                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:       811-4146

--------------------------------------------------------------------------------

                               JOHN HANCOCK TRUST

--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                      601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT        VALUE
                                         ---------  ------------
COMMON STOCKS - 98.54%

BIOTECHNOLOGY - 0.69%
Cephalon, Inc.*  (a)                        24,700  $  1,156,701
Medlmmune, Inc.*                            91,700     2,183,377
                                                    ------------
                                                       3,340,078

BROADCASTING - 0.66%
Viacom, Inc., Class B                       91,760     3,196,001

BUSINESS SERVICES - 7.49%
Accenture, Ltd., Class A*                  333,700     8,058,855
Cadence Design Systems, Inc.*              591,100     8,836,945
Certegy, Inc.                              121,300     4,199,406
Electronic Arts, Inc.*                       9,500       491,910
First Data Corp.                           194,200     7,634,002
Informatica Corp.* (a)                     206,900     1,711,063
VERITAS Software Corp.*                    239,350     5,557,707
                                                    ------------
                                                      36,489,888

CABLE AND TELEVISION - 1.23%
Time Warner, Inc.*                         340,700     5,979,285

CELLULAR COMMUNICATIONS - 0.91%
Motorola, Inc.                             121,400     1,817,358
Nextel Communications, Inc., Class A*       91,900     2,611,798
                                                    ------------
                                                       4,429,156

COMPUTERS & BUSINESS EQUIPMENT - 12.35%
CDW Corp.                                  121,886     6,908,499
Dell, Inc.*                                548,200    21,061,844
EMC Corp.*                               1,079,100    13,294,512
International Business Machines Corp.      110,300    10,079,214
Lexmark International, Inc.*                60,700     4,854,179
Research In Motion, Ltd.*                   52,000     3,973,840
                                                    ------------
                                                      60,172,088

ELECTRONICS - 4.82%
Dolby Laboratories, Inc.*                   52,500     1,233,750
Flextronics International, Ltd.*           426,200     5,131,448
Jabil Circuit, Inc.*                       163,000     4,648,760
Samsung Electronics Company                 18,400     9,095,815
Synopsys, Inc.*                            184,900     3,346,690
                                                    ------------
                                                      23,456,463

FINANCIAL SERVICES - 1.37%
Ameritrade Holding Corp.*                  123,900     1,265,019
Fiserv, Inc.*                              136,100     5,416,780
                                                    ------------
                                                       6,681,799

HEALTHCARE PRODUCTS - 0.44%
Boston Scientific Corp.*                    73,500     2,152,815

HOUSEHOLD APPLIANCES - 0.34%
LG Electronics, Inc.                        24,700     1,656,396

INTERNET CONTENT - 2.49%
Yahoo!, Inc.*                              357,800    12,129,420

INTERNET RETAIL - 2.55%
eBay, Inc.*                                187,800     6,997,428
IAC/InterActiveCorp* (a)                   243,942     5,432,588
                                                    ------------
                                                      12,430,016

INTERNET SERVICE PROVIDER - 0.99%
Covad Communications Group, Inc.*(a)           622           746
Google, Inc., Class A*                      26,700     4,819,617
                                                    ------------
                                                       4,820,363

INTERNET SOFTWARE - 10.39%
Cisco Systems, Inc.*                     1,373,730    24,576,030
Juniper Networks, Inc.* (a)                364,452     8,039,811
McAfee, Inc.*                              218,700     4,933,872
Symantec Corp.*                            267,400     5,703,642
VeriSign, Inc.*                            256,300     7,355,810
                                                    ------------
                                                      50,609,165

LEISURE TIME - 0.60%
International Game Technology, Inc.        110,100     2,935,266

PHARMACEUTICALS - 0.49%
Gilead Sciences, Inc.*                      66,200     2,369,960

SEMICONDUCTORS - 24.19%
Altera Corp.*                              248,200     4,909,396
Analog Devices, Inc.                       337,300    12,190,022
Applied Materials, Inc.*                   341,800     5,554,250
ASML Holding NV*                           117,700     1,973,829
Broadcom Corp., Class A*                    73,800     2,208,096
Intel Corp.                                731,000    16,981,130
Intersil Corp., Class A                    309,800     5,365,736
KLA-Tencor Corp.                           148,500     6,832,485
Linear Technology Corp.                     94,700     3,627,957
Marvell Technology Group, Ltd.*             66,900     2,564,946
Maxim Integrated Products, Inc.            305,400    12,481,698
Microchip Technology, Inc.                 303,300     7,888,833
National Semiconductor Corp.               139,200     2,868,912
Novellus Systems, Inc.*                    244,300     6,530,139
STMicroelectronics NV (a)                   84,300     1,404,438
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR (a)      567,800     4,814,944
Texas Instruments, Inc.                    336,500     8,577,385
Xilinx, Inc.                               378,400    11,060,632
                                                    ------------
                                                     117,834,828

SOFTWARE - 19.25%
Citrix Systems, Inc.*                      213,000     5,073,660
Cognos, Inc.* (a)                           84,300     3,535,542
Intuit, Inc.*                               42,100     1,842,717
Mercury Interactive Corp.*                 292,400    13,853,912
Microsoft Corp.                          1,364,800    32,987,216
Oracle Corp.*                            1,163,500    14,520,480
Red Hat, Inc.* (a)                         862,800     9,413,148
SAP AG, ADR (a)                            126,200     5,058,096
SAP AG (a)                                  36,900     5,948,240
Siebel Systems, Inc.*                      170,500     1,556,665
                                                    ------------
                                                      93,789,676

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 7.29%
Corning, Inc.*                             854,300     9,508,359
Crown Castle International Corp.*          146,400     2,351,184

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                -----------  ------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Lucent Technologies, Inc.* (a)                      495,400  $  1,362,350
Nokia Oyj-Sponsored ADR                             365,350     5,637,351
Nortel Networks Corp.*                              961,200     2,624,076
QUALCOMM, Inc.                                      305,000    11,178,250
Telus Corp.- CAD                                     22,400       720,155
Telus Corp.                                          69,900     2,153,619
                                                             ------------
                                                               35,535,344
                                                             ------------
TOTAL COMMON STOCKS (Cost $457,812,898)                      $480,008,007
                                                             ------------

SHORT TERM INVESTMENTS - 6.66%
State Street Navigator Securities
  Lending Prime Portfolio (c)                   $27,355,959  $ 27,355,959
T. Rowe Price Reserve Investment Fund (c)         5,079,551     5,079,551
                                                -----------  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $32,435,510)                                           $ 32,435,510
                                                             ------------

REPURCHASE AGREEMENTS - 0.32%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $1,559,054 on
  04/01/2005, collateralized by
  $1,135,000 U.S. Treasury Bonds,
  8.75% due 05/15/2017 (valued at
  $1,594,675, including interest)               $1,559,000  $  1,559,000
                                                -----------  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,559,000)                                            $  1,559,000
                                                             ------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
  (COST $491,807,408) - 105.52%                              $514,002,517
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.52)%               (26,905,523)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                   $487,096,994
                                                             ============

PACIFIC RIM TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                -----------  ------------
COMMON STOCKS - 94.84%
AUSTRALIA - 13.63%
AMP, Ltd.*                                           95,950  $    524,949
Australia and New Zealand Bank Group, Ltd.           59,564       949,099
Australia Gas Light Company, Ltd.*                   26,640       292,322
BHP Billiton, Ltd.                                  151,255     2,088,686
Bluescope Steel, Ltd. (a)                           112,700       757,673
Coca-Cola Amatil, Ltd. (a)                          142,720       946,261
Commonwealth Bank of Australia                       45,290     1,223,524
CSL, Ltd.                                            14,180       374,531
John Fairfax Holdings, Ltd.                          84,090       271,619
National Australia Bank, Ltd.                        50,290     1,101,726
Orica, Ltd.                                          19,860       280,079
Origin Energy, Ltd. (a)                              82,190       452,843
QBE Insurance Group, Ltd. (a)                        70,600       812,341
Rinker Group, Ltd.                                   54,890       458,095
Rio Tinto, Ltd. (a)                                   1,665        58,078
TABCORP Holdings, Ltd.                               23,590       306,797
Telstra Corp., Ltd.                                 175,940       692,024
Toll Holdings, Ltd. (a)                              40,700       439,684
Westfield Group (a)                                 137,200     1,716,484
Westpac Banking Corp., Ltd.                          66,420       976,735
Woolworths, Ltd. (a)                                 53,060       658,084
                                                             ------------
                                                               15,381,634

CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure, Ltd. (a)            17,500        12,341

CHINA - 0.85%
Beijing Datang Power Generation Company,
  Ltd., Class H (a)                                  36,000        26,079
China Life Insurance Company, Ltd.* (a)              68,000        45,338
China Petroleum & Chemical Corp., Class H           122,000        49,665
China Shipping Development Company, Ltd.,
  Class H                                            48,000        42,158
China Telecom Corp., Ltd.                           252,000        88,047
Huaneng Power International, Inc., Class H (a)       58,000        42,760
Jiangsu Expressway                                   32,000        14,668
Lenovo Group, Ltd. (a)                               60,000        20,387
PetroChina Company, Ltd., Class H (a)               714,000       444,004
Sinopec Shanghai Petrochemical
  Company, Ltd., H Shares                           220,000        90,265
Tong Ren Tang Technologies Company, Ltd.             16,000        33,337
Tsingtao Brewery Company, Ltd., Series H             28,000        29,259
Zhejiang Expressway Company, Ltd., Class H (a)       40,000        28,208
                                                             ------------
                                                                  954,175

HONG KONG - 5.34%
Bank of East Asia                                    61,800       177,890
BOC Hong Kong Holdings, Ltd. (a)                    112,000       205,353
Cheung Kong Holdings, Ltd.                           78,000       690,066
Cheung Kong Infrastructure Holdings, Ltd. (a)        17,000        48,716
China Mobile (Hong Kong), Ltd.                      165,000       539,475
China Resources Enterprises, Ltd.                    26,000        35,670
Citic Pacific, Ltd.                                  25,000        73,084
CLP Holdings, Ltd.                                   85,200       485,031
CNOOC, Ltd.*                                        360,500       194,134
Cosco Pacific, Ltd. (a)                              96,000       208,636
Esprit Holdings, Ltd.                                17,000       116,069
Hang Lung Group, Ltd.                                20,000        35,003
Hang Lung Properties, Ltd.                           23,000        33,471
Hang Seng Bank, Ltd.                                 33,600       443,735
Henderson Land Development                           22,000        97,881
Hong Kong & China Gas Company, Ltd.                 103,700       204,096
Hong Kong Electric Holdings, Ltd.                    49,400       219,155
Hong Kong Exchange & Clearing, Ltd. (a)              34,000        88,060
Hutchison Whampoa, Ltd. (a)                          84,000       713,530
Hysan Development Company, Ltd.                      10,000        19,681
Johnson Electronic Holdings, Ltd.                    45,500        41,129
Li & Fung, Ltd.                                     115,000       210,116

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                -----------  ------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Lianhua Supermarket Holdings, Ltd.                   12,000  $     13,078
Ping An Insurance Group Company of China,
  Ltd.                                               44,000        69,391
Shanghai Industrial Holdings, Ltd. (a)               17,000        36,074
Sun Hung Kai Properties, Ltd.                        52,000       471,712
Swire Pacific, Ltd., Class A*                        39,000       308,780
Television Broadcast, Ltd.                           10,000        50,390
Wharf Holdings, Ltd.                                 62,000       195,955
                                                             ------------
                                                                6,025,361

JAPAN - 56.29%
Amada Company, Ltd. (a)                             254,000     1,563,441
Asahi Glass Company, Ltd. (a)                       117,000     1,233,015
Bridgestone Corp. (a)                                49,000       900,713
Canon, Inc.                                          26,000     1,394,264
Credit Saison Company, Ltd. (a)                      37,000     1,331,965
Dainippon Ink & Chemicals, Inc.                     312,000       852,562
Daiwa Securities Group, Inc. (a)                    137,000       902,047
Dentsu, Inc.                                            104       284,187
Fanuc, Ltd. (a)                                       6,800       425,535
Hankyu Department Stores (a)                         50,000       389,834
Hirose Electric Company, Ltd.                         5,000       510,609
Hitachi, Ltd. (a)                                    86,000       534,166
Honda Motor Company, Ltd. (a)                        30,900     1,547,522
Hosiden Corp. (a)                                    61,000       682,677
Hoya Corp.                                           12,100     1,331,592
Japan Medical Dynamic Marketing, Inc.                62,900       662,291
Japan Securities Finance Company, Ltd.              126,000       964,756
JSR Corp. (a)                                       100,000     1,972,488
Keyence Corp.                                         6,700     1,552,138
Komatsu (a)                                         107,000       804,309
Kuraray Company (a)                                 126,000     1,124,570
Marui Company, Ltd. (a)                             124,300     1,670,471
Matsushita Electric
  Industrial Company, Ltd. (a)                       85,000     1,252,506
Mitsubishi Corp. (a)                                146,000     1,891,294
Mitsubishi Estate Company, Ltd. (a)                 149,000     1,731,443
Mitsui Sumitomo Insurance Company, Ltd. (a)         211,000     1,934,372
Mizuho Financial Group, Inc.                            120       567,405
Mori Seiki Company (a)                               53,000       561,017
NEC Corp.                                           138,000       833,985
Nikko Cordial Corp. (a)                              76,000       379,911
Nippon Steel Corp.                                  416,000     1,051,397
Nippon Telegraph & Telephone Corp.                      110       481,138
NTT DoCoMo, Inc.                                        360       604,337
Obayashi Corp. (a)                                  139,000       856,880
Orix Corp.                                            9,500     1,211,145
Promise Company, Ltd. (a)                            15,000     1,025,414
Rengo Company, Ltd. (a)                             250,000     1,235,719
Sekisui Chemical Company, Ltd. (a)                   76,000       552,147
Sekisui House, Ltd.                                 142,000     1,516,344
SFCG Company, Ltd. (a)                                3,940       959,049
Shimadzu Corp (a)                                   115,000       686,407
Sompo Japan Insurance, Inc. (a)                     107,000     1,116,652
Sumitomo Bakelite Company, Ltd. (a)                 269,000     1,678,349
Sumitomo Heavy Industries, Ltd. (a)                 393,000     1,546,710
Sumitomo Mitsui Financial Group, Inc. (a)               310     2,098,951
Taiyo Nippon Sanso Corp. (a)                        382,000     2,237,314
Takeda Chemical Industries, Ltd.                     36,042     1,717,646
TDK Corp.                                            11,000       752,996
The Bank of Yokohama, Ltd.*                         110,000       670,926
The Chiba Bank, Ltd.                                150,000       970,856
The Sumitomo Trust & Banking Company, Ltd.          171,000     1,114,749
THK Company, Ltd. (a)                                65,000     1,312,427
Tokyo Electron, Ltd. (a)                             17,300       985,806
Tokyo Seimitsu Company, Ltd. (a)                     16,800       584,416
TonenGeneral Sekiyu K.K.                             75,000       768,711
Toyota Industries Corp.                              51,000     1,436,419
Toyota Motor Corp. (a)                               42,000     1,562,882
TV Asahi Corp.                                          435     1,006,109
                                                             ------------
                                                               63,528,981

MALAYSIA - 2.47%
British American Tobacco Malaysia Berhad             12,000       137,368
Commerce Asset Holdings                             235,000       283,237
Genting Berhad                                       60,000       273,158
Malayan Bank Berhad                                 182,500       542,697
Maxis Communications Berhard                        172,000       427,737
Public Bank Berhad                                  139,500       284,507
Resorts World Berhad                                108,000       265,737
Sime Darby Berhard                                  190,000       297,500
Tanjong PLC                                          80,000       277,895
                                                             ------------
                                                                2,789,836

SINGAPORE - 2.57%
CapitaLand, Ltd. (a)                                 41,000        58,359
City Developments, Ltd.                              28,600       111,732
DBS Group Holdings, Ltd.                             66,000       595,639
Keppel Corp., Ltd. (a)                               26,000       171,653
Oversea-Chinese Banking Corp., Ltd.                  51,000       426,287
Singapore Airlines, Ltd.                             31,800       229,207
Singapore Exchange, Ltd.                             95,000       120,836
Singapore Press Holdings, Ltd.                       82,800       228,690
Singapore Technologies Engineering, Ltd.             41,000        63,574
Singapore Telecommunications, Ltd.*                 218,230       341,026
United Overseas Bank                                 56,208       490,245
Venture Corp., Ltd.                                   8,000        64,446
                                                             ------------
                                                                2,901,694

SOUTH KOREA - 6.05%
Cheil Industries, Inc.                                8,000       129,985
Hana Bank                                             5,000       137,863
Hyundai Mobis                                         5,500       358,543
Hyundai Motor Company                                 6,500       352,043
Kia Motors                                           11,500       158,543
Kookmin Bank                                          4,454       198,906
Korea Electric Power Corp.                           14,900       382,954

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                -----------  ------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Korea Gas Corp.                                       9,500  $    293,279
KT & G Corp.                                         34,000     1,104,874
LG Chem, Ltd.                                         1,300        52,486
LG Electronics, Inc.                                  1,700       114,003
LG Petrochemical Company, Ltd.                        2,200        57,302
Posco, Ltd.                                           2,700       534,417
Samsung Electronics Company                           2,820     1,394,033
Samsung Fire & Marine Insurance Company, Ltd.         4,100       310,478
Samsung SDI Company, Ltd.                             1,300       133,776
Shinhan Financial Group Company, Ltd.                12,500       334,810
Shinsegae Company, Ltd.                               1,000       308,715
SK Telecom Company, Ltd.                              2,000       336,780
The Hancook Tire Company, Ltd.                       12,000       134,121
                                                             ------------
                                                                6,827,911

TAIWAN - 2.87%
Acer Sertek, Inc.                                    41,262        64,828
Advanced Semiconductor Engineering, Inc.            166,477       122,853
Asustek Computer, Inc.                               35,852        99,001
Catcher Technology Company, Ltd.                     14,000        56,878
Cathay Financial Holdings Company, Ltd.              66,051       125,368
China Development Financial Holdings Corp.*         182,981        73,469
China Steel Corp.                                   217,187       242,307
Chinatrust Finance Holding Company, Ltd.            222,730       251,319
Compal Electronics, Inc.                             60,347        55,068
Evergreen Marine Corp.                               42,141        41,330
Far Eastern Textile, Ltd.                            66,501        43,692
Formosa Chemicals & Fibre Corp.                      66,667       135,848
Formosa Plastic Corp.                               125,916       225,806
Fubon Group Company, Ltd.                            24,745        23,444
Greatek Electronic                                   22,451        22,090
Hon Hai Precision Industry Company, Ltd.             51,922       230,721
MediaTek, Inc.                                        9,003        64,009
Merry Electronics                                     8,895        21,796
Novatek Microelectronics Corp., Ltd.                 10,260        46,568
Pou Chen Corp.                                       83,937        68,735
President Chain Store Corp.                          45,946        78,312
Quanta Computer, Inc.                                57,208        96,055
SinoPac Holdings Company                            233,205       127,683
Taishin Financial Holdings Company, Ltd.             44,627        39,944
Taiwan Cellular, Corp.                               95,000        96,490
Taiwan Semiconductor
  Manufacturing Company, Ltd.                       313,549       512,530
United Microelectronics Corp.*                      270,116       163,325
Yuan Ta Core Pacific Securities Company             156,608       114,576
                                                             ------------
                                                                3,244,045

THAILAND - 3.34%
Advanced Info Service Company, Ltd.                 175,000       447,341
Bangkok Bank Public Company, Ltd.                    90,000       257,669
Kasikornbank Public Company, Ltd.                   280,000       418,712
PTT Exploration & Production                         84,200       641,401
PTT PLC., Ltd.                                      138,000       680,828
Siam Cement Company                                 110,000       742,331
Siam Commercial Bank PLC                            450,000       580,905
                                                             ------------
                                                                3,769,187

UNITED KINGDOM - 0.50%
HSBC Holdings PLC (a)                                35,200       559,644

UNITED STATES - 0.92%
iShares MSCI Taiwan Index Fund                       90,000     1,042,200
                                                    -------  ------------
TOTAL COMMON STOCKS (Cost $90,755,020)                       $107,037,009
                                                             ------------

WARRANTS - 0.01%

SINGAPORE -0.01%
City Developments, Ltd.
   (Expiration date 05/10/2006; Strike
   price 2.50 SGD)*                                   1,860         4,506
                                                    -------  ------------
TOTAL WARRANTS (Cost $0)                                     $      4,506
                                                             ------------

SHORT TERM INVESTMENTS - 25.95%
State Street Navigator Securities
  Lending Prime Portfolio (c)                   $29,287,929  $ 29,287,929
                                                -----------  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $29,287,929)                                           $ 29,287,929
                                                             ------------

REPURCHASE AGREEMENTS - 4.68%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.40% to
  be repurchased at $5,283,352 on
  04/01/2005, collateralized by
  $5,200,000 U.S. Treasury Notes,
  5.75% due 11/15/2005 (valued at
  $5,390,330, including interest) (c)           $ 5,283,000  $  5,283,000
                                                -----------  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,283,000)                                            $  5,283,000
                                                             ------------
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
  (COST $125,325,949) - 125.48%                              $141,612,444
LIABILITIES IN EXCESS OF OTHER ASSETS-(25.48)%                (28,756,210)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                   $112,856,234
                                                             ============

The Trust had the following five top industry conecentrations as of March 31, 2005 (as a percentage of total net assets):

Banking                               11.48%
Financial Services                     9.10%
Chemicals                              7.96%
Industrial Machinery                   5.18%
Real Estate                            4.85%

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE
                                         -----------  ------------
COMMON STOCKS - 100.75%

BIOTECHNOLOGY - 22.85%
Amgen, Inc.*                                 110,900  $  6,455,489
Biogen Idee, Inc.*                            41,100     1,418,361
Biosphere Medical, Inc.*                      86,600       342,070
Cephalon, Inc.*                              124,200     5,816,286
Chiron Corp.*                                  4,300       150,758
Cytokinetics, Inc.*                            8,300        54,448
deCODE genetics, Inc.*                        81,100       462,270
Discovery Laboratories, Inc.*                 18,000       101,340
Exelixis, Inc.*                              117,500       796,650
Genentech, Inc.*                              90,700     5,134,527
Human Genome Sciences, Inc.*                  71,000       654,620
ICOS Corp.*                                   11,400       256,044
Integra LifeSciences Holdings Corp.*           7,500       264,150
Invitrogen Corp.*                             36,900     2,553,480
Keryx Biopharmaceuticals, Inc.*               37,200       496,992
Kosan Biosciences, Inc.*                       9,500        38,950
Martek Biosciences Corp.*                     21,200     1,233,628
Medlmmune, Inc.*                              48,500     1,154,785
MGI Pharma, Inc.*                            100,900     2,549,743
Myogen, Inc.* (e)                             31,000       244,590
Myriad Genetics, Inc.*                        24,200       445,038
Nektar Therapeutics*                          40,200       560,388
NeoRx Corp.*                                  36,100        35,739
Neurocrine Biosciences, Inc.*                 70,000     2,664,200
Protein Design Labs, Inc.*                    89,900     1,437,501
Regeneration Technologies, Inc.*              67,900       700,049
Serologicals Corp.*                           26,200       640,328
Transkaryotic Therapies, Inc.*                33,600       838,824
Trimeris, Inc.*                              110,800     1,247,608
Vion Pharmaceuticals, Inc.*                  157,000       447,450
Virologic, Inc.*                              15,400        36,806
                                                      ------------
                                                        39,233,112

CHEMICALS - 0.49%
Solvay SA*                                     5,400       643,875
UCBSA                                          3,900       188,790
                                                      ------------
                                                           832,665

DRUGS & HEALTH CARE - 3.70%
Conmed Corp.*                                  2,600        78,312
CV Therapeutics, Inc.*                        49,900     1,015,964
ImClone Systems, Inc.*                       115,000     3,967,500
Immucor Corp.*                                35,150     1,061,179
OraSure Technologies, Inc.*                   30,900       227,424
                                                      ------------
                                                         6,350,379

HEALTHCARE PRODUCTS - 14.03%
Alcon, Inc.                                   16,300     1,455,427
Aspect Medical Systems, Inc.*                 27,600       595,884
Bausch & Lomb, Inc.                           12,000       879,600
Baxter International, Inc.                     7,600       258,248
Biomet, Inc.                                  14,700       533,610
Boston Scientific Corp.*                       3,500       102,515
C.R. Bard, Inc.                                3,800       258,704
Dade Behring Holdings, Inc.*                  24,882     1,466,296
Dynavax Technologies Corp.*                    7,700        35,959
Edwards Lifesciences Corp.*                   28,800     1,244,736
Fischer Imaging Corp.*                        58,000       365,400
Gen-Probe, Inc.*                              33,900     1,510,584
INAMED Corp.*                                  2,900       202,652
Johnson & Johnson                             32,600     2,189,416
Kinetic Concepts, Inc.*                       37,400     2,230,910
Kyphon, Inc.*                                 12,700       319,659
LCA- Vision, Inc.                             25,000       832,500
Medtronic, Inc.                               22,800     1,161,660
Patterson Companies, Inc.*                    17,400       869,130
ResMed, Inc.*                                 13,500       761,400
Respironics, Inc.*                             3,000       174,810
St. Jude Medical, Inc.*                       28,000     1,008,000
Stryker Corp.                                 32,200     1,436,442
Symmetry Medical, Inc.*                        9,400       178,788
The Cooper Companies, Inc.                     1,700       123,930
The Medicines Company*                       126,400     2,864,224
Zimmer Holdings, Inc.*                        13,300     1,034,873
                                                      ------------
                                                        24,095,357

HEALTHCARE SERVICES - 19.31%
Cardinal Health, Inc.                         17,500       976,500
Coventry Health Care, Inc.*                   26,600     1,812,524
DaVita, Inc.*                                 43,600     1,824,660
HCA, Inc.                                     11,000       589,270
Healthsouth Corp.*                            50,300       269,105
LabOne, Inc.*                                 18,400       634,432
NeighborCare, Inc.*                           31,300       915,525
Omnicare, Inc.                                 7,500       265,875
Symbion, Inc.*                                29,900       638,963
United Surgical Partners International,
  Inc.*                                        2,800       128,156
UnitedHealth Group, Inc.                     136,800    13,047,984
Wellpoint, Inc.*                              96,100    12,046,135
                                                      ------------
                                                        33,149,129

HOUSEHOLD PRODUCTS - 0.71%
Cryolife, Inc.*                               63,900       395,541
Endologix, Inc.*                              61,000       350,750
Select Comfort Corp.*                         23,100       472,164
                                                      ------------
                                                         1,218,455

LIFE SCIENCES - 1.10%
Incyte Corp.*                                 59,800       408,434
Symyx Technologies, Inc.*                     67,200     1,481,760
                                                      ------------
                                                         1,890,194

MEDICAL-HOSPITALS - 3.36%
Community Health Systems, Inc.*               84,100     2,935,931
Manor Care, Inc.                               7,300       265,428
Sunrise Senior Living, Inc.*                  33,600     1,632,960
Triad Hospitals, Inc.*                        18,700       936,870
                                                      ------------
                                                         5,771,189

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                 -----------  ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 35.20%
Abgenix, Inc.*                                       115,200  $    806,400
Able Laboratories, Inc.*                              26,100       612,306
Alexion Pharmaceuticals, Inc.*                        49,600     1,074,584
Alkermes, Inc.*                                      173,200     1,797,816
Allergan, Inc.                                         7,500       521,025
American Pharmaceutical Partners, Inc.*                3,800       196,612
AmerisourceBergen Corp.                               12,000       687,480
Amylin Pharmaceuticals, Inc.*                         40,100       701,349
Andrx Corp.*                                          51,900     1,176,573
Array BioPharma, Inc.*                                15,200       106,552
Atherogenics, Inc.*                                   47,900       627,011
Biocryst Pharmaceuticals, Inc.*                       83,400       384,474
Caremark Rx, Inc.*                                     7,312       290,871
Celgene Corp.*                                        65,400     2,226,870
Cubist Pharmaceuticals, Inc.*                        145,700     1,547,334
Elan Corp. PLC, ADR*                                 138,000       447,120
Eli Lilly & Company                                   36,100     1,880,810
Encysive Pharmaceuticals, Inc.*                      103,000     1,052,660
Eyetech Pharmaceuticals, Inc.*                        74,000     2,035,000
Favrille, Inc.*                                       15,400        78,232
Forest Laboratories, Inc.*                             7,500       277,125
Gilead Sciences, Inc.*                               291,698    10,442,788
GlaxoSmithKline PLC                                    9,300       213,040
Idenix Pharmaceuticals, Inc.*                         44,100       875,385
Indevus Pharmaceuticals, Inc.*                        50,100       139,278
Inspire Pharmaceuticals, Inc.*                        26,300       214,608
Ivax Corp.*                                           82,175     1,624,600
Ligand Pharmaceuticals, Inc., Class B*                18,800       107,724
Novartis AG, ADR                                      11,200       523,936
Noven Pharmaceuticals, Inc.*                          26,300       446,048
NPS Pharmaceuticals, Inc.*                            84,500     1,066,390
Onyx Pharmaceuticals, Inc.*                           30,038       941,691
OSI Pharmaceuticals, Inc.*                            49,500     2,046,330
Penwest Pharmaceuticals Company*                      14,700       181,692
Pfizer, Inc.                                          82,580     2,169,377
Pharmion Corp.*                                       14,900       432,100
Rigel Pharmaceuticals, Inc.*                          30,600       490,824
Roche Holdings AG-Genusschein                          3,100       332,430
Salix Pharmaceuticals, Ltd.*                           9,750       160,778
Sanofi-Synthelabo SA                                  15,600     1,315,915
Schering-Plough Corp.                                 53,400       969,210
Schwarz Pharma AG                                     14,800       652,524
Sepracor, Inc.*                                       89,500     5,138,195
Shire Pharmaceuticals Group PLC, ADR                  29,600     1,014,688
Taro Pharmaceutical Industries, Ltd.*                 11,400       359,784
Teva Pharmaceutical Industries, Ltd., ADR             37,000     1,147,000
Theravance, Inc.*                                     38,600       704,450
United Therapeutics Corp.*                             8,400       383,838
Valeant Pharmaceuticals International                 29,600       666,592
Vertex Pharmaceuticals, Inc.*                         85,704       802,190
Vicuron Phamaceuticals, Inc.*                         23,600       371,936
ViroPharma, Inc.*                                     52,200       122,148
Wyeth                                                 99,823     4,210,534
XOMA, Ltd.*                                           83,100        83,100
Yamanouchi Pharmaceutical Company, Ltd.               46,000     1,557,286
                                                              ------------
                                                                60,436,613
                                                              ------------
TOTAL COMMON STOCKS (Cost $165,914,302)                       $172,977,093
                                                              ------------

PREFERRED STOCKS - 0.70%
BIOTECHNOLOGY - 0.01%
NeoRx Corp.*                                               6        12,998

FINANCIAL SERVICES - 0.69%
Morgan Stanley*                                       40,000     1,193,600
                                                 -----------  ------------
TOTAL PREFERRED STOCKS (Cost $1,776,400)                      $  1,206,598
                                                              ------------

WARRANTS - 0.00%

BIOTECHNOLOGY - 0.00%
Myogen, Inc.
   (Expiration date 09/29/2009; strike
   price $7.80)*(e)                                    2,960           266

NeoRx Corp.
   (Expiration date 12/03/2008; strike
   price $6.00)*                                       2,400             0
                                                              ------------
                                                                       266
                                                              ------------
TOTAL WARRANTS (Cost $370)                                    $        266
                                                              ------------

OPTIONS - 0.01%

DRUGS & HEALTH CARE - 0.01%
CV Therapeutics, Inc.
   Expiration 04/16/2005 at $20.00*                   10,700        17,655
                                                 -----------  ------------
TOTAL OPTIONS (Cost $17,823)                                  $     17,655
                                                              ------------

SHORT TERM INVESTMENTS - 0.00%
T. Rowe Price Reserve Investment Fund (c)        $       348  $        348
                                                 -----------  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $348)                                                   $        348
                                                              ------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
  (COST $167,709,243) - 101.46%                               $174,201,960
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.46)%                 (2,512,665)
                                                              ------------
TOTAL NET ASSETS - 100.00%                                    $171,689,295
                                                              ============

EMERGING GROWTH TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                 -----------  ------------
COMMON STOCKS - 94.45%

ADVERTISING - 1.32%
ValueClick, Inc. * (a)                               136,320  $ 1,446,355
Ventiv Health, Inc. * (a)                            104,000    2,392,000
                                                              -----------
                                                                3,838,355

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
COMMON STOCKS (CONTINUED)

AEROSPACE - 0.84%
ARGON ST, Inc. * (a)                          74,000    $ 2,442,000

AIR TRAVEL - 0.35%
Alaska Air Group, Inc. *                      34,700      1,021,568

APPAREL & TEXTILES - 2.83%
Deckers Outdoor Corp. * (a)                   59,300      2,119,382
Guess, Inc. *                                 98,620      1,351,094
K-Swiss, Inc., Class A                        76,800      2,536,704
Phillips Van Heusen Corp.                     82,100      2,187,144
                                                        -----------
                                                          8,194,324

AUTO SERVICES - 0.59%
Copart, Inc. *                                72,100      1,698,676

AUTOMOBILES - 0.58%
Tenneco Automotive, Inc. *                   134,440      1,675,122

BANKING - 4.74%
First Community Bancorp (a)                   52,050      2,305,815
First Midwest Bancorp, Inc.                   81,500      2,647,120
Irwin Financial Corp. (a)                     55,400      1,275,308
Oriental Financial Group, Inc. (a)           102,879      2,409,426
R & G Financial Corp., Class B                 9,500        296,115
Republic Bancorp, Inc.                        40,599        549,710
Trustmark Corp.                               79,900      2,317,100
Umpqua Holdings Corp. (a)                     83,590      1,951,827
Washington Federal, Inc.                         270          6,294
                                                        -----------
                                                         13,758,715

BIOTECHNOLOGY - 3.75%
Applera Corp. - Celera Genomics Group *      105,700      1,083,425
Charles River Laboratories
  International, Inc. *                       62,000      2,916,480
deCODE genetics, Inc. * (a)                  135,000        769,500
Nabi Biopharmaceuticals *                    112,400      1,402,752
Neurocrine Biosciences, Inc. *                33,300      1,267,398
Progress Software Corp. *                    131,450      3,446,619
                                                        -----------
                                                         10,886,174

BUILDING MATERIALS & CONSTRUCTION - 0.66%
NCI Building Systems, Inc. * (a)              49,400      1,906,840

BUSINESS SERVICES - 5.82%
Acxiom Corp.                                  86,900      1,818,817
Brinks Company                                68,993      2,387,158
Corillian Corp. *                            287,950      1,002,066
Euronet Worldwide, Inc. *                     83,600      2,386,780
Korn/Ferry International * (a)               107,700      2,049,531
Labor Ready, Inc. * (a)                      123,660      2,306,259
Navigant Consulting Company *                 57,600      1,568,448
PDI, Inc. *                                   74,400      1,525,200
Quest Software, Inc. *                       131,800      1,824,112
                                                        -----------
                                                         16,868,371

CABLE AND TELEVISION - 0.72%
SBS Broadcasting SA * (a)                     46,800      2,090,088

CELLULAR COMMUNICATIONS - 0.94%
Alamosa Holdings, Inc. * (a)                 117,500      1,371,225
UbiquiTel, Inc. * (a)                        201,600      1,350,720
                                                        -----------
                                                          2,721,945

CHEMICALS - 1.03%
Cytec Industries, Inc.                        55,260      2,997,855

COMMERCIAL SERVICES - 0.50%
TNS, Inc. *                                   80,900      1,452,155

COMPUTERS & BUSINESS EQUIPMENT - 1.81%
Helix Technology Corp. (a)                   106,300      1,644,461
MTS Systems Corp.                             56,000      1,625,680
Western Digital Corp. *                      156,100      1,990,275
                                                        -----------
                                                          5,260,416

CONSTRUCTION MATERIALS - 0.77%
Applied Industrial Technologies, Inc.         82,200      2,235,840

CRUDE PETROLEUM & NATURAL GAS - 0.77%
Helmerich & Payne, Inc.                       56,300      2,234,547

DOMESTIC OIL - 4.94%
Berry Petroleum Company, Class A (a)          24,500      1,260,525
KCS Energy, Inc. *                           143,500      2,204,160
Magnum Hunter Resources, Inc. *              177,200      2,854,692
Oil States International, Inc. *             120,800      2,482,440
Remington Oil Gas Corp. *                     87,450      2,756,424
St. Mary Land & Exploration Company (a)       55,120      2,758,756
                                                        -----------
                                                         14,316,997

DRUGS & HEALTH CARE - 1.55%
Cell Genesys, Inc. * (a)                     135,000        611,550
Gentiva Health Services, Inc. *              108,528      1,755,983
Intuitive Surgical, Inc. *                    46,800      2,127,996
                                                        -----------
                                                          4,495,529

ELECTRICAL EQUIPMENT - 3.33%
Baldor Electric Company (a)                  102,100      2,635,201
W.H. Brady Company, Class A                   80,040      2,589,294
Watsco, Inc.                                  48,000      2,020,800
Wesco International, Inc. *                   86,060      2,409,680
                                                        -----------
                                                          9,654,975

ELECTRONICS - 3.83%
Belden CDT, Inc.                              83,000      1,843,430
CTS Corp.                                     20,100        261,300
Hutchinson Technology, Inc. * (a)             58,000      2,017,240
Thomas & Betts Corp. *                        81,969      2,647,599
TTM Technologies, Inc. * (a)                 162,700      1,701,842
Varian, Inc. *                                69,900      2,648,511
                                                        -----------
                                                         11,119,922

FINANCIAL SERVICES - 1.68%
Dollar Financial Corp. *                     100,000      1,188,000
Interactive Data Corp. *                     107,500      2,230,625
Raymond James Financial, Inc.                 48,000      1,454,400
                                                        -----------
                                                          4,873,025

FOOD & BEVERAGES - 0.80%
Corn Products International, Inc.             89,080      2,315,189

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 4.11%
Dade Behring Holdings, Inc. *                 46,700    $ 2,752,031
DJ Orthopedics, Inc. *                        80,000      2,004,000
Haemonetics Corp. *                           47,800      2,015,248
LifeCell Corp. * (a)                         249,500      2,220,550
Respironics, Inc. *                           50,501      2,942,693
                                                        -----------
                                                         11,934,522

HEALTHCARE SERVICES - 2.02%
Genesis HealthCare Corp. *                    70,700      3,032,323
Sierra Health Services, Inc. *                44,060      2,812,790
                                                        -----------
                                                          5,845,113

HOTELS & RESTAURANTS - 1.41%
Choice Hotels, Inc.                           24,158      1,496,588
Sonic Corp. *                                 78,000      2,605,200
                                                        -----------
                                                          4,101,788

HOUSEHOLD PRODUCTS - 1.18%
Central Garden & Pet Company * (a)            48,550      2,129,403
Tempur-Pedic International, Inc. * (a)        69,800      1,302,468
                                                        -----------
                                                          3,431,871

INDUSTRIAL MACHINERY - 1.12%
Kennametal, Inc.                              36,200      1,719,138
Rofin Sinar Technologies, Inc. *              47,400      1,523,436
                                                        -----------
                                                          3,242,574

INSURANCE - 0.55%
HCC Insurance Holdings, Inc.                  44,400      1,605,504

INTERNET CONTENT - 0.58%
Jupitermedia Corp. * (a)                     108,600      1,684,386

INTERNET SOFTWARE - 2.02%
F5 Networks, Inc. *                           37,500      1,893,375
TIBCO Software, Inc. *                       278,918      2,077,939
WebEx Communications, Inc. * (a)              88,100      1,902,079
                                                        -----------
                                                          5,873,393

LEISURE TIME - 1.03%
Penn National Gaming, Inc. *                  46,000      1,351,480
RC2 Corp. * (a)                               47,700      1,621,800
                                                        -----------
                                                          2,973,280

MANUFACTURING - 1.28%
Coherent, Inc. *                              63,000      2,126,880
Nordson Corp.                                 42,830      1,577,001
                                                        -----------
                                                          3,703,881

MEDICAL-HOSPITALS - 1.29%
Cepheid, Inc. * (a)                          122,600      1,185,542
TLC Vision, Corp. *                          269,000      2,547,430
                                                        -----------
                                                          3,732,972

METAL & METAL PRODUCTS - 3.25%
Commercial Metals Company                     78,200      2,650,198
Crown Holdings, Inc. *                       176,600      2,747,896
Matthews International Corp., Class A         71,700      2,348,892
Reliance Steel & Aluminum Company             41,800      1,672,418
                                                        -----------
                                                          9,419,404

PETROLEUM SERVICES - 1.83%
Cal Dive International, Inc. * (a)            53,200      2,409,960
Core Laboratories NV *                       112,900      2,898,143
                                                        -----------
                                                          5,308,103

PHARMACEUTICALS - 1.42%
First Horizon Pharmaceutical Corp. * (a)     114,000      1,924,320
Medicis Pharmaceutical Corp., Class A         41,900      1,256,162
Pain Therapeutics, Inc. * (a)                184,000        934,720
                                                        -----------
                                                          4,115,202

POLLUTION CONTROL - 0.45%
Duratek, Inc. *                               65,134      1,299,423

PUBLISHING - 0.96%
Consolidated Graphics, Inc. *                 22,500      1,183,500
Thomas Nelson, Inc. (a)                       67,330      1,592,355
                                                        -----------
                                                          2,775,855
RAILROADS & EQUIPMENT - 1.14%
Genesee & Wyoming, Inc., Class A *            58,300      1,510,553
Wabtec Corp.                                  88,100      1,805,169
                                                        -----------
                                                          3,315,722
REAL ESTATE - 0.77%
Equity Inns, Inc., REIT (a)                  202,100      2,229,163

RETAIL TRADE - 8.81%
Aeropostale, Inc. *                           54,900      1,797,975
BJ's Wholesale Club, Inc. *                   75,000      2,329,500
Cash America International, Inc.              90,700      1,989,051
Coldwater Creek, Inc. * (a)                  118,456      2,189,067
Fossil, Inc. *                                52,700      1,366,248
Guitar Center, Inc. *                         38,380      2,104,375
Hibbett Sporting Goods, Inc. *                90,000      2,703,600
Pacific Sunwear of California, Inc. *         78,895      2,207,482
Pantry, Inc. * (a)                            65,800      2,037,826
PETCO Animal Supplies, Inc. *                 57,340      2,110,685
The Men's Wearhouse, Inc. *                   63,600      2,684,556
Too, Inc. *                                   82,400      2,032,808
                                                        -----------
                                                         25,553,173

SEMICONDUCTORS - 5.34%
Amis Holdings, Inc. *                        180,000      2,032,200
Emulex Corp. *                               113,000      2,128,920
MIPS Technologies, Inc., Class A *           184,700      2,124,050
MKS Instruments, Inc. *                       75,100      1,192,588
ON Semiconductor Corp. *                     441,600      1,744,320
Semtech Corp. *                               65,700      1,174,059
Silicon Image, Inc. *                        177,000      1,780,620
Skyworks Solutions, Inc. *                   280,000      1,778,000
Volterra Semiconductor Corp. *               114,700      1,548,450
                                                        -----------
                                                         15,503,207

SOFTWARE - 6.44%
Allscripts Heathcare Solution, Inc. * (a)    165,000      2,359,500
ANSYS, Inc. *                                 61,700      2,110,757
Borland Software Corp. *                     157,600      1,279,712
Hyperion Solutions Corp. *                    10,200        449,922

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             -----------    ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
MicroStrategy, Inc. *                             32,000    $  1,736,640
Open Solutions, Inc. * (a)                        97,532       1,934,060
Packeteer, Inc. * (a)                            124,600       1,917,594
Parametric Technology Corp. *                    392,100       2,191,839
Serena Software, Inc. * (a)                       97,070       2,306,383
SS&C Technologies, Inc.                           64,971       1,481,339
Ulticom, Inc. * (a)                               81,000         901,530
                                                            ------------
                                                              18,669,276

STEEL - 0.71%
NS Group, Inc. *                                  65,400       2,054,214

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.08%
Harmonic, Inc. * (a)                             181,400       1,734,184
Spectrasite, Inc. *                               24,000       1,391,280
                                                            ------------
                                                               3,125,464

TOYS, AMUSEMENTS & SPORTING GOODS - 0.55%
Marval Enterprises, Inc. *                        79,700       1,594,000

TRUCKING & FREIGHT - 0.96%
Arkansas Best Corp.                               35,400       1,337,412
Old Dominion Freight Lines, Inc. * (a)            46,695       1,454,549
                                                            ------------
                                                               2,791,961
                                             -----------    ------------
TOTAL COMMON STOCKS (Cost $253,528,217)                     $273,942,079
                                             -----------    ------------

SHORT TERM INVESTMENTS - 20.02%
Federal Home Loan Mortgage Corp.
Discount
  Notes, Series RB
  zero coupon due 04/05/2005                 $ 7,000,000    $  6,997,931
Federal National Mortgage Association
  2.72% due 04/27/2005                         4,000,000       3,992,142
Lehman Brothers Holdings, Inc.
  2.85% due 04/01/2005                           600,000         600,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                         46,486,819      46,486,819
                                             -----------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $58,076,892)                                          $ 58,076,892
                                             -----------    ------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.40% to
  be repurchased at $26,002 on
  04/01/2005, collateralized by
  $30,000 U.S. Treasury Notes, 3.625%
  due 07/15/2006 (valued at $29,625,
  including interest) (c)                    $    26,000    $     26,000
                                             -----------    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)                                              $     26,000
                                             -----------    ------------
TOTAL INVESTMENTS (EMERGING GROWTH
TRUST)
  (Cost $311,631,108) - 114.48%                             $332,044,971
LIABILITIES IN EXCESS OF OTHER ASSETS -
(14.48)%                                                     (41,993,368)
                                                            ------------
TOTAL NET ASSETS - 100.00%                                  $290,051,603
                                                            ============

AGGRESSIVE GROWTH TRUST

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                             ---------    -----------
COMMON STOCKS - 93.81%

ADVERTISING - 1.06%
Lamar Advertising Company *                    81,500     $ 3,283,635
ValueClick, Inc. *                            130,200       1,381,422
                                                          -----------
                                                            4,665,057

AEROSPACE - 1.02%
Textron, Inc.                                  38,300       2,857,946
United Industrial Corp. (a)                    56,400       1,670,568
                                                          -----------
                                                            4,528,514

AIR TRAVEL - 0.68%
JetBlue Airways Corp. * (a)                    72,100       1,372,784
Southwest Airlines Company                    114,400       1,629,056
                                                          -----------
                                                            3,001,840

APPAREL & TEXTILES - 2.60%
Bebe Stores, Inc. (a)                          72,849       2,473,224
Cintas Corp.                                   53,000       2,189,430
Joseph A. Bank Clothiers, Inc. * (a)           63,537       1,861,634
Quiksilver, Inc. *                             60,200       1,747,606
Warnaco Group, Inc. *                          81,100       1,949,644
Wolverine World Wide, Inc.                     58,300       1,249,369
                                                          -----------
                                                           11,470,907

BANKING - 4.49%
East West Bancorp, Inc.                        30,600       1,129,752
Independence Community Bank Corp.              40,600       1,583,400
Investors Financial Services Corp. (a)         97,200       4,754,052
New York Community Bancorp, Inc. (a)           57,082       1,036,609
North Fork Bancorporation, Inc.                80,100       2,221,974
PrivateBankcorp, Inc. (a)                      41,900       1,316,079
Silicon Valley Bancshares * (a)                43,500       1,916,610
Southwest BanCorp of Texas, Inc.              154,600       2,836,910
Texas Capital Bancshares, Inc. *               27,600         579,600
Texas Regional Bancshares, Inc., Class A       36,500       1,099,015
UCBH Holdings, Inc. (a)                        34,300       1,368,570
                                                          -----------
                                                           19,842,571

BIOTECHNOLOGY - 3.21%
Affymetrix, Inc. * (a)                         48,300       2,069,172
Integra LifeSciences Holdings Corp. * (a)      53,000       1,866,660
Invitrogen Corp. *                             18,300       1,266,360
MedImmune, Inc. *                              56,200       1,338,122
MGI Pharma, Inc. *                            142,500       3,600,975
Myriad Genetics, Inc. * (a)                    47,600         875,364
Neurocrine Biosciences, Inc. * (a)             39,700       1,510,982
QLT, Inc.-USD *                               129,400       1,664,084
                                                          -----------
                                                           14,191,719

BROADCASTING - 1.75%
Radio One, Inc., Class A *                     33,100         485,908
Radio One, Inc., Class D *                    196,500       2,898,375
Univision Communications, Inc., Class A *     157,255       4,354,391
                                                          -----------
                                                            7,738,674

BUILDING MATERIALS & CONSTRUCTION - 1.61%
American Standard Companies, Inc.              46,200       2,147,376
Eagle Materials, Inc. (a)                      25,000       2,023,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                             ---------    -----------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Hughes Supply, Inc.                            54,500     $ 1,621,375
Trex Company, Inc. * (a)                       30,200       1,341,182
                                                          -----------
                                                            7,133,433

BUSINESS SERVICES - 8.01%
Acxiom Corp.                                   57,200       1,197,196
Affiliated Computer Services, Inc.,
Class A *                                      41,100       2,188,164
Alliance Data Systems Corp. *                 115,300       4,658,120
ARAMARK Corp., Class B                         68,600       1,802,808
Charles River Associates, Inc. * (a)           29,600       1,460,760
ChoicePoint, Inc. *                            54,200       2,173,962
Corporate Executive Board Company              28,700       1,835,365
CoStar Group, Inc. * (a)                       48,400       1,783,540
Euronet Worldwide, Inc. * (a)                  72,000       2,055,600
Global Payments, Inc. (a)                      29,400       1,896,006
Iron Mountain, Inc. *                          94,400       2,722,496
Jackson Hewitt Tax Service, Inc.               72,200       1,510,424
Manpower, Inc.                                 45,800       1,993,216
MPS Group, Inc. *                             127,200       1,336,872
Paychex, Inc.                                 114,400       3,754,608
Perot Systems Corp., Class A *                 68,500         920,640
Scansource, Inc. * (a)                         25,400       1,316,482
Sirva, Inc. *                                 112,000         796,320
                                                          -----------
                                                           35,402,579

CELLULAR COMMUNICATIONS - 0.22%
Alamosa Holdings, Inc. *                       84,600         987,282

CHEMICALS - 1.26%
Airgas, Inc.                                   26,600         635,474
FMC Corp. *                                    33,600       1,795,920
Rohm & Haas Company                            25,700       1,233,600
The Scotts Company, Class A *                  27,400       1,924,302
                                                          -----------
                                                            5,589,296

COMPUTERS & BUSINESS EQUIPMENT - 1.14%
Brocade Communications Systems, Inc. *         10,800          63,936
CDW Corp.                                      45,400       2,573,272
Electronics For Imaging, Inc. *                69,900       1,247,016
Intergraph Corp. *                             40,200       1,158,162
                                                          -----------
                                                            5,042,386

CONSTRUCTION MATERIALS - 0.47%
JLG Industries, Inc.                           95,500       2,058,025

CONTAINERS & GLASS - 0.24%
Owens-Illinois, Inc. *                         42,900       1,078,506

COSMETICS & TOILETRIES - 0.30%
Steiner Leisure, Ltd. *                        40,200       1,314,138

CRUDE PETROLEUM & NATURAL GAS - 1.13%
Patterson-UTI Energy, Inc.                     64,600       1,616,292
Quicksilver Resources, Inc. * (a)              12,800         623,744
Unit Corp. *                                   61,100       2,759,887
                                                          -----------
                                                            4,999,923

DOMESTIC OIL - 0.38%
Encore Aquisition Company *                    40,800       1,685,040

DRUGS & HEALTH CARE - 1.57%
Immucor Corp. *                                85,100       2,569,169
Impax Laboratories, Inc. * (a)                 46,700         747,200
Intuitive Surgical, Inc. * (a)                 39,100       1,777,877
Mentor Corp. (a)                               57,900       1,858,590
                                                          -----------
                                                            6,952,836

ELECTRICAL EQUIPMENT - 0.97%
Cooper Industries, Ltd., Class A               17,400       1,244,448
Molex, Inc.                                    41,000       1,080,760
Tektronix, Inc.                                44,600       1,094,038
Wesco International, Inc. *                    31,700         887,600
                                                          -----------
                                                            4,306,846

ELECTRICAL UTILITIES - 0.26%
DPL, Inc.                                      46,300       1,157,500

ELECTRONICS - 4.27%
Arm Holdings PLC, ADR (a)                     280,766       1,684,596
ATI Technologies, Inc. *                      100,100       1,727,726
Daktronics, Inc. * (a)                         39,300         850,845
Enersys * (a)                                 125,800       1,647,980
FLIR Systems, Inc. *                           70,900       2,148,270
Harman International Industries, Inc.           7,900         698,834
II-VI, Inc. * (a)                              50,100         873,744
L-3 Communications Holdings, Inc.              20,300       1,441,706
Mercury Computer Systems, Inc. * (a)           64,100       1,767,878
Synopsys, Inc. *                               66,800       1,209,080
Thomas & Betts Corp. *                         52,200       1,686,060
Trimble Navigation, Ltd. *                     47,550       1,607,665
Varian, Inc. *                                 40,400       1,530,756
                                                          -----------
                                                           18,875,140

FINANCIAL SERVICES - 1.81%
Affiliated Managers Group, Inc. * (a)          52,400       3,250,372
Fiserv, Inc. *                                 67,000       2,666,600
Jeffries Group, Inc.                           32,000       1,205,760
SLM Corp.                                      17,400         867,216
                                                          -----------
                                                            7,989,948

FOOD & BEVERAGES - 0.22%
Coca-Cola Enterprises, Inc.                    46,300         950,076

HEALTHCARE PRODUCTS - 4.93%
Advanced Medical Optics, Inc. * (a)            50,800       1,839,468
American Medical Systems Holdings, Inc. *      96,000       1,649,280
Biomet, Inc.                                   58,100       2,109,030
Cytyc Corp. *                                 103,400       2,379,234
Fisher Scientific International, Inc. *        43,700       2,487,404
Gen-Probe, Inc. *                              44,600       1,987,376
Kinetic Concepts, Inc. *                       40,900       2,439,685
Kyphon, Inc. * (a)                             44,724       1,125,703
Nuvasive, Inc. * (a)                           93,400       1,206,728
ResMed, Inc. * (a)                             25,300       1,426,920
Syneron Medical, Ltd. * (a)                    47,100       1,500,606

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTIUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                             ---------    -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Wright Medical Group, Inc. *                   67,700     $ 1,624,800
                                                          -----------
                                                           21,776,234

HEALTHCARE SERVICES - 3.41%
Accredo Health, Inc. *                         69,100       3,068,731
Cerner Corp. * (a)                             64,500       3,386,895
DaVita, Inc. *                                 51,500       2,155,275
Medco Health Solutions, Inc. *                 22,900       1,135,153
Omnicare, Inc.                                 29,000       1,028,050
Pediatrix Medical Group, Inc. *                26,200       1,797,058
Renal Care Group, Inc. *                       34,900       1,324,106
The Advisory Board Company *                   26,600       1,162,420
                                                          -----------
                                                           15,057,688

HOMEBUILDERS - 0.48%
Beazer Homes USA, Inc. (a)                     42,900       2,138,994

HOTELS & RESTAURANTS - 4.73%
Aztar Corp. *                                  45,700       1,305,192
Choice Hotels, Inc.                            31,600       1,957,620
Jack In the Box, Inc. *                        52,400       1,944,040
Kerzner International, Ltd. * (a)              23,800       1,457,274
La Quinta Corp. *                             120,300       1,022,550
P.P. Chang's China Bistro, Inc. * (a)          38,600       2,308,280
Panera Bread Company, Class A * (a)            45,400       2,566,462
RARE Hospitality International, Inc. *        128,250       3,960,360
Ruby Tuesday, Inc. (a)                         85,800       2,084,082
Sonic Corp. *                                  68,775       2,297,085
                                                          -----------
                                                           20,902,945

HOUSEHOLD APPLIANCES - 0.33%
The Toro Company                               16,600       1,469,100

HOUSEHOLD PRODUCTS - 0.28%
Tempur-Pedic International, Inc. *             66,600       1,242,756

INDUSTRIAL MACHINERY - 1.64%
Actuant Corp., Class A * (a)                   29,000       1,302,680
Dover Corp.                                    35,400       1,337,766
FMC Technologies, Inc. *                       53,400       1,771,812
Graco, Inc.                                    35,500       1,432,780
IDEX Corp.                                     35,000       1,412,250
                                                          -----------
                                                            7,257,288

INSURANCE - 0.59%
HCC Insurance Holdings, Inc.                   36,900       1,334,304
ProAssurance Corp. *                           32,500       1,283,750
                                                          -----------
                                                            2,618,054

INTERNET SOFTWARE - 4.23%
Check Point Software Technologies, Ltd. *      48,600       1,056,564
Digital River, Inc. * (a)                      52,900       1,648,364
Internet Security Systems, Inc. *             141,400       2,587,620
Juniper Networks, Inc. *                       48,200       1,063,292
Macromedia, Inc. *                             77,700       2,602,950
McAfee, Inc. *                                 69,300       1,563,408
RSA Security, Inc. *                          180,300       2,857,755
Safenet, Inc. * (a)                            40,900       1,198,779
Sapient Corp. *                               211,400       1,552,733
TIBCO Software, Inc. *                        124,700         929,015
VeriSign, Inc. *                               57,200       1,641,640
                                                          -----------
                                                           18,702,120

INVESTMENT COMPANIES - 0.46%
iShares Nasdaq Biotechnology Index Fund *      32,000       2,033,600

LEISURE TIME - 3.87%
Brunswick Corp.                                34,300       1,606,955
Imax Corp. * (a)                              134,600       1,243,704
International Game Technology, Inc.            37,000         986,420
Lions Gate Entertainment Corp. * (a)          187,400       2,070,770
Penn National Gaming, Inc. *                   53,200       1,563,016
RC2 Corp. * (a)                                38,700       1,315,800
Regal Entertainment Group, Class A (a)        104,300       2,193,429
Royal Caribbean Cruises, Ltd. (a)              51,900       2,319,411
Shuffle Master, Inc. * (a)                     64,325       1,862,852
The Nautilus Group, Inc. (a)                   81,500       1,936,440
                                                          -----------
                                                           17,098,797

LIFE SCIENCES - 0.27%
PerkinElmer, Inc.                              57,200       1,180,036

LIQUOR -0.26%
Molson Coors Brewing Company, Class B          14,700       1,134,399

MANUFACTURING - 0.87%
Blout International, Inc. * (a)               143,900       2,443,422
Mine Safety Appliances Company                 36,500       1,414,010
                                                          -----------
                                                            3,857,432

MEDICAL-HOSPITALS - 1.83%
AmSurg Corp. * (a)                             46,950       1,187,835
Lifepoint Hospitals, Inc. * (a)                53,600       2,349,824
Manor Care, Inc.                               31,600       1,148,976
Triad Hospitals, Inc. *                        36,000       1,803,600
VCA Antech, Inc. *                             79,400       1,606,262
                                                          -----------
                                                            8,096,497

MINING -0.52%
Cleveland-Cliffs, Inc. (a)                     21,500       1,566,705
Terex Corp. *                                  16,400         710,120
                                                          -----------
                                                            2,276,825

NEWSPAPERS - 0.31%
Dow Jones & Company, Inc.                      37,100       1,386,427

PAPER - 0.66%
Bowater, Inc.                                  40,300       1,518,101
Sappi, Ltd.                                   114,400       1,407,120
                                                          -----------
                                                            2,925,221

PETROLEUM SERVICES - 1.30%
BJ Services Company                            42,700       2,215,276
Cal Dive International, Inc. *                 45,200       2,047,560
Core Laboratories NV *                         57,100       1,465,757
                                                          -----------
                                                            5,728,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                            -----------   ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 4.36%
Amylin Pharmaceuticals, Inc. * (a)              133,300   $  2,331,417
Barr Pharmaceuticals, Inc. *                     30,300      1,479,549
Caremark Rx, Inc. *                              55,300      2,199,834
Endo Pharmaceutical Holdings, Inc. *             73,000      1,646,150
Eyetech Pharmaceuticals, Inc. * (a)              97,900      2,692,250
First Horizon Pharmaceutical Corp. * (a)         74,600      1,259,248
Ivax Corp. *                                    107,275      2,120,827
Medicis Pharmaceutical Corp., Class A            57,400      1,720,852
OSI Pharmaceuticals, Inc. *                      22,900        946,686
United Therapeutics Corp. *                      27,200      1,242,904
Valeant Pharmaceuticals International (a)        72,800      1,639,456
                                                          ------------
                                                            19,279,173

POLLUTION CONTROL - 0.39%
Stericycle, Inc. *                               39,300      1,737,060

PUBLISHING -0.30%
Readers Digest Association, Inc., Class A        76,600      1,325,946

REAL ESTATE -0.34%
CB Richard Ellis Group, Inc. *                   42,600      1,490,574

RETAIL GROCERY - 0.43%
United Natural Foods, Inc. * (a)                 66,900      1,915,347

RETAIL TRADE - 6.89%
Aeropostale, Inc. *                             110,200      3,609,050
Bed Bath & Beyond, Inc. *                        47,000      1,717,380
Best Buy Company, Inc.                           34,300      1,852,543
Childrens Place Retail Stores, Inc. *            32,100      1,532,775
Fossil, Inc. *                                  107,900      2,797,307
GameStop Corp. * (a)                             87,800      1,945,648
Guitar Center, Inc. *                            37,500      2,056,125
Hot Topic, Inc. *                                60,700      1,326,295
Linens'n Things, Inc. *                          85,800      2,130,414
MSC Industrial Direct Company, Inc.,
Class A                                         117,800      3,599,968
Pacific Sunwear of California, Inc. *            42,000      1,175,160
PETCO Animal Supplies, Inc. *                    43,800      1,612,278
Regis Corp.                                      40,200      1,645,386
Staples, Inc.                                    73,000      2,294,390
Tuesday Morning Corp. * (a)                      40,100      1,157,687
                                                          ------------
                                                            30,452,406

SANITARY SERVICES - 0.19%
Nalco Holding Company *                          44,600        839,818

SEMICONDUCTORS - 4.58%
Amis Holdings, Inc. *                           128,700      1,453,023
Broadcom Corp., Class A *                        45,900      1,373,328
Cymer, Inc. *                                    61,700      1,651,709
FormFactor, Inc. *                               67,700      1,532,728
Integrated Circuit Systems, Inc. *               76,900      1,470,328
KLA-Tencor Corp.                                 37,900      1,743,779
Maxim Integrated Products, Inc.                  37,900      1,548,973
Microchip Technology, Inc.                       98,975      2,574,340
Micron Technology, Inc. *                       101,000      1,044,340
Microsemi Corp. *                               131,000      2,133,990
Novellus Systems, Inc. *                         57,400      1,534,302
Power Integrations, Inc. *                       30,900        645,501
Semtech Corp. *                                  87,000      1,554,690
                                                          ------------
                                                            20,261,031

SOFTWARE - 2.34%
Avid Technology, Inc. *                          28,100      1,520,772
BEA Systems, Inc. *                             143,000      1,139,710
Catapult Communications Corp. *                  45,700        975,695
Epicor Software Corp. *                         117,500      1,539,250
Macrovision Corp. *                              69,200      1,577,068
MicroStrategy, Inc. *                            32,000      1,736,640
Websense, Inc. *                                 34,200      1,839,960
                                                          ------------
                                                            10,329,095

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.76%
ADTRAN, Inc.                                     51,200        903,168
Amdocs, Ltd. *                                   44,900      1,275,160
Plantronics, Inc.                                55,800      2,124,864
Polycom, Inc. *                                 144,000      2,440,800
Tekelec * (a)                                    65,200      1,039,288
                                                          ------------
                                                             7,783,280

TOYS, AMUSEMENTS & SPORTING GOODS - 0.42%
Marval Enterprises, Inc. * (a)                   91,800      1,836,000

TRANSPORTATION - 0.48%
Heartland Express, Inc.                          60,600      1,160,490
Kirby Corp. *                                    22,700        954,081
                                                          ------------
                                                             2,114,571

TRUCKING & FREIGHT - 1.69%
Forward Air Corp.                                39,200      1,669,136
Knight Transportation, Inc.                      49,100      1,211,297
Old Dominion Freight Lines, Inc. *               40,100      1,249,115
Swift Transportation, Inc. *                     80,100      1,773,414
UTI Worldwide, Inc. (a)                          22,500      1,562,625
                                                          ------------
                                                             7,465,587
                                                          ------------
TOTAL COMMON STOCKS (Cost $384,737,794)                   $414,675,130
                                                          ------------

SHORT TERM INVESTMENTS - 18.44%
State Street Navigator Securities
 Lending Prime Portfolio (c)                $81,523,096   $ 81,523,096
                                            -----------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $81,523,096)                                        $ 81,523,096
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                            -----------   ------------
REPURCHASE AGREEMENTS - 7.15%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.70% to
  be repurchased at $31,602,370 on
  04/01/2005, collateralized by
  $32,595,000 Federal National
  Mortgage Association, 2.75% due
  08/11/2006 (valued at $32,235,673,
  including interest) (c)                   $31,600,000   $ 31,600,000
                                            -----------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $31,600,000)                                        $ 31,600,000
                                                          ------------
TOTAL INVESTMENTS (AGGRESSIVE GROWTH
TRUST)
  (COST $497,860,889) - 119.40%                           $527,798,226
LIABILITIES IN EXCESS OF OTHER ASSETS -
(19.40)%                                                   (85,742,934)
                                                          ------------
TOTAL NET ASSETS - 100.00%                                $442,055,292
                                                          ============

EMERGING SMALL COMPANY TRUST

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------   -----------
COMMON STOCKS - 97.06%

ADVERTISING -0.71%
Marchex, Inc. * (a)                           119,100    $ 2,220,024
ValueClick, Inc. * (a)                        122,100      1,295,481
                                                         -----------
                                                           3,515,505

AEROSPACE - 0.47%
Orbital Sciences Corp., Class A * (a)         242,000      2,342,560

AIR TRAVEL -0.43%
Republic Airways Holdings, Inc. * (a)         171,400      2,142,500

BANKING -4.35%
East West Bancorp, Inc.                        99,800      3,684,616
First State Bancorporation                    165,800      2,814,455
Franklin Bank Corp. *                          69,300      1,195,425
Greater Bay Bancorp (a)                        87,400      2,133,434
Silicon Valley Bancshares *                    74,900      3,300,094
UCBH Holdings, Inc.                            64,800      2,585,520
Umpqua Holdings Corp. (a)                     159,300      3,719,655
Westamerica Bancorporation                     40,000      2,070,800
                                                         -----------
                                                          21,503,999

BIOTECHNOLOGY - 2.72%
Digene Corp. * (a)                            136,700      2,836,525
Molecular Devices Corp. * (a)                 106,600      2,025,400
Serologicals Corp. * (a)                      116,200      2,839,928
Telik, Inc. * (a)                             200,400      3,022,032
Trimeris, Inc. * (a)                          240,500      2,708,030
                                                         -----------
                                                          13,431,915

BROADCASTING - 1.48%
Entravision Communications Corp., Class
  A* (a)                                      416,600      3,695,242
Radio One, Inc., Class A * (a)                 26,900        394,892
Radio One, Inc., Class D *                    217,500      3,208,125
                                                         -----------
                                                           7,298,259

BUSINESS SERVICES - 6.38%
BearingPoint, Inc. * (a)                      426,100      3,736,897
CDI Corp. (a)                                 117,400      2,598,062
Entrust Technologies, Inc. *                  527,300      1,977,375
Global Payments, Inc. (a)                      85,500      5,513,895
Jackson Hewitt Tax Service, Inc.               90,700      1,897,444
LECG Corp. *                                  135,400      2,653,840
MAXIMUS, Inc.                                 131,900      4,417,331
NCO Group, Inc. *                             191,800      3,749,690
PRG-Schultz International, Inc. * (a)         214,500      1,074,645
Quest Software, Inc. *                        280,500      3,882,120
                                                         -----------
                                                          31,501,299

CELLULAR COMMUNICATIONS - 0.95%
Jamdat Mobile, Inc * (a)                       81,200      1,399,888
NII Holdings, Inc., Class B *                  57,100      3,283,250
                                                         -----------
                                                           4,683,138

CHEMICALS - 5.57%
Cabot Corp.                                   161,800      5,408,974
Cabot Microelectronics Corp. * (a)            127,000      3,985,260
FMC Corp. *                                   137,700      7,360,065
Minerals Technologies, Inc. (a)                98,500      6,479,330
Westlake Chem Corp.                           131,300      4,247,555
                                                         -----------
                                                          27,481,184

COMPUTERS & BUSINESS EQUIPMENT - 2.53%
FileNET Corp. *                               224,300      5,109,554
Lasercard Corp. * (a)                         150,800        750,984
MTS Systems Corp.                              66,700      1,936,301
National Instruments Corp. (a)                173,800      4,701,290
                                                         -----------
                                                          12,498,129

CRUDE PETROLEUM & NATURAL GAS - 1.10%
Spinnaker Exploration Company * (a)           153,500      5,453,855

DOMESTIC OIL - 2.10%
Denbury Resources, Inc. *                     146,100      5,147,103
Oil States International, Inc. *              253,900      5,217,645
                                                         -----------
                                                          10,364,748

DRUGS & HEALTH CARE - 2.85%
IDX Systems Corp. *                            69,500      2,413,735
Impax Laboratories, Inc. * (a)                242,200      3,875,200
Molina Healthcare, Inc. * (a)                 102,600      4,728,834
Parexel International Corp. * (a)             129,200      3,036,200
                                                         -----------
                                                          14,053,969

ELECTRICAL EQUIPMENT - 1.72%
AMETEK, Inc.                                   67,700      2,724,925
Tektronix, Inc.                                89,000      2,183,170
Wilson Greatbatch Technologies, Inc. * (a)    196,300      3,580,512
                                                         -----------
                                                           8,488,607

ELECTRONICS - 4.79%
Electro Scientific Industries, Inc. * (a)     283,124      5,489,774
FLIR Systems, Inc. * (a)                      151,700      4,596,510
Photon Dynamics, Inc. * (a)                    35,100        669,006
Trimble Navigation, Ltd. *                    189,349      6,401,890

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Varian, Inc. *                                171,400    $ 6,494,346
                                                         -----------
                                                          23,651,526

ENERGY - 0.80%
Headwaters, Inc. * (a)                        121,000      3,971,220

FINANCIAL SERVICES - 2.27%
Advance America Cash Advance Centers,
 Inc. (a)                                     125,200      1,938,096
Financial Federal Corp. (a)                   124,700      4,410,639
GFI Group, Inc. * (a)                          58,200      1,561,506
National Financial Partners Corp.              82,500      3,283,500
                                                         -----------
                                                          11,193,741

GAS & PIPELINE UTILITIES - 0.24%
Bill Barrett Corp. * (a)                       41,300      1,193,983

HEALTHCARE PRODUCTS - 2.39%
American Medical Systems Holdings, Inc. *      84,400      1,449,992
Merit Medical Systems, Inc. * (a)             206,500      2,475,935
STERIS Corp. *                                149,200      3,767,300
Symmetry Medical, Inc. *                       76,700      1,458,834
The Medicines Company * (a)                   117,600      2,664,816
                                                         -----------
                                                          11,816,877

HEALTHCARE SERVICES - 3.27%
LabOne, Inc. * (a)                             83,800      2,889,424
Sierra Health Services, Inc. * (a)             99,600      6,358,464
Symbion, Inc. * (a)                           109,500      2,340,015
United Surgical Partners
 International, Inc. * (a)                     99,500      4,554,115
                                                         -----------
                                                          16,142,018

HOTELS & RESTAURANTS - 2.64%
Four Seasons Hotels, Inc. (a)                  35,500      2,509,850
La Quinta Corp. *                             357,900      3,042,150
Orient Express Hotels, Ltd.                    58,600      1,529,460
Panera Bread Company, Class A * (a)            77,300      4,369,769
Red Robin Gourmet Burgers, Inc. * (a)          31,100      1,583,301
                                                         -----------
                                                          13,034,530

INDUSTRIAL MACHINERY - 2.47%
Briggs & Stratton Corp. (a)                    80,700      2,938,287
Flowserve Corp. *                             236,700      6,123,429
Manitowoc, Inc.                                78,200      3,158,498
                                                         -----------
                                                          12,220,214

INDUSTRIALS - 0.15%
GrafTech International, Ltd. *                126,900        722,061

INSURANCE - 0.64%
Aspen Insurance Holdings Ltd (a)               63,000      1,588,230
EMC Insurance Group, Inc.                      82,600      1,574,356
                                                         -----------
                                                           3,162,586

INTERNET CONTENT - 1.56%
Ask Jeeves, Inc. * (a)                        101,800      2,858,544
InfoSpace, Inc. * (a)                          67,000      2,735,610
RightNow Technologies, Inc. * (a)             171,100      2,097,686
                                                         -----------
                                                           7,691,840

INTERNET RETAIL - 0.47%
NetIQ Corp. *                                 203,400      2,324,862

INTERNET SERVICE PROVIDER - 0.96%
Avocent Corp. *                               185,396      4,757,261

INTERNET SOFTWARE - 3.01%
F5 Networks, Inc. *                            85,900      4,337,091
Macromedia, Inc. *                            195,600      6,552,600
RSA Security, Inc. *                          170,300      2,699,255
Sapient Corp. * (a)                           115,200        846,144
Verity, Inc. *                                 44,800        423,360
                                                         -----------
                                                          14,858,450

INVESTMENT COMPANIES - 0.45%
Ares Cap Corp. (a)                            136,100      2,232,040

LEISURE TIME - 1.45%
Perm National Gaming, Inc. *                  244,000      7,168,720

LIFE SCIENCES - 0.93%
Pharmaceutical Product Development, Inc. *     95,100      4,607,595

MANUFACTURING - 1.79%
Coherent, Inc. *                              129,300      4,365,168
Mettler-Toledo International, Inc. *           94,100      4,469,750
                                                         -----------
                                                           8,834,918

MEDICAL-HOSPITALS - 2.80%
Centene Corp. *                                83,000      2,489,170
Psychiatric Solutions, Inc. * (a)              82,000      3,772,000
RehabCare Group, Inc. *                       103,100      2,960,001
VCA Antech, Inc. *                            226,700      4,586,141
                                                         -----------
                                                          13,807,312

MINING - 0.39%
Alpha Natural Resources, Inc. *                67,100      1,923,757

MOBILE HOMES - 0.62%
Winnebago Industries, Inc. (a)                 96,800      3,058,880

PETROLEUM SERVICES - 1.86%
Cal Dive International, Inc. *                 80,600      3,651,180
Superior Energy Services, Inc. *              320,500      5,512,600
                                                         -----------
                                                           9,163,780

PHARMACEUTICALS - 4.22%
Adolor Corp. * (a)                            249,200      2,477,048
Andrx Corp. *                                  42,400        961,208
Angiotech Pharmaceuticals, Inc. * (a)         161,400      2,477,490
Eyetech Pharmaceuticals, Inc. * (a)           105,600      2,904,000
Pharmion Corp. * (a)                           51,600      1,496,400
Prestige Brands Holdings, Inc. *              139,900      2,469,235
Salix Pharmaceuticals, Ltd. * (a)             160,400      2,644,996
Taro Pharmaceutical Industries, Ltd. * (a)     91,780      2,896,577
Vicuron Phamaceuticals, Inc. *                160,900      2,535,784
                                                         -----------
                                                          20,862,738

POLLUTION CONTROL - 0.47%
CUNO, Inc. *                                   44,700      2,297,133

PUBLISHING - 0.39%
Scholastic Corp. *                             52,300      1,929,347

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT           VALUE
                                             ------------    -------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 2.45%
Innkeepers USA Trust, REIT                        112,200    $   1,448,502
Jones Lang Lasalle, Inc. *                        115,300        5,378,745
MeriStar Hospitality Corp., REIT * (a)            749,499        5,246,493
                                                             -------------
                                                                12,073,740

RETAIL TRADE - 4.85%
Cost Plus, Inc. *(a)                              127,200        3,419,136
Finish Line, Inc.                                  87,200        2,018,680
Fred's, Inc., Class A (a)                         145,200        2,493,084
Hot Topic, Inc. * (a)                             201,450        4,401,682
Regis Corp.                                        60,400        2,472,172
Tractor Supply Company *                          105,800        4,618,170
Tuesday Morning Corp. * (a)                       156,000        4,503,720
                                                             -------------
                                                                23,926,644

SANITARY SERVICES - 0.57%
Waste Connections, Inc. *                          81,200        2,821,700

SEMICONDUCTORS - 6.57%
Actel Corp. * (a)                                 256,100        3,938,818
Exar Corp. *                                      284,300        3,809,620
Integrated Circuit Systems, Inc. *                213,200        4,076,384
Microtune, Inc. * (a)                             435,300        1,876,143
Power Integrations, Inc. *                         56,600        1,182,374
Semtech Corp. * (a)                               329,100        5,881,017
Silicon Laboratories, Inc. * (a)                  115,600        3,434,476
Varian Semiconductor Equipment
 Associates, Inc. * (a)                           190,100        7,225,701
ZILOG, Inc. *                                     194,700        1,002,705
                                                             -------------
                                                                32,427,238

SOFTWARE - 2.68%
Altiris, Inc. * (a)                               151,300        3,608,505
Borland Software Corp. *                           16,300          132,356
Hyperion Solutions Corp. *                        129,800        5,725,478
THQ, Inc. * (a)                                   134,000        3,770,760
                                                             -------------
                                                                13,237,099

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.25%
Essex Corp. *                                     176,900        2,888,777
Viasat, Inc. * (a)                                176,200        3,293,178
                                                             -------------
                                                                 6,181,955

TRUCKING & FREIGHT - 4.30%
Forward Air Corp.                                 118,000        5,024,440
Knight Transportation, Inc.                       180,650        4,456,636
Landstar Systems, Inc. *                           92,800        3,039,200
Oshkosh Truck Corp.                                32,200        2,640,078
Overnite Corp.                                     96,800        3,096,632
Wabash National Corp. (a)                         121,700        2,969,480
                                                             -------------
                                                                21,226,466
                                                             -------------
TOTAL COMMON STOCKS (Cost $422,941,746)                      $ 479,281,898
                                                             -------------

SHORT TERM INVESTMENTS - 23.85%
State Street Navigator Securities
 Lending Prime Portfolio (c)                 $117,750,478    $ 117,750,478
                                                             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $117,750,478)                                          $ 117,750,478
                                                             -------------

REPURCHASE AGREEMENTS - 1.16%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to be
 repurchased at $5,702,198 on
 04/01/2005, collateralized by
 $4,295,000 U.S. Treasury Bonds, 7.625%
 due 02/15/2025 (valued at $5,822,620,
 including interest) (c)                     $  5,702,000    $   5,702,000
                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,702,000)                                            $   5,702,000
                                                             -------------
TOTAL INVESTMENTS (EMERGING SMALL
 COMPANY TRUST)
 (COST $546,394,224) - 122.07%                               $ 602,734,376
LIABILITIES IN EXCESS OF OTHER ASSETS -
(22.07)%                                                      (108,954,599)
                                                             -------------
TOTAL NET ASSETS - 100.00%                                   $ 493,779,777
                                                             =============

SMALL COMPANY BLEND TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT             VALUE
                                             ---------         -----------
COMMON STOCKS - 99.07%

AEROSPACE - 0.67%
Orbital Sciences Corp., Class A * (a)         133,300          $ 1,290,344

AGRICULTURE - 0.42%
Fresh Del Monte Produce, Inc. (a)              26,700              814,884

AIR TRAVEL - 2.86%
Alaska Air Group, Inc. * (a)                   29,200              859,648
Delta Air Lines, Inc. * (a)                   369,400            1,496,070
JetBlue Airways Corp. * (a)                    57,300            1,090,992
Northwest Airlines Corp., Class A * (a)       152,400            1,019,556
Pinnacle Airline Corp. * (a)                  101,300            1,075,806
                                                               -----------
                                                                 5,542,072

APPAREL & TEXTILES - 1.72%
G & K Services, Class A                        29,300            1,180,497
Warnaco Group, Inc. * (a)                      89,000            2,139,560
                                                               -----------
                                                                 3,320,057

AUTO PARTS - 0.10%
BorgWarner, Inc.                                4,000              194,720

AUTO SERVICES - 0.49%
ANC Rental Corp. * (f)                        694,000                  694
Lithia Motors, Inc., Class A (a)               37,200              952,692
                                                               -----------
                                                                   953,386

BANKING - 5.83%
BOK Financial Corp.                            37,128            1,510,367
Citizens Banking Corp.                         24,200              710,512
Cullen Frost Bankers, Inc.                     30,700            1,386,105
First Community Bancorp (a)                     3,000              132,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------   -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
First Midwest Bancorp, Inc.                    50,250    $ 1,632,120
Firstfed Financial Corp. *                      9,800        499,898
Franklin Bank Corp. * (a)                      23,900        412,275
Greater Bay Bancorp (a)                        26,700        651,747
Netbank, Inc. (a)                              30,000        254,400
Placer Sierra Bancshares                       21,800        500,746
Provident Bankshares Corp. (a)                 32,000      1,054,720
South Financial Group, Inc. (a)                20,800        635,232
Sterling Bancshares, Inc. (a)                  42,500        603,500
Umpqua Holdings Corp. (a)                      55,200      1,288,920
                                                         -----------
                                                          11,273,442

BIOTECHNOLOGY - 0.59%
Alnylam Pharmaceuticals, Inc. * (a)            30,500        223,565
Cotherix, Inc. * (a)                           59,000        393,530
Cytokinetics, Inc. * (a)                       15,400        101,024
ID Biomedical Corp. * (a)                      27,800        424,228
                                                         -----------
                                                           1,142,347

BROADCASTING - 1.80%
Citadel Broadcasting Corp. *                   15,900        218,307
Emmis Communications Corp., Class A *          19,000        365,180
Entercom Communications Corp. *                 9,700        344,544
Radio One, Inc., Class A *                     49,800        731,064
Radio One, Inc., Class D * (a)                103,300      1,523,675
World Wrestling
 Entertainment, Inc., Class A (a)              25,400        304,800
                                                         -----------
                                                           3,487,570

BUSINESS SERVICES - 4.86%
ADVO, Inc. (a)                                 60,800      2,276,960
Arbitron, Inc. (a)                             70,200      3,011,580
Exponent, Inc. * (a)                           24,300        580,527
Quest Software, Inc. * (a)                     25,700        355,688
Resources Connection, Inc. * (a)                4,400         92,092
StarTek, Inc. (a)                              14,000        235,200
SYNNEX Corp. * (a)                             18,300        318,786
TETRA Technologies, Inc. * (a)                 59,200        747,104
West Corp. *                                   55,800      1,785,600
                                                         -----------
                                                           9,403,537

CELLULAR COMMUNICATIONS - 0.31%
Novatel Wireless, Inc * (a)                    55,900        600,925

CHEMICALS - 2.64%
Lubrizol Corp.                                 22,500        914,400
Methanex Corp.                                215,900      4,194,937
                                                         -----------
                                                           5,109,337

COLLEGES & UNIVERSITIES - 0.16%
DeVry, Inc. * (a)                              16,600        314,072

COMMERCIAL SERVICES - 0.41%
Blue Nile, Inc. * (a)                          13,500        373,275
TNS, Inc. *                                    23,900        429,005
                                                         -----------
                                                             802,280

COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Benchmark Electronics, Inc. * (a)              45,400      1,445,082
Brocade Communications Systems, Inc. * (a)    240,400      1,423,168
Dot Hill Systems Corp. * (a)                  207,400      1,234,030
Gateway, Inc. * (a)                           456,800      1,840,904
Helix Technology Corp. (a)                     20,200        312,494
Ixia * (a)                                     16,100        286,419
National Instruments Corp. (a)                 16,900        457,145
Overland Storage, Inc. * (a)                   64,900        952,732
Pinnacle Systems, Inc. *                        2,100         11,739
Plexus Corp. * (a)                            122,400      1,408,824
                                                         -----------
                                                           9,372,537

CONTAINERS & GLASS - 1.81%
Jarden Corp. * (a)                             45,000      2,064,600
Packaging Corp. of America (a)                 59,000      1,433,110
                                                         -----------
                                                           3,497,710

COSMETICS & TOILETRIES - 0.18%
Steiner Leisure, Ltd. *                        10,900        356,321

CRUDE PETROLEUM & NATURAL GAS - 1.91%
Cabot Oil & Gas Corp., Class A (a)              6,300        347,445
Helmerich & Payne, Inc.                        46,600      1,849,554
Hydril * (a)                                   19,800      1,156,518
Spinnaker Exploration Company * (a)             9,800        348,194
                                                         -----------
                                                           3,701,711

DOMESTIC OIL - 1.36%
Delta Petroleum Corp. * (a)                    67,500        981,450
Energy Partners, Ltd. * (a)                    43,700      1,134,889
St. Mary Land & Exploration Company (a)        10,200        510,510
                                                         -----------
                                                           2,626,849

DRUGS & HEALTH CARE - 0.82%
Candela Corp. * (a)                            65,300        582,476
Qiagen NV * (a)                                83,400        995,796
                                                         -----------
                                                           1,578,272

EDUCATIONAL SERVICES - 0.56%
Laureate Education, Inc. * (a)                 17,700        757,383
Princeton Review, Inc. * (a)                   59,100        325,641
                                                         -----------
                                                           1,083,024

ELECTRICAL EQUIPMENT - 0.60%
Power-One, Inc. * (a)                          82,600        401,436
Wilson Greatbatch Technologies, Inc. * (a)     41,600        758,784
                                                         -----------
                                                           1,160,220

ELECTRICAL UTILITIES - 2.11%
CMS Energy Corp. * (a)                        283,000      3,690,320
Westar Energy, Inc.                            18,500        400,340
                                                         -----------
                                                           4,090,660

ELECTRONICS - 1.77%
Electro Scientific Industries, Inc. * (a)      77,700      1,506,603
FEI Company * (a)                              39,700        919,055
LoJack Corp. *                                 25,000        344,250
OSI Systems, Inc. * (a)                         5,000         87,550
Spatialight, Inc. * (a)                        35,000        176,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
X-Rite, Inc.                                   26,300    $   395,552
                                                         -----------
                                                           3,429,760

FINANCIAL SERVICES - 4.34%
Americredit Corp. * (a)                        95,800      2,245,552
Federal Agricultural Mortgage
 Corp., Class C(a)                             29,400        514,206
Fulton Financial Corp. (a)                     32,436        706,780
Harbor Florida Bancshares, Inc.                12,600        429,660
National Financial Partners Corp. (a)          90,100      3,585,980
San Juan Basin Royalty Trust (a)               25,500        919,020
                                                         -----------
                                                           8,401,198

FOOD & BEVERAGES - 2.48%
Del Monte Foods Company *                      36,400        394,940
Interstate Bakeries Corp. *                   139,600        823,640
Performance Food Group Company * (a)           90,900      2,516,112
Tootsie Roll Industries, Inc. (a)              35,631      1,068,924
                                                         -----------
                                                           4,803,616

FURNITURE & FIXTURES - 1.20%
Furniture Brands International, Inc. (a)      106,400      2,320,584

GAS & PIPELINE UTILITIES - 0.83%
Semco Energy, Inc. *                           38,500        221,375
Southwest Gas Corp.                            57,300      1,384,368
                                                         -----------
                                                           1,605,743

HEALTHCARE PRODUCTS - 1.60%
CTI Molecular Imaging, Inc. *                  88,700      1,797,949
Wright Medical Group, Inc. * (a)               54,400      1,305,600
                                                         -----------
                                                           3,103,549

HEALTHCARE SERVICES - 2.30%
AMN Healthcare Services, Inc. * (a)            83,194      1,323,617
Magellan Health Services, Inc. *               28,700        977,235
The Advisory Board Company * (a)               18,000        786,600
Vistacare, Inc. * (a)                          66,700      1,365,349
                                                         -----------
                                                           4,452,801

HOMEBUILDERS - 0.83%
Beazer Homes USA, Inc. (a)                     32,100      1,600,506

HOTELS & RESTAURANTS - 4.36%
California Pizza Kitchen, Inc. * (a)           96,000      2,250,240
Fairmont Hotels Resorts, Inc. (a)              33,300      1,103,562
Four Seasons Hotels, Inc. (a)                  21,800      1,541,260
LaSalle Hotel Properties (a)                    6,600        191,730
Orient Express Hotels, Ltd.                    65,800      1,717,380
P.P. Chang's China Bistro, Inc. * (a)          27,200      1,626,560
                                                         -----------
                                                           8,430,732

HOUSEHOLD APPLIANCES - 0.64%
Jacuzzi Brands, Inc. * (a)                     37,900        369,904
Libbey, Inc. (a)                               40,900        858,900
                                                         -----------
                                                           1,228,804

HOUSEHOLD PRODUCTS - 0.22%
WD-40 Company (a)                              13,200        428,868

INDUSTRIAL MACHINERY - 1.39%
Actuant Corp., Class A * (a)                   36,100      1,621,612
Albany International Corp., Class A            17,500        540,400
Tennant Company                                13,400        518,446
                                                         -----------
                                                           2,680,458

INSURANCE - 1.79%
Endurance Specialty Holdings, Ltd. (a)         14,700        556,248
First American Corp. (a)                       44,100      1,452,654
Max Re Capital, Ltd.                           13,000        305,890
Zenith National Insurance Corp. (a)            22,000      1,140,920
                                                         -----------
                                                           3,455,712

INTERNET CONTENT - 0.78%
Alloy, Inc. * (a)                              75,500        443,940
Ask Jeeves, Inc. * (a)                         38,200      1,072,656
                                                         -----------
                                                           1,516,596

INTERNET RETAIL - 0.09%
Ariba, Inc. * (a)                              22,466        174,336

INTERNET SERVICE PROVIDER - 0.71%
Arbinet-Thexchange. Inc. * (a)                  2,900         55,245
United Online, Inc. * (a)                     125,200      1,310,844
                                                         -----------
                                                           1,366,089

INTERNET SOFTWARE - 1.20%
Macromedia, Inc. *                             13,800        462,300
MatrixOne, Inc. * (a)                         116,600        556,182
Sapient Corp. * (a)                           115,000        844,675
Supportsoft, Inc. *                            87,700        463,056
                                                         -----------
                                                           2,326,213

INVESTMENT COMPANIES - 0.93%
American Capital Strategies, Ltd. (a)          44,400      1,394,604
Medallion Financial Corp. (a)                  43,500        397,590
                                                         -----------
                                                           1,792,194

LEISURE TIME - 1.02%
Scientific Games Corp., Class A * (a)          40,400        923,140
Six Flags, Inc. * (a)                         254,800      1,049,776
                                                         -----------
                                                           1,972,916

MANUFACTURING - 2.09%
AptarGroup, Inc.                               44,800      2,328,704
ESCO Technologies, Inc. *                      21,400      1,719,490
                                                         -----------
                                                           4,048,194

MINING -0.70%
Alpha Natural Resources, Inc. *                47,000      1,347,490

OFFICE FURNISHINGS & SUPPLIES - 0.46%
OfficeMax, Inc. (a)                            12,607        422,335
United Stationers, Inc. * (a)                  10,300        466,075
                                                         -----------
                                                             888,410

PAPER - 0.78%
P.H. Glatfelter Company (a)                   102,600      1,513,350

PETROLEUM SERVICES - 0.66%
Newpark Resources, Inc. * (a)                 215,800      1,271,062

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             -----------   ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 3.44%
American Pharmaceutical Partners, Inc. *           7,900   $    408,746
Amylin Pharmaceuticals, Inc. * (a)                90,900      1,589,841
Atherogenics, Inc. * (a)                          74,600        976,514
Eyetech Pharmaceuticals, Inc. * (a)               30,000        825,000
Prestige Brands Holdings, Inc. *                  51,500        908,975
Renovis, Inc. * (a)                               45,000        363,150
Vicuron Phamaceuticals, Inc. * (a)               100,400      1,582,304
                                                           ------------
                                                              6,654,530

PUBLISHING - 1.18%
Readers Digest Association, Inc., Class
 A (a)                                           131,900      2,283,189

REAL ESTATE - 6.46%
American Financial Realty Trust, REIT (a)         22,900        335,027
Annaly Mortgage Management, Inc., REIT (a)       116,500      2,185,540
Anthracite Capital, Inc., REIT (a)               107,700      1,199,778
Gramercy Captial Corp., REIT (a)                  42,500        828,750
Luminent Mortgage Capital, Inc., REIT (a)         23,300        255,834
MeriStar Hospitality Corp., REIT * (a)            65,800        460,600
MFA Mortgage Investments, Inc., REIT              67,700        515,197
Pan Pacific Retail Properties, Inc.,
 REIT (a)                                         15,500        879,625
Saxon Capital, Inc., REIT (a)                     51,800        890,960
SL Green Realty Corp., REIT                       53,600      3,013,392
Trammell Crow Company * (a)                       94,300      1,939,751
                                                           ------------
                                                             12,504,454

RETAIL TRADE - 4.24%
Borders Group, Inc.                               30,600        814,572
Christopher & Banks Corp. (a)                     34,950        615,120
Fossil, Inc. *                                    15,800        409,615
Hot Topic, Inc. * (a)                             45,900      1,002,915
PETCO Animal Supplies, Inc. *                     43,100      1,586,511
Restoration Hardware, Inc. * (a)                 105,100        599,070
School Specialty, Inc. * (a)                      35,000      1,370,600
Sports Authority, Inc. * (a)                      11,300        310,750
Tweeter Home Entertainment Group, Inc. * (a)     138,800        773,116
ValueVision Media, Inc., Class A * (a)            58,000        717,460
                                                           ------------
                                                              8,199,729

SEMICONDUCTORS - 10.38%
Advanced Energy Industries, Inc. * (a)           197,500      1,909,825
Applied Micro Circuits Corp. * (a)               115,200        379,008
ASM International NV *                            45,000        740,700
Credence Systems Corp. * (a)                     164,000      1,297,240
Cymer, Inc. * (a)                                119,000      3,185,630
Emcore Corp. * (a)                               174,400        587,728
Fairchild Semiconductor
  International, Inc. * (a)                       78,500      1,203,405
FormFactor, Inc. * (a)                            16,200        366,768
Kulicke & Soffa Industries, Inc. * (a)           145,900        917,711
LTX Corp. * (a)                                  201,500        894,660
MIPS Technologies, Inc., Class A *                96,300      1,107,450
MKS Instruments, Inc. *                           87,700      1,392,676
Netlogic Microsystems, Inc * (a)                  48,700        604,367
ON Semiconductor Corp. *                          95,700        378,015
Pixelworks, Inc. * (a)                            66,400        541,160
Power Integrations, Inc. * (a)                    20,300        424,067
Rudolph Technologies, Inc. * (a)                  38,700        582,822
Semtech Corp. *                                   32,400        578,988
Sigmatel, Inc. * (a)                              19,600        733,628
TranSwitch Corp. * (a)                           414,400        567,728
Veeco Instruments, Inc. * (a)                    112,700      1,696,135
                                                           ------------
                                                             20,089,711

SOFTWARE - 0.84%
Altiris, Inc. * (a)                               21,600        515,160
Blackboard, Inc. * (a)                             7,400        129,056
CallWave, Inc. * (a)                              24,300        143,370
Captiva Software Corp. * (a)                      28,000        303,240
Embarcadero Tech, Inc. *                          24,900        164,091
Moldflow Corp. * (a)                               5,300         84,747
SCO Group, Inc. * (a)                             79,500        280,635
                                                           ------------
                                                              1,620,299

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.29%
Atheros Communications, Inc. * (a)                93,900        964,353
General Communication, Inc. * (a)                 45,800        418,154
NETGEAR, Inc. * (a)                               34,900        526,641
Newport Corp. * (a)                               22,000        318,780
Polycom, Inc. * (a)                               16,000        271,200
                                                           ------------
                                                              2,499,128

TRANSPORTATION - 0.76%
Kirby Corp. *                                      9,600        403,488
Pacer International, Inc. *                       44,700      1,067,883
                                                           ------------
                                                              1,471,371

TRUCKING & FREIGHT - 0.26%
Celadon Group, Inc. *                             26,800        497,140
                                                           ------------
TOTAL COMMON STOCKS (Cost $184,975,171)                    $191,695,009
                                                           ------------

SHORT TERM INVESTMENTS - 25.35%
State Street Navigator Securities
  Lending Prime Portfolio (c)                $49,054,580   $ 49,054,580
                                                           ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $49,054,580)                                         $ 49,054,580
                                                           ------------

REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to be
  repurchased at $1,873,065 on 04/01/2005,
  collateralized by $1,495,000 U.S.
  Treasury Bonds, 7.50% due 11/15/2016
  (valued at $1,914,379, including
  interest)                                  $ 1,873,000   $  1,873,000
                                                           ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,873,000)                                          $  1,873,000
                                                           ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (SMALL COMPANY BLEND TRUST)
(COST $235,902,751) - 125.39%                                   $242,622,589
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.39)%                 (49,124,114)
                                                                ------------
TOTAL NET ASSETS - 100.00%                                      $193,498,475
                                                                ============

SMALL COMPANY TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                   ---------     -----------
COMMON STOCKS - 99.84%

AEROSPACE - 1.05%
Esterline Technologies Corp. *                          324      $    11,194
Innovative Solutions & Support, Inc. * (a)            5,696          180,848
United Defense Industries, Inc.                       8,848          649,620
                                                                 -----------
                                                                     841,662

AIR TRAVEL - 0.31%
Frontier Airlines, Inc. * (a)                         5,441           57,022
Mesa Air Group, Inc. * (a)                            5,174           36,218
SkyWest, Inc.                                         8,418          156,490
                                                                 -----------
                                                                     249,730

APPAREL & TEXTILES - 1.71%
Culp, Inc. * (a)                                      1,242            7,328
Deckers Outdoor Corp. * (a)                           5,860          209,436
Hartmarx Corp. *                                     11,461          109,338
K-Swiss, Inc., Class A                                5,519          182,293
Movado Group, Inc.                                    1,592           29,452
Stage Stores, Inc. *                                 16,154          620,152
Unifirst Corp. (a)                                    1,504           60,010
Wolverine World Wide, Inc.                            7,215          154,617
                                                                 -----------
                                                                   1,372,626

AUTO PARTS - 0.71%
Aftermarket Technology Corp. *                        4,918           81,147
Titan International, Inc. (a)                         5,004           71,908
TRW Automotive Holdings Corp. *                      21,280          413,470
                                                                 -----------
                                                                     566,525

AUTOMOBILES - 0.79%
Dura Automotive Systems, Inc. * (a)                   4,156           20,032
Tenneco Automotive, Inc. *                           49,284          614,079
                                                                 -----------
                                                                     634,111

BANKING - 6.20%
Anchor BanCorp Wisconsin, Inc.                          429           12,059
BancFirst Corp.                                       1,252           86,413
Bank of Hawaii Corp.                                 16,491          746,383
BOK Financial Corp.                                     724           29,452
Capital Crossing Bank * (a)                           7,628          250,961
Center Financial Corp. (a)                            1,699           29,953
City National Corp.                                   9,781          682,909
Columbia Banking System, Inc.                           916           21,755
Community Trust Bancorp, Inc.                           506           14,578
Corus Bankshares, Inc. (a)                            4,808          229,294
Cullen Frost Bankers, Inc.                              990           44,698
Downey Financial Corp.                               10,774          662,924
First BanCorp Puerto Rico (a)                        13,938          588,881
First Citizens Bancshares, Inc.                         723          105,833
First Republic Bank                                     810           26,220
Firstfed Financial Corp. * (a)                        5,466          278,821
Flagstar Bancorp, Inc. (a)                            2,549           49,833
Old Second Bancorp, Inc. (a)                          1,123           33,887
Oriental Financial Group, Inc. (a)                    3,084           72,227
Pacific Capital Bancorp                               7,111          211,766
R & G Financial Corp., Class B (a)                   21,930          683,558
Santander Bancorp                                       255            6,714
Southwest Bancorp, Inc.                                 960           17,712
West Coast Bancorp (a)                                  440           10,472
WFS Financial, Inc. *                                 1,823           78,662
                                                                 -----------
                                                                   4,975,965

BIOTECHNOLOGY - 1.96%
Cephalon, Inc. * (a)                                 16,933          792,972
Charles River Laboratories
  International, Inc. *                               9,771          459,628
Invitrogen Corp. *                                      558           38,614
Progress Software Corp. *                            10,746          281,760
                                                                 -----------
                                                                   1,572,974

BROADCASTING - 0.02%
New Frontier Media, Inc. *                            2,184           15,624

BUILDING MATERIALS & CONSTRUCTION - 0.34%
Lennox International, Inc.                            4,747          104,054
Perini Corp. *                                       12,292          169,507
                                                                 -----------
                                                                     273,561

BUSINESS SERVICES - 4.69%
Acxiom Corp.                                         32,957          689,790
Catalina Marketing Corp. (a)                         26,675          690,883
Compucredit Corp. *                                   5,770          153,597
Ezcorp, Incorporated, Class A * (a)                   8,132          107,993
Geo Group, Inc. *                                     2,332           66,649
Heidrick & Struggles International, Inc.
 * (a)                                               11,956          439,622
John H. Harland Company                              18,632          640,196
Pre-Paid Legal Services, Inc. (a)                       472           15,973
R.H. Donnelley Corp. *                               14,113          819,824
Sotheby's Holdings, Inc., Class A *                   5,664           96,061
SYNNEX Corp. *                                        2,551           44,438
                                                                 -----------
                                                                   3,765,026

CABLE AND TELEVISION - 0.15%
LodgeNet Entertainment Corp. *                        6,220          117,185

CELLULAR COMMUNICATIONS - 0.60%
Tessco Technologies, Inc. *                           5,909           89,226
UbiquiTel, Inc. * (a)                                52,059          348,795
USA Mobility, Inc. *                                  1,456           47,175
                                                                 -----------
                                                                     485,196

CHEMICALS - 2.63%
Georgia Gulf Corp.                                   22,820        1,049,264
Newmarket Corp. *                                     5,598          104,123
Techne Corp. *                                        2,856          114,754
Terra Industries, Inc. * (a)                        109,232          847,640
                                                                 -----------
                                                                   2,115,781

COMMERCIAL SERVICES - 0.31%
Vertrue, Inc. * (a)                                   7,079          250,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT       VALUE
                                             ---------   ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 3.63%
ADE Corp. * (a)                                 4,591    $  101,920
Agilysys, Inc. (a)                             29,185       573,777
AMX Corp. * (a)                                 4,119        92,472
Gerber Scientific, Inc. *                      11,425        83,174
Ingram Micro, Inc., Class A *                  50,023       833,883
MTS Systems Corp.                              14,109       409,584
Phoenix Technology, Ltd. *                      2,615        24,895
Storage Technology Corp. *                      2,605        80,234
Sybase, Inc. *                                  7,254       133,909
Tech Data Corp. *                              15,660       580,360
                                                         ----------
                                                          2,914,208

CONSTRUCTION MATERIALS - 2.40%
Applied Industrial Technologies, Inc.          28,352       771,174
Regal-Beloit Corp. (a)                          3,348        96,389
USG Corp. * (a)                                31,956     1,059,661
                                                         ----------
                                                          1,927,224

CONTAINERS & GLASS - 1.07%
Greif, Inc., Class A                            5,242       365,263
Silgan Holdings, Inc.                           7,583       492,743
                                                         ----------
                                                            858,006

COSMETICS & TOILETRIES - 0.86%
Chattem, Inc. *                                15,212       676,478
Nature's Sunshine Products, Inc.                  727        12,482
                                                         ----------
                                                            688,960

CRUDE PETROLEUM & NATURAL GAS - 1.76%
Cimarex Energy Company * (a)                    6,265       244,335
Harvest Natural Resources, Inc. * (a)           2,040        24,256
Hydril*                                        17,330     1,012,245
Newfield Exploration Company *                  1,755       130,326
                                                         ----------
                                                          1,411,162

DOMESTIC OIL - 1.46%
Forest Oil Corp. * (a)                         14,367       581,863
Frontier Oil Corp.                              1,045        37,892
Holly Corp.                                     6,203       231,186
Remington Oil Gas Corp. *                      10,092       318,100
                                                         ----------
                                                          1,169,041

DRUGS & HEALTH CARE - 2.59%
Alliance Imaging, Inc. * (a)                   17,199       164,251
Alpharma, Inc., Class A                         5,913        72,848
CNS, Inc. (a)                                   4,328        77,038
Conmed Corp. *                                 13,086       394,150
Kos Pharmaceuticals, Inc. * (a)                25,632     1,068,342
Molina Healthcare, Inc. *                         338        15,579
Nutraceutical International Corp. *             9,484       150,416
Res-Care, Inc. *                                6,434        80,489
Vital Signs, Inc.                               1,431        57,083
                                                         ----------
                                                          2,080,196

ELECTRICAL EQUIPMENT - 1.42%
American Science & Engineering, Inc. * (a)      7,001       313,015
AMETEK, Inc.                                    1,431        57,598
Littelfuse, Inc. *                              1,693        48,504
Penn Engineering & Manufacturing Corp.          2,579        46,551
Watsco, Inc.                                      438        18,440
Wesco International, Inc. *                    23,495       657,860
                                                         ----------
                                                          1,141,968

ELECTRICAL UTILITIES - 0.62%
Cleco Corp.                                     5,917       126,032
El Paso Electric Company *                      7,590       144,210
PNM Resources, Inc.                             4,402       117,445
Unisource Energy Corp. (a)                        941        29,143
WPS Resources Corp. (a)                         1,490        78,851
                                                         ----------
                                                            495,681

ELECTRONICS - 1.47%
Amphenol Corp., Class A                         4,074       150,901
Ansoft Corp. *                                  2,742        73,979
Arrow Electronics, Inc. *                      18,709       474,273
Avnet, Inc. *                                   9,289       171,103
Bel Fuse, Inc., Class B (a)                     2,955        89,537
Cyberoptics Corp. *                             1,548        19,319
LeCroy Corp. *                                  3,711        63,570
LoJack Corp. *                                    903        12,434
Stoneridge, Inc. * (a)                         10,557       128,901
                                                         ----------
                                                          1,184,017

ENERGY - 1.19%
Energen Corp.                                  14,309       952,979

FINANCIAL SERVICES - 0.82%
Ace Cash Express, Inc. *                        7,727       175,789
City Holding Company                            1,458        43,062
International Bancshares Corp.                  1,913        66,324
Nelnet, Inc., Class A *                           310         9,867
SWS Group, Inc.                                 1,693        27,139
Westcorp, Inc. (a)                              7,872       332,592
                                                         ----------
                                                            654,773

FOOD & BEVERAGES - 1.72%
J & J Snack Foods Corp.                           182         8,523
M & F Worldwide Corp. *                         8,558       114,164
Pilgrims Pride Corp. (a)                       25,210       900,501
Seabord Corp. (a)                                 289       310,097
USANA Health Sciences, Inc. * (a)                 957        45,266
                                                         ----------
                                                          1,378,551

FURNITURE & FIXTURES - 0.10%
Stanley Furniture Company, Inc.                 1,648        77,917

GAS & PIPELINE UTILITIES - 1.99%
National Fuel Gas Company                      11,710       334,789
Nicor, Inc. (a)                                 2,108        78,186
ONEOK, Inc.                                     2,953        91,011
UGI Corp.                                      24,141     1,096,484
                                                         ----------
                                                          1,600,470

HEALTHCARE PRODUCTS - 3.34%
Bausch & Lomb, Inc.                             3,443       252,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT       VALUE
                                             ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Dade Behring Holdings, Inc. *                  10,642    $  627,133
Edwards Lifesciences Corp. *                    2,316       100,097
Haemonetics Corp. *                            25,527     1,076,218
Health Ironies, Inc. * (a)                     16,364       176,077
Owens & Minor, Inc.                            14,235       386,480
Respironics, Inc. *                               714        41,605
SurModics, Inc. *                                 711        22,688
                                                         ----------
                                                          2,682,670

HEALTHCARE SERVICES - 2.42%
Apria Healthcare Group, Inc. *                  2,923        93,828
Genesis Healthcare Corp. *                      3,554       152,431
Humana, Inc. *                                 19,690       628,899
Kindred Healthcare, Inc. * (a)                  4,512       158,371
Magellan Health Services, Inc. *               18,630       634,351
PacifiCare Health Systems, Inc. *                 675        38,421
Per-Se Technologies, Inc. * (a)                 7,736       118,748
Sierra Health Services, Inc. * (a)              1,870       119,381
                                                         ----------
                                                          1,944,430

HOMEBUILDERS - 3.25%
M.D.C. Holdings, Inc.                           7,094       494,097
Meritage Homes Corp. *                          3,493       205,808
NVR,Inc. *                                      2,102     1,650,070
Walter Industries, Inc. (a)                     6,066       258,108
                                                         ----------
                                                          2,608,083

HOTELS & RESTAURANTS - 2.62%
Ameristar Casinos, Inc.                         3,568       195,098
Argosy Gaming Company *                           750        34,440
California Pizza Kitchen, Inc. *                  719        16,854
CEC Entertainment, Inc. *                       6,818       249,539
CKE Restaurants, Inc. * (a)                    22,980       364,233
Dave & Buster's, Inc. * (a)                     7,799       145,841
Famous Dave's of America, Inc. * (a)            3,052        42,972
Jack In the Box, Inc. *                        28,467     1,056,126
                                                         ----------
                                                          2,105,103

HOUSEHOLD APPLIANCES - 0.80%
The Toro Company                                7,242       640,917

HOUSEHOLD PRODUCTS - 0.11%
Department 56, Inc. *                           5,056        88,278

INDUSTRIAL MACHINERY - 2.46%
Cummins, Inc. (a)                              11,156       784,825
Energy Conversion Devices, Inc. * (a)           2,729        62,030
Gardner Denver, Inc. *                          5,798       229,079
Kennametal, Inc.                               16,717       793,890
Olympic Steel, Inc. * (a)                       5,520        98,698
Sauer-Danfoss, Inc.                               497        11,247
                                                         ----------
                                                          1,979,769

INDUSTRIALS - 0.24%
Clean Harbors, Inc. * (a)                       2,388        43,796
Michael Baker Corp. *                           6,839       150,800
                                                         ----------
                                                            194,596

INSURANCE - 4.82%
American Financial Group, Inc.                 14,681       452,175
First American Corp.                           19,761       650,927
Fremont General Corp. (a)                      39,463       867,791
LandAmerica Financial Group, Inc.               1,059        52,982
Protective Life Corp.                          19,160       752,988
Safety Insurance Group Inc. (a)                 4,805       148,763
Selective Insurance Group, Inc. (a)             3,747       173,224
UICI                                            2,935        71,174
United Fire & Casualty Company (a)              3,433       116,138
Zenith National Insurance Corp. (a)            11,280       584,981
                                                         ----------
                                                          3,871,143

INTERNET RETAIL -0.02%
Provide Commerce, Inc. * (a)                      579        16,722

INTERNET SERVICE PROVIDER - 1.23%
Earthlink, Inc. *                              95,417       858,753
United Online, Inc. * (a)                      12,232       128,069
                                                         ----------
                                                            986,822

LEISURE TIME - 3.71%
4Kids Entertainment, Inc. * (a)                18,154       401,385
Bluegreen Corp. *                              15,598       200,434
Brunswick Corp.                                 1,705        79,879
Handleman Company                               7,945       150,637
Hollywood Entertainment Corp. *                66,089       870,392
International Speedway Corp., Class A           1,639        88,916
Movie Gallery, Inc. (a)                         5,805       166,488
Polaris Industries, Inc. (a)                   11,104       779,834
Steinway Musical Instruments, Inc. *            4,850       145,306
Vail Resorts, Inc. *                            3,887        98,147
                                                         ----------
                                                          2,981,418

LIFE SCIENCES - 0.01%
PerkinElmer, Inc.                                 379         7,819

MANUFACTURING - 2.23%
Blout International, Inc. *                     6,538       111,015
Coherent, Inc. *                                2,879        97,195
ESCO Technologies, Inc. *                       3,783       303,964
Hexcel Corp. *                                 28,957       449,123
Mettler-Toledo International, Inc. *            7,983       379,192
Nordson Corp.                                     607        22,350
The Stanley Works                               9,391       425,131
                                                         ----------
                                                          1,787,970

MEDICAL-HOSPITALS - 0.14%
Anika Therapeutics, Inc * (a)                   8,080       103,424
RehabCare Group, Inc. *                           438        12,575
                                                         ----------
                                                            115,999

METAL & METAL PRODUCTS - 1.71%
Metal Management, Inc. (a)                     31,407       806,532
Quanex Corp.                                    9,116       486,065
Shiloh Industries, Inc *                        4,478        58,482
Sun Hydraulics, Inc. (a)                          728        21,884
                                                         ----------
                                                          1,372,963

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                  ---------        ----------
COMMON STOCKS (CONTINUED)

MINING -1.09%
Compass Minerals International, Inc.                1,397          $   35,554
Oregon Steel Mills, Inc. *                         36,608             841,984
                                                                   ----------
                                                                      877,538

OFFICE FURNISHINGS & SUPPLIES - 0.14%
CompX International, Inc. (a)                       2,147              36,456
Global Imaging Systems, Inc. *                      2,168              76,877
                                                                   ----------
                                                                      113,333

PAPER -1.33%
Louisiana-Pacific Corp.                            30,039             755,181
Potlatch Corp.                                      6,620             311,603
                                                                   ----------
                                                                    1,066,784

PETROLEUM SERVICES - 2.84%
Cal Dive International, Inc. *                     24,834           1,124,980
Lone Star Technologies, Inc. *                      5,035             198,530
SEACOR SMIT, Inc. * (a)                             2,647             168,747
Tesoro Petroleum Corp. *                           21,412             792,672
                                                                   ----------
                                                                    2,284,929

PHARMACEUTICALS - 0.16%
First Horizon Pharmaceutical Corp. * (a)            7,414             125,148

POLLUTION CONTROL - 0.09%
Duratek, Inc. *                                     3,743              74,673

PUBLISHING -0.23%
Consolidated Graphics, Inc. *                       3,559             187,203

RAILROADS & EQUIPMENT - 0.22%
Kansas City Southern * (a)                          9,002             173,379

REAL ESTATE -2.31%
Associated Estates Realty Corp., REIT              16,841             167,905
CBL & Associates Properties, Inc., REIT             9,912             708,807
Equity Lifestyle Properties, Inc., REIT             1,899              66,940
Innkeepers USA Trust, REIT                         31,592             407,853
Mission West Properties, Inc., REIT                 4,777              50,636
New Century Financial Corp., REIT                   4,168             195,146
Taubman Centers, Inc., REIT                         7,764             215,373
Trizec Properties, Inc., REIT                       2,144              40,736
                                                                   ----------
                                                                    1,853,396

RETAIL GROCERY - 1.08%
7 Eleven, Inc. *                                    6,715             161,294
Nash-Finch Company (a)                             18,542             704,411
Smart & Final, Inc. * (a)                             371               4,511
                                                                   ----------
                                                                      870,216

RETAIL TRADE -4.63%
Aaron Rents, Inc., Class B                         11,808             236,160
Barnes & Noble, Inc. *                             16,802             579,501
BJ's Wholesale Club, Inc. *                         3,284             102,001
Bon-Ton Stores, Inc.                                4,657              84,245
Cato Corp., Class A                                    58               1,870
Charming Shoppes, Inc. *                           51,584             419,378
Electronics Boutique Holdings Corp. * (a)           6,202             266,500
Finlay Enterprises, Inc. * (a)                      1,471              19,432
GameStop Corp. *                                    6,893             153,714
Genesco, Inc. *                                       381              10,828
Pantry, Inc. * (a)                                 16,628             514,969
Rent-A-Center, Inc. *                              32,125             877,334
Stein Mart, Inc. *                                  4,489             101,002
Too, Inc. *                                           389               9,597
Transport World Entertainment Corp.*(a)            23,070             339,821
                                                                   ----------
                                                                    3,716,352

SANITARY SERVICES - 0.03%
Darling International, Inc. *                       5,831              23,266

SEMICONDUCTORS - 2.04%
Diodes, Inc. *                                        440              11,937
MEMC Electronic Materials, Inc. *                  64,186             863,302
OmniVision Technologies, Inc. * (a)                 4,650              70,447
Photronics, Inc. *                                 33,604             608,232
Sigmatel, Inc. *                                    2,334              87,362
                                                                   ----------
                                                                    1,641,280

SOFTWARE - 1.85%
Autodesk, Inc. *                                    5,415             161,150
CCC Information Services Group, Inc. *                721              16,475
DucoCorp, Inc. *                                    2,593              20,122
Intermediate Telephone, Inc.                       14,541             356,255
MAPICS, Inc. *                                      5,176              65,890
Parametric Technology Corp. *                     154,721             864,890
                                                                   ----------
                                                                    1,484,782

STEEL -2.30%
Alaska Steel Holding Corp. * (a)                   65,544             724,917
Steel Dynamics, Inc. (a)                            8,283             285,349
Texas Industries, Inc.                             15,608             838,930
                                                                   ----------
                                                                    1,849,196

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.43%
Aspect Communications Corp. *                       4,394              45,742
Commonwealth Telephone Enterprises, Inc., (CTE) *  10,143             478,141
Commscope, Inc. * (a)                              19,596             293,156
Comtech Telecommunications Corp. * (a)             10,264             534,754
Premiere Global Services, Inc. *                   53,025             600,243
                                                                   ----------
                                                                    1,952,036

TELEPHONE - 0.21%
TALK America Holdings, Inc. * (a)                  26,336             169,867

TOYS, AMUSEMENTS & SPORTING GOODS - 1.22%
Jakks Pacific Inc. * (a)                           45,620             979,461

TRANSPORTATION - 0.53%
Heartland Express, Inc.                             8,605             164,786
Kirby Corp. *                                       3,585             150,677
Offshore Logistics, Inc. *                          3,322             110,689
                                                                   ----------
                                                                      426,152

TRAVEL SERVICES - 0.01%
Ambassadors Group, Inc.                               291               9,725

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 1.42%
Arkansas Best Corp.                                       3,611    $     136,424
EGL, Inc. *                                               7,452          169,906
Forward Air Corp.                                         3,104          132,168
Knight Transportation, Inc.                               8,176          201,702
Landstar Systems, Inc. *                                  9,335          305,721
USF Corp.                                                 4,085          197,142
                                                                   -------------
                                                                       1,143,063
                                                                   -------------

TOTAL COMMON STOCKS (Cost $76,666,335)                             $  80,178,480
                                                                   -------------

SHORT TERM INVESTMENTS - 23.22%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $  18,646,687    $  18,646,687
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $18,646,688)                                                 $  18,646,687
                                                                   -------------

REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $1,182,041 on
  04/01/2005, collateralized by
  $895,000 U.S. Treasury Bonds, 7.50%
  due 11/15/2024 (valued at
  $1,211,669, including interest) (c)             $   1,182,000    $   1,182,000
                                                  -------------    -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $1,182,000)                                                  $   1,182,000
                                                                   -------------

TOTAL INVESTMENTS (SMALL COMPANY TRUST)
  (COST $96,495,023) - 124.53%                                     $ 100,007,167
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.53)%                     (19,698,654)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  80,308,513
                                                                   =============

DYNAMIC GROWTH TRUST


                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                    ---------      -----------
COMMON STOCKS - 98.11%

APPAREL & TEXTILES - 5.82%
Columbia Sportswear Company * (a)                      43,400      $ 2,310,182
Polo Ralph Lauren Corp., Class A                      104,700        4,062,360
Quiksilver, Inc. *                                    112,200        3,257,166
                                                                   -----------
                                                                     9,629,708

BANKING -1.66%
Investors Financial Services Corp. (a)                 56,022        2,740,036

BIOTECHNOLOGY - 5.13%
Charles River Laboratories
 International, Inc. *                                 63,100        2,968,224
Genzyme Corp. *                                        51,000        2,919,240
Invitrogen Corp. *                                     37,500        2,595,000
                                                                   -----------
                                                                     8,482,464

BUILDING MATERIALS & CONSTRUCTION - 1.04%
Chicago Bridge & Iron Company NV (a)                   39,100        1,721,573

BUSINESS SERVICES - 1.04%
NCR Corp. *                                            50,900      $ 1,717,366

CELLULAR COMMUNICATIONS - 2.15%
Nextel Partners, Inc., Class A * (a)                  161,800        3,553,128
COAL -2.27%
Peabody Energy Corp.                                   81,200        3,764,432

COMPUTERS & BUSINESS EQUIPMENT - 2.75%
Cognizant Technology Solutions Corp.,
  Class A *                                            45,300        2,092,860
Foundry Networks, Inc. * (a)                          248,100        2,456,190
                                                                   -----------
                                                                     4,549,050

CONSTRUCTION & MINING EQUIPMENT - 1.18%
Rowan Companies, Inc.                                  65,200        1,951,436

CONTAINERS & GLASS - 4.41%
Jarden Corp. * (a)                                     82,300        3,775,924
Packaging Corp. of America                            145,100        3,524,479
                                                                   -----------
                                                                     7,300,403

ELECTRONICS - 1.89%
Harman International Industries, Inc.                  35,300        3,122,638

FINANCIAL SERVICES - 6.34%
Calamos Asset Management, Inc. (a)                     82,900        2,231,668
E*TRADE Financial Corp. *                             243,800        2,925,600
First Marblehead Corp. * (a)                           36,500        2,099,845
Legg Mason, Inc.                                       41,342        3,230,464
                                                                   -----------
                                                                    10,487,577

FOOD & BEVERAGES - 1.27%
Constellation Brands, Inc., Class A *                  39,800        2,104,226

GAS & PIPELINE UTILITIES - 1.72%
Ultra Petroleum Corp. * (a)                            55,900        2,839,720

HEALTHCARE PRODUCTS - 4.79%
Beckman Coulter, Inc.                                  42,100        2,797,545
C.R. Bard, Inc.                                        34,800        2,369,184
Fisher Scientific International, Inc. *                48,500        2,760,620
                                                                   -----------
                                                                     7,927,349

HEALTHCARE SERVICES - 3.80%
Coventry Health Care, Inc. *                           60,250        4,105,435
DaVita, Inc. *                                         52,200        2,184,570
                                                                   -----------
                                                                     6,290,005

HOTELS & RESTAURANTS - 6.53%
P.F. Chang's China Bistro, Inc. * (a)                  54,800        3,277,040
Station Casinos, Inc.                                  54,500        3,681,475
The Cheesecake Factory, Inc. * (a)                    108,500        3,846,325
                                                                   -----------
                                                                    10,804,840

INDUSTRIAL MACHINERY - 0.92%
FMC Technologies, Inc. *                               45,900        1,522,962

INTERNET SOFTWARE - 4.02%
Check Point Software Technologies, Ltd. *             139,100        3,024,034
Verisign, Inc. *                                      126,600        3,633,420
                                                                   -----------
                                                                     6,657,454


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES - 0.94%
PerkinElmer, Inc.                                         75,500   $   1,557,565

MEDICAL-HOSPITALS - 5.73%
Community Health Systems, Inc. *                         131,100       4,576,701
Triad Hospitals, Inc. *                                   97,800       4,899,780
                                                                   -------------
                                                                       9,476,481
MINING - 1.69%
Alpha Natural Resources, Inc. *                           21,100         604,937
Terex Corp. *                                             50,500       2,186,650
                                                                   -------------
                                                                       2,791,587
PETROLEUM SERVICES - 1.09%
BJ Services Company                                       34,800       1,805,424

PHARMACEUTICALS - 3.19%
Amylin Pharmaceuticals, Inc. *(a)                         71,900       1,257,531
Celgene Corp. *                                          118,200       4,024,710
                                                                   -------------
                                                                       5,282,241
RETAIL TRADE - 8.92%
Aeropostale, Inc. *                                      106,900       3,500,975
Chico's FAS, Inc. *                                      137,600       3,888,576
Fossil, Inc. *                                           105,700       2,740,273
Urban Outfitters, Inc. *                                  96,700       4,638,699
                                                                   -------------
                                                                      14,768,523
SEMICONDUCTORS - 7.25%
International Rectifier Corp. *                           59,300       2,698,150
Linear Technology Corp.                                   93,100       3,566,661
NVIDIA Corp. *                                           109,000       2,589,840
QLogic Corp. *                                            77,500       3,138,750
                                                                   -------------
                                                                      11,993,401
SOFTWARE - 4.42%
Avid Technology, Inc. *                                   52,400       2,835,888
Cognos, Inc. *                                           106,900       4,483,386
                                                                   -------------
                                                                       7,319,274
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
Comverse Technology, Inc. *                              149,100       3,760,302

TRANSPORTATION - 1.72%
Heartland Express, Inc.                                  148,800       2,849,520

TRUCKING & FREIGHT - 2.16%
Oshkosh Truck Corp.                                       43,600       3,574,764
                                                                   -------------
TOTAL COMMON STOCKS (Cost $128,191,386)                            $ 162,345,449
                                                                   -------------

SHORT TERM INVESTMENTS - 11.08%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $ 18,330,662   $  18,330,662
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $18,330,662)                                                 $  18,330,662
                                                                   -------------
REPURCHASE AGREEMENTS - 2.00%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $3,308,115 on
  04/01/2005, collateralized by
  $2,490,000 U.S. Treasury Bonds,
  7.625% due 02/15/2025 (valued at
  $3,375,628, including interest)
  (c)                                               $  3,308,000   $   3,308,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,308,000)                                                  $   3,308,000
                                                                   -------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
  (COST $149,830,049) - 111.19%                                    $ 183,984,111
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.19)%                     (18,518,175)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 165,465,936
                                                                   =============

MID CAP STOCK TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
COMMON STOCKS - 96.87%

ADVERTISING - 1.49%
Monster Worldwide, Inc. *                                296,391   $   8,313,767

AEROSPACE - 1.05%
Smiths Group PLC                                         362,800       5,834,031

AIR TRAVEL - 0.20%
Gol Linhas Aereas Inteligentes SA, ADR (a)                43,300       1,088,129

APPAREL & TEXTILES - 1.00%
Geox SpA                                                 641,788       5,592,641

AUTO PARTS - 0.92%
BorgWarner, Inc.                                         105,000       5,111,400

BANKING - 0.91%
Northern Trust Corp.                                     116,800       5,073,792

BIOTECHNOLOGY - 2.67%
Cephalon, Inc. * (a)                                     108,200       5,067,006
Genzyme Corp. *                                          128,000       7,326,720
ICOS Corp. * (a)                                         110,500       2,481,830
                                                                   -------------
                                                                      14,875,556
BROADCASTING - 2.61%
Publishing & Broadcasting, Ltd.                          448,080       5,328,845
Sirius Satellite Radio, Inc. * (a)                       728,600       4,094,732
XM Satellite Radio
   Holdings, Inc., Class A * (a)                         162,400       5,115,600
                                                                   -------------
                                                                      14,539,177
BUSINESS SERVICES - 5.50%
Cendant Corp.                                            256,100       5,260,294
ChoicePoint, Inc. *                                       82,400       3,305,064
Corporate Executive Board Company                        108,100       6,912,995
DST Systems, Inc. *                                      106,100       4,899,698
Electronic Arts, Inc. *                                  197,600      10,231,728
                                                                   -------------
                                                                      30,609,779

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     -----------   -------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 1.10%
Cablevision Systems New York Group, Class A *            218,700   $   6,134,535

CHEMICALS - 1.08%
Cytec Industries, Inc.                                   111,300       6,038,025

COAL - 0.95%
Arch Coal, Inc.                                          122,600       5,273,026

COLLEGES & UNIVERSITIES - 2.26%
Apollo Group, Inc., Class A *                             94,700       7,013,482
ITT Educational Services, Inc. *                         115,300       5,592,050
                                                                   -------------
                                                                      12,605,532

COMPUTERS & BUSINESS EQUIPMENT - 4.36%
Lexmark International, Inc. *                            106,800       8,540,796
Logitech International SA * (a)                           89,000       5,418,320
Network Appliance, Inc. *                                171,800       4,751,988
Research In Motion, Ltd. *                                73,100       5,586,302
                                                                   -------------
                                                                      24,297,406
CONSTRUCTION & MINING EQUIPMENT - 1.11%
Bucyrus International, Inc., Class A (a)                 158,400       6,187,104

CONSTRUCTION MATERIALS - 1.41%
Rinker Group, Ltd.                                       939,089       7,837,353

CONTAINERS & Glass - 1.69%
Jarden Corp. * (a)                                       205,000       9,405,400

CRUDE PETROLEUM & NATURAL GAS - 2.42%
EOG Resources, Inc.                                      142,800       6,960,072
XTO Energy, Inc.                                         198,066       6,504,487
                                                                   -------------
                                                                      13,464,559
EDUCATIONAL SERVICES - 2.58%
Education Management Corp. * (a)                         198,300       5,542,485
Strayer Education, Inc.                                   77,900       8,827,628
                                                                   -------------
                                                                      14,370,113
FINANCIAL SERVICES - 3.83%
Ameritrade Holding Corp. *                               514,600       5,254,066
Capitalsource Inc. * (a)                                 248,500       5,715,500
Legg Mason, Inc.                                          34,700       2,711,458
State Street Corp. (c)                                   174,300       7,620,396
                                                                   -------------
                                                                      21,301,420

HEALTHCARE PRODUCTS - 2.65%
C.R. Bard, Inc.                                           88,500       6,025,080
Fisher Scientific International, Inc. *                   91,400       5,202,488
The Medicines Company *                                  154,900       3,510,034
                                                                   -------------
                                                                      14,737,602

HEALTHCARE SERVICES - 1.13%
Covance, Inc. *                                          131,900       6,279,759

HOTELS & RESTAURANTS - 3.95%
Harrah's Entertainment, Inc.                             108,700       7,019,846
Red Robin Gourmet Burgers, Inc. * (a)                    109,700       5,584,827
Starwood Hotels & Resorts Worldwide, Inc.                156,900       9,418,707
                                                                   -------------
                                                                      22,023,380

HOUSEHOLD PRODUCTS - 1.41%
Tempur-Pedic International, Inc. * (a)                   420,000       7,837,200

INDUSTRIAL MACHINERY - 0.67%
Ingersoll-Rand Company, Class A                           46,800       3,727,620

INSURANCE - 2.04%
Marsh & McLennan Companies, Inc.                         186,700       5,679,414
UNUMProvident Corp. (a)                                  332,300       5,655,746
                                                                   -------------
                                                                      11,335,160

INTERNATIONAL OIL - 1.99%
Nabors Industries, Ltd. *                                 63,900       3,779,046
Noble Corp.                                              130,300       7,324,163
                                                                   -------------
                                                                      11,103,209

INTERNET SERVICE PROVIDER - 0.94%
Salesforce.Com, Inc. * (a)                               350,300       5,250,997

INTERNET SOFTWARE - 1.45%
F5 Networks, Inc. * (a)                                  160,200       8,088,498

LEISURE TIME - 2.11%
DreamWorks Animation SKG, Inc. * Pixar, Inc. *           116,100       4,726,431
                                                          72,000       7,023,600
                                                                   -------------
                                                                      11,750,031

LIFE SCIENCES - 0.78%
Pharmaceutical Product Development, Inc. *                90,100       4,365,345

MEDICAL-HOSPITALS - 1.41%
Health Management Associates, Inc.,                      300,000       7,854,000
Class A

METAL & METAL PRODUCTS - 2.67%
Cameco Corp. (a)                                         208,400       9,219,616
Precision Castparts Corp.                                 73,200       5,637,132
                                                                   -------------
                                                                      14,856,748

MINING - 0.99%
Phelps Dodge Corp.                                        54,000       5,493,420

OFFICE FURNISHINGS & SUPPLIES - 0.88%
Office Depot, Inc. *                                     219,900       4,877,382

PETROLEUM SERVICES - 2.07%
BJ Services Company                                      112,200       5,820,936
GlobalSantaFe Corp.                                      153,800       5,696,752
                                                                   -------------
                                                                      11,517,688

PHARMACEUTICALS - 5.33%
Alkermes, Inc. * (a)                                     169,500       1,759,410
Amylin Pharmaceuticals, Inc. * (a)                       168,600       2,948,814
Forest Laboratories, Inc. *                              199,500       7,371,525
Gilead Sciences, Inc. *                                  257,800       9,229,240
Ivax Corp. *                                             341,100       6,743,547
OSI Pharmaceuticals, Inc. *                               39,500       1,632,930
                                                                   -------------
                                                                      29,685,466
POLLUTION CONTROL - 0.95%
Stericycle, Inc. *                                       120,100       5,308,420

REAL ESTATE - 2.24%
Host Marriott Corp., REIT                                416,100       6,890,616
Kimco Realty Corp., REIT                                 103,300       5,567,870
                                                                   -------------
                                                                      12,458,486

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 11.02%
Abercrombie & Fitch Company, Class A                     176,700   $  10,114,308
Advance Auto Parts, Inc. *                               140,700       7,098,315
Chico's FAS, Inc. *                                      199,100       5,626,566
Dollar General Corp. (a)                                 265,900       5,825,869
Family Dollar Stores, Inc.                               197,400       5,993,064
Kohl's Corp. *                                           147,500       7,615,425
Michael's Stores, Inc.                                   238,500       8,657,550
Tiffany & Company                                        219,700       7,584,044
Urban Outfitters, Inc. *                                  59,200       2,839,824
                                                                   -------------
                                                                      61,354,965

SEMICONDUCTORS - 0.47%
Sigmatel, Inc. * (a)                                      69,700       2,608,871

SOFTWARE - 3.87%
NAVTEQ Corp. *                                            67,200       2,913,120
Take-Two Interactive Software, Inc. * (a)                288,800      11,292,080
Websense, Inc. * (a)                                     136,600       7,349,080
                                                                   -------------
                                                                      21,554,280

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.71%
Amdocs, Ltd. *                                           375,600      10,667,040
American Tower Corp., Class A *                          511,200       9,319,176
Comverse Technology, Inc. *                              259,400       6,542,068
Crown Castle International Corp. *                       437,300       7,023,038
Polycom, Inc. *                                          223,400       3,786,630
                                                                   -------------
                                                                      37,337,952
                                                                   -------------
TOTAL COMMON STOCKS (Cost $481,941,179)                            $ 539,359,224
                                                                   -------------
SHORT TERM INVESTMENTS - 18.14%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $100,990,923   $ 100,990,923
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $100,990,923)                                                $ 100,990,923
                                                                   -------------
REPURCHASE AGREEMENTS - 2.64%
Deutsche Bank
  Tri-Party Repurchase Agreement dated 03/3
  1/2005 at 2.64% to be repurchased at
  $14,732,080 on 04/01/2005, collateralized
  by $10,695,000 U.S. Treasury Bonds, 9.25%
  due 02/15/2016 (valued at $15,042,503,
  including interest)(c)                            $ 14,731,000   $  14,731,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,731,000)                                                 $  14,731,000
                                                                   -------------

TOTAL INVESTMENTS (MID CAP STOCK TRUST)
(COST $597,663,102) - 117.65%                                      $ 655,081,147

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.65)%                     (98,269,347)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 556,811,800
                                                                   =============

NATURAL RESOURCES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
COMMON STOCKS - 95.71%

ALUMINUM - 2.21%
Alcoa, Inc.                                              464,700   $  14,122,233

CHEMICALS - 1.37%
Ashland, Inc.                                            129,800       8,757,606

COAL - 3.72%
CONSOL Energy, Inc.                                      208,600       9,808,372
Massey Energy Company (a)                                349,100      13,977,964
                                                                   -------------
                                                                      23,786,336
CRUDE PETROLEUM & NATURAL GAS - 9.01%
Burlington Resources, Inc.                               136,400       6,829,548
Devon Energy Corp.                                       148,100       7,071,775
EOG Resources Inc.                                       380,700      18,555,318
Newfield Exploration Company *                           101,600       7,544,816
XTO Energy, Inc.                                         535,200      17,575,968
                                                                   -------------
                                                                      57,577,425
DOMESTIC OIL - 11.08%
Canadian Natural Resources, Ltd.                         482,100      27,244,539
China Petroleum and Chemical Corp. ADR (a)               160,300       6,535,431
Noble Energy, Inc. (a)                                   103,800       7,060,476
Suncor Energy, Inc.                                      358,800      14,454,035
Surgutneftegaz ADR (a)                                   137,600       4,884,800
Western Oil Sands, Inc. *                                230,051      10,650,069
                                                                   -------------
                                                                      70,829,350
GAS & PIPELINE UTILITIES - 1.94%
Equitable Resources, Inc.                                 99,500       5,715,280
Western Gas Resources, Inc.                              194,300       6,693,635
                                                                   -------------
                                                                      12,408,915
GOLD - 1.66%
Gold Fields, Ltd.                                        445,186       5,189,065
Placer Dome, Inc.                                        335,200       5,436,944
                                                                   -------------
                                                                      10,626,009
INTERNATIONAL OIL - 17.72%
Anadarko Petroleum Corp.                                 135,600      10,319,160
ConocoPhillips                                           100,400      10,827,136
EnCana Corp.- CAD                                        368,431      26,019,973
Lukoil, ADR(a)                                            62,900       8,516,660
Petroleo Brasileiro SA, ADR * (a)                        251,900      11,128,942
Royal Dutch Petroleum Company - NY Shares                193,500      11,617,740
Shell Transport & Trading Company PLC, ADR               171,900       9,344,484
Talisman Energy, Inc.- CAD                               745,800      25,518,672
                                                                   -------------
                                                                     113,292,767
METAL & METAL PRODUCTS - 11.54%
Alumina, Ltd.                                          2,006,566       9,132,877
Cameco Corp. (a)                                         467,100      20,664,504
Companhia Vale Do Rio Doce, ADR                          295,486       9,340,312
Companhia Vale Do Rio Doce, SP ADR * (a)                 938,900      24,946,573
Vedanta Resources PLC                                  1,092,383       9,716,563
                                                                   -------------
                                                                      73,800,829

MINING - 9.20%
Aluminum Corp. China, Ltd. ADR (a)                       158,300       9,263,716
Anglo American Platinum Corp., Ltd. - GBP                240,390       5,697,403

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
Anglo American Platinum Corp., Ltd. - ZAR                266,338   $  10,019,790
Apex Silver Mines, Ltd. * (a)                            282,300       4,522,446
Freeport-McMoran Copper & Gold, Inc., Class B (a)        262,800      10,409,508
Impala Platinum Holdings, Ltd.                            59,427       5,015,945
Xstrata PLC                                              728,370      13,892,814
                                                                   -------------
                                                                      58,821,622

PAPER - 2.41%
Abitibi Consolidated, Inc.                             1,501,600       6,952,408
Domtar, Inc.                                             409,700       3,481,764
International Paper Company                              134,700       4,955,613
                                                                   -------------
                                                                      15,389,785

PETROLEUM SERVICES - 21.60%
BP PLC SADR                                              457,100      28,523,040
Exxon Mobil Corp.                                        418,100      24,918,760
GlobalSantaFe Corp.                                      149,900       5,552,296
Halliburton Company                                      180,400       7,802,300
Petro-Canada                                             154,400       8,966,726
Repsol SA ADR (a)                                        235,700       6,257,835
Total SA SADR (a)                                        197,900      23,199,817
Transocean, Inc. *                                       125,500       6,458,230
Valero Energy Corp.                                      360,900      26,443,143
                                                                   -------------
                                                                     138,122,147

STEEL - 2.25%
Companhia Siderurgica Nacional S.A. (a)                  148,100       3,569,210
International Steel Group, Inc. * (a)                    274,600      10,846,700
                                                                   -------------
                                                                      14,415,910
                                                                   -------------
TOTAL COMMON STOCKS (Cost $429,718,431)                            $ 611,950,934
                                                                   -------------
PREFERRED STOCKS - 0.19%

MINING - 0.19%
Anglo American Platinum Corp., Ltd. -  ZAR *              62,652       1,208,720
                                                                   -------------
TOTAL PREFERRED STOCKS (Cost $956,354)                             $   1,208,720
                                                                   -------------
WARRANTS - 0.00%

FINANCIAL SERVICES - 0.00%
Goldman Sachs International
  (Expiration date 05/15/2005; strike
  price $0.0001) *                                        21,700               0
                                                                   -------------
TOTAL WARRANTS (Cost $361,986)                                     $           0
                                                                   -------------
SHORT TERM INVESTMENTS - 16.99%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $108,630,792   $ 108,630,792
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $108,630,792)                                                $ 108,630,792
                                                                   -------------

REPURCHASE AGREEMENTS - 5.91%
Deutsche Bank Tri-Party Repurchase
  Agreement dated 03/31/2005 at 2.64% to be
  repurchased at $37,791,771 on 04/01/2005,
  collateralized by $27,435,000 U.S. Treasury
  Bonds, 9.25% due 02/15/2016 (valued at
  $38,271,825, including interest)                  $ 37,789,000   $  37,789,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $37,789,000)                                                 $  37,789,000
                                                                   -------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
(COST $577,456,563) - 118.80%
                                                                   $ 759,579,446
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.80)%                    (120,190,948)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 639,388,498
                                                                   =============

ALL CAP GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   -------------
COMMON STOCKS - 97.89%

ADVERTISING - 0.74%
Lamar Advertising Company *                              112,200   $   4,520,538

AEROSPACE - 0.76%
Honeywell International, Inc.                            125,600       4,673,576

AGRICULTURE - 0.74%
Monsanto Company                                          70,300       4,534,350

AIR TRAVEL - 0.35%
Southwest Airlines Company                               150,700       2,145,968

APPAREL & TEXTILES - 1.61%
Coach, Inc. *                                            100,500       5,691,315
NIKE, Inc., Class B                                       50,200       4,182,162
                                                                   -------------
                                                                       9,873,477
BANKING - 1.31%
Bank of America Corp.                                    100,500       4,432,050
Doral Financial Corp. (a)                                 80,800       1,768,712
Investors Financial Services Corp. (a)                    37,400       1,829,234
                                                                   -------------
                                                                       8,029,996
BIOTECHNOLOGY - 1.01%
Amgen, Inc. *                                             74,800       4,354,108
Protein Design Labs, Inc. *                              114,000       1,822,860
                                                                   -------------
                                                                       6,176,968
BROADCASTING - 1.68%
Univision Communications, Inc., Class A *                150,700       4,172,883
Viacom, Inc., Class B                                     84,175       2,931,815
XM Satellite Radio
  Holdings, Inc., Class A * (a)                          100,500       3,165,750
                                                                   -------------
                                                                      10,270,448

BUSINESS SERVICES - 2.67%
Automatic Data Processing, Inc.                          100,500       4,517,475
Electronic Arts, Inc. *                                   54,100       2,801,298
Iron Mountain, Inc. *                                    100,500       2,898,420

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   -------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Robert Half International, Inc. (a)                      226,100   $   6,095,656
                                                                   -------------
                                                                      16,312,849
CELLULAR COMMUNICATIONS - 1.18%
Nextel Communications, Inc., Class A *                   192,200       5,462,324
Syniverse Holdings, Inc. *                               127,300       1,756,740
                                                                   -------------
                                                                       7,219,064
CHEMICALS - 4.30%
Air Products & Chemicals, Inc.                            60,300       3,816,387
Dow Chemical Company                                      65,300       3,255,205
E.I. Du Pont De Nemours & Company                        100,500       5,149,620
Eastman Chemical Company                                  60,300       3,557,700
Praxair, Inc.                                             84,600       4,048,956
Rohm & Haas Company                                       99,700       4,785,600
UAP Holding Corp. * (a)                                  102,600       1,651,860
                                                                   -------------
                                                                      26,265,328
COMPUTERS & BUSINESS EQUIPMENT - 4.96%
Apple Computer, Inc. *                                   211,000       8,792,370
CDW Corp.                                                 80,700       4,574,076
Dell, Inc. *                                             376,900      14,480,498
EMC Corp. *                                              201,000       2,476,320
                                                                   -------------
                                                                      30,323,264
COSMETICS & TOILETRIES - 1.39%
The Gillette Company                                     104,700       5,285,256
The Procter & Gamble Company                              60,300       3,195,900
                                                                   -------------
                                                                       8,481,156
CRUDE PETROLEUM & NATURAL GAS - 4.16%
Apache Corp.                                              40,200       2,461,446
Burlington Resources, Inc.                                56,800       2,843,976
ChevronTexaco Corp.                                       49,000       2,857,190
Devon Energy Corp.                                       113,600       5,424,400
Newfield Exploration Company *                            29,500       2,190,670
Occidental Petroleum Corp.                                40,800       2,903,736
Patterson-UTI Energy, Inc.                               130,600       3,267,612
XTO Energy, Inc.                                         107,166       3,519,331
                                                                   -------------
                                                                      25,468,361
ELECTRICAL EQUIPMENT - 1.43%
Emerson Electric Company                                  51,300       3,330,909
General Electric Company                                 150,700       5,434,242
                                                                   -------------
                                                                       8,765,151
ELECTRONICS - 2.04%
Adobe Systems, Inc.                                       74,800       5,024,316
Dolby Laboratories, Inc. * (a)                            30,200         709,700
Garmin, Ltd. (a)                                          40,200       1,862,064
Harman International Industries, Inc.                     54,900       4,856,454
                                                                   -------------
                                                                      12,452,534
FINANCIAL SERVICES - 4.09%
Citigroup, Inc.                                          112,200       5,042,268
Fiserv, Inc. *                                           163,325       6,500,335
Franklin Resources, Inc.                                  29,500       2,025,175
MBNA Corp.                                               150,700       3,699,685
SLM Corp.                                                100,500       5,008,920
The Goldman Sachs Group, Inc.                             24,600       2,705,754
                                                                   -------------
                                                                      24,982,137
FOOD & BEVERAGES - 1.93%
Hershey Foods Corp.                                       50,200       3,035,092
Kellogg Company                                           44,700       1,934,169
PepsiCo, Inc.                                             60,300       3,197,709
Starbucks Corp. *                                         70,300       3,631,698
                                                                   -------------
                                                                      11,798,668
GOLD - 0.43%
Placer Dome, Inc.                                        161,800       2,624,396

HEALTHCARE PRODUCTS - 9.03%
Alcon, Inc.                                               68,100       6,080,649
Becton, Dickinson & Company                              103,900       6,069,838
Biomet, Inc.                                             226,475       8,221,043
C.R. Bard, Inc.                                           52,300       3,560,584
Fisher Scientific International, Inc. *                   66,900       3,807,948
Johnson & Johnson                                        170,400      11,444,064
Medtronic, Inc.                                           82,000       4,177,900
St. Jude Medical, Inc. *                                 126,100       4,539,600
Varian Medical Systems, Inc. *                           104,600       3,585,688
Zimmer Holdings, Inc. *                                   47,800       3,719,318
                                                                   -------------
                                                                      55,206,632
HEALTHCARE SERVICES - 1.61%
HCA, Inc.                                                 50,000       2,678,500
PacifiCare Health Systems, Inc.*                          47,700       2,715,084
UnitedHealth Group, Inc.                                  46,500       4,435,170
                                                                   -------------
                                                                       9,828,754
HOTELS & RESTAURANTS - 1.58%
Brinker International, Inc. *                             55,700       2,017,454
McDonald's Corp.                                         100,500       3,129,570
Starwood Hotels & Resorts Worldwide, Inc.                 75,400       4,526,262
                                                                   -------------
                                                                       9,673,286

INDUSTRIAL MACHINERY - 3.49%
Caterpillar, Inc.                                         60,300       5,513,832
Deere & Company                                           50,200       3,369,926
Ingersoll-Rand Company, Class A                          110,500       8,801,325
Parker-Hannifin Corp.                                     60,300       3,673,476
                                                                   -------------
                                                                      21,358,559
INSURANCE - 1.30%
Aetna, Inc.                                               69,600       5,216,520
AFLAC, Inc.                                               72,900       2,716,254
                                                                   -------------
                                                                       7,932,774
INTERNATIONAL OIL - 1.31%
ConocoPhillips                                            40,700       4,389,088
Weatherford International, Ltd. *                         62,800       3,638,632
                                                                   -------------
                                                                       8,027,720
INTERNET CONTENT - 1.81%
Yahoo!, Inc. *                                           326,600      11,071,740

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   -------------
COMMON STOCKS (CONTINUED)

INTERNET SERVICE PROVIDER - 0.73%
Google, Inc., Class A *                                   24,700   $   4,458,597

INTERNET SOFTWARE - 2.74%
Check Point Software Technologies, Ltd. *                100,500       2,184,870
Cisco Systems, Inc. *                                    509,900      9 ,122,111
Juniper Networks, Inc. *                                 144,500       3,187,670
McAfee, Inc. *                                           100,500       2,267,280
                                                                   -------------
                                                                      16,761,931
LEISURE TIME - 1.18%
Carnival Corp.                                            88,800       4,600,728
DreamWorks Animation SKG, Inc. *                          18,500         753,135
Las Vegas Sands Corp. * (a)                               11,900         535,500
Royal Caribbean Cruises, Ltd. (a)                         29,200       1,304,948
                                                                   -------------
                                                                       7,194,311
MANUFACTURING - 3.56%
Danaher Corp.                                            100,500       5,367,705
Eaton Corp.                                               50,200       3,283,080
Illinois Tool Works, Inc.                                 35,800       3,205,174
Rockwell Automation, Inc.                                100,500       5,692,320
Tyco International, Ltd.                                 125,600       4,245,280
                                                                   -------------
                                                                      21,793,559
MEDICAL-HOSPITALS - 0.43%
Health Management Associates, Inc., Class A              100,200       2,623,236

MINING -1.38%
Newmont Mining Corp.                                     105,400       4,453,150
Phelps Dodge Corp.                                        39,400       4,008,162
                                                                   -------------
                                                                       8,461,312
PETROLEUM SERVICES - 4.12%
Baker Hughes, Inc.                                        84,400       3,754,956
ENSCO International, Inc. (a)                            106,700       4,018,322
Exxon Mobil Corp.                                        141,200       8,415,520
GlobalSantaFe Corp.                                       85,400       3,163,216
Valero Energy Corp.                                       79,900       5,854,273
                                                                   -------------
                                                                      25,206,287
PHARMACEUTICALS - 4.42%
Caremark Rx, Inc. *                                      244,032       9,707,593
Gilead Sciences, Inc. *                                  153,500       5,495,300
Medicis Pharmaceutical Corp., Class A                    133,000       3,987,340
Pfizer, Inc.                                             130,000       3,415,100
Teva Pharmaceutical Industries, Ltd., ADR (a)            141,800       4,395,800
                                                                   -------------
                                                                      27,001,133
RETAIL GROCERY - 0.68%
Sysco Corp.                                               55,300       1,979,740
Whole Foods Market, Inc.                                  21,100       2,154,943
                                                                   -------------
                                                                       4,134,683
RETAIL TRADE - 6.05%
Abercrombie & Fitch Company, Class A                      50,200       2,873,448
Bed Bath & Beyond, Inc. *                                152,800       5,583,312
Best Buy Company, Inc.                                    60,300       3,256,803
Kohl's Corp. *                                            50,200       2,591,826
Sears Holdings Corp. * (a)                                15,800       2,104,125
Staples, Inc.                                            260,300       8,181,229
The TJX Companies, Inc.                                  100,500       2,475,315
Walgreen Company                                         100,500       4,464,210
Wal-Mart Stores, Inc.                                    109,000       5,461,990
                                                                   -------------
                                                                      36,992,258
SANITARY SERVICES - 0.43%
Ecolab, Inc.                                              80,400       2,657,220

SEMICONDUCTORS - 5.49%
Analog Devices, Inc.                                     175,900       6,357,026
Applied Materials, Inc. *                                159,100       2,585,375
Freescale Semiconductor-A, Inc. * (a)                    158,100       2,679,795
KLA-Tencor Corp.                                          50,200       2,309,702
Linear Technology Corp.                                  145,300       5,566,443
Marvell Technology Group, Ltd. *                          75,400       2,890,836
Maxim Integrated Products, Inc.                           81,100       3,314,557
Microchip Technology, Inc.                               301,525       7,842,665
                                                                   -------------
                                                                      33,546,399
SOFTWARE - 4.54%
Autodesk, Inc. *                                         120,600       3,589,056
Cognos, Inc. *                                            50,200       2,105,388
Mercury Interactive Corp. *                               60,300       2,857,014
Microsoft Corp.                                          501,200      12,114,004
NAVTEQ Corp. *                                            35,200       1,525,920
Oracle Corp. *                                           446,100       5,567,328
                                                                   -------------
                                                                      27,758,710
STEEL - 1.23%
Nucor Corp.                                               60,300       3,470,868
United States Steel Corp.                                 80,100       4,073,085
                                                                   -------------
                                                                       7,543,953
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.85%
Amdocs, Ltd. *                                            80,400       2,283,360
Comverse Technology, Inc. *                              125,600       3,167,632
Nokia Oyj-Sponsored ADR                                  180,800       2,789,744
QUALCOMM, Inc.                                            83,100       3,045,615
                                                                   -------------
                                                                      11,286,351
TRANSPORTATION - 0.33%
Harley-Davidson, Inc.                                     34,500       1,992,720

TRAVEL SERVICES - 1.05%
American Express Company                                 125,600       6,452,072

TRUCKING & FREIGHT - 0.77%
Fedex Corp.                                               50,200       4,716,290
                                                                   -------------
TOTAL COMMON STOCKS (Cost $531,562,282)                            $ 598,598,716
                                                                   -------------
SHORT TERM INVESTMENTS - 2.94%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $ 17,958,905   $  17,958,905
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $17,958,905)                                                 $  17,958,905
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   -------------
REPURCHASE AGREEMENTS - 1.52%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.70% to
  be repurchased at $9,314,699 on 04/01/2005,
  collateralized by $9,610,000 Federal National
  Mortgage Association, 2.75% due 08/11/2006
  (valued at $9,504,059, including interest) (c)    $  9,314,000   $   9,314,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,314,000)                                                $   9,314,000
                                                                   -------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
  (COST $558,835,187) - 102.35%                                    $ 625,871,621
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.35)%                      (14,382,256)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 611,489,365
                                                                   =============

STRATEGIC OPPORTUNITIES TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   -------------

COMMON STOCKS - 97.11%

ADVERTISING - 1.33%
Getty Images, Inc. *                                       6,800   $     483,548
Lamar Advertising Company *                               80,500       3,243,345
Monster Worldwide, Inc. *                                 94,300       2,645,115
                                                                   -------------
                                                                       6,372,008
AEROSPACE - 2.51%
Boeing Company                                            50,900       2,975,614
General Dynamics Corp.                                    12,100       1,295,305
Honeywell International, Inc.                             69,200       2,574,932
Rockwell Collins, Inc.                                    53,300       2,536,547
United Technologies Corp.                                 26,200       2,663,492
                                                                   -------------
                                                                      12,045,890
AGRICULTURE - 0.65%
Monsanto Company                                          48,100       3,102,450

AIR TRAVEL - 1.51%
Ryanair Holdings PLC, ADR * (a)                          164,900       7,217,673

APPAREL & TEXTILES - 0.75%
Bebe Stores, Inc. (a)                                     66,749       2,266,129
Interface, Inc., Class A * (a)                           194,700       1,327,854
                                                                   -------------
                                                                       3,593,983
AUTO PARTS - 0.09%
Gentex Corp. (a)                                          13,400         427,460

BANKING - 1.72%
East West Bancorp, Inc.                                   13,000         479,960
PrivateBankcorp, Inc. (a)                                 11,800         370,638
Wells Fargo Company                                      123,500       7,385,300
                                                                   -------------
                                                                       8,235,898
BIOTECHNOLOGY - 0.99%
Biogen Idec, Inc. *                                       84,300       2,909,193
Serologicals Corp. * (a)                                  74,300       1,815,892
                                                                   -------------
                                                                       4,725,085

BROADCASTING - 0.58%
Radio One, Inc., Class D * (a)                           152,700       2,252,325
XM Satellite Radio
    Holdings, Inc., Class A * (a)                         17,200         541,800
                                                                   -------------
                                                                       2,794,125
BUSINESS SERVICES - 6.57%
Affiliated Computer Services, Inc., Class A *             44,200       2,353,208
Automatic Data Processing, Inc.                           10,900         489,955
Bright Horizons Family Solutions, Inc. * (a)              31,600       1,066,184
Charles River Associates, Inc. * (a)                       6,500         320,775
ChoicePoint, Inc. *                                        7,000         280,770
Dun & Bradstreet Corp. *                                  34,600       2,126,170
Fluor Corp.                                               67,600       3,747,068
Heidrick & Struggles International, Inc. * (a)            98,000       3,603,460
Jacobs Engineering Group, Inc. *                          60,500       3,141,160
Korn/Ferry International * (a)                           224,300       4,268,429
Navigant Consulting Company *                             38,100       1,037,463
Robert Half International, Inc.                           87,400       2,356,304
Scansource, Inc. *                                        27,900       1,446,057
Sotheby's Holdings, Inc., Class A *                      309,700       5,252,512
                                                                   -------------
                                                                      31,489,515
CABLE AND TELEVISION - 0.19%
LodgeNet Entertainment Corp. * (a)                        48,000         904,320

CELLULAR COMMUNICATIONS - 3.21%
America Movil S.A. de C.V., Series L, ADR                 50,100       2,585,160
Vodafone Group PLC, ADR                                  481,600      12,791,296
                                                                   -------------
                                                                      15,376,456
CHEMICALS - 1.09%
Ashland, Inc.                                             40,400       2,725,788
Crompton Corp. (a)                                        65,000         949,000
Praxair, Inc.                                             32,400       1,550,664
                                                                   -------------
                                                                       5,225,452
COAL - 2.06%
Arch Coal, Inc. (a)                                      102,400       4,404,224
CONSOL Energy, Inc.                                       11,400         536,028
Massey Energy Company (a)                                123,100       4,928,924
                                                                   -------------
                                                                       9,869,176
COMPUTERS & BUSINESS EQUIPMENT - 6.02%
Dell, Inc. *                                             109,600       4,210,832
Kronos, Inc. *                                            70,700       3,613,477
Seagate Technology, Inc. *                             1,076,200      21,039,710
                                                                   -------------
                                                                      28,864,019
CONSTRUCTION MATERIALS - 1.37%
Florida Rock Industries, Inc. (a)                         24,200       1,423,444
Lafarge Corp.                                             40,700       2,378,915
Vulcan Materials Company                                  48,800       2,773,304
                                                                   -------------
                                                                       6,575,663
COSMETICS & TOILETRIES - 0.74%
Colgate-Palmolive Company                                 29,300       1,528,581
Estee Lauder Companies, Inc., Class A                     45,100       2,028,598
                                                                   -------------
                                                                       3,557,179

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)


                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ---------         -----------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES - 0.52%
Universal Technical Institute,
Inc. * (a)                                           67,200          $ 2,472,960

ELECTRICAL EQUIPMENT - 1.93%
Cooper Industries, Ltd., Class A                      7,100              507,792
General Electric Company                            242,000            8,726,520
                                                                     -----------
                                                                       9,234,312
ELECTRONICS - 0.49%
AU Optronics Corp. ADR (a)                          160,600            2,354,396

FINANCIAL SERVICES - 0.10%
Franklin Resources, Inc.                              6,900              473,685

FURNITURE & FIXTURES - 0.22%
Steelcase, Inc. (a)                                  75,000            1,035,000

HEALTHCARE PRODUCTS - 5.00%
Advanced Medical Optics, Inc. * (a)                  68,200            2,469,522
Alcon, Inc.                                           3,200              285,728
Animas Corp. * (a)                                   24,700              499,187
Becton, Dickinson & Company                          32,100            1,875,282
DENTSPLY International, Inc.                         28,400            1,545,244
Foxhollow Technologies, Inc. * (a)                   36,400            1,026,480
Henry Schein, Inc. *                                182,600            6,544,384
Kinetic Concepts, Inc. *                             32,600            1,944,590
Medtronic, Inc.                                      23,700            1,207,515
St. Jude Medical, Inc. *                             66,300            2,386,800
The Cooper Companies, Inc. (a)                       57,018            4,156,612
                                                                     -----------
                                                                      23,941,344
HEALTHCARE SERVICES - 1.82%
Covance, Inc. *                                      11,800              561,798
UnitedHealth Group, Inc.                             85,400            8,145,452
                                                                     -----------
                                                                       8,707,250
HOMCBUILDERS - 0.52%
Walter Industries, Inc. (a)                          58,800            2,501,940

HOTELS & RESTAURANTS - 3.85%
Kerzner International, Ltd. * (a)                   140,300            8,590,569
McDonald's Corp.                                    146,200            4,552,668
Starwood Hotels & Resorts Worldwide, Inc.            88,600            5,318,658
                                                                     -----------
                                                                      18,461,895
INDUSTRIAL MACHINERY - 1.40%
Bucyrus International, Inc.                          61,900            2,417,814
Caterpillar, Inc.                                    15,600            1,426,464
UNOVA, Inc. * (a)                                   138,800            2,866,220
                                                                     -----------
                                                                       6,710,498
INDUSTRIALS - 0.59%
Fastenal Company (a)                                 51,400            2,842,934

INSURANCE - 0.62%
AFLAC, Inc.                                          14,900              555,174
American International Group, Inc.                   43,700            2,421,417
                                                                     -----------
                                                                       2,976,591
INTERNATIONAL OIL - 1.01%
Nabors Industries, Ltd. *                            39,800            2,353,772
Weatherford International, Ltd.*                     42,900            2,485,626
                                                                     -----------
                                                                       4,839,398

INTERNET CONTENT - 1.23%
Yahoo!, Inc. *                                      173,900            5,895,210

INTERNET RETAIL - 0.62%
eBay, Inc. *                                         79,600            2,965,896

INTERNET SERVICE PROVIDER - 1.39%
Google, Inc., Class A *                              37,000            6,678,870

INTERNET SOFTWARE - 0.32%
Digital River, Inc. * (a)                            48,600            1,514,376

LEISURE TIME - 5.26%
Brunswick Corp.                                      99,800            4,675,630
Carnival Corp.                                      373,100           19,330,311
The9, Ltd. * (a)                                     71,200            1,222,504
                                                                     -----------
                                                                      25,228,445

MANUFACTURING - 1.13%
Hexcel Corp. *                                      201,200            3,120,612
Tyco International, Ltd.                             67,600            2,284,880
                                                                     -----------
                                                                       5,405,492

METAL & METAL PRODUCTS - 2.85%
Companhia Vale Do Rio Doce, ADR                     230,400            7,282,944
Grupo Mexico, SA *                                  275,600            1,448,547
Precision Castparts Corp.                            64,000            4,928,640
                                                                     -----------
                                                                      13,660,131

MINING - 4.82%
BHP Billiton Ltd. (a)                               261,700            7,322,366
Compass Minerals International, Inc.                 12,400              315,580
Joy Global, Inc.                                    238,750            8,370,575
Phelps Dodge Corp.                                   42,400            4,313,352
Potash Corp. of Saskatchewan, Inc.                   31,500            2,756,565
                                                                     -----------
                                                                      23,078,438

OFFICE FURNISHINGS & SUPPLIES - 1.92%
Herman Miller, Inc.                                 183,300            5,520,996
HNI Corp.                                            57,200            2,571,140
Knoll, Inc. (a)                                      66,600            1,110,888
                                                                     -----------
                                                                       9,203,024

PETROLEUM SERVICES - 2.60%
BJ Services Company                                  96,200            4,990,856
Halliburton Company                                  59,100            2,556,075
Valero Energy Corp.                                  66,900            4,901,763
                                                                     -----------
                                                                      12,448,694

PHARMACEUTICALS - 0.54%
Novo Nordisk A/S (a)
SciClone Pharmaceuticals, Inc. * (a)                 44,700            2,495,154
                                                     40,800              115,872
                                                                     -----------
                                                                       2,611,026

PLASTICS - 0.49%
Spartech Corp. (a)                                  118,900            2,360,165

PUBLISHING - 0.39%
McGraw-Hill Companies, Inc.                          21,700            1,893,325


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST(CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                  VALUE
                                                     -------------           -------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT - 0.51%
Norfolk Southern Corp.                               $      65,500           $   2,426,775

RETAIL TRADE - 4.51%
Chico's FAS, Inc. *                                         61,300               1,732,338
Childrens Place Retail Stores, Inc. *                       88,500               4,225,875
Cost Plus, Inc. * (a)                                       19,200                 516,096
CVS Corp.                                                   56,600               2,978,292
Hennes & Mauritz AB, Series B                               66,450               2,285,364
J.C. Penney Company, Inc.                                   50,300               2,611,576
MSC Industrial Direct Company, Inc., Class A                78,900               2,411,184
Regis Corp.                                                 12,500                 511,625
Ross Stores, Inc.                                           65,100               1,897,014
Walgreen Company                                            55,300               2,456,426
                                                                             -------------
                                                                                21,625,790
SEMICONDUCTORS - 3.56%
Applied Materials, Inc. *                                  147,700               2,400,125
Cymer, Inc. *                                               73,300               1,962,241
Intel Corp.                                                221,400               5,143,122
Maxim Integrated Products, Inc.                             60,700               2,480,809
Microchip Technology, Inc.                                  56,300               1,464,363
National Semiconductor Corp.                                23,600                 486,396
Silicon Laboratories, Inc. *                                38,400               1,140,864
Tessera Technologies, Inc. *                                12,200                 527,406
Xilinx, Inc.                                                49,200               1,438,116
                                                                             -------------
                                                                                17,043,442
SOFTWARE - 9.90%
Infosys Technologies, Ltd.                                 225,849              11,649,557
Microsoft Corp.                                            917,900              22,185,643
NAVTEQ Corp. *                                             101,400               4,395,690
Siebel Systems, Inc. *                                     811,300               7,407,169
Tradestation Group, Inc. * (a)                              14,200                  85,768
Websense, Inc. * (a)                                        32,400               1,743,120
                                                                             -------------
                                                                                47,466,947
STEEL - 0.30%
Carpenter Technology Corp.                                  24,600               1,461,486

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.01%
Comverse Technology, Inc. *                                123,000               3,102,060
Crown Castle International Corp. *                         153,100               2,458,786
QUALCOMM, Inc.                                             111,800               4,097,470
                                                                             -------------
                                                                                 9,658,316
TELEPHONE - 1.02%
Sprint Corp. (FON Group)                                   213,900               4,866,225

TRANSPORTATION - 0.10%
Alexander & Baldwin, Inc.                                   11,491                 473,429

TRAVEL SERVICES - 1.98%
American Express Company                                   184,300               9,467,491

TRUCKING & FREIGHT - 0.21%
Forward Air Corp.                                           23,700               1,009,146
                                                                             -------------
TOTAL COMMON STOCKS (Cost $411,006,367)                                      $ 465,370,694
                                                                             -------------
SHORT TERM INVESTMENTS - 11.54%
State Street Navigator Securities
 Lending Prime Portfolio (c)                         $  55,314,369           $  55,314,369
                                                                             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $55,314,369)                                                           $  55,314,369
                                                                             -------------
REPURCHASE AGREEMENTS - 2.91%
Repurchase Agreement with State
 Street Corp. dated 03/31/2005 at
 2.25% to be repurchased at
 $13,945,872 on 04/01/2005,
 collateralized by $10,165,000
 U.S. Treasury Bonds, 8.875% due
 08/15/2017 (valued at
 $14,229,475, including interest)(c)                 $  13,945,000           $  13,945,000
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,945,000)                                                           $  13,945,000
                                                                             -------------
TOTAL INVESTMENTS (STRATEGIC
OPPORTUNITIES TRUST)
 (COST $480,265,736) - 111.56%                                               $ 534,630,063
LIABILITIES IN EXCESS OF OTHER
 ASSETS - (11.56)%                                                             (55,408,109)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                   $ 479,221,954
                                                                             =============

FINANCIAL SERVICES TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                             ---------         -----------
COMMON STOCKS - 93.19%

BANKING - 15.81%
Commerce Bancorp, Inc. (a)                                    127,600          $ 4,143,172
Golden West Financial Corp.                                    86,200            5,215,100
Wells Fargo Company                                            84,400            5,047,120
                                                                               -----------
                                                                                14,405,392
BUSINESS SERVICES - 9.32%
Dun & Bradstreet Corp. *                                       69,300            4,258,485
Moody's Corp.                                                  52,300            4,228,978
                                                                               -----------
                                                                                 8,487,463
CONTAINERS & GLASS - 2.77%
Sealed Air Corp. *                                             48,500            2,519,090

FINANCIAL SERVICES - 16.83%
Citigroup, Inc.                                                96,000            4,314,240
H & R Block, Inc.                                              92,500            4,678,650
J.P. Morgan Chase & Company                                   123,288            4,265,765
Providian Financial Corp. *                                   120,900            2,074,644
                                                                               -----------
                                                                                15,333,299
HOLDINGS COMPANIES/CONGLOMERATES - 6.06%
Berkshire Hathaway, Inc., Class A *                                 6              522,000
Berkshire Hathaway, Inc., Class B *                             1,100            3,141,600
Loews Corp.                                                    25,300            1,860,562
                                                                               -----------
                                                                                 5,524,162
INSURANCE - 18.98%
American International Group, Inc.                             45,800            2,537,778
China Life Insurance Company, Ltd., ADR* (a)                   19,000              505,210
Cincinnati Financial Corp.                                     79,960            3,487,056

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FINANCIAL SERVICES TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT                 VALUE
                                                         ------------           ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Everest Re Group, Ltd.                                         25,400           $  2,161,794
FPIC Insurance Group, Inc. * (a)                               26,800                861,620
Markel Corp. *                                                  6,400              2,209,344
Progressive Corp.                                              21,000              1,926,960
Transatlantic Holdings, Inc. (a)                               54,437              3,604,818
                                                                                ------------
                                                                                  17,294,580
MANUFACTURING - 6.80%
Tyco International, Ltd.                                      183,400              6,198,920

TOBACCO - 5.13%
Altria Group, Inc.                                             71,500              4,675,385

TRAVEL SERVICES - 11.49%
American Express Company                                      203,700             10,464,069
                                                                                ------------
TOTAL COMMON STOCKS (Cost $64,794,057)                                          $ 84,902,360
                                                                                ------------
SHORT TERM INVESTMENTS - 16.16%
San Paolo US Financial
  2.77% due 04/04/2005                                   $  2,000,000           $  1,999,538
State Street Navigator Securities Lending
  Prime Portfolio (c)                                       9,265,207              9,265,207
UBS Finance Delaware, Inc.
  2.83% due 04/01/2005                                      3,458,000              3,458,000
                                                                                ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,722,745)                                                              $ 14,722,745
                                                                                ------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
  (COST $79,516,802) - 109.35%                                                  $ 99,625,105
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.35)%                                   (8,514,551)
                                                                                ------------
TOTAL NET ASSETS - 100.00%                                                      $ 91,110,554
                                                                                ============

INTERNATIONAL STOCK TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT               VALUE
                                                            ----------          ------------
COMMON STOCKS - 96.23%

AUSTRALIA - 0.94%
Macquarie Bank, Ltd.                                           165,910          $  6,157,778

CHINA - 1.64%
PetroChina Company, Ltd., Class H (a)                       17,292,233            10,753,256

DENMARK - 0.33%
A P Moller-Maersk A/S *                                            232             2,160,393

FINLAND - 2.80%
Fortum Corp. * (a)                                             497,000             9,680,157
Nokia (AB) Oyj (a)                                             559,860             8,682,938
                                                                                ------------
                                                                                  18,363,095

FRANCE - 10.96%
Christian Dior SA * (a)                                        123,865             9,034,980
European Aeronautic Defence & Space
  Company (a)                                                  419,381            12,540,768
Schneider Electric SA * (a)                                    172,230            13,500,852
Total SA (a)                                                   101,433            23,741,740
Vinci SA * (a)                                                  90,760            13,087,459
                                                                                ------------
                                                                                  71,905,799
GERMANY - 8.19%
Adidas-Salomon AG (a)                                           43,550             6,913,478
Allianz AG *(a)                                                 95,100            12,079,279
E.ON AG *(a)                                                   157,320            13,503,066
Hypo Real Estate Holding AG                                    167,300             6,974,820
Metro AG * (a)                                                 265,260            14,244,036
                                                                                ------------
                                                                                  53,714,679
GREECE - 2.26%
Alpha Bank *                                                   441,250            14,865,514

HONG KONG - 2.82%
Esprit Holdings, Ltd.                                        1,804,610            12,321,119
Swire Pacific, Ltd., Class A *                                 783,275             6,201,523
                                                                                ------------
                                                                                  18,522,642
INDIA - 0.78%
State Bank of India                                            131,666             5,128,391

IRELAND - 5.18%
Allied Irish Banks PLC - Dublin                                457,538             9,581,991
Allied Irish Banks                                             149,532             3,131,575
Anglo Irish Bank Corp. PLC                                     245,300             6,139,188
CRH PLC - London                                               460,207            12,096,592
CRH PLC                                                        115,340             3,024,246
                                                                                ------------
                                                                                  33,973,592
ITALY - 4.74%
Banca Intesa SPA                                             2,605,350            13,243,666
Eni SpA * (a)                                                  688,865            17,892,504
                                                                                ------------
                                                                                  31,136,170
JAPAN - 16.90%
Canon, Inc.                                                    276,230            14,812,987
Credit Saison Company, Ltd. (a)                                354,340            12,755,909
Daito Trust Construction Company (a)                           318,890            13,383,120
KDDI Corp. (a)                                                   1,112             5,506,850
Kirin Brewery Company, Ltd.                                  1,337,780            13,037,818
Mitsubishi Corp. (a)                                         1,088,320            14,098,172
Mizuho Financial Group, Inc.                                     2,607            12,326,873
SMC Corp.                                                      108,630            12,288,943
Toyota Motor Corp. (a)                                         340,820            12,682,414
                                                                                ------------
                                                                                 110,893,086
NETHERLANDS - 5.14%
ING Groep NV                                                   706,082            21,333,746
TNT Post Group NV *                                            436,721            12,430,674
                                                                                ------------
                                                                                  33,764,420
RUSSIA - 1.84%
OAO Gazprom-ADR (a)                                             22,000               741,400
OAO Gazprom-London, ADR (a)                                    335,900            11,319,830
                                                                                ------------
                                                                                  12,061,230
SINGAPORE - 1.44%
DBS Group Holdings, Ltd.                                     1,047,146             9,450,318

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT                  VALUE
                                                                -------------           -------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA - 4.38%
Posco-ADR                                                             214,310           $  10,578,342
Samsung Electronics Company, Ltd., GDR                                 22,380               5,539,050
Samsung Electronics Company, Ltd.-London, GDR                          50,950              12,610,125
                                                                                        -------------
                                                                                           28,727,517
SPAIN - 4.73%
Indra Sistemas SA (a)                                                 765,570              13,739,694
Telefonica SA * (a)                                                   991,606              17,282,019
                                                                                        -------------
                                                                                           31,021,713
SWITZERLAND - 7.20%
Nestle SA                                                              43,220              11,830,820
Roche Holdings AG-Genusschein                                         159,590              17,113,708
UBS AG - CHF (a)                                                      216,410              18,283,070
                                                                                        -------------
                                                                                           47,227,598
UNITED KINGDOM - 13.96%
BHP Billiton PLC                                                      524,310               7,040,031
E D & F Manitoba Treasury Management                                  365,400               9,481,391
GlaxoSmithKline PLC                                                   699,800              16,030,665
HSBC Holdings PLC                                                     657,141              10,387,256
Royal Bank of Scotland Group PLC                                      188,383               5,991,018
Scottish and Southern Energy PLC                                      193,760               3,225,546
Smith & Nephew PLC                                                  1,266,128              11,895,632
Vodafone Group PLC                                                  6,083,894              16,142,648
WPP Group PLC                                                       1,001,610              11,396,527
                                                                                        -------------
                                                                                           91,590,714
                                                                                        -------------
TOTAL COMMON STOCKS (Cost $514,790,483)                                                 $ 631,417,905
                                                                                        -------------
SHORT TERM INVESTMENTS - 24.48%
State Street Navigator Securities Lending Prime
 Portfolio (c)                                                  $ 160,625,214           $ 160,625,214
                                                                                        -------------
TOTAL SHORT TERM INVESTMENTS (Cost $160,625,214)                                        $ 160,625,214
                                                                                        -------------
REPURCHASE AGREEMENTS - 1.48%
Repurchase Agreement with State Street Corp. dated
 03/31/2005 at 1.25% to be repurchased at $9,698,337 on
 04/01/2005, collateralized by $7,300,000 U.S. Treasury
 Bonds, 7.625% due 02/15/2025 (valued at $9,896,420,
 including interest) (c)                                        $   9,698,000           $   9,698,000
                                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (Cost $9,698,000)                                           $   9,698,000
                                                                                        -------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST) (COST
 $685,113,697) - 122.19%                                                                $ 801,741,119
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.19)%                                         (145,616,546)
                                                                                        -------------
TOTAL NET ASSETS - 100.00%                                                              $ 656,124,573
                                                                                        =============

The Trust had the following five top industry concentrations as of March 31,2005 (as a percentage of total net assets):

Banking                         14.02%
Financial Services               6.85%
Retail Trade                     6.20%
Petroleum Services               5.09%
Insurance                        5.09%

OVERSEAS TRUST

                                                                       SHARES OR
                                                                       PRINCIPAL
                                                                         AMOUNT             VALUE
                                                                       ---------          -----------
COMMON STOCKS - 94.48%

BELGIUM - 0.36%
Fortis Group SA (a)                                                      105,300          $ 3,001,319

BERMUDA - 0.04%
People's Food Holdings, Ltd.                                             414,000              303,416

BRAZIL - 0.41%
Aracruz Celulose SA, ADR * (a)                                            97,000            3,472,600

CANADA - 2.47%
Alcan Aluminum, Ltd. (a)                                                  55,200            2,099,120
EnCana Corp. - USD                                                        37,000            2,605,540
EnCana Corp.- CAD (a)                                                     62,200            4,392,796
Inmet Mining Corp *                                                       88,000            1,342,206
Research In Motion, Ltd. *                                                78,900            6,029,538
Talisman Energy, Inc.- CAD (a)                                           120,100            4,109,403
Tembec, Inc. * (a)                                                        29,300              140,487
                                                                                          -----------
                                                                                           20,719,090

CAYMAN ISLANDS - 0.31%
ASM Pacific Technology, Ltd. (a)                                         607,500            2,624,964

CHINA - 0.08%
BYD Company, Ltd., H Shares (a)                                          228,000              669,449

DENMARK - 0.45%
Novo Nordisk A/S, Class B                                                  3,300              183,804
Novo Nordisk A/S (a)                                                      64,900            3,614,812
                                                                                          -----------
                                                                                            3,798,616

FINLAND - 3.40%
Nokia (AB) Oyj (a)                                                     1,840,250           28,540,664

FRANCE - 11.40%
Accor SA * (a)                                                           113,820            5,573,226
Alcatel SA, ADR * (a)                                                    568,600            6,863,002
AXA * (a)                                                                239,700            6,387,574
BNP Paribas SA (a)                                                        65,247            4,623,882
Dassault Systemes SA (a)                                                  39,717            1,874,709
European Aeronautic Defence & Space
 Company (a)                                                             118,900            3,555,472
France Telecom SA * (a)                                                  105,906            3,172,405
Lagardere S.C.A. * (a)                                                    27,500            2,082,580
L'Oreal SA * (a)                                                          26,367            2,111,318
Pernod-Ricard SA * (a)                                                    24,600            3,435,634
Sanofi-Synthelabo SA (a)                                                 174,800            7,401,032
Thomson SA (a)                                                           164,600            4,439,655
Total SA (a)                                                             157,028           36,754,488
Vivendi Universal, ADR                                                   239,600            7,331,760
                                                                                          -----------
                                                                                           95,606,737

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                     AMOUNT            VALUE
                                                                  -----------      -------------
COMMON STOCKS (CONTINUED)

GERMANY - 8.38%
Allianz AG*(a)                                                        261,850      $  33,259,299
BASF AG * (a)                                                         100,734          7,143,977
Deutsche Boerse AG * (a)                                               41,507          3,121,802
Deutsche Telekom AG (a)                                               539,700         10,772,412
E.ON AG *(a)                                                           31,336          2,689,627
Epcos AG * (a)                                                        179,700          2,484,056
Infineon Technologies AG, ADR * (a)                                   588,000          5,615,400
SAP AG, ADR                                                           129,000          5,170,320
                                                                                   -------------
                                                                                      70,256,893

HONG KONG - 1.84%
Esprit Holdings, Ltd.                                                 283,500          1,935,619
Global Bio-Chem Technology Group Company (a)                        2,330,000          1,463,859
Hong Kong Exchange & Clearing, Ltd.                                   714,000          1,849,255
Hutchison Whampoa, Ltd.                                               161,200          1,369,298
Techtronic Industries Company, Ltd. (a)                             2,207,500          4,868,288
Television Broadcast, Ltd.                                            450,000          2,267,526
Wharf Holdings, Ltd.                                                  527,000          1,665,615
                                                                                   -------------
                                                                                      15,419,460

INDIA - 2.60%
Cipla, Ltd.                                                           399,520          2,331,067
HDFC Bank, Ltd.                                                        58,405            727,889
Housing Development Finance Corp., Ltd.                               373,623          6,216,498
Infosys Technologies, Ltd.                                            118,772          6,126,399
Reliance Industries, Inc.                                             130,400          1,630,224
Satyam Computer Services, Ltd.                                        426,340          3,988,090
State Bank Of India                                                    52,900            795,802
                                                                                   -------------
                                                                                      21,815,969

ITALY - 0.94%
Eni SpA * (a)                                                         302,562          7,858,713

JAPAN - 19.48%
Advantest Corp. (a)                                                    76,200          5,841,585
AEON Company, Ltd.                                                    310,100          5,237,501
Canon, Inc.                                                            74,700          4,005,829
Daiwa Securities Group, Inc. (a)                                    1,235,000          8,131,592
Fast Retailing Company                                                 44,500          2,693,448
Honda Motor Company, Ltd. (a)                                          87,100          4,362,108
Ito-Yokado Company, Ltd.                                              111,900          4,466,608
Jafco Company, Ltd. * (a)                                              83,600          5,247,172
Matsui Securities Company, Ltd. (a)                                    25,400            338,272
Matsui Securities Company, Ltd. *                                      50,800            676,544
Millea Holdings, Inc. (a)                                                 125          1,818,606
Mitsui & Company, Ltd. (a)                                            244,000          2,250,557
Mizuho Financial Group, Inc.                                            2,112          9,986,328
Murata Manufacturing Company, Ltd.                                     97,300          5,217,766
Nikko Cordial Corp. (a)                                             2,789,000         13,941,749
Nitto Denko Corp.                                                      87,600          4,591,392
Nomura Securities Company, Ltd. (a)                                 1,062,400         14,862,206
Oracle Corp. (a)                                                       34,000          1,572,768
Orix Corp.                                                             31,300          3,990,403
Ricoh Company, Ltd.                                                   261,000          4,478,806
Rohm Company, Ltd.                                                     47,600          4,594,637
SOFTBANK Corp. * (a)                                                  124,400          5,127,983
Sompo Japan Insurance, Inc.                                           262,000          2,734,232
Sumitomo Mitsui Financial Group, Inc. (a)                               2,311         15,647,340
T&D Holdings, Inc. (a)                                                 36,950          1,878,083
TDK Corp.                                                              45,400          3,107,820
Tokyo Electron, Ltd.                                                  221,500         12,621,730
Toyota Motor Corp.                                                    248,900          9,261,935
Yahoo Japan Corp. *                                                       979          2,291,714
Yahoo Japan Corp. (a)                                                     979          2,291,714
                                                                                   -------------
                                                                                     163,268,428

NETHERLANDS - 6.16%
Aegon NV                                                              476,400          6,431,001
ASML Holding NV * (a)                                               1,786,333         30,183,035
ING Groep NV                                                          317,828          9,602,938
VNU NV(a)                                                             184,722          5,389,608
                                                                                   -------------
                                                                                      51,606,582
PHILIPPINES - 0.26%
Philippine Long Distance
  Telephone Company, ADR * (a)                                         87,200          2,198,312

SINGAPORE - 0.40%
ST Assembly Test Services, Ltd. *                                   5,220,000          3,351,423

SOUTH KOREA - 4.14%
Honam Petrochemical Corp.                                              61,890          3,169,158
Hyundai Motor Company                                                  39,013          2,112,964
Kookmin Bank                                                          174,800          7,806,184
LG Electronics, Inc.                                                  124,050          8,318,863
LG Petrochemical Company, Ltd.                                         56,940          1,483,075
Samsung Electro-Mechanics Company                                      59,140          1,461,757
Samsung Electronics Company                                             7,425          3,670,458
Shinhan Financial Group Company, Ltd.                                 179,630          4,811,360
Shinsegae Company, Ltd.                                                 5,980          1,846,115
                                                                                   -------------
                                                                                      34,679,934

SPAIN - 2.17%
Banco Bilbao Vizcaya Argentaria SA * (a)                              288,800          4,703,736
Banco Santander Central, Hispano SA (a)                               407,848          4,966,152
Telefonica SA *                                                       487,965          8,504,406
                                                                                   -------------
                                                                                      18,174,294


SWEDEN - 0.50%
Telefonaktiebolaget LM Ericsson, ADR (a)                              149,400          4,213,080

SWITZERLAND - 10.00%
ABB, Ltd. *                                                           871,390          5,415,665
Actelion, Ltd. * (a)                                                   29,332          2,968,776
Compagnie Financiere Richemont AG                                     105,292          3,307,164
Credit Suisse Group * (a)                                             457,636         19,656,720
Nestle SA                                                              23,980          6,564,161
Novartis AG                                                           272,891         12,737,196
Phonak Holding AG (a)                                                  89,749          3,092,981
Roche Holdings AG-Genusschein                                          88,185          9,456,560
Societe Generale de Surveillance
  Holding SA (a)                                                        1,426          1,028,199

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------    --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
UBS AG - CHF                                                       232,563    $   19,647,732
                                                                              --------------
                                                                                  83,875,154
TAIWAN - 5.34%
Acer Sertek, Inc.                                                2,446,000         3,842,982
Advanced Semiconductor Engineering, Inc.                         4,459,000         3,290,540
Hon Hai Precision Industry Company, Ltd.                           742,339         3,298,656
Siliconware Precision Industries Company                         3,956,000         3,434,159
Sunplus Technology Company, Ltd. *                               1,598,000         2,399,079
Taiwan Semiconductor
  Manufacturing Company, Ltd.                                    4,554,000         7,444,011
United Microelectronics Corp., ADR * * (a)                         973,400         3,280,358
United Microelectronics Corp. *                                 23,861,360        14,427,693
Yageo Corp. *                                                    9,277,000         3,327,306
                                                                              --------------
                                                                                  44,744,784
UNITED KINGDOM - 11.21%
3i Group PLC                                                       231,390         2,934,320
AstraZeneca Group PLC                                              167,700         6,606,390
BHP Billiton PLC                                                   346,997         4,659,208
BP PLC                                                           2,112,964        21,886,965
British Sky Broadcasting Group PLC                                 209,200         2,293,405
E D & F Manitoba Treasury Management                               206,162         5,349,487
HSBC Holdings PLC                                                  567,157         8,964,902
ITV PLC                                                          1,497,802         3,606,462
Reckitt & Colman                                                   111,900         3,554,454
Rio Tinto PLC                                                      268,398         8,672,536
Tesco PLC                                                          277,207         1,656,894
Vodafone Group PLC                                               8,017,425        21,272,966
Xstrata PLC                                                        131,400         2,506,303
                                                                              --------------
                                                                                  93,964,292
UNITED STATES - 2.14%
Freeport-McMoran Copper & Gold, Inc., Class B                      115,100         4,559,111
Honeywell International, Inc.                                      100,500         3,739,605
Synthes, Inc.                                                       26,268         2,922,329
Telewest Global, Inc. * (a)                                        184,097         3,275,085
Votorantim Celulose e Papel SA-Sponsored
  ADR (a)                                                          263,000         3,419,000
                                                                              --------------
                                                                                  17,915,130
                                                                              --------------
TOTAL COMMON STOCKS (Cost $717,284,483)                                       $  792,079,303
                                                                              --------------
PREFERRED STOCKS - 0.34%

BRAZIL -0.34%
Usinas Siderurgicas de Minas Gerais SA                             130,400         2,810,872
                                                              ------------    --------------
TOTAL PREFERRED STOCKS (Cost $2,150,593)                                      $    2,810,872
                                                                              --------------
WARRANTS - 0.00%

HONG KONG - 0.00%
Global Bio-Chemical
  (Expiration date 05/31/2007; strike
  price $9.80 HKD) *                                               124,250             4,142
                                                              ------------    --------------
TOTAL WARRANTS (Cost $0)                                                      $        4,142
                                                                              --------------

SHORT TERM INVESTMENTS - 25.63%
State Street Navigator Securities
Lending Prime Portfolio (c)                                   $214,887,882    $  214,887,882
                                                              ------------    --------------
TOTAL SHORT TERM INVESTMENTS (Cost $214,887,882)                              $  214,887,882
                                                                              --------------
REPURCHASE AGREEMENTS - 3.66%
Repurchase Agreement with State Street Corp.
  dated 03/31/2005 at 2.25% to be repurchased at
  $30,696,918 on 04/01/2005, collateralized by
  $23,165,000 U.S. Treasury Bonds, 7.625% due
  11/15/2022 (valued at $31,313,775, including
  interest) (c)                                               $ 30,695,000    $   30,695,000
                                                              ------------    --------------
TOTAL REPURCHASE AGREEMENTS (Cost $30,695,000)                                $   30,695,000
                                                                              --------------
TOTAL INVESTMENTS (OVERSEAS TRUST)
  (COST $965,017,958) - 124.11%                                               $1,040,477,199
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.11)%                                (202,153,472)
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                    $  838,323,727
                                                                              ==============

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Financial Services                                                   13.40%
Semiconductors                                                       10.63%
Insurance                                                             7.41%
Banking                                                               7.39%
Telecommunications Equipment & Services                               7.04%

INTERNATIONAL SMALL CAP TRUST

                                                               SHARES OR
                                                               PRINCIPAL
                                                                AMOUNT             VALUE
                                                              ------------      ------------
COMMON STOCKS - 91.11%

AUSTRALIA - 4.80%
APN News & Media (a)                                               691,754      $  2,726,219
Billabong International, Ltd. (a)                                  469,963         4,830,079
Downer EDI Ltd.                                                  1,603,000         6,453,720
Iluka Resources, Ltd. (a)                                        2,063,085         9,055,331
John Fairfax Holdings, Ltd.                                        863,300         2,788,540
                                                                                ------------
                                                                                  25,853,889
BELGIUM - 1.00%
Barco NV (a)                                                        66,535         5,409,707

BERMUDA - 3.36%
Axis Capital Holdings, Ltd.                                         62,600         1,692,704
Moulin International Holding (a)                                13,872,000         9,871,411
Ngai Lik Industrial Holding, Ltd. (a)                           23,576,558         6,423,718
People's Food Holdings, Ltd.                                       175,000           128,256
                                                                                ------------
                                                                                  18,116,089
CANADA - 9.45%
CAE, Inc.                                                        2,167,800        10,716,690
Domtar, Inc.                                                        68,300           580,436

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------    --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
GSI Lumonics, Inc. *                                               646,300    $    5,813,040
Laurentian Bank of Canada                                          267,300         5,811,590
Legacy Hotels Real Estate Investment, REIT                       1,211,850         6,932,585
Linamar Corp.                                                      281,275         3,046,090
North West Company                                                 415,825        10,570,511
Quebecor World, Inc.                                               246,850         5,785,308
Transcontinental, Inc., Class A                                     56,200         1,199,590
Transcontinental, Inc., Class B                                     21,800           461,717
                                                                              --------------
                                                                                  50,917,557
CHINA - 0.92%
China Pharmaceutical Group, Ltd. *                              19,250,000         4,936,372

DENMARK - 3.35%
ISS A/S * (a)                                                       65,800         5,348,523
Vestas Wind Systems A/S * (a)                                      878,799        12,695,760
                                                                              --------------
                                                                                  18,044,283
FINLAND - 4.88%
Amer Group, Ltd. (a)                                               357,300         6,417,101
Huhtamaki Oyj * (a)                                                288,400         4,585,026
KCI Konecranes Oyj (a)                                              50,500         2,086,379
Metso Oyj * (a)                                                    432,600         7,752,658
Orion Oyj, Series B (a)                                            356,420         5,463,055
                                                                              --------------
                                                                                  26,304,219
GERMANY - 2.15%
Jenoptik AG * (a)                                                  768,457         8,450,288
Vossloh AG (a)                                                      61,065         3,115,177
                                                                              --------------
                                                                                  11,565,465
HONG KONG - 9.18%
Asia Satellite Telecom Holdings                                    661,000         1,262,801
China Oilfield Services Ltd., H shares (a)                      12,848,000         4,447,812
China Resource Power Holdings                                    9,104,000         4,289,797
Dah Sing Financial Group (a)                                       463,200         2,945,760
Fountain Set Holdings, Ltd. (a)                                  7,876,000         4,973,466
Giordano International, Ltd.                                     6,512,000         4,466,994
Hang Lung Group, Ltd.                                              787,000         1,377,383
Hopewell Holdings, Ltd. (a)                                      1,491,000         3,517,569
Hung Hing Printing                                               1,638,000         1,186,614
Lerado Group Holdings                                           17,418,000         2,679,950
TCL Communication Technology Holdings
  Ltd. * (a)                                                     9,533,600           733,424
TCL International Holdings, Ltd. (a)                            23,006,000         5,781,551
Techtronic Industries Company, Ltd.                              1,176,000         2,593,480
Texwinca Holdings, Ltd. (a)                                      4,470,000         3,582,075
Travelsky Technology Ltd. (a)                                    2,724,000         2,252,755
Weiqiao Textile Company, Ltd. (a)                                2,355,500         3,367,481
                                                                              --------------
                                                                                  49,458,912
INDIA - 0.35%
Satyam Computer Services, Ltd., ADR (a)                             80,500         1,880,480

INDONESIA - 0.38%
PT Indonesian Satellite Corp.                                    4,002,500         2,060,421

ISRAEL - 1.33%
Orbotech, Ltd. *                                                   327,910         7,181,229

JAPAN - 4.92%
Japan Airport Terminal Company, Ltd.                               398,000         3,990,208
Meitec Corp. (a)                                                   207,700         7,244,560
Sohgo Security Services Company, Ltd. (a)                          610,100         8,779,522
Tokyo Individualized Educational Institute,
  Inc. (a)                                                         660,180         6,464,808
                                                                              --------------
                                                                                  26,479,098
LUXEMBOURG - 0.98%
Thiel Logistik AG * (a)                                            932,397         5,295,794

MEXICO - 0.01%
Grupo Continental SA                                                42,882            74,809

NETHERLANDS - 10.05%
Aalberts Industries NV *                                           159,036         8,218,259
Arcadis NV (a)                                                      20,150           411,540
Draka Holdings (a)                                                 581,243         8,366,365
IHC Caland NV                                                       87,775         5,577,287
Internatio Muller * (a)                                            273,831         8,948,273
Oce-Van Der Grinten * (a)                                          287,300         4,593,617
OPG Groep NV                                                       165,384        10,572,957
Vedior NV*                                                         417,430         7,426,665
                                                                              --------------
                                                                                  54,114,963
NORWAY - 1.63%
Prosafe ASA (a)                                                    280,700         8,801,591

SINGAPORE - 2.36%
Huan Hsin Holdings Ltd.                                          1,646,000           887,305
Osim International                                               8,641,400         5,286,380
Want Want Holdings                                               7,037,000         6,544,410
                                                                              --------------
                                                                                  12,718,095
SOUTH KOREA - 5.91%
Daeduck Electronics Company, Ltd.                                  417,820         3,410,859
Daegu Bank                                                         901,580         6,649,763
Halla Climate Control                                              819,800         7,176,782
Hansol Paper Company                                               589,500         6,704,801
Pusan Bank                                                         994,890         7,876,825
                                                                              --------------
                                                                                  31,819,030
SPAIN - 3.33%
Sol Melia SA * (a)                                                 874,580        10,388,458
Transportes Azkar (a)                                              872,988         7,528,110
                                                                              --------------
                                                                                  17,916,568
SWEDEN - 2.92%
D. Carnegie & Company AB (a)                                       539,300         6,144,412
Kungsleden (a)                                                     129,200         5,869,777
Obsever AB (a)                                                     776,990         3,683,954
                                                                              --------------
                                                                                  15,698,143
SWITZERLAND - 2.80%
Gurit Heberlein                                                      5,848         4,365,822
Kuoni Reisen Holding AG * (a)                                        6,710         2,969,126
Sig Holding AG (a)                                                  20,750         4,443,329

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------    --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Vontobel Holdings AG (a)                                           131,725    $    3,277,975
                                                                              --------------
                                                                                  15,056,252

TAIWAN - 6.90%
Acbel Polytech, Inc.                                             5,373,000         5,568,097
D-Link Corp.                                                     8,179,000        10,176,373
Fu Sheng Industrial Company Ltd.                                 5,280,000         7,181,108
Giant Manufacturing                                              1,265,000         2,128,007
KYE System Corp.                                                 4,630,000         3,571,034
Taiwan Fu Hsing                                                  4,252,000         4,871,999
Taiwan Green Point Enterprises                                     915,000         3,659,303
                                                                              --------------
                                                                                  37,155,921

THAILAND - 0.64%
Bec World PCL-Foreign                                            3,638,200         1,367,115
Krung Thai Bank PLC                                             10,153,600         2,076,401
                                                                              --------------
                                                                                   3,443,516

UNITED KINGDOM - 6.71%
Avis Europe PLC *                                                4,265,185         5,155,071
Bodycote International                                           2,229,875         7,285,233
DS Smith PLC                                                     2,498,000         7,430,017
Game Group PLC                                                      68,000           114,292
Homeserve PLC                                                      275,440         4,642,501
John Wood Group PLC                                              2,950,730         8,442,264
Yule Catto + Company PLC                                           590,788         3,057,025
                                                                              --------------
                                                                                  36,126,403

UNITED STATES - 0.80%
Steiner Leisure, Ltd. *                                            131,100         4,285,659
                                                              ------------    --------------
TOTAL COMMON STOCKS (Cost $376,928,967)                                       $  490,714,465
                                                                              --------------
PREFERRED STOCKS - 0.76%

GERMANY - 0.76%
Hugo Boss AG * (a)                                                 131,200         4,079,802
                                                              ------------    --------------
TOTAL PREFERRED STOCKS (Cost $1,869,866)                                      $    4,079,802
                                                                              --------------
SHORT TERM INVESTMENTS - 22.90%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                 $123,353,667    $  123,353,667
                                                              ------------    --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $123,353,667)                                                           $  123,353,667
                                                                              --------------

REPURCHASE AGREEMENTS - 8.38%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $45,163,568 on
  04/01/2005, collateralized by
  $33,980,000 U.S. Treasury Bonds,
  7.625% due 02/15/2025 (valued at
  $46,065,803, including interest) (c)                        $ 45,162,000    $   45,162,000
                                                              ------------    --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $45,162,000)                                                            $   45,162,000
                                                                              --------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP TRUST)
  (COST $547,314,500) - 123.15%                                               $  663,309,934
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.15)%                                (124,685,822)
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                    $  538,624,112
                                                                              ==============

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Computers & Business Equipment                                        6.10%
Business Services                                                     6.07%
Electrical Equipment                                                  5.68%
Electronics                                                           5.56%
Apparel & Textiles                                                    4.70%

INTERNATIONAL VALUE TRUST

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------    --------------
COMMON STOCKS - 93.98%

AUSTRALIA - 3.64%
Iluka Resources, Ltd. (a)                                        2,632,220    $   11,553,389
National Australia Bank, Ltd. (a)                                  522,500        11,446,645
Qantas Airways, Ltd., ADR                                        3,500,700         9,603,336
                                                                              --------------
                                                                                  32,603,370

BERMUDA - 0.76%
ACE, Ltd. (a)                                                      164,500         6,788,915

BRAZIL - 0.57%
Empresa Brasileira de Aeronautica SA, ADR (a)                      164,900         5,161,370

CANADA - 2.44%
Barrick Gold Corp. (a)                                             641,500        15,379,242
BCE, Inc. (a)                                                      227,000         5,676,642
Domtar, Inc.                                                        95,700           813,290
                                                                              --------------
                                                                                  21,869,174

CAYMAN ISLANDS - 0.90%
XL Capital, Ltd., Class A                                          111,600         8,076,492

CHINA - 0.48%
China Telecom Corp., Ltd.                                       12,364,000         4,319,890

DENMARK - 3.12%
ISS A/S * (a)                                                      105,510         8,576,332
Vestas Wind Systems A/S * (a)                                    1,342,030        19,387,927
                                                                              --------------
                                                                                  27,964,259

FINLAND - 3.92%
Metso Oyj * (a)                                                    741,500        13,288,479
Stora Enso Oyj-R Shares (a)                                        855,590        12,015,732
UPM-Kymmene Oyj * (a)                                              445,600         9,880,919
                                                                              --------------
                                                                                  35,185,130

FRANCE - 5.33%
AXA * (a)                                                          489,717        13,050,077
Sanofi-Synthelabo SA (a)                                           193,296        16,305,204
Suez SA (a)                                                        292,200         7,866,176
Total SA (a)                                                        44,964        10,524,421
                                                                              --------------
                                                                                  47,745,878

GERMANY - 3.35%
Bayer AG * (a)                                                     269,540         8,902,423
Deutsche Post AG *                                                 582,530        14,224,096

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------   ------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
E.ON AG * (a)                                            80,000   $  6,866,548
                                                                  ------------
                                                                    29,993,067

HONG KONG - 3.36%
Bank of East Asia                                     1,283,400      3,694,244
Cheung Kong Holdings, Ltd.                            1,415,000     12,518,511
China Mobile Hong Kong, Ltd., ADR (a)                   300,600      4,932,846
Hutchison Whampoa, Ltd. (a)                           1,056,000      8,970,093
                                                                  ------------
                                                                    30,115,694

ISRAEL - 0.80%
Check Point Software Technologies, Ltd. *               328,300      7,137,242

ITALY - 1.55%
Eni SpA * (a)                                           534,750     13,889,538

JAPAN - 7.59%
Hitachi, Ltd. (a)                                     1,561,000      9,695,743
KDDI Corp. (a)                                            1,751      8,671,308
NEC Corp.                                               492,000      2,973,336
Nintendo Company, Ltd. (a)                               67,900      7,409,000
Nippon Telegraph & Telephone Corp., ADR (a)             502,886     10,988,059
Ono Pharmaceutical Company, Ltd.                        121,000      6,308,137
Sony Corp. (a)                                          361,400     14,391,961
Takeda Chemical Industries, Ltd.                        159,100      7,582,196
                                                                  ------------
                                                                    68,019,740

MEXICO - 0.94%
Telefonos de Mexico SA de CV, Class L, ADR (a)          243,500      8,408,055

NETHERLANDS - 7.14%
Akzo Nobel NV                                           377,430     17,237,800
ING Groep NV                                            530,060     16,015,372
Koninklijke (Royal) Philips Electronics NV * (a)        400,608     11,039,124
Reed Elsevier NV                                        969,200     14,616,695
Wolters Kluwer NV                                       278,840      5,094,741
                                                                  ------------
                                                                    64,003,732

NORWAY - 1.68%
Telenor ASA* (a)                                      1,676,900     15,060,789

PORTUGAL - 0.60%
Portugal Telecom, SGPS, SA *                            457,600      5,364,269

SINGAPORE - 1.27%
DBS Group Holdings, Ltd.                                417,000      3,763,355
Venture Corp., Ltd.                                     949,000      7,644,882
                                                                  ------------
                                                                    11,408,237

SOUTH KOREA - 6.74%
Kookmin Bank ADR (a)                                    197,750      8,829,538
KT Corp., ADR (a)                                       579,500     12,349,145
Posco-ADR (a)                                           168,980      8,340,853
Samsung Electronics Company                              41,180     20,356,829
SK Telecom Company, Ltd., ADR (a)                       533,850     10,527,522
                                                                  ------------
                                                                    60,403,887

SPAIN - 3.16%
Iberdrola SA (a)                                        343,420      8,986,753
Repsol-YPF SA (a)                                       449,900     11,913,183
Telefonica SA *                                         426,400      7,431,432
                                                                  ------------
                                                                    28,331,368

SWEDEN - 3.70%
ForeningsSparbanken AB, Series A (a)                    244,150      5,770,683
Nordic Baltic Holding AB-EUR                            874,320      8,854,775
Nordic Baltic Holding-DKK                               373,998      3,840,718
Securitas AB-B Shares * (a)                             921,500     14,737,635
                                                                  ------------
                                                                    33,203,811

SWITZERLAND - 4.05%
Nestle SA                                                67,600     18,504,475
Swiss Reinsurance Company * (a)                         129,640      9,287,885
UBS AG - CHF (a)                                        100,600      8,499,038
                                                                  ------------
                                                                    36,291,398

TAIWAN - 3.15%
Chunghwa Telecom Company Ltd., ADR                      394,200      8,353,098
Compal Electronics, Inc.                             12,620,000     11,516,061
Lite-On Technology Corp.                              7,792,000      8,384,079
                                                                  ------------
                                                                    28,253,238

UNITED KINGDOM - 23.65%
Amvescap PLC                                            661,950      4,172,182
Boots Group PLC                                         745,900      8,782,818
BP PLC                                                1,172,800     12,148,353
Bristish Aerospace Systems PLC                        2,452,854     12,020,593
British Sky Broadcasting Group PLC                    1,263,200     13,848,131
Cadbury Schweppes PLC                                 1,019,800     10,216,855
Compass Group PLC                                     3,249,490     14,820,032
GlaxoSmithKline PLC                                     643,200     14,734,101
Lloyds TSB Group PLC                                  1,085,800      9,801,545
Morrison W Supermarket                                1,630,620      6,035,672
National Grid Transco PLC                               807,277      7,474,067
Pearson PLC                                             992,800     12,093,118
Rentokil Initial PLC                                  2,367,800      7,243,973
Rolls-Royce Group PLC - B Shares                     69,810,000        131,836
Rolls-Royce Group PLC *                               1,396,200      6,433,603
Royal Bank of Scotland Group PLC                        376,410     11,970,714
Shell Transport & Trading Company PLC                 1,388,300     12,453,567
Shire Pharmaceuticals Group                             889,700     10,156,796
Smiths Group PLC                                        682,400     10,973,382
Unilever PLC                                          1,673,490     16,528,811
Vodafone Group PLC                                    3,738,000      9,918,190
                                                                  ------------
                                                                   211,958,339

UNITED STATES - 0.09%
Compal Electronics, Inc.                                175,100        822,970
                                                                  ------------
TOTAL COMMON STOCKS (Cost $695,513,765)                           $842,379,852
                                                                  ------------

PREFERRED STOCKS - 0.73%

GERMANY - 0.73%
Volkswagen AG - Non Voting Preferred (a)                179,750      6,484,583
                                                                  ------------
TOTAL PREFERRED STOCKS (Cost $5,468,995)                          $  6,484,583
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                  --------------   --------------
SHORT TERM INVESTMENTS - 26.10%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  233,970,247   $  233,970,247
                                                                   --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $233,970,247)                                                $  233,970,247
                                                                   --------------
REPURCHASE AGREEMENTS - 5.81%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $52,108,809 on
  04/01/2005, collateralized by
  $39,205,000 U.S. Treasury Bonds,
  7.625% due 02/15/2025 (valued at
  $53,149,199, including interest)                $   52,107,000   $   52,107,000
                                                                   --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $52,107,000)                                                 $   52,107,000
                                                                   --------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
  (COST $987,060,007) - 126.62%                                    $1,134,941,682
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.62)%                     (238,576,256)
                                                                   --------------
TOTAL NET ASSETS - 100.00%                                         $  896,365,426
                                                                   ==============

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Electronics                                 6.93%
Telecommunications Equipment & Services     6.88%
Food & Beverages                            6.70%
Banking                                     6.27%
Pharmaceuticals                             6.15%

QUANTITATIVE MID CAP TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                         ---------     ----------
COMMON STOCKS - 97.33%

ADVERTISING - 1.19%
Getty Images, Inc. * (a)                                   23,800      $1,692,418

APPAREL & TEXTILES - 2.36%
Coach, Inc. *                                              59,200       3,352,496

BANKING - 6.34%
Associated Banc-Corp                                       90,500       2,826,315
East West Bancorp, Inc.                                    18,700         690,404
Sovereign Bancorp, Inc.                                   135,500       3,002,680
Zions BanCorp                                              36,100       2,491,622
                                                                       ----------
                                                                        9,011,021

BUSINESS SERVICES - 4.77%
Alliance Data Systems Corp. *                              41,100       1,660,440
Corporate Executive Board Company                          40,200       2,570,790
Global Payments, Inc. (a)                                  39,700       2,560,253
                                                                       ----------
                                                                        6,791,483

CELLULAR COMMUNICATIONS - 0.70%
Nextel Partners, Inc., Class A *                           45,000         988,200

COMPUTERS & BUSINESS EQUIPMENT - 2.38%
Cognizant Technology Solutions Corp.,
  Class A *                                                53,200       2,457,840
Storage Technology Corp. *                                 30,100         927,080
                                                                       ----------
                                                                        3,384,920

CONSTRUCTION MATERIALS - 0.93%
Sherwin-Williams Company                                   29,900       1,315,301

CONTAINERS & GLASS - 2.15%
Ball Corp.                                                 38,400       1,592,832
Bemis Company, Inc.                                        47,200       1,468,864
                                                                       ----------
                                                                        3,061,696

COSMETICS & TOILETRIES - 2.21%
Alberto Culver Company, Class B                            65,650       3,142,009

CRUDE PETROLEUM & NATURAL GAS - 4.78%
Chesapeake Energy Corp.                                   115,400       2,531,876
Sunoco, Inc.                                               17,100       1,770,192
XTO Energy, Inc.                                           76,033       2,496,923
                                                                       ----------
                                                                        6,798,991

ELECTRICAL EQUIPMENT - 2.21%
AMETEK, Inc.                                               78,200       3,147,550

ELECTRICAL UTILITIES - 2.08%
Constellation Energy Group, Inc.                           57,300       2,962,410

ELECTRONICS - 3.02%
Amphenol Corp., Class A                                    38,200       1,414,928
Harman International Industries, Inc.                      17,700       1,565,742
L-3 Communications Holdings, Inc.                          18,600       1,320,972
                                                                       ----------
                                                                        4,301,642

FINANCIAL SERVICES - 4.31%
Affiliated Managers Group, Inc. * (a)                      37,800       2,344,734
Alliance Capital Management Holding, LP (a)                26,300       1,240,045
Chicago Merchantile Exchange                                3,400         659,702
Providian Financial Corp. *                               109,600       1,880,736
                                                                       ----------
                                                                        6,125,217

FOOD & BEVERAGES - 3.24%
Constellation Brands, Inc., Class A                        50,000       2,643,500
McCormick & Company, Inc.                                  56,900       1,959,067
                                                                       ----------
                                                                        4,602,567

GAS & PIPELINE UTILITIES - 2.30%
Questar Corp.                                              55,200       3,270,600

HEALTHCARE PRODUCTS - 4.09%
C.R. Bard, Inc.                                            27,700       1,885,816
Dade Behring Holdings, Inc. *                              33,500       1,974,155
The Cooper Companies, Inc.                                 26,800       1,953,720
                                                                       ----------
                                                                        5,813,691

HEALTHCARE SERVICES - 4.25%
Covance, Inc. *                                            52,700       2,509,047
PacifiCare Health Systems, Inc. *                          24,600       1,400,232
Sierra Health Services, Inc. * (a)                         33,500       2,138,640
                                                                       ----------
                                                                        6,047,919

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                    -------------      -------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 3.65%
Hilton Hotels Corp.                                       100,500      $   2,246,175
P.F. Chang's China Bistro, Inc. * (a)                      25,200          1,506,960
Sonic Corp. *                                              43,200          1,442,880
                                                                       -------------
                                                                           5,196,015

HOUSEHOLD APPLIANCES - 1.09%
Black & Decker Corp.                                       19,700          1,556,103

INDUSTRIAL MACHINERY - 2.61%
Actuant Corp., Class A * (a)                               32,800          1,473,376
IDEX Corp. (a)                                             55,600          2,243,460
                                                                       -------------
                                                                           3,716,836

INDUSTRIALS - 1.04%
Harsco Corp.                                               24,900          1,484,289

INSURANCE - 4.19%
Endurance Specialty Holdings, Ltd.                         40,600          1,536,304
RenaissanceRe Holdings, Ltd.                               28,800          1,344,960
The PMI Group, Inc.                                        41,200          1,566,012
W.R. Berkley Corp.                                         30,500          1,512,800
                                                                       -------------
                                                                           5,960,076

INTERNATIONAL OIL - 1.78%
Noble Corp.                                                45,100          2,535,071

INTERNET SOFTWARE - 1.83%
McAfee, Inc. *                                             65,200          1,470,912
VeriSign, Inc. *                                           39,600          1,136,520
                                                                       -------------
                                                                           2,607,432

LEISURE TIME - 5.69%
International Speedway Corp., Class A                      45,000          2,441,250
Penn National Gaming, Inc. *                               40,600          1,192,828
Scientific Games Corp., Class A * (a)                     102,400          2,339,840
SCP Pool Corp.                                             66,550          2,120,283
                                                                       -------------
                                                                           8,094,201

MINING - 0.68%
Alpha Natural Resources, Inc. *                            33,900            971,913

PETROLEUM SERVICES - 1.27%
Smith International, Inc.                                  28,800          1,806,624

PHARMACEUTICALS - 1.94%
Celgene Corp. *                                            46,900          1,596,945
Gilead Sciences, Inc. *                                    32,400          1,159,920
                                                                       -------------
                                                                           2,756,865

POLLUTION CONTROL - 1.44%
Republic Services, Inc.                                    61,000          2,042,280

RAILROADS & EQUIPMENT - 0.95%
Norfolk Southern Corp.                                     36,600          1,356,030

RETAIL TRADE - 4.95%
Chico's FAS, Inc. *                                       107,600          3,040,776
Michael's Stores, Inc.                                     23,700            860,310
Urban Outfitters, Inc. *                                   65,500          3,142,035
                                                                       -------------
                                                                           7,043,121

SANITARY SERVICES - 1.93%
Aqua America, Inc. (a)                                    112,675          2,744,763

SEMICONDUCTORS - 2.63%
Altera Corp. *                                             33,800            668,564
Marvell Technology Group, Ltd. *                           55,300          2,120,202
QLogic Corp. *                                             23,400            947,700
                                                                       -------------
                                                                           3,736,466

SOFTWARE - 1.14%
Activision, Inc. *                                         42,800            633,440
Cognos, Inc. *                                             23,700            993,978
                                                                       -------------
                                                                           1,627,418

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.56%
Amdocs, Ltd. *                                             67,600          1,919,840
Comverse Technology, Inc. *                                68,100          1,717,482
                                                                       -------------
                                                                           3,637,322
TELEPHONE - 0.65%
Harris Corp.                                               28,200            920,730

TRUCKING & FREIGHT - 2.00%
J.B. Hunt Transport Services, Inc.                         65,100          2,849,427
                                                                       -------------
TOTAL COMMON STOCKS (Cost $117,391,808)                                $ 138,453,113
                                                                       -------------
SHORT TERM INVESTMENTS - 9.72%
Lehman Brothers Holdings, Inc.
  2.85% due 04/01/2005                              $     900,000      $     900,000

State Street Navigator Securities Lending
 Prime Portfolio (c)                                   12,922,602         12,922,602
                                                                       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $13,822,602)                                                     $  13,822,602
                                                                       -------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP TRUST)
  (Cost $131,214,410) - 107.05%                                        $ 152,275,715

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.05)%                          (10,022,438)
                                                                       -------------
TOTAL NET ASSETS - 100.00%                                             $ 142,253,277
                                                                       =============

MID CAP CORE TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT        VALUE
                                                             ---------    ----------
COMMON STOCKS - 83.48%

APPAREL & TEXTILES - 2.75%
Mohawk Industries, Inc. *                                     14,950      $1,260,285
VF Corp.                                                      13,700         810,218
                                                                          ----------
                                                                           2,070,503

AUTO PARTS - 1.21%
Genuine Parts Company                                         20,900         908,941

BANKING - 3.98%
City National Corp.                                            8,600         600,452
Compass Bancshares, Inc.                                      12,450         565,230
Marshall & Ilsley Corp.                                       14,000         584,500
New York Community Bancorp, Inc. (a)                          33,000         599,280
TCF Financial Corp.                                           23,700         643,455
                                                                          ----------
                                                                           2,992,917

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT       VALUE
                                                ---------  -----------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.97%
Belo Corp., Class A                               30,300   $   731,442

BUSINESS SERVICES - 6.62%
Ceridian Corp. *                                  55,950       953,948
Fair Isaac Corp. (a)                              20,300       699,132
Pitney Bowes, Inc.                                16,200       730,944
Rentokil Initial PLC                             283,500       867,331
Reynolds & Reynolds Company, Class A              28,800       779,328
Valassis Communications, Inc. *                   27,100       947,416
                                                           -----------
                                                             4,978,099

CHEMICALS - 5.63%
Engelhard Corp.                                   24,800       744,744
Rohm & Haas Company                               17,200       825,600
Sigma-Aldrich Corp.                               17,200     1,053,500
Techne Corp. * (a)                                14,400       578,592
The Scotts Company, Class A *                     14,700     1,032,381
                                                           -----------
                                                             4,234,817

COMPUTERS & BUSINESS EQUIPMENT - 3.83%
Diebold, Inc. (a)                                 18,800     1,031,180
GTECH Holdings Corp.                              26,700       628,251
Xerox Corp. *                                     80,900     1,225,635
                                                           -----------
                                                             2,885,066

CONTAINERS & GLASS - 1.99%
Ball Corp.                                        17,300       717,604
Pactiv Corp. *                                    33,400       779,890
                                                           -----------
                                                             1,497,494

COSMETICS & TOILETRIES - 2.36%
International Flavors & Fragrances, Inc.          45,000     1,777,500

CRUDE PETROLEUM & NATURAL GAS - 6.39%
Amerada Hess Corp.                                10,725     1,031,852
Apache Corp.                                      15,000       918,450
Newfield Exploration Company *                    12,200       905,972
Pioneer Natural Resources Company (a)             22,200       948,384
Plains Exploration & Production Company *         28,700     1,001,630
                                                           -----------
                                                             4,806,288

DOMESTIC OIL - 1.01%
Murphy Oil Corp.                                   7,700       760,221

ELECTRICAL UTILITIES - 3.14%
FPL Group, Inc.                                   22,700       911,405
Wisconsin Energy Corp.                            40,900     1,451,950
                                                           -----------
                                                             2,363,355

ELECTRONICS - 2.06%
Agilent Technologies, Inc. *                      35,150       780,330
Amphenol Corp., Class A                           20,700       766,728
                                                           -----------
                                                             1,547,058

FINANCIAL SERVICES - 1.28%
H & R Block, Inc.                                 11,000       556,380
Moneygram International, Inc.                     21,700       409,913
                                                           -----------
                                                               966,293

FOOD & BEVERAGES - 3.01%
Campbell Soup Company                             35,300     1,024,406
Tate & Lyle PLC                                  123,550     1,240,117
                                                           -----------
                                                             2,264,523

GAS & PIPELINE UTILITIES - 2.38%
Williams Companies, Inc.                          95,000     1,786,950

HEALTHCARE SERVICES - 1.62%
IMS Health, Inc.                                  32,700       797,553
Medco Health Solutions, Inc. *                     8,500       421,345
                                                           -----------
                                                             1,218,898

HOTELS & RESTAURANTS - 1.65%
Outback Steakhouse, Inc.                          16,700       764,693
Wendy's International, Inc.                       12,200       476,288
                                                           -----------
                                                             1,240,981

INDUSTRIAL MACHINERY - 3.66%
Dover Corp.                                       24,400       922,076
FMC Technologies, Inc. *                          23,200       769,776
ITT Industries, Inc.                              11,800     1,064,832
                                                           -----------
                                                             2,756,684

INSURANCE - 3.85%
ACE, Ltd.                                         25,800     1,064,766
Axis Capital Holdings, Ltd. (a)                   20,400       551,616
Montpelier Re Holdings, Ltd. (a)                  16,400       576,460
RenaissanceRe Holdings, Ltd.                      15,000       700,500
                                                           -----------
                                                             2,893,342

INTERNATIONAL OIL - 2.56%
Nabors Industries, Ltd. *                         14,700       869,358
Noble Corp.                                       18,800     1,056,748
                                                           -----------
                                                             1,926,106

LIQUOR - 1.32%
Heineken NV                                       28,731       995,877

MANUFACTURING - 1.24%
Mettler-Toledo International, Inc. *              19,600       931,000

NEWSPAPERS - 0.92%
Knight-Ridder, Inc.                               10,300       692,675

PAPER - 1.33%
Georgia-Pacific Corp.                             28,300     1,004,367

PETROLEUM SERVICES - 2.57%
BJ Services Company                               22,000     1,141,360
Smith International, Inc.                         12,600       790,398
                                                           -----------
                                                             1,931,758

PHARMACEUTICALS - 3.28%
Forest Laboratories, Inc. *                       34,400     1,271,080
Teva Pharmaceutical Industries, Ltd., ADR (a)     38,500     1,193,500
                                                           -----------
                                                             2,464,580

POLLUTION CONTROL - 2.24%
Republic Services, Inc.                           50,400     1,687,392

RETAIL GROCERY - 1.63%
The Kroger Company *                              76,300     1,223,089

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT             VALUE
                                                    -------------     ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 0.78%
Family Dollar Stores, Inc.                                19,300      $    585,948

SEMICONDUCTORS - 3.38%
International Rectifier Corp. *                           17,000           773,500
National Semiconductor Corp.                              49,800         1,026,378
Xilinx, Inc.                                              25,500           745,365
                                                                      ------------
                                                                         2,545,243

SOFTWARE - 1.27%
Computer Associates International, Inc.                   35,200           953,920

TOYS, AMUSEMENTS & SPORTING GOODS - 1.57%
Mattel, Inc.                                              55,150         1,177,453
                                                                      ------------
TOTAL COMMON STOCKS (Cost $55,982,107)                                $ 62,800,780
                                                                      ------------
SHORT TERM INVESTMENTS - 6.85%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $  5,150,650      $  5,150,650
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,150,650)                                                     $  5,150,650
                                                                      ------------
REPURCHASE AGREEMENTS - 17.28%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $13,001,451 on
  04/01/2005, collateralized by
  $13,410,000 Federal National
  Mortgage Association, 2.75% due
  08/11/2006 (valued at $13,262,168,
  including interest) (c)                           $ 13,001,000      $ 13,001,000
                                                                      ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,001,000)                                                      13,001,000
                                                                      ------------

TOTAL INVESTMENTS (MID CAP CORE TRUST)
(COST $74,133,757) - 107.61%                                          $ 80,952,430
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.61)%                         (5,723,906)
                                                                      ------------
TOTAL NET ASSETS - 100.00%                                            $ 75,228,524
                                                                      ============

GLOBAL TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                        ---------      -----------
COMMON STOCKS - 92.84%

AUSTRALIA -1.54%
National Australia Bank, Ltd.                              93,118      $ 2,039,978
Qantas Airways, Ltd., ADR                               1,380,971        3,788,365
                                                                       -----------
                                                                         5,828,343
BERMUDA - 2.29%
ACE, Ltd.                                                 129,665        5,351,275
Willis Group Holdings, Ltd. (a)                            89,800        3,310,926
                                                                       -----------
                                                                         8,662,201
BRAZIL - 0.35%
Companhia Vale Do Rio Doce, ADR                            41,730        1,319,085

CANADA - 0.60%
Abitibi Consolidated, Inc. (a)                            489,639        2,266,754

CAYMAN ISLANDS - 1.15%
XL Capital, Ltd., Class A                                  60,150        4,353,055

FINLAND - 1.91%
Sampo Oyj, A Shares (a)                                    27,959          406,065
Stora Enso Oyj-R Shares                                   270,000        3,791,825
UPM-Kymmene Oyj * (a)                                     136,630        3,029,691
                                                                       -----------
                                                                         7,227,581
FRANCE - 4.94%
Sanofi-Synthelabo SA (a)                                   96,233        8,117,595
Total SA (a)                                               33,679        7,883,017
Valeo SA (a)                                               60,520        2,694,979
                                                                       -----------
                                                                        18,695,591

GERMANY - 1.91%
BASF AG * (a)                                              35,860        2,543,164
Deutsche Post AG *                                        113,430        2,769,710
E.ON AG * (a)                                              22,390        1,921,775
                                                                       -----------
                                                                         7,234,649

HONG KONG - 5.51%
Cheung Kong Holdings, Ltd.                              1,177,000       10,412,924
China Mobile (Hong Kong), Ltd.                            416,500        1,361,766
Hutchison Whampoa, Ltd. (a)                               535,000        4,544,508
Shangri-La Asia, Ltd. (a)                               1,336,000        1,935,673
Sun Hung Kai Properties, Ltd.                             110,000          997,852
Swire Pacific, Ltd., Class A *                            203,500        1,611,197
                                                                       -----------
                                                                        20,863,920

ISRAEL - 1.08%
Check Point Software Technologies, Ltd.                   188,000        4,087,120

ITALY - 0.85%
Eni SpA * (a)                                             124,200        3,225,957

JAPAN - 9.06%
Canon, Inc.                                                54,000        2,895,780
Hitachi, Ltd. (a)                                         418,000        2,596,298
Nintendo Company, Ltd. (a)                                 34,200        3,731,779
Nippon Telegraph & Telephone Corp., ADR                   118,593        2,591,257
Nippon Telegraph & Telephone Corp.                          1,400        6,123,572
Nomura Securities Company, Ltd. (a)                       321,000        4,490,557
Ono Pharmaceutical Company, Ltd.                           32,500        1,694,334
Shinsei Bank                                               55,000          312,893
Sompo Japan Insurance, Inc. (a)                           435,000        4,539,660
Sony Corp. (a)                                             87,600        3,488,477
Takeda Chemical Industries, Ltd. (a)                       39,100        1,863,381
                                                                       -----------
                                                                        34,327,988

MEXICO - 0.47%
Cemex SA, ADR                                              49,200        1,783,500

NETHERLANDS - 4.80%
Akzo Nobel NV (a)                                          89,320        4,079,380
Koninklijke (Royal) Philips Electronics NV (a)            122,680        3,380,561
Reed Elsevier NV                                          186,182        2,807,847
Royal Dutch Petroleum Company                              80,300        4,802,429

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT         VALUE
                                           -----------  -------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
VNU NV                                         106,050  $   3,094,206
                                                        -------------
                                                           18,164,423

PHILIPPINES - 0.51%
Ayala Land, Inc.                            12,625,300      1,912,924

PORTUGAL - 0.47%
Portugal Telecom, SGPS, SA *                   151,499      1,775,964

SINGAPORE - 0.14%
Venture Corp., Ltd.                             68,000        547,789

SOUTH KOREA - 9.24%
Hana Bank                                      153,800      4,240,669
Kookmin Bank ADR (a)                           151,415      6,760,680
KT Corp.                                       111,600      4,329,926
Posco, Ltd.                                     14,440      2,858,139
Samsung Electronics Company                     15,830      7,825,367
Shinhan Financial Group Company, Ltd.          116,650      3,124,451
SK Telecom Company, Ltd., ADR (a)              297,762      5,871,867
                                                        -------------
                                                           35,011,099

SPAIN - 2.07%
Iberdrola SA (a)                               125,532      3,284,972
Repsol-YPF SA (a)                              172,600      4,570,383
                                                        -------------
                                                            7,855,355

SWEDEN - 0.41%
Securitas AB-B Shares * (a)                     96,400      1,541,734

SWITZERLAND - 4.65%
Nestle SA                                       24,961      6,832,695
Novartis AG                                     76,710      3,580,442
Swiss Reinsurance Company * (a)                 93,640      6,708,713
UBS AG - CHF                                     5,600        473,107
                                                        -------------
                                                           17,594,957

TAIWAN - 1.67%
Chunghwa Telecom Company Ltd., ADR             100,000      2,119,000
Compal Electronics, Inc.                       588,312        536,849
Lite-On Technology Corp.                     1,883,000      2,026,081
Taiwan Semiconductor
  Manufacturing Company, Ltd.                1,006,085      1,644,556
                                                        -------------
                                                            6,326,486

UNITED KINGDOM - 18.53%
Amvescap PLC                                   613,339      3,865,794
BHP Billiton PLC                               209,894      2,818,295
Boots Group PLC                                236,600      2,785,916
BP PLC                                         548,989      5,686,658
Bristish Aerospace Systems PLC                 449,728      2,203,962
British Land Company PLC                       115,496      1,753,637
British Sky Broadcasting Group PLC             359,126      3,937,005
Centrica PLC                                   581,380      2,533,487
Compass Group PLC                              433,800      1,978,443
GKN PLC                                        707,456      3,390,176
GlaxoSmithKline PLC                            269,815      6,180,786
National Grid Transco PLC                      185,800      1,720,205
Pearson PLC                                    410,732      5,003,052
Rentokil Initial PLC                           542,100      1,658,484
Rolls Royce Group PLC - B Shares            30,233,500         57,096
Rolls-Royce Group PLC *                        604,670      2,786,282
Royal Bank of Scotland Group PLC                84,172      2,676,865
Shell Transport & Trading Company PLC          192,871      1,730,124
Smiths Group PLC                               120,300      1,934,493
Unilever PLC                                   418,126      4,129,768
Vodafone Group PLC                           2,591,428      6,875,943
Yell Group PLC                                 501,800      4,482,379
                                                        -------------
                                                           70,188,850

UNITED STATES - 18.69%
Abbott Laboratories                             27,100      1,263,402
American International Group, Inc.              27,570      1,527,654
AmerisourceBergen Corp. (a)                    106,624      6,108,489
BMC Software, Inc. *                           184,363      2,765,445
Bristol-Myers Squibb Company                   101,990      2,596,665
Cadence Design Systems, Inc. *                 342,156      5,115,232
CIGNA Corp.                                     44,675      3,989,478
Dow Chemical Company                            62,940      3,137,559
El Paso Corp.                                  509,340      5,388,817
H & R Block, Inc.                               52,207      2,640,630
Maxtor Corp. *                                 380,150      2,022,398
Merck & Company, Inc.                           43,500      1,408,095
Merrill Lynch & Company, Inc.                  106,083      6,004,298
Noble Corp.                                     50,300      2,827,363
Pactiv Corp. *                                  58,591      1,368,100
Pfizer, Inc.                                    26,152        687,013
R.R. Donnelley & Sons Company                   95,900      3,032,358
Raytheon Company                                83,100      3,215,970
TECO Energy, Inc. (a)                          165,600      2,596,608
Tenet Healthcare Corp. *                       511,804      5,901,100
The DIRECTV Group, Inc. *                      399,200      5,756,464
Western Digital Corp. *                        113,200      1,443,300
                                                        -------------
                                                           70,796,438
                                                        -------------
TOTAL COMMON STOCKS (Cost $314,435,728)                 $ 351,591,763
                                                        -------------

PREFERRED STOCKS - 1.10%

GERMANY - 1.10%
Volkswagen AG - Non Voting Preferred (a)       114,890      4,144,722
                                                        -------------
TOTAL PREFERRED STOCKS (Cost $3,949,867)                $   4,144,722
                                                        -------------

SHORT TERM INVESTMENTS - 25.94%
State Street Navigator Securities
  Lending Prime Portfolio (c)              $98,241,748  $  98,241,748
                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $98,241,748)                                      $  98,241,748
                                                        -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE
                                         ------------  -----------
REPURCHASE AGREEMENTS - 4.58%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $17,343,602 on
 04/01/2005, collateralized by
 $13,050,000 U.S. Treasury Bonds,
 7.625% due 02/15/2025 (valued at
 $17,691,546, including interest)        $17,343,000   $ 17,343,000
                                                       ------------
TOTAL REPURCHASE AGREEMENTS
(COST $17,343,000)                                     $ 17,343,000
                                                       ------------
TOTAL INVESTMENTS (GLOBAL TRUST)
  (COST $433,970,344) - 124.46%                        $471,321,233
LIABILITIES IN EXCESS OF OTHER ASSETS -
(24.46)%                                                (92,613,580)
                                                       ------------
TOTAL NET ASSETS - 100.00%                             $378,707,653
                                                       ============

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Pharmaceuticals                         7.90%
Insurance                               7.86%
Financial Services                      5.96%
Telecommunications Equipment &
  Services                              5.34%
Real Estate                             4.41%

STRATEGIC GROWTH TRUST

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT      VALUE
                                            --------- ------------
COMMON STOCKS - 96.45%

ADVERTISING -0.93%
Getty Images, Inc. * (a)                      19,980  $  1,420,778
Lamar Advertising Company *                   57,810     2,329,165
                                                      ------------
                                                         3,749,943
AGRICULTURE - 0.83%
Monsanto Company                              51,690     3,334,005

APPAREL & TEXTILES - 2.03%
Cintas Corp.                                  98,330     4,062,012
Reebok International, Ltd.                    93,370     4,136,291
                                                      ------------
                                                         8,198,303
BANKING - 0.09%
Northern Trust Corp.                           8,750       380,100

BIOTECHNOLOGY - 4.46%
Amgen, Inc. *                                 85,670     4,986,851
Biogen Idec, Inc. *                           42,200     1,456,322
Genentech, Inc. *                             41,000     2,321,010
Genzyme Corp. *                               97,870     5,602,079
Medlmmune, Inc. *                            151,030     3,596,024
                                                       -----------
                                                        17,962,286
BROADCASTING - 4.07%
Grupo Televisa SA, ADR                        40,020     2,353,176
News Corp.                                   244,307     4,133,674
Univision Communications, Inc., Class A *    119,320     3,303,971
Viacom, Inc., Class B                        190,160     6,623,273
                                                      ------------
                                                        16,414,094
BUSINESS SERVICES - 4.53%
Accenture, Ltd., Class A *                   284,950     6,881,542
Electronic Arts, Inc. *                       91,960     4,761,689
VERITAS Software Corp. * (a)                 284,450     6,604,929
                                                      ------------
                                                        18,248,160
CABLE AND TELEVISION - 1.91%
Comcast Corp.-Special Class A *              122,730     4,099,182
Time Warner, Inc. *                          205,120     3,599,856
                                                      ------------
                                                         7,699,038
CELLULAR COMMUNICATIONS - 0.67%
Vodafone Group PLC, ADR (a)                  101,154     2,686,650

COLLEGES & UNIVERSITIES - 0.53%
Apollo Group, Inc., Class A *                 21,870     1,619,692
Career Education Corp. *                      15,470       530,002
                                                      ------------
                                                         2,149,694
COMPUTERS & BUSINESS EQUIPMENT - 5.54%
Dell, Inc. *                                 288,350    11,078,407
EMC Corp. *                                  442,290     5,449,013
International Business Machines Corp.         42,820     3,912,892
Network Appliance, Inc. *                     67,940     1,879,220
                                                      ------------
                                                        22,319,532
COSMETICS & TOILETRIES - 2.38%
Avon Products, Inc.                           47,680     2,047,379
The Gillette Company                          41,000     2,069,680
The Procter & Gamble Company                 103,370     5,478,610
                                                      ------------
                                                         9,595,669
DRUGS & HEALTH CARE - 0.73%
ImClone Systems, Inc. * (a)                   84,960     2,931,120

ELECTRICAL EQUIPMENT - 1.82%
Cooper Industries, Ltd., Class A              49,530     3,542,386
Emerson Electric Company                      14,950       970,703
General Electric Company                      77,990     2,812,319
                                                      ------------
                                                         7,325,408
ELECTRONICS - 0.62%
Amphenol Corp., Class A                       24,200       896,368
Samsung Electronics Company                    3,260     1,611,541
                                                      ------------
                                                         2,507,909
FINANCIAL SERVICES - 2.93%
Citigroup, Inc.                              121,990     5,482,231
Fiserv, Inc. *                                40,980     1,631,004
Mellon Financial Corp.                        58,000     1,655,320
Merrill Lynch & Company, Inc.                 29,530     1,671,398
The Goldman Sachs Group, Inc.                 12,610     1,386,974
                                                      ------------
                                                        11,826,927
FOOD & BEVERAGES - 2.06%
PepsiCo, Inc.                                156,530     8,300,786

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT          VALUE
                                            -----------    ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 7.56%
Boston Scientific Corp. *                        67,340     $ 1,972,389
Fisher Scientific International, Inc. *          32,090       1,826,563
Guidant Corp.                                    21,710       1,604,369
Johnson & Johnson                               211,000      14,170,760
Medtronic, Inc.                                 158,610       8,081,179
St. Jude Medical, Inc. *                         78,240       2,816,640
                                                           ------------
                                                             30,471,900
HEALTHCARE SERVICES - 0.51%
HCA, Inc.                                        38,560       2,065,659

HOTELS & RESTAURANTS - 1.17%
Outback Steakhouse, Inc. (a)                     65,890       3,017,103
The Cheesecake Factory, Inc. * (a)               47,540       1,685,293
                                                           ------------
                                                              4,702,396
INSURANCE - 0.80%
American International Group, Inc.               58,030       3,215,442

INTERNET CONTENT - 1.56%
Yahoo!, Inc. *                                  185,110       6,275,229

INTERNET RETAIL - 0.92%
eBay, Inc. *                                     99,950       3,724,137

INTERNET SOFTWARE - 4.00%
Check Point Software Technologies, Ltd. *        76,060       1,653,544
Cisco Systems, Inc. *                           809,950      14,490,006
                                                           ------------
                                                             16,143,550
LEISURE TIME - 2.30%
Carnival Corp.                                   46,740       2,421,599
Royal Caribbean Cruises, Ltd. (a)                34,340       1,534,655
The Walt Disney Company                         185,390       5,326,255
                                                           ------------
                                                              9,282,509
LIFE SCIENCES - 0.39%
Waters Corp. *                                   44,060       1,576,907

MANUFACTURING - 1.93%
Illinois Tool Works, Inc.                        17,280       1,547,078
Tyco International, Ltd.                        184,750       6,244,550
                                                           ------------
                                                              7,791,628
PHARMACEUTICALS - 8.18%
Abbott Laboratories                             183,540       8,556,635
Allergan, Inc.                                   64,900       4,508,603
Eli Lilly & Company                              67,660       3,525,086
Gilead Sciences, Inc. *                         112,760       4,036,808
Wyeth                                           292,460      12,335,963
                                                           ------------
                                                             32,963,095
RETAIL GROCERY - 0.99%
Sysco Corp.                                     111,280       3,983,824

RETAIL TRADE - 9.05%
Abercrombie & Fitch Company, Class A             36,580       2,093,839
Bed Bath & Beyond, Inc. *                        16,700         610,218
Best Buy Company, Inc.                           22,770       1,229,808
CVS Corp.                                        84,280       4,434,814
Home Depot, Inc.                                 88,300       3,376,592
Kohl's Corp. *                                   65,170       3,364,727
Lowe's Companies, Inc.                           94,680       5,405,281
PETsMART, Inc.                                   46,400       1,334,000
Staples, Inc.                                    74,500       2,341,535
Target Corp.                                    122,720       6,138,455
The TJX Companies, Inc.                         139,800       3,443,274
Wal-Mart Stores, Inc.                            54,540       2,732,999
                                                           ------------
                                                             36,505,542
SEMICONDUCTORS - 6.26%
Analog Devices, Inc.                            123,710       4,470,879
Applied Materials, Inc. *                        96,080       1,561,300
KLA-Tencor Corp.                                 65,250       3,002,153
Linear Technology Corp.                          39,470       1,512,096
Marvell Technology Group, Ltd. *                 84,660       3,245,864
Maxim Integrated Products, Inc.                  34,700       1,418,189
PMC-Sierra, Inc. * (a)                          267,980       2,358,224
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR               186,200       1,578,976
Texas Instruments, Inc.                          90,260       2,300,727
Xilinx, Inc.                                    129,370       3,781,485
                                                           ------------
                                                             25,229,893

SOFTWARE - 7.74%
Activision, Inc. *                               72,360       1,070,928
Citrix Systems, Inc. * (a)                       85,690       2,041,136
Mercury Interactive Corp. *                     142,950       6,772,971
Microsoft Corp.                                 551,150      13,321,295
Oracle Corp. *                                  639,850       7,985,328
                                                           ------------
                                                             31,191,658

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.42%
Amdocs, Ltd. *                                  103,080       2,927,472
Comverse Technology, Inc. *                     172,710       4,355,746
Corning, Inc. *                                 183,900       2,046,807
QUALCOMM, Inc.                                   91,010       3,335,517
Telefonaktiebolaget LM Ericsson, ADR (a)         39,290       1,107,978
                                                           ------------
                                                             13,773,520
TRANSPORTATION - 0.42%
Expeditors International of
 Washington, Inc. (a)                            31,930       1,709,852

TRAVEL SERVICES - 1.32%
American Express Company                        103,650       5,324,501

TRUCKING & FREIGHT - 1.80%
Fedex Corp.                                      29,530       2,774,343
United Parcel Service, Inc., Class B             61,490       4,472,783
                                                           ------------
                                                              7,247,126
                                                           ------------
TOTAL COMMON STOCKS (Cost $374,140,275)                    $388,807,992
                                                           ------------

SHORT TERM INVESTMENTS - 8.74%
Cargill, Inc.
  zero coupon due 04/01/2005                $11,768,000    $ 11,768,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                            ------------  -----------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
Lending Prime Portfolio (c)                 $ 23,486,366  $  23,486,366
                                                          -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,254,366)                                        $  35,254,366
                                                          -------------
TOTAL INVESTMENTS (STRATEGIC GROWTH TRUST)
 (COST $409,394,641) - 105.19%                            $ 424,062,358
LIABILITIES IN EXCESS OF OTHER ASSETS -
(5.19)%                                                     (20,940,676)
                                                          -------------
TOTAL NET ASSETS - 100.00%                                $ 403,121,682
                                                          =============

CAPITAL APPRECIATION TRUST

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT       VALUE
                                              ---------  -----------
COMMON STOCKS - 95.84%

APPAREL & TEXTILES - 1.22%
Coach, Inc. *                                   56,500   $ 3,199,595

BIOTECHNOLOGY - 4.35%
Amgen, Inc. *                                   83,100     4,837,251
Genentech, Inc. *                              115,900     6,561,099
                                                         -----------
                                                          11,398,350
BUSINESS SERVICES - 2.00%
Electronic Arts, Inc. *                        101,200     5,240,136

CELLULAR COMMUNICATIONS - 1.45%
Nextel Communications, Inc., Class A *         133,500     3,794,070

COMPUTERS & BUSINESS EQUIPMENT - 5.97%
Apple Computer, Inc. *                         122,500     5,104,575
Dell, Inc. *                                   138,600     5,325,012
International Business Machines Corp.           37,700     3,445,026
Research In Motion, Ltd. *                      23,300     1,780,586
                                                         -----------
                                                          15,655,199
COSMETICS & TOILETRIES - 3.71%
Estee Lauder Companies, Inc., Class A           67,700     3,045,146
The Gillette Company                            53,300     2,690,584
The Procter & Gamble Company                    75,500     4,001,500
                                                         -----------
                                                           9,737,230
ELECTRICAL EQUIPMENT - 3.92%
General Electric Company                       285,100    10,280,706

ELECTRONICS - 3.10%
Adobe Systems, Inc.                             43,900     2,948,763
Agilent Technologies, Inc. *                   131,800     2,925,960
Harman International Industries, Inc.           25,600     2,264,576
                                                         -----------
                                                           8,139,299
FINANCIAL SERVICES - 6.26%
Charles Schwab Corp.                           338,500     3,557,635
J.P. Morgan Chase & Company                    141,200     4,885,520
Merrill Lynch & Company, Inc.                   68,900     3,899,740
The Goldman Sachs Group, Inc.                   37,100     4,080,629
                                                         -----------
                                                          16,423,524
FOOD & BEVERAGES - 3.90%
Cadbury Schweppes PLC-Sponsored ADR (a)         67,900     2,763,530
PepsiCo, Inc.                                   56,100     2,974,983
Starbucks Corp. *                               86,700     4,478,922
                                                         -----------
                                                          10,217,435
HEALTHCARE PRODUCTS - 2.08%
Alcon, Inc.                                     37,000     3,303,730
St. Jude Medical, Inc. *                        60,000     2,160,000
                                                         -----------
                                                           5,463,730
HEALTHCARE SERVICES - 3.89%
UnitedHealth Group, Inc.                        60,200     5,741,876
Wellpoint, Inc. *                               35,500     4,449,925
                                                         -----------
                                                          10,191,801
INSURANCE - 0.81%
CIGNA Corp.                                     23,700     2,116,410

INTERNET CONTENT - 2.97%
Yahoo!, Inc. *                                 229,700     7,786,830

INTERNET RETAIL - 2.05%
eBay, Inc. *                                   144,600     5,387,796

INTERNET SERVICE PROVIDER - 3.09%
Google, Inc., Class A *                         44,900     8,104,899

INTERNET SOFTWARE - 1.51%
Cisco Systems, Inc. *                          221,900     3,969,791

PETROLEUM SERVICES - 5.33%
Schlumberger, Ltd.                             103,100     7,266,488
Suncor Energy, Inc.                             82,500     3,317,325
Total SA SADR (a)                               28,900     3,387,947
                                                         -----------
                                                          13,971,760
PHARMACEUTICALS - 8.51%
Allergan, Inc.                                  36,100     2,507,867
Caremark Rx, Inc. *                             76,100     3,027,258
Eli Lilly & Company                             77,200     4,022,120
Gilead Sciences, Inc. *                         68,300     2,445,140
Novartis AG, ADR                               105,900     4,954,002
Roche Holdings, Ltd.-Sponsored ADR              99,900     5,372,592
                                                         -----------
                                                          22,328,979
RETAIL GROCERY - 2.02%
Whole Foods Market, Inc.                        51,800     5,290,334

RETAIL TRADE - 9.70%
Bed Bath & Beyond, Inc. *                       52,400     1,914,696
Chico's FAS, Inc. * (a)                        212,600     6,008,076
Costco Wholesale Corp.                          66,000     2,915,880
Federated Department Stores, Inc.               37,200     2,367,408
Lowe's Companies, Inc.                          55,600     3,174,204
Target Corp.                                   140,800     7,042,816
Williams-Sonoma, Inc. *                         55,100     2,024,925
                                                         -----------
                                                          25,448,005
SEMICONDUCTORS - 6.25%
Applied Materials, Inc.                        190,000     3,087,500
Intel Corp.                                    224,000     5,203,520

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT       VALUE
                                             ----------  ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Marvell Technology Group, Ltd. *                111,000  $  4,255,740
Maxim Integrated Products, Inc.                  94,200     3,849,954
                                                         ------------
                                                           16,396,714
SOFTWARE - 4.81%
Mercury Interactive Corp. *                      62,800     2,975,464
Microsoft Corp.                                 187,400     4,529,458
NAVTEQ Corp. *                                   37,300     1,616,955
SAP AG, ADR (a)                                  87,000     3,486,960
                                                         ------------
                                                           12,608,837
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.40%
QUALCOMM, Inc.                                  171,500     6,285,475

TRAVEL SERVICES - 3.01%
American Express Company                        153,400     7,880,158

TRUCKING & FREIGHT - 1.53%
United Parcel Service, Inc., Class B             55,100     4,007,974
                                                         ------------
TOTAL COMMON STOCKS (Cost $228,883,042)                  $251,325,037
                                                         ------------
SHORT TERM INVESTMENTS - 4.42%
Citicorp
  2.82% due 04/01/2005                       $4,993,000  $  4,993,000
State Street Navigator Securities Lending
 Prime Portfolio (c)                          6,605,545     6,605,545
                                                         ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $11, 598,545)                                      $ 11,598,545
                                                         ------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION
TRUST)
 (COST $240,481,587) - 100.26%                           $262,923,582
LIABILITIES IN EXCESS OF OTHER ASSETS -
(0.26)%                                                      (676,240)
                                                         ------------
TOTAL NET ASSETS - 100.00%                               $262,247,342
                                                         ============

U.S. GLOBAL LEADERS GROWTH TRUST

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                            ----------   -----------
COMMON STOCKS-96.31%

BIOTECHNOLOGY-7.99%
Amgen Inc.*                                     75,600   $ 4,400,676
Genzyme Corp. *                                 61,200     3,503,088
                                                         -----------
                                                           7,903,764
BUSINESS SERVICES - 7.44%
Automatic Data Processing, Inc.                111,700     5,020,915
Electronic Arts, Inc. *                         45,200     2,340,456
                                                         -----------
                                                           7,361,371
COMPUTERS & BUSINESS EQUIPMENT - 6.96%
Dell, Inc. *                                   179,200     6,884,864

COSMETICS & TOILETRIES - 9.95%
Colgate-Palmolive Company                       75,700     3,949,269
The Gillette Company                            38,800     1,958,624
The Procter & Gamble Company                    74,100   $ 3,927,300
                                                         -----------
                                                           9,835,193
FINANCIAL SERVICES - 3.02%
State Street Corp. (c)                          68,200     2,981,704

FOOD & BEVERAGES - 9.92%
Starbucks Corp. *                               55,500     2,867,130
The Coca-Cola Company                           95,100     3,962,817
William Wrigley Jr. Company                     45,400     2,976,878
                                                         -----------
                                                           9,806,825
HEALTHCARE PRODUCTS - 9.81%
Johnson & Johnson                               71,900     4,828,804
Medtronic, Inc.                                 95,600     4,870,820
                                                         -----------
                                                           9,699,624
INSURANCE - 2.84%
American International Group, Inc.              50,600     2,803,746

INTERNET RETAIL - 1.37%
eBay, Inc. *                                    36,400     1,356,264

LIQUOR -3.43%
Anheuser-Busch Companies, Inc.                  71,600     3,393,124

PHARMACEUTICALS - 2.45%
Pfizer, Inc.                                    92,200     2,422,094

RETAIL GROCERY - 4.74%
Sysco Corp.                                     88,000     3,150,400
Whole Foods Market, Inc.                        15,000     1,531,950
                                                         -----------
                                                           4,682,350
RETAIL TRADE - 16.24%
Costco Wholesale Corp.                          54,100     2,390,138
Home Depot, Inc.                               101,300     3,873,712
Staples, Inc.                                  189,500     5,955,985
Wal-Mart Stores, Inc.                           76,700     3,843,437
                                                         -----------
                                                          16,063,272
SOFTWARE - 5.92%
Microsoft Corp.                                242,350     5,857,600

TRUCKING & FREIGHT - 4.23%
United Parcel Service, Inc., Class B            57,500     4,182,550
                                                         -----------
TOTAL COMMON STOCKS (Cost $98, 165,085)                  $95,234,345
                                                         -----------
REPURCHASE AGREEMENTS - 4.28%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $4,233,147 on
 04/01/2005, collateralized by
 $3,190,000 U.S. Treasury Bonds,
 7.50% due 11/15/2024 (valued at
 $4,318,686, including interest) (c)        $4,233,000   $ 4,233,000
                                                         -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,233,000)                                        $ 4,233,000
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH TRUST)
  (COST $102,398,085)-100.59%                         $ 99,467,345

LIABILITIES IN EXCESS OF OTHER ASSETS -
(0.59)%                                                   (586,232)
                                                      ------------
TOTAL NET ASSETS - 100.00%                            $ 98,881,113
                                                      ============

QUANTITATIVE ALL CAP TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              ---------    -----------
COMMON STOCKS - 98.99%

ADVERTISING -0.31%
Ventiv Health, Inc. * (a)                       43,100     $   991,300

AEROSPACE - 0.14%
Orbital Sciences Corp., Class A * (a)           46,400         449,152

AGRICULTURE - 0.65%
Agrium, Inc.                                   113,500       2,071,375

APPAREL & TEXTILES - 1.91%
Coach, Inc. *                                   29,900       1,693,237
DHB Industries, Inc. * (a)                      75,500         664,400
Quiksilver, Inc. *                              25,000         725,750
Reebok International, Ltd.                      67,700       2,999,110
                                                           -----------
                                                             6,082,497
BANKING -7.01%
Bank of America Corp.                          288,700      12,731,670
Doral Financial Corp.                          120,900       2,646,501
Oriental Financial Group, Inc. (a)              82,980       1,943,392
R & G Financial Corp., Class B (a)              25,200         785,484
US Bancorp                                     145,600       4,196,192
                                                           -----------
                                                            22,303,239
BIOTECHNOLOGY - 0.47%
Progress Software Corp. *                       57,100       1,497,162

BUILDING MATERIALS & CONSTRUCTION -
0.35%
Hughes Supply, Inc.                             36,900       1,097,775

BUSINESS SERVICES - 4.69%
Affiliated Computer Services, Inc.,             95,400       5,079,096
Class A *
Computer Sciences Corp. *                       30,200       1,384,670
Harte-Hanks, Inc.                               30,200         832,312
John H. Harland Company (a)                     90,700       3,116,452
R.H. Donnelley Corp. *                          77,400       4,496,166
                                                           -----------
                                                            14,908,696
CELLULAR COMMUNICATIONS - 1.47%
China Mobile Hong Kong, Ltd., ADR               50,000         820,500
Mobile Telesystems- SP ADR (a)                 109,300       3,846,267
                                                           -----------
                                                             4,666,767
CHEMICALS - 0.96%
Georgia Gulf Corp.                              33,200       1,526,536
OM Group, Inc. *                                50,700       1,542,294
                                                           -----------
                                                             3,068,830
COMPUTERS & BUSINESS EQUIPMENT - 5.84%
Cognizant Technology Solutions Corp.,
 Class A *                                      83,300       3,848,460
Dell, Inc. *                                   171,700       6,596,714
EMC Corp. *                                    115,400       1,421,728
Ixia * (a)                                     130,100       2,314,479
Network Appliance, Inc. *                      145,900       4,035,594
Transact Technologies, Inc. * (a)               35,000         350,350
                                                           -----------
                                                            18,567,325
CONSTRUCTION MATERIALS - 0.49%
Regal-Beloit Corp.                              53,600       1,543,144

COSMETICS & TOILETRIES - 5.45%
Alberto Culver Company, Class B                 37,300       1,785,178
Avon Products, Inc.                             43,800       1,880,772
Chattem, Inc. *                                 37,900       1,685,413
Estee Lauder Companies, Inc., Class A           31,100       1,398,878
The Procter & Gamble Company                   199,500      10,573,500
                                                           -----------
                                                            17,323,741
CRUDE PETROLEUM & NATURAL GAS - 1.69%
PetroKazakhstan, Inc. - USD                    134,100       5,386,797

DOMESTIC OIL - 1.87%
Houston Exploration Company *                   27,300       1,554,735
KCS Energy, Inc. * (a)                         131,800       2,024,448
Maverick Tube Corp. * (a)                       73,100       2,376,481
                                                           -----------
                                                             5,955,664
ELECTRICAL EQUIPMENT - 3.67%
General Electric Company                       260,700       9,400,842
Rayovac Corp. *                                 54,500       2,267,200
                                                           -----------
                                                            11,668,042
ELECTRONICS - 0.50%
L-3 Communications Holdings, Inc.               22,300       1,583,746

ENERGY - 2.05%
Sempra Energy                                  163,400       6,509,856

FINANCIAL SERVICES - 8.20%
Accredited Home Lenders Holding Company *       29,300       1,061,539
(a)
Barclays PLC-Sponsored ADR                      55,000       2,279,200
Citigroup, Inc.                                144,400       6,489,336
Countrywide Financial Corp.                    195,500       6,345,930
Federal National Mortgage Association          124,100       6,757,245
Lehman Brothers Holdings, Inc.                  33,500       3,154,360
                                                           -----------
                                                            26,087,610
FOOD & BEVERAGES - 1.23%
PepsiCo, Inc.                                   48,600       2,577,258
Sanderson Farms, Inc. (a)                       31,200       1,348,152
                                                           -----------
                                                             3,925,410
GAS & PIPELINE UTILITIES - 1.67%
ONEOK, Inc.                                    172,200       5,307,204

HEALTHCARE PRODUCTS - 4.61%
IDEXX Laboratories, Inc. *                      15,900         861,144
Johnson & Johnson                              157,500      10,577,700
Stryker Corp.                                   40,900       1,824,549
Varian Medical Systems, Inc. *                  41,200       1,412,336
                                                           -----------
                                                            14,675,729
HEALTHCARE SERVICES - 4.33%
Covance, Inc. *                                117,700       5,603,697

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT        VALUE
                                              ---------   ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Coventry Health Care, Inc. *                    20,000    $  1,362,800
The Advisory Board Company *                    22,900       1,000,730
UnitedHealth Group, Inc.                        60,700       5,789,566
                                                          ------------
                                                            13,756,793

HOMEBUILDERS - 2.61%
Beazer Homes USA, Inc. (a)                      51,000       2,542,860
M.D.C. Holdings, Inc.                           70,460       4,907,539
Ryland Group, Inc.                              13,800         855,876
                                                          ------------
                                                             8,306,275

HOTELS & RESTAURANTS - 1.32%
Landry's Restaurants, Inc.                     113,900       3,293,988
McDonald's Corp.                                28,900         899,946
                                                          ------------
                                                             4,193,934

INDUSTRIAL MACHINERY - 2.38%
Caterpillar, Inc.                               82,700       7,562,088

INSURANCE - 3.00%
Endurance Specialty Holdings, Ltd.             100,400       3,799,136
Everest Re Group, Ltd. UICI                     51,000       4,340,610
                                                57,500       1,394,375
                                                          ------------
                                                             9,534,121

INTERNATIONAL OIL - 1.55%
Anadarko Petroleum Corp.                        14,600       1,111,060
Callon Petroleum Company * (a)                  52,200         811,188
PetroChina Company, Ltd., ADR (a)               47,800       3,021,916
                                                          ------------
                                                             4,944,164

INTERNET CONTENT - 1.56%
Jupitermedia Corp. * (a)                       102,700       1,592,877
Yahoo!, Inc. *                                  99,600       3,376,440
                                                          ------------
                                                             4,969,317

INTERNET SOFTWARE - 1.72%
Cisco Systems, Inc. *                          306,200       5,477,918

METAL & METAL PRODUCTS - 0.42%
Metals USA, Inc. * (a)                          69,000       1,351,710

NEWSPAPERS - 0.30%
Journal Register Company *                      57,600         961,920

PETROLEUM SERVICES - 1.27%
Exxon Mobil Corp.                               67,900       4,046,840

PHARMACEUTICALS - 2.41%
Caremark Rx, Inc. *                             36,700       1,459,926
Forest Laboratories, Inc. *                     36,600       1,352,370
Pfizer, Inc.                                   184,200       4,838,934
                                                          ------------
                                                             7,651,230

PUBLISHING -2.59%
Gannett Company, Inc.                          104,000       8,224,320

RAILROADS & EQUIPMENT - 0.28%
Burlington Northern Santa Fe Corp.              16,500         889,845

REAL ESTATE -1.19%
American Home Mortgage Investment Corp.,        76,800       2,199,552
REIT
General Growth Properties, Inc., REIT           46,900       1,599,290
                                                          ------------
                                                             3,798,842

RETAIL TRADE - 6.02%
Bed Bath & Beyond, Inc. *                       73,200       2,674,728
CVS Corp.                                      130,500       6,866,910
Finish Line, Inc. (a)                          133,100       3,081,265
Home Depot, Inc.                                96,400       3,686,336
Manning Greg Auctions, Inc. * (a)               50,500         508,535
Staples, Inc.                                   73,600       2,313,248
                                                          ------------
SEMICONDUCTORS - 2.39%                                      19,131,022

Applied Micro Circuits Corp. *                 364,800       1,200,192
Emulex Corp. *                                 163,100       3,072,804
Marvell Technology Group, Ltd. *                65,100       2,495,934
Microsemi Corp. *                               51,100         832,419
                                                          ------------
                                                             7,601,349

SOFTWARE - 3.81%
Microsoft Corp.                                371,900       8,988,823
Oracle Corp. *                                  75,700         944,736
SS&C Technologies, Inc.                         62,700       1,429,560
Ulticom, Inc. * (a)                             67,400         750,162
                                                          ------------
STEEL - 0.54%                                               12,113,281

Posco-ADR (a)                                   16,400         809,504
United States Steel Corp.                       18,000         915,300
                                                          ------------
                                                             1,724,804

TELEPHONE - 0.99%
ALLTEL Corp.                                     8,200         449,770
AT&T Corp.                                     143,300       2,686,875
                                                          ------------
                                                             3,136,645

TOBACCO - 0.61%
Altria Group, Inc.                              29,800       1,948,622

TRANSPORTATION - 1.25%
Heartland Express, Inc.                         44,600         854,090
Offshore Logistics, Inc. *                      59,500       1,982,540
Tsakos Energy Navigation, Ltd. (a)              25,900       1,140,377
                                                          ------------
TRUCKING & FREIGHT - 1.22%                                   3,977,007

Knight Transportation, Inc.                     33,000         814,110
Navistar International Corp. *                  84,000       3,057,600
                                                          ------------
                                                             3,871,710
                                                          ------------
TOTAL COMMON STOCKS (Cost $300,418,878)                   $314,844,818
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                  ------------   ------------
WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike
  price $2.75) *                                         9,026   $      6,047
                                                                 ------------
TOTAL WARRANTS (Cost $0)                                         $      6,047
                                                                 ------------

SHORT TERM INVESTMENTS - 9.88%
Lehman Brothers Holdings, Inc.
  2.85% due 04/01/2005                            $  2,700,000   $  2,700,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                               28,699,305     28,699,305
                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $31,399,305)                                               $ 31,399,305
                                                                 ------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
  (COST $331,818,184) - 108.87%                                  $346,250,170
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.87)%                   (28,195,913)
                                                                 ------------
TOTAL NET ASSETS - 100.00%                                       $318,054,257
                                                                 ============

ALL CAP CORE TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                  ------------   ------------
COMMON STOCKS - 94.36%

AEROSPACE - 2.61%
Boeing Company                                          63,700   $  3,723,902
Lockheed Martin Corp.                                   48,000      2,930,880
                                                                 ------------
                                                                    6,654,782

AGRICULTURE - 0.39%
Monsanto Company                                        15,500        999,750

APPAREL & TEXTILES - 1.02%
NIKE, Inc., Class B                                     31,300      2,607,603

AUTO PARTS - 0.68%
Autoliv, Inc.                                           36,500      1,739,225

AUTOMOBILES - 0.15%
Monaco Coach Corp. (a)                                  10,500        169,575
Tenneco Automotive, Inc. *                              17,200        214,312
                                                                 ------------
                                                                      383,887

BANKING - 6.25%
Bank of America Corp.                                  149,200      6,579,720
Doral Financial Corp.                                   18,300        400,587
Downey Financial Corp.                                   5,400        332,262
Flagstar Bancorp, Inc. (a)                              12,600        246,330
Golden West Financial Corp.                             29,000      1,754,500
Regions Financial Corp.                                 41,100      1,331,640
US Bancorp                                              13,200        380,424
Wachovia Corp.                                          95,600      4,866,996
                                                                 ------------
                                                                   15,892,459

BIOTECHNOLOGY - 3.45%
Amgen, Inc. *                                           68,800      4,004,848
Cephalon, Inc. * (a)                                    20,500        960,015
Charles River Laboratories
 International, Inc. *                                  30,400      1,430,016
Genzyme Corp. *                                         41,700      2,386,908
                                                                 ------------
                                                                    8,781,787

BROADCASTING - 0.66%
UnitedGlobalCom, Inc., Class A *                        29,300        277,178
XM Satellite Radio
 Holdings, Inc., Class A * (a)                          44,300      1,395,450
                                                                 ------------
                                                                    1,672,628

BUILDING MATERIALS & CONSTRUCTION - 1.36%
Masco Corp.                                             99,800      3,460,066

BUSINESS SERVICES - 2.80%
Alliance Data Systems Corp. *                           38,100      1,539,240
Cendant Corp.                                          150,600      3,093,324
Coinstar, Inc. * (a)                                     8,100        171,720
Computer Sciences Corp. *                               49,500      2,269,575
Corporate Executive Board Company                          900         57,555
                                                                 ------------
                                                                    7,131,414

CELLULAR COMMUNICATIONS - 1.30%
Motorola, Inc.                                         154,500      2,312,865
Nextel Partners, Inc., Class A *                        45,000        988,200
                                                                 ------------
                                                                    3,301,065

CHEMICALS - 0.08%
Terra Industries, Inc. * (a)                            26,000        201,760

COMPUTERS & BUSINESS EQUIPMENT - 3.46%
Apple Computer, Inc. *                                  58,300      2,429,361
Dell, Inc. *                                           108,700      4,176,254
International Business Machines Corp.                    9,100        831,558
Lexmark International, Inc. *                           13,500      1,079,595
MTS Systems Corp. (a)                                    9,600        278,688
                                                                 ------------
                                                                    8,795,456

CONTAINERS & GLASS - 0.15%
Owens-Illinois, Inc. *                                  14,800        372,072

COSMETICS & TOILETRIES - 1.80%
The Gillette Company                                    90,600      4,573,488

CRUDE PETROLEUM & NATURAL GAS - 3.12%
Apache Corp.                                            57,000      3,490,110
Occidental Petroleum Corp.                              27,900      1,985,643
Sunoco, Inc.                                            23,700      2,453,424
                                                                 ------------
                                                                    7,929,177

DOMESTIC OIL - 1.45%
Houston Exploration Company *                            2,400        136,680
Magnum Hunter Resources, Inc. *                         23,500        378,585
Marathon Oil Corp.                                      67,500      3,167,100
                                                                 ------------
                                                                    3,682,365

DRUGS & HEALTH CARE - 0.21%
Perrigo Company (a)                                     20,800        398,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                -----------    ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Res-Care, Inc. * (A)                                10,800     $    135,108
                                                               ------------
                                                                    533,428

ELECTRICAL EQUIPMENT - 1.73%
General Electric Company                           122,200        4,406,532

ELECTRICAL UTILITIES - 3.42%
Allegheny Energy, Inc. * (a)                        76,000        1,570,160
Duke Energy Corp.                                  121,500        3,403,215
Edison International                               103,900        3,607,408
Exelon Corp.                                         2,900          133,081
                                                               ------------
                                                                  8,713,864

ELECTRONICS - 0.11%
California Micro Devices Corp. * (a)                40,200          203,010
Harman International Industries, Inc.                  900           79,614
                                                               ------------
                                                                    282,624

ENERGY - 0.05%
Sempra Energy                                        3,200          127,488

FINANCIAL SERVICES - 5.91%
Bear Stearns Companies, Inc.                        33,900        3,386,610
Citigroup, Inc.                                     42,600        1,914,444
City Holding Company (a)                             1,900           56,117
Federal Home Loan Mortgage Corp.                    13,500          853,200
J.P. Morgan Chase & Company                        131,640        4,554,744
Lehman Brothers Holdings, Inc.                      25,700        2,419,912
Providian Financial Corp. *                        108,100        1,854,996
                                                               ------------
                                                                 15,040,023

FOOD & BEVERAGES - 2.73%
Hershey Foods Corp.                                 53,800        3,252,748
William Wrigley Jr. Company                         56,500        3,704,705
                                                               ------------
                                                                  6,957,453

HEALTHCARE PRODUCTS - 4.20%
Becton, Dickinson & Company                         64,500        3,768,090
Johnson & Johnson                                  103,000        6,917,480
                                                               ------------
                                                                 10,685,570

HEALTHCARE SERVICES - 3.28%
Amedisys, Inc. * (a)                                 9,000          272,250
Covance, Inc. *                                     25,500        1,214,055
Coventry Health Care, Inc. *                         2,200          149,908
HCA, Inc.                                           72,900        3,905,253
Lincare Holdings, Inc. *                            63,300        2,799,759
                                                               ------------
                                                                  8,341,225

HOLDINGS COMPANIES/CONGLOMERATES - 0.28%
Loews Corp.                                          9,700          713,338

HOMEBUILDERS - 0.16%
Lennar Corp., Class A                                7,000          396,760

HOTELS & RESTAURANTS - 1.57%
CEC Entertainment, Inc. *                           10,200          373,320
McDonald's Corp.                                   116,700        3,634,038
                                                               ------------
                                                                  4,007,358

HOUSEHOLD PRODUCTS - 0.48%
The Clorox Company                                  19,300        1,215,707

INSURANCE - 3.65%
American International Group, Inc.                   1,200           66,492
Chubb Corp.                                         37,200        2,948,844
First American Corp.                                37,200        1,225,368
Loews Corp. - Carolina Group                        33,500        1,108,850
Philadelphia Consolidated Holding Corp. * (a)        3,600          279,108
The Allstate Corp.                                   4,300          232,458
W.R. Berkley Corp.                                  69,350        3,439,760
                                                               ------------
                                                                  9,300,880

INTERNET CONTENT - 0.33%
Yahoo!, Inc. *                                      25,100          850,890

INTERNET RETAIL - 0.47%
eBay, Inc. *                                        31,800        1,184,868

INTERNET SOFTWARE - 0.59%
Cisco Systems, Inc. *                               83,500        1,493,815

LEISURE TIME - 1.56%
The Walt Disney Company                            138,200        3,970,486

MANUFACTURING - 2.39%
3M Company                                          36,200        3,101,978
Rockwell Automation, Inc.                           52,400        2,967,936
                                                               ------------
                                                                  6,069,914

PAPER - 0.07%
Pope & Talbot, Inc.                                  9,700          170,526

PETROLEUM SERVICES - 4.11%
Exxon Mobil Corp.                                  128,500        7,658,600
Premcor, Inc.                                       31,600        1,885,888
Veritas DGC, Inc. *                                 30,200          904,792
                                                               ------------
                                                                 10,449,280

PHARMACEUTICALS - 2.45%
Barr Pharmaceuticals, Inc. *                        51,300        2,504,979
Merck & Company, Inc.                               77,500        2,508,675
Pfizer, Inc.                                        46,800        1,229,436
                                                               ------------
                                                                  6,243,090

POLLUTION CONTROL - 0.07%
Republic Services, Inc.                              5,600          187,488

PUBLISHING - 1.58%
John Wiley & Son, Class A                            8,800          310,200
McGraw-Hill Companies, Inc.                         42,400        3,699,400
                                                               ------------
                                                                  4,009,600

REAL ESTATE - 1.47%
Apartment Investment & Management
  Company, Class A, REIT                            16,600          617,520
Camden Property Trust, REIT                          8,100          380,943
Equity Office Properties Trust, REIT                29,600          891,848
Equity Residential, REIT                             8,200          264,122
Kimco Realty Corp., REIT                             5,500          296,450
Liberty Property Trust, REIT                         3,500          136,675
New Century Financial Corp., REIT (a)                7,700          360,514

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                  ------------   ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Pan Pacific Retail Properties, Inc., REIT                2,200   $    124,850
Simon Property Group, Inc., REIT                         5,100        308,958
Vornado Realty Trust, REIT                               4,400        304,788
Weingarten Realty Investors, REIT                        1,600         55,216
                                                                 ------------
                                                                    3,741,884

RETAIL GROCERY - 1.09%
7 Eleven, Inc. *                                         3,700         88,874
Safeway, Inc. *                                        144,400      2,675,732
                                                                 ------------
                                                                    2,764,606

RETAIL TRADE - 5.89%
Abercrombie & Fitch Company, Class A                    41,500      2,375,460
American Eagle Outfitters, Inc.                         74,000      2,186,700
Best Buy Company, Inc.                                  42,000      2,268,420
Michael's Stores, Inc.                                  58,100      2,109,030
Payless ShoeSource, Inc. * (a)                          23,100        364,749
PETCO Animal Supplies, Inc. *                           50,700      1,866,267
Staples, Inc.                                           54,300      1,706,649
The Gap, Inc.                                           96,600      2,109,744
                                                                 ------------
                                                                   14,987,019

SEMICONDUCTORS - 3.69%
Broadcom Corp., Class A *                               49,200      1,472,064
Intel Corp.                                            214,100      4,973,543
Linear Technology Corp.                                 43,800      1,677,978
MEMC Electronic Materials, Inc. *                       94,900      1,276,405
                                                                 ------------
                                                                    9,399,990

SOFTWARE -3.22%
CCC Information Services Group, Inc. * (a)               8,831        201,788
Citrix Systems, Inc. *                                  78,100      1,860,342
Microsoft Corp.                                        254,200      6,144,014
                                                                 ------------
                                                                    8,206,144

STEEL - 0.87%
Nucor Corp.                                              4,400        253,264
United States Steel Corp.                               38,700      1,967,895
                                                                 ------------
                                                                    2,221,159

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.23%
Avaya, Inc. *                                           96,300      1,124,784
Citizens Communications Company                        144,700      1,872,418
QUALCOMM, Inc.                                           3,500        128,275
                                                                 ------------
                                                                    3,125,477

TELEPHONE - 1.68%
Verizon Communications, Inc.                           120,200      4,267,100

TOBACCO - 0.54%
Altria Group, Inc.                                      20,900      1,366,651

TRANSPORTATION - 0.93%
Yellow Roadway Corp. *                                  40,300      2,359,162

TRAVEL SERVICES - 0.19%
American Express Company                                 9,200        472,604

TRUCKING & FREIGHT - 1.43%
J.B. Hunt Transport Services, Inc.                      10,600        463,962
Ryder Systems, Inc.                                     76,000      3,169,200
                                                                 ------------
                                                                    3,633,162
                                                                 ------------
TOTAL COMMON STOCKS (Cost $227,171,026)                          $240,076,149
                                                                 ------------

WARRANTS - 0.01%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.01%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike
  price $2.75) *                                        27,106         18,161
                                                                 ------------
TOTAL WARRANTS (Cost $0)                                         $     18,161
                                                                 ------------

SHORT TERM INVESTMENTS - 3.02%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  6,694,500   $  6,694,500
United States Treasury Bills
  zero coupon due 04/28/2005                         1,000,000        998,065
                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $7,692,723)                                                $  7,692,565
                                                                 ------------

REPURCHASE AGREEMENTS - 5.23%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $13,302,462 on
 04/01/2005, collateralized by
 $10,010,000 U.S. Treasury Bonds,
 7.625% due 02/15/2025 (valued at
 $13,570,297, including interest) (c)             $ 13,302,000   $ 13,302,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,302,000)                                               $ 13,302,000
                                                                 ------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
 (COST $248,165,749) - 102.62%                                   $261,088,875
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.62)%                    (6,667,551)
                                                                 ------------
TOTAL NET ASSETS - 100.00%                                       $254,421,324
                                                                 ============

LARGE CAP GROWTH TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                  ------------   ------------
COMMON STOCKS - 98.62%

ADVERTISING - 0.65%
Monster Worldwide, Inc. *                              103,800   $  2,911,590

AEROSPACE - 5.29%
Armor Holdings, Inc. * (a)                              68,800      2,551,792
Boeing Company                                         101,900      5,957,074
Honeywell International, Inc.                          274,600     10,217,866
United Technologies Corp.                               48,400      4,920,344
                                                                 ------------
                                                                   23,647,076

AGRICULTURE - 1.27%
Monsanto Company                                        88,200      5,688,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                             -----------   ------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL -0.34%
Southwest Airlines Company                     106,400     $  1,515,136

APPAREL & TEXTILES - 1.61%
NIKE, Inc., Class B                             48,900        4,073,859
Polo Ralph Lauren Corp., Class A                80,300        3,115,640
                                                           ------------
                                                              7,189,499

BANKING -3.07%
Bank of America Corp.                          116,200        5,124,420
Wachovia Corp.                                  81,900        4,169,529
Wells Fargo Company                             74,300        4,443,140
                                                           ------------
                                                             13,737,089

BIOTECHNOLOGY - 1.19%
Biogen Idec, Inc. *                             31,500        1,087,065
Cephalon, Inc. * (a)                            57,500        2,692,725
Protein Design Labs, Inc. * (a)                 95,900        1,533,441
                                                           ------------
                                                              5,313,231

BROADCASTING - 0.30%
Citadel Broadcasting Corp. * (a)                98,500        1,352,405

BUILDING MATERIALS & CONSTRUCTION - 1.18%
American Standard Companies, Inc.              113,900        5,294,072

BUSINESS SERVICES - 0.94%
DST Systems, Inc. *                             60,200        2,780,036
Paychex, Inc.                                   43,400        1,424,388
                                                           ------------
                                                              4,204,424

CABLE AND TELEVISION - 3.33%
British Sky Broadcasting Group PLC-ADR (a)      50,675        2,232,234
Comcast Corp.-Special Class A *                 67,900        2,267,860
Time Warner, Inc. *                            591,500       10,380,825
                                                           ------------
                                                             14,880,919

CELLULAR COMMUNICATIONS - 1.94%
Mobile Telesystems- SP ADR (a)                  30,400        1,069,776
MTN Group, Ltd.                                145,000        1,025,723
Nextel Communications, Inc., Class A *         126,500        3,595,130
Nextel Partners, Inc., Class A * (a)           136,400        2,995,344
                                                           ------------
                                                              8,685,973

COMPUTERS & BUSINESS EQUIPMENT - 5.65%
Apple Computer, Inc. *                          94,100        3,921,147
CDW Corp.                                       26,860        1,522,425
Dell, Inc. *                                   234,700        9,017,174
EMC Corp. *                                    320,800        3,952,256
International Business Machines Corp.           46,600        4,258,308
OBIC Co., Ltd.                                   7,700        1,502,299
Research In Motion, Ltd. *                      14,500        1,108,090
                                                           ------------
                                                             25,281,699

COSMETICS & TOILETRIES - 3.65%
Alberto Culver Company, Class B                116,500        5,575,690
Colgate-Palmolive Company                       47,200        2,462,424
The Gillette Company                            99,900        5,042,952
The Procter & Gamble Company                    61,000        3,233,000
                                                           ------------
                                                             16,314,066
CRUDE PETROLEUM & NATURAL GAS - 1.80%
ChevronTexaco Corp.                             87,200        5,084,632
Occidental Petroleum Corp.                      41,400        2,946,438
                                                           ------------
                                                              8,031,070

ELECTRICAL EQUIPMENT - 3.52%
General Electric Company                       395,200       14,250,912
Molex, Inc. (a)                                 56,500        1,489,340
                                                           ------------
                                                             15,740,252

ELECTRICAL UTILITIES - 0.66%
Exelon Corp.                                    64,100        2,941,549

ELECTRONICS - 1.09%
Hon Hai Precision Industry Company, Ltd.       430,000        1,910,747
L-3 Communications Holdings, Inc.               24,900        1,768,398
Vishay Intertechnology, Inc. * (a)              96,000        1,193,280
                                                           ------------
                                                              4,872,425

FINANCIAL SERVICES - 4.67%
Ameritrade Holding Corp. *                      86,900          887,249
Charles Schwab Corp.                           116,800        1,227,568
Citigroup, Inc.                                122,366        5,499,128
J.P. Morgan Chase & Company                     55,456        1,918,778
Knight Trading Group, Inc. * (a)                38,200          368,248
MBNA Corp.                                     118,400        2,906,720
Morgan Stanley                                 140,600        8,049,350
                                                           ------------
                                                             20,857,041

FOOD & BEVERAGES - 2.60%
General Mills, Inc.                             51,100        2,511,565
Kellogg Company                                 52,900        2,288,983
PepsiCo, Inc.                                   60,100        3,187,103
The Coca-Cola Company                           87,300        3,637,791
                                                           ------------
                                                             11,625,442

HEALTHCARE PRODUCTS - 2.41%
Johnson & Johnson                               86,400        5,802,624
Medtronic, Inc.                                 97,400        4,962,530
                                                           ------------
                                                             10,765,154

HEALTHCARE SERVICES - 0.97%
UnitedHealth Group, Inc.                        45,400        4,330,252

HOTELS & RESTAURANTS - 0.93%
Hilton Group PLC                               288,057        1,637,426
McDonald's Corp.                                80,300        2,500,542
                                                           ------------
                                                              4,137,968

INDUSTRIAL MACHINERY - 3.19%
AGCO Corp. * (a)                                48,500          885,125
Caterpillar, Inc.                               61,500        5,623,560
Deere & Company                                 30,500        2,047,465
Graco, Inc.                                     89,875        3,627,355
W.W. Grainger, Inc.                             33,200        2,067,364
                                                           ------------
                                                             14,250,869

INDUSTRIALS - 0.26%
Harsco Corp.                                    19,600        1,168,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                  ------------   ------------
COMMON STOCKS (CONTINUED)

INSURANCE - 2.78%
Ambac Financial Group, Inc.                             39,600   $  2,960,100
American International Group, Inc.                     149,356      8,275,816
Prudential Financial, Inc.                              21,100      1,211,140
                                                                 ------------
                                                                   12,447,056

INTERNET CONTENT - 1.57%
CNET Networks, Inc. * (a)                              143,312      1,352,865
Yahoo!, Inc. *                                         167,000      5,661,300
                                                                 ------------
                                                                    7,014,165

INTERNET SOFTWARE - 2.31%
Cisco Systems, Inc. *                                  458,180      8,196,840
Juniper Networks, Inc. *                                96,100      2,119,966
                                                                 ------------
                                                                   10,316,806

LEISURE TIME - 3.57%
Brunswick Corp.                                         56,200      2,632,970
The Walt Disney Company                                429,757     12,346,919
Vivendi Universal, ADR (a)                              32,800      1,003,680
                                                                 ------------
                                                                   15,983,569

MANUFACTURING - 1.51%
Tyco International, Ltd.                               199,100      6,729,580

METAL & METAL PRODUCTS - 0.71%
Precision Castparts Corp.                               19,900      1,532,499
Timken Company                                          60,600      1,656,804
                                                                 ------------
                                                                    3,189,303

MINING - 0.30%
Newmont Mining Corp.                                    31,300      1,322,425

PETROLEUM SERVICES - 5.87%
Baker Hughes, Inc.                                      48,300      2,148,867
Exxon Mobil Corp.                                      158,600      9,452,560
Schlumberger, Ltd.                                     140,700      9,916,536
Valero Energy Corp.                                     64,600      4,733,242
                                                                 ------------
                                                                   26,251,205

PHARMACEUTICALS - 5.99%
Abbott Laboratories                                    144,500      6,736,590
Allergan, Inc.                                          43,400      3,014,998
Merck & Company, Inc.                                   66,800      2,162,316
Pfizer, Inc.                                           205,122      5,388,555
Roche Holdings AG-Genusschein (a)                       46,037      4,936,799
Schering-Plough Corp.                                  134,200      2,435,730
Wyeth                                                   49,600      2,092,128
                                                                 ------------
                                                                   26,767,116

RAILROADS & EQUIPMENT - 1.49%
Norfolk Southern Corp.                                 180,000      6,669,000

RETAIL TRADE - 4.17%
Home Depot, Inc.                                       149,100      5,701,584
MSC Industrial Direct Company, Inc., Class A            31,600        965,696
RadioShack Corp.                                        20,500        502,250
The Gap, Inc.                                           49,200      1,074,528
Walgreen Company                                        75,400      3,349,268
Wal-Mart Stores, Inc.                                  140,500      7,040,455
                                                                 ------------
                                                                   18,633,781

SEMICONDUCTORS - 5.97%
Altera Corp. *                                         122,700      2,427,006
Analog Devices, Inc.                                   134,900      4,875,286
Intel Corp.                                            481,800     11,192,214
Marvell Technology Group, Ltd. *                       101,000      3,872,340
Texas Instruments, Inc.                                 59,000      1,503,910
Tokyo Electron, Ltd. (a)                                23,600      1,344,798
Xilinx, Inc.                                            51,200      1,496,576
                                                                 ------------
                                                                   26,712,130

SOFTWARE - 3.77%
Microsoft Corp.                                        560,800     13,554,536
Oracle Corp. *                                         188,800      2,356,224
TIS, Inc. (a)                                           24,600        961,287
                                                                 ------------
                                                                   16,872,047

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.88%
NTT Data Corp. (a)                                         350      1,207,741
Philippine Long Distance
  Telephone Company, ADR * (a)                          55,600      1,401,676
QUALCOMM, Inc.                                          80,100      2,935,665
SBC Communications, Inc.                               121,300      2,873,597
                                                                 ------------
                                                                    8,418,679

TELEPHONE - 1.30%
Verizon Communications, Inc.                           164,000      5,822,000

TOBACCO - 0.52%
Altria Group, Inc.                                      35,400      2,314,806

TRANSPORTATION - 0.21%
Alexander & Baldwin, Inc.                               22,400        922,880

TRAVEL SERVICES - 2.19%
American Express Company                               190,500      9,785,985
                                                                 ------------
TOTAL COMMON STOCKS (Cost $396,480,743)                          $440,908,990
                                                                 ------------

SHORT TERM INVESTMENTS - 5.07%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $ 22,688,688   $ 22,688,688
                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,688,688)                                               $ 22,688,688
                                                                 ------------

REPURCHASE AGREEMENTS - 1.26%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.25% to
  be repurchased at $5,637,352 on
  04/01/2005, collateralized by
  $4,110,000 U.S. Treasury Bonds,
  8.875% due 08/15/2017 (valued at
  $5,753,384, including interest) (c)             $  5,637,000   $  5,637,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,637,000)                                                $  5,637,000
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
 (COST $424,806,431) - 104.95%                                    $469,234,678
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.95)%                    (22,150,989)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $447,083,689
                                                                  ============

BLUE CHIP GROWTH TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                  ------------    ------------
COMMON STOCKS - 98.81%

ADVERTISING - 0.29%
Omnicom Group, Inc.                                     58,700    $  5,196,124

AEROSPACE - 2.01%
General Dynamics Corp.                                  71,500       7,654,075
Honeywell International, Inc.                          355,800      13,239,318
Lockheed Martin Corp.                                  172,300      10,520,638
Rockwell Collins, Inc.                                  85,000       4,045,150
                                                                  ------------
                                                                    35,459,181

BANKING - 3.74%
Bank of America Corp.                                  438,300      19,329,030
Bank of New York Company, Inc.                         216,800       6,298,040
Northern Trust Corp.                                   317,600      13,796,544
US Bancorp                                             404,700      11,663,454
Wells Fargo Company                                    250,900      15,003,820
                                                                  ------------
                                                                    66,090,888

BIOTECHNOLOGY - 2.38%
Amgen, Inc. *                                          455,800      26,532,118
Biogen Idec, Inc. *                                    134,800       4,651,948
Genentech, Inc. *                                      192,000      10,869,120
                                                                  ------------
                                                                    42,053,186

BROADCASTING - 2.17%
Liberty Media Corp., Series A *                        587,500       6,092,375
News Corp.                                             876,500      14,830,380
Viacom, Inc., Class B                                  501,684      17,473,654
                                                                  ------------
                                                                    38,396,409

BUSINESS SERVICES - 3.23%
Accenture, Ltd., Class A *                             291,600       7,042,140
Affiliated Computer Services, Inc., Class A *          177,900       9,471,396
Automatic Data Processing, Inc.                        291,400      13,098,430
Cendant Corp.                                          281,500       5,782,010
ChoicePoint, Inc. *                                     72,400       2,903,964
First Data Corp.                                       257,400      10,118,394
Paychex, Inc.                                           40,700       1,335,774
VERITAS Software Corp. * (a)                           319,925       7,428,658
                                                                  ------------
                                                                    57,180,766

CABLE AND TELEVISION - 2.07%
Comcast Corp.-Special Class A *                        513,400      17,147,560
Time Warner, Inc. *                                  1,108,700      19,457,685
                                                                  ------------
                                                                    36,605,245

CELLULAR COMMUNICATIONS - 1.86%
America Movil S.A. de C.V., Series L, ADR              127,200       6,563,520
Nextel Communications, Inc., Class A *                 726,300      20,641,446
Vodafone Group PLC, ADR                                210,850       5,600,176
                                                                  ------------
                                                                    32,805,142

COLLEGES & UNIVERSITIES - 0.80%
Apollo Group, Inc., Class A *                          192,100      14,226,926

COMPUTERS & BUSINESS EQUIPMENT - 2.80%
Dell, Inc. *                                           873,300      33,552,186
EMC Corp. *                                            598,200       7,369,824
International Business Machines Corp.                   42,100       3,847,098
Research In Motion, Ltd. *                              61,100       4,669,262
                                                                  ------------
                                                                    49,438,370

COSMETICS & TOILETRIES - 1.29%
Estee Lauder Companies, Inc., Class A                    8,000         359,840
The Gillette Company                                   284,100      14,341,368
The Procter & Gamble Company                           153,500       8,135,500
                                                                  ------------
                                                                    22,836,708

CRUDE PETROLEUM & NATURAL GAS - 0.73%
ChevronTexaco Corp.                                    219,900      12,822,369

DOMESTIC OIL - 0.36%
Murphy Oil Corp.                                        64,400       6,358,212

ELECTRICAL EQUIPMENT - 3.22%
General Electric Company                             1,580,300      56,985,618

ELECTRONICS - 0.99%
Adobe Systems, Inc.                                    208,300      13,991,511
Samsung Electronics Company                              7,100       3,509,798
                                                                  ------------
                                                                    17,501,309

FINANCIAL SERVICES - 12.41%
Ameritrade Holding Corp. *                             779,300       7,956,653
Charles Schwab Corp.                                   751,100       7,894,061
Citigroup, Inc.                                      1,323,896      59,495,886
Fiserv, Inc. * (a)                                     161,800       6,439,640
Franklin Resources, Inc.                               302,400      20,759,760
Legg Mason, Inc.                                       239,350      18,702,809
Mellon Financial Corp.                                 338,800       9,669,352
Merrill Lynch & Company, Inc.                          317,400      17,964,840
Morgan Stanley                                         160,800       9,205,800
SLM Corp.                                              295,400      14,722,736
State Street Corp. (c)                                 675,500      29,532,860
The Goldman Sachs Group, Inc.                          155,900      17,147,441
                                                                  ------------
                                                                   219,491,838

FOOD & BEVERAGES - 1.20%
PepsiCo, Inc.                                          288,970      15,324,079
Starbucks Corp. *                                       62,800       3,244,248
The Coca-Cola Company                                   65,200       2,716,884
                                                                  ------------
                                                                    21,285,211

HEALTHCARE PRODUCTS - 3.99%
Biomet, Inc.                                           213,400       7,746,420
Boston Scientific Corp. *                              129,200       3,784,268
Johnson & Johnson                                      374,200      25,131,272
Medtronic, Inc.                                        447,700      22,810,315
St. Jude Medical, Inc. *                                93,400       3,362,400
Stryker Corp.                                          172,200       7,681,842
                                                                  ------------
                                                                    70,516,517

HEALTHCARE SERVICES - 5.58%
UnitedHealth Group, Inc.                               651,500      62,140,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------   ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Wellpoint, Inc. *                                    291,900   $ 36,589,665
                                                               ------------
                                                                 98,729,735

HOTELS & RESTAURANTS - 0.87%
Harrah's Entertainment, Inc.                          14,900        962,242
Marriott International, Inc., Class A                121,500      8,123,490
McDonald's Corp.                                     202,800      6,315,192
                                                               ------------
                                                                 15,400,924

HOUSEHOLD PRODUCTS - 0.30%
Fortune Brands, Inc.                                  65,700      5,297,391

INDUSTRIAL MACHINERY - 0.79%
Deere & Company                                      206,900     13,889,197

INSURANCE - 3.65%
American International Group, Inc.                   627,227     34,754,648
Hartford Financial Services Group, Inc.              244,200     16,742,352
Marsh & McLennan Companies, Inc. (a)                 347,200     10,561,824
The St. Paul Travelers Companies, Inc.                65,655      2,411,508
                                                               ------------
                                                                 64,470,332

INTERNET CONTENT - 1.24%
Yahoo!, Inc. *                                       648,100     21,970,590

INTERNET RETAIL - 0.87%
Amazon.com, Inc. * (a)                                85,000      2,912,950
eBay, Inc. *                                         168,700      6,285,762
IAC/InterActiveCorp *                                276,400      6,155,428
                                                               ------------
                                                                 15,354,140

INTERNET SERVICE PROVIDER - 0.71%
Google, Inc., Class A *                               69,500     12,545,445

INTERNET SOFTWARE - 1.74%
Cisco Systems, Inc. *                              1,278,900     22,879,521
Juniper Networks, Inc. * (a)                         358,200      7,901,892
                                                               ------------
                                                                 30,781,413

LEISURE TIME - 2.13%
Carnival Corp.                                       438,000     22,692,780
International Game Technology, Inc.                  427,000     11,383,820
The Walt Disney Company                              125,200      3,596,996
                                                               ------------
                                                                 37,673,596

MANUFACTURING - 3.87%
Danaher Corp.                                        678,600     36,244,026
Tyco International, Ltd.                             952,096     32,180,845
                                                               ------------
                                                                 68,424,871

MINING - 0.63%
BHP Billiton, Ltd.                                   811,300     11,203,273

NEWSPAPERS - 0.75%
E.W. Scripps Company, Class A (a)                    210,600     10,266,750
Washington Post Company, Class B                       3,387      3,027,978
                                                               ------------
                                                                 13,294,728

PETROLEUM SERVICES - 4.58%
Baker Hughes, Inc.                                   440,900     19,615,641
BJ Services Company                                   44,000      2,282,720
Exxon Mobil Corp.                                    226,300     13,487,480
Schlumberger, Ltd.                                   340,600     24,005,488
Smith International, Inc.                            281,500     17,658,495
Transocean, Inc. *                                    76,300      3,926,398
                                                               ------------
                                                                 80,976,222

PHARMACEUTICALS - 3.17%
Abbott Laboratories                                   97,700      4,554,774
Eli Lilly & Company                                   27,600      1,437,960
Forest Laboratories, Inc. *                            1,700         62,815
Gilead Sciences, Inc. *                              371,100     13,285,380
Ivax Corp. *                                          45,100        891,627
Pfizer, Inc.                                         608,091     15,974,551
Teva Pharmaceutical Industries, Ltd., ADR (a)        286,500      8,881,500
Wyeth                                                260,600     10,992,108
                                                               ------------
                                                                 56,080,715

RAILROADS & EQUIPMENT - 0.02%
Union Pacific Corp.                                    5,300        369,410

RETAIL GROCERY - 0.40%
Sysco Corp.                                          199,000      7,124,200

RETAIL TRADE - 6.72%
Best Buy Company, Inc.                               235,600     12,724,756
CVS Corp.                                            106,700      5,614,554
Home Depot, Inc.                                     658,200     25,169,568
Kohl's Corp. *                                       257,300     13,284,399
Target Corp.                                         547,000     27,360,940
Wal-Mart Stores, Inc.                                692,900     34,721,219
                                                               ------------
                                                                118,875,436

SEMICONDUCTORS - 5.69%
Analog Devices, Inc.                                 412,300     14,900,522
Intel Corp.                                        1,143,900     26,572,797
KLA-Tencor Corp.                                      94,800      4,361,748
Linear Technology Corp.                               92,000      3,524,520
Marvell Technology Group, Ltd. * (a)                  42,500      1,629,450
Maxim Integrated Products, Inc.                      526,000     21,497,620
Microchip Technology, Inc.                           106,500      2,770,065
Texas Instruments, Inc.                              421,000     10,731,290
Xilinx, Inc.                                         501,700     14,664,691
                                                               ------------
                                                                100,652,703

SOFTWARE - 4.38%
Intuit, Inc. * (a)                                   214,600      9,393,042
Microsoft Corp.                                    2,193,700     53,021,729
Oracle Corp. *                                     1,206,500     15,057,120
                                                               ------------
                                                                 77,471,891

STEEL - 0.66%
Nucor Corp. (a)                                      203,700     11,724,972

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.99%
Corning, Inc. *                                      510,200      5,678,526
Nokia Oyj-Sponsored ADR                              726,800     11,214,524
QUALCOMM, Inc.                                       321,300     11,775,645

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                      ------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Telus Corp.                                                213,600   $    6,581,016
                                                                     --------------
                                                                         35,249,711

TOBACCO - 0.50%
Altria Group, Inc.                                         136,400        8,919,196

TRANSPORTATION - 0.54%
Harley-Davidson, Inc.                                      164,400        9,495,744

TRAVEL SERVICES - 1.23%
American Express Company                                   422,900       21,724,373

TRUCKING & FREIGHT - 0.26%
United Parcel Service, Inc., Class B                        63,900        4,648,086
                                                                     --------------
TOTAL COMMON STOCKS (Cost $1,590,454,868)                            $1,747,598,313
                                                                     --------------
SHORT TERM INVESTMENTS - 2.25%
State Street Navigator Securities
  Lending Prime Portfolio (c)                         $ 27,134,096   $   27,134,096
T. Rowe Price Reserve Investment Fund (c)               12,724,512       12,724,512
                                                                     --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $39,858,608)                                                  $   39,858,608
                                                                     --------------

REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $2,035,071 on
  04/01/2005, collateralized by
  $1,615,000 U.S. Treasury Bonds,
  7.25% due 08/15/2022 (valued at
  $2,076,890, including interest)                     $  2,035,000   $    2,035,000
                                                                     --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $2,035,000)                                                   $    2,035,000
                                                                     --------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
  (COST $1,632,348,477) - 101.18%                                    $1,789,491,921
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.18)%                         (20,852,827)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                           $1,768,639,094
                                                                     ==============

U.S. LARGE CAP TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                       ----------      ------------
COMMON STOCKS - 96.94%

ADVERTISING - 0.46%
Monster Worldwide, Inc. *                                  75,800      $  2,126,190
Omnicom Group, Inc.                                        19,800         1,752,696
                                                                       ------------
                                                                          3,878,886

AEROSPACE - 2.50%
Boeing Company                                             45,400         2,654,084
United Defense Industries, Inc.                             7,500           550,650
United Technologies Corp.                                 177,200        18,014,152
                                                                       ------------
                                                                         21,218,886
ALUMINUM - 0.72%
Alcoa, Inc.                                               201,600         6,126,624

AUTO SERVICES - 0.27%
AutoNation, Inc. *                                        122,900         2,327,726

BANKING -2.77%
Golden West Financial Corp.                               191,800        11,603,900
Wells Fargo Company                                       199,400        11,924,120
                                                                       ------------
                                                                         23,528,020

BIOTECHNOLOGY - 1.93%
Amgen, Inc. *                                             195,100        11,356,771
Applera Corp. -Applied Biosystems Group                   253,500         5,004,090
                                                                       ------------
                                                                         16,360,861

BROADCASTING - 0.46%
Clear Channel Communications, Inc.                         44,000         1,516,680
Viacom, Inc., Class B                                      67,200         2,340,576
                                                                       ------------
                                                                          3,857,256

BUILDING MATERIALS & CONSTRUCTION - 1.05%
American Standard Companies, Inc.                         191,500         8,900,920

BUSINESS SERVICES - 2.83%
Affiliated Computer Services, Inc.,
  Class A * (a)                                           206,700        11,004,708
Automatic Data Processing, Inc.                            91,700         4,121,915
Cadence Design Systems, Inc. *                            117,400         1,755,130
Fluor Corp. (a)                                           128,800         7,139,384
                                                                       ------------
                                                                         24,021,137

CABLE AND TELEVISION - 2.36%
Cablevision Systems New York Group, Class A *              75,847         2,127,508
Comcast Corp., Class A *                                   65,800         2,222,724
The DIRECTV Group, Inc. *                                 200,136         2,885,961
Time Warner, Inc. *                                       729,000        12,793,950
                                                                       ------------
                                                                         20,030,143

CHEMICALS - 1.92%
Air Products & Chemicals, Inc.                             62,500         3,955,625
Dow Chemical Company                                      124,000         6,181,400
E.I. Du Pont De Nemours & Company                         101,000         5,175,240
Huntsman Corp. * (a)                                       42,000           979,440
                                                                       ------------
                                                                         16,291,705

COMPUTERS & BUSINESS EQUIPMENT - 1.99%
Hewlett-Packard Company                                   128,800         2,825,872
International Business Machines Corp.                      46,000         4,203,480
Lexmark International, Inc. *                              34,900         2,790,953
Seagate Technology, Inc. * (a)                            148,900         2,910,995
Sun Microsystems, Inc. *                                1,018,500         4,114,740
                                                                       ------------
                                                                         16,846,040

COSMETICS & TOILETRIES - 0.86%
Avon Products, Inc.                                        85,900         3,688,546
Kimberly-Clark Corp.                                       25,000         1,643,250
The Procter & Gamble Company                               36,800         1,950,400
                                                                       ------------
                                                                          7,282,196

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT        VALUE
                                                 ---------   ------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL - 1.73%
Unocal Corp.                                       238,400   $ 14,706,896

DRUGS & HEALTH CARE - 0.13%
ImClone Systems, Inc. * (a)                         33,000      1,138,500

ELECTRICAL EQUIPMENT - 3.07%
Cooper Industries, Ltd., Class A                    75,700      5,414,064
Emerson Electric Company                            26,800      1,740,124
General Electric Company                           522,400     18,837,744
                                                             ------------
                                                               25,991,932

ELECTRICAL UTILITIES - 2.13%
Calpine Corp. * (a)                                522,000      1,461,600
Duke Energy Corp. (a)                              289,900      8,120,099
Edison International                                49,400      1,715,168
The AES Corp. *                                    410,400      6,722,352
                                                             ------------
                                                               18,019,219

ELECTRONICS - 2.10%
Agilent Technologies, Inc. *                       299,404      6,646,769
Avnet, Inc. * (a)                                  146,800      2,704,056
Flextronics International, Ltd. * (a)              215,400      2,593,416
Jabil Circuit, Inc. *                              206,600      5,892,232
                                                             ------------
                                                               17,836,473

FINANCIAL SERVICES - 9.27%
Americredit Corp. * (a)                             92,300      2,163,512
Federal Home Loan Mortgage Corp.                   133,800      8,456,160
Federal National Mortgage Association              170,600      9,289,170
IndyMac Bancorp, Inc.                              102,000      3,468,000
J.P. Morgan Chase & Company                        518,592     17,943,283
SLM Corp.                                          406,700     20,269,928
State Street Corp. (c)                              72,900      3,187,188
The Goldman Sachs Group, Inc.                       16,100      1,770,839
Washington Mutual, Inc.                            304,800     12,039,600
                                                             ------------
                                                               78,587,680

FOOD & BEVERAGES - 3.43%
Campbell Soup Company                              204,800      5,943,296
Kraft Foods, Inc., Class A (a)                     167,600      5,539,180
PepsiCo, Inc.                                      162,900      8,638,587
The Pepsi Bottling Group, Inc.                      89,000      2,478,650
Unilever NV                                         94,400      6,458,848
                                                             ------------
                                                               29,058,561

FURNITURE & FIXTURES - 0.19%
Leggett & Platt, Inc.                               54,800      1,582,624

Gas & Pipeline Utilities - 0.60%
Kinder Morgan Management LLC * (a)                  50,780      2,061,160
Kinder Morgan, Inc.                                 39,500      2,990,150
                                                             ------------
                                                                5,051,310

HEALTHCARE PRODUCTS - 1.86%
Baxter International, Inc.                         153,700      5,222,726
Becton, Dickinson & Company                         27,000      1,577,340
Guidant Corp.                                       87,049      6,432,921
Medtronic, Inc.                                     49,400      2,516,930
                                                             ------------
                                                               15,749,917
HEALTHCARE SERVICES - 3.11%
DaVita, Inc. *                                      94,550      3,956,918
Lincare Holdings, Inc. * (a)                       248,200     10,977,886
Medco Health Solutions, Inc. *                      99,100      4,912,387
Wellpoint, Inc. *                                   51,700      6,480,595
                                                             ------------
                                                               26,327,786

HOLDINGS COMPANIES/CONGLOMERATES - 1.22%
Berkshire Hathaway, Inc., Class A * (a)                119     10,353,000

INDUSTRIAL MACHINERY - 0.37%
Ingersoll-Rand Company, Class A                     39,500      3,146,175

INSURANCE - 2.51%
American International Group, Inc.                 127,987      7,091,760
Chubb Corp.                                         34,700      2,750,669
Hartford Financial Services Group, Inc.             44,100      3,023,496
The PMI Group, Inc.                                112,200      4,264,722
XL Capital, Ltd., Class A                           56,800      4,110,616
                                                             ------------
                                                               21,241,263

INTERNATIONAL OIL - 3.12%
Royal Dutch Petroleum Company - NY Shares          263,800     15,838,552
Shell Transport & Trading Company PLC, ADR (a)      93,400      5,077,224
Weatherford International, Ltd. * (a)               96,300      5,579,622
                                                             ------------
                                                               26,495,398

INTERNET RETAIL - 1.42%
Amazon.com, Inc. *                                  44,000      1,507,880
eBay, Inc. *                                       161,000      5,998,860
lAC/InterActiveCorp * (a)                          204,500      4,554,215
                                                             ------------
                                                               12,060,955

INTERNET SERVICE PROVIDER - 0.21%
Google, Inc., Class A *                              9,900      1,787,049

INTERNET SOFTWARE - 1.85%
Checkfree Corp. *                                   65,400      2,665,704
Cisco Systems, Inc. *                              551,400      9,864,546
VeriSign, Inc. * (a)                               111,300      3,194,310
                                                             ------------
                                                               15,724,560

LEISURE TIME - 0.68%
Carnival Corp.                                      66,600      3,450,546
Las Vegas Sands Corp. * (a)                         41,600      1,872,000
The Walt Disney Company                             14,900        428,077
                                                             ------------
                                                                5,750,623

LIQUOR - 1.27%
Anheuser-Busch Companies, Inc.                     227,700     10,790,703

MANUFACTURING - 1.43%
3M Company                                          34,800      2,982,012
Illinois Tool Works, Inc.                           68,800      6,159,664
Tyco International, Ltd.                            88,100      2,977,780
                                                             ------------
                                                               12,119,456

MEDICAL-HOSPITALS - 0.31%
Tenet Healthcare Corp. * (a)                       225,600      2,601,168

NEWSPAPERS - 0.20%
Knight-Ridder, Inc.                                 25,000      1,681,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                 ------------   ------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES - 0.16%
OfficeMax, Inc. (a)                                    41,400   $  1,386,900

PAPER - 0.30%
International Paper Company                            70,000      2,575,300

PETROLEUM SERVICES - 4.43%
Baker Hughes, Inc.                                     82,500      3,670,425
BJ Services Company                                    41,800      2,168,584
Exxon Mobil Corp.                                     222,400     13,255,040
Schlumberger, Ltd.                                    168,800     11,897,024
Transocean, Inc. *                                    128,500      6,612,610
                                                                ------------
                                                                  37,603,683

PHARMACEUTICALS - 9.23%
Allergan, Inc.                                        172,500     11,983,575
AstraZeneca PLC, ADR (a)                              721,400     28,516,942
Eli Lilly & Company                                   189,200      9,857,320
Forest Laboratories, Inc. *                           483,200     17,854,240
Pfizer, Inc.                                          139,400      3,662,038
Teva Pharmaceutical Industries, Ltd., ADR (a)         206,400      6,398,400
                                                                ------------
                                                                  78,272,515

RAILROADS & EQUIPMENT - 0.19%
Union Pacific Corp.                                    23,300      1,624,010

REAL ESTATE - 0.25%
General Growth Properties, Inc., REIT (a)              62,370      2,126,817

RETAIL GROCERY - 0.66%
Sysco Corp.                                           156,300      5,595,540

RETAIL TRADE - 4.74%
Costco Wholesale Corp.                                175,800      7,766,844
Dollar Tree Stores, Inc. *                            133,000      3,821,090
Lowe's Companies, Inc.                                266,800     15,231,612
RadioShack Corp.                                       97,500      2,388,750
Target Corp.                                          119,800      5,992,396
Williams-Sonoma, Inc. *                               136,400      5,012,700
                                                                ------------
                                                                  40,213,392

SANITARY SERVICES - 0.22%
Allied Waste Industries, Inc. * (a)                   250,900      1,834,079

SEMICONDUCTORS - 7.26%
Advanced Micro Devices, Inc. * (a)                    118,300      1,906,996
Altera Corp. *                                        347,800      6,879,484
Applied Materials, Inc. *                           1,000,600     16,259,750
Applied Micro Circuits Corp. * (a)                    312,300      1,027,467
Fairchild Semiconductor
 International, Inc. * (a)                            128,600      1,971,438
Freescale Semiconductor-A, Inc. * (a)                  36,000        610,200
Intel Corp.                                           245,900      5,712,257
KLA-Tencor Corp. (a)                                  276,100     12,703,361
Lam Research Corp. * (a)                               94,800      2,735,928
Linear Technology Corp.                                51,400      1,969,134
Micron Technology, Inc. * (a)                         119,000      1,230,460
Novellus Systems, Inc. *                               55,200      1,475,496
Teradyne, Inc. *                                      254,400      3,714,240
Xilinx, Inc.                                          114,000      3,332,220
                                                                ------------
                                                                  61,528,431

SOFTWARE - 1.30%
Microsoft Corp.                                       371,300      8,974,321
SAP AG, ADR (a)                                        52,000      2,084,160
                                                                ------------
                                                                  11,058,481

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.23%
American Tower Corp., Class A *                        77,300      1,409,179
Corning, Inc. *                                       142,300      1,583,799
Polycom, Inc. *                                        72,900      1,235,655
QUALCOMM, Inc.                                        169,200      6,201,180
                                                                ------------
                                                                  10,429,813

TELEPHONE - 2.73%
Qwest Communications International, Inc. * (a)        697,000      2,578,900
Sprint Corp. (FON Group)                              749,800     17,057,950
Verizon Communications, Inc.                           98,400      3,493,200
                                                                ------------
                                                                  23,130,050

TOBACCO - 1.35%
Altria Group, Inc.                                    175,200     11,456,328

TOYS, AMUSEMENTS & SPORTING GOODS - 0.21%
Mattel, Inc.                                           84,000      1,793,400

TRUCKING & FREIGHT - 0.35%
Navistar International Corp. *                         33,600      1,223,040
United Parcel Service, Inc., Class B                   23,900      1,738,486
                                                                ------------
                                                                   2,961,526
                                                                ------------
TOTAL COMMON STOCKS (Cost $727,525,580)                         $822,063,163
                                                                ------------

SHORT TERM INVESTMENTS - 7.07%
State Street Navigator Securities
  Lending Prime Portfolio (c)                    $ 59,926,732   $ 59,926,732
                                                                ------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $59,926,733)                                             $ 59,926,732
                                                                ------------
REPURCHASE AGREEMENTS - 2.98%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $25,309,879 on
  04/01/2005, collateralized by
  $25,065,000 U.S. Treasury Notes,
  6.75% due 05/15/2005 (valued at
  $25,816,950, including interest)               $ 25,309,000   $ 25,309,000
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $25,309,000)                                             $ 25,309,000
                                                                ------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
  (COST $812,761,313) - 106.99%                                 $907,298,895
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.99)%                  (59,272,298)
                                                                ------------
TOTAL NET ASSETS - 100.00%                                      $848,026,597
                                                                ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
COMMON STOCKS - 98.79%

ADVERTISING - 2.34%
WPP Group PLC                                                       986,600      $  11,225,740

BUSINESS SERVICES - 2.54%
Electronic Arts, Inc. *                                             235,100         12,173,478

CABLE AND TELEVISION - 5.75%
Comcast Corp., Class A *                                            171,600          5,796,648
The DIRECTV Group, Inc. *                                           801,400         11,556,188
Time Warner, Inc. *                                                 579,900         10,177,245
                                                                                 -------------
                                                                                    27,530,081

CELLULAR COMMUNICATIONS - 7.58%
Nextel Communications, Inc., Class A *                            1,275,900         36,261,078

COMPUTERS & BUSINESS EQUIPMENT - 2.93%
International Business Machines Corp.                                84,000          7,675,920
Seagate Technology, Inc. *                                          324,600          6,345,930
                                                                                 -------------
                                                                                    14,021,850

ELECTRICAL UTILITIES - 5.16%
The AES Corp. *                                                   1,506,700         24,679,746

FINANCIAL SERVICES - 13.46%
Capital One Financial Corp.                                         129,800          9,705,146
Citigroup, Inc.                                                     352,900         15,859,326
Countrywide Financial Corp.                                         353,600         11,477,856
J.P. Morgan Chase & Company                                         432,972         14,980,831
Washington Mutual, Inc.                                             313,900         12,399,050
                                                                                 -------------
                                                                                    64,422,209

HEALTHCARE SERVICES - 11.56%
Health Net, Inc. *                                                  221,800          7,255,078
McKesson Corp.                                                      375,200         14,163,800
UnitedHealth Group, Inc.                                            355,600         33,917,128
                                                                                 -------------
                                                                                    55,336,006

INSURANCE - 7.85%
Aetna, Inc.                                                         240,700         18,040,465
MGIC Investment Corp.                                               178,200         10,989,594
The St. Paul Travelers Companies, Inc.                              232,300          8,532,379
                                                                                 -------------
                                                                                    37,562,438

INTERNET CONTENT - 0.39%
Yahoo!, Inc. *                                                       55,200          1,871,280

INTERNET RETAIL - 12.15%
Amazon.com, Inc. *                                                  680,900         23,334,443
eBay, Inc. *                                                        345,900         12,888,234
lAC/InterActiveCorp *                                               984,300         21,920,361
                                                                                 -------------
                                                                                    58,143,038

INTERNET SERVICE PROVIDER - 2.29%
Google, Inc., Class A *                                              60,700         10,956,957

INTERNET SOFTWARE - 0.75%
Cisco Systems, Inc. *                                               202,000          3,613,780

MANUFACTURING - 6.81%
Tyco International, Ltd.                                            964,700         32,606,860

PHARMACEUTICALS - 1.03%
Pfizer, Inc.                                                        188,100          4,941,387

PHOTOGRAPHY - 3.36%
Eastman Kodak Company                                               493,400         16,060,170

RETAIL GROCERY - 2.39%
Albertsons, Inc.                                                    402,400          8,309,560
The Kroger Company *                                                194,200          3,113,026
                                                                                 -------------
                                                                                    11,422,586

RETAIL TRADE - 3.71%
Home Depot, Inc.                                                    288,500         11,032,240
Sears Holdings Corp. *                                               50,600          6,738,402
                                                                                 -------------
                                                                                    17,770,642

SANITARY SERVICES - 2.70%
Waste Management, Inc.                                              447,300         12,904,605

SOFTWARE - 1.56%
Intuit, Inc. *                                                      170,100          7,445,277

TELEPHONE - 2.48%
Qwest Communications International, Inc. *                        3,207,300         11,867,010
                                                                                 -------------
TOTAL COMMON STOCKS (Cost $443,665,961)                                          $ 472,816,218
                                                                                 -------------

REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State Street Corp. dated
  03/31/2005 at 1.25% to be repurchased at $3,982,138 on
  04/01/2005, collateralized by $3,470,000 U.S. Treasury
  Bonds, 6.25% due 08/15/2023 (valued at $4,062,405,
  including interest) (c)                                       $ 3,982,000      $   3,982,000
                                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,982,000)                                                                $   3,982,000
                                                                                 -------------

TOTAL INVESTMENTS (CORE EQUITY TRUST)
  (COST $447,647,961) - 99.62%                                                   $ 476,798,218
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.38%                                        1,835,087
                                                                                 -------------
TOTAL NET ASSETS - 100.00%                                                       $ 478,633,305
                                                                                 =============

STRATEGIC VALUE TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
COMMON STOCKS - 98.55%

ADVERTISING - 2.37%
The Interpublic Group of Companies, Inc. * (a)                    315,420        $ 3,873,358

AEROSPACE - 2.73%
Lockheed Martin Corp.                                              73,080          4,462,265

BANKING - 2.41%
Bank of America Corp.                                              89,390          3,942,099

BIOTECHNOLOGY - 1.18%
Medlmmune, Inc. *                                                  81,030          1,929,324

BROADCASTING - 3.43%
Viacom, Inc., Class B                                             161,030          5,608,675

BUILDING MATERIALS & CONSTRUCTION - 2.04%
Masco Corp.                                                        95,900          3,324,853

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 1.35%
Sun Microsystems, Inc. *                                            544,700     $   2,200,588

CONTAINERS & GLASS - 3.92%
Owens-Illinois, Inc. *                                              225,980         5,681,137
Smurfit-Stone Container Corp. *                                      46,730           722,913
                                                                                 ------------
                                                                                    6,404,050
COSMETICS & TOILETRIES - 2.03%
The Gillette Company                                                 65,680         3,315,526

CRUDE PETROLEUM & NATURAL GAS - 2.94%
Apache Corp.                                                         13,300           814,359
Devon Energy Corp.                                                   83,630         3,993,332
                                                                                 ------------
                                                                                    4,807,691

ELECTRICAL UTILITIES - 1.24%
Calpine Corp. * (a)                                                 723,960         2,027,088

FINANCIAL SERVICES - 13.57%
Federal Home Loan Mortgage Corp.                                     58,060         3,669,392
J.P. Morgan Chase & Company                                         189,390         6,552,894
Mellon Financial Corp.                                              151,120         4,312,965
Merrill Lynch & Company, Inc.                                        59,900         3,390,340
PNC Financial Services Group                                         82,410         4,242,467
                                                                                 ------------
                                                                                   22,168,058

FOOD & BEVERAGES - 1.70%
General Mills, Inc.                                                  56,390         2,771,568

HEALTHCARE PRODUCTS - 0.86%
Johnson & Johnson                                                    20,870         1,401,629

HEALTHCARE SERVICES - 1.07%
Apria Healthcare Group, Inc. *                                       54,520         1,750,092

INDUSTRIAL MACHINERY - 1.81%
Cooper Cameron Corp. *                                               51,600         2,952,036

INSURANCE - 5.75%
Conseco, Inc. * (a)                                                 176,240         3,598,821
Hartford Financial Services Group, Inc.                              26,000         1,782,560
The Allstate Corp.                                                   74,020         4,001,521
                                                                                 ------------
                                                                                    9,382,902

INTERNATIONAL OIL - 2.07%
Noble Corp.                                                          60,160         3,381,594

INTERNET SOFTWARE - 3.17%
Symantec Corp. *                                                    242,400         5,170,392

LEISURE TIME - 2.26%
The Walt Disney Company                                             128,620         3,695,253

MANUFACTURING - 3.68%
SPX Corp.                                                            38,900         1,683,592
Tyco International, Ltd.                                            127,730         4,317,274
                                                                                 ------------
                                                                                    6,000,866

MEDICAL-HOSPITALS - 2.12%
Tenet Healthcare Corp. *                                            300,670         3,466,725

OFFICE FURNISHINGS & SUPPLIES - 1.44%
OfficeMax, Inc. (a)                                                  70,220         2,352,370

PAPER -1.89%
Bowater, Inc.                                                        82,120         3,093,460

PETROLEUM SERVICES - 3.49%
BJ Services Company                                                  35,360         1,834,477
GlobalSantaFe Corp.                                                 104,268         3,862,087
                                                                                 ------------
                                                                                    5,696,564

PHARMACEUTICALS - 8.58%
Abbott Laboratories                                                  52,250         2,435,895
Merck & Company, Inc.                                               184,580         5,974,855
Wyeth                                                               132,790         5,601,082
                                                                                 ------------
                                                                                   14,011,832

RETAIL TRADE -2.14%
Circuit City Stores, Inc.                                            21,500           345,075
Rite Aid Corp. * (a)                                                137,570           544,777
The Gap, Inc.                                                       118,920         2,597,213
                                                                                 ------------
                                                                                    3,487,065

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.77%
Nokia Oyj-Sponsored ADR                                             332,730         5,134,024
Nortel Networks Corp. *                                           2,166,720         5,915,146
                                                                                 ------------
                                                                                   11,049,170

TELEPHONE - 9.10%
Sprint Corp. (FON Group)                                            320,270         7,286,143
Verizon Communications, Inc.                                        213,550         7,581,025
                                                                                 ------------
                                                                                   14,867,168

TOYS, AMUSEMENTS & SPORTING GOODS - 1.44%
Mattel, Inc.                                                        109,970         2,347,859
                                                                                 ------------
TOTAL COMMON STOCKS (Cost $149,841,460)                                          $160,942,120
                                                                                 ------------

SHORT TERM INVESTMENTS - 6.34%
Cargill, Inc.
  zero coupon due 04/01/2005                                    $   535,000      $    535,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                             9,817,952         9,817,952
                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS (Cost $10,352,953)                                  $ 10,352,952
                                                                                 ------------

TOTAL INVESTMENTS (STRATEGIC VALUE TRUST) (COST
  $160,194,413) - 104.89%                                                        $171,295,072
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.89)%                                    (7,983,221)
                                                                                 ------------
TOTAL NET ASSETS - 100.00%                                                       $163,311,851
                                                                                 ============

LARGE CAP VALUE TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
COMMON STOCKS - 99.94%

ADVERTISING -0.17%
Omnicom Group, Inc.                                                 4,000        $   354,080

AEROSPACE - 0.98%
Northrop Grumman Corp.                                             32,000          1,727,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Textron, Inc.                                                         4,100     $     305,942
                                                                                -------------
                                                                                    2,033,302

AGRICULTURE - 2.52%
Archer-Daniels-Midland Company                                       99,000         2,433,420
Monsanto Company                                                     43,000         2,773,500
                                                                                -------------
                                                                                    5,206,920

AUTOMOBILES - 0.99%
Ford Motor Company                                                  180,000         2,039,400

BANKING - 2.14%
Astoria Financial Corp.                                              13,500           341,550
Bank of America Corp.                                                42,000         1,852,200
M&T Bank Corp.                                                       22,000         2,245,320
                                                                                -------------
                                                                                    4,439,070

BUSINESS SERVICES - 2.53%
Computer Sciences Corp. *                                            36,000         1,650,600
Electronic Data Systems Corp.                                        89,000         1,839,630
NCR Corp. *                                                          52,000         1,754,480
                                                                                -------------
                                                                                    5,244,710

CELLULAR COMMUNICATIONS - 0.44%
Motorola, Inc.                                                       61,000           913,170

CHEMICALS - 1.22%
E.I. Du Pont De Nemours & Company                                     8,000           409,920
Eastman Chemical Company                                              6,150           362,850
Lyondell Chemical Company                                            63,000         1,758,960
                                                                                -------------
                                                                                    2,531,730

COMPUTERS & BUSINESS EQUIPMENT - 7.08%
Apple Computer, Inc. *                                               32,000         1,333,440
EMC Corp. *                                                         168,000         2,069,760
Hewlett-Packard Company                                             205,000         4,497,700
Ingram Micro, Inc., Class A *                                        27,000           450,090
Sun Microsystems, Inc. *                                            618,000         2,496,720
Tech Data Corp. * (a)                                                52,000         1,927,120
Xerox Corp. *                                                       124,000         1,878,600
                                                                                -------------
                                                                                   14,653,430

CONTAINERS & GLASS - 0.64%
Ball Corp.                                                           32,000         1,327,360

CRUDE PETROLEUM & NATURAL GAS - 10.53%
Amerada Hess Corp.                                                   22,000         2,116,620
Apache Corp.                                                         41,000         2,510,430
Burlington Resources, Inc.                                           53,000         2,653,710
ChevronTexaco Corp.                                                  92,000         5,364,520
Devon Energy Corp.                                                   61,000         2,912,750
EOG Resources, Inc.                                                  18,000           877,320
Occidental Petroleum Corp.                                           42,000         2,989,140
Sunoco, Inc.                                                         23,000         2,380,960
                                                                                -------------
                                                                                   21,805,450

DOMESTIC OIL - 1.34%
Unocal Corp.                                                         45,000         2,776,050

ELECTRICAL EQUIPMENT - 3.40%
General Electric Company                                            195,000         7,031,700

ELECTRICAL UTILITIES - 3.71%
Duke Energy Corp. (a)                                               106,000         2,969,060
Edison International                                                 54,000         1,874,880
Northeast Utilities                                                  11,350           218,714
TXU Corp.                                                            33,000         2,627,790
                                                                                -------------
                                                                                    7,690,444

FINANCIAL SERVICES - 6.29%
A.G. Edwards, Inc. (a)                                               37,000         1,657,600
Bear Stearns Companies, Inc.                                         24,000         2,397,600
Citigroup, Inc.                                                     114,000         5,123,160
J.P. Morgan Chase & Company                                           4,000           138,400
Lehman Brothers Holdings, Inc.                                       31,000         2,918,960
Providian Financial Corp. *                                          46,000           789,360
                                                                                -------------
                                                                                   13,025,080

FOOD & BEVERAGES - 0.48%
Tyson Foods, Inc., Class A                                           60,000         1,000,800

GAS & PIPELINE UTILITIES - 0.15%
Dynegy, Inc., Class A * (a)                                          81,000           316,710

HEALTHCARE PRODUCTS - 0.62%
Becton, Dickinson & Company                                          22,000         1,285,240

HEALTHCARE SERVICES - 1.77%
Humana, Inc. *                                                       56,000         1,788,640
PacifiCare Health Systems, Inc. *                                    33,000         1,878,360
                                                                                -------------
                                                                                    3,667,000

HOLDINGS COMPANIES/CONGLOMERATES - 0.92%
Loews Corp.                                                          26,000         1,912,040

HOMEBUILDERS - 2.11%
Lennar Corp., Class A                                                40,000         2,267,200
Ryland Group, Inc. (a)                                               34,000         2,108,680
                                                                                -------------
                                                                                    4,375,880

HOTELS & RESTAURANTS - 2.73%
McDonald's Corp.                                                     85,000         2,646,900
MGM Mirage *                                                         17,000         1,203,940
Starwood Hotels & Resorts Worldwide, Inc.                            30,000         1,800,900
                                                                                -------------
                                                                                    5,651,740

HOUSEHOLD APPLIANCES - 0.65%
Black & Decker Corp.                                                 17,000         1,342,830

INDUSTRIAL MACHINERY - 0.75%
Cummins, Inc. (a)                                                    22,000         1,547,700

INSURANCE - 14.39%
Aetna, Inc.                                                          35,000         2,623,250
Allmerica Financial Corp. * (a)                                      42,000         1,509,900
American Financial Group, Inc. (a)                                    9,000           277,200
Chubb Corp.                                                          33,000         2,615,910
CIGNA Corp.                                                          29,000         2,589,700
Cincinnati Financial Corp.                                           39,000         1,700,790
Hartford Financial Services Group, Inc.                              33,000         2,262,480
Lincoln National Corp.                                               51,000         2,302,140

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MetLife, Inc.                                                        63,000     $   2,463,300
Nationwide Financial Services, Inc.,
  Class A (a)                                                         7,000           251,300
Principal Financial Group, Inc.                                      18,000           692,820
Prudential Financial, Inc.                                           51,000         2,927,400
SAFECO Corp.                                                         45,000         2,191,950
The Allstate Corp.                                                   62,000         3,351,720
UNUMProvident Corp. (a)                                             119,000         2,025,380
                                                                                -------------
                                                                                   29,785,240

INTERNATIONAL OIL - 3.44%
Anadarko Petroleum Corp.                                             34,000         2,587,400
ConocoPhillips                                                       42,000         4,529,280
                                                                                -------------
                                                                                    7,116,680

INTERNET SOFTWARE - 0.96%
McAfee, Inc. *                                                       88,000         1,985,280

MANUFACTURING - 0.96%
Rockwell Automation, Inc.                                            35,000         1,982,400

MINING -0.93%
Phelps Dodge Corp.                                                   19,000         1,932,870

PETROLEUM SERVICES - 8.60%
Exxon Mobil Corp.                                                   252,000        15,019,200
Valero Energy Corp.                                                  38,000         2,784,260
                                                                                -------------
                                                                                   17,803,460

PHOTOGRAPHY - 1.16%
Eastman Kodak Company                                                74,000         2,408,700

RAILROADS & EQUIPMENT - 1.04%
Norfolk Southern Corp.                                               58,000         2,148,900

RETAIL TRADE - 6.10%
American Eagle Outfitters, Inc.                                      75,000         2,216,250
Federated Department Stores, Inc.                                    34,000         2,163,760
Home Depot, Inc.                                                     38,000         1,453,120
J.C. Penney Company, Inc.                                            54,000         2,803,680
Limited Brands                                                       78,000         1,895,400
Nordstrom, Inc.                                                      38,000         2,104,440
                                                                                -------------
                                                                                   12,636,650

SEMICONDUCTORS - 1.04%
QLogic Corp. *                                                       53,000         2,146,500

SOFTWARE - 2.06%
Autodesk, Inc. *                                                     45,000         1,339,200
Compuware Corp. * (a)                                                96,000           691,200
Oracle Corp. *                                                      179,000         2,233,920
                                                                                -------------
                                                                                    4,264,320

STEEL - 2.01%
Nucor Corp. (a)                                                      36,000         2,072,160
United States Steel Corp. (a)                                        41,000         2,084,850
                                                                                -------------
                                                                                    4,157,010

TOBACCO - 1.01%
Altria Group, Inc.                                                    5,000           326,950
UST, Inc.                                                            34,000         1,757,800
                                                                                -------------
                                                                                    2,084,750

TRANSPORTATION - 1.05%
Yellow Roadway Corp. * (a)                                           37,000         2,165,980

TRAVEL SERVICES - 1.03%
Sabre Holdings Corp. (a)                                             97,000         2,122,360
                                                                                -------------
TOTAL COMMON STOCKS (Cost $177,812,397)                                         $ 206,912,936
                                                                                -------------

SHORT TERM INVESTMENTS - 8.24%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                   $17,066,205     $  17,066,205
                                                                                -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $17,066,205)                                                              $  17,066,205
                                                                                -------------

REPURCHASE AGREEMENTS - 0.68%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to be repurchased at
  $1,402,049 on 04/01/2005, collateralized by
  $1,115,000 U.S. Treasury Bonds, 7.25% due 08/15/2022
  (valued at $1,433,890, including interest) (c)                $ 1,402,000     $   1,402,000
                                                                                -------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,402,000)                                   $   1,402,000
                                                                                -------------

TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
  (COST $196,280,602) - 108.86%                                                 $ 225,381,141
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.86)%                                   (18,348,385)
                                                                                -------------
TOTAL NET ASSETS - 100.00%                                                      $ 207,032,756
                                                                                =============

CLASSIC VALUE TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS - 96.10%

AEROSPACE - 4.11%
Boeing Company                                                     12,025       $   702,981

AUTO PARTS - 3.67%
Johnson Controls, Inc.                                             11,250           627,300

BANKING - 1.79%
Bank of America Corp.                                               2,275           100,327
Comerica, Inc.                                                      3,725           205,173
                                                                                -----------
                                                                                    305,500

BUSINESS SERVICES - 0.08%
PHH Corp. *                                                           651            14,237

COMPUTERS & BUSINESS EQUIPMENT - 4.96%
Hewlett-Packard Company                                            38,600           846,884

ELECTRICAL UTILITIES - 2.89%
Wisconsin Energy Corp.                                             13,925           494,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT           VALUE
                                                                   ------           -----
COMMON STOCKS (CONTINUED)

ENERGY - 0.71%
SCANA Corp. (a)                                                        3,175    $     121,349

FINANCIAL SERVICES - 15.66%
CIT Group, Inc.                                                        8,850          336,300
Citigroup, Inc.                                                       12,725          571,862
Federal Home Loan Mortgage Corp.                                      10,525          665,180
Federal National Mortgage Association                                  8,600          468,270
Morgan Stanley                                                        11,100          635,475
                                                                                -------------
                                                                                    2,677,087

FOOD & BEVERAGES - 3.84%
Sara Lee Corp.                                                        29,650          657,044

HEALTHCARE SERVICES - 4.96%
HCA, Inc.                                                              6,450          345,526
McKesson Corp.                                                        13,325          503,019
                                                                                -------------
                                                                                      848,545

HOLDINGS COMPANIES/CONGLOMERATES - 3.02%
Loews Corp.                                                            7,025          516,619

HOUSEHOLD APPLIANCES - 4.36%
Whirlpool Corp.                                                       11,000          745,030

INSURANCE - 20.62%
Aon Corp.                                                             18,400          420,256
CIGNA Corp.                                                            5,975          533,568
MBIA, Inc.                                                             7,600          397,328
MetLife, Inc.                                                         19,750          772,225
Radian Group, Inc.                                                     2,800          133,672
The Allstate Corp.                                                     6,100          329,766
Torchmark, Inc.                                                        8,775          458,055
XL Capital, Ltd., Class A                                              6,625          479,451
                                                                                -------------
                                                                                    3,524,321

INTERNATIONAL OIL - 2.05%
ConocoPhillips                                                         3,250          350,480

PETROLEUM SERVICES - 1.25%
BP PLC SADR                                                            3,425          213,720

PHARMACEUTICALS - 4.23%
Bristol-Myers Squibb Company                                          14,650          372,989
Pfizer, Inc.                                                          13,350          350,704
                                                                                -------------
                                                                                      723,693

RAILROADS & Equipment - 3.24%
Union Pacific Corp.                                                    7,950          554,115

RETAIL TRADE - 6.15%
RadioShack Corp.                                                      14,625          358,312
The TJX Companies, Inc.                                               28,150          693,335
                                                                                -------------
                                                                                    1,051,647

SOFTWARE - 7.14%
Computer Associates International, Inc.                               26,925          729,668
Microsoft Corp.                                                       20,300          490,651
                                                                                -------------
                                                                                    1,220,319

TOBACCO - 1.37%
Altria Group, Inc.                                                     3,575          233,769
                                                                                -------------
TOTAL COMMON STOCKS (Cost $ 1 5,578,099)                                        $  16,428,978
                                                                                -------------
SHORT TERM INVESTMENTS - 0.50%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                   $     85,800    $      85,800
                                                                                -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $85,800)                                                                  $      85,800
                                                                                -------------

REPURCHASE AGREEMENTS - 4.32%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to be repurchased
  at $738,026 on 04/01/2005, collateralized by $560,000
  U.S. Treasury Bonds, 7.50% due 11/15/2024 (valued
  at $758,139, including interest)(c)                           $    738,000    $     738,000
                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $738,000)                                                                 $     738,000
                                                                                -------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
  (COST $16,401,899) - 100.92%                                                  $  17,252,778
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.92)%                                      (157,090)
                                                                                -------------
TOTAL NET ASSETS - 100.00%                                                      $  17,095,688
                                                                                =============

UTILITIES TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS - 88.37%

ADVERTISING - 0.90%
Lamar Advertising Company *                                        23,300       $    938,757

BROADCASTING - 6.87%
Citadel Broadcasting Corp. * (a)                                   56,400            774,372
Grupo Televisa SA, ADR                                             24,100          1,417,080
News Corp.                                                        101,520          1,717,718
Radio One, Inc., Class A *                                         17,800            261,304
Radio One, Inc., Class D *                                         35,800            528,050
TV Azteca SA de CV, ADR (a)                                       122,670          1,061,096
Viacom, Inc., Class B                                              40,080          1,395,986
                                                                                ------------
                                                                                   7,155,606

BUSINESS SERVICES - 0.90%
R.H. Donnelley Corp. *                                             16,200            941,058

CABLE AND TELEVISION - 2.82%
Comcast Corp.-Special Class A *                                    41,920          1,400,128
Premiere AG *                                                       3,420            141,694
Time Warner, Inc. *                                                79,201          1,389,978
                                                                                ------------
                                                                                   2,931,800

CELLULAR COMMUNICATIONS - 4.76%
America Movil S.A. de C.V., Series L, ADR                          22,960          1,184,736
KT Freetel Company, Ltd.                                           33,820            711,036

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Vodafone Group PLC                                                1,154,770     $   3,063,999
                                                                                -------------
                                                                                    4,959,771

ELECTRICAL EQUIPMENT - 0.78%
CPFL Energia SA, ADR (a)                                             39,610           808,044

ELECTRICAL UTILITIES - 33.26%
Allegheny Energy, Inc. *                                              2,700            55,782
Avista Corp.                                                         13,900           243,250
Cinergy Corp.                                                        47,990         1,944,555
CMS Energy Corp. *                                                   34,770           453,401
Constellation Energy Group, Inc.                                     32,041         1,656,520
Dominion Resources, Inc.                                             23,670         1,761,758
DPL, Inc.                                                            22,300           557,500
DTE Energy Company                                                   38,500         1,750,980
E.ON AG                                                              19,490         1,672,863
Edison International                                                 52,000         1,805,440
Enel SpA *                                                           72,020           689,232
Enersis SA, ADR (a)                                                 114,100           958,440
Entergy Corp.                                                        36,230         2,560,012
Exelon Corp.                                                         67,040         3,076,465
International Power PLC                                             294,000           995,230
Northwestern Corp.                                                   63,730         1,680,560
NRG Energy, Inc. *                                                   57,900         1,977,285
PG&E Corp.                                                           65,320         2,227,412
PPL Corp. (a)                                                        60,820         3,283,672
Red Electrica De Espana                                               2,100            52,012
The AES Corp. *                                                     166,500         2,727,270
TXU Corp.                                                            31,460         2,505,160
                                                                                -------------
                                                                                   34,634,799

ENERGY - 4.17%
MDU Resources Group, Inc.                                            29,480           814,238
RWE AG                                                               13,600           822,710
SCANA Corp.                                                          14,500           554,190
Sempra Energy                                                        54,130         2,156,539
                                                                                -------------
                                                                                    4,347,677

GAS & PIPELINE UTILITIES - 6.13%
AGL Resources, Inc.                                                  38,860         1,357,380
El Paso Corp.                                                        19,700           208,426
Enagas                                                              132,740         2,024,255
Kinder Morgan, Inc.                                                   1,229            93,035
Questar Corp.                                                        20,090         1,190,333
Severn Trent PLC                                                     58,700         1,014,322
Tenaris S.A., ADR (a)                                                 5,500           338,305
Williams Companies, Inc.                                              8,100           152,361
                                                                                -------------
                                                                                    6,378,417

INTERNATIONAL OIL - 1.50%
EnCana Corp.- CAD                                                     6,500           459,054
Noble Corp.                                                           7,540           423,823
Petroleo Brasileiro SA, ADR (a)                                       6,800           300,424
Talisman Energy, Inc.- CAD                                           11,000           376,382
                                                                                -------------
                                                                                    1,559,683

INTERNET SERVICE PROVIDER - 1.02%
Fastweb SpA *                                                        21,605         1,057,614

LEISURE TIME - 0.56%
The Walt Disney Company                                              20,300           583,219

PETROLEUM SERVICES - 3.72%
ENSCO International, Inc.                                             2,700           101,682
GlobalSantaFe Corp.                                                  16,340           605,234
Halliburton Company                                                  42,780         1,850,235
Pride International, Inc. *                                          25,700           638,388
Total SA                                                              2,900           678,783
                                                                                -------------
                                                                                    3,874,322

POLLUTION CONTROL - 0.96%
Suez SA                                                              37,200         1,001,443

PUBLISHING - 0.67%
Dex Media, Inc.                                                      33,690           695,698

SANITARY SERVICES - 1.53%
AWG PLC                                                              36,720           574,182
Veolia Environnement                                                 28,613         1,015,163
                                                                                -------------
                                                                                    1,589,345

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 9.98%
Citizens Communications Company (a)                                 125,900         1,629,146
Compania de Telecomunicaciones de Chile S.A.                         63,100           702,934
Deutsche Telekom AG *                                                96,470         1,926,500
Hanaro Telecom, Inc. *                                              143,600           405,135
NTL, Inc. *                                                          13,400           853,178
SBC Communications, Inc.                                             28,600           677,534
Singapore Telecommunications, Ltd. *                                339,000           529,752
SK Telecom Company, Ltd., ADR (a)                                    30,800           607,376
SK Telecom Company, Ltd.                                              1,300           218,907
Telecom Corporation Of New Zealand (a)                               27,400           949,958
Telus Corp.- CAD                                                     43,940         1,352,363
Telus Corp.- CAD                                                     16,710           537,223
                                                                                -------------
                                                                                   10,390,006

TELEPHONE - 7.84%
BellSouth Corp.                                                      18,800           494,252
CenturyTel, Inc.                                                     34,600         1,136,264
MCI, Inc.                                                            19,200           478,464
Sprint Corp. (FON Group)                                            160,685         3,655,584
Telefonica SA *                                                      99,020         1,725,751
Verizon Communications, Inc.                                         19,100           678,050
                                                                                -------------
                                                                                    8,168,365
                                                                                -------------
TOTAL COMMON STOCKS (Cost $79,708,317)                                          $  92,015,624
                                                                                -------------

PREFERRED STOCKS - 1.43%

ELECTRICAL UTILITIES - 1.12%
AES Trust III (a)                                                     9,580           455,050
PNM Resources, Inc.                                                  14,300           712,140
                                                                                -------------
                                                                                    1,167,190

GAS & PIPELINE UTILITIES - 0.31%
Southern Union Company                                                4,800           248,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
PREFERRED STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Williams Companies, Inc.                                                800     $      72,097
                                                                                -------------
                                                                                      320,497
                                                                                -------------
TOTAL PREFERRED STOCKS (Cost $1,399,277)                                        $   1,487,687
                                                                                -------------

CORPORATE BONDS - 6.65%

BROADCASTING - 0.01%
Continental Cablevision, Inc.
  9.50% due 08/01/2013                                           $    8,000            8,520

CELLULAR COMMUNICATIONS - 1.19%
Alamosa Delaware, Inc.
  8.50% due 01/31/2012                                              115,000           119,169
American Tower Corp.
  7.25% due 12/01/2011                                              290,000           299,425
Rogers Wireless, Inc.
  6.375% due 03/01/2014                                             565,000           548,050
  8.00% due 12/15/2012 (a)                                          270,000           277,425
                                                                                -------------
                                                                                    1,244,069

CRUDE PETROLEUM & NATURAL GAS - 0.44%
The Premcor Refining Group, Inc.
  7.50% due 06/15/2015                                              450,000           462,375

ELECTRICAL EQUIPMENT - 0.57%
Allegheny Energy Supply Company LLC
  8.25 due 04/15/2012 (a)                                           555,000           588,300

ELECTRICAL UTILITIES - 2.64%
AES Corp.
  8.875% due 02/15/2011 (a)                                         442,000           478,465
Beaver Valley Funding Corp.
  9.00% due 06/01/2017                                              102,000           119,105
DPL, Inc.
  6.875% due 09/01/2011                                             285,000           302,804
Empresa Nacional De Electricidad
  8.35% due 08/01/2013                                              198,000           221,961
Enersis SA
  7.375% due 01/15/2014                                              70,000            72,871
PSEG Energy Holdings LLC
  7.75% due 04/16/2007                                               15,000            15,412
  8.625% due 02/15/2008                                             424,000           447,320
Texas Genco LLC/Texas Genco Financing Corp.
  6.875% due 12/15/2014                                             435,000           436,088
TXU Corp.
  6.50% due 11/15/2024                                              680,000           649,814
                                                                                -------------
                                                                                    2,743,840

ENERGY - 1.80%
ANR Pipeline Company
  9.625% due 11/01/2021                                             220,000           273,200
Chesapeake Energy Corp.
  6.375% due 06/15/2015                                           1,015,000         1,002,312
  7.50% due 06/15/2014                                               50,000            52,875
NRG Energy, Inc.
  8.00% due 12/15/2013                                              517,000           546,727
                                                                                -------------
                                                                                    1,875,114
                                                                                -------------
TOTAL CORPORATE BONDS (Cost $7,109,357)                                         $   6,922,218
                                                                                -------------

SHORT TERM INVESTMENTS - 10.02%
Cargill, Inc.
  zero coupon due 04/01/2005                                     $  649,000     $     649,000
State Street Navigator Securities Lending Prime
  Portfolio (c)                                                   9,781,738         9,781,738
                                                                                -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,430,738)                                                              $  10,430,738
                                                                                -------------

TOTAL INVESTMENTS (UTILITIES TRUST)
  (COST $98,647,688) - 106.47%                                                  $ 110,856,267
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.47)%
                                                                                   (6,732,753)
                                                                                -------------
TOTAL NET ASSETS - 100.00%                                                      $ 104,123,514
                                                                                =============

REAL ESTATE SECURITIES TRUST

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS - 97.86%

HOTELS & RESTAURANTS - 7.75%
Hilton Hotels Corp.                                               1,220,800     $  27,284,880
La Quinta Corp. * (a)                                             1,662,600        14,132,100
LaSalle Hotel Properties                                            245,100         7,120,155
Starwood Hotels & Resorts Worldwide, Inc.                           314,206        18,861,786
                                                                                -------------
                                                                                   67,398,921

REAL ESTATE - 90.11%
AMB Property Corp., REIT                                            477,500        18,049,500
American Financial Realty Trust, REIT (a)                         1,032,200        15,101,086
American Land Lease, Inc., REIT (a)                                 112,400         2,600,936
Amli Residential Properties Trust, REIT (a)                          94,000         2,574,660
Apartment Investment & Management
  Company, Class A, REIT (a)                                        630,000        23,436,000
Archstone-Smith Trust, REIT                                         205,767         7,018,713
Arden Realty, Inc., REIT (a)                                        426,400        14,433,640
Avalon Bay Communities, Inc., REIT (a)                              510,861        34,171,492
BioMed Realty Trust, Inc., REIT                                     297,200         6,122,320
Brandywine Realty Trust, REIT (a)                                   350,300         9,948,520
BRE Properties, Inc., Class A, REIT                                 300,800        10,618,240
Brookfield Properties Corp.                                         448,700        17,274,950
Camden Property Trust, REIT (a)                                     266,942        12,554,282
Capital Automotive REIT (a)                                         217,500         7,203,600
CarrAmerica Realty Corp., REIT (a)                                  179,300         5,656,915
Catellus Development Corp., REIT                                    527,478        14,057,289
Colonial Properties Trust, REIT (a)                                 133,600         5,131,576
Commercial Net Lease Realty, REIT (a)                               127,600         2,354,220
CRT Properties, Inc., REIT                                          208,700         4,545,486
Developers Diversified Realty Corp., REIT                            40,700         1,617,825
Digital Realty Trust, Inc., REIT (a)                                312,600         4,492,062
Entertainment Properties Trust, REIT (a)                             93,700         3,881,991
Equity Lifestyle Properties, Inc., REIT (a)                          91,100         3,211,275
Equity Office Properties Trust, REIT                                937,100        28,234,823
Equity One, Inc., REIT                                              297,800         6,131,702
Equity Residential, REIT                                          1,552,700        50,012,467
Federal Realty Investment Trust, REIT                               361,700        17,488,195
First Potomac Realty Trust, REIT                                     97,800         2,234,730

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT              VALUE
                                                               ------              -----
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
General Growth Properties, Inc., REIT                             122,000     $      4,160,200
Glenborough Realty Trust, Inc., REIT (a)                          201,900            3,860,328
Heritage Property Investment Trust, REIT (a)                      162,500            4,823,000
Highwoods Properties, Inc., REIT (a)                              402,400           10,792,368
Host Marriott Corp., REIT                                       1,438,000           23,813,280
Inland Real Estate Corp., REIT                                    737,300           11,081,619
Innkeepers USA Trust, REIT                                         12,000              154,920
Lexington Corporate Property Trust, REIT (a)                      355,000            7,788,700
Liberty Property Trust, REIT (a)                                  521,399           20,360,631
LTC Properties, Inc., REIT                                        398,600            6,915,710
Mack-California Realty Corp., REIT                                433,558           18,361,182
National Health Investments, Inc., REIT (a)                       231,594            6,016,812
Nationwide Health Properties, Inc., REIT (a)                      225,253            4,552,363
Pan Pacific Retail Properties, Inc., REIT                         399,171           22,652,954
Parkway Properties, Inc., REIT                                     66,600            3,110,220
Pennsylvania Real Estate
  Investment Trust, REIT (a)                                      238,985            9,635,875
ProLogis, REIT                                                  1,002,200           37,181,620
Public Storage, Inc., REIT                                        622,400           35,439,456
Regency Centers Corp., REIT (a)                                   477,700           22,752,851
Senior Housing Properties Trust, REIT (a)                         511,500            8,531,820
Simon Property Group, Inc., REIT                                1,319,500           79,935,310
Taubman Centers, Inc., REIT                                       367,100           10,183,354
The Macerich Company, REIT                                         92,300            4,917,744
The Mills Corp., REIT (a)                                         437,800           23,159,620
Trizec Properties, Inc., REIT (a)                                 612,300           11,633,700
Universal Health Realty Income Trust, REIT (a)                     77,400            2,186,550
Ventas, Inc., REIT (a)                                            637,600           15,914,496
Vornado Realty Trust, REIT (a)                                    633,610           43,890,165
                                                                              ----------------
                                                                                   783,965,343
                                                                              ----------------
TOTAL COMMON STOCKS (Cost $754,880,616)                                       $    851,364,264
                                                                              ----------------
SHORT TERM INVESTMENTS - 6.17%
State Street Navigator Securities
  Lending Prime Portfolio (c)                               $  53,657,634     $     53,657,634
                                                                              ----------------

TOTAL SHORT TERM INVESTMENTS
(Cost $53,657,634)                                                            $     53,657,634
                                                                              ----------------

REPURCHASE AGREEMENTS - 1.49%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $12,984,451 on
  04/01/2005, collateralizedby
  $13,295,000 U.S. Treasury Notes,
  2.50% due 05/31/2006 (valued at
  $13,245,144, including interest) (c)                      $  12,984,000     $     12,984,000
                                                                              ----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $12,984,000)                                                            $     12,984,000
                                                                              ----------------

TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
  (COST $821,522,250) - 105.52%                                               $    918,005,898
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.52)%                                    (47,987,721)
                                                                              ----------------
TOTAL NET ASSETS - 100.00%                                                    $    870,018,177
                                                                              ================

SMALL CAP OPPORTUNITIES TRUST

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT             VALUE
                                                               ------             -----
COMMON STOCKS - 96.13%

AEROSPACE - 1.45%
Alliant Techsystems, Inc. *                                      48,000        $  3,429,600

AIR FREIGHT - 0.47%
ExpressJet Holdings, Inc. *                                      97,100           1,107,911

APPAREL & TEXTILES - 0.10%
Quiksilver, Inc. *                                                8,000             232,240

AUTO PARTS - 3.36%
American Axle & Manufacturing Holdings,
  Inc. (a)                                                       72,200           1,768,900
BorgWarner, Inc.                                                 95,000           4,624,600
Noble International, Ltd. (a)                                    69,500           1,574,870
                                                                               ------------
                                                                                  7,968,370

AUTO SERVICES - 0.92%
ADESA, Inc.                                                      54,800           1,280,128
Spartan Motors, Inc. (a)                                         88,700             891,435
                                                                               ------------
                                                                                  2,171,563

AUTOMOBILES - 1.37%
United Auto Group, Inc. (a)                                     116,800           3,250,544

BANKING - 1.47%
Cathay Bancorp, Inc. (a)                                         35,800           1,127,700
Prosperity Bancshares, Inc. (a)                                  41,100           1,088,739
UCBH Holdings, Inc.                                              31,900           1,272,810
                                                                               ------------
                                                                                  3,489,249

BUILDING MATERIALS & CONSTRUCTION - 0.59%
Eagle Materials, Inc.                                            17,300           1,400,262

CHEMICALS - 0.97%
Minerals Technologies, Inc. (a)                                  16,200           1,065,636
Techne Corp. *                                                   31,000           1,245,580
                                                                               ------------
                                                                                  2,311,216

COMPUTERS & BUSINESS EQUIPMENT - 3.30%
Anteon International Corp. * (a)                                 31,800           1,237,974
CACI International, Inc., Class A *                              69,000           3,810,870
Digi International, Inc. *                                      202,125           2,773,155
                                                                               ------------
                                                                                  7,821,999

CONSTRUCTION & MINING EQUIPMENT - 1.57%
Pason Systems, Inc.                                             119,000           3,723,515

CONSTRUCTION MATERIALS - 1.39%
Universal Forest Products, Inc.                                  84,790           3,294,092

CRUDE PETROLEUM & NATURAL GAS - 1.41%
Cimarex Energy Company * (a)                                     33,775           1,317,225
Unit Corp. *                                                     44,600           2,014,582
                                                                               ------------
                                                                                  3,331,807

DOMESTIC OIL -2.46%
Brigham Exploration Company * (a)                               123,900           1,143,597
Magnum Hunter Resources, Inc. *                                  87,425           1,408,417
Oil States International, Inc. *                                 89,800           1,845,390
TETRA Technologies, Inc. *                                       50,850           1,446,174
                                                                               ------------
                                                                                  5,843,578

ELECTRICAL EQUIPMENT - 2.25%
AMETEK, Inc.                                                    112,450           4,526,112

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                               ------            -----
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Craftmade International, Inc. (a)                               36,825        $    812,691
                                                                              ------------
                                                                                 5,338,803

ELECTRICAL UTILITIES - 0.32%
Allete, Inc. (a)                                                18,266             764,432

ELECTRONICS - 0.74%
TTM Technologies, Inc. * (a)                                   166,800           1,744,728

ENERGY - 2.48%
Headwaters, Inc. * (a)                                          34,175           1,121,623
New Jersey Resources Corp.                                      27,100           1,179,663
Southwestern Energy Company * (a)                               63,200           3,587,232
                                                                              ------------
                                                                                 5,888,518

FINANCIAL SERVICES - 5.79%
Ace Cash Express, Inc. * (a)                                    93,500           2,127,125
Affiliated Managers Group, Inc. * (a)                           56,400           3,498,492
Asset Acceptance Capital Corp. * (a)                            67,075           1,279,791
Commercial Capital Bancorp, Inc. (a)                           166,700           3,392,345
Friedman, Billings, Ramsey Group, Inc. (a)                     189,525           3,007,761
Triad Guaranty, Inc. *                                           7,975             419,565
                                                                              ------------
                                                                                13,725,079

FOOD & BEVERAGES - 0.99%
Constellation Brands, Inc., Class A *                           44,300           2,342,141

HEALTHCARE PRODUCTS - 4.56%
Kensey Nash Corp. * (a)                                         66,700           1,806,236
Merit Medical Systems, Inc. * (a)                              161,777           1,939,706
Orthofix International NV *                                     67,575           2,645,562
Polymedica Corp. (a)                                            59,400           1,886,544
Respironics, Inc. *                                             43,375           2,527,461
                                                                              ------------
                                                                                10,805,509

HEALTHCARE SERVICES - 0.62%
ICON PLC, ADR * (a)                                             39,250           1,472,660

HOMEBUILDERS - 4.62%
Pulte Homes, Inc.                                               77,675           5,719,210
Ryland Group, Inc.                                              84,300           5,228,286
                                                                              ------------
                                                                                10,947,496

HOUSEHOLD APPLIANCES - 0.63%
Drew Industries, Inc. * (a)                                     39,675           1,493,764

INDUSTRIAL MACHINERY - 3.92%
Actuant Corp., Class A * (a)                                    39,525           1,775,463
Ceradyne Inc. California * (a)                                  80,675           1,804,700
FMC Technologies, Inc. *                                        73,650           2,443,707
Graco, Inc.                                                     39,100           1,578,076
Middleby Corp. (a)                                              21,825           1,078,155
Rush Enterprises, Inc., Class B * (a)                           36,456             614,648
                                                                              ------------
                                                                                 9,294,749

INSURANCE - 2.78%
Hub International, Ltd.                                         58,000           1,119,400
RenaissanceRe Holdings, Ltd.                                    41,900           1,956,730
RLI Corp.                                                       33,700           1,396,865
Scottish Re Group, Ltd. (a)                                     94,375           2,125,325
                                                                              ------------
                                                                                 6,598,320

INTERNET SERVICE PROVIDER - 0.17%
United Online, Inc. * (a)                                       38,500             403,095

LEISURE TIME - 1.26%
Penn National Gaming, Inc. *                                   101,600           2,985,008

MANUFACTURING - 2.29%
AptarGroup, Inc.                                                21,400           1,112,372
Carlisle Companies, Inc.                                        43,975           3,068,136
Raven Industries, Inc. (a)                                      61,400           1,253,788
                                                                              ------------
                                                                                 5,434,296

MEDICAL-HOSPITALS - 0.76%
VCA Antech, Inc. *                                              88,900           1,798,447

METAL & METAL PRODUCTS - 2.13%
Matthews International Corp., Class A                           16,900             553,644
Metals USA, Inc. *                                             143,575           2,812,634
Reliance Steel & Aluminum Company (a)                           42,000           1,680,420
                                                                              ------------
                                                                                 5,046,698

MINING - 0.79%
AMCOL International Corp. (a)                                   99,800           1,872,248

MOBILE HOMES - 2.41%
Thor Industries, Inc. (a)                                       79,375           2,374,106
Winnebago Industries, Inc. (a)                                 105,350           3,329,060
                                                                              ------------
                                                                                 5,703,166

MUTUAL FUNDS - 2.88%
iShares Russell 2000 Value Index Fund (a)                       37,075           6,831,069

PETROLEUM SERVICES - 0.51%
Core Laboratories NV *                                          46,700           1,198,789

PHARMACEUTICALS - 0.51%
Prestige Brands Holdings, Inc. *                                68,250           1,204,613

POLLUTION CONTROL - 0.40%
CUNO, Inc. *                                                   18,313              941,105

RAILROADS & EQUIPMENT - 1.70%
Genesee & Wyoming, Inc., Class A * (a)                         155,250           4,022,527

REAL ESTATE - 14.73%
Aames Investment Corp., REIT                                   164,400           1,348,080
American Home Mortgage Investment Corp., REIT                  159,375           4,564,500
Anthracite Capital, Inc., REIT (a)                              80,200             893,428
Ashford Hospitality Trust, Inc., REIT (a)                      272,275           2,777,205
Corporate Office Properties Trust, REIT                         61,350           1,624,548
Correctional Properties Trust, REIT                             26,025             657,131
Equity One, Inc., REIT                                         114,925           2,366,306
Luminent Mortgage Capital, Inc., REIT (a)                      113,100           1,241,838
New Century Financial Corp., REIT (a)                          103,650           4,852,893
Newcastle Investment Corp., REIT (a)                           141,325           4,183,220
RAIT Investment Trust, REIT                                     67,575           1,812,362
Redwood Trust, Inc., REIT (a)                                   46,350           2,372,193
Saxon Capital, Inc., REIT                                      189,306           3,256,063

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT               VALUE
                                                              ------               -----
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
The Mills Corp., REIT                                            56,100        $    2,967,690
                                                                               --------------
                                                                                   34,917,457

RETAIL GROCERY - 0.32%
United Natural Foods, Inc. * (a)                                 26,500               758,695

RETAIL TRADE - 4.22%
Cabela's, Inc. * (a)                                             44,700               922,161
Guitar Center, Inc. * (a)                                        37,425             2,052,013
Hibbett Sporting Goods, Inc. *                                   49,000             1,471,960
Ritchie Brothers Auctioneers, Inc.                               29,800               941,680
School Specialty, Inc. * (a)                                     31,600             1,237,456
Sonic Automative, Inc. (a)                                       38,100               865,251
The Yankee Candle, Inc.                                          79,000             2,504,300
                                                                               --------------
                                                                                    9,994,821

SEMICONDUCTORS - 2.62%
Diodes, Inc. * (a)                                              124,000             3,364,120
Sigmatel, Inc. * (a)                                             52,500             1,965,075
White Electronic Designs Corp. * (a)                            179,000               875,310
                                                                               --------------
                                                                                    6,204,505

SOFTWARE - 0.76%
Manhattan Associates, Inc. *                                     35,400               721,098
Websense, Inc. * (a)                                             19,925             1,071,965
                                                                               --------------
                                                                                    1,793,063

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.50%
NETGEAR, Inc. * (a)                                              78,900             1,190,601

TRANSPORTATION - 1.02%
Nordic American Tanker Shipping (a)                              51,000             2,419,950

TRUCKING & FREIGHT - 5.62%
Landstar Systems, Inc. *                                         28,600               936,650
Old Dominion Freight Lines, Inc. *                              150,275             4,681,066
Oshkosh Truck Corp.                                              54,700             4,484,853
Overnite Corp.                                                  100,300             3,208,597
                                                                               --------------
                                                                                   13,311,166
                                                                               --------------
TOTAL COMMON STOCKS (Cost $197,406,998)                                        $  227,823,464
                                                                               --------------

SHORT TERM INVESTMENTS - 24.52%
State Street Navigator Securities
  Lending Prime Portfolio (c)                               $58,109,196        $   58,109,196
                                                                               --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $58,109,196)                                                             $   58,109,196
                                                                               --------------

REPURCHASE AGREEMENTS - 4.27%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $10,126,352 on
  04/01/2005, collateralized by
  $8,070,000 U.S. Treasury Bonds,
  7.50% due 11/15/2016 (valued at
  $10,333,804, including interest) (c)                      $10,126,000        $   10,126,000
                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,126,000)                                                             $   10,126,000
                                                                               --------------

TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
  (COST $265,642,194) - 124.92%                                                $  296,058,660
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.92)%                                  (59,053,289)
                                                                               --------------
TOTAL NET ASSETS - 100.00%                                                     $  237,005,371
                                                                               ==============

SMALL COMPANY VALUE TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT               VALUE
                                                              ------               -----
COMMON STOCKS - 97.32%

AEROSPACE - 1.10%
EDO Corp.                                                      130,700         $  3,927,535
Woodward Governor Company                                       64,400            4,617,480
                                                                               ------------
                                                                                  8,545,015

APPAREL & TEXTILES - 1.11%
Culp, Inc. * (a)                                               163,500              964,650
G & K Services, Class A (a)                                    189,800            7,647,042
                                                                               ------------
                                                                                  8,611,692

AUTO PARTS - 1.23%
TBC Corp. *                                                    342,500            9,542,050

AUTO SERVICES - 0.98%
Dollar Thrifty Automotive Group, Inc. * (a)                    231,600            7,591,848

BANKING - 7.36%
East West Bancorp, Inc.                                        370,000           13,660,400
First Republic Bank                                            379,650           12,289,270
Netbank, Inc.                                                  325,700            2,761,936
Silicon Valley Bancshares * (a)                                293,400           12,927,204
Texas Regional Bancshares, Inc., Class A                       510,980           15,385,608
                                                                               ------------
                                                                                 57,024,418

BIOTECHNOLOGY - 1.66%
Exelixis, Inc. * (a)                                           374,000            2,535,720
Lexicon Genetics, Inc. * (a)                                   529,700            2,706,767
Progress Software Corp. *                                      291,600            7,645,752
                                                                               ------------
                                                                                 12,888,239

BROADCASTING - 0.81%
Saga Communications, Inc., Class A *                           348,300            5,607,630
Sinclair Broadcast Group, Inc., Class A (a)                     84,300              676,929
                                                                               ------------
                                                                                  6,284,559

BUILDING MATERIALS & CONSTRUCTION - 1.09%
ElkCorp                                                        219,500            8,441,970

BUSINESS SERVICES - 4.18%
Electro Rent Corp. *                                           369,600            4,960,032
FTI Consulting, Inc. * (a)                                     242,500            5,005,200
McGrath Rentcorp                                               373,400            8,730,092
MPS Group, Inc. *                                              697,500            7,330,725
StarTek, Inc. (a)                                              151,600            2,546,880
Wireless Facilities, Inc. * (a)                                605,200            3,782,500
                                                                               ------------
                                                                                 32,355,429

CHEMICALS - 2.17%
Airgas, Inc.                                                   285,200            6,813,428
Arch Chemicals, Inc.                                           215,500            6,135,285
MacDermid, Inc. (a)                                            117,300            3,812,250
                                                                               ------------
                                                                                 16,760,963

COMPUTERS & BUSINESS EQUIPMENT - 1.17%
Brooks Automation, Inc. * (a)                                  264,600            4,016,628

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT               VALUE
                                                              ------               -----
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Helix Technology Corp. (a)                                     326,500         $   5,050,955
                                                                               -------------
                                                                                   9,067,583

CONSTRUCTION & MINING EQUIPMENT - 0.90%
Carbo Ceramics, Inc.                                            99,400             6,972,910

CONSTRUCTION MATERIALS - 2.97%
Ameron International Corp. (a)                                 104,200             3,751,200
Florida Rock Industries, Inc.                                  159,125             9,359,732
JLG Industries, Inc. (a)                                       459,200             9,895,760
                                                                               -------------
                                                                                  23,006,692

DOMESTIC OIL - 4.18%
Forest Oil Corp. *                                             264,100            10,696,050
Magnum Hunter Resources, Inc. *                                280,100             4,512,411
TETRA Technologies, Inc. *                                     284,800             8,099,712
Whiting Petroleum Corp. * (a)                                  223,000             9,093,940
                                                                               -------------
                                                                                  32,402,113

DRUGS & HEALTH CARE - 2.37%
Arrow International, Inc. (a)                                  125,300             4,304,055
Bone Care International, Inc. * (a)                            296,300             7,686,022
Diversa Corp. * (a)                                            416,100             2,072,178
Landauer, Inc.                                                  89,600             4,259,584
                                                                               -------------
                                                                                  18,321,839

ELECTRICAL EQUIPMENT - 1.95%
C & D Technologies, Inc.                                       252,700             2,539,635
Genlyte Group, Inc. *                                           47,400             4,264,578
Littelfuse, Inc. * (a)                                         197,044             5,645,311
Methode Electronics, Inc., Class A                             216,500             2,621,815
                                                                               -------------
                                                                                  15,071,339

ELECTRICAL UTILITIES - 2.42%
Black Hills Corp. (a)                                          191,600             6,336,212
Cleco Corp.                                                    212,900             4,534,770
El Paso Electric Company *                                     244,900             4,653,100
Otter Tail Corp.                                               127,700             3,197,608
                                                                               -------------
                                                                                  18,721,690

ELECTRONICS - 2.58%
Analogic Corp. (a)                                              60,800             2,629,600
Belden CDT, Inc.                                               313,850             6,970,609
Franklin Electric, Inc.                                        275,300            10,387,069
                                                                               -------------
                                                                                  19,987,278

FINANCIAL SERVICES - 1.25%
Triad Guaranty, Inc. *                                         184,599             9,711,753

FOOD & BEVERAGES - 0.25%
Centerplate, Inc.                                              152,000             1,927,360

FOREST PRODUCTS - 0.80%
Deltic Timber Corp.                                            157,800             6,169,980

FURNITURE & FIXTURES - 0.77%
Stanley Furniture Company, Inc.                                126,600             5,985,648

GAS & PIPELINE UTILITIES - 0.55%
Vectren Corp.                                                  159,500             4,249,080

GOLD - 0.57%
Meridian Gold, Inc. * (a)                                      262,900             4,427,236

HEALTHCARE PRODUCTS - 1.32%
Owens & Minor, Inc. (a)                                        375,100            10,183,965

HOTELS & RESTAURANTS - 2.74%
LaSalle Hotel Properties (a)                                   231,700             6,730,885
RARE Hospitality International, Inc. *                         349,350            10,787,928
Ruby Tuesday, Inc. (a)                                         153,700             3,733,373
                                                                               -------------
                                                                                  21,252,186

INDUSTRIAL MACHINERY - 1.19%
IDEX Corp. (a)                                                 229,150             9,246,203

INSURANCE - 4.12%
Brown & Brown, Inc.                                             16,600               765,094
Markel Corp. *                                                  25,300             8,733,813
Midland Company                                                160,910             5,070,274
ProAssurance Corp. *                                           323,300            12,770,350
Scottish Re Group, Ltd. (a)                                    203,700             4,587,324
                                                                               -------------
                                                                                  31,926,855
INVESTMENT COMPANIES - 2.02%
Allied Capital Corp.                                           255,500             6,668,550
American Capital Strategies, Ltd. (a)                          107,600             3,379,716
First Financial Fund, Inc. (a)                                 311,100             5,606,022
                                                                               -------------
                                                                                  15,654,288

LEISURE TIME - 1.25%
SCP Pool Corp. (a)                                             302,999             9,653,548

LIFE SCIENCES - 0.47%
Symyx Technologies, Inc. *                                     163,700             3,609,585

MANUFACTURING - 3.39%
AptarGroup, Inc.                                               183,500             9,538,330
Nordson Corp.                                                  219,544             8,083,610
Thomas Industries, Inc. (a)                                    218,300             8,653,412
                                                                               -------------
                                                                                  26,275,352

METAL & METAL PRODUCTS - 2.37%
Gibraltar Industries, Inc.                                     337,550             7,405,847
Matthews International Corp., Class A (a)                      333,885            10,938,073
                                                                               -------------
                                                                                  18,343,920

MINING - 1.52%
Perm Virginia Corp.                                            257,000            11,796,300

MOBILE HOMES - 0.60%
Skyline Corp.                                                  120,200             4,626,498

MUTUAL FUNDS - 0.52%
iShares Russell 2000 Value Index Fund (a)                       21,800             4,016,650

NEWSPAPERS - 0.62%
Journal Register Company *                                     289,100             4,827,970

PAPER - 1.04%
Chesapeake Corp.                                                95,900             2,015,818
Wausau-Mosinee Paper Corp.                                     426,500             6,030,710
                                                                               -------------
                                                                                   8,046,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                            AMOUNT              VALUE
                                                            ------              -----
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 3.25%
Atwood Oceanics, Inc. *                                        94,200        $   6,268,068
Lone Star Technologies, Inc. *                                132,000            5,204,760
TODCO *                                                       366,800            9,478,112
W - H Energy Services, Inc. *                                 175,600            4,202,108
                                                                             -------------
                                                                                25,153,048

RAILROADS & EQUIPMENT - 0.66%
Genesee & Wyoming, Inc., Class A * (a)                        196,100            5,080,951

REAL ESTATE - 4.50%
Bedford Property Investments, Inc., REIT                      195,300            4,263,399
Glenborough Realty Trust, Inc., REIT                          152,200            2,910,064
Innkeepers USA Trust, REIT                                    220,100            2,841,491
Kilroy Realty Corp., REIT                                     237,200            9,703,852
Strategic Hotel Cap, Inc., REIT                               241,000            3,542,700
Sun Communities, Inc., REIT                                   178,400            6,386,720
Washington REIT                                               181,100            5,206,625
                                                                             -------------
                                                                                34,854,851

RETAIL GROCERY - 0.63%
Nash-Finch Company (a)                                         70,800            2,689,692
Wild Oats Markets, Inc. * (a)                                 205,100            2,180,213
                                                                             -------------
                                                                                 4,869,905

RETAIL TRADE - 6.71%
Aaron Rents, Inc., Class A                                     22,050              391,608
Aaron Rents, Inc., Class B (a)                                630,200           12,604,000
Casey's General Stores, Inc.                                  354,500            6,370,365
CSS Industries, Inc. (a)                                      182,350            6,664,892
Fred's, Inc., Class A (a)                                     241,400            4,144,838
Hancock Fabrics, Inc. (a)                                     249,800            1,858,512
Haverty Furniture Companies, Inc.                             432,200            6,591,050
Stein Mart, Inc. * (a)                                        591,700           13,313,250
                                                                             -------------
                                                                                51,938,515

SANITARY SERVICES - 2.15%
Casella Waste Systems, Inc., Class A *                        437,400            5,786,802
Insituform Technologies, Inc., Class A * (a)                  362,900            5,265,679
Waste Connections, Inc. *                                     161,150            5,599,963
                                                                             -------------
                                                                                16,652,444

SEMICONDUCTORS - 1.81%
ATMI, Inc. * (a)                                              166,700            4,174,168
Exar Corp. * (a)                                              303,400            4,065,560
Mykrolis Corp. *                                              405,000            5,791,500
                                                                             -------------
                                                                                14,031,228

SOFTWARE - 2.77%
Packeteer, Inc. * (a)                                         459,300            7,068,627
SPSS, Inc. *                                                  268,200            4,663,998
Websense, Inc. *                                              180,400            9,705,520
                                                                             -------------
                                                                                21,438,145

STEEL - 1.15%
Carpenter Technology Corp.                                    149,500            8,881,795

TIRES & RUBBER - 0.44%
Myers Indiana, Inc.                                           238,600            3,366,646

TRANSPORTATION - 1.61%
Kirby Corp.*                                                  205,300            8,628,759
Macquarie Infrastructure Company Trust *                      136,200            3,813,600
                                                                             -------------
TRUCKING & FREIGHT - 4.05%                                                      12,442,359
Landstar Systems, Inc.*                                       632,200           20,704,550
UTI Worldwide, Inc. (a)                                       153,800           10,681,410
                                                                             -------------
                                                                                31,385,960
                                                                             -------------
TOTAL COMMON STOCKS (Cost $559,413,581)                                      $ 753,624,379
                                                                             -------------

SHORT TERM INVESTMENTS - 11.20%
State Street Navigator Securities
  Lending Prime Portfolio (c)                             $69,188,045        $  69,188,045
T.Rowe Price Reserve Investment Fund (c)                   17,594,110           17,594,111
                                                                             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $86,782,156)                                                           $  86,782,156
                                                                             -------------

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $2,100,073 on 04/01/2005,
  collateralized by $1,525,000 U.S. Treasury Bonds,
  8.75% due 05/15/2017 (valued at $2,142,625,
  including interest)                                     $ 2,100,000        $   2,100,000
                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,100,000)                                                            $   2,100,000
                                                                             -------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
  (COST $648,295,737) - 108.79%                                              $ 842,506,535
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.79)%                                (68,107,305)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                   $ 774,399,230
                                                                             =============

SPECIAL VALUE TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                              ------             -----
COMMON STOCKS - 86.05%

AEROSPACE - 1.39%
DRS Technologies, Inc. *                                       10,300         $   437,750
Fairchild Corp. Class A * (a)                                   4,400              13,640
HEICO Corp., Class A                                           18,900             299,943
                                                                              -----------
                                                                                  751,333

AIR TRAVEL - 0.98%
SkyWest, Inc.                                                  28,600             531,674

APPAREL & TEXTILES - 1.13%
Timberland Company, Class A *                                   8,600             609,998

BANKING - 7.44%
Amcore Financial, Inc.                                          7,100             200,575
BancTrust Financial Group, Inc. (a)                             3,500              70,840
City Bank Lynwood Washington (a)                                1,200              38,808
Corus Bankshares, Inc.                                          9,600             457,824

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                              ------          -----
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Cullen Frost Bankers, Inc.                                      9,800       $   442,470
Downey Financial Corp.                                          7,000           430,710
First Albany Companies, Inc. (a)                               21,800           199,688
First Charter Corp. (a)                                        19,500           440,505
First State Bancorporation                                     20,200           342,895
IBERIABANK Corp. (a)                                            3,000           168,780
Pacific Capital Bancorp (a)                                    13,566           403,996
Sterling Bancorp                                               10,460           253,864
Umpqua Holdings Corp. (a)                                       9,600           224,160
Webster Financial Corp.                                         7,500           340,575
                                                                            -----------
                                                                              4,015,690

BUSINESS SERVICES - 3.62%
Black Box Corp.                                                 6,800           254,388
John H. Harland Company (a)                                     9,900           340,164
Labor Ready, Inc. * (a)                                        34,700           647,155
Perot Systems Corp., Class A *                                 10,800           145,152
Watson Wyatt & Company Holdings                                20,900           568,480
                                                                            -----------
                                                                              1,955,339

CHEMICALS - 1.54%
A. Schulman, Inc. (a)                                          15,900           276,978
Lyondell Chemical Company                                      19,850           554,212
                                                                            -----------
                                                                                831,190

COMPUTERS & BUSINESS EQUIPMENT - 1.68%
Electronics For Imaging, Inc. *                                11,300           201,592
Pomeroy Computer Resources, Inc. *                             22,200           330,780
Rimage Corp. *                                                  5,100           101,235
Tech Data Corp. *                                               7,400           274,244
                                                                            -----------
                                                                                907,851

CONSTRUCTION & MINING EQUIPMENT - 1.50%
National Oilwell, Inc. *                                       17,395           812,346
CONSTRUCTION MATERIALS - 1.23%
EMCOR Group, Inc. *                                             8,200           383,924
Patrick Industries, Inc. * (a)                                 27,200           278,800
                                                                            -----------
                                                                                662,724

CONTAINERS & GLASS - 0.68%
Smurfit-Stone Container Corp. *                                23,800           368,186

COSMETICS & TOILETRIES - 1.18%
Steiner Leisure, Ltd. *                                        19,500           637,455

CRUDE PETROLEUM & NATURAL GAS - 1.97%
Newfield Exploration Company *                                  4,900           363,874
XTO Energy, Inc.                                               21,366           701,659
                                                                            -----------
                                                                              1,065,533

DOMESTIC OIL - 1.39%
Denbury Resources, Inc. *                                      21,300           750,399

ELECTRICAL EQUIPMENT - 0.46%
Powell Industries, Inc. * (a)                                     800            14,816
Tektronix, Inc.                                                 9,522           233,575
                                                                            -----------
                                                                                248,391

ELECTRICAL UTILITIES - 0.19%
MGE Energy, Inc. (a)                                            3,100       $   102,765

ELECTRONICS - 1.57%
Bel Fuse, Inc., Class B (a)                                     5,000           151,500
Mercury Computer Systems, Inc. *                               11,900           328,202
Woodhead Industries, Inc.                                      27,100           368,560
                                                                            -----------
                                                                                848,262

ENERGY - 0.52%
New Jersey Resources Corp.                                      6,400           278,592

FINANCIAL SERVICES - 1.65%
Financial Federal Corp. (a)                                     9,100           321,867
Portfolio Recovery Associates, Inc. * (a)                      10,000           340,300
Triad Guaranty, Inc. *                                          4,400           231,484
                                                                            -----------
                                                                                893,651

FOOD & BEVERAGES - 1.86%
Hain Celestial Group, Inc. *                                   30,600           570,384
Performance Food Group Company *                               15,600           431,808
                                                                            -----------
                                                                              1,002,192

FURNITURE & FIXTURES - 0.73%
Furniture Brands International, Inc.                           18,100           394,761

GAS & PIPELINE UTILITIES - 0.53%
Northwest Natural Gas Company (a)                               7,900           285,743

HEALTHCARE SERVICES - 4.58%
AMERIGROUP Corp. *                                             14,200           519,152
Apria Healthcare Group, Inc. *                                 17,500           561,750
Cross Country Healthcare, Inc. * (a)                           30,700           514,532
MedQuist, Inc. * (a)                                           31,300           419,420
National Dentex Corp. *                                        23,200           457,040
                                                                            -----------
                                                                              2,471,894

HOTELS & RESTAURANTS - 2.29%
Benihana, Inc. Class A *                                       21,300           322,908
LaSalle Hotel Properties                                       13,100           380,555
O'Charley's, Inc. *                                            24,500           532,630
                                                                            -----------
                                                                              1,236,093

INDUSTRIAL MACHINERY - 6.16%
Albany International Corp., Class A                            18,800           580,544
Cummins, Inc. (a)                                               7,900           555,765
IDEX Corp.                                                     18,300           738,405
Kennametal, Inc.                                               10,100           479,649
Lindsay Manufacturing Company (a)                              12,400           236,592
Sauer-Danfoss, Inc.                                            32,500           735,475
                                                                            -----------
                                                                              3,326,430

INDUSTRIALS - 1.88%
Crane Company                                                  16,800           483,672
Harsco Corp.                                                    8,900           530,529
                                                                            -----------
                                                                              1,014,201

INSURANCE - 2.21%
CNA Surety Corp. * (a)                                         23,400           318,240
Midland Company (a)                                            16,200           510,462

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT           VALUE
                                                             ------           -----
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
RLI Corp.                                                       8,800       $   364,760
                                                                            -----------
                                                                              1,193,462

INTERNET CONTENT - 0.53%
McAfee, Inc. *                                                 12,600           284,256

INTERNET RETAIL - 0.39%
NetIQ Corp. *                                                  18,600           212,598

INTERNET SOFTWARE - 0.13%
RealNetworks, Inc. * (a)                                       11,700            67,626

MANUFACTURING - 5.73%
AptarGroup, Inc.                                               10,300           535,394
Kaydon Corp. (a)                                               19,200           602,880
Pentair, Inc.                                                  18,300           713,700
Roper Industries, Inc.                                         10,800           707,400
Snap-on, Inc.                                                   9,400           298,826
Thomas Industries, Inc.                                         6,000           237,840
                                                                            -----------
                                                                              3,096,040

MEDICAL-HOSPITALS - 1.24%
RehabCare Group, Inc. *                                        23,400           671,814

METAL & METAL PRODUCTS - 2.76%
Gibraltar Industries, Inc.                                     24,350           534,239
Mueller Industries, Inc.                                       12,800           360,320
Timken Company                                                 21,700           593,278
                                                                            -----------
                                                                              1,487,837

MUTUAL FUNDS - 4.95%
iShares Russell 2000 Value Index Fund (a)                      14,500         2,671,625

OFFICE FURNISHINGS & SUPPLIES - 1.35%
IKON Office Solutions, Inc.                                    15,300           151,317
United Stationers, Inc. *                                      12,800           579,200
                                                                            -----------
                                                                                730,517

PAPER - 1.13%
Pope & Talbot, Inc.                                            34,700           610,026

PETROLEUM SERVICES - 1.68%
RFC, Inc. (a)                                                   9,750           148,103
TODCO *                                                        29,300           757,112
                                                                            -----------
                                                                                905,215

PHARMACEUTICALS - 0.55%
Bentley Pharmaceuticals, Inc. * (a)                            40,400           297,344

RAILROADS & EQUIPMENT - 0.74%
Wabtec Corp.                                                   19,600           401,604

REAL ESTATE - 3.70%
American Land Lease, Inc., REIT (a)                             9,500           219,830
Cousins Properties, Inc., REIT                                  8,500           219,895
Duke Realty Corp., REIT                                         6,700           199,995
Equity One, Inc., REIT                                         14,600           300,614
Host Marriott Corp., REIT                                      21,400           354,384
Liberty Property Trust, REIT                                    6,000           234,300
Pan Pacific Retail Properties, Inc., REIT                       8,300           471,025
                                                                            -----------
                                                                              2,000,043

RETAIL TRADE - 6.33%
Cato Corp., Class A                                            22,400           722,400
Deb Shops, Inc.                                                 9,500           268,090
Dillard's, Inc., Class A (a)                                   23,600           634,840
Linens'n Things, Inc. *                                        14,300           355,069
The Buckle, Inc.                                               13,200           460,812
The Neiman Marcus Group, Inc., Class A                         10,700           979,157
                                                                            -----------
                                                                              3,420,368

SEMICONDUCTORS - 0.42%
Exar Corp. *                                                   17,000           227,800

SOFTWARE - 1.17%
Dendrite International, Inc. *                                 20,600           289,224
EPIQ Systems, Inc. * (a)                                       21,800           282,964
Micromuse, Inc. *                                              12,600            57,078
                                                                            -----------
                                                                                629,266

TRANSPORTATION - 0.78%
Kirby Corp. *                                                   9,200           386,676
Stonepath Group, Inc. *                                        29,400            31,752
                                                                            -----------
                                                                                418,428

TRAVEL SERVICES - 0.42%
Pegasus Solutions, Inc. * (a)                                  19,400           229,308

TRUCKING & FREIGHT - 1.69%
Arkansas Best Corp.                                            14,800           559,144
Navistar International Corp. *                                  9,700           353,080
                                                                            -----------
                                                                                912,224

TOTAL COMMON STOCKS (Cost $40,239,089)                                      $46,470,094
                                                                            -----------

CORPORATE BONDS - 0.09%

METAL & METAL PRODUCTS - 0.09%
Mueller Industries, Inc.
  6.00% due 11/01/2014 (a)                                $    52,000            50,310
                                                                            -----------
TOTAL CORPORATE BONDS (Cost $50,993)                                        $    50,310
                                                                            -----------

SHORT TERM INVESTMENTS - 16.21%
State Street Navigator Securities Lending Prime
  Portfolio (c)                                           $ 8,754,892       $ 8,754,892
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS (Cost $8,754,892)                              $ 8,754,892
                                                                            -----------

REPURCHASE AGREEMENTS - 14.18%
Repurchase Agreement with State Street Corp. dated
  03/31/2005 at 1.25% to be repurchased at $7,654,266 on
  04/01/2005, collateralized by $5,760,000 U.S. Treasury
  Bonds, 7.625% due 02/15/2025 (valued at $7,808,682,
  including interest) (c)                                 $ 7,654,000       $ 7,654,000
                                                                            -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,654,000)                                                           $ 7,654,000
                                                                            -----------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
   (COST $56,698,974) - 116.53%                                             $ 62,929,296
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.53)%                              (8,925,829)
                                                                            ------------
TOTAL NET ASSETS - 100.00%                                                  $ 54,003,467
                                                                            ============


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT                VALUE
                                                             ------                -----
COMMON STOCKS - 97.74%

ADVERTISING - 1.53%
The Interpublic Group of Companies, Inc. *                   897,700          $    11,023,756

AGRICULTURE - 5.83%
Archer-Daniels-Midland Company                               570,600               14,025,348
Monsanto Company                                             225,500               14,544,750
Mosaic Company * (a)                                         781,500               13,332,390
                                                                              ---------------
                                                                                   41,902,488

APPAREL & TEXTILES - 0.88%
Tommy Hilfiger Corp. *                                       540,200                6,320,340

AUTO PARTS - 3.73%
Dana Corp.                                                   849,400               10,863,826
Genuine Parts Company                                        367,600               15,986,924
                                                                              ---------------
                                                                                   26,850,750

BROADCASTING - 0.97%
Westwood One, Inc. *                                         341,600                6,951,560

BUSINESS SERVICES - 5.65%
Cadence Design Systems, Inc. * (a)                           793,600               11,864,320
Computer Sciences Corp. * (a)                                157,600                7,225,960
R.H. Donnelley Corp. *                                       132,300                7,685,307
R.R. Donnelley & Sons Company                                438,745               13,873,117
                                                                              ---------------
                                                                                   40,648,704

CHEMICALS - 4.34%
Crompton Corp. (a)                                           784,200               11,449,320
Eastman Chemical Company                                     335,100               19,770,900
                                                                              ---------------
                                                                                   31,220,220

COMPUTERS & BUSINESS EQUIPMENT - 1.13%
Sybase, Inc. *                                               438,300                8,091,018

CONTAINERS & GLASS - 3.98%
Ball Corp.                                                   329,000               13,646,920
Pactiv Corp. *                                               641,000               14,967,350
                                                                              ---------------
                                                                                   28,614,270

CRUDE PETROLEUM & NATURAL GAS - 2.04%
EOG Resources, Inc.                                          301,000               14,670,740

ELECTRICAL EQUIPMENT - 1.94%
Hubbell, Inc., Class B                                       272,900               13,945,190

ELECTRICAL UTILITIES - 5.08%
Ameren Corp. (a)                                             272,300               13,345,423
CMS Energy Corp. * (a)                                       814,100               10,615,864
Northeast Utilities                                          506,400                9,758,328
Puget Energy, Inc.                                           128,400                2,829,936
                                                                              ---------------
                                                                                   36,549,551

FOOD & BEVERAGES - 1.05%
Dean Foods Company *                                         220,100                7,549,430

FURNITURE & FIXTURES - 1.28%
Leggett & Platt, Inc.                                        319,500                9,227,160

GAS & PIPELINE UTILITIES - 2.23%
NiSource, Inc. (a)                                           506,500               11,543,135
Southwest Gas Corp. (a)                                      186,500                4,505,840
                                                                              ---------------
                                                                                   16,048,975

HEALTHCARE PRODUCTS - 1.82%
Bausch & Lomb, Inc. (a)                                      178,600               13,091,380

HOTELS & RESTAURANTS - 1.53%
Brinker International, Inc. *                                213,600                7,736,592
Yum! Brands, Inc.                                             62,300                3,227,763
                                                                              ---------------
                                                                                   10,964,355

HOUSEHOLD PRODUCTS - 1.54%
Newell Rubbermaid, Inc.                                      344,000                7,547,360
Tupperware Corp. (a)                                         172,100                3,503,956
                                                                              ---------------
                                                                                   11,051,316

INDUSTRIAL MACHINERY - 3.63%
CNH Global NV                                                241,562                4,538,950
Cummins, Inc. (a)                                            129,600                9,117,360
W.W. Grainger, Inc.                                          199,800               12,441,546
                                                                              ---------------
                                                                                   26,097,856

INSURANCE - 12.74%
ACE, Ltd.                                                     53,000                2,187,310
Aetna, Inc.                                                  207,000               15,514,650
Conseco, Inc. *                                              458,300                9,358,486
Everest Re Group, Ltd.                                       145,000               12,340,950
Lincoln National Corp.                                        74,900                3,380,986
PartnerRe, Ltd.                                              187,200               12,093,120
SAFECO Corp. (a)                                             349,800               17,038,758
The PMI Group, Inc.                                          238,400                9,061,584
XL Capital, Ltd., Class A                                    146,500               10,602,205
                                                                              ---------------
                                                                                   91,578,049

INTERNET SOFTWARE - 1.50%
McAfee, Inc. *                                               479,000               10,806,240

MANUFACTURING - 1.43%
Snap-on, Inc.                                                324,400               10,312,676

METAL & METAL PRODUCTS - 1.75%
Timken Company                                               461,400               12,614,676

MINING - 1.75%
Potash Corp. of Saskatchewan, Inc. (a)                       144,100               12,610,191

OFFICE FURNISHINGS & SUPPLIES - 1.04%
OfficeMax, Inc. (a)                                          222,700                7,460,450

PAPER - 4.60%
Bowater, Inc. (a)                                            154,000                5,801,180
Georgia-Pacific Corp. (a)                                    426,470               15,135,420
MeadWestvaco Corp.                                           382,300               12,164,786
                                                                              ---------------
                                                                                   33,101,386

PETROLEUM SERVICES - 6.51%
GlobalSantaFe Corp.                                          392,700               14,545,608
Halliburton Company                                          430,700               18,627,775
Pride International, Inc. *                                  548,500               13,624,740
                                                                              ---------------
                                                                                   46,798,123

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                -----------      -------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 3.31%
Caremark Rx, Inc. *                                                 197,500      $   7,856,550
King Pharmaceuticals, Inc. *                                        938,500          7,798,935
Mylan Laboratories, Inc. (a)                                        457,800          8,112,216
                                                                                 -------------
                                                                                    23,767,701

PUBLISHING -1.10%
American Greetings Corp., Class A (a)                               309,500          7,886,060

REAL ESTATE - 2.85%
Health Care Property Investors, Inc., REIT                           67,200          1,577,184
Healthcare Realty Trust, Inc., REIT                                 182,200          6,639,368
Host Marriott Corp., REIT                                           742,996         12,304,014
                                                                                 -------------
                                                                                    20,520,566

RETAIL GROCERY - 1.40%
Albertsons, Inc. (a)                                                162,200          3,349,430
Safeway, Inc. *                                                     230,300          4,267,459
SUPERVALU, Inc.                                                      73,700          2,457,895
                                                                                 -------------
                                                                                    10,074,784

RETAIL TRADE - 4.76%
Federated Department Stores, Inc.                                    77,600          4,938,464
Foot Locker, Inc.                                                   522,300         15,303,390
May Department Stores Company                                       242,400          8,973,648
Payless ShoeSource, Inc. * (a)                                      316,700          5,000,693
                                                                                 -------------
                                                                                    34,216,195

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.01%
Avaya, Inc. *                                                       620,300          7,245,104

TELEPHONE - 1.05%
CenturyTel, Inc.                                                    230,000          7,553,200

TRAVEL SERVICES - 0.76%
Sabre Holdings Corp.                                                249,100          5,450,308
                                                                -----------      -------------
TOTAL COMMON STOCKS (Cost $549,543,834)                                          $ 702,814,768
                                                                                 -------------

SHORT TERM INVESTMENTS - 10.85%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                   $78,033,826      $  78,033,826
                                                                -----------      -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $78,033,826)                                                               $  78,033,826
                                                                                 -------------

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $16,709,580 on
  04/01/2005, collateralized by
  $11,880,000 U.S. Treasury Bonds,
  8.75% due 08/15/2020 (valued at
  $17,044,212, including interest)                              $16,709,000      $  16,709,000
                                                                -----------      -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $16,709,000)                                                               $  16,709,000
                                                                                 -------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
  (COST $644,286,660) - 110.91%                                                  $ 797,557,594
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.91)%                                   (78,481,178)
                                                                                 -------------
TOTAL NET ASSETS - 100.00%                                                       $ 719,076,416
                                                                                 =============

VALUE TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                ----------       ------------
COMMON STOCKS - 91.60%

AEROSPACE - 2.39%
Goodrich Corp.                                                      184,640      $   7,069,866

AIR TRAVEL - 3.23%
Southwest Airlines Company                                          671,040          9,555,609

BANKING -5.61%
Northern Trust Corp.                                                161,460          7,013,823
Sovereign Bancorp, Inc.                                             433,990          9,617,218
                                                                                 -------------
                                                                                    16,631,041

BIOTECHNOLOGY - 2.95%
Applera Corp. - Applied Biosystems Group                            443,140          8,747,583

BUSINESS SERVICES - 10.71%
Fluor Corp.                                                         154,310          8,553,403
Manpower, Inc.                                                      169,400          7,372,288
The BISYS Group, Inc. *                                             359,770          5,641,194
Valassis Communications, Inc. *                                     291,170         10,179,303
                                                                                 -------------
                                                                                    31,746,188

CHEMICALS - 2.00%
Lyondell Chemical Company                                           211,890          5,915,969

COMPUTERS & BUSINESS EQUIPMENT - 2.06%
Tech Data Corp. *                                                   164,400          6,092,664

CONTAINERS & GLASS - 1.95%
Sealed Air Corp. *                                                  111,270          5,779,364

COSMETICS & TOILETRIES - 0.20%
International Flavors & Fragrances, Inc.                             14,930            589,735

CRUDE PETROLEUM & NATURAL GAS - 1.57%
Amerada Hess Corp.                                                   48,460          4,662,337

ELECTRICAL EQUIPMENT - 3.66%
Hubbell, Inc., Class B                                              211,950         10,830,645

ELECTRICAL UTILITIES - 7.01%
Constellation Energy Group, Inc.                                    152,810          7,900,277
Edison International                                                189,800          6,589,856
Wisconsin Energy Corp.                                              177,240          6,292,020
                                                                                 -------------
                                                                                    20,782,153

FINANCIAL SERVICES - 2.41%
A.G. Edwards, Inc.                                                  159,690          7,154,112

FOOD & BEVERAGES - 2.52%
Tyson Foods, Inc., Class A                                          447,630          7,466,468

HEALTHCARE PRODUCTS - 2.13%
Bausch & Lomb, Inc.                                                  86,090          6,310,397

HEALTHCARE SERVICES - 1.79%
IMS Health, Inc.                                                    217,610          5,307,508

HOUSEHOLD PRODUCTS - 2.41%
Newell Rubbermaid, Inc.                                             325,840          7,148,930

INDUSTRIAL MACHINERY - 4.51%
Cooper Cameron Corp. *                                              133,830          7,656,414
Pall Corp.                                                          210,950          5,720,964
                                                                                 -------------
                                                                                    13,377,378

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                -----------      --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 8.12%
ACE, Ltd.                                                           145,770      $   6,015,928
Conseco, Inc. *                                                     347,280          7,091,458
Horace Mann Educators Corp.                                         183,260          3,251,032
The PMI Group, Inc.                                                 202,740          7,706,147
                                                                                 -------------
                                                                                    24,064,565

MANUFACTURING - 1.41%
York International Corp.                                            106,420          4,169,536

OFFICE FURNISHINGS & SUPPLIES - 2.57%
Office Depot, Inc. *                                                342,870          7,604,857

PETROLEUM SERVICES - 3.57%
Transocean, Inc. *                                                  121,770          6,266,284
Valero Energy Corp.                                                  58,960          4,319,999
                                                                                 -------------
                                                                                    10,586,283

PHARMACEUTICALS - 3.36%
Mylan Laboratories, Inc.                                            131,940          2,337,977
Watson Pharmaceuticals, Inc. *                                      247,700          7,611,821
                                                                                 -------------
                                                                                     9,949,798

PUBLISHING -3.15%
Scholastic Corp. *                                                  253,360          9,346,450

REAL ESTATE -1.56%
The Macerich Company, REIT                                           86,540          4,610,851

RETAIL TRADE - 4.77%
Dollar General Corp.                                                318,190          6,971,543
Linens'n Things, Inc. *                                             287,990          7,150,792
                                                                                 -------------
                                                                                    14,122,335
TELEPHONE - 2.26%
CenturyTel, Inc.                                                    203,900          6,696,076

TRAVEL SERVICES - 1.72%
Sabre Holdings Corp.                                                232,600          5,089,288
                                                                -----------      -------------
TOTAL COMMON STOCKS (Cost $234,839,944)                                          $ 271,407,986
                                                                                 -------------
SHORT TERM INVESTMENTS - 7.18%
Federal Home Loan Mortgage Corp.
  zero coupon due 04/01/2005                                    $21,274,000      $  21,274,000
                                                                -----------      -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $21,274,000)                                                               $  21,274,000
                                                                                 -------------
TOTAL INVESTMENTS (VALUE TRUST)
  (COST $256,113,944) - 98.78%                                                   $ 292,681,986
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.22%                                        3,613,753
                                                                                 -------------
TOTAL NET ASSETS - 100.00%                                                       $ 296,295,739
                                                                                 =============

ALL CAP VALUE TRUST

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
                                                                  ----------     -------------
COMMON STOCKS - 95.72%

ADVERTISING - 0.07%
The Interpublic Group Of Companies, Inc. *                           22,900      $     281,212

AEROSPACE - 0.55%
Moog, Inc., Class A * (a)                                            21,200            958,240
Woodward Governor Company (a)                                        18,300          1,312,110
                                                                                 -------------
                                                                                     2,270,350

AGRICULTURE - 1.17%
Archer-Daniels-Midland Company                                      196,200          4,822,596

AIR TRAVEL - 0.22%
Frontier Airlines, Inc. * (a)                                        85,400            894,992

ALUMINUM - 0.79%
Alcoa, Inc.                                                         107,830          3,276,954

APPAREL & TEXTILES - 0.34%
NIKE, Inc., Class B                                                  16,800          1,399,608

AUTO PARTS - 0.60%
Dana Corp.                                                          100,000          1,279,000
Genuine Parts Company                                                28,100          1,222,069
                                                                                 -------------
                                                                                     2,501,069

BANKING - 5.87%
Bank of America Corp.                                               116,058          5,118,158
Bank of New York Company, Inc.                                      113,000          3,282,650
Cullen Frost Bankers, Inc.                                          102,900          4,645,935
TCF Financial Corp.                                                  24,100            654,315
W Holding Company, Inc. (a)                                         132,039          1,329,633
Wachovia Corp.                                                       81,700          4,159,347
Webster Financial Corp.                                              46,400          2,107,024
Wells Fargo Company                                                  50,000          2,990,000
                                                                                 -------------
                                                                                    24,287,062

BROADCASTING - 1.42%
Viacom, Inc., Class B                                               127,100          4,426,893
Westwood One, Inc. *                                                 70,500          1,434,675
                                                                                 -------------
                                                                                     5,861,568

BUSINESS SERVICES - 2.16%
Cadence Design Systems, Inc. *                                      323,100          4,830,345
R.R. Donnelley & Sons Company                                       130,000          4,110,600
                                                                                 -------------
                                                                                     8,940,945

CABLE AND TELEVISION - 2.14%
Comcast Corp.- Special Class A *                                    264,800          8,844,320

CELLULAR COMMUNICATIONS - 1.27%
Motorola, Inc.                                                      350,655          5,249,305

CHEMICALS - 5.02%
Cytec Industries, Inc.                                               73,000          3,960,250
E.I. Du Pont De Nemours & Company                                   151,600          7,767,984
Eastman Chemical Company                                             41,300          2,436,700
OM Group, Inc. *                                                     22,400            681,408
Praxair, Inc.                                                        78,900          3,776,154
Valspar Corp. (a)                                                    46,300          2,154,802
                                                                                 -------------
                                                                                    20,777,298

COMPUTERS & BUSINESS EQUIPMENT - 0.72%
EMC Corp. *                                                          68,400            842,688
Xerox Corp. *                                                       140,000          2,121,000
                                                                                 -------------
                                                                                     2,963,688

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
                                                                  ----------     -------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 0.96%
JLG Industries, Inc. (a)                                             45,000      $     969,750
Trinity Industries, Inc. (a)                                        106,000          2,986,020
                                                                                 -------------
                                                                                     3,955,770

CONTAINERS & GLASS - 0.96%
Pactiv Corp. *                                                      170,500          3,981,175

COSMETICS & TOILETRIES - 0.39%
The Gillette Company                                                 32,000          1,615,360

CRUDE PETROLEUM & NATURAL GAS - 2.71%
ChevronTexaco Corp.                                                  51,224          2,986,871
EOG Resources, Inc.                                                  49,800          2,427,252
Helmerich & Payne, Inc. (a)                                          94,900          3,766,581
Patterson-UTI Energy, Inc.                                           81,400          2,036,628
                                                                                 -------------
                                                                                    11,217,332

ELECTRICAL EQUIPMENT - 4.48%
Emerson Electric Company                                             62,100          4,032,153
General Electric Company                                            321,000         11,575,260
Hubbell, Inc., Class B                                               57,000          2,912,700
                                                                                 -------------
                                                                                    18,520,113

ELECTRICAL UTILITIES - 1.12%
Ameren Corp.                                                         42,100          2,063,321
CMS Energy Corp. * (a)                                              196,800          2,566,272
                                                                                 -------------
                                                                                     4,629,593

ELECTRONICS - 1.38%
Itron, Inc. *                                                        22,600            669,864
Rogers Corp. * (a)                                                   21,300            852,000
Solectron Corp. *                                                   249,900            867,153
Vishay Intertechnology, Inc. *                                      268,000          3,331,240
                                                                                 -------------
                                                                                     5,720,257

FINANCIAL SERVICES - 4.46%
Citigroup, Inc.                                                     168,500          7,572,390
J.P. Morgan Chase & Company                                          76,136          2,634,306
Mellon Financial Corp.                                              141,100          4,026,994
Merrill Lynch & Company, Inc.                                        74,500          4,216,700
                                                                                 -------------
                                                                                    18,450,390

FOOD & BEVERAGES - 1.75%
PepsiCo, Inc.                                                       136,400          7,233,292

GAS & PIPELINE UTILITIES - 0.35%
NiSource, Inc.                                                       64,200          1,463,118

HEALTHCARE PRODUCTS - 0.92%
Bausch & Lomb, Inc.                                                  16,200          1,187,460
Baxter International, Inc.                                           77,000          2,616,460
                                                                                 -------------
                                                                                     3,803,920

HOTELS & RESTAURANTS - 1.14%
Brinker International, Inc. *                                       108,100          3,915,382
Yum! Brands, Inc.                                                    15,800            818,598
                                                                                 -------------
                                                                                     4,733,980

INDUSTRIAL MACHINERY - 6.23%
Briggs & Stratton Corp.                                              84,000          3,058,440
Cummins, Inc. (a)                                                    12,400            872,340
Deere & Company                                                     108,800          7,303,744
FMC Technologies, Inc. *                                             15,600            517,608
Grant Prideco, Inc. *                                               132,300          3,196,368
IDEX Corp.                                                           11,450            462,007
Parker-Hannifin Corp.                                                87,800          5,348,776
UNOVA, Inc. * (a)                                                    94,800          1,957,620
W.W. Grainger, Inc.                                                  49,000          3,051,230
                                                                                 -------------
                                                                                    25,768,133

INSURANCE - 2.03%
CIGNA Corp.                                                          21,200          1,893,160
Lincoln National Corp.                                               11,700            528,138
Markel Corp. * (a)                                                    4,400          1,518,924
SAFECO Corp.                                                         91,100          4,437,481
                                                                                 -------------
                                                                                     8,377,703

INTERNET SOFTWARE - 0.86%
McAfee, Inc. *                                                      158,500          3,575,760

LEISURE TIME - 1.96%
The Walt Disney Company                                             282,700          8,121,971

LIFE SCIENCES - 0.19%
Pharmaceutical Product Development, Inc. *                           16,200            784,890

MANUFACTURING - 5.29%
Carlisle Companies, Inc. (a)                                         84,900          5,923,473
Eaton Corp.                                                          81,300          5,317,020
Illinois Tool Works, Inc.                                            21,300          1,906,989
Roper Industries, Inc.                                                5,900            386,450
Shaw Group, Inc. * (a)                                               55,000          1,199,000
Tyco International, Ltd.                                            211,300          7,141,940
                                                                                 -------------
                                                                                    21,874,872

METAL & METAL PRODUCTS - 2.39%
Quanex Corp. (a)                                                    115,750          6,171,790
Timken Company                                                      135,100          3,693,634
                                                                                 -------------
                                                                                     9,865,424

MINING - 2.33%
Newmont Mining Corp.                                                204,400          8,635,900
Potash Corp. of Saskatchewan, Inc. (a)                               11,200            980,112
                                                                                 -------------
                                                                                     9,616,012

PAPER - 2.66%
Bowater, Inc.                                                        21,100            794,837
Georgia-Pacific Corp.                                                92,200          3,272,178
International Paper Company                                         141,700          5,213,143
MeadWestvaco Corp.                                                   53,600          1,705,552
                                                                                 -------------
                                                                                    10,985,710

PETROLEUM SERVICES - 11.00%
Baker Hughes, Inc.                                                   51,200          2,277,888
Exxon Mobil Corp.                                                   387,200         23,077,120
GlobalSantaFe Corp.                                                 163,300          6,048,632
Grey Wolf, Inc. * (a)                                               432,700          2,847,166
Halliburton Company                                                 103,400          4,472,050
Key Energy Services, Inc. *                                         156,800          1,798,496

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                -----------      ------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Schlumberger, Ltd.                                                   70,400      $   4,961,792
                                                                                 -------------
                                                                                    45,483,144

PHARMACEUTICALS - 5.91%
GlaxoSmithKline PLC, ADR (a)                                         93,674          4,301,510
Mylan Laboratories, Inc. (a)                                        195,000          3,455,400
Novartis AG, ADR                                                    100,100          4,682,678
Pfizer, Inc.                                                         15,000            394,050
Schering-Plough Corp.                                               269,200          4,885,980
Wyeth                                                               158,800          6,698,184
                                                                                 -------------
                                                                                    24,417,802

PUBLISHING - 0.34%
Tribune Company                                                      34,800          1,387,476

RAILROADS & EQUIPMENT - 1.26%
CSX Corp.                                                            62,000          2,582,300
Union Pacific Corp.                                                  37,500          2,613,750
                                                                                 -------------
                                                                                     5,196,050

REAL ESTATE - 1.18%
Host Marriott Corp., REIT                                           293,900          4,866,984

RETAIL GROCERY - 0.61%
The Kroger Company *                                                157,200          2,519,916

RETAIL TRADE - 3.51%
Barnes & Noble, Inc. *                                               74,600          2,572,954
CVS Corp.                                                            32,600          1,715,412
Federated Department Stores, Inc.                                    35,100          2,233,764
May Department Stores Company                                       126,700          4,690,434
Pier 1 Imports, Inc.                                                140,900          2,568,607
Target Corp.                                                          8,300            415,166
The Yankee Candle, Inc.                                              10,300            326,510
                                                                                 -------------
                                                                                    14,522,847

SANITARY SERVICES - 1.06%
Aqua America, Inc. (a)                                               48,725          1,186,941
Waste Management, Inc.                                              111,300          3,211,005
                                                                                 -------------
                                                                                     4,397,946

SOFTWARE - 1.12%
Microsoft Corp.                                                     191,400          4,626,138

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.25%
Avaya, Inc. *                                                        87,500          1,022,000

TELEPHONE - 2.09%
Verizon Communications, Inc.                                        243,600          8,647,800

TRAVEL SERVICES - 0.08%
Sabre Holdings Corp.                                                 14,700            321,636

TRUCKING & FREIGHT - 0.41%
United Parcel Service, Inc., Class B                                 23,200          1,687,568
                                                                -----------      -------------
TOTAL COMMON STOCKS (Cost $339,785,439)                                          $ 395,763,049
                                                                                 -------------
SHORT TERM INVESTMENTS - 7.06%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                   $29,205,509      $  29,205,509
TOTAL SHORT TERM INVESTMENT                                     -----------      -------------
(Cost $29,205,509)                                                               $  29,205,509
                                                                                 -------------

REPURCHASE AGREEMENTS - 5.69%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $23,534,817 on
  04/01/2005, collateralized by
  $18,670,000 U.S. Treasury Bonds,
  7.25% due 08/15/2022 (valued at
  $24,009,620, including interest)                              $23,534,000      $  23,534,000
                                                                -----------      -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $23,534,000)                                                               $  23,534,000
                                                                                 -------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
  (COST $392,524,948) - 108.47%                                                  $ 448,502,558
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.47)%                                    (35,028,933)
                                                                                 -------------
TOTAL NET ASSETS - 100.00%                                                       $ 413,473,625
                                                                                 =============

FUNDAMENTAL VALUE TRUST

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
                                                                  ----------     ------------
COMMON STOCKS - 94.16%

AUTO PARTS - 0.77%
AutoZone, Inc. *                                                     77,500      $   6,641,750

BANKING - 8.03%
Fifth Third Bancorp (a)                                             214,300          9,210,614
Golden West Financial Corp.                                         457,900         27,702,950
Lloyds TSB Group PLC, ADR (a)                                       194,400          7,050,888
Wells Fargo Company                                                 416,700         24,918,660
                                                                                 -------------
                                                                                    68,883,112

BUSINESS SERVICES - 3.87%
Cosco Pacific, Ltd.                                                  71,300            154,955
Dun & Bradstreet Corp. * (a)                                         99,400          6,108,130
Iron Mountain, Inc. * (a)                                           369,200         10,647,728
Moody's Corp.                                                       123,600          9,994,296
Rentokil Initial PLC                                              1,114,800          3,410,585
WPP Group PLC, ADR (a)                                               50,900          2,887,557
                                                                                 -------------
                                                                                    33,203,251

CABLE AND TELEVISION - 3.67%
Comcast Corp.- Special Class A *                                    942,500         31,479,500

COMPUTERS & BUSINESS EQUIPMENT - 2.05%
Hewlett-Packard Company                                             212,200          4,655,668
Lexmark International, Inc.                                         161,700         12,931,149
                                                                                 -------------
                                                                                    17,586,817

CONSTRUCTION MATERIALS - 1.39%
Martin Marietta Materials, Inc.                                     103,900          5,810,088
Vulcan Materials Company                                            107,700          6,120,591
                                                                                 -------------
                                                                                    11,930,679

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS - 2.67%
Sealed Air Corp. * (a)                                              441,800      $  22,947,092

CRUDE PETROLEUM & NATURAL GAS - 6.41%
Devon Energy Corp.                                                  381,000         18,192,750
EOG Resources, Inc.                                                 347,200         16,922,528
Occidental Petroleum Corp.                                          279,200         19,870,664
                                                                                 -------------
                                                                                    54,985,942

DRUGS & HEALTH CARE - 0.38%
Novartis AG                                                          69,600          3,248,582

FINANCIAL SERVICES - 13.10%
Citigroup, Inc.                                                     529,700         23,804,718
H & R Block, Inc. (a)                                               293,800         14,860,404
HSBC Holdings PLC                                                 1,790,414         28,300,606
J.P. Morgan Chase & Company                                         793,620         27,459,252
Morgan Stanley                                                      115,600          6,618,100
Providian Financial Corp. * (a)                                     225,500          3,869,580
State Street Corp. (c)                                               37,600          1,643,872
Takefuji Corp.                                                       86,100          5,797,547
                                                                                 -------------
                                                                                   112,354,079

FOOD & BEVERAGES - 2.35%
Diageo PLC-Sponsored ADR (a)                                        201,800         11,482,420
Hershey Foods Corp.                                                 143,600          8,682,056
                                                                                 -------------
                                                                                    20,164,476

HEALTHCARE SERVICES - 2.85%
Cardinal Health, Inc.                                               181,300         10,116,540
HCA, Inc.                                                           267,400         14,324,618
                                                                                 -------------
                                                                                    24,441,158

HOLDINGS COMPANIES/CONGLOMERATES - 5.85%
Berkshire Hathaway, Inc., Class A * (a)                                 402         34,974,000
Loews Corp.                                                         207,400         15,252,196
                                                                                 -------------
                                                                                    50,226,196

HOUSEHOLD PRODUCTS - 0.01%
Hunter Douglas NV *                                                   2,200            110,919

INSURANCE - 10.69%
American International Group, Inc.                                  597,700         33,118,557
Aon Corp.                                                           237,900          5,433,636
Chubb Corp.                                                          33,300          2,639,691
Markel Corp. * (a)                                                    2,200            759,462
Marsh & McLennan Companies, Inc.                                    263,700          8,021,754
Principal Financial Group, Inc.                                      76,600          2,948,334
Progressive Corp.                                                   274,100         25,151,416
Sun Life Financial, Inc.                                             45,300          1,474,062
Transatlantic Holdings, Inc. (a)                                    184,012         12,185,275
                                                                                 -------------
                                                                                    91,732,187

INTERNATIONAL OIL - 2.69%
ConocoPhillips                                                      213,663         23,041,418

INTERNET RETAIL - 0.42%
IAC/InterActiveCorp * (a)                                           162,300          3,614,421

LIQUOR -0.81%
Heineken Holding NV                                                 223,725          6,913,447

MANUFACTURING - 4.62%
China Merchants Holdings International
  Company, Ltd. *                                                   350,700      $     687,977
Tyco International, Ltd.                                          1,152,356         38,949,633
                                                                                 -------------
                                                                                    39,637,610

PETROLEUM SERVICES - 0.78%
Transocean, Inc. *                                                  130,300          6,705,238

PHARMACEUTICALS - 0.84%
Eli Lilly & Company                                                 137,600          7,168,960

PUBLISHING - 1.66%
Gannett Company, Inc.                                                54,800          4,333,584
Lagardere S.C.A. *                                                  131,300          9,943,371
                                                                                 -------------
                                                                                    14,276,955

REAL ESTATE - 1.50%
CenterPoint Properties Corp., REIT                                  314,500         12,894,500

RETAIL TRADE - 3.13%
Costco Wholesale Corp.                                              607,200         26,826,096

SOFTWARE - 0.89%
Microsoft Corp.                                                     314,100          7,591,797

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.68%
Nokia Oyj-Sponsored ADR                                             152,700          2,356,161
SK Telecom Company, Ltd., ADR (a)                                   174,600          3,443,112
                                                                                 -------------
                                                                                     5,799,273

TOBACCO - 5.25%
Altria Group, Inc.                                                  688,500         45,021,015

TRAVEL SERVICES - 6.09%
American Express Company                                          1,016,600         52,222,742

TRUCKING & FREIGHT - 0.71%
United Parcel Service, Inc., Class B                                 83,900          6,102,886
                                                                -----------      -------------

TOTAL COMMON STOCKS (Cost $648,121,282)                                          $ 807,752,098
                                                                                 -------------

SHORT TERM INVESTMENTS - 11.71%
Chela Financial USA, Inc. CA Student Loan
  Revenue, Auction Rate
  Securities-Senior-Series C-l
  3.35% due 12/01/2033 (b)                                      $ 7,650,000      $   7,650,000
San Paolo US Financial
  2.77% due 04/04/2005                                           22,000,000         21,994,921
State Street Navigator Securities Lending
  Prime Portfolio (c)                                            42,352,287         42,352,287
UBS Finance Delaware, Inc.
  2.83% due 04/01/2005                                           28,440,000         28,440,000
                                                                -----------      -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $100,437,208)                                                              $ 100,437,208
                                                                                 -------------

TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
  (COST $748,558,490) - 105.87%                                                  $ 908,189,306
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.87)%                                    (50,324,638)
                                                                                 -------------
TOTAL NET ASSETS - 100.00%                                                       $ 857,864,668
                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST


                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
                                            -----------  -----------
COMMON STOCKS - 99.61%

AEROSPACE - 4.51%
Boeing Company                                  193,300  $11,300,318
European Aeronautic Defence & Space             436,191   13,043,438
Company
General Dynamics Corp.                           71,700    7,675,485
United Technologies Corp.                       287,900   29,267,914
                                                         -----------
                                                          61,287,155

ALUMINUM - 1.15%
Alcoa, Inc.                                     512,700   15,580,953

APPAREL & TEXTILES - 0.60%
NIKE, Inc., Class B                              98,000    8,164,380

BANKING - 3.57%
Bank of America Corp.                         1,099,700   48,496,770

BIOTECHNOLOGY - 2.60%
Amgen, Inc. *                                   383,300   22,311,893
Genzyme Corp. *                                 227,400   13,016,376
                                                         -----------
                                                          35,328,269

BROADCASTING - 2.12%
Viacom, Inc., Class B                           828,600   28,860,138

BUSINESS SERVICES - 1.92%
Accenture, Ltd., Class A *                      306,000    7,389,900
First Data Corp.                                476,800   18,743,008
                                                         -----------
                                                          26,132,908

CABLE AND TELEVISION - 4.49%
Comcast Corp.-Special Class A *                 537,200   17,942,480
Time Warner, Inc. *                           2,452,600   43,043,130
                                                         -----------
                                                          60,985,610

CELLULAR COMMUNICATIONS - 1.62%
Nextel Communications, Inc., Class A *          775,800   22,048,236

CHEMICALS - 3.20%
Air Products & Chemicals, Inc.                  344,400   21,797,076
E.I. Du Pont De Nemours & Company (a)           423,100   21,679,644
                                                         -----------
                                                          43,476,720

COMPUTERS & BUSINESS EQUIPMENT - 2.50%
Dell, Inc. *                                    885,700   34,028,594

COSMETICS & TOILETRIES - 3.56%
The Procter & Gamble Company                    912,800   48,378,400

CRUDE PETROLEUM & NATURAL GAS - 1.30%
Occidental Petroleum Corp.                      247,700   17,628,809

DOMESTIC OIL - 1.07%
Noble Energy, Inc. (a)                          213,900   14,549,478

ELECTRICAL EQUIPMENT - 4.14%
General Electric Company                      1,559,300   56,228,358

ELECTRICAL UTILITIES - 0.88%
PG&E Corp. (a)                                  351,100   11,972,510

FINANCIAL SERVICES - 8.00%
Citigroup, Inc.                               1,071,365   48,147,143
Franklin Resources, Inc.                        273,700   18,789,505
Merrill Lynch & Company, Inc.                   555,900   31,463,940
State Street Corp. (c)                          238,300   10,418,476
                                                         -----------
                                                         108,819,064

FOOD & BEVERAGES - 3.77%
PepsiCo, Inc.                                   441,800   23,428,654
The Coca-Cola Company                           667,700   27,823,059
                                                         -----------
                                                          51,251,713

HEALTHCARE PRODUCTS - 3.83%
Baxter International, Inc.                      494,100   16,789,518
Johnson & Johnson                               107,900    7,246,564
Medtronic, Inc.                                 551,400   28,093,830
                                                         -----------
                                                          52,129,912

HEALTHCARE SERVICES - 1.33%
HCA, Inc.                                       159,700    8,555,129
Wellpoint, Inc. *                                75,800    9,501,530
                                                         -----------
                                                          18,056,659

INDUSTRIAL MACHINERY - 2.29%
Caterpillar, Inc.                               122,700   11,219,688
Ingersoll-Rand Company, Class A                 250,600   19,960,290
                                                         -----------
                                                          31,179,978

INSURANCE - 3.68%
American International Group, Inc.              216,375   11,989,339
Principal Financial Group, Inc.                 432,800   16,658,472
The St. Paul Travelers Companies,Inc.           374,215   13,744,917
UNUMProvident Corp. (a)                         449,900    7,657,298
                                                         -----------
                                                          50,050,026

INTERNATIONAL OIL - 2.58%
ConocoPhillips                                  325,100   35,058,784

INTERNET CONTENT - 1.47%
Yahoo!, Inc. *                                  589,300   19,977,270

INTERNET SOFTWARE - 1.79%
Cisco Systems, Inc. *                         1,357,600   24,287,464

MANUFACTURING - 2.24%
Tyco International, Ltd.                        901,400   30,467,320

MINING - 1.05%
Rio Tinto PLC                                   109,800   14,246,550

PETROLEUM SERVICES - 5.35%
Exxon Mobil Corp.                               560,800   33,423,680
GlobalSantaFe Corp.                             451,300   16,716,152
Halliburton Company                             524,100   22,667,325
                                                         -----------
                                                          72,807,157

PHARMACEUTICALS - 7.91%
Abbott Laboratories                             618,000   28,811,160
Eli Lilly & Company                             207,300   10,800,330
Pfizer, Inc.                                    919,675   24,159,862
Schering-Plough Corp.                         1,334,100   24,213,915
Wyeth                                           464,100   19,575,738
                                                         -----------
                                                         107,561,005

RAILROADS & EQUIPMENT - 0.84%
CSX Corp.                                       273,400   11,387,110

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                              -----------  --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 3.59%
Lowe's Companies, Inc.                            365,100  $   20,843,559
Target Corp.                                      235,900      11,799,718
Wal-Mart Stores, Inc.                             323,100      16,190,541
                                                           --------------
                                                               48,833,818

SEMICONDUCTORS - 3.12%
Analog Devices, Inc.                              353,900      12,789,946
Intel Corp.                                       737,000      17,120,510
Texas Instruments, Inc.                           490,800      12,510,492
                                                           --------------
                                                               42,420,948

SOFTWARE - 4.81%
Computer Associates International, Inc.           265,300       7,189,630
Microsoft Corp.                                 2,407,400      58,186,858
                                                           --------------
                                                               65,376,488

TOBACCO - 2.06%
Altria Group, Inc.                                427,700      27,967,303

TRAVEL SERVICES - 0.67%
American Express Company                          177,200       9,102,764
                                                           --------------
TOTAL COMMON STOCKS (Cost $1,292,253,120)                  $1,354,128,621
                                                           --------------

SHORT TERM INVESTMENTS - 2.59%
State Street Navigator Securities
 Lending Prime Portfolio (c)                  $35,159,050  $   35,159,050
                                                           --------------

TOTAL SHORT TERM INVESTMENTS
(Cost $35,159,050)                                         $   35,159,050
                                                           --------------

REPURCHASE AGREEMENTS - 0.29%
Deutsche Bank Tri-Party Repurchase
 Agreement dated 03/31/2005 at 2.64%
 to be repurchased at $3,926,288 on
 04/01/2005, collateralized by
 $2,957,000 U.S. Treasury Bonds,
 8.125% due 08/15/2019 (valued at
 $3,973,469, including interest)              $ 3,926,000  $    3,926,000
                                                           --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,926,000)                                          $    3,926,000
                                                           --------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
 (COST $1,331,338,170) - 102.49%                           $1,393,213,671
LIABILITIES IN EXCESS OF OTHER ASSETS -
(2.49)%                                                       (33,835,222)
                                                           --------------
TOTAL NET ASSETS - 100.00%                                 $1,359,378,449
                                                           ==============

GREAT COMPANIES-AMERICA TRUST

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
                                          ---------  ----------
COMMON STOCKS - 85.33%

ADVERTISING - 4.20%
Omnicom Group, Inc.                           1,200  $  106,224

AEROSPACE - 10.04%
United Technologies Corp.                     2,500     254,150

BUSINESS SERVICES - 6.99%
First Data Corp.                              4,500     176,895

COMPUTERS & BUSINESS EQUIPMENT - 3.54%
International Business Machines Corp.           980      89,552

COSMETICS & TOILETRIES - 9.04%
Colgate-Palmolive Company                     1,950     101,731
The Procter & Gamble Company                  2,400     127,200
                                                     ----------
                                                        228,931

ELECTRICAL EQUIPMENT - 8.55%
General Electric Company                      6,000     216,360

FINANCIAL SERVICES - 8.32%
Citigroup, Inc.                               1,700      76,398
Merrill Lynch & Company, Inc.                 1,400      79,240
The Goldman Sachs Group, Inc.                   500      54,995
                                                     ----------
                                                        210,633

FOOD & BEVERAGES - 2.09%
PepsiCo, Inc.                                 1,000      53,030

HEALTHCARE PRODUCTS - 8.77%
Johnson & Johnson                             1,560     104,770
Medtronic, Inc.                               2,300     117,185
                                                     ----------
                                                        221,955

INSURANCE - 2.10%
American International Group, Inc.              960      53,194

MANUFACTURING - 7.32%
3M Company                                    1,600     137,104
Danaher Corp.                                   900      48,069
                                                     ----------
                                                        185,173

PHARMACEUTICALS - 11.45%
Abbott Laboratories                           4,500     209,790
Wyeth                                         1,900      80,142
                                                     ----------
                                                        289,932

SEMICONDUCTORS - 2.92%
Texas Instruments, Inc.                       2,900      73,921
                                                     ----------
TOTAL COMMON STOCKS (Cost $1,894,185)                $2,159,950
                                                     ----------

REPURCHASE AGREEMENTS - 15.13%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $383,013 on
 04/01/2005, collateralized by
 $305,000 U.S. Treasury Bonds, 7.25%
 due 08/15/2022 (valued at $392,230,
 including interest)                      $ 383,000  $  383,000
                                                     ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $383,000)                                      $  383,000
                                                     ----------
TOTAL INVESTMENTS (GREAT COMPANIES-
AMERICA TRUST)
 (COST $2,277,185) - 100.46%                         $2,542,950
LIABILITIES IN EXCESS OF OTHER ASSETS-
(0.46)%                                                (11,661)
                                                     ----------
TOTAL NET ASSETS - 100.00%                           $2,531,289
                                                     ==========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT     VALUE
                                            ---------  ----------
COMMON STOCKS - 98.80%

AEROSPACE - 1.17%
General Dynamics Corp.                         25,800  $ 2,761,890

AGRICULTURE - 0.94%
Agrium, Inc.                                  122,000    2,226,500

BANKING - 12.52%
AmSouth Bancorp. (a)                          188,300    4,886,385
Bank of America Corp.                         222,700    9,821,070
Doral Financial Corp.                          99,200    2,171,488
KeyCorp                                        58,300    1,891,835
North Fork Bancorporation, Inc.               164,000    4,549,360
US Bancorp                                    218,500    6,297,170
                                                       -----------
                                                        29,617,308

BROADCASTING - 1.01%
Univision Communications, Inc., Class A *      85,900    2,378,571

BUILDING MATERIALS & CONSTRUCTION - 1.31%
Hughes Supply, Inc.                            71,200    2,118,200
RPM International, Inc.                        53,400      976,152
                                                       -----------
                                                         3,094,352

BUSINESS SERVICES - 2.18%
Computer Sciences Corp. *                      21,200      972,020
Harte-Hanks, Inc.                             151,900    4,186,364
                                                       -----------
                                                         5,158,384

CELLULAR COMMUNICATIONS - 2.16%
Vodafone Group PLC, ADR                       192,200    5,104,832

CHEMICALS - 0.47%
OM Group, Inc. *                               36,800    1,119,456

COMPUTERS & BUSINESS EQUIPMENT - 3.75%
Brocade Communications Systems, Inc. *(a)     188,300    1,114,736
Cognizant Technology Solutions Corp.,
 Class A *                                     47,500    2,194,500
Dell, Inc. *                                   68,600    2,635,612
EMC Corp. *                                    49,400      608,608
Network Appliance, Inc. *                      83,400    2,306,844
                                                       -----------
                                                         8,860,300

CONTAINERS & GLASS - 0.69%
Sonoco Products Company                        56,400    1,627,140

COSMETICS & TOILETRIES - 4.05%
Alberto Culver Company, Class B                56,600    2,708,876
The Procter & Gamble Company                  129,400    6,858,200
                                                       -----------
                                                         9,567,076

CRUDE PETROLEUM & NATURAL GAS - 5.62%
Apache Corp.                                   29,100    1,781,793
Chesapeake Energy Corp.                       105,600    2,316,864
ChevronTexaco Corp.                            24,900    1,451,919
Cimarex Energy Company * (a)                   19,200      748,800
Devon Energy Corp.                             81,000    3,867,750
PetroKazakhstan, Inc. - USD                    78,000    3,133,260
                                                       -----------
                                                        13,300,386

ELECTRICAL EQUIPMENT - 4.68%
General Electric Company                      307,200   11,077,632

ELECTRICAL UTILITIES - 2.47%
Exelon Corp.                                   31,500    1,445,535
The Southern Company                           60,200    1,916,166
TXU Corp.                                      31,000    2,468,530
                                                       -----------
                                                         5,830,231

ELECTRONICS - 0.41%
Thomas & Betts Corp. *                         30,100      972,230

ENERGY - 1.91%
Sempra Energy                                 113,100    4,505,904

FINANCIAL SERVICES - 9.94%
Ameritrade Holding Corp. *                    255,000    2,603,550
Bear Stearns Companies, Inc.                   45,200    4,515,480
Citigroup, Inc.                               184,300    8,282,442
E*TRADE Financial Corp. *                      53,300      639,600
Federal National Mortgage Association          76,900    4,187,205
J.P. Morgan Chase & Company                    22,300      771,580
Lehman Brothers Holdings, Inc.                 26,600    2,504,656
                                                       -----------
                                                        23,504,513

FOOD & BEVERAGES - 1.16%
PepsiCo, Inc.                                  51,800    2,746,954

GAS & PIPELINE UTILITIES - 1.62%
ONEOK, Inc.                                    48,500    1,494,770
Questar Corp.                                  39,500    2,340,375
                                                       -----------
                                                         3,835,145

HEALTHCARE PRODUCTS - 2.07%
Johnson & Johnson                               8,900      597,724
Stryker Corp.                                  14,000      624,540
Varian Medical Systems, Inc. *                 75,100    2,574,428
Zimmer Holdings, Inc. *                        14,100    1,097,121
                                                       -----------
                                                         4,893,813

HEALTHCARE SERVICES - 0.40%
UnitedHealth Group, Inc.                       10,000      953,800

HOMEBUILDERS - 1.23%
KB Home                                        18,300    2,149,518
Ryland Group, Inc.                             12,400      769,048
                                                       -----------
                                                         2,918,566

HOTELS & RESTAURANTS - 2.64%
Darden Restaurants, Inc.                      109,000    3,344,120
McDonald's Corp.                               93,200    2,902,248
                                                       -----------
                                                         6,246,368

INSURANCE - 6.21%
Axis Capital Holdings, Ltd. (a)               139,100    3,761,264
Everest Re Group, Ltd.                         44,400    3,778,884
MGIC Investment Corp.                          63,800    3,934,546
RenaissanceRe Holdings, Ltd.                   68,700    3,208,290
                                                       -----------
                                                        14,682,984

INTERNATIONAL OIL - 0.85%
Anadarko Petroleum Corp.                       26,400    2,009,040

INTERNET CONTENT - 0.22%
Yahoo!, Inc. *                                 15,000      508,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT        VALUE
                                           -----------  -------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 0.73%
International Speedway Corp., Class A           31,600    $ 1,714,300

MANUFACTURING - 2.43%
Danaher Corp.                                  107,500      5,741,575

MINING - 1.09%
Alliance Resource Partners, LP                  29,200      1,876,976
Phelps Dodge Corp.                               6,800        691,764
                                                          -----------
                                                            2,568,740

PETROLEUM SERVICES - 5.54%
BJ Services Company                             54,000      2,801,520
Exxon Mobil Corp.                              173,000     10,310,800
                                                          -----------
                                                           13,112,320

PHARMACEUTICALS - 1.33%
Caremark Rx, Inc. *                             39,900      1,587,222
Teva Pharmaceutical Industries, Ltd., ADR       50,300      1,559,300
                                                          -----------
                                                            3,146,522

PUBLISHING - 1.10%
Gannett Company, Inc.                           32,900      2,601,732

RAILROADS & EQUIPMENT - 1.87%
Burlington Northern Santa Fe Corp.              81,900      4,416,867

REAL ESTATE - 2.05%
General Growth Properties, Inc., REIT           67,200      2,291,520
Simon Property Group, Inc., REIT                42,200      2,556,476
                                                          -----------
                                                            4,847,996

RETAIL TRADE - 4.48%
Bed Bath & Beyond, Inc. *                      104,600      3,822,084
MSC Industrial Direct Company, Inc.,
Class A                                         93,100      2,845,136
Wal-Mart Stores, Inc.                           78,500      3,933,635
                                                          -----------
                                                           10,600,855

SEMICONDUCTORS - 2.07%
Applied Micro Circuits Corp. *                 286,500        942,585
Emulex Corp. * (a)                              77,500      1,460,100
Marvell Technology Group, Ltd. *                64,800      2,484,432
                                                          -----------
                                                            4,887,117

SOFTWARE - 0.74%
Microsoft Corp.                                 72,500      1,752,325

STEEL - 0.31%
United States Steel Corp.                       14,400        732,240

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.68%
SBC Communications, Inc.                        68,100      1,613,289

TELEPHONE - 1.13%
ALLTEL Corp.                                    12,000        658,200
AT&T Corp.                                     107,500      2,015,625
                                                          -----------
                                                            2,673,825

TOBACCO - 1.18%
Altria Group, Inc.                              42,600      2,785,614

TRUCKING & FREIGHT - 0.39%
Navistar International Corp. *                  25,400  $     924,560
                                                        -------------
TOTAL COMMON STOCKS (Cost $221,310,916)                 $ 233,621,752
                                                        -------------
SHORT TERM INVESTMENTS - 6.17%
Federal National Mortgage Association
 2.72% due 04/27/2005                      $ 2,500,000  $   2,495,089
State Street Navigator Securities Lending
 Prime Portfolio                            12,099,625     12,099,625
                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,594,714)                                      $  14,594,714
                                                        -------------
REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.40% to
  be repurchased at $99,007 on
  04/01/2005, collateralized by
  $75,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2017 (valued at $105,375,
  including interest)                      $    99,000  $      99,000
                                                        -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $99,000)                                          $      99,000
                                                        -------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE
 TRUST)(COST $236,004,630) - 105.01%                    $ 248,315,466
LIABILITIES IN EXCESS OF OTHER ASSETS -
(5.01)%                                                   (11,840,356)
                                                        -------------
TOTAL NET ASSETS - 100.00%                              $ 236,475,110
                                                        =============

EQUITY-INCOME TRUST

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
                                           ---------  ------------
COMMON STOCKS - 95.21%

AEROSPACE - 4.38%
Honeywell International, Inc.                809,400  $ 30,117,774
Lockheed Martin Corp.                        328,800    20,076,528
Raytheon Company                             455,000    17,608,500
Rockwell Collins, Inc.                       394,400    18,769,496
                                                      ------------
                                                        86,572,298

ALUMINUM - 0.75%
Alcoa, Inc.                                  488,900    14,857,671

AUTO PARTS - 0.82%
Genuine Parts Company                        374,450    16,284,831

AUTOMOBILES - 0.19%
General Motors Corp. (a)                     131,400     3,861,846

BANKING - 4.01%
AmSouth Bancorp. (a)                          49,500     1,284,525
Bank of America Corp.                        586,250    25,853,625
Mercantile Bankshares Corp. (a)              148,950     7,575,597
National City Corp.                          211,700     7,091,950
Northern Trust Corp.                         149,600     6,498,624
SunTrust Banks, Inc.                         243,700    17,563,459
Wells Fargo Company                          156,400     9,352,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
                                           ---------  -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Wilmington Trust Corp. (a)                   114,800  $  4,029,480
                                                      ------------
                                                        79,249,980

BIOTECHNOLOGY - 0.60%
Medlmmune, Inc. *                            498,400    11,866,904

BROADCASTING - 1.45%
Viacom, Inc., Class B                        824,700    28,724,301

BUSINESS SERVICES - 0.40%
Cendant Corp.                                383,700     7,881,198

CABLE AND TELEVISION - 2.58%
Comcast Corp., Class A *                     801,317    27,068,488
Time Warner, Inc. *                        1,362,200    23,906,610
                                                      ------------
                                                        50,975,098

CELLULAR COMMUNICATIONS - 0.65%
Motorola, Inc.                               862,300    12,908,631

CHEMICALS - 2.55%
Dow Chemical Company                         377,200    18,803,420
E.I. Du Pont De Nemours & Company            323,100    16,555,644
Great Lakes Chemical Corp. (a)               262,400     8,428,288
Hercules, Inc. *                             457,500     6,624,600
                                                      ------------
                                                        50,411,952

COMPUTERS & BUSINESS EQUIPMENT - 1.24%
Hewlett-Packard Company                    1,114,911    24,461,147

CONSTRUCTION MATERIALS - 0.53%
Vulcan Materials Company                     186,100    10,576,063

COSMETICS & TOILETRIES - 2.39%
Colgate-Palmolive Company                    451,600    23,559,972
International Flavors & Fragrances, Inc.
(a)                                          216,700     8,559,650
Kimberly-Clark Corp.                         231,700    15,229,641
                                                      ------------
                                                        47,349,263

CRUDE PETROLEUM & NATURAL GAS - 3.07%
Amerada Hess Corp. (a)                       239,800    23,071,158
ChevronTexaco Corp.                          646,534    37,699,398
                                                      ------------
                                                        60,770,556

DOMESTIC OIL - 0.02%
Unocal Corp.                                   6,800       419,492

ELECTRICAL EQUIPMENT - 3.20%
Cooper Industries, Ltd., Class A             239,700    17,143,344
Emerson Electric Company                     109,800     7,129,314
General Electric Company                   1,081,500    38,998,890
                                                      ---- -------
                                                        63,271,548

ELECTRICAL UTILITIES - 2.65%
Constellation Energy Group, Inc.             287,300    14,853,410
Duke Energy Corp. (a)                        787,000    22,043,870
FirstEnergy Corp. (a)                        269,275    11,296,086
TECO Energy, Inc. (a)                        265,600     4,164,608
                                                      ------------
                                                        52,357,974

ELECTRONICS - 0.63%
Agilent Technologies, Inc. * (a)             131,300     2,914,860
Sony Corp.                                   241,000     9,597,295
                                                      ------------
                                                        12,512,155

ENERGY - 1.27%
Progress Energy, Inc. (a)                    340,600    14,288,170
Xcel Energy, Inc. (a)                        632,000    10,857,760
                                                      ------------
                                                        25,145,930

FINANCIAL SERVICES - 7.18%
Bank of Ireland - London                     547,300     8,644,280
Charles Schwab Corp.                       1,677,600    17,631,576
Citigroup, Inc.                              235,164    10,568,270
Federal National Mortgage Association        210,000    11,434,500
J.P. Morgan Chase & Company                1,069,828    37,016,049
Janus Capital Group, Inc. (a)                262,700     3,664,665
Mellon Financial Corp.                       630,500    17,994,470
Morgan Stanley                               371,900    21,291,275
State Street Corp. (c)                       314,300    13,741,196
                                                      ------------
                                                       141,986,281

FOOD & BEVERAGES - 3.85%
Campbell Soup Company                        539,000    15,641,780
Coca-Cola Enterprises, Inc.                   77,100     1,582,092
ConAgra Foods, Inc.                          267,000     7,214,340
General Mills, Inc.                          304,800    14,980,920
The Coca-Cola Company                        617,400    25,727,058
Unilever NV                                  161,200    10,974,391
                                                      ------------
                                                        76,120,581

GAS & PIPELINE UTILITIES - 0.98%
NiSource, Inc.                               850,900    19,392,011

HEALTHCARE PRODUCTS - 2.64%
Baxter International, Inc.                   453,000    15,392,940
Boston Scientific Corp. *                    340,600     9,976,174
Johnson & Johnson                            399,100    26,803,556
                                                      ------------
                                                        52,172,670

HEALTHCARE SERVICES - 0.29%
Cardinal Health, Inc. (a)                    103,600     5,780,880

HOTELS & RESTAURANTS - 1.41%
Hilton Hotels Corp.                          310,800     6,946,380
McDonald's Corp.                             425,400    13,246,956
Starwood Hotels & Resorts Worldwide, Inc.    129,771     7,790,153
                                                      ------------
                                                        27,983,489

HOUSEHOLD APPLIANCES - 0.36%
Whirlpool Corp. (a)                          105,200     7,125,196

HOUSEHOLD PRODUCTS - 1.99%
Fortune Brands, Inc. (a)                     193,700    15,618,031
Newell Rubbermaid, Inc. (a)                  784,600    17,214,124
The Clorox Company (a)                       103,800     6,538,362
                                                      ------------
                                                        39,370,517

INDUSTRIAL MACHINERY - 0.65%
Pall Corp.                                   474,600    12,871,152

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 6.26%
American International Group, Inc.             176,400  $    9,774,324
Chubb Corp.                                    169,000      13,396,630
Lincoln National Corp.                         345,867      15,612,436
Marsh & McLennan Companies, Inc.               938,300      28,543,086
SAFECO Corp.                                   306,700      14,939,357
The St. Paul Travelers Companies, Inc.         424,513      15,592,362
UNUMProvident Corp. (a)                        806,600      13,728,332
UnumProvident Corp. *                          157,100       4,536,263
XL Capital, Ltd., Class A                      106,700       7,721,879
                                                        --------------
                                                           123,844,669

INTERNATIONAL OIL - 2.14%
Anadarko Petroleum Corp.                       183,000      13,926,300
Royal Dutch Petroleum Company- NY Shares       473,100      28,404,924
                                                        --------------
                                                            42,331,224

LEISURE TIME - 1.07%
The Walt Disney Company                        738,800      21,225,724

LIQUOR -1.18%
Anheuser-Busch Companies, Inc.                 493,200      23,372,748

MANUFACTURING - 0.52%
Rockwell Automation, Inc.                      183,400      10,387,776

NEWSPAPERS - 1.44%
Dow Jones & Company, Inc. (a)                  470,300      17,575,111
Knight-Ridder, Inc. (a)                        162,700      10,941,575
                                                        --------------
                                                            28,516,686

PAPER -1.71%
International Paper Company                    630,055      23,179,723
MeadWestvaco Corp. (a)                         332,500      10,580,150
                                                        --------------
                                                            33,759,873

PETROLEUM SERVICES - 3.49%
BP PLC SADR                                    322,860      20,146,464
Exxon Mobil Corp.                              662,890      39,508,244
Schlumberger, Ltd.                             133,100       9,380,888
                                                        --------------
                                                            69,035,596

PHARMACEUTICALS - 5.25%
Abbott Laboratories                            320,400      14,937,048
Bristol-Myers Squibb Company (a)               975,000      24,823,500
Merck & Company, Inc.                          904,700      29,285,139
Schering-Plough Corp.                          662,600      12,026,190
Wyeth                                          539,500      22,756,110
                                                        --------------
                                                           103,827,987

PHOTOGRAPHY - 0.94%
Eastman Kodak Company (a)                      568,400      18,501,420

PUBLISHING -1.68%
Gannett Company, Inc.                          104,400       8,255,952
The New York Times Company, Class A (a)        682,800      24,976,824
                                                        --------------
                                                            33,232,776

RAILROADS & EQUIPMENT - 2.09%
Norfolk Southern Corp.                         371,400      13,760,370
Union Pacific Corp.                            395,000      27,531,500
                                                        --------------
                                                            41,291,870

REAL ESTATE - 0.40%
Simon Property Group, Inc., KBIT               132,100       8,002,618

RETAIL TRADE - 1.49%
Home Depot, Inc.                               347,300      13,280,752
May Department Stores Company                  316,550      11,718,681
RadioShack Corp. (a)                           180,600       4,424,700
                                                        --------------
                                                            29,424,133

SANITARY SERVICES - 0.79%
Waste Management, Inc.                         540,932      15,605,888

SEMICONDUCTORS - 1.94%
Analog Devices, Inc.                           368,700      13,324,818
Intel Corp.                                    373,800       8,683,374
Texas Instruments, Inc.                        639,300      16,295,757
                                                        --------------
                                                            38,303,949

SOFTWARE - 1.03%
Microsoft Corp.                                840,700      20,319,719

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.89%
Lucent Technologies, Inc. * (a)              1,142,500       3,141,875
Nokia Oyj-Sponsored ADR                        772,000      11,911,960
SBC Communications, Inc.                       661,664      15,674,820
Telus Corp.- CAD                                85,200       2,739,163
Telus Corp.                                    124,900       3,848,169
                                                        --------------
                                                            37,315,987

TELEPHONE - 4.32%
ALLTEL Corp. (a)                               341,200      18,714,820
AT&T Corp. (a)                                 662,870      12,428,813
Qwest Communications International, Inc. *   3,485,700      12,897,090
Sprint Corp. (FON Group)                       946,800      21,539,700
Verizon Communications, Inc.                   557,236      19,781,878
                                                        --------------
                                                            85,362,301

TOBACCO - 1.14%
Altria Group, Inc.                             159,000      10,397,010
UST, Inc. (a)                                  235,700      12,185,690
                                                        --------------
                                                            22,582,700

TOYS, AMUSEMENTS & SPORTING GOODS - 1.16%
Mattel, Inc.                                 1,076,400      22,981,140

TRAVEL SERVICES - 0.55%
American Express Company                       210,100      10,792,837
                                                        --------------
TOTAL COMMON STOCKS (Cost $1,669,973,999)               $1,883,281,236
                                                        --------------
CORPORATE BONDS - 0.39%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.39%
Lucent Technologies, Inc.
  8.00% due 08/0 1/2031 (a)               $  7,350,000       7,598,063
                                                        --------------
TOTAL CORPORATE BONDS (Cost $7,965,563)                 $    7,598,063
                                                        --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
SHORT TERM INVESTMENTS - 10.56%
State Street Navigator Securities
 Lending Prime Portfolio (c)              $124,430,443  $  124,430,443
T. Rowe Price Reserve Investment Fund (c)   84,440,854      84,440,854
                                                        --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $208,871,297)                                     $  208,871,297
                                                        --------------
REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $276,010 on
 04/01/2005, collateralized by
 $205,000 U.S. Treasury Bonds, 8.75%
 due 05/15/2017 (valued at $288,025,
 including interest)                      $    276,000  $      276,000
                                                        --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $276,000)                                         $      276,000
                                                        --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
 (COST $1,887,086,859) - 106.17%                        $2,100,026,596
LIABILITIES IN EXCESS OF OTHER ASSETS -
 (6.17)%                                                  (121,999,837)
                                                        --------------
TOTAL NET ASSETS - 100.00%                              $1,978,026,759
                                                        ==============

INCOME & VALUE TRUST

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
COMMON STOCKS - 67.20%

ADVERTISING - 0.35%
Monster Worldwide, Inc. *                       45,300  $    1,270,665
Omnicom Group, Inc.                             13,100       1,159,612
                                                        --------------
                                                             2,430,277

AEROSPACE - 1.74%
Boeing Company                                  22,200       1,297,812
United Defense Industries, Inc.                  4,400         323,048
United Technologies Corp.                      104,000      10,572,640
                                                        --------------
                                                            12,193,500

ALUMINUM - 0.49%
Alcoa, Inc.                                    113,300       3,443,187

AUTO SERVICES - 0.14%
AutoNation, Inc. *                              51,300         971,622

BANKING - 1.70%
Golden West Financial Corp.                     74,200       4,489,100
Wells Fargo Company                            124,200       7,427,160
                                                        --------------
                                                            11,916,260

BIOTECHNOLOGY - 1.24%
Amgen, Inc. *                                  104,200       6,065,482
Applera Corp.-Applied Biosystems Group         133,100       2,627,394
                                                        --------------
                                                             8,692,876

BROADCASTING - 0.32%
Clear Channel Communications, Inc.              26,000         896,220
Viacom, Inc., Class B                           39,000       1,358,370
                                                        --------------
                                                             2,254,590
BUILDING MATERIALS & CONSTRUCTION -
 0.67%
American Standard Companies, Inc.              101,100       4,699,128

BUSINESS SERVICES - 2.05%
Affiliated Computer Services, Inc.,
 Class A *                                     118,300       6,298,292
Automatic Data Processing, Inc.                 48,100       2,162,095
Cadence Design Systems, Inc. * (a)              70,300       1,050,985
Fluor Corp. (a)                                 87,500       4,850,125
                                                        --------------
                                                            14,361,497

CABLE AND TELEVISION - 1.61%
Cablevision Systems New York Group,             32,148         901,752
  Class A *
Comcast Corp., Class A *                        33,800       1,141,764
The DIRECTV Group, Inc. *                      124,441       1,794,439
Time Warner, Inc. *                            425,300       7,464,015
                                                        --------------
                                                            11,301,970

CHEMICALS - 1.34%
Air Products & Chemicals, Inc.                  37,400       2,367,046
Dow Chemical Company                            72,000       3,589,200
E.I. Du Pont De Nemours & Company               55,400       2,838,696
Huntsman Corp. *                                24,600         573,672
                                                        --------------
                                                             9,368,614

COMPUTERS & BUSINESS EQUIPMENT - 1.33%
Hewlett-Packard Company                         63,300       1,388,802
International Business Machines Corp.           26,700       2,439,846
Lexmark International, Inc. *                   21,800       1,743,346
Seagate Technology, Inc.                        59,400       1,161,270
Sun Microsystems, Inc. *                       643,700       2,600,548
                                                        --------------
                                                             9,333,812

COSMETICS & TOILETRIES - 0.59%
Avon Products, Inc.                             49,900       2,142,706
Kimberly-Clark Corp.                            13,600         893,928
The Procter & Gamble Company                    21,000       1,113,000
                                                        --------------
                                                             4,149,634

DOMESTIC OIL - 1.16%
Unocal Corp.                                   132,100       8,149,249

DRUGS & HEALTH CARE - 0.10%
ImClone Systems, Inc. *                         20,100         693,450

ELECTRICAL EQUIPMENT - 2.23%
Cooper Industries, Ltd., Class A                44,900       3,211,248
Emerson Electric Company                        16,800       1,090,824
General Electric Company                       314,200      11,330,052
                                                        --------------
                                                            15,632,124

ELECTRICAL UTILITIES - 1.47%
Calpine Corp. * (a)                            301,500         844,200
Duke Energy Corp. (a)                          179,500       5,027,795
Edison International                            28,000         972,160
The AES Corp. *                                210,000       3,439,800
                                                        --------------
                                                            10,283,955

ELECTRONICS - 1.49%
Agilent Technologies, Inc. *                   179,526       3,985,477
Avnet, Inc. *                                   87,200       1,606,224
Flextronics International, Ltd. *              118,300       1,424,332

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Jabil Circuit, Inc. * (a)                      119,500  $    3,408,140
                                                        --------------
                                                            10,424,173

FINANCIAL SERVICES - 6.99%
Americredit Corp. *                             43,400       1,017,296
Federal Home Loan Mortgage Corp.                70,000       4,424,000
Federal National Mortgage Association          107,000       5,826,150
IndyMac Bancorp, Inc.                           68,300       2,322,200
J.P. Morgan Chase & Company                    282,916       9,788,894
SLM Corp.                                      224,400      11,184,096
State Street Corp. (c)                          56,700       2,478,924
The Goldman Sachs Group, Inc.                   10,200       1,121,898
Washington Mutual, Inc.                        274,800      10,854,600
                                                        --------------
                                                            49,018,058

FOOD & BEVERAGES - 2.32%
Campbell Soup Company                          104,799       3,041,267
Kraft Foods, Inc., Class A                      95,600       3,159,580
PepsiCo, Inc.                                   94,200       4,995,426
The Pepsi Bottling Group, Inc.                  37,500       1,044,375
Unilever NV                                     59,000       4,036,780
                                                        --------------
                                                            16,277,428

FURNITURE & FIXTURES - 0.12%
Leggett & Platt, Inc.                           29,000         837,520

GAS & PIPELINE UTILITIES - 0.38%
Kinder Morgan Management LLC *                  23,277         944,813
Kinder Morgan, Inc.                             22,861       1,730,578
                                                        --------------
                                                             2,675,391

HEALTHCARE PRODUCTS - 1.28%
Baxter International, Inc.                      87,700       2,980,046
Becton, Dickinson & Company                     15,554         908,664
Guidant Corp.                                   51,063       3,773,556
Medtronic, Inc.                                 26,400       1,345,080
                                                        --------------
                                                             9,007,346

HEALTHCARE SERVICES - 2.24%
DaVita, Inc. *                                  53,950       2,257,807
Lincare Holdings, Inc. *                       156,600       6,926,418
Medco Health Solutions, Inc. *                  57,100       2,830,447
Wellpoint, Inc. *                               29,500       3,697,825
                                                        --------------
                                                            15,712,497

HOLDINGS COMPANIES/CONGLOMERATES - 0.84%
Berkshire Hathaway, Inc., Class A *                 68       5,916,000

INDUSTRIAL MACHINERY - 0.24%
Ingersoll-Rand Company, Class A                 21,500       1,712,475

INSURANCE - 1.71%
American International Group, Inc.              76,375       4,231,939
Chubb Corp.                                     28,100       2,227,487
Hartford Financial Services Group, Inc.         18,300       1,254,648
The PMI Group, Inc.                             39,300       1,493,793
XL Capital, Ltd., Class A                       38,800       2,807,956
                                                        --------------
                                                            12,015,823

INTERNATIONAL OIL - 2.24%
Royal Dutch Petroleum Company- NY Shares       156,100  $    9,372,244
Shell Transport & Trading Company PLC,
 ADR                                            58,000       3,152,880
Weatherford International, Ltd. *               54,700       3,169,318
                                                        --------------
                                                            15,694,442

INTERNET RETAIL - 0.99%
Amazon.com, Inc. *                              26,400         904,728
eBay, Inc. *                                    89,600       3,338,496
IAC/InterActiveCorp * (a)                      122,300       2,723,621
                                                        --------------
                                                             6,966,845

INTERNET SERVICE PROVIDER - 0.15%
Google, Inc., Class A *                          5,900       1,065,009

INTERNET SOFTWARE - 1.23%
Checkfree Corp. *                               27,900       1,137,204
Cisco Systems, Inc. *                          317,600       5,681,864
Verisign, Inc. *                                64,000       1,836,800
                                                        --------------
                                                             8,655,868

LEISURE TIME - 0.44%
Carnival Corp.                                  34,700       1,797,807
Las Vegas Sands Corp. * (a)                     24,600       1,107,000
The Walt Disney Company                          5,700         163,761
                                                        --------------
                                                             3,068,568

LIQUOR -0.90%
Anheuser-Busch Companies, Inc.                 132,900       6,298,131

MANUFACTURING - 0.99%
3M Company                                      20,100       1,722,369
Illinois Tool Works, Inc.                       39,600       3,545,388
Tyco International, Ltd.                        50,400       1,703,520
                                                        --------------
                                                             6,971,277

MEDICAL-HOSPITALS - 0.19%
Tenet Healthcare Corp. *                       116,100       1,338,633

NEWSPAPERS - 0.15%
Knight-Ridder, Inc.                             15,300       1,028,925

OFFICE FURNISHINGS & SUPPLIES - 0.11%
OfficeMax, Inc. (a)                             22,700         760,450

PAPER - 0.23%
International Paper Company                     43,100       1,585,649

PETROLEUM SERVICES - 2.80%
Baker Hughes, Inc.                              39,600       1,761,804
BJ Services Company                             24,700       1,281,436
Exxon Mobil Corp.                              117,900       7,026,840
Schlumberger, Ltd.                              90,800       6,399,584
Transocean, Inc. *                              61,200       3,149,352
                                                        --------------
                                                            19,619,016

PHARMACEUTICALS - 6.24%
Allergan, Inc.                                  97,900       6,801,113
AstraZeneca PLC, ADR (a)                       388,500      15,357,405
Eli Lilly & Company                            100,400       5,230,840
Forest Laboratories, Inc. *                    282,800      10,449,460
Pfizer, Inc.                                    83,900       2,204,053

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Industries, Ltd.,
 ADR (a)                                       120,400  $    3,732,400
                                                        --------------
                                                            43,775,271

RAILROADS & EQUIPMENT - 0.14%
Union Pacific Corp.                             14,000         975,800

REAL ESTATE - 0.19%
General Growth Properties, Inc., REIT           38,940       1,327,854

RETAIL GROCERY - 0.48%
Sysco Corp.                                     93,600       3,350,880

RETAIL TRADE - 3.32%
Costco Wholesale Corp.                          96,100       4,245,698
Dollar Tree Stores, Inc. *                      77,300       2,220,829
Lowe's Companies, Inc.                         154,300       8,808,987
RadioShack Corp. (a)                            60,800       1,489,600
Target Corp.                                    69,300       3,466,386
Williams-Sonoma, Inc. *                         84,100       3,090,675
                                                        --------------
                                                            23,322,175

SANITARY SERVICES - 0.15%
Allied Waste Industries, Inc. * (a)            149,100       1,089,921

SEMICONDUCTORS - 5.08%
Advanced Micro Devices, Inc. * (a)              62,200       1,002,664
Altera Corp. *                                 189,800       3,754,244
Applied Materials, Inc. *                      583,200       9,477,000
Applied Micro Circuits Corp.                   160,900         529,361
Fairchild Semiconductor International,
Inc. *                                          64,900         994,917
Freescale Semiconductor-A, Inc. *               21,900         371,205
Intel Corp.                                    149,400       3,470,562
KLA-Tencor Corp.                               166,500       7,660,665
Lam Research Corp. *                            48,100       1,388,166
Linear Technology Corp.                         32,400       1,241,244
Micron Technology, Inc. *                       84,700         875,798
Novellus Systems, Inc. *                        29,600         791,208
PMC-Sierra, Inc. *                               1,000           8,800
Teradyne, Inc. *                               152,300       2,223,580
Xilinx, Inc.                                    63,800       1,864,874
                                                        --------------
                                                            35,654,288

SOFTWARE - 0.89%
Microsoft Corp.                                211,580       5,113,889
SAP AG, ADR                                     28,000       1,122,240
                                                        --------------
                                                             6,236,129

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.84%
American Tower Corp., Class A *                 45,100         822,173
Corning, Inc. *                                 83,100         924,903
Polycom, Inc. *                                 52,100         883,095
QUALCOMM, Inc.                                  89,600       3,283,840
                                                        --------------
                                                             5,914,011

TELEPHONE - 1.85%
Qwest Communications International,            404,000       1,494,800
Inc. *
Sprint Corp. (FON Group)                       426,750       9,708,562
Verizon Communications, Inc.                    50,900       1,806,950
                                                        --------------
                                                            13,010,312

TOBACCO - 1.03%
Altria Group, Inc.                             110,500       7,225,595

TOYS, AMUSEMENTS & SPORTING GOODS - 0.18%
Mattel, Inc.                                    58,000       1,238,300

TRUCKING & FREIGHT - 0.25%
Navistar International Corp. *                  19,400         706,160
United Parcel Service, Inc., Class B            14,000       1,018,360
                                                        --------------
                                                             1,724,520
                                                        --------------
TOTAL COMMON STOCKS (Cost $407,685,961)                 $  471,370,325
                                                        --------------
U.S. TREASURY OBLIGATIONS - 7.42%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.19%
  3.875% due 04/15/2029 (a)               $    985,890       1,355,834

U.S. TREASURY BONDS - 3.37%
  5.25% due 02/15/2029 (a)                   9,630,000      10,140,467
  5.375% due 02/15/2031 (a)                  1,550,000       1,689,319
  6.50% due 11/15/2026 (a)                   1,155,000       1,402,151
  7.875% due 02/15/2021 (a)                  3,945,000       5,268,117
  8.875% due 08/15/2017 (a)                  3,695,000       5,137,351
                                                        --------------
                                                            23,637,405

U.S. TREASURY NOTES - 3.86%
  1.625% due 02/28/2006 (a)                  5,500,000       5,412,341
  2.625% due 05/15/2008 (a)                  3,300,000       3,170,063
  3.25% due 08/15/2007 (a)                   7,850,000       7,744,206
  3.625% due 07/15/2009 (a)                  2,940,000       2,883,152
  3.875% due 02/15/2013 (a)                  3,000,000       2,895,819
  5.50% due 05/15/2009 (a)                   1,745,000       1,838,249
  5.75% due 08/15/2010 (a)                   1,625,000       1,743,828
  6.50% due 02/15/2010 (a)                   1,255,000       1,381,922
                                                        --------------
                                                            27,069,580
                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $51,407,015)                                      $   52,062,819
                                                        --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
 9.74%

FEDERAL HOME LOAN BANK - 0.82%
  2.50% due 12/15/2005                       4,325,000       4,294,093
  2.50% due 04/11/2006 (a)                   1,460,000       1,441,511
                                                        --------------
                                                             5,735,604

FEDERAL HOME LOAN MORTGAGE CORP. - 1.64%
  3.625% due 09/15/2008                      3,050,000       2,986,206
  5.00% due 07/15/2014 (a)                     650,000         656,818
  5.50% due 02/01/2018 to 01/01/2034         3,007,658       3,019,834
  6.00% due 04/01/2016 to 11/01/2034         3,600,921       3,696,316
  6.875% due 09/15/2010                      1,030,000       1,143,923
                                                        --------------
                                                            11,503,097

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 6.01%
  2.25% due 05/15/2006                       2,200,000       2,163,682

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)


                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                --------------  --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
  3.82% due 07/01/2033 (b)                      $      217,767  $      217,508
  4.125% due 04/15/2014 (a)                          1,269,000       1,204,680
  5.00% due 05/01/2018 to 11/01/2033                 5,061,867       5,025,159
  5.50% due 07/01/2017 to 01/01/2035                 7,490,291       7,525,930
  6.00% due 06/01/2016 to 02/01/2035                17,474,003      17,865,799
  6.25% due 05/15/2029                               2,250,000       2,579,245
  6.50% due 06/01/2031 to 04/01/2034                 3,391,071       3,526,700
  7.00% due 12/01/2029 to 06/01/2032                 1,119,119       1,180,930
  7.50% due 01/25/2028 to 10/01/2031                   802,656         852,321
                                                                --------------
                                                                    42,141,954

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.27%
  5.00% TBA **                                       2,355,000       2,321,884
  5.50% due 03/15/2035                               2,100,210       2,121,303
  6.00% due 11/15/2032 to 06/15/2033                 3,287,237       3,384,166
  6.50% due 06/15/2028                                  79,526          83,252
  7.00% due 02/15/2028 to 04/15/2029                   668,262         707,530
  7.50% due 12/15/2030                                 120,046         128,773
  8.00% due 10/15/2027 to 03/15/2028                   163,559         176,383
                                                                --------------
                                                                     8,923,291
                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $68,733,222)                                              $   68,303,946
                                                                --------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.70%

ARGENTINA - 0.06%
Republic of Argentina
  8.25%, Step up to 9.00% on
    07/06/2006 due 07/06/2010                   EUR     20,000           6,095
  3.01% due 08/03/2012 (b)                      $      250,000         210,250
  7.00% due 03/18/2049                          EUR    105,000          16,374
  8.00% due 10/30/2009                                  20,000           3,912
  8.00% due 02/26/2008                                  15,000           5,349
  8.00% due 02/26/2008                                  20,000           7,132
  8.00% due 02/26/2008                                  15,000           5,738
  8.125% due 04/21/2008                                 25,000           9,563
  8.50% due 02/23/2005                                  15,000           2,412
  8.50% due 07/30/2010                                  27,000           9,015
  8.50% due 07/01/2049                                  60,000          19,354
  8.75% due 02/04/2049                                  30,000           8,364
  9.00% due 09/19/2049                                  15,000           2,387
  9.00% due 11/19/2008                                  20,000           3,912
  9.00% due 04/26/2006                                  35,000          13,389
  9.00% due 05/26/2009                                  40,000          15,301
  9.00% due 05/24/2005                                  55,000          18,365
  9.00% due 06/20/2049                                  25,000           8,105
  9.25% due 10/21/2049                                  15,000           4,985
  9.50% due 03/04/2049                                  15,000           5,009
  10.00% due 02/22/2007                                 25,000           8,390
  10.25% due 01/26/2007                                 25,000           8,105
  11.25% due 04/10/2006                                 20,000           3,912
  11.75% due 05/20/2011                                 20,000           3,912
  11.75% due 11/13/2026                                 10,000           1,956
  12.00% due 09/19/2016                         EUR     15,000  $        2,934
                                                                --------------
                                                                       404,220

BRAZIL - 0.18%
Federative Republic of Brazil
 9.25% due 10/22/2010                           $      250,000         262,500
 10.00% due 08/07/2011                                 600,000         648,000
 10.25% due 06/17/2013                                 100,000         108,750
 11.00% due 08/17/2040 (a)                             200,000         222,600
                                                                --------------
                                                                     1,241,850

CANADA - 0.02%
Government of Canada
  5.50% due 06/01/2010                          CAD    150,000         133,209

COLOMBIA - 0.10%
Republic of Colombia
  10.00% due 01/23/2012                         $      525,000         567,000
  11.75% due 03/01/2010                         COP329,000,000         138,051
                                                                --------------
                                                                       705,051

DENMARK - 0.01%
Kingdom of Denmark
  6.00% due 11/15/2009                          DKK    450,000          88,320

DOMINICAN REPUBLIC - 0.05%
Government of Dominican Republic
  9.04% due 01/23/2013                          $      360,000         328,500

ECUADOR - 0.03%
Republic of Ecuador
  8.00% due 08/15/2030                                 225,000         200,250

GERMANY - 0.25%
Federal Republic of Germany
  5.25% due 01/04/2011                          EUR    350,000         503,550
  5.25% due 01/04/2008                                 250,000         345,758
  6.25% due 01/04/2030                                 300,000         516,080
  6.50% due 10/14/2005                                 300,000         397,675
                                                                --------------
                                                                     1,763,063

HUNGARY - 0.01%
Republic of Hungary
  6.50% due 08/24/2006                          HUF 15,000,000          77,779

JAPAN - 0.11%
Government of Japan
  0.40% due 06/20/2006                          JPY 10,000,000          93,653
  1.50% due 09/20/2014                              30,000,000         285,752
  1.80% due 03/22/2010                              40,000,000         396,414
                                                                --------------
                                                                       775,819

MEXICO - 0.19%
Government of Mexico
  6.625% due 03/03/2015                         $      290,000         302,180
  8.00% due 12/07/2023                          MXN  5,500,000         381,437
  8.00% due 12/19/2013                               4,000,000         309,579
  8.375% due 01/14/2011                         $       80,000          91,040
  9.875% due 02/01/2010                                155,000         184,450


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
  11.375% due 09/15/2016                  $     50,000  $       71,375
                                                        --------------
                                                             1,340,061

PANAMA - 0.05%
Republic of Panama
  8.875% due 09/30/2027                        199,000         213,925
  9.375% due 07/23/2012                         75,000          84,750
  10.75% due 05/15/2020                         25,000          31,000
                                                        --------------
                                                               329,675

PERU - 0.03%
Republic of Peru
  9.125% due 02/21/2012                        100,000         112,500
  9.875% due 02/06/2015                        100,000         115,500
                                                        --------------
                                                               228,000

PHILIPPINES - 0.03%
Republic of Philippines
  9.125% due 02/22/2010                   EUR   75,000         106,252
  10.625% due 03/16/2025                  $    100,000         107,000
                                                        --------------
                                                               213,252

POLAND - 0.01%
Government of Poland
  5.00% due 10/24/2013                    PLN  250,000          76,524

RUSSIA - 0.16%
Russian Federation, Series REGS
  5.00%, Step up to 7.50% on
    03/31/2007 due 03/31/2030             $  1,105,000       1,132,072

SWEDEN - 0.02%
Kingdom of Sweden
  5.00% due 01/28/2009                    SEK  600,000          91,118
  5.25% due 03/15/2011                         500,000          78,041
                                                        --------------
                                                               169,159

TURKEY - 0.21%
Republic of Turkey
  zero coupon due 04/27/2005              TRL  953,665         698,507
  9.50% due 01/15/2014                    $    375,000         421,875
  20.00% due 10/17/2007                   TRL  395,700         335,026
                                                        --------------
                                                             1,455,408

UKRAINE - 0.04%
Republic of Ukraine
  7.65% due 06/11/2013 (a)                $    250,000         267,500

UNITED KINGDOM - 0.04%
Government of United Kingdom
  6.00% due 12/07/2028                    GBP   40,000          90,747
  7.25% due 12/07/2007                           5,000          10,052
  8.00% due 12/07/2015                          50,000         120,617
  8.50% due 12/07/2005                          50,000          96,896
                                                        --------------
                                                               318,312

VENEZUELA - 0.10%
Republic of Venezuela
  8.50% due 10/08/2014                    $    150,000         147,750
  9.25% due 09/15/2027                    $    350,000  $      347,550
  10.75% due 09/19/2013                        200,000         222,500
                                                        --------------
                                                               717,800
                                                        --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $11,707,797)                                      $   11,965,824
                                                        --------------
CORPORATE BONDS - 9.66%

AEROSPACE - 0.25%
Systems 2001 Asset Trust LLC
  6.664% due 09/15/2013                      1,014,636       1,099,814
Systems 2001 Asset Trust, Series 2001,
Class B
  7.156% due 12/15/2011                        598,795         640,142
                                                        --------------
                                                             1,739,956

AGRICULTURE - 0.09%
Burns Philp Capital Property, Ltd.
  10.75% due 02/15/2011                        150,000         166,500
Gold Kist, Inc.
  10.25% due 03/15/2014                         65,000          74,100
Yara International ASA
  5.25% due 12/15/2014                         430,000         424,317
                                                        --------------
                                                               664,917

AIR TRAVEL - 0.05%
Delta Air Lines, Inc.
  8.00% due 12/15/2007                         150,000          64,500
Southwest Airlines Company
  5.125% due 03/01/2017                        140,000         131,395
  5.25% due 10/01/2014                         140,000         134,934
                                                        --------------
                                                               330,829

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
  5.20% due 01/15/2014                         100,000         100,693

AMUSEMENT & THEME PARKS - 0.04%
AMC Entertainment, Inc.
  9.875% due 02/01/2012                        100,000         105,500
Six Flags, Inc.
  8.875% due 02/01/2010                        175,000         164,500
                                                        --------------
                                                               270,000

APPAREL & TEXTILES - 0.02%
Jones Apparel Group, Inc.
  5.125% due 11/15/2014                        125,000         118,490

AUTO PARTS - 0.03%
Delphi Trust II
  6.197% due 11/15/2033 (b)                     65,000          32,917
United Rentals North America, Inc.
  6.50% due 02/15/2012                         175,000         170,187
                                                        --------------
                                                               203,104

AUTO SERVICES - 0.11%
Hertz Corp.
  3.97% due 08/05/2008 (b)                     420,000         410,937

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                 ------------  --------------
CORPORATE BONDS (CONTINUED)

AUTO SERVICES (CONTINUED)
Hertz Corp. (continued)
  6.35% due 06/15/2010                           $    360,000  $      345,915
                                                               --------------
                                                                      756,852

AUTOMOBILES - 0.13%
DaimlerChrysler North America
 Holding
  4.05% due 06/04/2008                                750,000         728,355
Ford Motor Company
  7.45% due 07/16/2031                                185,000         167,348
                                                               --------------
                                                                      895,703

BANKING - 0.98%
Allied Irish Banks PLC
  7.50% due 12/29/2049 (b)                       EUR   50,000          77,461
Banco Santander Chile
  5.375% due 12/09/2014                          $    130,000         128,821
Bank of Ireland
  6.45% due 02/10/2010                           EUR   50,000          73,742
Capital One Financial Corp.
  7.25% due 05/01/2006                           $    430,000         444,223
Chuo Mitsui Trust & Banking Company
  5.506% due 12/31/2049 (b)                           350,000         334,659
DBS Bank, Ltd.
  7.125% due 05/15/2011                               200,000         221,286
HSBC Bank USA
  4.625% due 04/01/2014                               625,000         603,356
Independence Community Bank Corp.
  3.75% due 04/01/2014 (b)                            145,000         137,183
Kazkommerts International BV
  8.50% due 04/16/2013                                150,000         151,920
MBNA America Bank
  5.375% due 01/15/2008                               500,000         509,889
Nykredit AS
  5.00% due 10/01/2035                           DKK  146,255          25,706
RBS Capital Trust I
  4.709% due 12/29/2049 (b)                      $    160,000         154,508
RBS Capital Trust IV
  3.893% due 09/30/2014 (b)                           475,000         484,859
Turanalem Finance BV
  8.50% due 02/10/2015                                240,000         235,800
Turanelem Finance BV
  7.875% due 06/02/2010                               205,000         203,442
Washington Mutual Bank FA
  3.31% due 01/15/2015 (b)                            480,000         486,976
Washington Mutual, Inc.
  3.35% due 03/22/2012 (b)                            190,000         189,756
  4.20% due 01/15/2010                                500,000         486,573
  5.625% due 01/15/2007                               750,000         766,873
Wells Fargo Company
  3.50% due 04/04/2008                                625,000         608,506
Zions Bancorporation
  6.00% due 09/15/2015                                500,000         521,015
                                                               --------------
                                                                    6,846,554

BROADCASTING - 0.43%
CCO Holdings, LLC
  8.75% due 11/15/2013                                 75,000          75,000
Clear Channel Communications, Inc.
  6.00% due 11/01/2006                                250,000         254,772
  7.65% due 09/15/2010                                375,000         410,521
Cox Radio, Inc.
  6.375% due 05/15/2005                               500,000         501,267
Fisher Communications, Inc.
  8.625% due 09/15/2014                               100,000         107,000
Liberty Media Corp.
  3.50% due 09/25/2006                                 35,000          34,495
  4.51% due 09/17/2006 (b)                          1,430,000       1,448,990
News America Holdings, Inc.
  6.75% due 01/09/2038                                 50,000          54,958
Young Broadcasting, Inc.
  10.00% due 03/01/2011                               125,000         127,813
                                                               --------------
                                                                    3,014,816

BUILDING MATERIALS & CONSTRUCTION -
 0.02%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
    03/01/2009 due 03/01/2014                         150,000         104,250
WCI Communities, Inc.
  9.125% due 05/01/2012                                55,000          58,850
                                                               --------------
                                                                      163,100

BUSINESS SERVICES - 0.01%
Iron Mountain, Inc.
  6.625% due 01/01/2016                                50,000          45,625
Quintiles Transnational Corp.
  10.00% due 10/01/2013                                50,000          56,250
                                                               --------------
                                                                      101,875

CABLE AND TELEVISION - 0.33%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                               230,000         270,196
Charter Communications Operating LLC
  8.00% due 04/30/2012                                 50,000          49,750
Comcast Corp., Class A
  5.30% due 01/15/2014                                500,000         494,573
  7.05% due 03/15/2033                                190,000         212,513
Cox Communications, Inc.
  4.625% due 01/15/2010                               500,000         485,853
  5.45% due 12/15/2014                                350,000         340,728
  6.75% due 03/15/2011                                250,000         266,475
  7.75% due 11/01/2010                                125,000         138,832
Kabel Deutschland GMBH
  10.625% due 07/01/2014                               80,000          88,400
                                                               --------------
                                                                    2,347,320

CELLULAR COMMUNICATIONS - 0.20%
American Tower Corp.
  7.50% due 05/01/2012                                290,000         294,350
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                                 90,000         118,738
Centennial Communications Corp.
  8.125 due 02/01/2014                                 75,000          76,875
  10.125% due 06/15/2013                              115,000         127,075
Rogers Wireless, Inc.
  9.625% due 05/01/2011                                95,000         107,825

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  --------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Triton PCS, Inc.
  8.75% due 11/15/2011                    $     75,000  $       52,313
Verizon Wireless Capital LLC
  5.375% due 12/15/2006                        625,000         636,716
                                                        --------------
                                                             1,413,892

CHEMICALS - 0.16%
Albemarle Corp.
  5.10% due 02/01/2015                         230,000         223,405
ICI Wilmington, Inc.
  4.375% due 12/01/2008                        460,000         454,326
Lubrizol Corp.
  4.625% due 10/01/2009                        360,000         354,629
Millennium America, Inc.
  9.25% due 06/15/2008                          75,000          80,437
                                                        --------------
                                                             1,112,797

COAL - 0.01%
Luscar Coal, Ltd.
  9.75% due 10/15/2011                          50,000          55,000

COMMERCIAL SERVICES - 0.09%
Cendant Corp.
  6.25% due 01/15/2008                         250,000         260,212
  6.875% due 08/15/2006                        200,000         206,998
  7.375% due 01/15/2013                         85,000          96,026
Synagro Technologies, Inc.
  9.50% due 04/01/2009                          50,000          54,375
                                                        --------------
                                                               617,611

CONSTRUCTION & MINING EQUIPMENT - 0.01%
Graphic Packaging International, Inc.
  9.50% due 08/15/2013                         100,000         106,000

CONSTRUCTION MATERIALS - 0.02%
Nortek, Inc.
  8.50% due 09/01/2014                         125,000         120,625

CONTAINERS & GLASS - 0.03%
Owens Brockway Glass Container
  8.75% due 11/15/2012                         150,000         163,875
Vitro, SA de CV
  11.75% due 11/01/2013                         25,000          23,750
                                                        --------------
                                                               187,625

CRUDE PETROLEUM & NATURAL GAS - 0.03%
The Premcor Refining Group, Inc.
  7.50% due 06/15/2015                         185,000         190,088

DOMESTIC OIL - 0.05%
Devon Financing Corp., ULC
  6.875% due 09/30/2011                        160,000         176,165
Union Oil Company of California
  7.50% due 02/15/2029                         140,000         172,767
                                                        --------------
                                                               348,932

DRUGS & HEALTH CARE - 0.06%
Allegiance Corp.
  7.00% due 10/15/2026                         100,000         109,058
Jean Coutu Group (PJC), Inc.
  8.50% due 08/01/2014                          65,000          63,131
Wyeth
  4.375% due 03/01/2008                        275,000         273,201
                                                        --------------
                                                               445,390

ELECTRICAL EQUIPMENT - 0.15%
General Electric Company
  5.00% due 02/01/2013                         500,000         499,273
SP PowerAssets, Ltd.
  5.00% due 10/22/2013                         300,000         299,043
TXU Energy Company LLC
  3.42% due 01/17/2006 (b)                     250,000         249,976
                                                        --------------
                                                             1,048,292

ELECTRICAL UTILITIES - 0.45%
AES Corp.
  9.375% due 09/15/2010                        100,000         110,250
Dominion Resources, Inc.
  5.70% due 09/17/2012                         125,000         129,628
Edison Mission Energy
  9.875% due 04/15/2011                        125,000         144,375
Empresa Nacional De Electricidad
  8.50% due 04/01/2009                         230,000         251,183
Oncor Electric Delivery Company
  7.00% due 05/01/2032                         125,000         144,105
Pacific Gas & Electric Company
  4.20% due 03/01/2011                         900,000         867,146
  4.80% due 03/01/2014                         330,000         321,220
PSEG Power LLC
  5.00% due 04/01/2014                         375,000         367,140
  8.625% due 04/15/2031                        130,000         172,628
Scottish Power PLC
  4.91% due 03/15/2010                         460,000         460,066
United Energy Distribution Property, Ltd.
  4.70% due 04/15/2011                         170,000         168,058
                                                        --------------
                                                             3,135,799

ELECTRONICS - 0.19%
Jabil Circuit, Inc.
  5.875% due 07/15/2010                        470,000         485,305
Koninklijke Philips Electronics NV
  7.20% due 06/01/2026                         500,000         593,803
Stoneridge, Inc.
  11.50% due 05/01/2012                        120,000         132,900
Viasystems, Inc.
  10.50% due 01/15/2011                         90,000          89,100
                                                        --------------
                                                             1,301,108

ENERGY - 0.01%
First Energy Corp.
  7.375% due 11/15/2031                         50,000          56,635

FINANCIAL SERVICES - 2.61%
Aries Vermogensverwaltung GmbH, Series
REGS
  9.60% due 10/25/2014                         250,000         300,800
Bank of America Corp.
  7.125% due 09/15/2006                        750,000         783,154
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                         62,000          70,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                  -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.
  5.00% due 09/15/2014                                              $    450,000                  $   441,799
Corporacion Andina de Fomento
  6.875% due 03/15/2012                                                  170,000                      186,974
Credit Suisse First Boston USA, Inc.
  6.50% due 01/15/2012                                                   125,000                      135,254
Downey Financial Corp.
  6.50% due 07/01/2014                                                   370,000                      380,419
Ford Motor Credit Company
  7.375% due 10/28/2009                                                1,090,000                    1,094,763
  7.375% due 02/01/2011                                                  240,000                      238,448
Fuji JOB Investment, LLC, Mizuho Non-Cum
  PFD-Series A
  9.87%, Step up to 10.807% on 06/30/2008
    due 06/30/2049 (b)                                                   620,000                      706,495
General Electric Capital Corp.
  5.45% due 01/15/2013                                                 1,000,000                    1,027,192
General Electric Capital Corp., MTN, Series A
  6.00% due 06/15/2012                                                   110,000                      117,199
General Motors Acceptance Corp.
  6.875% due 09/15/2011                                                  150,000                      135,726
  7.00% due 02/01/2012                                                   900,000                      812,985
  7.75% due 01/19/2010                                                   610,000                      585,903
  8.00% due 11/01/2031                                                   250,000                      217,711
HBOS PLC
  3.125% due 01/12/2007                                                  500,000                      490,647
  5.375% due 12/29/2049 (b)                                              450,000                      450,564
Household Finance Corp.
  6.50% due 01/24/2006                                                   250,000                      255,338
HVB Funding Trust III
  9.00% due 10/22/2031                                                   200,000                      262,957
International Lease Finance Corp.
  3.50% due 04/01/2009                                                   330,000                      315,849
  4.55% due 10/15/2009                                                   180,000                      178,386
  4.75% due 07/01/2009                                                   815,000                      815,461
John Deere Capital Corp., Series MTND
  4.125% due 01/15/2010                                                  875,000                      853,674
JPMorgan Chase & Company
  5.35% due 03/01/2007                                                   125,000                      127,525
LaBranche & Company, Inc.
  9.50% due 05/15/2009                                                    50,000                       50,250
Lehman Brothers Holdings, Inc., Series MTN
  4.25% due 01/27/2010                                                 1,750,000                    1,703,756
Mangrove Bay Pass Through Trust
  6.102% due 07/15/2033 (b)                                              200,000                      198,340
MBNA Capital
  3.543% due 02/01/2027 (b)                                              610,000                      583,777
Nationwide Life Global Funding I
  5.35% due 02/15/2007                                                   110,000                      112,051
NiSource Finance Corp.
  6. 15% due 03/0 1/20 13                                                160,000                      169,890
  7.875% due 11/15/2010                                                  350,000                      399,132
PCCW - HKTC Capital, Ltd., Series REGS
  7.75% due 11/15/2011                                                   160,000                      183,394
Pemex Finance, Ltd.
  7.33% due 05/15/2012                                                   300,000                      333,354
Reliastar Financial Corp.
  6.50% due 11/15/2008                                                   280,000                      296,791
SB Treasury Company LLC
  9.40% due 12/29/2049 (b)                                               180,000                      202,620
SLM Corp., Series MTNA
  5.00% due 04/15/2015                                                   375,000                      364,015
The Goldman Sachs Group, Inc.
  4.75% due 07/15/2013                                                   500,000                      480,932
  5.125% due 01/15/2015                                                1,000,000                      976,314
  5.25% due 04/01/2013                                                   250,000                      249,512
Twin Reefs Pass Through Trust
  3.77% due 12/10/2049 (b)                                               700,000                      703,174
Westfield Capital Corp, Ltd.
  4.375% due 11/15/2010                                                  345,000                      336,208
                                                                                                  -----------
                                                                                                   18,329,413

FOOD & BEVERAGES - 0.22%
Ahold Finance USA, Inc.
  8.25% due 07/15/2010                                                   100,000                      109,750
Cadbury Schweppes US Finance LLC
  5.125% due 10/01/2013                                                  220,000                      218,580
Kellogg Company, Series B
  6.60% due 04/01/2011                                                   250,000                      272,501
Kraft Foods, Inc.
  6.25% due 06/01/2012                                                   250,000                      268,756
Nabisco, Inc.
  7.05% due 07/15/2007                                                   210,000                      220,884
  7.55% due 06/15/2015                                                   375,000                      442,378
                                                                                                  -----------
                                                                                                    1,532,849

FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
  7.375% due 03/15/2032                                                   90,000                      105,219

GAS & PIPELINE UTILITIES - 0.03%
Dynegy Holdings, Inc.
  10.125% due 07/15/2013                                                 100,000                      109,000
Williams Companies, Inc.
  8.125% due 03/15/2012                                                   70,000                       76,650
                                                                                                  -----------
                                                                                                      185,650

HEALTHCARE SERVICES - 0.04%
Concentra Operating Corp.
  9.125% due 06/01/2012                                                   55,000                       58,300
Wellpoint, Inc.
  3.75% due 12/14/2007                                                   240,000                      235,542
                                                                                                  -----------
                                                                                                      293,842

HOMEBUILDERS - 0.19%
Centex Corp.
  4.75% due 01/15/2008                                                    70,000                       69,992
Lennar Corp.
  5.95% due 03/01/2013                                                    40,000                       41,149
Lennar Corp., Series B
  9.95% due 05/01/2010                                                    40,000                       41,990
MDC Holdings, Inc.
  5.50% due 05/15/2013                                                    80,000                       78,967
Pulte Homes, Inc.
  6.25% due 02/15/2013                                                   425,000                      438,189

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                  -----------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS (CONTINUED)
Pulte Homes, Inc. (continued)
  7.875% due 08/01/2011                                             $    200,000                  $   223,957
  8.125% due 03/01/2011                                                   75,000                       84,569
Technical Olympic USA, Inc.
  10.375% due 07/01/2012                                                 150,000                      164,250
Williams Lyon Homes, Inc.
  10.75% due 04/01/2013                                                  150,000                      165,000
                                                                                                  -----------
                                                                                                    1,308,063

HOTELS & RESTAURANTS - 0.11%
Buffets, Inc.
  11.25% due 07/15/2010                                                  100,000                      105,500
Circus & Eldorado Joint Venture
  10.125% due 03/01/2012                                                 100,000                      107,250
Harrah's Operating Company, Inc.
  5.50% due 07/01/2010                                                   230,000                      233,978
Hilton Hotels Corp.
  7.625% due 12/01/2012                                                  110,000                      125,584
  8.25% due 02/15/2011                                                   200,000                      230,552
                                                                                                  -----------
                                                                                                      802,864

INDUSTRIAL MACHINERY - 0.04%
Caterpillar Financial Services Corp.
  4.50% due 06/15/2009                                                   270,000                      268,152

INSURANCE - 0.85%
ACE INA Holdings, Inc.
  5.875% due 06/15/2014                                                  170,000                      173,008
Aetna, Inc.
  7.375% due 03/01/2006                                                  100,000                      102,912
Assurant, Inc.
  5.625% due 02/15/2014                                                  170,000                      172,606
CNA Financial Corp.
  5.85% due 12/15/2014                                                   375,000                      371,889
  7.25% due 11/15/2023                                                   200,000                      216,578
Liberty Mutual Group, Inc.
  6.50% due 03/15/2035                                                   260,000                      250,074
Lincoln National Corp.
  6.20% due 12/15/2011                                                   140,000                      149,130
MetLife, Inc.
  3.911% due 05/15/2005                                                  315,000                      315,349
Monumental Global Funding
  2.88% due 05/19/2006 (b)                                             1,380,000                    1,378,612
  5.20% due 01/30/2007                                                   625,000                      637,002
Nationwide Mutual Insurance Company
  7.875% due 04/01/2033                                                   60,000                       72,175
North Front Pass-Through Trust
  5.81% due 12/15/2024 (b)                                               490,000                      485,079
Prudential Financial, Inc.
  4.75% due 04/01/2014                                                   930,000                      899,591
Prudential Insurance Company
  6.375% due 07/23/2006                                                  225,000                      232,338
Travelers Property Casualty Corp.
  6.375% due 03/15/2033                                                  260,000                      268,273
XL Capital, Ltd.
  5.25% due 09/15/2014                                                   220,000                      217,096
                                                                                                  -----------
                                                                                                    5,941,712

INTERNATIONAL OIL - 0.12%
Pemex Project Funding Master Trust
  4.31% due 06/15/20 10(b)                                               660,000                      673,200
Ras Laffan Liquefied Natural Gas
  3.437% due 09/15/2009                                                  166,200                      162,225
                                                                                                  -----------
                                                                                                      835,425

LEISURE TIME - 0.03%
Carmike Cinemas, Inc.
  7.50% due 02/15/2014                                                   100,000                       98,125
Mohegan Tribal Gaming Authority
  6.375% due 07/15/2009                                                  140,000                      138,950
                                                                                                  -----------
                                                                                                      237,075

MANUFACTURING - 0.04%
Jacuzzi Brands, Inc.
  9.625% due 07/01/2010                                                  100,000                      110,000
Koppers, Inc.
  9.875% due 10/15/2013                                                   50,000                       55,750
Terex Corp.
  9.25% due 07/15/2011                                                   125,000                      136,250
                                                                                                  -----------
                                                                                                      302,000

MEDICAL-HOSPITALS - 0.03%
HCA, Inc.
  7.875% due 02/01/2011                                                   95,000                      102,781
Tenet Healthcare Corp.
  9.875% due 07/01/2014                                                   75,000                       78,000
                                                                                                  -----------
                                                                                                      180,781

MINING - 0.02%
Freeport-McMoRan Copper & Gold, Inc.
  10.125% due 02/01/2010                                                 160,000                      177,600

PAPER - 0.17%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010                                                    75,000                       76,125
International Paper Company
  5.85 due 10/30/2012                                                    350,000                      364,754
Norske Skogindustrier ASA
  7.625% due 10/15/2011                                                  625,000                      704,442
Temple-Inland, Inc.
  7.875% due 05/01/2012                                                   45,000                       50,797
                                                                                                  -----------
                                                                                                    1,196,118

PHARMACEUTICALS - 0.09%
Hospira, Inc.
  5.90% due 06/15/2014                                                   250,000                      260,229
Sobering Plough Corp.
  5.30% due 12/01/2013 (b)                                               365,000                      372,867
                                                                                                  -----------
                                                                                                      633,096

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
  6.061% due 01/17/2023                                                   75,000                       79,830

REAL ESTATE - 0.22%
Crescent Real Estate Equities
  7.50% due 09/15/2007                                                    50,000                       51,625
Developers Diversified Realty Company
  4.625% due 08/01/2010                                                  250,000                      243,855

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                  -----------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
ERP Operating LP
  4.75% due 06/15/2009                                              $    345,000                  $   345,118
Hospitality Properties Trust, REIT
  6.75% due 02/15/2013                                                   555,000                      595,691
Host Marriott LP, REIT
  7.125% due 11/01/2013                                                   60,000                       59,550
Price, Inc., REIT
  7.50% due 11/05/2006                                                   250,000                      263,789
                                                                                                  -----------
                                                                                                    1,559,628

RETAIL GROCERY - 0.03%
The Kroger Company
  7.50% due 04/01/2031                                                   180,000                      205,670

RETAIL TRADE - 0.05%
Blockbuster, Inc.
  9.00% due 09/01/2012                                                   105,000                      101,850
Payless Shoesource, Inc.
  8.25% due 08/01/2013                                                    75,000                       76,875
Rite Aid Corp.
  6.875% due 08/15/2013                                                   60,000                       55,800
Saks, Inc.
  7.50% due 12/01/2010                                                   100,000                       97,000
                                                                                                  -----------
                                                                                                      331,525

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc., Series B
  9.25% due 09/01/2012                                                   120,000                      128,400

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
  7.75% due 05/15/2013                                                    75,000                       63,000

STEEL - 0.01%
Gerdau Ameristeel Corp.
  10.375% due 07/15/2011                                                  50,000                       55,750

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.15%
Deutsche Telekom International Finance BV
  6.625% due 07/11/2011                                             EUR   50,000                       76,181
  8.75% due 06/15/2030                                              $     60,000                       78,471
Dobson Communications Corp.
  10.875% due 07/01/2010                                                 120,000                      106,200
SBC Communications, Inc.
  5.10% due 09/15/2014                                                   390,000                      380,126
  5.625% due 06/15/2016                                                  125,000                      125,493
Singapore Telecommunications, Ltd.
  6.375% due 12/01/2011                                                  205,000                      220,823
Telenet Group Holding NV
  zero coupon, Step up to 11.50% on
    12/15/2008 due 06/15/2014                                            100,000                       75,625
                                                                                                  -----------
                                                                                                    1,062,919

TELEPHONE - 0.58%
AT&T Corp.
  8.35% due 01/15/2025                                                   230,000                      237,762
Bellsouth Corp.
  4.20% due 09/15/2009                                                   500,000                      488,577
Cincinnati Bell, Inc.
  7.25% due 07/15/2013                                                    40,000                       39,800
France Telecom SA
  8.75% due 03/01/2031 (b)                                               260,000                      342,200
NTL Cable PLC
  8.75% due 04/15/2014                                                    60,000                       64,650
Qwest Capital Funding, Inc.
  7.90% due 08/15/2010                                                    85,000                       81,387
Qwest Services Corp.
  13.50% due 12/15/2010                                                   75,000                       86,813
Sprint Capital Corp.
  6.375% due 05/01/2009                                                   63,000                       66,542
  6.875% due 11/15/2028                                                  813,000                      870,390
Telecom Italia Capital SA
  4.00% due 11/15/2008                                                   625,000                      608,658
  4.00% due 01/15/2010                                                   370,000                      353,727
  4.95% due 09/30/2014                                                   430,000                      411,900
Verizon New York, Inc.
  6.875% due 04/01/2012                                                  400,000                      436,005
                                                                                                  -----------
                                                                                                    4,088,411

TRANSPORTATION - 0.02%
Overseas Shipholding Group, Inc.
  8.25% due 03/15/2013                                                   100,000                      107,000
TFM SA de CV
  10.25% due 06/15/2007                                                   25,000                       26,500
                                                                                                  -----------
                                                                                                      133,500
                                                                                                  -----------
TOTAL CORPORATE BONDS (Cost $68,491,267)                                                          $67,732,495
                                                                                                  -----------

MUNICIPAL BONDS - 0.04%

WISCONSIN - 0.04%
Badger Tobacco Asset Securitization Corp.
  6.125% due 06/01/2027                                                  315,000                      319,797
                                                                                                  -----------
TOTAL MUNICIPAL BONDS (Cost $301,649)                                                             $   319,797
                                                                                                  -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.32%
Bank of America Commercial Mortgage, Inc.,
  Series 2001-3, Class A1
  4.89% due 04/11/2037                                                   483,226                      485,608
Chase Commercial Mortgage Securities Corp.,
  Series 2000-2, Class C
  7.928% due 07/15/2032                                                  250,000                      285,873
Commercial Mortgage Pass-Through Certificate.
  Series 2003-LB1A, Class A2
  4.084% due 06/10/2038                                                  750,000                      705,146
CS First Boston Mortgage Securities Corp.,
  Series 2001-CF2, Class A2
  5.935% due 02/15/2034                                                  875,000                      885,013
CS First Boston Mortgage Securities Corp.,
  Series 2001-CF2, Class A3
  6.238% due 02/15/2034                                                  440,000                      458,407
CS First Boston Mortgage Securities Corp.,
  Series 2001-CKN5, Class A4
  5.435% due 09/15/2034                                                  500,000                      516,197

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                  -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
  Series 2001-CP4, Class A4
  6.18% due 12/15/2035                                              $    750,000                  $   800,065
CS First Boston Mortgage Securities Corp.,
  Series 2002-CKN2, Class A3
  6.133% due 04/15/2037                                                  500,000                      533,236
CS First Boston Mortgage Securities Corp.,
  Series 2004-C4, Class A4
  4.283% due 10/15/2039                                                  250,000                      241,678
FHLMC Structured Pass Through Securities,
  Series T-41, Class 3A
  7.50% due 07/25/2032                                                   277,834                      292,540
First Union National Bank Commercial Mortgage
  Trust, Series 2001-C2, Class A1
  6.204% due 01/12/2043                                                1,128,760                    1,174,408
First Union National Bank Commercial Mortgage
  Trust, Series 2002-C1, Class A1
  5.585% due 02/12/2034                                                  486,087                      500,061
GE Capital Commercial Mortgage Corp.,
  Series 2001-1, Class A1
  6.079% due 05/15/2033                                                   89,014                       92,305
GE Capital Commercial Mortgage Corp.,
  Series 2001-3, Class A2
  6.07% due 06/10/2038                                                   500,000                      533,922
GE Capital Commercial Mortgage Corp.,
  Series 2002-2A, Class A3
  5.349% due 08/11/2036                                                  360,000                      368,316
GMAC Commercial Mortgage Securities, Inc.,
  Series 1997-C1, Class A3
  6.869% due 07/15/2029                                                  275,439                      288,248
GMAC Commercial Mortgage Securities, Inc.,
  Series 2001-C1, Class A1
  5.988% due 04/15/2034                                                1,164,304                    1,185,290
Greenwich Capital Commercial Funding Corp.,
  Series 2002-C1, Class A2
  4.112% due 01/11/2017                                                1,004,189                      987,299
Hilton Hotels Pool Trust, Series 2000-HL TA,
  Class B
  3.22% due 10/03/2015 (b)                                               170,000                      171,475
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2002-C1, Class A3
  5.376% due 07/12/2037                                                1,165,000                    1,196,478
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2004-CBX, Class A2
  3.89% due 01/12/2037                                                   750,000                      733,546
LB-UBS Commercial Mortgage Trust,
  Series 2002-C1, Class A4
  6.462% due 03/15/2031                                                  500,000                      546,331
Merrill Lynch Mortgage Investors, Inc.,
  Series 1995-C2, Class A1
  6.334% due 06/15/2021 (b)                                               67,757                       68,447
Merrill Lynch Mortgage Investors, Inc.,
  Series 1997-C1, Class A3
  7.12% due 06/1 8/2029                                                  181,459                      187,999
Morgan Stanley Capital I, Series 2003-KIDS,
  Class A
  3.48% due 07/14/2016 (b)                                               182,779                      183,307
Salomon Brothers Mortgage Securities VII,
  Series 2000-C3, Class A2
  6.592% due 12/18/2033                                                  290,000                      312,732
Salomon Brothers Mortgage Securities VII,
  Series 2001-C1, Class A2
  6.226% due 12/18/2035                                                  411,814                      424,881
Salomon Brothers Mortgage Securities VII,
  Series 200 1-C1, Class A3
  6.428% due 12/18/2035                                                  750,000                      806,665
Structured Asset Securities Corp.,
  Series 1998-RF2, Class A
  8.561% due 07/15/2027 (b)                                              284,772                      295,735
Washington Mutual, Series 2005-1, Class 6A1
  6.50% due 03/25/2035                                                   954,233                      985,597
                                                                                                  -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,478,316)                                                                                $16,246,805
                                                                                                  -----------

ASSET BACKED SECURITIES - 1.75%
ARG Funding Corp., Series 2005-2A, Class A1
  4.54% due 05/20/2009                                                   570,000                      569,912
California Infrastructure Development PG&E-1,
  Series 1997-1, Class A7
  6.42% due 09/25/2008                                                   228,471                      233,368
Centex Home Equity, Series 2004-D, Class AF4
  4.68% due 06/25/2032                                                   400,000                      395,688
Chase Funding Mortgage Loan Asset Backed
 Trust, Series 2003-1, Class 1A3
  3.14% due 07/25/2023                                                    52,452                       52,331
Chase Funding Mortgage Loan Asset Backed
 Trust, Series 2003-2, Class 1A3
  2.864% due 12/25/2024                                                  138,496                      137,888
Countrywide Asset-Backed Certificates,
  Series 2004-10, Class AF3
  3.842% due 10/25/2030                                                  375,000                      367,017
Countrywide Asset-Backed Certificates,
  Series 2004-12, Class 2AV2
  3.13% due 09/25/2033 (b)                                               750,000                      751,773
Countrywide Home Loans, Series 2005-12,
  Class 2A5
  5.50% due 05/25/2035                                                   290,000                      295,098
Drivetime Auto Owner Trust, Series 2004-A,
 Class A3
  2.419% due 08/15/2008                                                1,275,000                    1,251,493
Government Lease Trust, Series 1999-GSA1,
 Class A2
  6.18% due 05/18/2005                                                   156,772                      156,740
IndyMac Home Equity Loan Asset-Backed Trust,
  Series 2004-B, Class A2B
  3.21% duel 1/25/2034 (b)                                               375,000                      376,406
Morgan Stanley ABS Capital I,
  Series 2004-OP1, Class A2B
  3.14% duel 1/25/2034 (b)                                               750,000                      752,820
New Century Home Equity Loan Trust,
  Series 2004-A, Class AH5
  5.25% due 08/25/2034                                                   510,000                      507,116

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                 ------------
ASSET BACKED SECURITIES (CONTINUED)

Onyx Acceptance Auto Trust, Series 2002-C,
  Class A4
  4.07% due 04/15/2009                                              $    269,615                 $    270,092
Peco Energy Transition Trust, Series 1999-A,
  Class A7
  6.13% due 03/01/2009                                                   540,000                      565,318
PG&E Energy Recovery Funding LLC,
  Series 2005-1, Class A3
  4.14% due 09/25/2012                                                   420,000                      413,651
Residential Accredit Loans, Inc.,
  Series 2004-QS 16, Class 1A1
  5.50% due 12/25/2034                                                   238,892                      241,134
Residential Asset Mortgage Products, Inc.,
  Series 2004-RS9, Class AI4
  4.767% due 10/25/2032                                                  625,000                      619,031
Residential Asset Mortgage Products, Inc.,
  Series 2004-RZ3, Class AI4
  4.572% due 05/25/2033                                                  325,000                      317,180
Residential Asset Securities Corp.,
  Series 1999-KS4, Class AI4
  7.22% due 06/25/2028                                                   133,466                      136,054
Specialty Underwriting & Residential Finance,
  Series 2004-BC4, Class A2B
  3.16% due 10/25/2035 (b)                                               625,000                      625,756
Structured Asset Investment Loan Trust,
  Series 2004-8, Class A13
  3.15% due 09/25/2034 (b)                                             1,250,000                    1,254,957
Structured Asset Investment Loan Trust,
  Series 2004-8, Class A7
  3.15% due 09/25/2034 (b)                                               500,000                      501,548
USAA Auto Owner Trust, Series 2004-3, Class A3
  3.16% due 02/17/2009                                                   650,000                      640,638
Vanderbilt Acquisition Loan Trust,
  Series 2002-1, Class A3
  5.70% due 09/07/2023                                                   125,000                      126,952
Wells Fargo Home Equity Trust, Series 2004-2,
  Class AI5
  4.89% due 11/25/2028                                                   750,000                      744,758
                                                                                                 ------------
TOTAL ASSET BACKED SECURITIES
(Cost $12,424,095)                                                                               $ 12,304,719
                                                                                                 ------------

SHORT TERM INVESTMENTS - 11.26%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                       $ 78,975,733                 $ 78,975,733
                                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $78,975,733)                                                                               $ 78,975,733
                                                                                                 ------------

REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $3,908,136 on
  04/01/2005, collateralizedby
  $3,115,000 U.S. Treasury Bonds,
  7.50% due 11/15/2016 (valued at
  $3,988,823, including interest)                                   $  3,908,000                 $  3,908,000
                                                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,908,000)                                                                                $  3,908,000
                                                                                                 ------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
 (COST $720,113,054) - 111.65%                                                                   $783,190,463
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.65)%                                                  (81,729,115)
                                                                                                 ------------
TOTAL NET ASSETS - 100.00%                                                                       $701,461,348
                                                                                                 ============

GLOBAL ALLOCATION TRUST

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                       AMOUNT                        VALUE
                                                                    ------------                  -----------
COMMON STOCKS - 67.30%

AUSTRALIA - 0.80%
Australia and New Zealand Bank Group, Ltd.                                22,314                  $   355,554
National Australia Bank, Ltd.                                             18,042                      395,254
Qantas Airways, Ltd., ADR                                                115,326                      316,369
QBE Insurance Group, Ltd. (a)                                             46,795                      538,435
Woolworths, Ltd. (a)                                                      15,014                      186,213
                                                                                                  -----------
                                                                                                    1,791,825

AUSTRIA - 0.24%
Telekom Austria AG                                                        27,488                      538,240

BELGIUM - 0.47%
Fortis Group SA                                                           16,770                      477,988
KBC Bancassurance Holding NV                                               4,078                      343,994
Solvay SA *                                                                1,998                      238,233
                                                                                                  -----------
                                                                                                    1,060,215

BERMUDA - 0.46%
Willis Group Holdings, Ltd. (a)                                           28,200                    1,039,734

CANADA - 1.40%
Alcan Aluminum, Ltd.                                                      11,900                      452,527
Bank Nova Scotia Halifax                                                   9,900                      323,684
BCE, Inc.                                                                 13,500                      337,598
Canadian National Railway Company - CAD                                    9,400                      593,304
Canadian Tire Corp., Ltd.                                                  4,800                      226,379
Cott Corp. *                                                               6,000                      145,778
Great- West Lifeco, Inc.                                                   7,600                      167,123
Magna International, Inc.                                                  3,100                      207,581
Petro-Canada                                                               6,200                      360,063
Shoppers Drug Mart Corp.                                                  10,300                      343,660
                                                                                                  -----------
                                                                                                    3,157,697

FINLAND - 0.59%
Nokia (AB) Oyj                                                            49,300                      764,600
UPM-Kymmene Oyj (a)                                                       25,100                      556,578
                                                                                                  -----------
                                                                                                    1,321,178

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT         VALUE
                                          ------------  --------------
COMMON STOCKS (CONTINUED)

FRANCE - 2.29%
BNP Paribas SA (a)                              11,564  $      819,510
Christian Dior SA (a)                            1,607         117,218
France Telecom SA * (a)                         29,288         877,320
LVMH Moet Hennessy (a)                           2,917         218,257
Pernod-Ricard SA                                 1,106         154,464
Sanofi-Synthelabo SA (a)                        10,656         898,871
Total SA (a)                                     7,399       1,731,834
Unibail * (a)                                    2,699         320,068
                                                        --------------
                                                             5,137,542

GERMANY - 0.51%
Bayerische Motoren Werke (BMW) AG                5,885         267,480
Deutsche Postbank AG *                           6,015         276,898
Fresenius Medical Care AG                        3,938         318,907
Premiere AG *                                    1,250          51,789
Volkswagen AG (a)                                4,754         226,369
                                                        --------------
                                                             1,141,443

HONG KONG - 0.33%
Cheung Kong Holdings, Ltd.                      30,000         265,410
Sun Hung Kai Properties, Ltd.                   27,000         244,928
Television Broadcast, Ltd.                      13,000          65,506
Yue Yuen Industrial Holdings, Ltd.              58,000         165,093
                                                        --------------
                                                               740,937

IRELAND - 0.69%
Bank of Ireland - London                        60,894         961,785
CRH PLC - London                                22,838         600,299
                                                        --------------
                                                             1,562,084

ITALY -0.57%
Eni SpA (a)                                     22,443         582,932
UniCredito Italiano SPA (a)                    117,361         689,411
                                                        --------------
                                                             1,272,343

JAPAN - 4.06%
AEON Company, Ltd.                               9,700         163,830
Canon, Inc.                                     11,500         616,694
East Japan Railway                                  66         354,544
Fuji Photo Film Company, Ltd.                    8,100         296,125
Funai Electric Company, Ltd. (a)                 2,400         295,901
Honda Motor Company, Ltd. (a)                    6,800         340,555
Kao Corp.                                       15,000         344,836
Meitec Corp. (a)                                 3,200         111,616
Mitsubishi Corp. (a)                            27,800         360,123
Murata Manufacturing Company, Ltd. (a)           5,100         273,490
NEC Electronics Corp. (a)                        2,300         107,251
NGK Spark Plug Company, Ltd.                    34,000         351,653
Nippon Paper Group, Inc. (a)                        53         244,672
Nissan Motor Company, Ltd. (a)                  43,200         442,777
Nitto Denko Corp.                                8,500         445,512
NTT DoCoMo, Inc.                                   463         777,244
Rohm Company, Ltd.                               5,600         540,546
Sekisui House, Ltd.                             32,000         341,711
Shin-Etsu Chemical Company, Ltd.                11,300         427,867
SKY Perfect Communications, Inc.                   108          84,003
Sompo Japan Insurance, Inc. (a)                 44,000         459,184
Sumitomo Mitsui Financial Group, Inc. (a)           46         311,457
Takefuji Corp. (a)                               4,040         272,034
The Bank of Yokohama, Ltd.                      43,000         262,271
The Sumitomo Trust & Banking Company, Ltd.      39,000         254,241
Tokyo Gas Company, Ltd. (a)                     39,000         157,128
Yamaha Corp. (a)                                14,500         209,200
Yokogawa Electric Corp. (a)                     21,200         287,082
                                                        --------------
                                                             9,133,547

NETHERLANDS - 1.86%
ABN AMRO Holdings NV                            47,608       1,181,620
ASML Holding NV * (a)                           15,365         259,617
HeinekenNV(a)                                    7,850         272,098
Koninklijke (Royal) KPN NV                      37,378         334,442
Koninklijke (Royal) Philips Electronics         11,594         319,484
NV (a)
Reed Elsevier NV                                30,040         453,039
TNT Post Group NV *                             25,877         736,554
VNU NV                                          21,305         621,613
                                                        --------------
                                                             4,178,467

NORWAY - 0.15%
Telenor ASA                                     38,600         346,679

SINGAPORE - 0.10%
DBS Group Holdings, Ltd.                        24,000         216,596

SWEDEN - 0.35%
Electrolux AB, Series B (a)                     14,700         342,245
Sandvik AB (a)                                  10,800         449,392
                                                        --------------
                                                               791,637

SWITZERLAND -2.48%
Actelion, Ltd. * (a)                             2,827         286,129
Adecco SA - REG (a)                              7,446         409,203
Credit Suisse Group * (a)                       26,189       1,124,889
Holcim, Ltd. (a)                                 7,771         478,090
Nestle SA (a)                                    3,141         859,801
Novartis AG                                      5,709         266,468
Roche Holdings AG-Genusschein (a)               11,467       1,229,669
Straumann Holding AG - REG (a)                   1,238         268,208
Swiss Reinsurance Company (a)                    8,936         640,208
                                                        --------------
                                                             5,562,665

UNITED KINGDOM - 6.35%
AstraZeneca Group PLC                            9,827         387,126
Barclays PLC                                   110,752       1,131,529
BICC PLC                                        22,512         132,856
BP PLC                                         144,722       1,499,091
BT Group PLC                                   136,854         531,112
Diageo PLC                                      54,166         763,102
Electrocomponents PLC                           44,738         209,107
Gallaher Group                                  37,968         541,354
GUS PLC                                         18,035         310,278
HBOS PLC                                        25,947         404,257
HSBC Holdings PLC                               26,000         410,975
Kesa Electricals PLC                            48,593         277,368

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                  ------------  --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Kingfisher PLC                                         105,437  $      574,952
National Grid Transco PLC                               27,375         253,448
Prudential Corp.                                        94,198         900,138
Rentokil Initial PLC                                   102,348         313,120
Royal Bank of Scotland Group PLC                        43,250       1,375,451
Scottish and Southern Energy PLC                        24,574         409,086
Shell Transport & Trading Company PLC                   42,610         382,228
Tesco PLC                                              158,114         945,063
Vodafone Group PLC                                     738,405       1,959,241
Wolseley PLC                                            13,499         282,461
WPP Group PLC                                           23,451         266,830
                                                                --------------
                                                                    14,260,173

UNITED STATES - 43.60%
Advance Auto Parts, Inc. *                               9,500         479,275
AFLAC, Inc.                                             18,100         674,406
Albertsons, Inc. (a)                                    53,700       1,108,905
Allergan, Inc.                                          30,400       2,111,888
American Electric Power Company, Inc.                   24,000         817,440
American International Group, Inc.                      11,700         648,297
Applied Materials, Inc. *                               49,300         801,125
Bristol-Myers Squibb Company                            30,200         768,892
Burlington Northern Santa Fe Corp.                      37,000       1,995,410
Cephalon, Inc. * (a)                                    15,100         707,133
Citigroup, Inc.                                         86,900       3,905,286
Clear Channel Communications, Inc.                      19,100         658,377
Computer Associates International, Inc.                     22             596
Costco Wholesale Corp.                                  42,000       1,855,560
Dex Media, Inc.                                         21,900         452,235
Equifax, Inc.                                            5,500         168,795
Exelon Corp.                                            46,200       2,120,118
Exxon Mobil Corp.                                       37,100       2,211,160
Federal Home Loan Mortgage Corp.                        32,400       2,047,680
Fifth Third Bancorp (a)                                 22,900         984,242
FirstEnergy Corp.                                       32,400       1,359,180
Genzyme Corp. *                                         26,400       1,511,136
Hartford Financial Services Group, Inc.                 13,000         891,280
Hewlett-Packard Company                                 51,800       1,136,492
IAC/InterActiveCorp * (a)                               46,300       1,031,101
Illinois Tool Works, Inc.                               22,500       2,014,425
J.P. Morgan Chase & Company                             60,400       2,089,840
Johnson & Johnson                                       53,500       3,593,060
Johnson Controls, Inc.                                  18,400       1,025,984
Kimberly-Clark Corp.                                    18,900       1,242,297
Kohl's Corp. *                                          16,900         872,547
Lockheed Martin Corp.                                   22,100       1,349,426
Marathon Oil Corp.                                      24,800       1,163,616
Martin Marietta Materials, Inc.                         24,500       1,370,040
Masco Corp.                                             64,600       2,239,682
Medco Health Solutions, Inc. *                          23,100       1,145,067
Medtronic, Inc.                                         12,300         626,685
Mellon Financial Corp.                                  60,300       1,720,962
Mettler-Toledo International, Inc. *                    20,200         959,500
Microsoft Corp.                                        101,600       2,455,672
Millennium Pharmaceuticals, Inc. *                      36,500         307,330
Morgan Stanley                                          48,900       2,799,525
Mylan Laboratories, Inc. (a)                            61,950       1,097,754
Nextel Communications, Inc., Class A *                  97,100       2,759,582
NiSource, Inc.                                          23,900         544,681
Northrop Grumman Corp.                                  19,900       1,074,202
Office Depot, Inc. *                                    23,100         512,358
Omnicom Group, Inc.                                     22,100       1,956,292
Oracle Corp. *                                         100,200       1,250,496
Pepco Holdings, Inc. (a)                                18,700         392,513
PNC Financial Services Group                            21,400       1,101,672
SBC Communications, Inc.                                28,300         670,427
Sempra Energy                                           22,800         908,352
The Allstate Corp.                                      18,400         994,704
The Kroger Company *                                    68,200       1,093,246
Time Warner, Inc. *                                     88,500       1,553,175
Tribune Company                                         21,200         845,244
UBS Emerging Markets Equities Fund * (c)               576,058       9,266,002
UBS High Yield Fund * (c)                              112,645       2,087,998
UnitedHealth Group, Inc.                                27,200       2,594,336
Univision Communications, Inc., Class A *               27,000         747,630
VERITAS Software Corp. *                                14,100         327,402
Viacom, Inc., Class B                                   52,600       1,832,058
Wellpoint, Inc. *                                        9,600       1,203,360
Wells Fargo Company                                     47,400       2,834,520
Wyeth                                                   52,800       2,227,104
Xilinx, Inc.                                            22,700         663,521
                                                                --------------
                                                                    97,960,296
                                                                --------------
TOTAL COMMON STOCKS (Cost $135,426,030)                         $  151,213,298
                                                                --------------

U.S. TREASURY OBLIGATIONS - 9.13%

U.S. TREASURY BONDS - 0.65%
  5.375% due 02/15/2031                           $     15,000          16,348
  6.25% due 08/15/2023 to 05/15/2030                   140,000         164,307
  8.75% due 05/15/2017                                 925,000       1,271,045
                                                                --------------
                                                                     1,451,700

U.S. TREASURY NOTES - 8.48%
  2.50% due 10/31/2006                               5,880,000       5,772,508
  2.875% due 11/30/2006                              4,880,000       4,813,661
  3.625% due 01/15/2010                              4,190,000       4,089,670
  4.75% due 05/15/2014                               4,295,000       4,375,531
                                                                --------------
                                                                    19,051,370
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,530,089)                                              $   20,503,070
                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.48%

FEDERAL HOME LOAN MORTGAGE CORP. - 1.86%
  3.50% due 04/01/2008                                 190,000         186,179
  3.875% due 01/12/2009                                185,000         181,268
  4.513% due 01/01/2035 (b)                            500,000         497,422
  5.00% due 11/01/2007 to 01/30/2014                   328,234         324,165

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                             AMOUNT          VALUE
                                                                          ------------    -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
  5.125% due 07/15/2012                                                     $  660,000    $   676,090
  5.50% due 04/01/2018 to 01/01/2019                                           560,753        572,913
  6.00% due 12/01/2017 to 08/15/2030                                           149,004        152,946
  6.50% due 11/01/2029                                                         555,618        578,955
  6.875% due 09/15/2010                                                        915,000      1,016,204
                                                                                          -----------
                                                                                            4,186,142

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.30%
  3.337% due 09/01/2033 (b)                                                     21,837         22,088
  4.309% due 03/01/2034 (b)                                                     77,350         77,038
  4.595% due 04/01/2033 (b)                                                     83,102         84,412
  4.696% due 03/01/2035 (b)                                                    900,000        924,403
  4.954% due 02/01/2035 (b)                                                  1,125,224      1,140,332
  5.50% due 02/01/2024 to 09/01/2034                                         2,648,496      2,662,696
  6.00% due 06/01/2014 to 12/01/2034                                         1,858,287      1,901,690
  6.25% due 02/01/2011                                                          65,000         69,455
  6.50% due 06/01/2017 to 01/01/2035                                         2,163,899      2,251,016
  6.50% TBA **                                                               2,075,000      2,152,813
  6.625% due 11/15/2030                                                        240,000        287,713
  7.00% due 05/01/2033                                                          16,354         17,234
  7.50% due 07/25/2041                                                         291,726        306,159
                                                                                          -----------
                                                                                           11,897,049

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.32%
  4.125% due 12/20/2029 (b)                                                     26,822         27,216
  6.00% due 07/15/2029                                                         164,908        169,919
  6.50% due 06/15/2029 to 08/20/2034                                           501,766        521,471
                                                                                          -----------
                                                                                              718,606
                                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,841,096)                                                                        $16,801,797
                                                                                          -----------

FOREIGN GOVERNMENT OBLIGATIONS - 7.06%

AUSTRIA - 0.65%
Republic of Austria
  3.80% due 10/20/2013                                                    EUR  470,000        621,278
  5.875% due 07/15/2006                                                        625,000        845,991
                                                                                          -----------
                                                                                            1,467,269

BELGIUM - 0.23%
Kingdom of Belgium
  5.75% due 03/28/2008                                                         370,000        521,152

CANADA - 0.28%
Government of Canada
  5.00% due 06/01/2014                                                    CAD  205,000        178,029
  5.75% due 06/01/2029                                                          90,000         84,987
  6.00% due 06/01/2008                                                         165,000        146,474
  6.00% due 06/01/2011                                                         190,000        173,578
  8.00% due 06/01/2023                                                          50,000         57,937
                                                                                          -----------
                                                                                              641,005

FINLAND - 0.46%
Republic of Finland
  5.00% due 07/04/2007                                                    EUR  220,000    $   300,443
  5.75% due 02/23/2011                                                         500,000        736,296
                                                                                          -----------
                                                                                            1,036,739

FRANCE - 1.13%
Government of France
  5.00% due 10/25/2016                                                         385,000        557,651
  5.50% due 04/25/2029                                                         245,000        385,377
  5.50% due 04/25/2007                                                         215,000        295,270
  5.50% due 04/25/2010                                                         410,000        591,814
  8.50% due 10/25/2019                                                         360,000        706,897
                                                                                          -----------
                                                                                            2,537,009

GERMANY - 2.65%
Federal Republic of Germany
  3.50% due 10/10/2008                                                         375,000        497,220
  4.50% due 07/04/2009                                                       1,285,000      1,768,557
  4.75% due 07/04/2034                                                         460,000        660,405
  5.00% due 07/04/2012                                                         713,000      1,021,254
  6.00% due 01/04/2007                                                         995,000      1,367,181
  6.50% due 07/04/2027                                                         360,000        631,310
                                                                                          -----------
                                                                                            5,945,927

ITALY - 0.72%
Republic of Italy
  4.25% due 02/01/2015                                                         315,000        426,237
  5.25% due 11/01/2029                                                         170,000        253,723
  8.75% due 07/01/2006                                                         670,000        936,430
                                                                                          -----------
                                                                                            1,616,390

MEXICO - 0.05%
Government of Mexico
  8.125% due 12/30/2019                                                     $   95,000        108,870

NETHERLANDS - 0.31%
Kingdom of Netherlands
  5.00% due 07/15/2011                                                    EUR  490,000        697,409

SWEDEN - 0.13%
Kingdom of Sweden
  5.00% due 01/28/2009                                                    SEK1,000,000        151,863
  6.75% due 05/05/2014                                                         740,000        129,744
                                                                                          -----------
                                                                                              281,607

UNITED KINGDOM - 0.45%
Government of United Kingdom
  4.75% due 09/07/2015                                                    GBP  315,000        597,734
  5.00% due 03/07/2025                                                         210,000        414,994
                                                                                          -----------
                                                                                            1,012,728
                                                                                          -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $15,282,374)                                                                        $15,866,105
                                                                                          -----------

CORPORATE BONDS - 2.34%

FRANCE - 0.02%
France Telecom SA
  7.75% due 03/01/2011                                                    $     30,000         34,327

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT        VALUE
                                                   -----------     --------
CORPORATE BONDS (CONTINUED)

GERMANY - 0.15%
Landwirtschaftliche Rentenbank
  6.00% due 09/15/2009                             AUD 445,000     $343,004

LUXEMBOURG - 0.01%
Telecom Italia Capital SA
  5.25% due 11/15/2013                             $    15,000       14,820

NETHERLANDS - 0.01%
Deutsche Telekom International Finance BV
  8.75% due 06/15/2030                                  25,000       32,696

UNITED KINGDOM - 0.05%
Abbey National PLC
  7.95% due 10/26/2029                                  25,000       32,321
Royal Bank of Scotland Group PLC
  9.118% due 03/31/2049                                 65,000       76,822
                                                                   --------
                                                                    109,143
UNITED STATES - 2.10%
Alcoa, Inc.
  6.00% due 01/15/2012                                  30,000       31,982
American Electric Power, Inc., Series A
  6.125% due 05/15/2006                                 60,000       61,334
Anheuser Busch Company, Inc.
  9.00% due 12/01/2009                                  25,000       29,343
AOL Time Warner, Inc.
  7.625% due 04/15/2031                                 55,000       64,612
AT&T Corp.
  9.75% due 11/15/2031                                  45,000       54,900
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                                  30,000       39,579
Avalonbay Communities, Inc.
  7.50% due 08/01/2009                                  15,000       16,556
Avon Products, Inc.
  7.15% due 11/15/2009                                  25,000       27,631
Bank of America Corp.
  7.40% due 01/15/2011                                 130,000      146,555
Bank One Corp.
  7.875% due 08/01/2010                                 35,000       39,869
Bellsouth Corp.
  6.55% due 06/15/2034                                  35,000       37,451
Boeing Capital Corp.
  6.10% due 03/01/2011                                  50,000       53,209
Bombardier Capital, Inc., MTN
  6.125% due 06/29/2006                                 25,000       24,938
Bristol-Myers Squibb Company
  5.75% due 10/01/2011                                  30,000       31,335
Burlington Northern Santa Fe Corp.
  7.082% due 05/13/2029                                 25,000       29,131
Burlington Resources Finance Company
  6.68% due 02/15/2011                                  30,000       32,608
Caterpillar, Inc.
  6.55% due 05/01/2011 (a)                              30,000       32,675
Cendant Corp.
  6.875% due 08/15/2006                                 25,000       25,875
Centex Corp.
  9.75% due 06/15/2005                                  25,000       25,256
Citigroup, Inc.
  5.00% due 09/15/2014                                 171,000      167,884
Comcast Cable Communications
  6.75% due 01/30/2011                               $ 105,000     $113,422
Computer Sciences Corp.
  3.50% due 04/15/2008                                  35,000       34,086
Conagra, Inc.
  6.75% due 09/15/2011                                  30,000       32,971
Coors Brewing Company
  6.375% due 05/15/2012                                 30,000       32,235
Countrywide Funding Corp., MTN
  3.25% due 05/21/2008                                  25,000       23,930
Credit Suisse First Boston USA, Inc.
  6.50% due 01/15/2012                                  55,000       59,512
DaimlerChrysler North America Holding
  4.05% due 06/04/2008                                 135,000      131,104
Devon Financing Corp., ULC
  6.875% due 09/30/2011                                 50,000       55,051
Dominion Resources, Inc.
  8.125% due 06/15/2010                                 30,000       34,319
Dow Chemical Company
  6.125% due 02/01/2011                                 80,000       85,621
Duke Capital LLC
  5.668% due 08/15/2014                                 35,000       35,197
Duke Energy Field Services LLC
  7.875% due 08/16/2010                                 35,000       39,743
EOP Operating, LP
  7.00% due 07/15/2011                                  25,000       27,532
Erac USA Finance Company
  7.35% due 06/15/2008                                  55,000       59,377
First Union National Bank, Series BKNT
  7.80% due 08/18/2010                                  35,000       40,092
FirstEnergy Corp.
  6.45% due 11/15/2011                                  30,000       31,651
Ford Motor Company
  7.45% due 07/16/2031 (a)                              95,000       85,936
Ford Motor Credit Company
  5.80% due 01/12/2009                                 170,000      162,363
FPL Group Capital, Inc.
  7.625% due 09/15/2006                                 50,000       52,480
General Electric Capital Corp., MTN
  6.75% due 03/15/2032                                  50,000       57,716
General Electric Capital Corp., MTN,
Series A
  6.00% due 06/15/2012                                 275,000      292,997
General Motors Acceptance Corp.
  6.125% due 09/15/2006                                 55,000       54,746
  6.875% due 09/15/2011                                 40,000       36,194
  8.00% due 11/01/2031                                  95,000       82,730
Harley Davidson Funding Corp. MTN
  3.625% due 12/15/2008                                 25,000       24,397
Harrahs Operating, Inc.
  7.50% due 01/15/2009                                  30,000       32,631
HSBC Finance Corp.
  6.75% due 05/15/2011                                  30,000       32,842
ICI Wilmington, Inc.
  4.375% due 12/01/2008                                 80,000       79,013
International Lease Finance Corp.
  3.50% due 04/01/2009 (a)                              25,000       23,928

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                  ------------     ----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
International Paper Company
  6.75% due 09/01/2011                            $     30,000     $   32,891
John Deere Capital Corp.
  7.00% due 03/15/2012                                  35,000         39,304
JPMorgan Chase & Company
  6.75% due 02/01/2011                                  80,000         87,586
Kraft Foods, Inc.
  5.625% due 11/01/2011                                 65,000         67,444
Lockheed Martin Corp.
  8.50% due 12/01/2029                                  25,000         33,874
Marathon Oil Corp.
  6.125% due 03/15/2012                                 25,000         26,687
Marsh & Mclennan Companies, Inc.
  6.25% due 03/15/2012                                  40,000         41,803
McKesson Corp.
  7.75% due 02/01/2012 (a)                              25,000         28,363
Midamerican Energy Holdings Company
  5.875% due 10/01/2012                                 30,000         31,156
Miller Brewing Company
  5.50% due 08/15/2013 (a)                              65,000         66,084
Morgan Stanley
  6.75% due 04/15/2011                                 150,000        163,488
Motorola, Inc.
  7.625% due 11/15/2010                                 25,000         28,091
Newell Rubbermaid, Inc.
  4.00% due 05/01/2010                                  25,000         24,004
News America, Inc.
  6.20% due 12/15/2034                                  30,000         29,663
Pacific Gas & Electric Company
  6.05% due 03/01/2034                                  30,000         30,804
Pemex Project Funding Master Trust
  8.00% due 11/15/2011                                  30,000         33,195
Philip Morris Companies, Inc.
  7.75% due 01/15/2027                                  25,000         28,534
Pitney Bowes, Inc.
  4.625% due 10/01/2012                                 25,000         24,749
PPL Capital Funding, Inc.
  4.33% due 03/01/2009                                  30,000         29,187
Progress Energy, Inc.
  7.00% due 10/30/2031                                  35,000         38,398
PSEG Power LLC
  7.75% due 04/15/2011                                  30,000         34,171
Rio Tinto Finance USA, Ltd.
  2.625% due 09/30/2008                                 25,000         23,552
Safeway, Inc.
  3.80% due 08/15/2005                                  25,000         24,989
Sempra Energy
  7.95% due 03/01/2010 (a)                              35,000         39,398
Sprint Capital Corp.
  8.375% due 03/15/2012                                 40,000         46,748
Telus Corp.
  8.00% due 06/01/2011                                  25,000         28,951
The Goldman Sachs Group, Inc.
  6.875% due 01/15/2011                                110,000        119,982
The Kroger Company
  7.50% due 04/01/2031 (a)                              25,000         28,565
TXU Energy Company LLC
  7.00% due 03/15/2013                                  45,000         49,247
Union Pacific Corp.
  6.70% due 12/01/2006                                  40,000         41,586
USA Education, Inc.
  5.625% due 04/10/2007                                 60,000         61,533
Valero Energy Corp.
  7.50% due 04/15/2032                                  45,000         54,249
Verizon New England, Inc.
  6.50% due 09/15/2011                                  75,000         80,295
Viacom, Inc.
  6.625% due 05/15/2011                                 35,000         37,652
Washington Mutual, Inc.
  5.625% due 01/15/2007                                140,000        143,150
Waste Management, Inc.
  7.375% due 08/01/2010                                 35,000         39,006
Wells Fargo Bank NA
  6.45% due 02/01/2011                                  35,000         37,994
Weyerhaeuser Company
  7.375% due 03/15/2032                                 35,000         40,919
Wyeth
  5.50% due 03/15/2013                                  35,000         35,578
Xcel Energy, Inc.
  7.00% due 12/01/2010                                  35,000         38,542
                                                                   ----------
                                                                    4,717,951
                                                                   ----------
TOTAL CORPORATE BONDS (Cost $5,362,203)                            $5,251,941
                                                                   ----------

CONVERTIBLE BONDS - 0.09%

JAPAN - 0.09%
SMFG Finance, Ltd., Series 144A
  2.25% due  07/11/2005                           JPY9,000,000        193,809
                                                                   ----------
TOTAL CONVERTIBLE BONDS (Cost $153,071)                            $  193,809
                                                                   ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.20%

UNITED KINGDOM - 0.09%
Permanent Financing No 4 PLC,
  Series 2004, Class 2C
  3.69% due 06/10/2042 (b)                        $    200,000        199,996

UNITED STATES - 2.11%
CS First Boston Mortgage Securities Corp.,
  Series 2003-27, Class IXA1
  7.00% due 11/25/2033                                  49,913         51,076
DLJ Commercial Mortgage Corp.,
  Series 1999-CG1, Class A1A
  6.08% due 03/10/2032                                 119,983        123,036
DLJ Commercial Mortgage Corp.,
  Series 1999-CG1, Class A1B
  6.46% due 03/10/2032                                 345,000        365,885
Federal National Mortgage Association,
Series
  2001-57, Class PC
  6.50% due 09/25/2030                                  94,806         94,872
First Horizon Alternative Mortgage
  Securities, Series 2004-AA3, Class Al
  5.354% due 09/25/2034 (b)                            170,111        170,849

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                   -------------   -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
First Union Lehman Brothers Mortgage
Trust,
  Series 1997-C2, Class A3
  6.65% due 11/18/2029                             $     151,994   $   159,084
Four Times Square Trust,
  Series 2000-4TS, Class Al
  7.69% due 04/15/2015                                   212,637       230,026
Four Times Square Trust,
  Series 2000-4TS, Class C
  7.86% due 04/15/2015                                   500,000       563,753
GS Mortgage Securities Corp.,
  Series 1998-GLII, Class Al
  6.312% due 04/13/2031                                  127,549       131,143
GS Mortgage Securities Corp.,
  Series 2005-4F, Class 65
  6.50% due 04/01/2020                                   500,000       518,340
Istar Asset Receivables Trust,
  Series 2003-1A, Class Al
  3.10% due 08/28/2022 (b)                                17,103        17,096
JPMorgan Commercial Mortgage Finance
Corp.,
  Series 1999-C8, Class Al
  7.325% due 07/15/2031                                   61,910        63,978
JPMorgan Commercial Mortgage Finance
Corp.,
  Series 1999-C8, Class A2
  7.40% due 07/15/2031                                   200,000       218,924
LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class Al
  6.41% due 06/15/2031                                    72,846        74,547
Mach One 2004 Trust, Series 2004-1A,
Class Al
  3.89% due 05/28/2040                                   317,316       311,168
Meristar Commercial Mortgage Trust,
  Series 1999-C1, Class A2
  7.61% due 03/03/2016                                   600,000       665,394
Merrill Lynch Credit Corp. Mortgage
  Investors, Inc., Series 2003-D, Class XA1
  1.00% IO due 08/25/2028                                940,348        12,629
Morgan Stanley Dean Witter Capital I ,
  Series 2000-LIFE, Class Al
  7.42% due 11/15/2036                                   107,782       113,744
Morgan Stanley Dean Witter Capital I,
  Series 2000-LIFE, Class A2
  7.57% due 11/15/2036                                   150,000       166,753
Morgan Stanley Mortgage Loan Trust,
  Series 2004-4, Class 2A
  6.522% due 09/25/2034 (b)                              186,725       189,705
Nomura Asset Securities Corp.,
  Series 1996-MD5, Class A4
  8.267% due 04/13/2039 (b)                              250,000       261,632
Structured Asset Securities Corp.,
  Series 2002-23XS, Class A7
  6.08% due 11/25/2032                                   150,000       151,479
Structured Asset Securities Corp.,
  Series 2004-3AC, Class Al
  4.94% due 03/25/2034 (b)                                90,444        89,023
                                                                   -----------
                                                                     4,744,136
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,075,473)                                                  $ 4,944,132
                                                                   -----------
ASSET BACKED SECURITIES - 0.47%

UNITED STATES - 0.47%
Americredit Automobile Recreation Trust,
  Series 2001-B, Class A4
  5.37% due 06/12/2008                                    43,929        44,278
California Infrastructure Development PG&E-l,
  Series 1997-1, Class A7
  6.42% due 09/25/2008                                    68,541        70,010
Countrywide Asset-Backed Certificates,
  Series 2004-SD1, Class Al
  3.19% due 06/25/2033 (b)                                40,876        40,955
First Franklin Mortgage Loan Asset Backed
  Certficates, Series 2004-FFB, Class Al
  4.167% due 06/25/2024                                   88,991        88,016
Greenpoint Home Equity Loan Trust,
  Series 2004-3, Class A
  3.04% due 03/15/2035 (b)                               159,071       159,448
RAFC Asset Backed Trust,
  Series 2001-1, Class A3
  5.115% due  11/25/2029                                  26,050        26,094
Reliant Energy Transport Bond Company,
  Series 2001-1, Class A4
  5.63% due  09/15/2015                                  125,000       130,157
WFS Financial 2002-2 Owner Trust,
  Series 2002-2, Class A4
  4.50% due  02/20/2010                                  500,000       503,023
                                                                   -----------
                                                                     1,061,981
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
(Cost $1,075,966)                                                  $ 1,061,981
                                                                   -----------
SUPRANATIONAL OBLIGATIONS - 0.22%

AUSTRALIA - 0.20%
Eurofima, Series EMTN
  6.50% due 08/22/2011                             AUD   515,000       406,584
European Investment Bank, Series MTN
  5.75% due 09/15/2009                                    46,000        35,251
                                                                   -----------
                                                                       441,835
LUXEMBOURG - 0.01%
European Investment Bank, Series DTC
  4.875% due 09/06/2006                            $      25,000        25,367
UNITED STATES - 0.01%
Inter - American Development Bank
  5.75% due 02/26/2008                                    25,000        26,040
                                                                   -----------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $509,742)                                                    $   493,242
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -----------    ------------
SHORT TERM INVESTMENTS - 10.06%
State Street Navigator Securities
 Lending Prime Portfolio (c)                           $22,600,937    $ 22,600,937
                                                                      ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,600,937)                                                    $ 22,600,937
                                                                      ------------
REPURCHASE AGREEMENTS - 4.14%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to be
 repurchased at $9,307,323 on 04/01/2005,
 collateralized by $7,005,000 U.S.
 Treasury Bonds, 7.625% due
 02/15/2025 (valued at
 $9,496,496, including interest) (c)                   $ 9,307,000    $  9,307,000
                                                                      ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,307,000)                                                     $  9,307,000
                                                                      ------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
 (COST $232,163,982) - 110.49%                                        $248,237,312
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.49)%
TOTAL NET ASSETS - 100.00%                                             (23,559,661)
                                                                      ------------
                                                                      $224,677,651
                                                                      ============

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

        Financial Services    7.83%

        Banking               5.11%

        Mutual Funds          5.05%

        Pharmaceuticals       3.84%

        Insurance             3.09%

HIGH YIELD TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                     --------------    -----------
COMMON STOCKS - 0.28%

INTERNET CONTENT - 0.02%
Globix Corp. *                                               83,945    $   310,597

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.26%
Telewest Global, Inc. * (a)                                 216,164      3,845,557
Viatel Holding, Ltd. *                                       11,667          6,417
                                                                       -----------
                                                                         3,851,974

TELEPHONE - 0.00%
XO Communications, Inc. * (a)                                 4,585         11,371
                                                                       -----------
TOTAL COMMON STOCKS (Cost $9,881,707)                                  $ 4,173,942
                                                                       -----------
PREFERRED STOCKS - 0.43%

AUTO PARTS - 0.18%
Delphi Trust I * (a)                                        140,000      2,604,000

BROADCASTING - 0.01%
Paxson Communications Corp. JR Preferred
 Convertible PIK *                                               33        144,021

CELLULAR COMMUNICATIONS - 0.24%
Alamosa Holdings, Inc. * (a)                                  4,080      3,612,207

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA * (e)                          170,850          1,709
McLeodUSA, Inc., Class A *                                   16,663         15,996
Song Networks Holding AB *                                   27,635              0
                                                                       -----------
                                                                            17,705
                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $7,466,619)                               $ 6,377,933
                                                                       -----------
WARRANTS - 0.01%

BROADCASTING - 0.01%
XM Satellite Radio, Inc.
  (Expiration date 03/15/2010; strike
  price $49.50) *                                             1,295         90,650

ELECTRONICS - 0.00%
SW Acquisition
  (Expiration date 04/01/2011; strike
  price $0.01) *                                                198         61,225

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Maxcom Telecomunicaciones SA
  (Expiration date 04/01/2007; strike
  price $0.01) * (e)                                          1,675            419
McLeodUSA, Inc.
  (Expiration date 04/16/2007; strike
  price $1.354)*                                             36,926            554
                                                                       -----------
                                                                               973
TELEPHONE - 0.00%
XO Communications, Inc.
  (Expiration date 01/16/2010; strike
  price $6.25) *                                              9,172          3,210
  (Expiration date 01/16/2010; strike
  price $7.50) *                                              6,878          1,444
  (Expiration date 01/16/2010; strike
  price $10.00)*                                              6,878          1,135
                                                                       -----------
                                                                             5,789
                                                                       -----------
TOTAL WARRANTS (Cost $124,371)                                         $   158,637
                                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS - 19.31%

ARGENTINA - 0.77%
Republic of Argentina
  8.25%, Step up to 9.00% on
    07/06/2006 due 07/06/2010                        EUR    175,000         53,329
  7.625% due 08/11/2007                                 395,000,000         78,036
  8.00% due 10/30/2009                                  410,000,000         59,722
  3.50% due 03/31/2023                               $    5,220,000      2,988,450
  6.00% due 03/31/2023                                   12,140,000      6,889,450
  7.00% due 03/18/2049                               EUR    375,000         58,478
  7.00% due 03/18/2049                                  120,000,000         24,110
  7.125% due 06/10/2049                                     100,000         34,364
  7.875% due 07/29/2005                                      75,000         14,669
  8.00% due 02/26/2008                                      180,000         64,189
  8.00% due 02/26/2008                                      100,000         35,661

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                 --------------   ----------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

ARGENTINA (CONTINUED)
Republic of Argentina, Series EMTN
(continued)
  8.125% due 10/04/2049                          EUR  1,580,000   $  491,727
  8.50% due 07/30/2010                                  155,000       51,757
  8.50% due 07/01/2049                                   75,000       24,192
  8.75% due 02/04/2049                                  200,000       55,760
  8.75% due 07/10/2049                              800,000,000      158,048
  9.00% due 09/19/2049                                   80,000       12,730
  9.00% due 11/19/2008                                  350,000       68,457
  9.00% due 05/24/2005                                  100,000       33,391
  9.00% due 06/20/2049                                  150,000       48,628
  9.25% due 10/21/2049                                  100,000       33,236
  9.25% due 07/20/2049                                   75,000       23,828
  10.00% due 02/22/2007                                 250,000       83,900
  10.25% due 02/06/2049 +                               150,000       25,470
  10.25% due 01/26/2007                                 130,000       42,144
  10.50% due 11/14/2049                                 165,000       32,272
  11.25% due 04/10/2006                                 105,000       20,537
                                                                  ----------
                                                                  11,506,535

BRAZIL - 5.11%
Federal Republic of Brazil
  3.062% due 04/15/2009 (b)                      $    1,176,923    1,123,961
  8.00% due 04/15/2014 (b)                           37,384,655   37,010,808
  11.00% due 08/17/2040                              11,290,000   12,565,770
  11.00% due 01/11/2012 (a)                           1,100,000    1,243,000
  12.25% due 03/06/2030                               8,755,000   10,593,550
Federal Republic of Brazil
  3.125% due 04/15/2012 (b)                          14,369,233   13,489,836
                                                                  ----------
BULGARIA - 0.15%                                                  76,026,925
Republic of Bulgaria, Series A
  3.75% due 07/28/2012 (b)                            1,200,000    1,205,400
  8.25% due 01/15/2015                                  800,000      972,800
                                                                  ----------
                                                                   2,178,200

COLOMBIA - 1.08%
Republic of Colombia
  8.125% due 05/21/2024                               2,640,000    2,402,400
  9.75% due 04/23/2009                                2,625,000    2,865,187
  10.00% due 01/23/2012                               1,450,000    1,566,000
  10.375% due 01/28/2033                              4,410,000    4,674,600
  10.75% due 01/15/2013                               1,025,000    1,145,438
  11.75% due 02/25/2020                               2,850,000    3,391,500
                                                                  ----------
                                                                  16,045,125

COSTA RICA - 0.01%
Republic of Costa Rica
  6.548% due 03/20/2014                                 150,000      141,750

ECUADOR - 0.56%
Republic of Ecuador
  8.00% due 08/15/2030                                1,715,000    1,526,350
  12.00% due 11/15/2012                               6,845,000    6,827,887
                                                                  ----------
                                                                   8,354,237
MEXICO - 3.63%
Government of Mexico
  5.875% due 01/15/2014                               2,479,000    2,460,407
  6.375% due 01/16/2013                               5,220,000    5,415,750
  6.625% due 03/03/2015                              23,225,000   24,200,450
  7.50% due 04/08/2033                               11,355,000   12,036,300
  8.125% due 12/30/2019                               4,525,000    5,185,650
  8.30% due 08/15/2031                                  160,000      183,200
  8.375% due 01/14/2011                               2,810,000    3,197,780
  11.375% due 09/15/2016                                900,000    1,284,750
                                                                  ----------
                                                                  53,964,287

MOROCCO - 0.07%
Kingdom of Morocco
  (missing rate) due 01/01/2009 (b)                     989,212      979,320

PANAMA - 0.47%
Republic of Panama
  7.25% due 03/15/2015                                1,275,000    1,265,438
  8.875% due 09/30/2027                                 680,000      731,000
  9.375% due 04/01/2029                               3,625,000    4,132,500
  9.375% due 01/16/2023                                 752,000      842,240
                                                                  ----------
                                                                   6,971,178

PERU - 0.74%
Republic of Peru
  5.00% due 03/07/2017                                  594,000      543,510
  5.00% due 03/07/2017 (b)                            4,335,000    4,053,225
  8.75% due 11/21/2033                                1,600,000    1,664,000
  9.125% due 02/21/2012                               3,553,000    3,997,125
  9.875% due 02/06/2015                                 625,000      721,875
                                                                  ----------
                                                                  10,979,735

PHILIPPINES - 0.75%
Republic of Philippines
  9.375% due 01/18/2017                                 275,000      290,125
  10.625% due 03/16/2025                             10,200,000   10,914,000
                                                                  ----------
                                                                  11,204,125

RUSSIA - 3.62%
Russian Federation
  5.00%, Step up to 7.50% on 03/31/2007
    due 03/31/2030                                   40,335,000   41,323,207
  11.00% due 07/24/2018                               5,330,000    7,366,593
  12.75% due 06/24/2028                               3,150,000    5,154,975
                                                                  ----------
                                                                  53,844,775

SOUTH AFRICA - 0.25%
Republic of South Africa
  6.50% due 06/02/2014                                2,050,000    2,152,500
  9.125% due 05/19/2009                               1,425,000    1,622,719
                                                                  ----------
                                                                   3,775,219

TURKEY - 0.93%
Republic of Turkey
  9.50% due 01/15/2014                                3,100,000    3,487,500
  11.00% due 01/14/2013                               1,800,000    2,178,000
  11.50% due 01/23/2012                               1,725,000    2,098,031
  11.75% due 06/15/2010                                 475,000      572,969

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT            VALUE
                                              -----------      ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

TURKEY (CONTINUED)
Republic of Turkey (continued)
  11.875% due 01/15/2030                      $ 4,075,000      $  5,409,563
                                                               ------------
                                                                 13,746,063
UKRAINE - 0.32%
Republic of Ukraine
  7.65% due 06/11/2013                          2,900,000         3,103,000
  11.00% due 03/15/2007                         1,521,401         1,632,464
                                                               ------------
                                                                  4,735,464
VENEZUELA - 0.85%
Republic of Venezuela
  3.692% due 04/20/2011 (b)                     1,780,000         1,577,549
  5.375% due 08/07/2010                         1,485,000         1,321,650
  6.75% due 03/31/2020                            300,000           297,000
  8.50% due 10/08/2014                          4,250,000         4,186,250
  9.25% due 09/15/2027                            775,000           769,575
  10.75% due 09/19/2013                         4,000,000         4,450,000
                                                               ------------
                                                                 12,602,024
                                                               ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $284,430,068)                                            $287,054,962
                                                               ------------
CORPORATE BONDS - 73.05%

ADVERTISING - 0.50%
RH Donnelley Finance Corp., Series I
  10.875% due 12/15/2012                        1,425,000         1,642,313
Vertis, Inc.
  9.75% due 04/01/2009                          5,550,000         5,799,750
                                                               ------------
                                                                  7,442,063
AEROSPACE - 1.50%
Alliant Techsystems, Inc.
  8.50% due 05/15/2011                          2,750,000         2,915,000
DRS Technologies, Inc.
  6.875% due 11/01/2013                         3,600,000         3,600,000
  6.875% due 11/01/2013                         2,025,000         2,025,000
Sequa Corp.
  9.00% due 08/01/2009 (a)                      4,950,000         5,296,500
Sequa Corp., Series B
  8.875% due 04/01/2008                         3,750,000         3,937,500
Titan Corp.
  8.00% due 05/15/2011 (a)                      4,400,000         4,576,000
                                                               ------------
                                                                 22,350,000
AGRICULTURE - 0.51%
Hines Nurseries, Inc.
  10.25% due 10/01/2011                         2,600,000         2,808,000
UAP Holding Corp.
  zero coupon, Step up to 10.375% on
    01/15/2008 due 07/15/2012                   2,175,000         1,729,125
United Agri Products, Inc.
  8.25% due 12/15/2011                          2,916,000         3,032,640
                                                               ------------
                                                                  7,569,765
AIR TRAVEL - 0.19%
Continental Airlines, Inc.
  6.541% due 09/15/2009                           849,959           780,665
  6.80% due 07/02/2007                            677,826           603,183
  8.00% due 12/15/2005 (a)                      1,400,000         1,379,000
                                                               ------------
                                                                  2,762,848
ALUMINUM - 0.29%
IMCO Recycling, Inc.
  10.375% due 10/15/2010                        3,900,000         4,329,000

AMUSEMENT & THEME PARKS - 0.28%
Six Flags, Inc.
  9.625% due 06/01/2014 (a)                     3,950,000         3,643,875
  9.75% due 04/15/2013 (a)                        500,000           466,250
                                                               ------------
                                                                  4,110,125
APPAREL & TEXTILES - 0.52%
Levi Strauss & Company
  7.73% due 04/01/2012 (b)                      1,400,000         1,375,500
  9.75% due 01/15/2015 (a)                      4,650,000         4,568,625
  12.25% due 12/15/2012 (a)                     1,575,000         1,716,750
                                                               ------------
                                                                  7,660,875
AUTO PARTS - 1.07%
CSK Auto, Inc.
  7.00% due 01/15/2014                          4,750,000         4,482,812
Keystone Automotive Operations
  9.75% due 11/01/2013                          4,540,000         4,562,700
Tenneco Automotive, Inc.
  8.625% due 11/15/2014 (a)                     4,525,000         4,400,563
TRW Automotive, Inc.
  9.375% due 02/15/2013 (a)                     2,302,000         2,474,650
                                                               ------------
                                                                 15,920,725
AUTOMOBILES - 1.26%
Ford Motor Company
  7.45% due 07/16/2031 (a)                     11,700,000        10,583,645
General Motors Corp.
  8.375% due 07/15/2033 (a)                     9,600,000         8,215,027
                                                               ------------
                                                                 18,798,672
BROADCASTING - 2.81%
Callahan Nordrhein Westfalen
  14.00% due 07/15/2010 +                       4,800,000           270,000
Charter Communications Holdings
  zero coupon, Step up to 13.50% on
    01/15/2006 due 01/15/2011                   1,900,000         1,520,000
  zero coupon, Step up to 11.75% on
    05/15/2006 due 05/15/2011 (a)               4,525,000         3,122,250
  8.625% due 04/01/2009 (a)                     1,500,000         1,158,750
  10.00% due 04/01/2009 (a)                     2,000,000         1,620,000
  10.25% due 01/15/2010                        11,775,000         9,449,437
  10.75% due 10/01/2009 (a)                     1,850,000         1,517,000
  11.34 due 01/15/2010 (a)                        700,000           600,250
CSC Holdings, Inc.
  7.25% due 07/15/2008                          3,100,000         3,177,500
  10.50% due 05/15/2016                           640,000           704,000
CSC Holdings, Inc., Series B
  8.125% due 07/15/2009                           320,000           337,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------  ------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Nextmedia Operating, Inc.
  10.75% due 07/01/2011                   $  3,760,000  $  4,103,100
Radio One, Inc.
  6.375% due 02/15/2013                      3,825,000     3,758,062
Salem Communications Holding Corp.
  9.00% due 07/01/2011                       1,963,000     2,115,133
Spanish Broadcasting Systems Inc.
  9.625% due 11/01/2009                      3,400,000     3,561,500
Young Broadcasting, Inc.
  10.00% due 03/01/2011 (a)                  4,625,000     4,729,063
                                                        ------------
                                                          41,743,645

BUILDING MATERIALS & Construction - 0.56%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
    03/01/2009 due 03/01/2014                7,000,000     4,865,000
Brand Services, Inc.
  12.00% due 10/15/2012                      3,130,000     3,474,300
                                                        ------------
                                                           8,339,300
BUSINESS SERVICES - 2.00%
Allied Security Escrow Corp.
  11.375% due 07/15/2011                     2,225,000     2,280,625
Conveo Corp.
  7.875% due 12/01/2013 (a)                  5,200,000     4,641,000
DI Finance/ DynCorp International
  9.50% due 02/15/2013                       5,800,000     5,633,250
Encompass Services Corp.
  10.50% due 05/01/2009 + (a)                        0             0
Interep National Radio Sales, Inc.,
Series B,
 Class A
  10.00% due 07/01/2008 (a)                  2,878,000     2,266,425
Invensys PLC
  9.875% due 03/15/2011 (a)                  3,525,000     3,586,687
Iron Mountain, Inc.
  6.625% due 01/01/2016 (a)                     50,000        45,625
  7.75% due 01/15/2015                       8,546,000     8,439,175
  8.625% due 04/01/2013                      2,785,000     2,812,850
                                                        ------------
                                                          29,705,637

CABLE AND TELEVISION - 2.72%
Atlantic Broadband Finance LLC
  9.375% due 01/15/2014 (a)                  4,325,000     4,152,000
Cablevision Systems Corp.
  6.669% due 04/01/2009 (b)                  2,750,000     2,915,000
  8.00% due 04/15/2012 (a)                   1,775,000     1,823,812
Directv Holdings LLC
  8.375% due 03/15/2013                      5,645,000     6,110,713
Echostar DBS Corp.
  6.625% due 10/01/2014                      9,300,000     8,986,125
Insight Communications, Inc.
  zero coupon, Step up to 12.25% on
    02/15/2006 due 02/15/2011                  625,000       621,875
Lodgenet Entertainment Corp.
  9.50% due 06/15/2013                       3,330,000     3,629,700
Mediacom Broadband LLC
  11.00% due 07/15/2013 (a)                  2,750,000     2,942,500
Mediacom LLC/Mediacom Capital Corp.
  9.50% due 01/15/2013 (a)                   2,125,000     2,119,688
Rainbow National Services LLC
  10.375% due 09/01/2014                     3,350,000     3,743,625
Renaissance Media Group, LLC
  10.00% due 04/15/2008                        285,000       287,850
Sinclair Broadcast Group, Inc.
  8.00% due 03/15/2012                       2,825,000     2,881,500
Young Broadcasting, Inc.
  8.75% due 01/15/2014 (a)                     300,000       284,250
                                                        ------------
                                                          40,498,638

CELLULAR COMMUNICATIONS - 3.37%
Alamosa Delaware, Inc.
  zero coupon, Step up to 12.00% on
    07/31/2005 due 07/31/2009                1,256,000     1,365,900
  11.00% due 07/31/2010                      1,625,000     1,848,437
American Tower Corp.
  7.25% due 12/01/2011                         500,000       516,250
  7.50% due 05/01/2012 (a)                   7,000,000     7,105,000
  9.375% due 02/01/2009 (a)                    632,000       663,600
Centennial Cellular Operating Company,
LLC
  10.75% due 12/15/2008 (a)                    832,000       856,960
Centennial Communications Corp.
  10.125% due 06/15/2013                     2,150,000     2,375,750
Crown Castle International Corp.
  7.50% due 12/01/2013 (a)                   1,675,000     1,838,313
  7.50% due 12/01/2013 (a)                   1,150,000     1,262,125
  9.375% due 08/01/2011                      5,075,000     5,519,062
Nextel Communications, Inc.
  7.375% due 08/01/2015                     12,600,000    13,308,750
  9.50% due 02/01/2011                         208,571       231,514
SBA Telecommunication / SBA
Communications
 Corp.
  zero coupon, Step up to 9.75% on
    12/15/2007 due 12/15/2011                4,350,000     3,751,875
UbiquiTel Operating Company
  9.875% due 03/01/2011 (a)                  3,025,000     3,335,063
  9.875% due 03/01/2011                      1,500,000     1,653,750
US Unwired, Inc., Series B
  10.00% due 06/15/2012 (a)                  4,000,000     4,430,000
                                                        ------------
                                                          50,062,349

CHEMICALS - 4.80%
Acetex Corp.
  10.875% due 08/01/2009                     4,840,000     5,142,500
Equistar Chemicals LP
  10.125% due 09/01/2008                     2,800,000     3,094,000
  10.625% due 05/01/2011                     1,260,000     1,414,350
Ethyl Corp.
  8.875% due 05/01/2010                      3,950,000     4,226,500
FMC Corp.
  7.75% due 07/01/2011                         500,000       530,000
  10.25% due 11/01/2009                      2,150,000     2,397,250
Hercules, Inc.
  6.75% due 10/15/2029                       5,175,000     5,071,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT         VALUE
                                          -------------  ------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Huntsman Advanced Materials LLC
  11.00% due  07/15/2010                  $   2,975,000  $  3,413,812
Huntsman ICI Chemicals
  10.125% due 07/01/2009 (a)                  4,108,000     4,272,320
  10.125% due 07/01/2009                  EUR   732,000       989,562
Huntsman International LLC
  9.875% due 03/01/2009                   $     415,000       448,200
Innophos, Inc.
  8.875% due 08/15/2014                       2,525,000     2,651,250
ISP Chemco, Inc., Series B
  10.25% due 07/01/2011                       1,235,000     1,336,888
ISP Holdings, Inc., Series B
  10.625% due 12/15/2009 (a)                  4,195,000     4,488,650
Lyondell Chemical Company
  9.50% due 12/15/2008                        1,600,000     1,712,000
Lyondell Chemical Company, Series A
  9.625% due 05/01/2007                       1,700,000     1,823,250
Lyondell Chemical Company, Series B
  9.875% due 05/01/2007                       1,060,000     1,086,500
Methanex Corp.
  8.75% due 08/15/2012                        2,250,000     2,598,750
Millennium America, Inc.
  7.00% due 11/15/2006                          890,000       903,350
  9.25% due 06/15/2008 (a)                    1,820,000     1,951,950
Nalco Company
  8.875% due 11/15/2013 (a)                   4,325,000     4,627,750
OM Group, Inc.
  9.25% due 12/15/2011                        5,675,000     5,845,250
PQ Corp.
  7.50% due 02/15/2013                        2,950,000     2,905,750
Rhodia SA
  7.625% due 06/01/2010 (a)                   2,950,000     2,905,750
  8.875% due 06/01/2011 (a)                   2,100,000     2,042,250
  10.25% due 06/01/2010 (a)                     550,000       599,500
Westlake Chemical Corp.
  8.75% due 07/15/2011                        2,584,000     2,826,250
                                                         ------------
                                                           71,305,082

COMPUTERS & Business Equipment - 0.26%
Seagate Technology Holdings
  8.00% due 05/15/2009 (a)                    3,650,000     3,878,125

CONSTRUCTION MATERIALS - 0.16%
Nortek, Inc.
  8.50% due 09/01/2014                        2,500,000     2,412,500

CONTAINERS & GLASS - 2.53%
Anchor Glass Container Corp.
  11.00% due 02/15/2013 (a)                   4,625,000     4,174,062
Graphic Packaging International, Inc.
  8.50% due 08/15/2011                          575,000       603,750
Owens Brockway Glass Container
  8.75% due 11/15/2012                          935,000     1,021,488
Owens-Illinois, Inc., Series 2008
  7.35% due 05/15/2008 (a)                    1,250,000     1,284,375
Owens-Illinois, Inc., Series 2010
  7.50% due 05/15/2010 (a)                    3,910,000     4,027,300
Plastipak Holdings, Inc.
  10.75% due 09/01/2011                       5,795,000     6,432,450
Pliant Corp.
  zero coupon, Step up to 11.125% on
    12/15/2006 due 06/15/2009                 1,075,000       967,500
  13.00% due 06/01/2010 (a)                     785,000       663,325
  13.00% due 06/01/2010 (a)                   1,760,000     1,487,200
Radnor Holdings Corp.
  9.41% due 02/19/2009 (b)                    1,500,000     1,500,000
  11.00% due 03/15/2010                       2,750,000     2,035,000
Stone Container Corp.
  8.375% due 07/01/2012 (a)                   5,150,000     5,317,375
  9.75% due 02/01/2011                        2,825,000     3,022,750
Tekni Plex, Inc., Series B
  12.75% due 06/15/2010 (a)                   3,116,000     2,601,860
Tekni-Plex, Inc.
  8.75% due 11/15/2013 (a)                    2,625,000     2,487,188
                                                         ------------
                                                           37,625,623

CORRECTIONAL FACILITIES - 0.20%
Corrections Corp. of America
  6.25% due 03/15/2013                        3,075,000     2,952,000

COSMETICS & TOILETRIES - 0.71%
Del Laboratories Inc. Acquisition Corp
  8.00% due 02/01/2012                        5,200,000     4,992,000
Jafra Cosmetics International, Inc.
  10.75% due 05/15/2011                       1,746,000     2,007,900
Playtex Products, Inc.
  9.375% due 06/01/2011 (a)                   3,400,000     3,536,000
                                                         ------------
                                                           10,535,900

CRUDE PETROLEUM & NATURAL GAS - 0.61%
Chesapeake Energy Corp.
  6.875% due 01/15/2016                       6,534,000     6,599,340
  7.00% due 08/15/2014                        2,400,000     2,472,000
  8.125% due 04/01/2011                             571           605
                                                         ------------
                                                            9,071,945

DOMESTIC OIL - 1.18%
Key Energy Services, Inc.
  8.375% due 03/01/2008                       4,225,000     4,388,719
Magnum Hunter Resources, Inc.
  9.60% due 03/15/2012                        3,961,000     4,436,320
Stone Energy Corp.
  8.25% due 12/15/2011                        4,125,000     4,300,312
Swift Energy Company
  9.375% due 05/01/2012                       4,100,000     4,448,500
                                                         ------------
                                                           17,573,851

DRUGS & HEALTH CARE - 0.63%
aaiPharma, Inc.
  11.50% due 04/01/2010 (a)                   2,550,000     1,249,500
General Nutrition Centers, Inc.
  8.50% due 12/01/2010 (a)                    3,775,000     3,208,750
Jean Coutu Group (PJC), Inc.
  8.50% due 08/01/2014 (a)                    2,425,000     2,355,281

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                               -------------  ------------
CORPORATE BONDS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
WH Holdings/WH Capital Corp.
  9.50% due 04/01/2011 (a)                     $   2,400,000  $  2,592,000
                                                              ------------
                                                                 9,405,531

ELECTRICAL EQUIPMENT - 0.17%
Wesco Distribution, Inc.
  9.125% due 06/01/2008                            2,467,000     2,542,046

ELECTRICAL UTILITIES - 3.45%
AES Corp.
  7.75% due 03/01/2014 (a)                         4,325,000     4,465,562
  8.875% due 02/15/2011 (a)                          340,000       368,050
  9.375% due 09/15/2010 (a)                        3,420,000     3,770,550
  9.50% due 06/01/2009                             1,175,000     1,285,156
Allegheny Energy Supply Company
  10.25% due 11/15/2007                            3,375,000     3,729,375
Calpine Corp.
  8.50% due 07/15/2010 (a)                         7,100,000     5,573,500
  8.75% due 07/15/2013 (a)                         1,100,000       830,500
Calpine Generating Company LLC
  11.169% due 04/01/2011 (b)                       2,175,000     2,077,125
Edison Mission Energy
  7.73% due 06/15/2009                             1,200,000     1,251,000
  9.875% due 04/15/2011 (a)                        2,400,000     2,772,000
  10.00% due 08/15/2008                            4,600,000     5,111,750
Mirant Americas Generation LLC
  8.30% due 05/01/2011 +                           8,400,000     9,366,000
  8.50% due 10/01/2021 + (a)                       2,275,000     2,405,813
Reliant Resources, Inc.
  9.25% due 07/15/2010                             4,500,000     4,815,000
  9.50% due 07/15/2013 (a)                         3,200,000     3,480,000
                                                              ------------
                                                                51,301,381

ELECTRONICS - 0.40%
L 3 Communications Corp.
  7.625% due 06/15/2012 (a)                        4,250,000     4,515,625
Muzak LLC/Muzak Finance Corp.
  9.875% due 03/15/2009 (a)                        3,120,000     1,404,000
                                                              ------------
                                                                 5,919,625

ENERGY - 0.45%
NRG Energy, Inc.
  8.00% due 12/15/2013                             6,337,000     6,701,378

FINANCIAL SERVICES - 4.74%
Aries Vermogensverwaltungs
  9.60% due 10/25/2014                             2,875,000     3,457,187
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                            4,387,000     5,001,180
Borden U.S. Finance Corp./Nova Scotia
Finance
 ULC
  9.00% due 07/15/2014                             1,650,000     1,782,000
Canwest Media, Inc.
  8.00% due 09/15/2012                             4,964,282     5,224,907
General Motors Acceptance Corp.
  6.75% due 12/01/2014 (a)                         1,500,000     1,295,706
  8.00% due 11/01/2031                            13,375,000    11,647,525
Global Cash Access, LLC
  8.75% due 03/15/2012 (a)                         4,650,000     4,929,000

IPCS Inc.
  11.50% due 05/01/2012                            2,000,000     2,250,000
JSG Funding PLC
  9.625% due 10/01/2012                               60,000        64,500
  10.125% due 10/01/2012                       EUR 2,675,000     3,833,029
Nexstar Finance Holdings LLC
  zero coupon, Step up to 11.375% on
    04/01/2008 due 04/01/2013                  $   1,800,000     1,413,000
Nexstar Finance, Inc.
  7.00% due 01/15/2014 (a)                         1,700,000     1,606,500
Pemex Project Funding Master Trust
  9.125% due 10/13/2010                            1,400,000     1,617,000
Riddell Bell Holdings, Inc.
  8.375% due 10/01/2012                            3,050,000     3,126,250
Sensus Metering Systems, Inc.
  8.625% due 12/15/2013                              230,000       235,175
TRAINS HY-2004-1
  8.21% due 08/01/2015 (b)                        18,809,288    19,538,148
Ucar Finance, Inc.
  10.25% due 02/15/2012                            3,180,000     3,450,300
                                                              ------------
                                                                70,471,407

FOOD & BEVERAGES - 1.44%
Ahold Finance USA, Inc.
  8.25% due 07/15/2010                             1,800,000     1,975,500
Ahold Lease
  8.62% due 01/02/2025                             1,500,000     1,653,750
Dean Foods Company
  6.90% due 10/15/2017 (a)                           600,000       603,000
Del Monte Corp.
  8.625% due 12/15/2012                              600,000       649,500
Doane Pet Care Company
  9.75% due 05/15/2007                             4,650,000     4,557,000
  10.75% due 03/01/2010 (a)                          975,000     1,033,500
Dole Food, Inc.
  7.25% due 06/15/2010 (a)                         2,610,000     2,636,100
  8.75% due 07/15/2013 (a)                         2,500,000     2,675,000
  8.875% due 03/15/2011 (a)                          782,000       840,650
Pinnacle Foods Holding Corp.
  8.25% due 12/01/2013 (a)                         4,700,000     4,018,500
Swift & Company
  10.125% due 10/01/2009                             700,000       768,250
                                                              ------------
                                                                21,410,750

FOREST PRODUCTS - 0.33%
Ainsworth Lumber Company, Ltd.
  6.75% due 03/15/2014                               925,000       867,187
  7.25% due 10/01/2012                             4,075,000     3,993,500
                                                              ------------
                                                                 4,860,687

FURNITURE & FIXTURES - 0.69%
Norcraft Companies, LP
  9.00% due 11/01/2011 (a)                         4,425,000     4,579,875
Sealy Mattress Company
  8.25% due 06/15/2014 (a)                         5,500,000     5,733,750
                                                              ------------
                                                                10,313,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
                                         -------------   -----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES - 2.71%
Dynegy Holdings, Inc.
  6.875% due 04/01/2011 (a)              $   5,185,000   $ 4,601,687
  7.625% due 10/15/2026 (a)                    600,000       462,750
  8.75% due 02/15/2012 (a)                   1,200,000     1,149,000
  9.875% due 07/15/2010                      1,925,000     2,062,156
  10.125% due 07/15/2013                     1,825,000     1,989,250
El Paso Corp.
  7.75% due 01/15/2032 (a)                   6,600,000     6,220,500
  7.80% due 08/01/2031                       5,200,000     4,888,000
  7.875% due 06/15/2012 (a)                  4,575,000     4,552,125
Northwest Pipeline Corp.
  8.125% due 03/01/2010                        535,000       572,450
Southern Natural Gas Company
  8.875% due 03/15/2010 (a)                  1,180,000     1,279,474
Transcontinental Gas Pipe Line Corp.
  8.875% due 07/15/2012                        935,000     1,096,288
Williams Companies, Inc.
  7.625% due 07/15/2019                        700,000       757,750
  7.875% due 09/01/2021                      2,750,000     2,997,500
  8.75% due 03/15/2032                       6,475,000     7,689,063
                                                         -----------
                                                          40,317,993

HEALTHCARE PRODUCTS - 0.98%
Dade Behring Holdings, Inc.
  11.91% due 10/03/2010                      1,817,966     1,981,583
Icon Health & Fitness
  11.25% due 04/01/2012 (a)                  1,825,000     1,277,500
Medex, Inc.
  8.875% due 05/15/2013                      2,000,000     2,260,000
Medical Device Manufacturing, Inc.
  10.00% due 07/15/2012                      4,650,000     4,975,500
VWR International, Inc.
  8.00% due 04/15/2014 (a)                   3,975,000     4,024,687
                                                         -----------
                                                          14,519,270

HEALTHCARE SERVICES - 0.93%
Ameripath, Inc.
  10.50% due 04/01/2013                      4,100,000     4,079,500
Davita, Inc.
  7.25% due 03/15/2015                       2,725,000     2,670,500
Extendicare Health Services, Inc.
  9.50% due 07/01/2010                       2,000,000     2,187,500
Eye Care Centers of America
  10.75% due 02/15/2015                      2,400,000     2,292,000
Insight Health Services Corp.
  9.875% due 11/01/2011 (a)                  1,500,000     1,470,000
National Mentor, Inc.
  9.625% due 12/01/2012                        675,000       703,687
Vanguard Health Holding Company, Inc.
LLC
  zero coupon, Step up to 11.25% on
    10/01/2009 due 10/01/2015 (a)              735,000       490,613
                                                         -----------
                                                          13,893,800
HOMEBUILDERS - 0.21%
Schuler Homes, Inc.
  9.375% due 07/15/2009                      2,850,000     2,987,626
  10.50% due 07/15/2011 (a)                    150,000       165,896
                                                         -----------
                                                           3,153,522

HOTELS & RESTAURANTS - 2.92%
Boyd Gaming, Corp.
  6.75% due 04/15/2014 (a)                   4,250,000     4,196,875
Buffets, Inc.
  11.25% due 07/15/2010                      3,500,000     3,692,500
Chumash Casino & Resort Enterprise
  9.00% due 07/15/2010                       2,750,000     2,942,500
Gaylord Entertainment Company
  6.75% due 11/15/2014                       5,975,000     5,661,312
Hilton Hotels Corp.
  7.95% due 04/15/2007                       2,910,000     3,106,096
HMH Properties Inc., Series B
  7.875% due 08/01/2008 (a)                      2,000         2,040
Inn of the Mountain Gods Resort & Casino
  12.00% due 11/15/2010                      1,650,000     1,938,750
Kerzner International
  8.875% due 08/15/2011                      4,575,000     4,906,688
Park Place Entertainment Corp.
  7.875% due 03/15/2010 (a)                  3,035,000     3,308,150
  9.375% due 02/15/2007                      2,175,000     2,313,656
Sbarro, Inc.
  11.00% due 09/15/2009 (a)                  3,500,000     3,377,500
Starwood Hotels & Resorts Worldwide, Inc.
  7.375% due 05/01/2007                      1,010,000     1,042,825
  7.875% due 05/01/2012                      4,675,000     5,107,438
Vicorp Restaurants, Inc.
  10.50% due 04/15/2011 (a)                  1,750,000     1,785,000
                                                         -----------
                                                          43,381,330

HOUSEHOLD APPLIANCES - 0.21%
Applica, Inc.
  10.00% due 07/31/2008 (a)                  3,050,000     3,080,500

HOUSEHOLD PRODUCTS - 0.57%
Resolution Performance Products, Inc.
  9.50% due 04/15/2010                         925,000       985,125
  13.50% due 11/15/2010                      3,900,000     4,212,000
Simmons Bedding Company
  7.875% due 01/15/2014                      2,325,000     2,371,500
  10.00% due 12/15/2014                      1,350,000       843,750
                                                         -----------
                                                           8,412,375

INDUSTRIAL MACHINERY - 0.77%
Case New Holland, Inc.
  9.25% due 08/01/2011                       1,925,000     2,050,125
  9.25% due 08/01/2011                       2,125,000     2,263,125
Dresser Rand Group, Inc.
  7.375% due 11/01/2014                      5,600,000     5,600,000
NMHG Holding Company
  10.00% due 05/15/2009                      1,425,000     1,535,438
                                                         -----------
                                                          11,448,688

INDUSTRIALS - 0.33%
NGC Corp.
  7.125% due 05/15/2018                      6,300,000     4,945,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT        VALUE
                                           -----------  ------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL - 0.31%
Vintage Petroleum, Inc.
  7.875% due 05/15/2011 (a)                $ 4,290,000  $  4,547,400

INTERNET CONTENT - 0.00%
PSINet, Inc.
  11.00% due 08/01/2009 +                    1,135,016           709

LEISURE TIME - 4.61%
AMF Bowling Worldwide, Inc.
  10.00% due 03/01/2010                      3,200,000     3,232,000
Argosy Gaming Company
  7.00% due 01/15/2014 (a)                   3,000,000     3,243,750
Choctaw Resort Development Enterprise
  7.25% due 11/15/2019                       3,425,000     3,390,750
Cinemark, Inc.
  zero coupon, Step up to 9.75% on
    03/15/2009 due 03/15/2014                9,475,000     6,727,250
Herbst Gaming, Inc.
  7.00% due 11/15/2014                         200,000       199,000
  8.125% due 06/01/2012                      4,500,000     4,680,000
Isle Capri Casinos, Inc.
  7.00% due 03/01/2014 (a)                   5,650,000     5,593,500
Las Vegas Sands Corp.
  6.375% due 02/15/2015 (a)                  4,725,000     4,482,844
Loews Cineplex Entertainment Corp.
  9.00% due 08/01/2014                         425,000       422,875
MGM Mirage, Inc.
  5.875% due 02/27/2014 (a)                  1,225,000     1,156,094
  6.75% due 09/01/2012                       4,875,000     4,911,562
  8.375% due 02/01/2011 (a)                  3,975,000     4,293,000
Mohegan Tribal Gaming Authority
  6.875% due 02/15/2015                      3,050,000     3,019,500
  7.125% due 08/15/2014                      2,815,000     2,822,038
Penn National Gaming, Inc.
  6.75% due 03/01/2015                       3,000,000     2,955,000
Pinnacle Entertainment, Inc.
  8.25% due 03/15/2012                       2,400,000     2,400,000
  8.75% due 10/01/2013 (a)                   2,725,000     2,820,375
Seneca Gaming Corp.
  7.25% due 05/01/2012                       3,425,000     3,407,875
Station Casinos, Inc.
  6.50% due 02/01/2014 (a)                   2,250,000     2,233,125
  6.875% due 03/01/2016                      6,525,000     6,533,156
                                                        ------------
                                                          68,523,694

MANUFACTURING - 0.90%
Blount, Inc.
  8.875% due 08/01/2012                      1,975,000     2,083,625
KI Holdings, Inc.
  zero coupon, Step up to 9.875% on
    11/15/2009 due 11/15/2014                4,100,000     2,521,500
Koppers, Inc.
  9.875% due 10/15/2013                      2,275,000     2,536,625
Park-Ohio Industries, Inc.
  8.375% due 11/15/2014                      2,000,000     1,930,000
Trinity Industries, Inc.
  6.50% due 03/15/2014 (a)                   4,500,000     4,342,500
                                                        ------------
                                                          13,414,250

MEDICAL-HOSPITALS - 1.97%
Genesis Healthcare Corp.
  8.00% due 10/15/2013                       1,600,000     1,744,000
HCA, Inc.
  6.375% due 01/15/2015 (a)                  2,400,000     2,382,341
  8.75% due 09/01/2010                       3,440,000     3,868,572
IASIS Healthcare LLC
  8.75% due 06/15/2014                       7,780,000     8,110,650
Psychiatric Solutions Inc.
  10.625% due 06/15/2013                     2,000,000     2,220,000
Tenet Healthcare Corp.
  6.50% due 06/01/2012                       4,640,000     4,268,800
  7.375% due 02/01/2013 (a)                  4,925,000     4,641,813
  9.875% due 07/01/2014 (a)                    200,000       208,000
Triad Hospitals, Inc.
  7.00% due 11/15/2013 (a)                   1,950,000     1,915,875
                                                        ------------
                                                          29,360,051

METAL & METAL PRODUCTS - 0.76%
Mueller Group, Inc.
  7.492% due 11/01/2011 (b)                    900,000       913,500
  10.00% due 05/01/2012                      2,300,000     2,484,000
Mueller Holdings, Inc.
  zero coupon, Step up to 14.75% on
    04/15/2009 due 04/15/2014                3,175,000     2,190,750
Novelis, Inc.
  7.25% due 02/15/2015                       5,850,000     5,733,000
                                                        ------------
                                                          11,321,250

MINING - 0.27%
Compass Minerals Group, Inc.
  10.00% due 08/15/2011                      3,750,000     4,078,125

OFFICE FURNISHINGS & SUPPLIES - 0.52%
Buhrmann US, Inc.
  7.875% due 03/01/2015                      3,025,000     3,025,000
Interface, Inc.
  9.50% due 02/01/2014 (a)                   1,550,000     1,631,375
  10.375% due 02/01/2010                     2,700,000     3,024,000
                                                        ------------
                                                           7,680,375

PAPER - 2.16%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010 (a)                   1,750,000     1,776,250
  8.85% due 08/01/2030 (a)                   2,250,000     2,109,375
Appleton Papers, Inc.
  8.125% due 06/15/2011                      1,850,000     1,910,125
Appleton Papers, Inc., Series B
  9.75% due 06/15/2014 (a)                   2,625,000     2,743,125
Bowater, Inc.
  6.50% due 06/15/2013 (a)                   2,700,000     2,571,750
  9.50% due 10/15/2012                       1,275,000     1,424,812
Buckeye Technologies, Inc.
  9.25% due 09/15/2008 (a)                   4,148,000     4,127,260
Georgia Pacific Corp.
  8.875% due 02/01/2010                      6,200,000     6,920,750
Newark Group, Inc.
  9.75% due 03/15/2014                       2,300,000     2,334,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT        VALUE
                                           -----------  ------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Norske Skog Canada, Ltd.
  7.375% due 03/01/2014 (a)                $ 3,000,000  $  2,910,000
  8.625% due 06/15/2011 (a)                    625,000       646,875
Smurfit-Stone Container
  8.25% due 10/01/2012                       2,500,000     2,568,750
                                                        ------------
                                                          32,043,572

PETROLEUM SERVICES - 0.30%
Hanover Compressor Company
  9.00% due 06/01/2014                         925,000       989,750
  11.00% due 03/31/2007                      2,550,000     2,244,000
Hanover Equipment Trust
  8.75% due 09/01/2011 (a)                   1,125,000     1,186,875
                                                        ------------
                                                           4,420,625

PHARMACEUTICALS - 0.27%
Athena Neurosciences, Inc.
  7.25% due 02/21/2008 (a)                     650,000       544,375
Valeant Pharmaceuticals International
  7.00% due 12/15/2011                       3,400,000     3,434,000
                                                        ------------
                                                           3,978,375

PLASTICS - 0.34%
Berry Plastics Corp.
  10.75% due 07/15/2012                      4,475,000     5,045,563

PUBLISHING -1.58%
Advertising Directory Solutions, Inc.
  9.25% due 11/15/2012                       3,025,000     3,176,250
Cadmus Communications Corp.
  8.375% due 06/15/2014                      2,000,000     2,090,000
CBD Media Holdings LLC/CBD Holdings
Finance,
 Inc.
  9.25% due 07/15/2012                       3,250,000     3,315,000
CBD Media, Inc.
  8.625% due 06/01/2011                      1,425,000     1,467,750
Dex Media East LLC
  12.125% due 11/15/2012 (a)                 1,056,000     1,251,360
Dex Media West LLC
  8.50% due 08/15/2010                         150,000       160,125
  9.875% due 08/15/2013                      1,416,000     1,578,840
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)            5,250,000     3,990,000
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)            4,100,000     3,116,000
Houghton Mifflin Company
  zero coupon, Step up to 11.50% on
    10/15/2008 due 10/15/2013 (a)            2,250,000     1,563,750
Mail-Well I Corp.
  9.625% due 03/15/2012                      1,150,000     1,224,750
Yell Finance BV
  10.75% due 08/01/2011                        488,000       549,610
                                                        ------------
                                                          23,483,435

REAL ESTATE - 1.58%
CB Richard Ellis Services, Inc.
  11.25% due 06/15/2011                      2,875,000     3,220,000
Felcor Lodging LP, REIT
  9.00% due 06/01/2011                       2,775,000     2,983,125
Host Marriott LP, REIT
  6.375% due 03/15/2015                        350,000       334,250
  7.125% due 11/01/2013 (a)                  8,000,000     7,940,000
  9.50% due 01/15/2007                       1,050,000     1,107,750
Meristar Hospitality Corp., REIT
  9.00% due 01/15/2008 (a)                   1,075,000     1,112,625
  9.125% due 01/15/2011 (a)                  1,300,000     1,358,500
Meristar Hospitality Operating
Partnership
 LP, REIT
  10.50% due 06/15/2009 (a)                  2,500,000     2,675,000
Omega Healthcare Investors, Inc., REIT
  7.00% due 04/01/2014                       2,825,000     2,825,000
                                                        ------------
                                                          23,556,250

RETAIL TRADE - 1.07%
Finlay Fine Jewelry Corp.
  8.375% due 06/01/2012                      3,565,000     3,368,925
Home Interiors & Gifts, Inc.
  10.125% due 06/01/2008 (a)                 4,025,000     3,320,625
Jo-Ann Stores, Inc.
  7.50% due 03/01/2012                       4,200,000     4,289,250
PETCO Animal Supplies, Inc.
  10.75% due 11/01/2011                        625,000       700,000
Rite Aid Corp.
  11.25% due 07/01/2008                      2,700,000     2,875,500
Saks, Inc.
  7.00% due 12/01/2013 (a)                     166,000       150,230
  9.875% due 10/01/2011                      1,050,000     1,134,000
                                                        ------------
                                                          15,838,530

SANITARY SERVICES - 0.80%
Allied Waste North America, Inc.
  7.25% due 03/15/2015                       1,900,000     1,805,000
  7.875% due 04/15/2013 (a)                  1,870,000     1,865,325
  8.50% due 12/01/2008                       4,925,000     5,048,125
Allied Waste North America, Inc.,
Series B
  7.375% due 04/15/2014 (a)                    850,000       769,250
Allied Waste North America, Inc.,
Series B
  9.25% due 09/01/2012 (a)                   2,225,000     2,380,750
                                                        ------------
                                                          11,868,450

SEMICONDUCTORS - 0.33%
Amkor Technology, Inc.
  7.125% due 03/15/2011 (a)                  1,625,000     1,369,063
  9.25% due 02/15/2008 (a)                   1,100,000     1,050,500
  10.50% due 05/01/2009 (a)                  2,750,000     2,461,250
                                                        ------------
                                                           4,880,813

STEEL - 0.51%
AK Steel Corp.
  7.875% due 02/15/2009 (a)                  2,375,000     2,327,500
IPSCO, Inc.
  8.75% due 06/01/2013                       2,600,000     2,892,500
Ispat Inland ULC
  9.75% due 04/01/2014                       2,031,000     2,376,270

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                          ------------ --------------
CORPORATE BONDS (CONTINUED)

STEEL (CONTINUED)
National Steel Corp., Series D
  9.875% due 03/01/2009 +                 $  1,423,073 $       41,810
                                                       --------------
                                                            7,638,080

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
Insight Midwest LP
  9.75% due 10/01/2009                       1,825,000      1,907,125
Insight Midwest LP/ Insight Capital, Inc.
  10.50% due 11/01/2010                      1,425,000      1,524,750
Intelsat Ltd.
  7.793% due 01/15/2012                      1,825,000      1,852,375
Lucent Technologies, Inc.
  6.45% due 03/15/2029 (a)                  11,750,000     10,134,375
Nortel Networks, Ltd.
  6.125% due 02/15/2006                      4,425,000      4,436,062
Panamsat Corp.
  9.00% due 08/15/2014 (a)                   5,375,000      5,670,625
SBA Communications Corp.
  8.50% due 12/01/2012 (a)                   1,075,000      1,112,625
Spectrasite, Inc.
  8.25% due 05/15/2010                       4,455,000      4,644,338
Zeus Special Subsidiary, Ltd.
  zero coupon, Step up to 9.25% on
    02/01/2010 due 02/01/2015                3,900,000      2,466,750
                                                       --------------
                                                           33,749,025

TELEPHONE - 2.44%
AT&T Corp.
  9.75% due 11/15/2031 (a)                   1,675,000      2,043,500
MCI, Inc.
  8.735% due 05/01/2014                     10,625,000     11,687,500
NTL Cable PLC
  8.75% due 04/15/2014 (a)                   1,950,000      2,101,125
Qwest Services Corp.
  13.50% due 12/15/2010                      5,900,000      6,829,250
  14.00% due 12/15/2014                     11,225,000     13,554,187
                                                       --------------
                                                           36,215,562

TRANSPORTATION - 0.10%
OMI Corp.
  7.625% due 12/01/2013                      1,400,000      1,454,250
                                                       --------------
TOTAL CORPORATE BONDS
 (Cost $1,083,156,503)                                 $1,085,826,460
                                                       --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.18%
CA FM Lease Trust
  8.50% due 07/15/2017                       2,363,942      2,661,799
                                                       --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,512,611)                                      $    2,661,799
                                                       --------------
SHORT TERM INVESTMENTS - 23.13%
State Street Navigator Securities
 Lending Prime Portfolio (c)              $343,811,082 $  343,811,082
                                                       --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $343,811,082)                                    $  343,811,082
                                                       --------------

REPURCHASE AGREEMENTS - 4.62%
Merrill Lynch Tri-Party Repurchase
 Agreement dated 03/31/2005 at 1.25%
 to be repurchased at $68,751,387 on
 04/01/2005, collateralized by
 $66,945,000 Federal Home Loan
 Mortgage Corporation, 5.50% due
 09/15/2011 (valued at $70,037,859,
 including interest)                      $ 68,749,000 $   68,749,000
                                                       --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $68,749,000)                                     $   68,749,000
                                                       --------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
 (COST $1,800,131,961) - 121.01%                       $1,798,813,815

LIABILITIES IN EXCESS OF OTHER ASSETS -
(21.01)%                                                 (312,305,625)
                                                       --------------
TOTAL NET ASSETS - 100.00%                             $1,486,508,190
                                                       ==============

STRATEGIC BOND TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                        -----------    ---------
COMMON STOCKS - 0.37%

BROADCASTING - 0.09%
UnitedGlobalCom, Inc., Class A *                             90,187  $   853,169

BUSINESS SERVICES - 0.00%
ContinentalAFA Dispensing Company *                          25,862       37,500

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)                1,451,718       29,034

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.28%
NTL, Inc. *                                                  21,970    1,398,830
Spectrasite, Inc. *                                          16,797      973,722
Telewest Global, Inc. *                                      25,787      458,751
                                                                     -----------
                                                                       2,831,303
                                                                     -----------
TOTAL COMMON STOCKS (Cost $3,422,116)                                $ 3,751,006
                                                                     -----------
PREFERRED STOCKS - 0.09%

CELLULAR COMMUNICATIONS - 0.09%
Alamosa Holdings, Inc. *                                        975      863,211

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                       3,003            3
TCR Holdings, Class C *                                       1,652            2
TCR Holdings, Class D *                                       4,355            4
TCR Holdings, Class E *                                       9,009            9
                                                                     -----------
                                                                              18
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $1,071)                                 $   863,229
                                                                     -----------
WARRANTS - 0.02%

CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp. *                                   650      145,600

GOVERNMENT OF MEXICO - 0.00%
Mexican Value Recovery Right, Series E *                  1,000,000       10,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                 -------------   -------------
WARRANTS (CONTINUED)

REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
  (Expiration date 04/15/2020; strike
  price $26.00) *                                       10,000   $           0

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Leap Wireless International, Inc.
  (Expiration date 04/15/2010; strike
  price $96.80) *                                          370               4
                                                                 -------------
TOTAL WARRANTS (Cost $47,311)                                    $     156,204
                                                                 -------------
U.S. TREASURY OBLIGATIONS - 11.03%

U.S. TREASURY BONDS - 1.78%
  4.25% due 08/15/2014 (a)                       $   3,260,000       3,196,838
  5.25% due 11/15/2028 to 02/15/2029 ***             8,250,000       8,680,676
  5.50% due 08/15/2028 ***                           3,500,000       3,802,148
  6.125% due 08/15/2029 *******                      2,000,000       2,355,704
                                                                 -------------
                                                                    18,035,366
U.S. TREASURY NOTES - 9.25%
  3.125% due 04/15/2009 (a)****                     63,000,000      60,753,168
  3.625% due 01/15/2010 (a)                         13,050,000      12,737,518
  4.00% due 02/15/2014 (a)                          14,100,000      13,607,050
  4.25% due 11/15/2014 (a)                           6,520,000       6,385,270
                                                                 -------------
                                                                    93,483,006
                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $111,118,693)                                              $ 111,518,372
                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.02%

FEDERAL HOME LOAN MORTGAGE CORP. - 3.79%
  5.00% TBA **                                      39,100,000     38,244,688
  8.00% due 05/01/2010                                  45,563         48,178
  8.50% due 05/01/2008                                  36,775         38,474
                                                                 -------------
                                                                    38,331,340
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 23.22%
  4.00% TBA **                                      38,500,000      36,851,738
  4.50% TBA **                                      20,100,000      19,069,875
  5.00% TBA **                                      78,000,000      76,119,866
  5.50% TBA **                                      63,000,000      63,078,750
  6.00% TBA **                                      20,000,000      20,437,500
  6.50% due 10/01/2032                               3,325,228       3,457,219
  6.50% TBA **                                      14,330,000      14,867,375
  7.50% due 07/01/2030 to 02/01/2031                   246,999         264,249
  8.00% due 07/01/2027 to 08/01/2027                   306,245         330,004
  8.80% due 01/25/2019                                 215,342         231,598
  10.40% due 04/25/2019                                 83,566          92,200
                                                                 -------------
                                                                   234,800,374
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.01%
  7.50% due 04/15/2022 to 02/15/2028                   117,365         126,144
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $274,346,424)                                              $ 273,257,858
                                                                 -------------

FOREIGN GOVERNMENT OBLIGATIONS - 19.76%

ARGENTINA - 0.32%
Republic of Argentina
  3.50% due 03/31/2023 +                         $     800,000         458,000
  6.00% due 03/31/2023 +                             4,850,000       2,752,375
                                                                 -------------
                                                                     3,210,375
BRAZIL - 3.02%
Federal Republic of Brazil
  8.00% due 04/15/2014 (b)                           8,194,426       8,112,482
  10.125% due 05/15/2027                             2,500,000       2,625,000
  10.50% due 07/14/2014                              1,225,000       1,347,500
  11.00% due 08/17/2040                              1,900,000       2,114,700
  12.25% due 03/06/2030                              3,325,000       4,023,250
Federal Republic of Brazil
  3.125% due 04/15/2012 (b)                         13,103,046      12,301,139
                                                                 -------------
                                                                    30,524,071
BULGARIA - 0.13%
Republic of Bulgaria
  8.25% due 01/15/2015                               1,075,000       1,307,200

COLOMBIA - 0.48%
Republic of Colombia
  8.125% due 05/21/2024                                750,000         682,500
  8.375% due 02/15/2027                                165,000         151,800
  10.00% due 01/23/2012                                400,000         432,000
  10.375% due 01/28/2033                             1,325,000       1,404,500
  10.75% due 01/15/2013                                575,000         642,562
  11.75% due 02/25/2020                              1,300,000       1,547,000
                                                                 -------------
                                                                     4,860,362
ECUADOR - 0.29%
Republic of Ecuador
  8.00% due 08/15/2030                                 125,000         111,250
  12.00% due 11/15/2012                              2,775,000       2,768,062
                                                                 -------------
                                                                     2,879,312
FINLAND - 1.02%
Republic of Finland
  5.75% due 02/23/2011                           EUR 7,000,000      10,308,139

FRANCE - 1.64%
Government of France
  3.50% due 07/12/2009                              12,500,000      16,561,792

GERMANY - 3.84%
Federal Republic of Germany
  4.25% due 02/15/2008                               8,700,000      11,748,998
  5.00% due 01/04/2012                               7,400,000      10,581,593
  5.25% due 01/04/2011                              11,450,000      16,473,287
                                                                 -------------
                                                                    38,803,878
ITALY - 0.21%
Republic of Italy
  5.804% due 10/25/2032                          $   2,000,000       2,122,240

MEXICO - 2.11%
United Mexican States, Series D
  zero coupon due 06/30/2006                         1,000,000          18,100
  1.00% due 06/30/2005                               1,000,000             231
  5.875% due 01/15/2014                              7,450,000       7,394,125
  6.375% due 01/16/2013                              2,300,000       2,386,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT           VALUE
                                        --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

MEXICO (CONTINUED)
Government of Mexico (continued)
  6.625% due 03/03/2015                 $    9,675,000   $ 10,081,350
  7.50% due 04/08/2033                         700,000        742,000
  8.00% due 09/24/2022                         650,000        737,750
                                                         ------------
                                                           21,359,806
NETHERLANDS - 1.63%
Kingdom of Netherlands
  5.00% due 07/15/2011                  EUR 11,600,000     16,510,090

PANAMA - 0.38%
Republic of Panama
  3.75% due 07/17/2014 (b)              $    1,688,832      1,612,835
  8.875% due 09/30/2027                        775,000        833,125
  9.375% due 01/16/2023                      1,025,000      1,148,000
  9.625% due 02/08/2011                        250,000        282,500
                                                         ------------
                                                            3,876,460
PERU - 0.51%
Republic of Peru
  5.00% due 03/07/2017                         643,500        588,803
  5.00% due 03/07/2017 (b)                   1,020,000        953,700
  9.125% due 02/21/2012                      2,500,000      2,812,500
  9.875% due 02/06/2015                        700,000        808,500
                                                         ------------
                                                            5,163,503
PHILIPPINES - 0.68%
Republic of Philippines
  8.375% due 03/12/2009                      2,450,000      2,578,625
  8.875% due 03/17/2015                        650,000        656,500
  9.875% due 01/15/2019                      2,425,000      2,534,125
  10.625% due 03/16/2025                     1,075,000      1,150,250
                                                         ------------
                                                            6,919,500
RUSSIA - 2.18%
Russian Federation, Series REGS
  5.00%, Step up to 7.50% on 03/31/2007
    due 03/31/2030                          16,700,500     17,109,662
  11.00% due 07/24/2018                      3,600,000      4,975,560
                                                         ------------
                                                           22,085,222
SOUTH AFRICA - 0.14%
Republic of South Africa
  6.50% due 06/02/2014                       1,350,000      1,417,500

TURKEY - 0.48%
Republic of Turkey
  7.375% due 02/05/2025                      1,500,000      1,410,000
  9.00% due 06/30/2011                       1,600,000      1,752,000
  11.00% due 01/14/2013                        325,000        393,250
  11.875% due 01/15/2030                       950,000      1,261,125
                                                         ------------
                                                            4,816,375
UKRAINE - 0.18%
Republic of Ukraine
  6.875% due 03/04/2011                        900,000        920,880
  7.65% due 06/11/2013                         875,000        936,250
                                                         ------------
                                                            1,857,130
VENEZUELA - 0.52%
Republic of Venezuela
  8.50% due 10/08/2014                  $    3,152,000      3,104,720
  10.75% due 09/19/2013                      1,925,000      2,141,563
                                                         ------------
                                                            5,246,283
                                                         ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $195,914,953)                                      $199,829,238
                                                         ------------
CORPORATE BONDS - 26.10%

ADVERTISING - 0.16%
RH Donnelley Finance Corp., Series I
  10.875% due 12/15/2012                       750,000        864,375
Vertis, Inc.
  9.75% due 04/01/2009                         725,000        757,625
                                                         ------------
                                                            1,622,000

AEROSPACE - 0.42%
Alliant Techsystems, Inc.
  8.50% due 05/15/2011                         550,000        583,000
Argo Tech Corp.
  9.25% due 06/01/2011                         575,000        618,125
DRS Technologies, Inc.
  6.875% due 11/01/2013                        600,000        600,000
Moog, Inc.
  6.25% due 01/15/2015                         600,000        588,000
Sequa Corp.
  9.00% due 08/01/2009                       1,175,000      1,257,250
Titan Corp.
  8.00% due 05/15/2011                         600,000        624,000
                                                         ------------
                                                            4,270,375

AGRICULTURE - 0.12%
Pilgrim's Pride Corp.
  9.25% due 11/15/2013                         550,000        605,000
UAP Holding Corp.
  zero coupon, Step up to 10.375% on
    01/15/2008 due 07/15/2012                  225,000        178,875
United Agri Products, Inc.
  8.25% due 12/15/2011                         429,000        446,160
                                                         ------------
                                                            1,230,035

AIR TRAVEL - 0.04%
Continental Airlines, Inc.
  6.541% due 09/15/2009                        178,002        163,490
  7.25% due 11/01/2005                         275,000        261,804
                                                         ------------
                                                              425,294

ALUMINUM - 0.07%
IMCO Recycling Escrow, Inc.
  9.00% due 11/15/2014                         100,000        105,000
IMCO Recycling, Inc.
  10.375% due 10/15/2010                       550,000        610,500
                                                         ------------
                                                              715,500

AMUSEMENT & THEME PARKS - 0.06%
Six Flags, Inc.
  9.625% due 06/01/2014 (a)                    400,000        369,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT           VALUE
                                          ------------   ------------
CORPORATE BONDS (CONTINUED)

AMUSEMENT & THEME PARKS (CONTINUED)
Six Flags, Inc. (continued)
  9.75% due 04/15/2013 (a)                $    250,000   $    233,125
                                                         ------------
                                                              602,125
APPAREL & TEXTILES - 0.17%
Collins & Aikman Floor Covering
  9.75% due 02/15/2010                         675,000        718,875
Levi Strauss & Company
  7.73% due 04/01/2012 (b)                     200,000        196,500
  9.75% due 01/15/2015 (a)                     475,000        466,688
  12.25% due 12/15/2012 (a)                    300,000        327,000
                                                         ------------
                                                            1,709,063
AUTO PARTS - 0.15%
Keystone Automotive Operations
  9.75% due 11/01/2013                         375,000        376,875
Tenneco Automotive, Inc.
  8.625% due 11/15/2014 (a)                    600,000        583,500
TRW Automotive, Inc.
  9.375% due 02/15/2013                        535,000        575,125
                                                         ------------
                                                            1,535,500
AUTOMOBILES - 0.23%
DaimlerChrysler North America Holding
  4.05% due 06/04/2008                       2,400,000      2,330,736

BANKING -1.41%
Bank of America Corp.
  7.40% due 01/15/2011                       5,325,000      6,003,107
Capital One Bank
  4.875% due 05/15/2008                      3,175,000      3,197,825
Independence Community Bank Corp.
  3.50% due 06/20/2013 (b)                   1,575,000      1,496,011
Standard Chartered Bank
  8.00% due 05/30/2031***                    2,770,000      3,553,425
                                                         ------------
                                                           14,250,368
BROADCASTING - 0.46%
Charter Communications Holdings
  zero coupon, Step up to 13.50% on
    01/15/2006 due 01/15/2011                  300,000        240,000
  zero coupon, Step up to 11.75% on
    05/15/2006 due 05/15/2011 (a)            1,575,000      1,086,750
  zero coupon, Step up to 12.125% on
    01/15/2007 due 01/15/2012 (a)              250,000        156,250
  8.625% due 04/01/2009                        100,000         77,250
  10.00% due 05/15/2011 (a)                    310,000        237,925
  10.25% due 01/15/2010                        500,000        401,250
  10.75% due 10/01/2009                        150,000        123,000
  11.34 due 01/15/2010 (a)                     500,000        428,750
CSC Holdings, Inc.
  10.50% due 05/15/2016                        175,000        192,500
Nextmedia Operating, Inc.
  10.75% due 07/01/2011                        450,000        491,062
Radio One, Inc.
  8.875% due 07/01/2011 (a)                    525,000        561,750
Young Broadcasting, Inc.
  10.00% due 03/01/2011 (a)                    675,000        690,188
                                                         ------------
                                                            4,686,675

BUILDING MATERIALS & CONSTRUCTION - 0.14%
Associated Materials, Inc.
  zero coupon, Step up to 11 .25% on
    03/01/2009 due 03/01/2014                1,500,000      1,042,500
Brand Services, Inc.
  12.00% due 10/15/2012                        300,000        333,000
                                                         ------------
                                                            1,375,500
BUSINESS SERVICES - 0.35%
Allied Security Escrow Corp.
  11.375% due 07/15/2011                       500,000        512,500
Conveo Corp.
  7.875% due 12/01/2013 (a)                    475,000        423,937
Interep National Radio Sales, Inc.,
Series B,
 Class A
  10.00% due 07/01/2008 (a)                    350,000        275,625
Invensys PLC
  9.875% due 03/15/2011 (a)                    425,000        432,437
Iron Mountain, Inc.
  7.75% due 01/15/2015                         475,000        469,063
  8.25% due 07/01/2011                         350,000        353,500
  8.625% due 04/01/2013                        625,000        631,250
Sitel Corp.
  9.25% due 03/15/2006                         405,000        405,000
                                                         ------------
                                                            3,503,312
CABLE AND TELEVISION - 0.78%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                      2,050,000      2,408,270
Atlantic Broadband Finance LLC
  9.375% due 01/15/2014 (a)                    725,000        696,000
Cablevision Systems Corp.
  6.669% due 04/01/2009 (b)                    925,000        980,500
  8.00% due 04/15/2012 (a)                     425,000        436,687
Directv Holdings LLC
  8.375% due 03/15/2013                        725,000        784,813
Echostar DBS Corp.
  6.625% due 10/01/2014                      1,275,000      1,231,969
Lodgenet Entertainment Corp.
  9.50% due 06/15/2013                         600,000        654,000
Mediacom Broadband LLC
  11.00% due 07/15/2013 (a)                    350,000        374,500
Mediacom LLC/Mediacom Capital Corp.
  9.50% due 01/15/2013 (a)                     300,000        299,250
                                                         ------------
                                                            7,865,989
CELLULAR COMMUNICATIONS - 1.32%
Alamosa Delaware, Inc.
  11.00% due 07/31/2010                        508,000        577,850
American Tower Corp.
  7.125% due 10/15/2012                        675,000        671,625
  7.50% due 05/01/2012 (a)                     100,000        101,500
  9.375% due 02/01/2009 (a)                    177,000        185,850
American Tower Escrow Corp.
  zero coupon due 08/01/2008                   425,000        318,750
AT&T Broadband Corp.
  8.375% due 03/15/2013                      2,650,000      3,148,817
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                       1,750,000      2,308,794

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT        VALUE
                                            ----------   ------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Centennial Communications Corp.
  8.125 due 02/01/2014                      $  750,000   $    768,750
Crown Castle International Corp.
  7.50% due 12/01/2013 (a)                     425,000        466,438
  10.75% due 08/01/2011                        565,000        603,137
Nextel Communications, Inc.
  6.875% due 10/31/2013                        550,000        573,375
  7.375% due 08/01/2015                      1,500,000      1,584,375
SBA Telecommunication / SBA
Communications Corp.
  zero coupon, Step up to 9.75% on
    12/15/2007 due 12/15/2011 (a)              600,000        517,500
UbiquiTel Operating Company
  9.875% due 03/01/2011                        175,000        192,938
  9.875% due 03/01/2011                        450,000        496,125
US Unwired, Inc., Series B
  10.00% due 06/15/2012 (a)                    550,000        609,125
Western Wireless Corp.
  9.25% due 07/15/2013                         200,000        228,000
                                                         ------------
                                                           13,352,949
CHEMICALS - 0.73%
Equistar Chemicals LP
  10.625% due 05/01/2011                       525,000        589,312
Ethyl Corp.
  8.875% due 05/01/2010                        550,000        588,500
FMC Corp.
  10.25% due 11/01/2009                        500,000        557,500
Huntsman Advanced Materials LLC
  11.00% due 07/15/2010                        575,000        659,812
Huntsman ICI Chemicals
  10.125% due 07/01/2009 (a)                   125,000        130,000
Huntsman International LLC
  9.875% due 03/01/2009                        550,000        594,000
ISP Chemco, Inc., Series B
  10.25% due 07/01/2011                        725,000        784,813
Lyondell Chemical Company
  11.125% due 07/15/2012                       575,000        661,250
Lyondell Chemical Company, Series B
  9.875% due 05/01/2007                         37,000         37,925
Methanex Corp.
  8.75% due 08/15/2012                         475,000        548,625
Millennium America, Inc.
  9.25% due 06/15/2008                       1,000,000      1,072,500
PQ Corp.
  7.50% due 02/15/2013                          25,000         24,625
Rhodia SA
  7.625% due 06/01/2010 (a)                    725,000        714,125
Westlake Chemical Corp.
  8.75% due 07/15/2011                         422,000        461,563
                                                         ------------
                                                            7,424,550
COMPUTERS & BUSINESS EQUIPMENT - 0.06%
Seagate Technology Holdings
  8.00% due 05/15/2009 (a)                     525,000        557,813

CONSTRUCTION MATERIALS - 0.03%
Nortek, Inc.
  8.50% due 09/01/2014                         325,000        313,625
CONTAINERS & GLASS - 0.50%
Anchor Glass Container Corp.
  11.00% due 02/15/2013 (a)                    675,000        609,187
Graphic Packaging International, Inc.
  8.50% due 08/15/2011                         375,000        393,750
Owens-Brockway
  7.75% due 05/15/2011                         550,000        576,125
Owens-Illinois, Inc., Series 2008
  7.35% due 05/15/2008 (a)                     825,000        847,687
Plastipak Holdings, Inc.
  10.75% due 09/01/2011                      1,000,000      1,110,000
Pliant Corp.
  11.125% due 09/01/2009                        75,000         75,000
  13.00% due 06/01/2010 (a)                    275,000        232,375
Radnor Holdings Corp.
  11.00% due 03/15/2010 (a)                    300,000        222,000
Stone Container Corp.
  8.375% due 07/01/2012                        250,000        258,125
Tekni-Plex, Inc.
  8.75% due 11/15/2013 (a)                     725,000        686,938
                                                         ------------
                                                            5,011,187
CORRECTIONAL FACILITIES - 0.04%
Corrections Corp. of America
  6.25% due 03/15/2013                         400,000        384,000

COSMETICS & TOILETRIES - 0.10%
Del Laboratories Inc. Acquisition Corp
  8.00% due 02/01/2012                         550,000        528,000
Jafra Cosmetics International, Inc.
  10.75% due 05/15/2011                        391,000        449,650
                                                         ------------
                                                              977,650
CRUDE PETROLEUM & NATURAL GAS - 0.11%
Chesapeake Energy Corp.
  7.00% due 08/15/2014 (a)                     500,000        515,000
Plains Exploration & Production
  Company
  7.125% due 06/15/2014                        600,000        627,000
                                                         ------------
                                                            1,142,000
DOMESTIC OIL - 0.87%
Devon Financing Corp., ULC
  6.875% due 09/30/2011                      1,200,000      1,321,234
Forest Oil Corp.
  8.00% due 12/15/2011                         825,000        907,500
Key Energy Services, Inc.
  8.375% due 03/01/2008                        550,000        571,312
Magnum Hunter Resources, Inc.
  9.60% due 03/15/2012                         634,000        710,080
Precision Drilling Corp.
  5.625% due 06/01/2014                      2,150,000      2,200,628
Stone Energy Corp.
  8.25% due 12/15/2011                         750,000        781,875
Valero Energy Corp.
  4.75% due 06/15/2013 ***                   2,350,000      2,290,317
                                                         ------------
                                                            8,782,946

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT        VALUE
                                            ----------   ------------
CORPORATE BONDS (CONTINUED)

DRUGS & HEALTH CARE - 0.30%
aaiPharma, Inc.
  11.50% due 04/01/2010 (a)                 $  575,000   $    281,750
General Nutrition Centers, Inc.
  8.50% due 12/01/2010                          50,000         42,500
Humana, Inc.
  6.30% due 08/01/2018 (a)                   2,225,000      2,312,347
Jean Coutu Group (PJC), Inc.
  8.50% due 08/01/2014 (a)                     375,000        364,219
                                                         ------------
                                                            3,000,816
ELECTRICAL EQUIPMENT - 0.06%
Wesco Distribution, Inc.
  9.125% due 06/01/2008                        563,000        580,126

ELECTRICAL UTILITIES - 1.50%
AES Corp.
  7.75% due 03/01/2014 (a)                     575,000        593,687
  9.375% due 09/15/2010 (a)                    600,000        661,500
Allegheny Energy Supply Company
  10.25% due 11/15/2007                        750,000        828,750
Appalachian Power Company
  5.95% due 05/15/2033                       2,850,000      2,874,710
Calpine Corp.
  8.50% due 07/15/2010 (a)                     925,000        726,125
  8.75% due 07/15/2013 (a)                     135,000        101,925
Calpine Generating Company LLC
  11.169% due 04/01/2011 (b)                   350,000        334,250
Edison Mission Energy
  9.875% due 04/15/2011                      1,125,000      1,299,375
Entergy Gulf States
  6.20% due 07/01/2033                       1,800,000      1,793,821
Mirant Americas Generation LLC
  8.30% due 05/01/2011 +                     1,000,000      1,115,000
  9.125% due 05/01/2031 +                      650,000        706,875
Pinnacle West Capital Corp.
  6.40% due 04/01/2006                       3,000,000      3,041,808
Reliant Resources, Inc.
  9.25% due 07/15/2010                         350,000        374,500
  9.50% due 07/15/2013                         650,000        706,875
                                                         ------------
                                                           15,159,201
ELECTRONICS - 0.22%
L 3 COMMUNICATIONS CORP.
  7.625% due 06/15/2012                      1,400,000      1,487,500
Motors & Gears, Inc., Series D
  10.75% due 11/15/2006                        500,000        458,750
Muzak LLC/Muzak Finance Corp.
  9.875% due 03/15/2009 (a)                    625,000        281,250
                                                         ------------
                                                            2,227,500
ENERGY - 0.51%
Duke Energy Company
  4.20% due 10/01/2008                       3,100,000      3,062,298
El Paso Energy
  7.375% due 12/15/2012 (a)                  1,200,000      1,161,000
NRG Energy, Inc.
  8.00% due 12/15/2013                         900,000        951,750
                                                         ------------
                                                            5,175,048

FINANCIAL SERVICES - 3.69%
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                        617,000        703,380
Borden U.S. Finance Corp./Nova Scotia
Finance
  ULC
  9.00% due 07/15/2014                         225,000        243,000
Canwest Media, Inc.
  8.00% due 09/15/2012                         493,026        518,910
CIT Group, Inc.
  7.75% due 04/02/2012                       2,900,000      3,354,331
Corporacion Andina de Fomento
  6.875% due 03/15/2012 (a)                  3,242,000      3,565,714
Countrywide Home Loan
  4.00% due 03/22/2011                       4,700,000      4,449,828
Ford Motor Credit Company
  7.875% due 06/15/2010                      3,500,000      3,563,283
General Motors Acceptance Corp.
  6.875% due 09/15/2011                      3,225,000      2,918,112
Global Cash Access, LLC
  8.75% due 03/15/2012                         625,000        662,500
Household Finance Corp.
  6.375% due 11/27/2012                      3,125,000      3,378,841
International Lease Finance Corp.
  4.375% due 11/01/2009                      3,750,000      3,686,584
iPCS Inc.
  11.50% due 05/01/2012                        175,000        196,875
J.P. Morgan Chase & Company
  6.625% due 03/15/2012                      3,390,000      3,706,294
MBNA Corp.
  4.625% due 09/15/2008                      2,085,000      2,075,599
Morgan Stanley Dean Witter
  6.60% due 04/01/2012                       1,900,000      2,073,993
Sensus Metering Systems, Inc.
  8.625% due 12/15/2013                        750,000        766,875
Textron Financial Corp.
  2.75% due 06/01/2006                       1,300,000      1,272,566
Yell Finance BV
  zero coupon, Step up to 13.50% on
    08/01/2006 due 08/01/2011 (a)              176,000        175,120
                                                         ------------
                                                           37,311,805
FOOD & BEVERAGES - 0.66%
Ahold Lease USA, Inc.
  zero coupon, Step up to 7.82% on
    07/02/2001 due 01/02/2020                  139,771        150,254
Del Monte Corp.
  8.625% due 12/15/2012                        525,000        568,312
Doane Pet Care Company
  9.75% due 05/15/2007 (a)                     700,000        686,000
  10.75% due 03/01/2010                        125,000        132,500
Dole Food, Inc.
  8.875% due 03/15/2011                        750,000        806,250
Kraft Foods, Inc.
  5.625% due 11/01/2011                      3,650,000      3,787,266
Pinnacle Foods Holding Corp.
  8.25% due 12/01/2013 (a)                     600,000        513,000
                                                         ------------
                                                            6,643,582

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT        VALUE
                                            ----------   ------------
CORPORATE BONDS (CONTINUED)

FOREST PRODUCTS - 0.03%
Ainsworth Lumber Company, Ltd.
  7.25% due 10/01/2012                      $ 275,000    $    269,500

FURNITURE & FIXTURES - 0.09%
Sealy Mattress Company
  8.25% due 06/15/2014                         850,000        886,125

GAS & PIPELINE UTILITIES - 0.73%
Dynegy Holdings, Inc.
  6.875% due 04/01/2011 (a)                    375,000        332,812
  8.75% due 02/15/2012 (a)                     125,000        119,687
  9.875% due 07/15/2010                      1,425,000      1,526,531
El Paso Corp.
  7.75% due 01/15/2032 (a)                     675,000        636,188
  7.875% due 06/15/2012 (a)                    425,000        422,875
United Utilities PLC
  4.55% due 06/19/2018***                    2,400,000      2,146,944
Williams Companies, Inc.
  7.625% due 07/15/2019                        100,000        108,250
  7.875% due 09/01/2021 (a)                    950,000      1,035,500
  8.75% due 03/15/2032                         875,000      1,039,063
                                                         ------------
                                                            7,367,850
HEALTHCARE PRODUCTS - 0.16%
Icon Health & Fitness
  11.25% due 04/01/2012 (a)                    450,000        315,000
Medical Device Manufacturing, Inc.
  10.00% due 07/15/2012                        650,000        695,500
VWR International, Inc.
  8.00% due 04/15/2014                         575,000        582,188
                                                         ------------
                                                            1,592,688
HEALTHCARE SERVICES - 0.90%
Ameripath, Inc.
  10.50% due 04/01/2013                        700,000        696,500
DaVita, Inc.
  7.25% due 03/15/2015                         350,000        343,000
Extendicare Health Services, Inc.
  9.50% due 07/01/2010                         500,000        546,875
Insight Health Services Corp.
  9.875% due 11/01/2011 (a)                    150,000        147,000
National Mentor, Inc.
  9.625% due 12/01/2012                        700,000        729,750
Unitedhealth Group, Inc.
  4.125% due 08/15/2009 (a)                  3,375,000      3,314,756
Vanguard Health Holding Company, Inc.
LLC
  zero coupon, Step up to 11.25% on
    10/01/2009 due 10/01/2015                  550,000        367,125
WellPoint Health Networks, Inc.
  6.375% due 01/15/2012                      2,775,000      2,994,555
                                                         ------------
                                                            9,139,561
HOTELS & RESTAURANTS - 0.56%
Boyd Gaming, Corp.
  6.75% due 04/15/2014 (a)                     700,000        691,250
Carrols Corp.
  9.00% due 01/15/2013                         450,000        463,500
Gaylord Entertainment Company
  6.75% due 11/15/2014                         800,000        758,000
HMH Properties Inc., Series B
  7.875% due 08/01/2008                        197,000        200,940
John Q Hammons Hotels LP
  8.875% due 05/15/2012                        600,000        643,500
Kerzner International
  8.875% due 08/15/2011                        625,000        670,313
Park Place Entertainment Corp.
  8.125% due 05/15/2011                         25,000         27,688
  8.875% due 09/15/2008                         50,000         54,812
  9.375% due 02/15/2007                        650,000        691,437
Sbarro, Inc.
  11.00% due 09/15/2009 (a)                    725,000        699,625
Turning Stone Casino Resort
  9.125% due 12/15/2010                        775,000        805,031
                                                         ------------
                                                            5,706,096
HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
  10.00% due 07/31/2008 (a)                    184,000        185,840

HOUSEHOLD PRODUCTS - 0.12%
Resolution Performance Products, Inc.
  13.50% due 11/15/2010 (a)                    675,000        729,000
Simmons Bedding Company
  7.875% due 01/15/2014 (a)                    500,000        510,000
  10.00% due 12/15/2014                         25,000         15,625
                                                         ------------
                                                            1,254,625
INDUSTRIAL MACHINERY - 0.21%
Case New Holland, Inc.
  9.25% due 08/01/2011                          75,000         79,875
Dresser Rand Group, Inc.
  7.375% due 11/01/2014                        150,000        150,000
Flowserve Corp.
  12.25% due 08/15/2010                        775,000        842,812
NMHG Holding Company
  10.00% due 05/15/2009                      1,000,000      1,077,500
                                                         ------------
                                                            2,150,187
INTERNATIONAL OIL - 0.17%
Petronas Capital, Ltd.
  7.00% due 05/22/2012                       1,050,000      1,156,988
Vintage Petroleum, Inc.
  7.875% due 05/15/2011 (a)                    575,000        609,500
                                                         ------------
                                                            1,766,488
LEISURE TIME - 0.90%
AMF Bowling Worldwide, Inc.
  10.00% due 03/01/2010                        650,000        656,500
Choctaw Resort Development Enterprise
  7.25% due 11/15/2019                         675,000        668,250
Cinemark, Inc.
  zero coupon, Step up to 9.75% on
    03/15/2009 due 03/15/2014                  925,000        656,750
Equinox Holdings, Inc.
  9.00% due 12/15/2009 (a)                     575,000        603,750
Herbst Gaming, Inc.
  8.125% due 06/01/2012                        625,000        650,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------   -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Las Vegas Sands Corp.
  6.375% due 02/15/2015                   $    600,000   $   569,250
Leslie's Poolmart, Inc.
  7.75% due 02/01/2013                         375,000       378,750
Loews Cineplex Entertainment Corp.
  9.00% due 08/01/2014                          50,000        49,750
MGM Mirage, Inc.
  6.75% due 09/01/2012                       1,200,000     1,209,000
  8.375% due 02/01/2011 (a)                     50,000        54,000
Mohegan Tribal Gaming Authority
  6.875% due 02/15/2015                        400,000       396,000
  7.125% due 08/15/2014                        375,000       375,937
Penn National Gaming, Inc.
  6.75% due 03/01/2015                         375,000       369,375
Pinnacle Entertainment, Inc.
  8.25% due 03/15/2012                       1,000,000     1,000,000
Station Casinos, Inc.
  6.50% due 02/01/2014 (a)                   1,025,000     1,017,313
  6.875% due 03/01/2016                        425,000       425,531
                                                         -----------
                                                           9,080,156
MANUFACTURING - 0.21%
Blount, Inc.
  8.875% due 08/01/2012                        375,000       395,625
KI Holdings, Inc.
  zero coupon, Step up to 9.875% on
    11/15/2009 due 11/15/2014                1,125,000       691,875
Park-Ohio Industries, Inc.
  8.375% due 11/15/2014                        425,000       410,125
Trinity Industries, Inc.
  6.50% due 03/15/2014                         625,000       603,125
                                                         -----------
                                                           2,100,750
MEDICAL-HOSPITALS - 0.50%
Community Health Systems, Inc.
  6.50% due 12/15/2012                         725,000       706,875
Genesis Healthcare Corp.
  8.00% due 10/15/2013                         425,000       463,250
HCA, Inc.
  6.375% due 01/15/2015                      1,450,000     1,439,331
IASIS Healthcare LLC
  8.75% due 06/15/2014                         850,000       886,125
Tenet Healthcare Corp.
  6.50% due 06/01/2012                         525,000       483,000
  6.875% due 11/15/2031                        325,000       260,000
  7.375% due 02/01/2013 (a)                    350,000       329,875
  9.875% due 07/01/2014                        125,000       130,000
Vicar Operating, Inc.
  9.875% due 12/01/2009                        375,000       405,937
                                                         -----------
                                                           5,104,393
METAL & METAL PRODUCTS - 0.14%
Mueller Group, Inc.
  10.00% due 05/01/2012                        500,000       540,000
Mueller Holdings, Inc.
  zero coupon, Step up to 14.75% on
    04/15/2009 due 04/15/2014                  125,000        86,250
Novelis, Inc.
  7.25% due 02/15/2015                         775,000       759,500
                                                         -----------
                                                           1,385,750
MINING -0.05%
Compass Minerals Group, Inc.
  10.00% due 08/15/2011                        500,000       543,750

OFFICE FURNISHINGS & SUPPLIES - 0.11%
Interace, Inc.
  7.30% due 04/01/2008                         375,000       365,625
Interface, Inc.
  9.50% due 02/01/2014 (a)                     250,000       263,125
Tempur-Pedic/Tempur Products
  10.25% due 08/15/2010                        423,000       474,818
                                                         -----------
                                                           1,103,568
PAPER - 0.84%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010 (a)                     125,000       126,875
  8.85% due 08/01/2030                         450,000       421,875
Appleton Papers, Inc.
  8.125% due 06/15/2011                         25,000        25,812
Appleton Papers, Inc., Series B
  9.75% due 06/15/2014                         575,000       600,875
Bowater Canada Finance Corp.
  7.95% due 11/15/2011                         450,000       466,875
Bowater, Inc.
  6.50% due 06/15/2013 (a)                     275,000       261,937
Buckeye Technologies, Inc.
  8.00% due 10/15/2010 (a)                     500,000       495,000
  9.25% due 09/15/2008 (a)                     250,000       248,750
Domtar, Inc.
  5.375% due 12/01/2013                      3,085,000     2,907,147
Newark Group, Inc.
  9.75% due 03/15/2014                         575,000       583,625
Norske Skog Canada, Ltd.
  8.625% due 06/15/2011                        675,000       698,625
Smurfit Capital Funding PLC
  7.50% due 11/20/2025                         500,000       480,000
Smurfit-Stone Container
  8.25% due 10/01/2012                       1,125,000     1,155,938
                                                         -----------
                                                           8,473,334
PETROLEUM SERVICES - 0.08%
Hanover Compressor Company
  11. 00% due 03/3 1/2007                      575,000       506,000
Hanover Equipment Trust
  8.75% due 09/01/20 11 (a)                    275,000       290,125
                                                         -----------
                                                             796,125
PHARMACEUTICALS - 0.32%
Athena Neurosciences, Inc.
  7.25% due 02/21/2008 (a)                      75,000        62,812
Wyeth
  5.50% due 03/15/2013                       3,100,000     3,151,209
                                                         -----------
                                                           3,214,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------   -----------
CORPORATE BONDS (CONTINUED)

PLASTICS - 0.10%
Applied Extrusion Technologies, Inc.
  10.75% due 07/01/2011+ (a)              $    325,000   $   179,156
Berry Plastics Corp.
  10.75% due 07/15/2012                        775,000       873,813
                                                         -----------
                                                           1,052,969
POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
  9.25% due 06/01/2008 +                     1,000,000         4,000

PUBLISHING -0.33%
Cadmus Communications Corp.
  8.375% due 06/15/2014                        650,000       679,250
CBD Media Holdings LLC/CBD Holdings
Finance, Inc.
  9.25% due 07/15/2012 (a)                     650,000       663,000
Dex Media East LLC
  12.125% due 11/15/2012                       325,000       385,125
Dex Media West LLC
  8.50% due 08/15/2010                         375,000       400,312
  9.875% due 08/15/2013                        220,000       245,300
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)              500,000       380,000
Houghton Mifflin Company
  zero coupon, Step up to 11.50% on
    10/15/2008 due 10/15/2013 (a)              375,000       260,625
Mail-Well I Corp.
  9.625% due 03/15/2012                        300,000       319,500
                                                         -----------
                                                           3,333,112
RAILROADS & EQUIPMENT - 0.07%
Union Pacific Corp.
  5.404% due 07/02/2025                        672,395       673,672

REAL ESTATE - 0.79%
Boston Properties, Ltd., REIT
  6.25% due 01/15/2013                       2,150,000     2,299,756
Felcor Lodging LP, REIT
  9.00% due 06/01/2011                         550,000       591,250
Host Marriott LP, REIT
  6.375% due 03/15/2015                         75,000        71,625
  7.125% due 11/01/2013                      1,275,000     1,265,438
iStar Financial, Inc.
  5.15% due 03/01/2012                       3,175,000     3,071,517
Meristar Hospitality Corp., REIT
  9.125% due 01/15/2011 (a)                    375,000       391,875
Meristar Hospitality Operating
Partnership LP, REIT
  10.50% due 06/15/2009                        325,000       347,750
                                                         -----------
                                                           8,039,211
RETAIL GROCERY - 0.31%
Safeway, Inc.
  7.25% due 02/01/2031 (a)                   2,845,000     3,094,856

RETAIL TRADE - 0.56%
Finlay Fine Jewelry Corp.
  8.375% due 06/01/2012 (a)                    475,000       448,875
FTD, Inc.
   7.75% due 02/15/2014                        600,000       615,000
Home Interiors & Gifts, Inc.
  10.125% due 06/01/2008 (a)                   950,000       783,750
Limited Brands, Inc.
  6.95% due 03/01/2033 (a)                   2,750,000     2,828,999
PETCO Animal Supplies, Inc.
  10.75% due 11/01/2011                        450,000       504,000
Rite Aid Corp.
  11.25% due 07/01/2008                        425,000       452,625
                                                         -----------
                                                           5,633,249
SANITARY SERVICES - 0.16%
Allied Waste North America, Inc.
  7.25% due 03/15/2015                         200,000       190,000
  8.50% due 12/01/2008                         325,000       333,125
Allied Waste North America, Inc.,
Series B
  7.375% due 04/15/2014 (a)                    625,000       565,625
Allied Waste North America, Inc.,
Series B
  9.25% due 09/01/2012                         500,000       535,000
                                                         -----------
                                                           1,623,750
SEMICONDUCTORS - 0.06%
Amkor Technology, Inc.
  7.75% due 05/15/2013 (a)                     125,000       105,000
  9.25% due 02/15/2008 (a)                     150,000       143,250
  10.50% due 05/01/2009 (a)                    450,000       402,750
                                                         -----------
                                                             651,000
STEEL - 0.06%
AK Steel Corp.
  7.875% due 02/15/2009 (a)                    300,000       294,000
Ispat Inland ULC
  9.75% due 04/01/2014                         276,000       322,920
                                                         -----------
                                                             616,920
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.34%
Insight Midwest LP/ Insight Capital,
Inc.
  10.50% due 11/01/2010                        585,000       625,950
Insight Midwest LP/ Insight Capital,
Inc.
  9.75% due 10/01/2009 (a)                      50,000        52,250
Intelsat Ltd.
  7.793% due 01/15/2012                        275,000       279,125
Lucent Technologies, Inc.
  6.45% due 03/15/2029 (a)                   1,525,000     1,315,313
Panamsat Corp.
  9.00% due 08/15/2014                         300,000       316,500
SBA Communications Corp.
  8.50% due 12/01/2012                         175,000       181,125
Spectrasite, Inc.
  8.25% due 05/15/2010                         400,000       417,000
Zeus Special Subsidiary, Ltd.
  zero coupon, Step up to 9.25% on
    02/01/2010 due 02/01/2015                  450,000       284,625
                                                         -----------
                                                           3,471,888

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                 ------------   ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE - 1.67%
MCI, Inc.
  8.735% due 05/01/2014 (a)                      $  1,025,000   $  1,127,500

Qwest Corp.
  9.125% due 03/15/2012                               300,000        326,250
Qwest Services Corp.
  13.50% due 12/15/2010                             1,825,000      2,112,437
Sprint Capital Corp.
  8.375% due 03/15/2012                             2,500,000      2,921,745
Telecom Italia Capital SA
  4.00% due 01/15/2010                              2,300,000      2,198,844
Telefonica Europe BV
  7.35% due 09/15/2005                              3,650,000      3,712,430
Verizon Florida, Inc., Series F
  6.125% due 01/15/2013                             4,345,000      4,515,650
                                                                ------------
                                                                  16,914,856
TRANSPORTATION - 0.19%
Horizon Lines LLC
  9.00% due 11/01/2012                                300,000        319,500
Union Pacific Corp.
  3.625% due 06/01/2010                             1,675,000      1,578,882
                                                                ------------
                                                                   1,898,382
TRUCKING & FREIGHT - 0.06%
Terex Corp.
  10.375% due 04/01/2011                              575,000        625,313
                                                                ------------
TOTAL CORPORATE BONDS
(Cost $261,737,382)                                             $263,921,255
                                                                ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.48%
Commercial Mortgage Asset Trust,
  Series 1999-C1, Class C
  7.35% due 08/17/2013                              1,325,000      1,528,287
Commercial Mortgage Pass-Through
 Certificates, Series 2001-J2A, Class A1
  5.447% due 07/16/2034                             1,633,541      1,675,643
Commercial Mortgage Pass-Through
 Certificates, Series 2003-FL9, Class E
  3.59% due 11/15/2015 (b)                          1,118,437      1,115,831
Federal Home Loan Mortgage Corp.,
Series 1106, Class K
  7.595% IO due 07/15/2006                             10,784            168
First Union National Bank Commercial
 Mortgage, Series 2000-C1, IO
  0.534% due 05/17/2032 (b)                        64,612,938      1,825,315
GMAC Commercial Mortgage Security,
 Inc.,Series 2002-FL1A, Class D
  4.02% due 01/11/2014 (b)                          1,006,421        961,232
Green Tree Financial Corp.,
  Series 1997-6, Class A8
  7.07% due 09/15/2007                              4,178,820      4,356,127
Merit Securities Corp., Series 11PA,
  Class B2
  4.17% due 09/28/2032 (b)                          3,525,000      3,487,307
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (Cost $14,828,807)                                 $ 14,949,910
                                                                ------------

ASSET BACKED SECURITIES - 3.85%
Airplane Pass Through Trust, Series
1, Class D
  10.875% due 03/15/2019 +                          1,481,550          7,408
Ameriquest Mortgage Securities, Inc.,
  Series 2004-R11, Class M5
  3.85% due 11/25/2034 (b)                          1,420,000      1,447,522
Amortizing Residential Collateral Trust,
  Series 2002-BC6, Class M2
  3.85% due 08/25/2032 (b)***                       2,700,000      2,725,771
Argent NIM Trust, Series 2004-WN8,
Class A
  4.70% due 05/25/2009                              1,250,795      1,245,883
Asset Backed Securities Corp.,
  Series 2003-HE2, Class M2
  4.71% due 04/15/2033 (b)                          2,000,000      2,029,706
Bayview Financial Acquisition Trust,
  Series 2001-CA, Class M3
  3.90% due 08/25/2036 (b)                          3,000,000      3,012,187
Bear Stearns Asset Backed Securities
NIM,
  Series 2003-HE1N, Class N1
  6.50% due 01/25/2034                                344,904        345,297
Bear Stearns Asset Backed Securities NIM,
  Series 2004-FR1N, Class A1
  5.00% due 08/25/2034                                663,259        659,072
Bear Stearns Asset Backed Securities NIM,
  Series 2004-HE6N, Class A1
  5.25% due 08/25/2034                                949,747        945,337
Countrywide Asset-Backed Certificates,
  Series 2004-5, Class M4
  3.90% due 06/25/2034 (b)                          1,900,000      1,932,205
Countrywide Asset-Backed Certificates,
  Series 2004-5N, Class N1
  5.50% due 10/25/2035                                972,541        969,375
First Consumer Master Trust,
  Series 2001 - A, Class A
  3.12% due 09/15/2008 (b)                          1,820,249      1,806,597
Independence II CDO, Ltd., Series 2A,
Class C
  5.27% IO due 08/07/2036 (b)                         885,005          8,850
Merrill Lynch Mortgage Investors, Inc.
  5.00% due 09/25/2035                              6,160,690      6,112,906
Metris Master Trust, Series 2001-2,
Class B
  3.679% due 11/20/2009 (b)                         2,305,000      2,311,671
Mid State Trust, Series 6, Class A1
  7.34% due 07/01/2035                              3,810,693      4,027,459
Novastar Home Equity Loan,
  Series 2003-4, Class M2
  4.275% due 02/25/2034 (b)                           650,000        669,861
Novastar Home Equity Loan,
  Series 2004-1, Class M4
  3.625% due 02/25/2034 (b)                         1,430,000      1,434,646
Residential Asset Securities Corp.,
  Series 2002-KS2, Class MII2
  3.75% due 04/25/2032 (b)                          1,500,000      1,508,992
SAIL Net Interest Margin Notes
  4.75% due 01/27/2035                                871,669        871,941
  7.50% due 01/27/2035                                506,163        486,075
SAIL Net Interest Margin Notes,
  Series 2003-13A, Class A
  6.75% due 11/27/2033                                153,553        152,747

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT          VALUE
                                          ------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
SAIL Net Interest Margin Notes,
 Series 2004-2A, Class A
  5.50% due 03/27/2034                    $  1,018,291   $    1,021,827
SAIL Net Interest Margin Notes,
 Series 2004-4A, Class A
  5.00% due 04/27/2034                         868,928          869,973
SAIL Net Interest Margin Notes,
 Series 2004-BN2A, Class A
  5.00% due 12/27/2034                       2,340,358        2,341,089
Varick Structured Asset Fund, Ltd.,
 Series 1A, Class Bl
  2.511% due 11/01/2035 + (b)***             2,000,000              600
                                                         --------------
TOTAL ASSET BACKED SECURITIES
(Cost $41,622,292)                                       $   38,944,997
                                                         --------------
SHORT TERM INVESTMENTS - 28.84%
DaimlerChrysler AG
  2.91% due 04/13/2005 ***                $ 12,900,000   $   12,887,487
Four Winds Funding Corp.
  2.83% due 04/13/2005 ***                  12,900,000       12,887,831
Liberty Street Funding Corp.
  2.72% due 04/12/2005 ***                  24,758,000       24,737,423
Market Street Funding Corp. Yrs 3&4
  2.75% due 04/13/2005 ***                  18,372,000       18,355,159
Mica Funding LLC
  2.75% due 04/12/2005 ***                  24,975,000       24,954,014
Paradigm Funding, LLC
  2.73% due 04/13/2005                      24,750,000       24,727,478
Sheffield Receivables
  2.72% due 04/13/2005 ***                  13,286,000       13,273,954
State Street Navigator Securities
Lending
 Prime Portfolio (c)                       122,849,279      122,849,279
Surrey Funding Corp.
  2.73% due 04/12/2005 ***                  17,000,000       16,985,819
Victory Receivable Corp.
  2.74% due 04/13/2005 ***                  20,000,000       19,981,733
                                                         --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $291,640,177)                                      $  291,640,177
                                                         --------------
REPURCHASE AGREEMENTS - 19.80%
Repurchase Agreement with Bear
Stearns
 dated 03/31/2005 at 1 .25% to be
 repurchased at $200,273,955 on
 04/01/2005, collateralized by
 $11,430,000 Federal Home Loan Bank,
 4.125% due 02/15/2008 (valued at
 $11,394,567, including interest)
 and
 $150,000,000 Tennessee Valley
 Authority,
 7.125% due 05/01/2003 (valued at
 $192,885,000, including interest)
 (c)***                                   $200,267,000   $  200,267,000
                                                         --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $200,267,000)                                      $  200,267,000
                                                         --------------

TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
 (COST $1,394,946,227) - 138.36%                         $1,399,099,246
LIABILITIES IN EXCESS OF OTHER ASSETS -
(38.36)%                                                   (387,877,959)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $1,011,221,287
                                                         ==============

STRATEGIC INCOME TRUST

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                           --------------   -----------
COMMON STOCKS - 0.42%

MINING -0.42%
Newmont Mining Corp.                                1,500   $    63,375
Pan American Silver Corp. * (a)                     2,100        33,296
                                                            -----------
                                                                 96,671
                                                            -----------
TOTAL COMMON STOCKS (Cost $81,760)                          $    96,671
                                                            -----------
U.S. TREASURY OBLIGATIONS - 6.07% %

U.S. TREASURY BONDS - 3.88%
  8.125% due 08/15/2019                    $      350,000       470,873
  10.75% due 08/15/2005                           400,000       411,625
                                                            -----------
                                                                882,498
U.S. TREASURY NOTES - 2.19%
  6.125% due 08/15/2007                           475,000       499,362
                                                            -----------
TOTAL U.S. TREASURY OBLIGATION
(Cost $1,405,617)                                           $ 1,381,860
                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 - 9.28%
FEDERAL HOME LOAN BANK - 4.68%
 3.20% due 11/29/2006                             375,000       370,671
 4.00% due 03/10/2008                             700,000       694,062
                                                            -----------
                                                              1,064,733
FEDERAL HOME LOAN MORTGAGE CORP. - 3.25%
  3.35% due 11/09/2007                            500,000       490,737
  3.80% due 06/28/2007                            250,000       248,723
                                                            -----------
                                                                739,460
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.35%
  3.25% due 06/28/2006                            310,000       307,528
                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS (Cost $2,136,798)                            $ 2,111,721
                                                            -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 43.42%

AUSTRALIA - 3.47%
Commonwealth of Australia
  7.50% due 09/15/2009                     AUD    955,000       790,417

BRAZIL -2.35%
Federative Republic of Brazil
  4.75% due 04/10/2007                     JPY 33,000,000       313,581
  8.00% due 04/15/2014 (b)                 $      222,826       220,598
                                                            -----------
                                                                534,179
CANADA -14.01%
Government of Canada
  5.50% due 06/01/2009                     CAD    670,000       591,654
  5.50% due 06/01/2010                            425,000       377,425
  5.75% due 06/01/2029                            485,000       457,984
  6.00% due 06/01/2008                            425,000       377,281
  6.00% due 06/01/2011                            475,000       433,946

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
                                        --------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

CANADA (CONTINUED)
Government of Canada (continued)
  7.00% due 12/01/2006                  CAD    600,000   $   526,709
Province of Ontario
  5.00% due 03/08/2014                         250,000       212,530
  5.90% due 03/08/2006                         250,000       212,198
                                                         -----------
                                                           3,189,727
COLOMBIA -1.40%
Republic of Colombia
  11.50% due 05/31/2011                 EUR     70,000       110,152
  11.75% due 02/25/2020 (a)             $      175,000       208,250
                                                         -----------
                                                             318,402
GERMANY - 1.57%
Federal Republic of Germany
  5.00% due 07/04/2012                  EUR    250,000       358,083

IRELAND - 2.26%
Republic of Ireland
  4.60% due 04/18/2016                         125,000       175,531
  5.00% due 04/18/2013                         235,000       337,964
                                                         -----------
                                                             513,495
ITALY - 3.08%
Republic of Italy
  4.75% due 02/01/2013                         175,000       246,476
  6.00% due 05/01/2031                         170,000       280,478
  6.75% due 02/01/2007                         125,000       174,330
                                                         -----------
                                                             701,284
JAPAN - 0.41%
Government of Japan
  0.10% due 10/20/2005                  JPY 10,000,000        93,303

MEXICO - 2.26%
Government of Mexico
  6.375% due 01/16/2013                 $      200,000       207,500
  8.375% due 01/14/2011                        270,000       307,260
                                                         -----------
                                                             514,760
NEW ZEALAND - 0.78%
Government of New Zealand, Series
206
  6.50% due 02/15/2006                  NZD    250,000       178,105

NORWAY - 4.61%
Kingdom of Norway
  5.00% due 05/15/2015                  NOK  3,000,000       508,682
  6.75% due 01/15/2007                       3,200,000       540,216
                                                         -----------
                                                           1,048,898
PANAMA - 0.87%
Republic of Panama
  7.25% due 03/15/2015 (a)              $      200,000       198,500

PERU - 0.24%
Republic of Peru
  9.125% due 01/15/2008 (a)(b)                  50,000        54,500

PHILIPPINES - 1.18%
Republic of Philippines
  3.20% due 08/02/2005                  JPY  5,000,000        46,673
  9.125% due 02/22/2010                 EUR    155,000   $   220,855
                                                         -----------
                                                             267,528
SPAIN - 3.10%
Government of Spain
  4.20% due 07/30/2013                         150,000       204,118
  5.00% due 07/30/2012                         350,000       500,961
                                                         -----------
                                                             705,079
VENEZUELA - 1.83%
Republic of Venezuela
  8.50% due 10/08/2014                  $       50,000        49,250
  11.00% due 03/05/2008                 EUR    250,000       367,953
                                                         -----------
                                                             417,203
                                                         -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,262,255)                                        $ 9,883,463
                                                         -----------
CORPORATE BONDS - 12.22%

BANKING - 0.54%
LANDWIRTSCH. RENTENBANK, Series EMTN
  0.65% due 09/30/2008                  JPY 13,000,000       122,609
BROADCASTING - 0.87%
Allbritton Communications Company
  7.75% due 12/15/2012                  $      100,000        98,500
CCO Holdings, LLC
  8.75% due 11/15/2013                         100,000       100,000
                                                         -----------
                                                             198,500
CABLE AND TELEVISION - 1.84%
Cablevision Systems Corp.
  8.00% due 04/15/2012 (a)                     100,000       102,750
Rogers Cable, Inc.
  7.25% due 12/15/2011                  CAD    250,000       214,343
Sinclair Broadcast Group, Inc.
  8.00% due 03/15/2012                  $      100,000       102,000
                                                         -----------
                                                             419,093
CELLULAR COMMUNICATIONS - 0.47%
Nextel Communications, Inc.
  7.375% due 08/01/2015                        100,000       105,625

CONTAINERS & GLASS - 0.92%
Owens Brockway Glass Container
  8.25% due 05/15/2013                         100,000       105,750
Stone Container Corp.
  8.375% due 07/01/2012                        100,000       103,250
                                                         -----------
                                                             209,000
FINANCIAL SERVICES - 2.56%
General Electric Capital Corp.
  6.625% due 02/04/2010                 NZD    500,000       350,877
Pemex Project Funding Master Trust
  9.125% due 10/13/2010                 $      200,000       231,000
                                                         -----------
                                                             581,877

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                             ------------   -----------
CORPORATE BONDS (CONTINUED)

INDUSTRIAL MACHINERY - 0.45% Manitowoc,
  Inc.
  7.125% due 11/01/2013 (a)                  $    100,000   $   103,000
LEISURE TIME - 3.05%
Mohegan Tribal Gaming Authority
  6.375% due 07/15/2009                           100,000        99,250
  7.125% due 08/15/2014                           300,000       300,750
Penn National Gaming, Inc.
  6.75% due 03/01/2015                            100,000        98,500
Seneca Gaming Corp.
  7.25% due 05/01/2012                            100,000        99,500
Waterford Gaming, LLC
  8.625% due 09/15/2012                            92,000        96,600
                                                            -----------
                                                                694,600
METAL & METAL PRODUCTS - 1.08%
Novelis, Inc.
  7.25% due 02/15/2015                            250,000       245,000

POLLUTION CONTROL - 0.44%
Waste Services, Inc.
  9.50% due 04/15/2014 (a)                        100,000       101,000
                                                            -----------
TOTAL CORPORATE BONDS (Cost $2,791,738)                     $ 2,780,304
                                                            -----------
SHORT TERM INVESTMENTS - 30.37%
Federal Home Loan Bank
  0.00% due 04/01/2005                       $  6,100,000   $ 6,100,000
State Street Navigator Securities
 Lending
 Prime Portfolio (c)                              811,225       811,225
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
(COST $6,911,225)                                           $ 6,911,225
                                                            -----------
TOTAL INVESTMENTS (STRATEGIC INCOME
TRUST)
 (COST $22,589,394) - 101.78%                               $23,165,244
LIABILITIES IN EXCESS OF OTHER ASSETS -
(1.78)%                                                        (405,693)
                                                            -----------
TOTAL NET ASSETS - 100.00%                                  $22,759,551
                                                            ===========

GLOBAL BOND TRUST

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT          VALUE
                                           --------------   -----------
PREFERRED STOCKS - 0.44%

UNITED STATES - 0.44%
DG Funding Trust *                                    236   $ 2,545,850
Federal National Mortgage
Association * ***                                  22,474     1,243,093
                                                            -----------
                                                              3,788,943
                                                            -----------
TOTAL PREFERRED STOCKS (Cost $3,625,300)                    $ 3,788,943
                                                            -----------
U.S. TREASURY OBLIGATIONS - 8.20%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 3.11%
  1.625% due 01/15/2015 ***                $    6,291,054     6,198,160
  2.00% due 01/15/2014 to 07/15/2014 ***        5,583,905     5,705,748
  3.00% due 07/15/2012 ***                      9,332,224    10,270,943

  3.50% due 01/15/2011***                       4,053,498     4,528,150
                                                            -----------
                                                             26,703,001
U.S. TREASURY BONDS - 3.78%
  7.50% due 11/15/2016***                       6,150,000     7,710,563
  7.875% due 02/15/2021 ***                     4,100,000     5,475,103
  8.125% due 08/15/2019 ***                     6,400,000     8,610,253
  8.875% due 02/15/2019 ***                     7,500,000    10,614,840
                                                            -----------
                                                             32,410,759
U.S. TREASURY NOTES - 0.40%
  4.875% due 02/15/2012                         2,600,000     2,684,804
  5.00% due 08/15/2011***                         700,000       727,234
                                                            -----------
                                                              3,412,038
U.S. TREASURY STRIPS - 0.91%
 zero coupon PO due 05/15/2017 to
    02/15/2019                                 14,800,000     7,756,819
                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $68,438,710)                                          $70,282,617
                                                            -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 1.07%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.00%
  5.50% due 07/15/2031***                          29,594        29,697

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.48%
  3.20% due 03/25/2044 (b)***                   2,093,734     2,095,691
  3.25% due 09/25/2032 (b)***                     151,139       151,623
  5.00% due 12/01/2034 ***                      1,869,852     1,898,412
                                                            -----------
                                                              4,145,726
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.12%
  3.25% due 01/20/2030 (b)***                     156,810       158,467
  3.375% due 02/20/2024 to
    06/20/2030 (b)***                             566,167       574,761
  4. 125% due 11/20/2023 to
    10/20/2026 (b)***                             250,388       255,152
                                                            -----------
                                                                988,380
SMALL BUSINESS ADMINISTRATION - 0.28%
  4.12% due 03/10/2014***                       1,591,069     1,521,093
  6.64% due 02/10/2011 ***                        475,286       498,611
  7.22% due 11/01/2020***                         343,623       372,207
                                                            -----------
                                                              2,391,911
TENNESSE VALLEY AUTHORITY - 0.19%
4.875% due 12/15/2016 ***                       1,600,000     1,656,038
                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $9,201,352)                                             9,211,752
                                                            -----------
FOREIGN GOVERNMENT OBLIGATIONS - 42.00%

AUSTRALIA - 0.09%
Australian Commonwealth
  4.00% due 08/20/2010                     AUD    700,000   $   781,073

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT           VALUE
                                      ----------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

AUSTRIA - 0.69%
Republic of Austria
  5.25% due 01/04/2011 ***            EUR    2,900,000   $ 4,162,361
  5.50% due 01/15/2010 ***                   1,200,000     1,723,339
                                                         -----------
                                                           5,885,700
BELGIUM - 0.15%
Kingdom of Belgium
  6.25% due 03/28/2007 ***                     100,000       138,951
  7.50% due 07/29/2008 ***                     800,000     1,191,078
                                                         -----------
                                                           1,330,029
BRAZIL -0.83%
Federal Republic of Brazil
  3.062% due 04/15/2006 (b)***          $       98,880        98,761
  8.25% due 01/20/2034 ***                   4,700,000     4,173,600
  10.50% due 07/14/2014 ***                  1,200,000     1,320,000
  11.25% due 07/26/2007***                     100,000       111,600
Federal Republic of Brazil, Series
  15YR
  3.125% due 04/15/2009 (b)***               1,195,476     1,165,589
Federal Republic of Brazil, Series
  18YR
  3.125% due 04/15/2012 (b)***                 264,708       248,508
                                                         -----------
                                                           7,118,058
CANADA - 0.02%
Government of Canada
  6.00% due 06/01/2011 ***            CAD      200,000       182,714

FRANCE - 4.33%
Republic of France
  3.00% due 07/12/2008 ***            EUR    4,000,000     5,225,086
  4.00% due 04/25/2055 ***                     200,000       251,881
  4.00% due 04/25/2009 ***                     140,000       188,995
  4.50% due 07/12/2006 ***                   5,200,000     6,920,373
  4.75% due 04/25/2035 ***                     500,000       716,835
  5.00% due 01/12/2006 ***                   1,300,000     1,720,425
  5.50% due 04/25/2010 ***                   5,190,000     7,491,502
  5.75% due 10/25/2032 ***                   8,900,000    14,612,414
                                                         -----------
                                                          37,127,511
GERMANY -22.22%
Federal Republic of Germany
  3.50% due 10/09/2009                       1,800,000     2,385,353
  3.75% due 07/04/2013 ***                  17,000,000    22,480,477
  4.25% due 01/04/2014 ***                  12,300,000    16,806,901
  4.50% due 07/04/2009 ***                   7,710,000    10,611,342
  4.50% due 01/04/2013 ***                   1,040,000     1,447,647
  4.75% due 07/04/2034 ***                   3,600,000     5,168,385
  5.00% due 01/04/2012 ***                   5,900,000     8,436,676
  5.00% due 07/04/2012 ***                   3,900,000     5,586,101
  5.25% due 01/04/2011 ***                  11,600,000    16,689,094
  5.25% due 07/04/2010 ***                  16,500,000    23,615,255
  5.375% due 01/04/2010 ***                  1,500,000     2,145,258
  5.625% due 01/04/2028 ***                 12,300,000    19,588,169
  6.25% due 01/04/2024 ***                   5,900,000     9,910,239
  6.25% due 01/04/2030 ***                   5,600,000     9,633,500
  6.50% due 07/04/2027 ***                  20,560,000    36,054,831
                                                         -----------
                                                         190,559,228

ITALY -0.28%
Republic of Italy
  4.25% due 11/01/2009                EUR      140,000   $   191,266
  5.50% due 11/01/2010                         560,000       811,799
  7.75% due 11/01/2006                       1,000,000     1,403,104
                                                         -----------
                                                           2,406,169
JAPAN - 3.38%
Government of Japan
  0.70% due 09/20/2008 ***            JPY  130,000,000     1,228,657
  1.40% due 09/20/2011 ***                 950,000,000     9,211,655
  1.60% due 09/20/2013 ***               1,350,000,000    13,079,344
  2.30% due 05/20/2030 ***                 382,300,000     3,652,838
  2.40% due 06/20/2024 ***                 178,000,000     1,791,584
                                                         -----------
                                                          28,964,078
MEXICO - 0.21%
Government of Mexico
  5.875% due 01/15/2014 ***             $    1,500,000     1,488,750
  6.75% due 06/06/2006 ***            JPY   28,000,000       280,875
                                                         -----------
                                                           1,769,625
NETHERLANDS - 0.02%
Kingdom of Netherlands
  5.00% due 07/15/2011***             EUR      100,000       142,328

PANAMA - 0.10%
Republic of Panama
  7.25% due 03/15/2015 ***              $      900,000       893,250

PERU - 0.11%
Republic of Peru
  9.125% due 01/15/2008 (b)***                 900,000       981,000

RUSSIA - 0.42%
Russian Federation
  8.75% due 07/24/2005 ***                   2,100,000     2,131,710
  10.00% due 06/26/2007 ***                  1,300,000     1,429,740
                                                         -----------
                                                           3,561,450
SOUTH AFRICA - 0.10%
Republic of South Africa
  6.50% due 06/02/2014 ***                     600,000       630,000
  8.375% due 10/17/2006                        210,000       221,288
                                                         -----------
                                                             851,288
SPAIN - 1.09%
Kingdom of Spain
  4.20% due 01/31/2037 ***            EUR    1,000,000     1,310,216
  5.15% due 07/30/2009 ***                   2,910,000     4,105,511
  5.75% due 07/30/2032 ***                   2,300,000     3,925,598
                                                         -----------
                                                           9,341,325
UNITED KINGDOM - 7.96%
United Kingdom Treasury
  4.00% due 03/07/2009 ***            GBP    4,470,000     8,237,364
  4.75% due 09/07/2015                       4,500,000     8,539,055
  5.00% due 03/07/2012 ***                   3,100,000     5,963,239
  5.00% due 03/07/2008                      12,600,000    24,014,005
  5.00% due 09/07/2014 ***                   7,500,000    14,496,592
  7.25% due 12/07/2007 ***                     550,000     1,105,773

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT          VALUE
                                         ---------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

UNITED KINGDOM (CONTINUED)
United Kingdom Treasury (continued)
  8.00% due 09/27/2013 ***               GBP   2,540,000   $  5,894,053
                                                           ------------
                                                             68,250,081
                                                           ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $339,368,224)                                        $360,144,907
                                                           ------------
CORPORATE BONDS - 6.18%

 AUSTRALIA - 0.57%
 Queensland Treasury Corp.
  6.50% due 06/14/2005 ***               AUD   6,300,000      4,874,896
CAYMAN ISLANDS - 0.73%
ASIF II Jersey, Ltd.
  2.72% due 06/15/2007 ***               CAD   3,200,000      2,643,907
Mizuho Finance, Ltd.
  1.521% due 12/31/2049 ***              JPY 200,000,000      1,922,033
Pylon, Ltd., Class B Catastrophe Bond
  6.035% due 12/22/2008 (b)              EUR     600,000        807,071
Residential Reinsurance Ltd.,
  Series 2002
  7.81% due 12/01/2005 (b)               $       300,000        301,650
Vita Capital, Ltd., 2003-1
  3.91% due 01/01/2007 (b)                       600,000        600,960
                                                           ------------
                                                              6,275,621
DENMARK - 0.03%
Nykredit
  6.00% due 10/01/2029 ***               DKK   1,318,539        238,451
Unikredit Realred
  6.00% due 07/01/2029 ***                       254,570         46,038
                                                           ------------
                                                                284,489
FRANCE - 0.08%
Axa, SA
  3.75% due 01/01/2017 ***               EUR     231,700        661,005
GERMANY - 0.08%
Landesbank Baden Wurttemberg
  5.50% due 04/02/2007 ***                       200,000        273,916
Lbank Rheinland Pfalz Giro
  4.75% due 04/04/2008 ***                       330,000        451,702
                                                           ------------
                                                                725,618
ITALY - 0.33%
Findomestic
  2.44% due 12/20/2008 (b)***                  2,100,000      2,727,727
Italian Auto Transaction SPA, Series 1,
 Class A
  2.43% due 07/12/2008 (b)***                     74,683         97,117
                                                           ------------
                                                              2,824,844
NETHERLANDS - 0.23%
Delphinus
  2.42% due 04/25/2093 (b)***                  1,500,000      1,960,685

SPAIN - 0.43%
Banesto Banco de Emisiones
  2.205% due 10/04/2006 (b)***                 1,300,000      1,685,152
Caja Ahorro Monte Madrid
  2.136% due 05/30/2006 ***                    1,200,000      1,554,998
Hipotebansa V Hipotecaria, Series A
  2.28% due 01/18/2018 (b)***            EUR     365,823        474,354
                                                           ------------
                                                              3,714,504
SWEDEN - 0.11%
Swedbank ForeningsSparbanken
  3.58% due 12/11/2011 (b)               $       900,000        900,664

TUNISIE - 0.08%
Banque Centrale deTunisie
  7.375% due 04/25/2012 ***                      600,000        668,280
UNITED KINGDOM - 0.26%
ASIF III Jersey, Ltd.
  2.294% due 07/17/2006 (b)***           EUR     600,000        778,147
Lloyds TSB Bank PLC
  5.625% due 07/15/2049 (b)***                 1,020,000      1,444,271
                                                           ------------
                                                              2,222,418
UNITED STATES - 3.25%
DaimlerChrysler NA Holding Corp.
  3.20% due 03/07/2007 (b)***            $     2,400,000      2,400,293
DaimlerChryslerNA Holding Corp., MTN
  Series D
  3.45% due 09/10/2007 (b)***                  3,800,000      3,804,537
Ford Motor Credit Company
  3.75% due 11/16/2006 (b)***                    900,000        890,730
  4.00% due 03/21/2007 (b)***                  1,400,000      1,402,596
  6.875% due 02/01/2006 ***                    2,500,000      2,533,995
  7.60% due 08/01/2005 ***                       700,000        707,311
Fuji JGB Investment, LLC, Mizuho
  Non-Cum PFD-Series A
  9.87%, Step up to 10.807%
 on 06/30/2008
    due 06/30/2049 (b)***                        260,000        296,272
General Motors Acceptance Corp., MTN
  3.695% due 05/18/2006 (b)***                 4,800,000      4,714,560
Harrahs Operating, Inc.
  7.875% due 12/15/2005 ***                      100,000        102,000
J. P. Morgan & Company, Inc.,
 MTN Series A
  5.341% due 02/15/2012 (b)***                   360,000        389,268
KFW International Finance, Inc.
  5.75% due 01/15/2008 ***                     5,500,000      5,713,081
MetLife, Inc.
  3.911% due 05/15/2005 ***                      200,000        200,221
Mizuho Preferred Capital Company, LLC
  8.79% due 12/29/2049 (b)***                    100,000        111,085
Nextel Communications, Inc.
  5.25% due 01/15/2010 ***                       700,000        717,500
Pacific Gas & Electric Company
  3.26% due 04/03/2006 (b)***                    755,000        756,979
Park Place Entertainment Corp.
  7.875% due 12/15/2005 ***                      100,000        102,125
Tokai Preferred Capital Company, LLC
  9.98% due 12/29/2049 (b)***                    560,000        639,044
UFJ Finance Aruba AEC
  6.75% due 07/15/2013 ***                       120,000        129,193
Verizon Wireless Capital LLC
  2.93% due 05/23/2005 (b)***                  1,300,000      1,299,819

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT           VALUE
                                           ---------------   ------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Xerox Credit Corp.
  1.50% due 06/06/2005 ***                 JPY 100,000,000   $    931,010
                                                             ------------
                                                               27,841,619
                                                             ------------
TOTAL CORPORATE BONDS
(Cost $49,123,212)                                           $ 52,954,643
                                                             ------------
MUNICIPAL BONDS - 0.76%

CALIFORNIA - 0.32%
California Infrastructure &
 Economic Development Bank Revenue
  5.00% due 07/01/2036 ***                 $       535,000        551,184
Golden State Tobacco Securitization
Corp.,
 California, Series 2003-A-1
  6.25% due 06/01/2033 ***                       1,000,000      1,023,620
Long Beach California Community
 College District, Series A
  5.00% due 05/01/2028 ***                         100,000        103,353
Los Angeles California Wastewater
 Systems Revenue, Series A
  5.00% due 06/01/2027 ***                         200,000        206,898
  5.00% due 06/01/2032 ***                         600,000        618,210
Los Angeles County California
 Sanitation District
  5.00% due 10/01/2011 ***                         100,000        109,474
Metropolitan Water District
 Southern California Waterworks Revenue
  5.00% due 10/01/2036 ***                          45,000         46,317
Sacramento County California
 Public Finacing
 Authority Tax Allocation Revenue
  4.75% due 12/01/2033 ***                          55,000         55,035
                                                             ------------
                                                                2,714,091
CONNECTICUT - 0.01%
Connecticut State, Series C
  5.50% due 12/15/2013 ***                         100,000        112,203

GEORGIA - 0.04%
De Kalb County Georgia Water &
Sewage
 Revenue, Series A
  5.00% due 10/01/2035 ***                         300,000        308,352

ILLINOIS - 0.03%
Chicago Illinois Board of Education
  5.00% due 12/01/2031 ***                         100,000        101,923
Chicago Illinois Water Revenue
  5.00% due 11/01/2026 ***                         100,000        107,974
                                                             ------------
                                                                  209,897
KENTUCKY - 0.01%
Louisville & Jefferson Kentucky
 Sewer, Series A
  5.00% due 05/15/2036 ***                         100,000        102,737

LOUISIANA - 0.05%
State of Louisiana, Series A
  5.00% due 05/01/2014 ***                         360,000        390,413
  5.00% due 05/01/2014 ***                          40,000         43,044
                                                             ------------
                                                                  433,457

MARYLAND - 0.04%
Maryland State Health & Higher
Education, Series B
  5.00% due 07/01/2041 ***                         100,000        101,710
Washington Suburban San District
Maryland
  5.25% due 06/01/2010 ***                         200,000        218,556
                                                             ------------
                                                                  320,266
MICHIGAN - 0.01%
Michigan State Building Authority
 Revenue, Series 1
  5.25% due 10/15/2013 ***                         100,000        109,624

NEW JERSEY - 0.01%
New Jersey State Transportation Trust
 Fund Authority, Series C
  5.00% due 06/15/2010 ***                         100,000        106,753

NEW YORK - 0.20%
New York, New York City Transitional
 Financial Authority
  5.00% due 02/01/2028 ***                         285,000        295,066
  5.00% due 02/01/2033 ***                         265,000        272,608
  5.25% due 08/01/2011 ***                         400,000        437,820
Tobacco Settlement Financing Corp.
  5.25% due 06/01/2013 ***                         700,000        742,210
                                                             ------------
                                                                1,747,704
TEXAS - 0.03%
Harris County Texas
  5.00% due 08/01/2033 ***                         200,000        201,942
Lower Colorado River Authority
  5.00% due 05/15/2028 ***                          30,000         30,743
                                                             ------------
                                                                  232,685
WASHINGTON - 0.01%
Seattle Washington Water Systems
 Revenue
  5.00% due 09/01/2033 ***                         100,000        102,201
                                                             ------------
TOTAL MUNICIPAL BONDS (Cost $6,418,387)                      $  6,499,970
                                                             ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.76%

AUSTRALIA - 0.05%
Crusade Global Trust, Series 1999-1,
 Class A2
  3.12% due 05/15/2021 (b)***                      239,600        239,822
Homeside Mortgage Securities, Series
 2001-1, Class A
  2.86% due 10/20/2026 (b)***                       81,160         79,666
Torrens Trust, Series 2000-1GA,
 Class A
  3.07% due 07/15/2031 (b)***                      108,850        108,918
                                                             ------------
                                                                  428,406
CAYMAN ISLANDS - 0.01%
SHL Corp., Ltd., Series 1999-1A,
 Class A2
  0.751% due 12/25/2024 (b)                JPY   8,410,700         78,180

IRELAND - 0.58%
Emerald Mortgages PLC, Series 2,
 Class A
  2.364% due 04/30/2028 (b) ***            EUR     561,273        728,013
Lusitano Motgages PLC, Series 1,
 Class A
  2.41% due 12/15/2035 (b)***                      725,462        947,140

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT           VALUE
                                       ---------------   ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

IRELAND (CONTINUED)
Paris Residential Funding PLC,
Series IX,
  Class A
  2.525% due 07/25/2011 (b)***         EUR   2,513,508   $  3,268,190
                                                         ------------
                                                            4,943,343
ITALY -1.05%
Seashell Securities PLC, Series H,
  Class A
  2.445% due 10/25/2028 (b)                    972,744      1,267,901
Siena Mortgages, Series 2003-4,
Class A2
  2.37% due 12/16/2038 (b)***                5,900,000      7,699,787
                                                         ------------
                                                            8,967,688
NETHERLANDS - 1.56%
Atomium Mortgage Finance BV,
 Series 2003-1,
  Class A
  2.31% due 04/18/2009 (b)***                2,251,128      2,925,279
Delphinus BV, Series 2001-II, Class Al
  2.466% due 11/28/2031 (b)***               2,500,000      3,247,547
Delphinus BV, Series 2002-I, Class Al
  2.39% due 04/25/2092 (b)***                  500,000        649,672
Dutch MBS BV, Series X, Class B
  2.44% due 10/02/2079 (b)***                1,000,000      1,306,345
Dutch MBS BV, Series XI, Class Al
  2.38% due 11/02/2035 (b)***                  727,208        947,627
Dutch Mortgage Portfolio Loans,
B.V.,
  Series III, Class A
  2.38% due 11/20/2035 (b)***                2,607,116      3,405,456
Holland Euro-Denominated Mortgage
Backed
  Seies, Series 2, Class A
  2.41% due 04/18/2012 (b)***                  704,207        914,094
                                                         ------------
                                                           13,396,020
UNITED KINGDOM - 0.77%
Bauhaus Securities Ltd., Series 1,
Class A2
  2.46% due 10/30/2052 (b)***                1,070,955      1,392,648
Dolerite Funding PLC, Series 1,
Class A
  3.13% due 08/20/2032 (b)***          $       272,601        272,438
Haus, Ltd., Series 2000-1A, Class A2
  2.405% due 12/10/2037 (b)***         EUR   1,291,667      1,685,306
Holmes Financing PLC, Series 6,
Class 3A
  2.384% due 10/15/2009 (b)***                 800,000      1,040,477
Holmes Financing, Series 1, Class 3A2
  2.404% due 07/25/2010 (b)***         GBP   1,400,000      1,822,293
Ocwen Mortgage Loans, Series 4,
Class A
  2.65% due 12/15/2031 (b)***          EUR      48,622         63,069
SRM Investment Limited, Series 3,
Class A
  2.36% due 08/26/2034 (b)                     274,679        357,516
                                                         ------------
                                                            6,633,747
UNITED STATES - 4.74%
Ameriquest Mortgage Securities,
Inc., Series
  2004-R3, Class A2
  2.96% due 05/25/2034 (b)***          $       255,654        255,655
Banc of America Large Loan, Inc.,
Series
  2003-BBA2, Class A2
  3.01% due 11/15/2015 (b)***                1,700,000      1,701,117
Bear Stearns ARM Trust, Series
2002-5,
  Class 5A
  5.93% due 06/25/2032 (b)***          $        31,627   $     31,844
Bear Stearns Commercial Mortgage
Securities,
  Inc., Series 2004-ESA, Class Al
  3.02% due 05/14/2016 (b)***                3,000,000      3,001,171
Citifinancial Mortgage Securities,
Inc.,
  Series 2003-2, Class AV2
  3.16% due 05/25/2033 (b)***                  418,882        419,336
Countrywide Alternative Loan Trust,
Series
  2004-J4, Class 1A1
  3.00% due 06/25/2034 (b)***                  162,608        162,606
Countrywide Home Loans, Series
2002-HYB2,
  Class 6A1
  4.96% due 09/19/2032 (b)***                   39,939         39,783
Countrywide Home Loans, Series
2004-12,
  Class 14A2
  3.13% due 08/25/2034 (b)***                2,242,771      2,239,244
Countrywide Home Loans, Series
2004-25,
  Class 1A1
  3.18% due 02/25/2035 (b)***                1,757,422      1,758,434
Countrywide Home Loans, Series
2004-25,
  Class 2A1
  3.19% due 02/25/2035 (b)***                1,866,252      1,867,740
Countrywide Mortgage Backed
Securities, Inc.,
  Series 2004-7, Class 5A2
  3.12% due 04/25/2034 (b)***                1,790,369      1,775,901
Countrywide Mortgage Backed
Securities, Inc.,
  Series 2005-2, Class 2A1
  3.17% due 03/25/2035 (b)***                  792,552        792,552
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2002-AR13,
  Class 3A
  5.73% due 05/25/2032 (b)***                   35,872         36,264
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2002-P2,
  Class A
  2.468% due 03/25/2032 (b)***                 144,520        143,868
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2003-8,
  Class 5A1
  6.50% due 04/25/2033 ***                     367,733        372,415
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Series 2002-P3A, Class Al
  3.08% due 08/25/2033 (b)***                  365,018        361,394
Credit Suisse First Boston Mortgage,
Series
  2004-CF1, Class Al
  3.18% due 03/25/2034 (b)***                  899,853        899,845
Credit Suisse First Boston Mortgage,
Series
  2004-TFL1, Class Al
  2.93% due 02/15/2014 (b)***                1,929,577      1,930,435
Fieldstone Mortgage Investment Corp.,
Series
  2004-1, Class 2A
  3.14% due 01/25/2035 (b)***                  262,226        262,446
First Alliance Mortgage Loan, Series
1997-4,
  Class A3
  3.08% due 12/20/2027 (b)***                   82,331         82,342

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT           VALUE
                                         -------------   ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
First Republic Mortgage Loan Trust,
Series
 2001-FRB1,Class A
 3.16% due 11/15/2031 (b)***             $   2,011,782   $  2,027,851
Government Lease Trust, Series
1999-C1A,
 Class B1,
 4.00% due 05/18/2011                          500,000        475,251
GS Mortgage Securities Corp., Series
 2001-1285, Class A2
 6.526% due 08/15/2011 ***                     200,000        215,872
GS Mortgage Securities Corp., Series
2003-1,
 Class A2
 3.55% due 01/25/2032 (b)***                 2,199,514      2,214,382
GS Mortgage Securities Corp., Series
 2003-FL6A, Class A1
 2.96% due 11/15/2015 (b)***                   704,020        703,605
GS Mortgage Securities Corp., Series
 2004-SEA1, Class A1A
 3.04% due 10/25/2033 (b)***                   406,802        406,948
GSAMP Trust, Series 2005-HE2, Class
A1
  2.95% due 03/25/2035 (b)                   1,100,000      1,100,000
Household Mortgage Loan Trust, Series
 2003-HC1,Class A
 3.20% due 02/20/2033 (b)***                    59,195         59,389
Master Adjustable Rate Mortgages
Trust,
  Series 2004-13, Class 3A2
  3.79% due 12/21/2034 (b)***                  877,434        876,681
Mellon Residential Funding Corp.,
Series
 2000-TBC3, Class A1
 3.25% due 12/15/2030 (b)***                 1,417,880      1,419,388
Merrill Lynch Credit Corp. Mortgage
 Investors, Inc., Series 1999-A,
 Class A
 3.19% due 03/15/2025 (b)***                   230,584        231,688
Sequoia Mortgage Trust, Series
2003-4,
 Class 2A1
 3.20% due 07/20/2033 (b)***                 1,165,815      1,162,287
Sequoia Mortgage Trust, Series 5,
Class A
 3.20% due 10/19/2026 (b)***                 1,674,832      1,676,417
Sequoia Mortgage Trust, Series 8,
Class 2A
 3.15% due 08/20/2032 (b)***                   724,939        724,702
Structured Asset Securitiess Corp.,
Series
 2004-S1, Class A1
 2.98% due 12/25/2033 (b)***                   290,787        290,797
Washington Mutual Mortgage Securities
Corp.,
  Series 2005-AR6, Class 2A1A
  3.26% due 04/25/2045 (b)                   3,400,000      3,400,000
Washington Mutual Mortgage Securities
Corp.,
  Series 2002-S5, Class 1A1
  5.131% due 10/25/2032 (b)***                 117,268        118,537
Washington Mutual Mortgage Securities
Corp.,
  Series 2003-R1, Class A1
  3.12% due 12/25/2027 (b)***                3,071,410      3,068,402
Washington Mutual Mortgage Securities
Corp.,
  Series 2005-AR2, Class 2A1A
  2.96% due 01/25/2045 (b)***                2,074,746      2,078,146
Washington Mutual Mortgage Securities,
Series
 2002-AR2, Class A
 3.43% due 02/27/2034 (b)***                   278,045        276,818
                                                         ------------
                                                           40,661,553
                                                         ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $71, 139,176)                                      $ 75,108,937
                                                         ------------
ASSET BACKED SECURITIES - 3.24%

CAYMAN ISLANDS - 0.03%
Redwood Capital, Ltd., Series 2003-3,
 Class Note
 6.41% due 01/09/2006 (b)                      300,000        299,910

UNITED STATES - 3.21%
Ameriquest Mortgage Securities, Inc.,
Series
 2003-2, Class A
 3.26% due 03/25/2033 (b)***                   164,252        164,928
Ameriquest Mortgage Securities, Inc.,
  Series 2003-1, Class A2
  3.26% due 02/25/2033 (b)***                   36,284         36,395
Amortizing Residential Collateral
Trust,
  Series 2002-BC4, Class A
  3.14% due 07/25/2032 (b)***                   28,519         28,597
Amresco Residential Securities, Series
  1999-1, Class A
  3.79% due 06/25/2029 (b)***                  129,520        129,572
Argent Securities, Inc., Series
2004-W5,
 Class AV3A
 2.96% due 04/25/2034 (b)***                   244,050        244,049
Bank One Issuance Trust, Series
2003-A2,
 Class A2
 2.86% due 10/15/2008 (b)***                 5,100,000      5,101,680
Bear Stearns Asset Backed Securities,
Inc.,
  Series 2004-HE9, Class 1A1
  3.03% due 03/25/2023 (b)***                2,122,607      2,123,097
Bear Stearns Asset Backed Securities,
Inc.,
  Series 2004-SD1, Class A1
  3.02% due 12/25/2042 (b)***                  629,987        629,540
CDC Mortgage Capital Trust, Series
2003-HE2,
 Class A
 3.20% due 10/25/2033 (b)***                   265,710        266,761
CDC Mortgage Capital Trust, Series
2004-HE2,
 Class A2
 2.97% due 07/26/2034 (b)***                   837,553        837,547
Countrywide Asset-Backed Certificates,
Series
 2003-S2, Class A1
 3.02% due 12/25/2018 (b)***                   311,051        311,091
Countrywide Asset-Backed Certificates,
Series
 2004-10, Class 2AV1
 3.01% due 08/25/2023 (b)***                 1,134,464      1,134,664
Credit-Based Asset Servicing and
Securities,
  Series 2004-RP1, Class A2
  3.00% due 05/25/2050 (b)***                2,446,139      2,444,611
GSAMP Trust, Series 2003-HE1, Class
A2A
  3.02% due 06/20/2033 (b)***                  102,318        102,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                     -------------   ------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)
Home Equity Asset Trust, Series
2002-1,
 Class A4
 3.15% due 11/25/2032 (b)***                         $      35,973   $     36,055
Home Equity Asset Trust, Series
2004-3,
 Class A3
 3.00% due 08/25/2034 (b)***                               610,051        610,046
Home Equity Mortgage Trust, Series
2002-4,
 Class A1
 3.25% due 07/25/2033 (b)***                               190,666        190,725
twin Home Equity, Series 2002-1,
Class 2A1
 3.14% due 06/25/2009 (b)***                                23,732         23,786
Long Beach Mortgage Loan Trust,
 Series 2003-3, Class A
 3.17% due 07/25/2033 (b)***                             1,636,897      1,639,717
Morgan Stanley ABS Capital I, Inc.,
 Series 2004-HE9, Class A3A
 3.00% due 10/25/2034 (b)***                             1,873,093      1,873,374
Morgan Stanley ABS Capital I, Inc.,
 Series 2004-NC4, Class A2
 2.98% due 04/25/2034 (b)***                               261,188        261,195
Morgan Stanley Capital I, Inc.,
 Series 2004-XLF, Class A1
 2.95% due 04/15/2016 (b)***                             2,458,095      2,461,121
Residential Asset Mortgage Products,
Inc.,
 Series 2002-RS3, Class AII1
 2.697% due 06/25/2032 (b)***                              149,016        149,195
Residential Asset Mortgage Products,
Inc.,
 Series 2003-RS8, Class AIIB
 3.19% due 09/25/2033 (b)***                               583,592        586,387
Residential Asset Mortgage Products,
Inc.,
 Series 2004-RS9, Class AII1
 3.01% due 09/25/2013 (b)***                             1,398,300      1,398,386
Residential Asset Securities Corp.,
 Series 2001-KS3, Class AII
 3.08% due 09/25/2031 (b)***                               272,125        273,165
Residential Asset Securities Corp.,
 Series 2002-KS4, Class AIIB
 3.10% due 07/25/2032 (b)***                               482,365        483,363
Residential Asset Securities
Mortgage, Series
 2002-KS2, Class AIIB
 3.12% due 04/25/2032 (b)***                               260,868        261,547
Saxon Asset Securities Trust, Series
2002-3,
 Class AV
 3.25% due 12/25/2032 (b)***                                50,544         50,597
SLM Student Loan Trust, Series
2004-10,
 Class A1
 2.68% due 07/27/2009 (b)***                             1,097,927      1,097,894
Structured Asset Mortgage
Investments, Inc.,
 Series 2004-AR3, Class 1A2
 3.14% due 09/19/2032 (b)***                             2,538,137      2,537,215
                                                                     ------------
                                                                       27,488,625
                                                                     ------------
TOTAL ASSET BACKED SECURITIES
(Cost $27,783,660)                                                   $ 27,788,535
                                                                     ------------

SUPRANATIONAL OBLIGATIONS - 0.21%

BELGIUM(EUROCLEAR) - 0.21%
European Investment Bank
  2.31% due 04/22/2008
  (b)***                                             $   1,768,875   $  1,771,201
                                                                     ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,774,889)                                                    $  1,771,201
                                                                     ------------
OPTIONS - 0.00%
Chicago Mercentile Exchange American
Purchase
 Put on Eurodollar
  Expiration 09/19/2005 at $94.50 *                        700,000          1,750
                                                                     ------------
TOTAL OPTIONS (Cost $2,800)                                          $      1,750
                                                                     ------------
SHORT TERM INVESTMENTS - 31.51%
Bank of America NA
  2.61% due 04/20/2005                               $  20,100,000   $ 20,100,000
Barclays U.S. Funding LLC
  2.855% due 06/01/2005 ***                             23,000,000     22,885,086
Federal Home Loan Mortgage Corp.
  zero coupon due 06/07/2005 to
    06/21/2005 ***                                      69,900,000     69,493,206
Federal Home Loan Mortgage Corp.
Discount
  Notes
  zero coupon due 08/08/2005 ***                        15,900,000     15,729,075
Federal National Mortgage Association
  zero coupon due 04/06/2005 to
    08/01/2005 ***                                      66,100,000     65,769,003
General Electric Capital Corp.
  2.66% due 04/28/2005 ***                               1,100,000      1,097,805
Skandinaviska Enskilda Banken
  2.76% due 05/17/2005 ***                              22,900,000     22,819,239
  2.85% due 06/24/2005 ***                               2,100,000      2,086,035
  2.88% due 06/09/2005 ***                                 800,000        795,584
Total Fina Elf Capital
  2.83% due 04/01/2005 ***                              20,000,000     20,000,000
UBS Finance Delaware, Inc.
  2.73% due 06/01/2005 to 06/02/2005 ***                24,400,000     24,285,456
  2.745% due 06/10/2005 ***                                600,000        596,798
  2.83% due 04/01/2005 ***                                 600,000        600,000
United States Treasury Bills
  zero coupon due 06/02/2005 to 06/16/2005 *** ****      3,950,000      3,931,665
                                                                     ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $270, 194,704)                                                 $270,188,952
                                                                     ------------
REPURCHASE AGREEMENTS - 1.57%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $13,470,468 on
 04/01/2005, collateralized by
 $13,770,000 U.S. Treasury Bills,
 zero coupon due 04/28/2005 (valued
 at $13,742,460, including
 interest) (c)                                       $  13,470,000   $ 13,470,000
                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,470,000)                                                   $ 13,470,000
                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (GLOBAL BOND TRUST)
 (COST $860,540,414) - 103.94%                           $891,212,207
LIABILITIES IN EXCESS OF OTHER ASSETS
- (3.94)%                                                 (33,761,874)
                                                         ------------
TOTAL NET ASSETS - 100.00%                               $857,450,333
                                                         ============

DIVERSIFIED BOND TRUST

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
                                         -------------   ------------
U.S. TREASURY OBLIGATIONS - 23.71%
TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.41%
  3.875% due 04/15/2029
                                         $   1,994,976   $  2,743,569
 U.S. TREASURY BONDS - 9.80%
  5.25% due 02/15/2029                      21,310,000     22,439,600
  5.375% due 02/15/2031                      7,225,000      7,874,405
  6.50% due 11/15/2026                       3,509,000      4,259,870
  7.875% due 02/15/2021                      5,900,000      7,878,807
  8.75% due 08/15/2020                       2,045,000      2,916,043
  8.875% due 08/15/2017                     14,465,000     20,111,442
                                                         ------------
                                                           65,480,167
U.S. TREASURY NOTES - 13.50%
  1.625% due 02/28/2006                     27,000,000     26,569,674
  2.625% due 05/15/2008                      2,500,000      2,401,563
  3.25% due 08/15/2007                      26,780,000     26,419,086
  3.625% due 07/15/2009                     11,110,000     10,895,177
  3.875% due 02/15/2013                      6,280,000      6,061,914
  4.00% due 02/15/2014                       3,500,000      3,377,637
  5.00% due 02/15/2011                       1,400,000      1,454,086
  5.75% due 08/15/2010                      12,100,000     12,984,812
                                                         ------------
                                                           90,163,949
                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $158,892,595)                                      $158,387,685
                                                         ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
- 31.88%
 FEDERAL HOME LOAN BANK - 3.65%
  2.50% due 12/15/2005 to 04/11/2006        13,315,000     13,181,832
  3.75% due 08/15/2007                       3,880,000      3,845,592
  5.80% due 09/02/2008                       7,000,000      7,328,496
                                                         ------------
                                                           24,355,920
FEDERAL HOME LOAN MORTGAGE CORP. -4.68%
  1.875% due 02/15/2006                      4,750,000      4,677,676
  3.625% due 09/15/2008                      6,000,000      5,874,504
  5.00% due 07/15/2014                       4,640,000      4,688,669
  5.50% due 07/15/2006 to 01/01/2034         5,343,617      5,370,677
  5.875% due 03/21/2011                      4,130,000      4,343,356
  6.00% due 04/01/2016 to 11/01/2034         6,101,165      6,275,479
                                                         ------------
                                                           31,230,361
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 20.85%
  3.82% due 07/01/2033 (b)                     514,100        513,487
  4.25% due 07/15/2007                       2,200,000      2,207,333
  5.00% due 06/01/2018 to 07/01/2019         4,954,082      4,956,783
  5.00% TEA **                               4,500,000      4,398,750
  5.50% due 03/15/2011 to 02/01/2035        37,043,622     37,359,586
  6.00% due 05/15/2008 to 02/01/2035        65,144,900     66,679,285
  6.25% due 05/15/2029                       7,000,000      8,024,317
  6.50% due 06/01/2031 to 04/01/2034         7,598,027      7,908,888
  6.625% due 09/15/2009                      2,360,000      2,563,982
  7.00% due 09/01/2031 to 06/01/2032         2,752,506      2,901,799
  7.50% due 01/25/2028 to 08/01/2031         1,672,909      1,777,721
                                                         ------------
                                                          139,291,931
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.70%
  5.00% TEA **                               7,630,000     7,522,707
  5.50% due 03/15/2035                       8,475,847     8,560,971
  6.00% due 06/15/2033                       1,074,766     1,106,466
  6.50% due 09/15/2028                         116,863       122,338
  7.00% due 04/15/2029                         260,815       276,094
  8.00% due 10/15/2026 to 04/15/2030           410,739       443,012
                                                         ------------
                                                           18,031,588
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $214,794,674)                                      $212,909,800
                                                         ------------
FOREIGN GOVERNMENT OBLIGATIONS - 5.01%

ARGENTINA -0.33%
Republic of Argentina
  8.25%, Step up to 9.00% on
  07/06/2006 due 07/06/2010            EUR      80,000         24,379
  3.01% due 08/03/2012 (b)               $     500,000        420,500
  7.00% due 03/1 8/2049                EUR     410,000         63,936
  8.00% due 10/30/2009                          80,000         15,647
  8.00% due 02/26/2008                          55,000         19,613
  8.00% due 02/26/2008                       2,975,000      1,060,903
  8.00% due 02/26/2008                          70,000         26,778
  8.125% due 04/21/2008                         95,000         36,341
  8.125% due 10/04/2049                          5,000          1,556
  8.50% due 02/23/2005                          55,000          8,843
  8.50% due 07/30/2010                          85,000         28,383
  8.50% due 07/01/2049                         230,000         74,190
  8.75% due 02/04/2049                         110,000         30,668
  9.00% due 09/19/2049                          50,000          7,956
  9.00% due 11/19/2008                          80,000         15,647
  9.00% due 04/26/2006                         135,000         51,643
  9.00% due 05/26/2009                         160,000         61,207
  9.00% due 05/24/2005                         210,000         70,122
  9.00% due 06/20/2049                         105,000         34,040
  9.25% due 10/21/2049                          65,000         21,603
  9.50% due 03/04/2049                          55,000         18,365
 10.00% due 02/22/2007                         100,000         33,560
 10.25% due 01/26/2007                          95,000         30,798
 11.25% due 04/10/2006                          85,000         16,625
 11.75% due 05/20/2011                          80,000         15,647
 11.75% due 11/13/2026                          35,000          6,846
 12.00% due 09/19/2016                          55,000         10,758
                                                         ------------
                                                            2,206,554
BRAZIL -0.56%
Federative Republic of Brazil
  9.25% due 10/22/2010                   $     500,000        525,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
                                         -------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

BRAZIL (CONTINUED)
Federative Republic of Brazil
(continued)
  10.00% due 08/07/2011               $        775,000   $    837,000
  10.25% due 06/17/2013                        950,000      1,033,125
  11.00% due 08/17/2040                      1,200,000      1,335,600
                                                         ------------
                                                            3,730,725
CANADA - 0.04%
Government of Canada
  5.50% due 06/01/2010              CAD        275,000        244,216

COLOMBIA -0.33%
Republic of Colombia
  10.00% due 01/23/2012               $      1,025,000      1,107,000
  10.75% due 01/15/2013                        700,000        782,250
  11.75% due 03/01/2010             COP    820,000,000        344,078
                                                         ------------
                                                            2,233,328
DENMARK - 0.03%
Kingdom of Denmark
  6.00% due 11/15/2009              DKK      1,200,000        235,521

Dominican Republic - 0.09%
Government of Dominican Republic
  9.04% due 01/23/2013                $        640,000        584,000

ECUADOR - 0.09%
Republic of Ecuador
  8.00% due 08/15/2030                         675,000        600,750

GERMANY - 0.74%
Federal Republic of Germany
  5.25% due 01/04/2011              EUR      1,275,000      1,834,362
  5.25% due 01/04/2008                         875,000      1,210,153
  6.25% due 01/04/2030                         725,000      1,247,194
  6.50% due 10/14/2005                         500,000        662,791
                                                         ------------
                                                            4,954,500
HUNGARY - 0.02%
Republic of Hungary
  6.50% due 08/24/2006              HUF     30,000,000        155,558

JAPAN - 0.34%
Government of Japan
  0.90% due 12/22/2008              JPY     30,000,000        285,699
  1.50% due 09/20/2014                      70,000,000        666,754
  1.80% due 03/22/2010                     135,000,000      1,337,898
                                                         ------------
                                                            2,290,351
MEXICO - 0.72%
Government of Mexico
  5.875% due 01/15/2014               $        400,000        397,000
  6.625% due 03/03/2015                      2,130,000      2,219,460
  8.00% due 12/07/2023              MXN     12,100,000        839,160
  8.00% due 12/19/2013                       8,500,000        657,856
  8.375% due 01/14/2011               $        160,000        182,080
  9.875% due 02/01/2010                        295,000        351,050
  11.375% due 09/15/2016                       100,000        142,750
                                                         ------------
                                                            4,789,356

PANAMA - 0.09%
Republic of Panama
  8.875% due 09/30/2027               $        350,000   $    376,250
  9.375% due 07/23/2012                        150,000        169,500
  10.75% due 05/15/2020                         25,000         31,000
                                                         ------------
                                                              576,750
PERU - 0.06%
Republic of Peru
  9.125% due 02/21/2012                        200,000        225,000
  9.875% due 02/06/2015                        150,000        173,250
                                                         ------------
                                                              398,250
PHILIPPINES - 0.05%
Republic of Philippines
  9.125% due 02/22/2010             EUR        150,000        212,505
  10.625% due 03/16/2025              $        100,000        107,000
                                                         ------------
                                                              319,505
POLAND - 0.02%
Government of Poland
  5.00% due 10/24/2013              PLN        500,000        153,048

RUSSIA -0.52%
Russian Federation, Series REGS
  5.00%, Step up to 7.50% on
    03/31/2007 due 03/31/2030         $      3,400,000      3,483,300

SWEDEN - 0.08%
Kingdom of Sweden
  5.00% due 01/28/2009              SEK      1,600,000        242,982
  5.25% due 03/15/20 11                      1,750,000        273,142
                                                         ------------
                                                              516,124
TURKEY -0.49%
Republic of Turkey
  zero coupon due 04/27/2005        TRL  2,171,600,000      1,590,576
  9.50% due 01/15/2014                $        575,000        646,875
  20.00% due 10/17/2007             TRL  1,203,900,000      1,019,302
                                                         ------------
                                                            3,256,753
UKRAINE - 0.08%
Republic of Ukraine
  7.65% due 06/11/2013 (a)            $        500,000        535,000

UNITED KINGDOM - 0.10%
Government of United Kingdom
  6.00% due 12/07/2028              GBP         85,000        192,837
  7.25% due 12/07/2007                          70,000        140,735
  8.00% due 12/07/2015                         100,000        241,233
  8.50% due 12/07/2005                          55,000        106,586
                                                         ------------
                                                              681,391
VENEZUELA - 0.23%
Republic of Venezuela
  8.50% due 10/08/2014                $        350,000        344,750
  9.25% due 09/15/2027                         700,000        695,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT           VALUE
                                      ----------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

VENEZUELA (CONTINUED)
Republic of Venezuela (continued)
  10.75% due 09/19/2013               $         425,000  $    472,812
                                                         ------------
                                                            1,512,662
                                                         ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $33,347,560)                                       $ 33,457,642
                                                         ------------
CORPORATE BONDS - 25.60%

ADVERTISING - 0.01%
R H Donnelley Finance Corp.
  10.875% due 12/15/2012                        50,000         57,625

AEROSPACE - 0.62%
Systems 2001 Asset Trust LLC
  6.664% due 09/15/2013                      2,432,524      2,636,734
Systems 2001 Asset Trust, Series 2001,
Class B
  7.156% due 12/15/2011                      1,382,513      1,477,974
                                                         ------------
                                                            4,114,708
AGRICULTURE - 0.18%
Burns Philp Capital Property, Ltd.
  10.75% due 02/15/2011                        185,000        205,350
Gold Kist, Inc.
  10.25% due 03/15/2014                         75,000         85,500
Yara International ASA
  5.25% due 12/15/2014                         960,000        947,312
                                                         ------------
                                                            1,238,162
AIR TRAVEL -0.15%
Delta Air Lines, Inc.
  3.45% due 01/25/2008 (b)                     163,713        163,935
  8.00% due 12/15/2007                         250,000        107,500
Southwest Airlines Company
  5.125% due 03/01/2017                        370,000        347,259
  5.25% due 10/01/2014                         370,000        356,611
                                                         ------------
                                                              975,305
ALUMINUM - 0.03%
Alcan Aluminum, Ltd.
  5.20% due 01/15/2014                         180,000        181,246

AMUSEMENT & THEME PARKS - 0.07%
AMC Entertainment, Inc.
  9.875% due 02/01/2012                        150,000        158,250
Six Flags, Inc.
  8.875% due 02/01/2010                        300,000        282,000
                                                         ------------
                                                              440,250
APPAREL & TEXTILES - 0.05%
Jones Apparel Group, Inc.
  5.125% due 11/15/2014                        350,000        331,772

AUTO PARTS - 0.10%
Delphi Trust II
  6.197% due 11/15/2033 (b)                    120,000         60,769
TRW Automotive, Inc.
  11.00% due 02/15/2013                        215,000        240,800
United Rentals North America, Inc.
  6.50% due 02/15/2012                         355,000        345,238
                                                         ------------
                                                              646,807

AUTO SERVICES - 0.20%
Hertz Corp.
  3.97% due 08/05/2008 (b)                    665,000         650,650
  6.35% due 06/15/2010                         735,000        706,243
                                                         ------------
                                                            1,356,893
AUTOMOBILES - 0.43%
DaimlerChrysler North America
Holding
  3.47% due 05/24/2006 (b)                     640,000        642,626
  4.05% due 06/04/2008                       1,750,000      1,699,495
Ford Motor Company
  7.45% due 07/16/2031                         605,000        547,274
                                                         ------------
                                                            2,889,395
BANKING -2.35%
Allied Irish Banks PLC
  7.50% due 12/29/2049 (b)          EUR        100,000        154,922
Banco Santander Chile
  5.375% due 12/09/2014               $        300,000        297,278
Bank of Ireland
  6.45% due 02/10/2010              EUR        100,000        147,485
Capital One Financial Corp.
  7.25% due 05/01/2006                $        690,000        712,823
Chuo Mitsui Trust & Banking
Company
  5.506% due 12/31/2049 (b)                    960,000        917,922
DBS Bank, Ltd.
  7.125% due 05/15/2011                        450,000        497,894
HSBC Bank USA
  4.625% due 04/01/2014                      2,350,000      2,268,617
Independence Community Bank Corp.
  3.75% due 04/01/2014 (b)                     270,000        255,444
Kazkommerts International BV
  8.50% due 04/16/2013                         350,000        354,480
MBNA America Bank
  5.375% due 01/15/2008                        875,000        892,307
Nykredit AS
  5.00% due 10/01/2035              DKK        120,173         21,122
RBS Capital Trust I
  4.709% due 12/29/2049 (b)           $        280,000        270,388
RBS Capital Trust IV
  3.893% due 09/30/2014 (b)                    915,000        933,991
Turanalem Finance BV
  8.50% due 02/10/2015                         600,000        589,500
Turanelem Finance BV
  7.875% due 06/02/2010                        650,000        645,060
Washington Mutual Bank FA
  3.31% due 01/15/2015 (b)                   1,070,000      1,085,550
  5.65% due 08/15/2014                         500,000        508,686
Washington Mutual, Inc.
  3.35% due 03/22/2012 (b)                     360,000        359,539
  4.20% due 01/15/2010                       1,140,000      1,109,386
  5.625% due 01/15/2007                      1,625,000      1,661,558
Wells Fargo Company
  3.50% due 04/04/2008                       1,000,000        973,610
Zions Bancorporation
  6.00% due 09/15/2015                       1,000,000      1,042,031
                                                         ------------
                                                           15,699,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT          VALUE
                                         -------------   ------------
CORPORATE BONDS (CONTINUED)

BROADCASTING - 1.23%
Canwest Media, Inc.
  10.625% due 05/15/2011                 $     140,000   $    152,600
CCO Holdings, LLC
  8.75% due 11/15/2013                         250,000        250,000
Clear Channel Communications, Inc.
  6.00% due 11/01/2006                         500,000        509,545
  7.65% due 09/15/2010                         750,000        821,041
Cox Radio, Inc.
  6.375% due 05/15/2005                      1,000,000      1,002,533
Fisher Communications, Inc.
  8.625% due 09/15/2014                        545,000        583,150
Liberty Media Corp.
  3.50% due 09/25/2006                          70,000         68,990
  4.51% due 09/17/2006 (b)                   3,715,000      3,764,335
News America Holdings, Inc.
  6.75% due 01/09/2038                         110,000        120,909
  7.75% due 12/01/2045                         500,000        587,311
Nextmedia Operating, Inc.
  10.75% due 07/01/2011                        150,000        163,688
Young Broadcasting, Inc.
  10.00% due 03/01/2011                        175,000        178,938
                                                         ------------
                                                            8,203,040
BUILDING MATERIALS & CONSTRUCTION
-0.17%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
    03/01/2009 due 03/01/2014                  250,000        173,750
Building Materials Corporation of
America
  7.75% due 08/01/2014                         500,000        500,000
WCI Communities, Inc.
  9.125% due 05/01/2012                        425,000        454,750
                                                         ------------
                                                            1,128,500
BUSINESS SERVICES - 0.07%
Electronic Data Systems Corp.
  7.125% due 10/15/2009                        150,000        161,226
Iron Mountain, Inc.
  6.625% due 01/01/2016                        100,000         91,250
Quintiles Transnational Corp.
  10.00% due 10/01/2013                        200,000        225,000
                                                         ------------
                                                              477,476
CABLE AND TELEVISION - 1.12%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                        460,000        540,392
Charter Communications Operating LLC
  8.00% due 04/30/2012                          75,000         74,625
Comcast Corp., Class A
  5.30% due 01/15/2014                       1,000,000        989,145
  7.05% due 03/15/2033                         290,000        324,362
Cox Communications, Inc.
  4.625% due 01/15/2010                      1,125,000      1,093,169
  5.45% due 12/15/2014                         940,000        915,098
  6.75% due 03/1 5/2011                        500,000        532,951
  7.75% due 11/01/2010                         375,000        416,496
Kabel Deutschland GMBH
  10.625% due 07/01/2014                       510,000        563,550
Time Warner Companies, Inc.
  7.57% due 02/01/2024                       1,750,000      2,025,483
                                                         ------------
                                                            7,475,271
CELLULAR COMMUNICATIONS - 0.51%
American Tower Corp.
  7.50% due 05/01/2012                         650,000        659,750
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                         140,000        184,704
Centennial Communications Corp.
  8.125 due 02/01/2014                         150,000        153,750
  10.125% due 06/15/2013                       220,000        243,100
Crown Castle International Corp.
  7.50% due 12/01/2013                         250,000        274,375
Nextel Communications, Inc.
  7.375% due 08/01/2015                        150,000        158,437
Rogers Wireless, Inc.
  9.625% due 05/01/2011                        430,000        488,050
Triton PCS, Inc.
  8.75% due 11/15/2011                         140,000         97,650
Verizon Wireless Capital LLC
  5.375% due 12/15/2006                      1,125,000      1,146,089
                                                         ------------
                                                            3,405,905
CHEMICALS - 0.35%
Albemarle Corp.
  5.10% due 02/01/2015                         585,000        568,225
ICI Wilmington, Inc.
  4.375% due 12/01/2008                        930,000        918,528
Lubrizol Corp.
  4.625% due 10/01/2009                        700,000        689,557
Millennium America, Inc.
  9.25% due 06/15/2008                         125,000        134,063
                                                         ------------
                                                            2,310,373
COAL - 0.02%
Luscar Coal, Ltd.
  9.75% due 10/15/2011                         100,000        110,000

COMMERCIAL SERVICES - 0.21%
Cendant Corp.
  6.25% due 01/15/2008                         500,000        520,424
  6.875% due 08/15/2006                        600,000        620,995
  7.375% due 01/15/2013                        145,000        163,809
Synagro Technologies, Inc.
  9.50% due 04/01/2009                         100,000        108,750
                                                         ------------
                                                            1,413,978
CONSTRUCTION & MINING EQUIPMENT -
0.02%
Graphic Packaging International, Inc.
  9.50% due 08/15/2013                         150,000        159,000

CONSTRUCTION MATERIALS - 0.06%
Nortek, Inc.
  8.50% due 09/01/2014                         410,000        395,650

CONTAINERS & GLASS - 0.05%
Owens Brockway Glass Container
  8.75% due 11/15/2012                         250,000        273,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                           -------------   ------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Vitro, SA de CV
  11.75% due 11/01/2013                    $      50,000   $     47,500
                                                           ------------
                                                                320,625
CRUDE PETROLEUM & NATURAL GAS - 0.07%
The Premcor Refining Group, Inc.
  7.50% due 06/15/2015                           210,000        215,775
  7.75% due 02/01/2012                           245,000        252,962
                                                           ------------
                                                                468,737
DOMESTIC OIL - 0.12%
Devon Financing Corp., ULC
  6.875% due 09/30/2011                          300,000        330,309
Union Oil Company of California
  7.50% due 02/15/2029                           360,000        444,258
                                                           ------------
                                                                774,567
DRUGS & HEALTH CARE - 0.15%
Allegiance Corp.
  7.00% due 10/15/2026                           260,000        283,549
Jean Coutu Group (PJC), Inc.
  8.50% due 08/01/2014                           140,000        135,975
WH Holdings/WH Capital Corp.
  9.50% due 04/01/2011                            69,000         74,520
Wyeth
  4.375% due 03/01/2008                          550,000        546,403
                                                           ------------
                                                              1,040,447
ELECTRICAL EQUIPMENT - 0.34%
General Electric Company
  5.00% due 02/01/2013                         1,375,000      1,373,002
SP PowerAssets, Ltd.
  5.00% due 10/22/2013                           450,000        448,565
TXU Energy Company LLC
  3.42% due 01/17/2006 (b)                       435,000        434,957
                                                           ------------
                                                              2,256,524
ELECTRICAL UTILITIES - 1.26%
AES Corp.
  9.375% due 09/15/2010                          325,000        358,313
Dominion Resources, Inc.
  5.70% due 09/17/2012                           375,000        388,884
Edison Mission Energy
  9.875% due 04/15/2011                          400,000        462,000
Electricidad De Caracas Finance BV
  10.25% due 10/15/2014                          200,000        204,500
Empresa Nacional De Electricidad
  8.50% due 04/01/2009                           420,000        458,681
Oncor Electric Delivery Company
  7.00% due 05/01/2032                           250,000        288,211
Pacific Gas & Electric Company
  4.20% due 03/01/2011                         2,375,000      2,288,303
  4.80% due 03/01/2014                           610,000        593,770
PSEG Power LLC
  5.00% due 04/01/2014                           750,000        734,279
  8.625% due 04/15/2031                          750,000        995,931
Scottish Power PLC
  4.91% due 03/15/2010                         1,290,000      1,290,186
United Energy Distribution Property, Ltd.
  4.70% due 04/15/2011                           350,000        346,002
                                                           ------------
                                                              8,409,060
ELECTRONICS - 0.39%
Jabil Circuit, Inc.
  5.875% due 07/15/2010                          870,000        898,331
Koninklijke Philips Electronics NV
  7.20% due 06/01/2026                         1,125,000      1,336,056
Stoneridge, Inc.
  11.50% due 05/01/2012                          215,000        238,112
Viasystems, Inc.
  10.50% due 01/15/2011                          165,000        163,350
                                                           ------------
                                                              2,635,849
ENERGY - 0.01%
First Energy Corp.
  7.375% due 11/15/2031                           90,000        101,943

FINANCIAL SERVICES - 7.28%
Aries Vermogensverwaltung GmbH, Series
REGS
  9.60% due 10/25/2014                           750,000        902,400
Bank of America Corp.
  7.125% due 09/15/2006                        1,500,000      1,566,309
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                          130,000        148,200
Citigroup, Inc.
  5.00% due 09/15/2014                           930,000        913,052
Corporacion Andina de Fomento
  6.875% due 03/15/2012                        1,025,000      1,127,346
Credit Suisse First Boston USA, Inc.
  6.50% due 01/15/2012                           500,000        541,015
Downey Financial Corp.
  6.50% due 07/01/2014                           860,000        884,218
Ford Motor Credit Company
  7.375% due 10/28/2009                        2,850,000      2,862,455
  7.375% due 02/01/2011                          770,000        765,022
Fuji JGB Investment, LLC, Mizuho
  Non-Cum PFD- Series A
  9.87%, Step up to 10.807% on
  06/30/2008 due 06/30/2049 (b)                1,740,000      1,982,744
General Electric Capital Corp.
  5.45% due 01/15/2013                         3,125,000      3,209,975
General Electric Capital Corp., MTN,
Series A
  6.00% due 06/15/2012                           250,000        266,361
General Motors Acceptance Corp.
  6.875% due 09/15/2011                        1,630,000      1,474,891
  7.00% due 02/01/2012                         1,375,000      1,242,061
  7.75% due 01/19/2010                         2,170,000      2,084,276
  8.00% due 11/01/2031                         1,750,000      1,523,975
HBOS PLC
  3.125% due 01/12/2007                          875,000        858,631
  5.375% due 12/29/2049 (b)                    1,150,000      1,151,441
Household Finance Corp.
  6.40% due 06/17/2008                         1,875,000      1,976,895
HVB Funding Trust III
  9.00% due 10/22/2031                           510,000        670,539

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                           -------------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
International Lease Finance Corp.
  3.50% due 04/01/2009                     $     690,000   $   660,412
  4.55% due 10/15/2009                           400,000       396,412
  4.75% due 07/01/2009                         1,560,000     1,560,883
John Deere Capital Corp., Series MTND
  4.125% due 01/15/2010                        2,000,000     1,951,254
JPMorgan Chase & Company
  5.35% due 03/01/2007                           500,000       510,098
LaBranche & Company, Inc.
  9.50% due 05/15/2009                           100,000       100,500
Lehman Brothers Holdings, Inc.,
 Series MTN
  4.25% due 01/27/2010                         4,330,000     4,215,580
Mangrove Bay Pass Through Trust
  6.102% due 07/15/2033 (b)                      530,000       525,601
MBNA Capital
  3.543% due 02/01/2027 (b)                    1,180,000     1,129,274
Nationwide Life Global Funding I
  5.35% due 02/15/2007                           180,000       183,356
NiSource Finance Corp.
  6.15% due 03/01/2013                           400,000       424,724
  7.875% due 11/15/2010                          830,000       946,514
PCCW - HKTC Capital, Ltd., Series REGS
  7.75% due 11/15/2011                           340,000       389,712
Pemex Finance, Ltd.
  7.33% due 05/15/2012                           580,000       644,484
Reliastar Financial Corp.
  6.50% due 11/15/2008                           730,000       773,776
SB Treasury Company LLC
  9.40% due 12/29/2049 (b)                       340,000       382,727
SLM Corp., Series MTNA
  5.00% due 04/15/2015                         1,375,000     1,334,722
The Goldman Sachs Group, Inc.
  5.125% due 01/15/2015                        2,430,000     2,372,443
  5.25% due 04/01/2013                         1,250,000     1,247,561
Twin Reefs Pass Through Trust
  3.77% due 12/10/2049 (b)                     2,000,000     2,009,068
Westfield Capital Corp, Ltd.
  4.375% due 11/15/2010                          735,000       716,270
                                                           -----------
                                                            48,627,177
FOOD & BEVERAGES - 0.49%
Ahold Finance USA, Inc.
  8.25% due 07/15/2010                           150,000       164,625
Cadbury Schweppes US Finance LLC
  5.125% due 10/01/2013                          400,000       397,418
Kellogg Company, Series B
  6.60% due 04/01/2011                           490,000       534,102
Nabisco, Inc.
  7.05% due 07/15/2007                           420,000       441,767
  7.55% due 06/15/2015                         1,500,000     1,769,513
                                                           -----------
                                                             3,307,425
FOREST PRODUCTS - 0.09%
Ainsworth Lumber Company, Ltd.
  6.75% due 03/15/2014                           470,000       440,625
WEYERHAEUSER COMPANY
  7.375% due 03/15/2032                          150,000       175,366
                                                           -----------
                                                               615,991
GAS & PIPELINE UTILITIES - 0.11%
Dynegy Holdings, Inc.
  10.125% due 07/15/2013                         530,000       577,700
Williams Companies, Inc.
  8.125% due 03/15/2012                          140,000       153,300
                                                           -----------
                                                               731,000
HEALTHCARE SERVICES - 0.09%
Concentra Operating Corp.
  9.125% due 06/01/2012                           80,000        84,800
Wellpoint, Inc.
  3.75% due 12/14/2007                           550,000       539,784
                                                           -----------
                                                               624,584
HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Pharma Services Intermediate Holding
Corp.
  zero coupon, Step up to 11.50% on
    4/1/2009 due 04/01/2014                      250,000       176,250

HOMEBUILDERS - 0.41%
Centex Corp.
  4.75% due 01/15/2008                           180,000       179,980
Lennar Corp.
  5.95% due 03/01/2013                           120,000       123,448
Lennar Corp., Series B
  9.95% due 05/01/2010                           130,000       136,467
MDC Holdings, Inc.
  5.50% due 05/15/2013                           250,000       246,772
Pulte Homes, Inc.
  6.25% due 02/15/2013                           525,000       541,292
  7.875% due 08/01/2011                          380,000       425,518
  8.125% due 03/01/2011                          225,000       253,708
Technical Olympic USA, Inc.
  10.375% due 07/01/2012                         250,000       273,750
Toll Brothers, Inc.
  6.875% due 11/15/2012                          250,000       266,855
Williams Lyon Homes, Inc.
  10.75% due 04/01/2013                          245,000       269,500
                                                           -----------
                                                             2,717,290
HOTELS & RESTAURANTS - 0.26%
Boyd Gaming Corp.
  9.25% due 08/01/2009                           175,000       185,281
Buffets, Inc.
  11.25% due 07/15/2010                          150,000       158,250
Circus & Eldorado Joint Venture
  10.125% due 03/01/2012                         150,000       160,875
Harrah's Operating Company, Inc.
  5.50% due 07/01/2010                           390,000       396,745
Hilton Hotels Corp.
  7.625% due 12/01/2012                          170,000       194,084
  8.25% due 02/15/2011                          460,000       530,270
Starwood Hotels & Resorts Worldwide, Inc.
  7.875% due 05/01/2012                          120,000       131,100
                                                           -----------
                                                             1,756,605

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                         -------------   -----------
CORPORATE BONDS (CONTINUED)

INDUSTRIAL MACHINERY - 0.08%
Caterpillar Financial Services Corp.
  4.50% due 06/15/2009                   $     530,000   $   526,372

INSURANCE - 1.94%
ACE INA Holdings, Inc.
  5.875% due 06/15/2014                        360,000       366,370
Aetna, Inc.
  7.375% due 03/01/2006                        250,000       257,280
Assurant, Inc.
  5.625% due 02/15/2014                        470,000       477,205
CNA Financial Corp.
  5.85% due 12/15/2014                         750,000       743,778
  7.25% due 11/15/2023                         460,000       498,129
Liberty Mutual Group, Inc.
  6.50% due 03/15/2035                       1,200,000     1,154,186
Lincoln National Corp.
  6.20% due 12/15/2011                         380,000       404,781
MetLife, Inc.
  3.911% due 05/15/2005                        755,000       755,836
Monumental Global Funding
  2.88% due 05/19/2006 (b)                   2,270,000     2,267,716
  5.20% due 01/30/2007                       1,125,000     1,146,604
Nationwide Mutual Insurance Company
  7.875% due 04/01/2033                        170,000       204,495
North Front Pass-Through Trust
  5.81% due 12/15/2024 (b)                   1,130,000     1,118,653
Prudential Financial, Inc.
  4.75% due 04/01/2014                       1,370,000     1,325,204
Prudential Insurance Company
  6.375% due 07/23/2006                      1,050,000     1,084,244
Travelers Property Casualty Corp.
  6.375% due 03/15/2033                        670,000       691,319
XL Capital, Ltd.
  5.25% due 09/15/2014                         445,000       439,127
                                                         -----------
                                                          12,934,927
INTERNATIONAL OIL - 0.34%
Newfield Exploration Company
  8.375% due 08/15/2012                        200,000       216,000
Pemex Project Funding Master Trust
  4.31% due 06/15/2010(b)                      915,000       933,300
Ras Laffan Liquefied Natural Gas
  3.437% due 09/15/2009                      1,171,710     1,143,683
                                                         -----------
                                                           2,292,983
LEISURE TIME - 0.11%
Carmike Cinemas, Inc.
  7.50% due 02/15/2014                         150,000       147,187
Cinemark USA, Inc.
  9.00% due 02/01/2013                         100,000       108,500
Cinemark, Inc.
  zero coupon, Step up to 9.75% on
    03/15/2009 due 03/15/2014                   50,000        35,500
Mohegan Tribal Gaming Authority
  6.375% due 07/15/2009                        445,000       441,663
                                                         -----------
                                                             732,850

MANUFACTURING - 0.14%
Jacuzzi Brands, Inc.
  9.625% due 07/01/2010                        150,000       165,000
JSG Funding PLC
  7.75% due 04/01/2015                         450,000       418,500
Koppers, Inc.
  9.875% due 10/15/2013                        100,000       111,500
Terex Corp.
  9.25% due 07/15/2011                         200,000       218,000
                                                         -----------
                                                             913,000
MEDICAL-HOSPITALS - 0.09%
HCA, Inc.
  7.875% due 02/01/2011                        430,000       465,218
Tenet Healthcare Corp.
  9.875% due 07/01/2014                        135,000       140,400
                                                         -----------
                                                             605,618
MINING - 0.03%
Freeport-McMoRan Copper & Gold, Inc.
  10.125% due 02/01/2010                       190,000       210,900

PAPER - 0.70%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010                         150,000       152,250
International Paper Company
  5.85 due 10/30/2012                        2,200,000     2,292,741
Jefferson Smurfit Corp.
  7.50% due 06/01/2013                         200,000       199,000
Norske Skogindustrier ASA
  7.625% due 10/15/2011                      1,740,000     1,961,166
Temple-Inland, Inc.
  7.875% due 05/01/2012                         70,000        79,018
                                                         -----------
                                                           4,684,175
PHARMACEUTICALS - 0.21%
Hospira, Inc.
  5.90% due 06/15/2014                         420,000       437,185
Sobering Plough Corp.
  5.30% due 12/01/2013 (b)                     955,000       975,584
                                                         -----------
                                                           1,412,769
PUBLISHING - 0.02%
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013                  190,000       144,400
RAILROADS & EQUIPMENT - 0.03%
Union Pacific Railroad Company,
Series 2002-1
  6.061% due 01/17/2023                        175,000       186,270

REAL ESTATE - 0.48%
Crescent Real Estate Equities
  7.50% due 09/15/2007                          90,000        92,925
Developers Diversified Realty Company
  4.625% due 08/01/2010                      1,125,000     1,097,347
ERP Operating LP
  4.75% due 06/15/2009                         700,000       700,240
Hospitality Properties Trust, REIT
  6.75% due 02/15/2013                         640,000       686,923

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT         VALUE
                                         -------------   ------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Host Marriott LP, REIT
  7.125% due 11/01/2013                   $     90,000   $     89,325
Price, Inc., REIT
  7.50% due 11/05/2006                         500,000        527,578
                                                         ------------
                                                            3,194,338
RETAIL GROCERY - 0.09%
The Kroger Company
  7.50% due 04/01/2031                         520,000        594,159

RETAIL TRADE - 0.15%
Blockbuster, Inc.
  9.00% due 09/01/2012                         360,000        349,200
Payless Shoesource, Inc.
  8.25% due 08/01/2013                         250,000        256,250
Rite Aid Corp.
  6.875% due 08/15/2013                        260,000        241,800
Saks, Inc.
  7.50% due 12/01/2010                         150,000        145,500
                                                         ------------
                                                              992,750
SANITARY SERVICES - 0.15%
Allied Waste North America, Inc.,
Series B
  9.25% due 09/01/2012                         210,000        224,700
Waste Management, Inc.
  7.75% due 05/15/2032                         625,000        765,659
                                                         ------------
                                                              990,359
SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
  7.75% due 05/15/2013                         120,000        100,800

STEEL - 0.01%
Gerdau Ameristeel Corp.
  10.375% due 07/15/2011                        60,000         66,900

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.48%
Deutsche Telekom International
Finance B
  6.625% due 07/11/2011                EUR     100,000        152,361
  8.75% due 06/15/2030                   $     150,000        196,178
Dobson Communications Corp.
  10.875% due 07/01/2010                       270,000        238,950
SBC Communications, Inc.
  4.125% due 09/15/2009                        375,000        364,734
  5.10% due 09/15/2014                         815,000        794,365
  5.625% due 06/15/2016                        625,000        627,467
Singapore Telecommunications, Ltd.
  6.375% due 12/01/2011                        475,000        511,663
Telenet Group Holding NV
  zero coupon, Step up to 11.50% on
    12/15/2008 due 06/15/2014                  400,000        302,500
                                                         ------------
                                                            3,188,218
TELEPHONE - 1.41%
AT&T Corp.
  8.35% due 01/15/2025                         380,000        392,825
Bellsouth Corp.
  4.20% due 09/15/2009                         625,000        610,721
Cincinnati Bell, Inc.
  7.25% due 07/15/2013                          80,000         79,600
France Telecom SA
  8.75% due 03/01/2031 (b)                     710,000        934,468
NTL Cable PLC
  8.75% due 04/15/2014                          75,000         80,813
Qwest Capital Funding, Inc.
  7.90% due 08/15/2010                         280,000        268,100
Qwest Services Corp.
  13.50% due 12/15/2010                        285,000        329,888
Sprint Capital Corp.
  6.375% due 05/01/2009                        625,000        660,141
  6.875% due 11/15/2028                      2,175,000      2,328,535
Telecom Italia Capital SA
  4.00% due 11/15/2008                       1,000,000        973,852
  4.00% due 01/15/2010                         790,000        755,255
  4.95% due 09/30/2014                       1,190,000      1,139,908
Verizon New York, Inc.
  6.875% due 04/01/2012                        780,000        850,210
                                                         ------------
                                                            9,404,316
TRANSPORTATION - 0.03%
Overseas Shipholding Group, Inc.
  8.25% due 03/15/2013                         150,000        160,500
TFM SA de CV
  10.25% due 06/15/2007                         50,000         53,000
                                                         ------------
                                                              213,500
                                                         ------------
TOTAL CORPORATE BONDS
(Cost $172,099,407)                                      $170,964,627
                                                         ------------
MUNICIPAL BONDS - 0.10%

WISCONSIN - 0.10%
Badger Tobacco Asset Securitization
Corp.
  6.125% due 06/01/2027                        680,000        690,356
                                         -------------   ------------
TOTAL MUNICIPAL BONDS (Cost $651,742)                    $    690,356
                                                         ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.19%
Bank of America Commercial Mortgage,
 Inc.,
  Series 2001-3, Class A1
  4.89% due 04/11/2037                       1,090,355      1,095,730
Chase Commercial Mortgage Securities
 Corp.,
  Series 2000-2, Class C
  7.928% due 07/15/2032                      1,500,000      1,715,239
Commercial Mortgage Pass-Through
Certificate,
  Series 2003-LB1A, Class A2
  4.084% due 06/10/2038                      2,525,000      2,373,993
CS First Boston Mortgage Securities
 Corp.,
  Series 2001-CF2, Class A2
  5.935% due 02/15/2034                      3,175,000      3,211,334
CS First Boston Mortgage Securities
 Corp.,
  Series 2001-CF2, Class A3
  6.238% due 02/15/2034                      1,185,000      1,234,574
CS First Boston Mortgage Securities
Corp.,
  Series 2001-CKN5, Class A4
  5.435% due 09/15/2034                      1,750,000      1,806,689

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                 ----------  ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
CS First Boston Mortgage Securities Corp.,
  Series 2001-CP4, Class A4
  6.18% due 12/15/2035                           $1,625,000  $  1,733,475
CS First Boston Mortgage Securities Corp.,
  Series 2002-CKN2, Class A3
  6.133% due 04/15/2037                           1,000,000     1,066,472
CS First Boston Mortgage Securities Corp.,
  Series 2004-C4, Class A4
  4.283% due 10/15/2039                             550,000       531,691
FHLMC Structured Pass Through Securities,
  Series T-41, Class 3A
  7.50% due 07/25/2032                              463,057       487,567
First Union National Bank Commercial Mortgage
  Trust, Series 2001-C2, Class A1
  6.204% due 01/12/2043                           2,678,039     2,786,342
First Union National Bank Commercial Mortgage
  Trust, Series 2002-C1, Class A1
  5.585% due 02/12/2034                             855,513       880,107
GE Capital Commercial Mortgage Corp.,
  Series 2001-1, Class A1
  6.079% due 05/15/2033                             155,775       161,534
GE Capital Commercial Mortgage Corp.,
  Series 2001-3, Class A2
  6.07% due 06/10/2038                            1,125,000     1,201,324
GE Capital Commercial Mortgage Corp.,
  Series 2002-2A, Class A3
  5.349% due 08/11/2036                             750,000       767,325
GMAC Commercial Mortgage Securities, Inc.,
  Series 1997-C1, Class A3
  6.869% due 07/15/2029                             275,439       288,248
GMAC Commercial Mortgage Securities, Inc.,
  Series 2001-C1, Class A1
  5.988% due 04/15/2034                           5,260,713     5,355,535
Greenwich Capital Commercial Funding Corp.,
  Series 2002-C1, Class A2
  4.112% due 01/11/2017                           2,383,818     2,343,724
Hilton Hotels Pool Trust, Series 2000-HL TA,
  Class B
  3.22% due 10/03/2015 (b)                          335,000       337,906
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2002-C1, Class A3
  5.376% due 07/12/2037                           2,620,000     2,690,791
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2004-CBX, Class A2
  3.89% due 01/12/2037                              750,000       733,546
LB-UBS Commercial Mortgage Trust,
  Series 2002-C1, Class A4
  6.462% due 03/15/2031                           1,500,000     1,638,992
Merrill Lynch Mortgage Investors, Inc.,
  Series 1995-C2, Class A1
  6.334% due 06/15/2021 (b)                          67,757        68,447
Merrill Lynch Mortgage Investors, Inc.,
  Series 1997-C1, Class A3
  7.12% due 06/18/2029                              181,459       187,999
Morgan Stanley Capital I, Series 2003-KIDS,
  Class A
  3.48% due 07/14/2016 (b)                          432,897       434,147
Salomon Brothers Mortgage Securities VII,
  Series 2000-C3, Class A2
  6.592% due 12/18/2033                             610,000       657,816
Salomon Brothers Mortgage Securities VII,
  Series 2001-C1, Class A2
  6.226% due 12/18/2035                           1,400,168     1,444,596
Salomon Brothers Mortgage Securities VII,
  Series 2001-C1, Class A3
  6.428% due 12/18/2035                           1,250,000     1,344,442
Structured Asset Securities Corp.,
  Series 1998-RF2, Class A
  8.561% due 07/15/2027 (b)                         747,526       776,303
Washington Mutual, Series 2005-1, Class 6A1
  6.50% due 03/25/2035                            1,908,467     1,971,193
                                                 ----------  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,938,251)                                           $ 41,327,081
                                                 ----------  ------------

ASSET BACKED SECURITIES - 4.43%
ARG Funding Corp., Series 2005-2A, Class A1
  4.54% due 05/20/2009                            1,630,000     1,629,747
California Infrastructure Development PG&E-1,
  Series 1997-1, Class A7
  6.42% due 09/25/2008                              571,177       583,420
Centex Home Equity, Series 2004-D, Class AF4
  4.68% due 06/25/2032                              780,000       771,591
Chase Funding Mortgage Loan Asset Backed
  Trust, Series 2003-1, Class 1A3
  3.14% due 07/25/2023                              157,356       156,993
Chase Funding Mortgage Loan Asset Backed
  Trust, Series 2003-2, Class 1A3
  2.864% due 12/25/2024                             342,596       341,092
Countrywide Asset-Backed Certificates,
  Series 2004-10, Class AF3
  3.842% due 10/25/2030                             775,000       758,501
Countrywide Asset-Backed Certificates,
  Series 2004-12, Class 2AV2
  3.13% due 09/25/2033 (b)                        1,625,000     1,628,842
Countrywide Home Loans, Series 2005-12,
  Class 2A5
  5.50% due 05/25/2035                              800,000       814,062
Drivetime Auto Owner Trust, Series 2004-A,
  Class A3
  2.419% due 08/15/2008                           1,350,000     1,325,110
Government Lease Trust, Series 1999-GSA1,
  Class A2
  6.18% due 05/18/2005                              156,772       156,740
IndyMac Home Equity Loan Asset-Backed Trust,
  Series 2004-B, Class A2B
  3.21% due 11/25/2034 (b)                          750,000       752,812
Morgan Stanley ABS Capital I,
  Series 2004-OP1, Class A2B
  3.14% due 11/25/2034 (b)                        1,500,000     1,505,641
New Century Home Equity Loan Trust,
  Series 2004-A, Class AII5
  5.25% due 08/25/2034                              990,000       984,403

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       -----------  -----------
ASSET BACKED SECURITIES
(CONTINUED)
Onyx Acceptance Auto Trust, Series 2002-C,
  Class A4
  4.07% due 04/15/2009                                  $  674,037  $    675,229
Peco Energy Transition Trust, Series 1999-A,
  Class A7
  6.13% due 03/01/2009                                   1,440,000     1,507,514
PG&E Energy Recovery Funding LLC,
  Series 2005-1, Class A3
  4.14% due 09/25/2012                                   1,120,000     1,103,071
Residential Accredit Loans, Inc.,
  Series 2004-QS16, Class 1A1
  5.50% due 12/25/2034                                   2,150,029     2,170,205
Residential Asset Mortgage Products, Inc.,
  Series 2004-RS9, Class AI4
  4.767% due 10/25/2032                                  1,125,000     1,114,257
Residential Asset Mortgage Products, Inc.,
  Series 2004-RZ3, Class AI4
  4.572% due 05/25/2033                                    650,000       634,360
Residential Asset Securities Corp.,
  Series 1999-KS4, Class AI4
  7.22% due 06/25/2028                                     266,932       272,107
Specialty Underwriting & Residential Finance,
  Series 2004-BC4, Class A2B
  3.16% due 10/25/2035 (b)                               1,750,000     1,752,117
Structured Asset Investment Loan Trust,
  Series 2004-8, Class A13
  3.15% due 09/25/2034 (b)                               2,750,000     2,760,905
Structured Asset Investment Loan Trust,
  Series 2004-8, Class A7
  3.15% due 09/25/2034 (b)                               1,500,000     1,504,644
USAA Auto Owner Trust, Series 2004-3, Class A3
  3.16% due 02/17/2009                                   1,450,000     1,429,116
Vanderbilt Acquisition Loan Trust,
  Series 2002-1, Class A3
  5.70% due 09/07/2023                                     750,000       761,711
Wells Fargo Home Equity Trust, Series 2004-2,
  Class AI5
  4.89% due 11/25/2028                                   2,500,000     2,482,528
                                                        ----------  ------------
TOTAL ASSET BACKED SECURITIES
(Cost $29,836,849)                                                  $ 29,576,718
                                                        ----------  ------------

SHORT TERM INVESTMENTS - 0.08%
State Street Navigator Securities
  Lending Prime Portfolio (c)                           $  558,150  $    558,150
                                                        ----------  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $558,150)                                                     $    558,150
                                                        ----------  ------------
REPURCHASE AGREEMENTS - 4.59%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $30,630,064 on
  04/01/2005, collateralized by
  $31,360,000 U.S. Treasury Notes, 2.50% due
  05/31/2006 (valued at
  $31,242,400, including interest)                      30,629,000    30,629,000
                                                        ----------  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $30,629,000)                                                  $ 30,629,000
                                                        ----------  ------------
TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
  (COST $682,748,227) - 101.59%                                     $678,501,059
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.59)%                      (10,617,015)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $667,884,044
                                                                    ============

INVESTMENT QUALITY BOND TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      ------------  ------------
U.S. TREASURY OBLIGATIONS - 16.40%
TREASURY INFLATION PROTECTED
SECURITIES (d) - 4.07%
  1.875% due 07/15/2013                               $ 13,388,105  $ 13,621,526
  2.00% due 07/15/2014                                   5,058,100     5,166,470
                                                                    ------------
                                                                      18,787,996
U.S. TREASURY BONDS - 12.33%
  6.25% due 08/15/2023                                   1,535,000     1,787,256
  6.75% due 08/15/2026                                   1,000,000     1,245,273
  7.50% due 11/15/2016                                   3,600,000     4,513,500
  7.875% due 02/15/2021                                  7,500,000    10,015,432
  8.125% due 08/15/2021                                 14,920,000    20,431,075
  8.125% due 08/15/2019 ****                             6,550,000     8,812,056
  8.75% due 05/15/2017 to 08/15/2020                     2,000,000     2,800,040
  8.875% due 08/15/2017 to 02/15/2019                    5,225,000     7,386,893
                                                                    ------------
                                                                      56,991,525
                                                      ------------  ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,763,061)                                                  $ 75,779,521
                                                      ------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.27%
FEDERAL HOME LOAN BANK - 0.81%
  5.75% due 05/15/2012                                     575,000       614,379
  5.80% due 09/02/2008                                   3,000,000     3,140,784
                                                                    ------------
                                                                       3,755,163

FEDERAL HOME LOAN MORTGAGE CORP. - 2.40%
  4.00% due 11/15/2019                                   1,000,000       937,500
  5.25% due 01/15/2006                                   6,000,000     6,075,906
  6.30% due 03/15/2023                                     134,422       136,936
  6.50% due 04/01/2029 to 07/01/2034                       472,370       490,915
  6.625% due 09/15/2009                                  3,000,000     3,260,559
  7.50% due 06/01/2010 to 05/01/2028                       181,924       194,264
                                                                    ------------
                                                                      11,096,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                      -----------  ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.19%
  4.685% due 05/01/2013                               $ 1,658,817  $  1,644,965
  5.00% due 03/01/2019 to 06/01/2019                   17,362,008    17,361,891
  5.636% due 12/01/2011                                 1,705,508     1,773,450
  5.77% due 03/01/2009                                  2,672,509     2,765,951
  5.885% due 11/01/2011                                 2,181,045     2,318,027
  6.047% due 03/01/2012                                 1,140,311     1,211,396
  6.085% due 10/01/2011                                 1,210,468     1,282,003
  6.125% due 03/15/2012                                 3,000,000     3,246,159
  6.18% due 07/01/2008                                    333,613       347,131
  6.27% due 11/01/2007                                  1,517,942     1,570,358
  6.28% due 04/01/2011                                  1,000,000     1,068,389
  6.34% due 01/01/2008                                    255,157       264,817
  6.43% due 01/01/2008                                    291,184       302,899
  6.44% due 02/01/2011                                  3,551,686     3,804,524
  6.447% due 01/01/2008                                 1,374,392     1,430,195
  6.46% due 06/01/2009                                  1,401,201     1,484,521
  6.50% due 09/01/2031                                      2,088         2,172
  6.625% due 09/15/2009                                 5,000,000     5,432,165
  6.842% due 10/01/2007                                   133,593       138,881
  7.00% due 06/01/2029                                      5,228         5,519
  7.04% due 03/01/2007                                    345,617       358,638
  3.125% due 12/15/2007                                 4,000,000     3,894,368
                                                                   ------------
                                                                     51,708,419

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.73%
  6.00% due 08/15/2008 to 03/15/2033                    1,680,893     1,733,349
  6.50% due 07/15/2008 to 01/15/2033                    1,317,099     1,377,804
  7.00% due 04/15/2023 to 03/15/2029                    3,286,473     3,482,943
  7.50% due 06/15/2022 to 10/15/2029                    1,243,396     1,339,369
  8.00% due 07/15/2030 to 10/15/2030                       41,825        45,095
                                                                   ------------
                                                                      7,978,560

HOUSING & URBAN DEVELOPMENT - 0.14%
  7.498% due 08/01/2011                                   600,000       664,193
                                                       ----------  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $76,500,638)                                                 $ 75,202,415
                                                                   ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.38%

RUSSIA - 0.11%
Russian Federation, Series REGS
  5.00%, Step up to 7.50% on 03/31/2007
     due 03/31/2030                                       500,000       512,250

SOUTH AFRICA - 0.12%
Republic of South Africa
  7.375% due 04/25/2012                                   510,000       561,000

TRINIDAD AND TOBAGO - 0.15%
Republic of Trinidad & Tobago
  9.75% due 07/01/2020                                    500,000       675,000
                                                       ----------  ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,390,449)                                                  $  1,748,250
                                                                   ------------

CORPORATE BONDS - 48.39%
ADVERTISING - 0.01%
Advanstar Communications, Inc.
  10.75% due 08/15/2010                                    35,000        38,937

AEROSPACE - 0.22%
Argo Tech Corp.
  9.25% due 06/01/2011                                     35,000        37,625
Moog, Inc.
  6.25% due 01/15/2015                                      5,000         4,900
Northrop Grumman Corp.
  7.875% due 03/01/2026                                   115,000       144,428
Raytheon Company
  4.85% due 01/15/2011                                    800,000       797,333
Sequa Corp.
  9.00% due 08/01/2009                                     50,000        53,500
                                                                   ------------
                                                                      1,037,786

AGRICULTURE - 0.50%
Archer-Daniels-Midland Company
  6.75% due 12/15/2027                                  1,000,000     1,150,848
Monsanto Company
  7.375% due 08/15/2012                                 1,000,000     1,151,733
United Agri Products, Inc.
  8.25% due 12/15/2011                                     22,000        22,880
                                                                   ------------
                                                                      2,325,461

AIR TRAVEL - 0.90%
American Airlines
  3.857% due 07/09/2010                                   223,540       216,765
Continental Airlines, Series 1997-4, Class 4A
  6.90% due 01/02/2018                                  1,054,378     1,034,589
Continental Airlines, Series 981A
  6.648% due 09/15/2017                                   787,369       747,280
Delta Air Lines Inc., Class G-l, Series 2002-1
  6.718% due 01/02/2023                                   830,758       864,081
Northwest Airlines Corp., Series 2000-1
  8.072% due 04/01/2021                                   746,377       815,417
Northwest Airlines Corp., Series 992A
  7.575% due 03/01/2019                                   214,045       216,419
Southwest Airlines Company
  5.25% due 10/01/2014 (a)                                255,000       245,773
                                                                   ------------
                                                                      4,140,324

ALUMINUM - 0.35%
Alcan Aluminum, Ltd.
  6.125% due 12/15/2033                                   200,000       212,213
  6.45% due 03/15/2011 (a)                                440,000       480,068
Alcoa, Inc.
  6.75% due 01/15/2028                                    800,000       935,828
                                                                   ------------
                                                                      1,628,109

AUTO PARTS - 0.13%
ArvinMeritor, Inc.
  8.75% due 03/01/2012 (a)                                100,000       104,000
Dana Corp.
  7.00% due 03/01/2029                                    325,000       285,408
Dura Operating Corp., Series B
  8.625% due 04/15/2012 (a)                                35,000        32,288
Tenneco Automotive, Inc.
  10.25% due 07/15/2013 (a)                                20,000        22,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT         VALUE
                                                     -----------   -----------
CORPORATE BONDS (CONTINUED)

AUTO PARTS (CONTINUED)
TRW Automotive, Inc.
  11.00% due 02/15/2013 (a)                          $    65,000   $    72,800
United Rentals North America, Inc.
  6.50% due 02/15/2012                                    80,000        77,800
Visteon Corp.
  7.00% due 03/10/2014 (a)                                25,000        21,500
                                                                    ----------
                                                                       616,096
AUTO SERVICES - 0.00%
Navistar International Corp.
  6.25% due 03/01/2012                                    20,000        19,000

AUTOMOBILES - 0.84%
Chrysler Corp.
  7.45% due 02/01/2097                                 1,000,000     1,028,812
DaimlerChrysler North America Holding
  4.75% due 01/15/2008                                 1,150,000     1,144,555
General Motors Corp.
  8.25% due 07/15/2023                                 1,975,000     1,706,072
                                                                    ----------
                                                                     3,879,439
BANKING - 6.03%
American Express Centurion Bank
  4.375% due 07/30/2009                                  500,000       496,072
Bank of America Corp.
  4.375% due 12/01/2010 (a)                            1,750,000     1,723,017
  7.40% due 01/15/2011                                 1,500,000     1,691,016
Bayerische Landesbank Girozentrale
  5.65% due 02/01/2009 (a)                               200,000       208,090
Chase Manhattan Corp.
  7.00% due 11/15/2009                                 1,000,000     1,087,816
Chevy Chase Bank FSB
  6.875% due 12/01/2013                                   40,000        41,400
Citicorp
  6.375% due 11/15/2008                                  600,000       638,375
Credit National
  7.00% due 11/14/2005                                 1,300,000     1,323,036
First Financial Caribbean Corp.
  7.84% due 10/10/2006                                   810,000       842,100
First Massachusetts Bank NA
  7.625% due 06/15/2011                                1,000,000     1,138,609
First Republic Bank of San Francisco
  7.75% due 09/15/2012                                   825,000       882,750
First Union National Bank Chase
  6.645% due 06/15/2031                                3,000,000     3,202,631
First Union National Bank, Series BKNT
  6.919% due 12/15/2036                                  500,000       592,411
  7.80% due 08/18/2010                                 1,500,000     1,718,233
Frost National Bank
  6.875% due 08/01/2011                                1,000,000     1,091,961
HBOS PLC MTN
  6.00% due 11/01/2033                                   820,000       858,501
Huntington National Bank
  4.90% due 01/15/2014                                   500,000       482,885
National Australia Bank Ltd.
  8.60% due 05/19/2010                                   175,000       204,307
National City Corp.
  6.875% due 05/15/2019                                1,000,000     1,134,743

BANKING (CONTINUED)
NBD Bancorp
  8.25% due 11/01/2024                                 2,000,000     2,572,660
Regions Financial Corp.
  7.00% due 03/01/2011                                    95,000       104,879
Republic New York Corp.
  9.50% due 04/15/2014                                 1,000,000     1,285,512
Royal Bank Scotland Group PLC
  6.40% due 04/01/2009                                 2,750,000     2,918,237
Sanwa Bank Limited New York Branch
  7.40% due 06/15/2011                                   450,000       500,136
Wells Fargo Bank NA
  7.55% due 06/21/2010                                 1,000,000     1,128,056
                                                                   -----------
                                                                    27,867,433
BROADCASTING - 1.27%
Canwest Media, Inc.
  10.625% due 05/15/2011                                  75,000        81,750
Chancellor Media Corp.
  8.00% due 11/01/2008                                   400,000       431,124
Clear Channel Communications, Inc.
  7.65% due 09/15/2010 (a)                               675,000       738,937
Comcast Cable Communications
  8.50% due 05/01/2027                                 1,400,000     1,797,179
Corus Entertainment, Inc.
  8.75% due 03/01/2012 (a)                                65,000        69,713
Grupo Televisa S.A.
  8.50% due 03/11/2032 (a)                               300,000       342,000
Liberty Media Corp.
  5.70% due 05/15/2013                                    30,000        28,276
  7.875% due 07/15/2009                                   15,000        16,235
  8.25% due 02/01/2030                                    10,000        10,140
News America Holdings, Inc.
  7.75% due 01/20/2024 (a)                               950,000     1,103,854
Quebecor Media, Inc.
  zero coupon, Step up to 13.75% on
     07/15/06 due 07/15/2011                              85,000        83,300
  11.125% due 07/15/2011                                 110,000       121,550
Radio One, Inc.
  6.375% due 02/15/2013                                    5,000         4,913
Viacom, Inc.
  7.75% due 06/01/2005                                 1,035,000     1,041,865
                                                                   -----------
                                                                     5,870,836
BUILDING MATERIALS & CONSTRUCTION - 0.90%
American Standard, Inc.
  7.375% due 02/01/2008                                  450,000       481,212
Lowe's Companies, Inc.
  6.50% due 03/15/2029 (a)                             1,100,000     1,232,965
  7.50% due 12/15/2005                                   350,000       359,079
Masco Corp.
  5.75% due 10/15/2008                                   700,000       725,680
SCL Terminal Aereo Santiago SA
  6.95% due 07/01/2012                                 1,305,409     1,360,105
                                                                   -----------
                                                                     4,159,041
BUSINESS SERVICES - 0.33%
Federal Express Corp., Series 1998 1A
  6.72% due 01/15/2022                                 1,233,175     1,387,742

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                     ---------   ----------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Xerox Corp.
  7.20% due 04/01/2016                               $ 115,000   $  118,450
                                                                 ----------
                                                                  1,506,192

CABLE AND TELEVISION - 0.64%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                                210,000      246,701
Cablevision Systems Corp.
  8.00% due 04/15/2012                                 100,000      102,750
Cox Communications, Inc.
  7.125% due 10/01/2012                                615,000      670,715
Cox Enterprises, Inc.
  4.375% due 05/01/2008                                475,000      468,320
CSC Holdings, Inc.
  7.625% due 07/15/2018                                 50,000       52,000
EchoStar DBS Corp.
  6.375% due 10/01/2011                                160,000      156,800
Lodgenet Entertainment Corp.
  9.50% due 06/15/2013                                  30,000       32,700
Mediacom Broadband LLC
  11.00% due 07/15/2013 (a)                             35,000       37,450
Mediacom LLC/Mediacom Capital Corp.
  9.50% due 01/15/2013 (a)                              30,000       29,925
Rogers Cable, Inc.
  6.25% due 06/15/2013                                  80,000       77,600
Shaw Communications, Inc.
  8.25% due 04/11/2010                                  35,000       38,500
Sinclair Broadcast Group, Inc.
  8.00% due 03/15/2012                                  45,000       45,900
TCI Communications, Inc.
  8.75% due 08/01/2015                                 800,000    1,000,447
                                                                 ----------
                                                                  2,959,808

CELLULAR COMMUNICATIONS - 0.82%
AT&T Wireless Services, Inc.
  7.875% due 03/01/2011                                700,000      796,175
  8.125% due 05/01/2012                                420,000      490,655
  8.75% due 03/01/2031                                 500,000      659,655
Cingular Wireless LLC
  7.125% due 12/15/2031                                500,000      560,624
Dobson Cellular Systems, Inc.
  8.375% due 11/01/2011                                 40,000       40,800
Nextel Communications, Inc.
  7.375% due 08/01/2015                                 55,000       58,094
Rogers Wireless, Inc.
  9.625% due 05/01/2011                                205,000      232,675
Vodafone Group PLC
  7.75% due 02/15/2010                                 825,000      931,773
                                                                 ----------
                                                                  3,770,451

CHEMICALS - 0.36%
Acetex Corp.
  10.875% due 08/01/2009                                30,000       31,875
Arco Chemical Company
  9.80% due 02/01/2020 (a)                              80,000       90,400
Dow Chemical Company
  5.75% due 12/15/2008                                 400,000      415,475
  6.00% due 10/01/2012                                 400,000      426,380

CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Equistar Chemicals LP
  10.625% due 05/01/2011                                60,000       67,350
IMC Global, Inc.
  7.30% due 01/15/2028                                  25,000       25,375
IMC Global, Inc., Series B
  10.875% due 06/01/2008                               325,000      373,750
  11.25% due 06/01/2011                                 30,000       33,450
Lyondell Chemical Company, Series A
  9.625% due 05/01/2007                                 70,000       75,075
Methanex Corp.
  8.75% due 08/15/2012                                  30,000       34,650
Millennium America, Inc.
  9.25% due 06/15/2008                                  35,000       37,538
Nalco Company
  7.75% due 11/15/2011                                  35,000       36,400
                                                                 ----------
                                                                  1,647,718
COAL - 0.00%
Massey Energy Company
  6.625% due 11/15/2010 (a)                             20,000       20,100

COMPUTERS & BUSINESS EQUIPMENT - 0.13%
Computer Sciences Corp.
  7.375% due 06/15/2011                                145,000      163,906
Hewlett Packard Company
  6.50% due 07/01/2012 (a)                             400,000      436,208
                                                                 ----------
                                                                    600,114

CONTAINERS & GLASS - 0.07%
Anchor Glass Container Corp.
  11.00% due 02/15/2013 (a)                             45,000       40,612
Crown European Holdings SA
  10.875% due 03/01/2013                                60,000       69,600
Owens Brockway Glass Container
  8.25% due 05/15/2013                                 125,000      132,188
Stone Container Corp.
  9.25% due 02/01/2008                                  75,000       79,875
                                                                 ----------
                                                                    322,275

CORRECTIONAL FACILITIES - 0.00%
Corrections Corp. of America
  6.25% due 03/15/2013                                  15,000       14,400

CRUDE PETROLEUM & NATURAL GAS - 0.17%
Burlington Resources Finance Company
  7.40% due 12/01/2031                                 625,000      760,764
Premcor Refining Group, Inc.
  6.75% due 05/01/2014                                  35,000       35,000
                                                                 ----------
                                                                    795,764

DOMESTIC OIL - 0.91%
Amerada Hess Corp.
  7.30% due 08/15/2031                                  20,000       22,554
Chesapeake Energy Corp.
  7.50% due 09/15/2013                                  25,000       26,375
Delta Petroleum Corp.
  7.00% due 04/01/2015                                   5,000        4,825
Devon Financing Corp., ULC
  6.875% due 09/30/2011                              1,150,000    1,266,182

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ----------  -----------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Magnum Hunter Resources, Inc.
  9.60% due 03/15/2012                               $   19,000  $    21,280
Motiva Enterprises LLC
  5.20% due 09/15/2012                                1,100,000    1,114,038
Pemex Project Funding Master Trust
  8.625% due 02/01/2022                               1,000,000    1,136,250
Range Resources Corp.
  6.375% due 03/15/2015                                   5,000        4,800
Valero Energy Corp.
  8.75% due 06/15/2030                                  465,000      623,228
                                                                 -----------
                                                                   4,219,532
DRUGS & HEALTH CARE - 0.35%
Allegiance Corp.
  7.00% due 10/15/2026                                  225,000      245,379
Beckman Instruments, Inc.
  7.45% due 03/04/2008                                1,065,000    1,147,823
Biovail Corp.
  7.875% due 04/01/2010 (a)                              75,000       74,625
Rite Aid Corp.
  8.125% due 05/01/2010                                 135,000      137,025
                                                                 -----------
                                                                   1,604,852
ELECTRICAL EQUIPMENT - 0.42%
Energy Corp. of America, Inc. Series A
  9.50% due 05/15/2007 (a)                              150,000      147,750
Exelon Generation Company LLC
  5.35% due 01/15/2014                                  650,000      652,383
Nisource Finance Corp.
  3.20% due 11/01/2006                                  600,000      588,053
Northern States Power-Minnesota
  6.50% due 03/01/2028                                  500,000      561,408
Teco Energy, Inc.
  7.00% due 05/01/2012                                    5,000        5,219
                                                                 -----------
                                                                   1,954,813
ELECTRICAL UTILITIES - 4.21%
AES Corp.
  9.00% due 05/15/2015                                  110,000      121,000
Alabama Power Company
  5.875% due 12/01/2022                                 470,000      491,556
American Electric Power, Inc., Series A
  6.125% due 05/15/2006                               2,000,000    2,044,476
Arizona Public Service Company
  6.375% due 10/15/2011                               1,000,000    1,080,034
Avista Corp.
  9.75% due 06/01/2008                                  130,000      148,098
Carolina Power & Light Company
  6.50% due 07/15/2012                                1,450,000    1,572,360
CMS Energy Corp.
  8.50% due 04/15/2011                                   30,000       32,400
Commonwealth Edison Company
  6.15% due 03/15/2012 (a)                              315,000      340,508
Duke Energy Corp.
  5.375% due 01/01/2009                               1,000,000    1,023,992
Edison Mission Energy
  9.875% due 04/15/2011 (a)                             100,000      115,500
Florida Power & Light Company
  5.85% due 02/01/2033 (a)                              230,000      242,533
Midwest Generation LLC
  8.75% due 05/01/2034                                   45,000       50,175
Nevada Power Company
  9.00% due 08/15/2013                                   35,000       39,287
  10.875% due 10/15/2009                                110,000      123,200
New York State Electric & Gas Corp.
  5.75% due 05/01/2023                                  550,000      562,676
NSTAR
  8.00% due 02/15/2010                                2,000,000    2,274,192
Ohio Edison Company
  4.00% due 05/01/2008 (a)                            1,200,000    1,175,154
Old Dominion Electric Coop.
  6.25% due 06/01/2011                                1,045,000    1,130,430
Oncor Electric Delivery Company
  6.375% due 05/01/2012                                 615,000      659,306
Pacificorp Australia LLC
  6.15% due 01/15/2008                                  825,000      861,617
Pacificorp Secured MTN
  6.375% due 05/15/2008                               1,000,000    1,056,196
PSEG Power LLC
  8.625% due 04/15/2031                                 590,000      783,466
Puget Sound Energy, Inc.
  7.00% due 03/09/2029                                  400,000      460,854
Southern California Edison Company
  6.00% due 01/15/2034                                  750,000      778,741
Texas Genco LLC/Texas Genco Financing Corp.
  6.875% due 12/15/2014                                  55,000       55,138
TXUCorp.
  4.80% due 11/15/2009                                  550,000      532,823
  5.55% due 11/15/2014                                  125,000      118,601
  6.50% due 11/15/2024                                  550,000      525,585
Wisconsin Electric Power Company
  6.50% due 06/01/2028                                  700,000      794,365
Wisconsin Energy Corp.
  6.20% due 04/01/2033                                  250,000      272,349
                                                                 -----------
                                                                  19,466,612

ELECTRONICS - 0.05%
Sanmina-SCI Corp.
  6.75% due 03/01/2013                                   10,000        9,375
  10.375% due 01/15/2010                                125,000      140,000
Solectron Corp.
  9.625% due 02/15/2009 (a)                              60,000       64,650
                                                                 -----------
                                                                     214,025

ENERGY - 0.41%
Alliant Energy Resources, Inc.
  9.75% due 01/15/2013                                  450,000      575,722
Aquila, Inc.
  9.95 due 02/01/2011                                    80,000       89,600
Midamerican Funding LLC
  6.75% due 03/01/2011                                1,000,000    1,084,359
Peabody Energy Corp.
  6.875% due 03/15/2013                                  85,000       87,550

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     -----------   -------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Reliant Energy, Inc.
  6.75% due 12/15/2014                               $    40,000   $   37,300
                                                                   ----------
                                                                    1,874,531

FINANCIAL SERVICES - 11.40%
Aiful Corp.
  4.45% due 02/16/2010                                   200,000      195,241
American Financial Group, Inc.
  7.125% due 04/15/2009                                  340,000      365,881
Amerus Capital I
  8.85% due 02/01/2027                                   750,000      834,690
Arch Western Finance
  6.75 due 07/01/2013                                     50,000       50,250
Associates Corp. of North America
  8.55% due 07/15/2009                                   600,000      686,608
BanPonce Financial Corp.
  6.80% due 12/21/2005                                   260,000      264,374
Beneficial Corp.
  8.40% due 05/15/2008                                   350,000      386,133
Capital One Multi Asset Execution Trust
  3.65% due 07/15/2011                                 3,075,000    2,999,323
CB Richard Ellis Services, Inc.
  9.75% due 05/15/2010                                     8,000        9,040
CIT Group, Inc.
  6.50% due 02/07/2006                                 1,000,000    1,022,094
  7.625% due 08/16/2005                                  250,000      253,941
Commercial Credit Group, Inc.
  7.375% due 04/15/2005                                1,000,000    1,001,203
Credit Suisse First Boston USA, Inc.
  6.125% due 11/15/2011                                1,300,000    1,379,231
Equitable Companies, Inc.
  7.00% due 04/01/2028                                 1,000,000    1,148,515
Erac USA Finance Company
  8.00% due 01/15/2011                                 2,100,000    2,418,755
Farmers Exchange Capital
  7.05% due 07/15/2028                                   425,000      443,788
Ford Motor Credit Company
  7.375% due 10/28/2009                                3,700,000    3,716,169
  7.875% due 06/15/2010                                2,050,000    2,087,066
General Electric Capital Assurance Company,
  Series 2003-1 Class A5
  5.743% due 05/12/2035                                  660,000      685,255
General Electric Capital Corp.
  6.125% due 02/22/2011                                  500,000      534,132
General Electric Capital Corp., MTN
  6.75% due 03/15/2032                                 2,475,000    2,856,949
General Motors Acceptance Corp.
  6.875% due 09/15/2011                                1,000,000      904,841
Goldman Sachs Group, Inc.
  6.125% due 02/15/2033                                  955,000      978,994
Hartford Financial Services Group, Inc.
  7.90% due 06/15/2010                                   200,000      224,628
Household Finance Corp.
  6.375% due 11/27/2012                                  815,000      881,202
  7.00% due 05/15/2012                                   985,000    1,098,006
International Lease Finance Corp.
  5.75% due 10/15/2006 (a)                               700,000      717,884
John Deere Capital Corp.
  7.00% due 03/15/2012                                   400,000      449,188
JP Morgan Chase Capital XV
  5.875% due 03/15/2035                                  500,000      482,855
JSG Funding PLC
  9.625% due 10/01/2012                                   40,000       43,000
Lehman Brothers Holdings, Inc.
  4.375% due 11/30/2010                                  500,000      487,300
Manufacturers & Traders Trust Company
  8.00% due 10/01/2010                                 1,250,000    1,443,555
Marsh & McLennan Companies, Inc.
  5.875% due 08/01/2033                                  500,000      455,531
  7.125% due 06/15/2009                                1,145,000    1,234,580
Mizuho Financial Group Cayman, Ltd.
  5.79% due 04/15/2014                                   900,000      911,970
Morgan Stanley
  6.75% due 04/15/2011                                   790,000      861,038
Morgan Stanley Capital I, Inc.
  6.21% due 11/15/2031                                 3,000,000    3,151,710
Morgan Stanley Dean Witter
  6.60% due 04/01/2012                                 1,000,000    1,091,575
Nationwide Financial Services, Inc.
  6.25% due 11/15/2011                                   710,000      763,624
Pemex Finance, Ltd.
  8.875% due 11/15/2010                                  650,000      746,161
Pemex Project Funding Master Trust
  9.125% due 10/13/2010                                1,000,000    1,155,000
Private Export Funding Corp., Series WW
  6.62% due 10/01/2005                                 2,000,000    2,031,834
Sun Canada Financial Company
  7.25% due 12/15/2015                                 1,700,000    1,881,393
Sunamerica, Inc.
  8.125% due 04/28/2023                                1,000,000    1,277,475
The Goldman Sachs Group, Inc.
  6.875% due 01/15/2011                                  800,000      872,597
TIAA Global Markets
  4.125% due 11/15/2007                                  740,000      735,903
UFJ Finance Aruba AEC
  6.75% due 07/15/2013                                   825,000      888,203
United States Bancorp Oregon
  7.50% due 06/01/2026                                 2,774,000    3,476,099
Western Financial Bank
  9.625% due 05/15/2012                                   60,000       66,600
                                                                   ----------
                                                                   52,651,384

FOOD & BEVERAGES - 1.32%
Ameriqual Group LLC
  9.00% due 04/01/2012                                    20,000       20,200
Cia Brasileira de Bebidas
  8.75% due 09/15/2013                                 1,450,000    1,660,250
Kraft Foods, Inc.
  5.625% due 11/01/2011                                  450,000      466,923
  6.50% due 11/01/2031                                 1,230,000    1,358,381
Pepsi Bottling Group, Inc., Series B
  7.00% due 03/01/2029                                   500,000      597,549
Tricon Global Restaurants, Inc.
  7.65% due 05/15/2008                                   535,000      581,887

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                     -----------   ------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Tyson Foods, Inc.
  8.25% due 10/01/2011                               $ 1,200,000   $  1,391,847
                                                                   ------------
                                                                      6,077,037

FOREST PRODUCTS - 0.27%
Weyerhaeuser Company
  6.75% due 03/15/2012                                   800,000        878,670
  7.95% due 03/15/2025                                   300,000        367,495
                                                                   ------------
                                                                      1,246,165

GAS & PIPELINE UTILITIES - 0.66%
Colorado Interstate Gas Company
  5.95% due 03/15/2015                                     5,000          4,820
Duke Energy Field Services
  5.75% due 11/15/2006                                   250,000        255,403
El Paso Production Holding Company
  7.75% due 06/01/2013                                    40,000         40,500
Kinder Morgan Energy Partners
  7.125% due 03/15/2012                                  800,000        887,469
Northern Border Partners, LP
  7.10% due 03/15/2011                                 1,000,000      1,095,149
Praxair, Inc.
  6.50% due 03/01/2008                                   605,000        635,449
Williams Companies, Inc.
  7.125% due 09/01/2011                                  100,000        104,375
  7.625% due 07/15/2019                                    5,000          5,413
  7.875% due 09/01/2021                                   10,000         10,900
  8.125% due 03/15/2012 (a)                               10,000         10,950
                                                                   ------------
                                                                      3,050,428

HEALTHCARE SERVICES - 0.02%
DaVita, Inc.
  6.625% due 03/15/2013                                   15,000         14,850
  7.25% due 03/15/2015                                    15,000         14,700
Radiologix, Inc.
  10.50% due 12/15/2008 (a)                               70,000         74,550
                                                                   ------------
                                                                        104,100

HOMEBUILDERS - 0.53%
Beazer Homes USA, Inc.
  8.625% due 05/15/2011                                   95,000        100,700
Centex Corp.
  7.875% due 02/01/2011                                1,000,000      1,130,177
D. R. Horton, Inc.
  9.75% due 09/15/2010                                   105,000        121,859
Pulte Homes, Inc.
  8.125% due 03/01/2011                                  930,000      1,048,659
Standard Pacific Corp.
  9.50% due 09/15/2010                                    60,000         63,300
                                                                   ------------
                                                                      2,464,695

HOTELS & RESTAURANTS - 0.13%
Aztar Corp.
  9.00% due 08/15/2011                                    30,000         32,400
El Pollo Loco, Inc.
  9.25% due 12/15/2009                                    50,000         51,000
Mandalay Resort Group
  10.25% due 08/01/2007                                   55,000         59,812
MGM Mirage
  6.00% due 10/01/2009                                    155,000       152,869
Park Place Entertainment Corp.
  8.125% due 05/15/2011                                   180,000       199,350
Riviera Holdings Corp.
  11.00% due 06/15/2010                                    75,000        82,875
Station Casinos, Inc.
  6.00% due 04/01/2012                                     40,000        39,700
                                                                   ------------
                                                                        618,006
HOUSEHOLD PRODUCTS - 0.28%
Procter & Gamble, Series A
  9.36% due 01/01/2021                                  1,000,000     1,312,330

INDUSTRIAL MACHINERY - 0.04%
Case New Holland, Inc.
  9.25% due 08/01/2011                                     95,000       101,175
The Manitowoc Company, Inc.
  10.50% due 08/01/2012 (a)                                53,000        60,155
                                                                   ------------
                                                                        161,330
INSURANCE - 5.14%
AAG Holding Company, Inc.
  6.875% due 06/01/2008                                 1,710,000     1,773,073
ACE Capital Trust II
  9.70% due 04/01/2030 (a)                                725,000       990,869
Amerus Group Company
  6.95% due 06/15/2005                                    715,000       718,847
Dai Ichi Mutual Life Insurance Company
  5.73% due 03/17/2014                                    700,000       704,062
Equitable Life Assurance Society
  7.70% due 12/01/2015                                    680,000       802,607
Everest Reinsurance Holdings, Inc.
  8.75% due 03/15/2010                                    330,000       382,416
Fidelity National Financial, Inc.
  7.30% due 08/15/2011                                  1,000,000     1,073,618
Florida Windstorm Underwriting Association,
  Series 1999
  7.125% due 02/25/2019                                 3,720,000     4,283,673
Jackson National Life Insurance Company
  8.15% due 03/15/2027                                  1,500,000     1,913,137
Liberty Mutual Insurance Company
  7.697% due 10/15/2097                                 1,700,000     1,812,093
Metropolitan Life Golbal Mountain
  4.25% due 07/30/2009                                    500,000       491,782
Mony Group, Inc.
  7.45% due 12/15/2005                                    650,000       664,968
Nationwide Mutual Insurance Company
  8.25% due 12/01/2031                                  1,000,000     1,247,094
New York Life Insurance Company
  5.875% due 05/15/2033                                   265,000       275,387
Ohio National Life Insurance Company
  8.50% due 05/15/2026                                  1,150,000     1,372,249
Premium Asset Trust
  4.125% due 03/12/2009                                   650,000       623,923
Principal Life Global Funding I
  6.125% due 10/15/2033                                   805,000       850,573

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                    ----------  ----------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Prudential Financial
  7.65% due 07/01/2007                              $  650,000  $  694,351
Reinsurance Group of America, Inc.
  6.75% due 12/15/2011                               1,000,000   1,081,731
Safeco Corp.
  4.875% due 02/01/2010                                425,000     425,807
  7.25% due 09/01/2012                                 134,000     151,151
The St. Paul Companies, Inc.
  5.75% due 03/15/2007 (a)                             575,000     590,043
Unumprovident Corp.
  7.625% due 03/01/2011                                  5,000       5,375
XL Capital Finance PLC
  6.50% due 01/15/2012                                 765,000     819,166
                                                                ----------
                                                                23,747,995

INTERNATIONAL OIL - 0.06%
Canadian Natural Resources Ltd.
  6.45% due 06/30/2033                                 275,000     293,821

INTERNET RETAIL - 0.23%
InterActive Corp.
  7.00% due 01/15/2013                               1,000,000   1,059,070

INVESTMENT COMPANIES - 0.27%
Canadian Oil Sands
  7.90% due 09/01/2021                               1,000,000   1,224,364

LEISURE TIME - 0.40%
AOL Time Warner, Inc.
  7.70% due 05/01/2032                               1,500,000   1,780,789
Wynn Las Vegas LLC/Wynn Las Vegas Capital
  Corp.
  6.625% due 12/01/2014                                 70,000      66,500
                                                                ----------
                                                                 1,847,289

MANUFACTURING - 0.01%
Koppers, Inc.
  9.875% due 10/15/2013                                 60,000      66,900

MEDICAL-HOSPITALS - 0.07%
HCA, Inc.
  7.875% due 02/01/2011                                150,000     162,285
IASIS Healthcare LLC
  8.75% due 06/15/2014                                  35,000      36,488
NDCHealth Corp.
  10.50% due 12/01/2012                                 70,000      71,925
Triad Hospitals, Inc.
  7.00% due 05/15/2012                                  35,000      35,350
                                                                ----------
                                                                   306,048

METAL & METAL PRODUCTS - 0.07%
Hawk Corp.
  8.75% due 11/01/2014                                  20,000      20,500
Inco, Ltd.
  5.70% due 10/15/2015                                 250,000     253,951
Novelis, Inc.
  7.25% due 02/15/2015                                  25,000      24,500
                                                                ----------
                                                                   298,951
MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
  CODELCO
  6.375% due 11/30/2012                                615,000     658,651

NEWSPAPERS - 0.22%
News America Holdings, Inc.
  9.25% due 02/01/2013 (a)                             810,000   1,010,913

PAPER - 0.68%
Abitibi-Consolidated, Inc.
  7.875% due 08/01/2009                                700,000     698,250
  8.55% due 08/01/2010 (a)                             165,000     167,475
Bowater Canada Finance Corp.
  7.95% due 11/15/2011                                  85,000      88,187
Georgia Pacific Corp.
  8.00% due 01/15/2024                                  10,000      11,150
  8.875% due 02/01/2010                                220,000     245,575
Longview Fibre Company
  10.00% due 01/15/2009                                 20,000      21,500
Norske Skog Canada, Ltd.
  8.625% due 06/15/2011                                 40,000      41,400
Temple-Inland, Inc.
  7.875% due 05/01/2012                                800,000     903,060
Westvaco Corp.
  7.95% due 02/15/2031                                 515,000     643,637
Willamette Industries, Inc.
  7.00% due 02/01/2018 (a)                             300,000     335,198
                                                                ----------
                                                                 3,155,432
PETROLEUM SERVICES - 0.70%
Baker Hughes, Inc.
  6.875% due 01/15/2029 (a)                            200,000     238,011
Halliburton Company
  5.50% due 10/15/2010                                 685,000     704,751
Hornbeck Offshore Services, Inc.
  6.125% due 12/01/2014                                  5,000       4,925
Murphy Oil Corp.
  7.05% due 05/01/2029                                 450,000     522,465
Noram Energy Corp.
  6.50% due 02/01/2008                               1,025,000   1,075,053
Pride International, Inc.
  7.375% due 07/15/2014 (a)                             40,000      42,400
Transocean Sedco Forex
  6.625% due 04/15/2011                                600,000     655,223
                                                                ----------
                                                                 3,242,828
PHARMACEUTICALS - 0.40%
Sobering Plough Corp.
  5.30% due 12/01/2013 (b)                             630,000     643,579
  6.75% due 12/01/2033 (b)                           1,070,000   1,197,157
                                                                ----------
                                                                 1,840,736
PUBLISHING -0.42%
Dex Media East LLC
  12.125% due 11/15/2012                                30,000      35,550
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013 (a)                      55,000      41,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                    ----------  ----------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
E.W. Scripps Company
  6.625% due 10/15/2007                             $  500,000  $  529,872
Scholastic Corp.
  5.00% due 04/15/2013                                 265,000     254,827
  5.75% due 01/15/2007                                 355,000     362,449
Time Warner, Inc.
  7.25% due 10/15/2017                                 625,000     708,722
                                                                ----------
                                                                 1,933,220

RAILROADS & EQUIPMENT - 0.13%
Canadian National Railway Company
  7.375% due 10/15/2031                                500,000     619,752

REAL ESTATE - 1.31%
AMB Property LP
  7.50% due 06/30/2018                                 420,000     475,489
Duke Realty Corp. LP, REIT
  5.25% due 01/15/2010                                 555,000     561,189
Healthcare Realty Trust, Inc., REIT
  8.125% due 05/01/2011                              1,500,000   1,719,082
Host Marriott LP, REIT
  9.50% due 01/15/2007                                 120,000     126,600
Lennar Corp.
  7.625% due 03/01/2009                                235,000     256,052
Liberty Property LP
  7.25% due 03/15/2011                               1,500,000   1,648,364
Regency Centers LP
  7.95% due 01/15/2011                                 700,000     786,544
Spieker Properties LP, REIT
  7.25% due 05/01/2009                                 450,000     486,533
                                                                ----------
                                                                 6,059,853

RETAIL - 0.02%
Lazy Days RV Center, Inc.
  11.75% due 05/15/2012                                 70,000      75,425

RETAIL GROCERY - 0.28%
Delhaize America, Inc.
  9.00% due 04/15/2031                                  15,000      18,224
General Mills, Inc.
  6.00% due 02/15/2012                                 425,000     451,928
Kroger Comany
  6.75% due 04/15/2012                                 775,000     844,609
                                                                ----------
                                                                 1,314,761

RETAIL TRADE - 0.30%
Target Corp.
  6.35% due 01/15/2011 (a)                             500,000     539,928
Wal Mart Stores, Inc.
  4.125% due 02/15/2011                                875,000     847,591
                                                                ----------
                                                                 1,387,519

SANITARY SERVICES - 0.04%
Allied Waste North America, Inc.
  8.50% due 12/01/2008                                 170,000     174,250

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
  7.125% due 03/15/2011 (a)                             50,000      42,125

STEEL - 0.02%
United States Steel LLC
  10.75% due 08/01/2008                                 70,000      80,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.92%
Alaska Communications Systems
  9.875% due 08/15/2011                                 29,000      30,595
Bellsouth Corp.
  4.75% due 11/15/2012                               1,125,000   1,098,559
Citizens Communications Company
  9.25% due 05/15/2011 (a)                              95,000     104,025
Deutsche Telekom International Finance BV
  8.25% due 06/15/2005                                 500,000     504,822
France Telecom SA
  7.75% due 03/01/2011                               1,050,000   1,201,448
GCI, Inc.
  7.25% due 02/15/2014 (a)                              75,000      72,750
Insight Midwest LP/ Insight Capital, Inc.
  10.50% due 11/01/2010                                 95,000     101,650
Insight Midwest LP/ Insight Capital, Inc.
  9.75% due 10/01/2009                                  35,000      36,575
Intelsat Bermuda, Ltd.
  8.625% due 01/15/2015 (a)                             20,000      20,400
Intelsat, Ltd.
  8.25% due 01/15/2013                                  20,000      20,200
Lucent Technologies, Inc.
  6.45% due 03/15/2029                                  15,000      12,938
Panamsat Corp.
  9.00% due 08/15/2014                                  20,000      21,100
Singapore Telecommunications, Ltd.
  7.375% due 12/01/2031                                800,000     986,790
United States West Communications, Inc.
  6.875% due 09/15/2033 (a)                             25,000      21,563
                                                                ----------
                                                                 4,233,415
TELEPHONE - 1.62%
Alltel Corp.
  7.875% due 07/01/2032                                300,000     371,853
Ameritech Capital Funding Corp.
  6.45% due 01/15/2018                               1,100,000   1,186,618
AT&T Corp.
  9.05% due 11/15/2011 (b)                             150,000     170,438
  9.75% due 11/15/2031                                  20,000      24,400
CenturyTel, Inc.
  7.875% due 08/15/2012 (a)                            225,000     253,833
GTE California, Inc., Series G
  5.50% due 01/15/2009                               1,000,000   1,015,012
MCI, Inc.
  6.908% due 05/01/2007 (b)                             60,000      61,050
  8.735% due 05/01/2014 (a)                             20,000      22,000
Sprint Capital Corp.
  6.875% due 11/15/2028                              1,500,000   1,605,887
Telecom Italia Capital
  6.00% due 09/30/2034                               1,550,000   1,500,915
Verizon Communications, Inc.
  8.75% due 11/01/2021                               1,000,000   1,265,807
                                                                ----------
                                                                 7,477,813

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------  ------------
CORPORATE BONDS (CONTINUED)

TOBACCO - 0.26%
Altria Group, Inc.
  7.00% due 11/04/2013                                 $ 1,070,000  $  1,148,146
Standard Commercial Corp.
  8.00% due 04/15/2012                                      50,000        57,500
                                                                    ------------
                                                                       1,205,646
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $210,578,747)                           $223,596,401
                                                                    ------------
MUNICIPAL BONDS - 2.34%
Tennessee Gas Pipeline Company
  8.375% due 06/15/2032                                     40,000        44,451

ARIZONA - 0.23%
Phoenix Arizona Civic Improvement Corp.
  6.30% due 07/01/2008                                   1,010,000     1,066,186

CALIFORNIA - 0.87%
Los Angeles County California Pension,
  Series A
  8.62% due 06/30/2006                                   1,500,000     1,585,050
San Bernardino County California, Series A
  5.15% due 08/01/2011                                     915,000       929,228
Southern California Public Power Authority
  Project, Series B
  6.93% due 05/15/2017                                   1,300,000     1,520,753
                                                                    ------------
                                                                       4,035,031

FLORIDA - 0.26%
Miami Beach Florida Redevelopment Agency Tax
  Increment Revenue
  8.95% due 12/01/2022                                   1,000,000     1,179,860

INDIANA - 0.03%
Indiana Bond Bank Revenue
  5.02% due 01/15/2016                                     135,000       133,882

MARYLAND - 0.07%
Maryland State Transportation Authority, Ltd.
  5.84% due 07/01/2011                                     300,000       317,562

MICHIGAN - 0.30%
Detroit Michigan Downtown Development
  Authority
  6.20% due 07/01/2008                                   1,335,000     1,405,275

NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
  Authority
  4.55% due 05/15/2012                                     150,000       146,609

NEW YORK - 0.11%
Sales Tax Asset Receivable Corp., Series B
  4.25% due 10/15/2011                                     500,000       482,745

PENNSYLVANIA - 0.43%
Philidelphia Pennsylvania Authority, Series A
  5.59% due 04/15/2005                                   2,000,000     2,001,900
                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $10,738,816)                            $ 10,813,501
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.77%
Asset Securitization Corp.,
  Series 1997-D5, Class A1B
  6.66% due 02/14/2043                                   1,240,468     1,275,158
Banc of America Commercial Mortgage, Inc.,
  Class A
  6.186% due 06/11/2035                                  3,000,000     3,213,299
Bear Stearns Commercial Mortgage Securities,
  Inc., Series 2003-T12, Class A4
  4.68% due 08/13/2039                                   3,000,000     2,932,551
Chase Commercial Mortgage Securities Corp.,
  Series 1998-1, Class A2
  6.56% due 05/18/2008                                   2,564,396     2,703,531
Chase Commercial Mortgage Securities Corp.,
  Series 1998-2, Class A2
  6.39% due 11/18/2008                                   2,500,000     2,642,095
Commercial Mortgage Asset Trust,
  Series 1999-C1, Class A3
  6.64% due 01/17/2032                                   3,000,000     3,216,031
LB-UBS Commercial Mortgage Trust,
  Series 2001-C7, Class A3
  5.642% due 12/15/2025                                  2,690,965     2,776,227
LB-UBS Commercial Mortgage Trust,
  Series 2002-C1, Class A4
  6.462% due 03/15/2031                                  1,500,000     1,638,991
Morgan Stanley Capital I, Inc., Class A
  6.54% due 07/15/2030                                   1,500,000     1,580,294
Morgan Stanley Dean Witter Capital I, Class A
  6.39% due 10/15/2035                                   2,000,000     2,157,509
Morgan Stanley Dean Witter Capital I, Class A2
  5.98% due 01/15/2039                                     300,000       318,485
Morgan Stanley Dean Witter Capital I,
  Series 2001, Class A4
  6.39% due 07/15/2033                                     840,000       907,967
Nomura Asset Securities Corp.,
  Series 1998-D6, Class A1B
  6.59% due 03/15/2030                                   2,850,000     3,018,947
Prudential Commercial Mortgage Trust,
  Series 2003-PWR1, Class A2
  4.493% due 02/11/2036                                  3,000,000     2,899,911
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,695,634)                                                  $ 31,280,996
                                                                    ------------
ASSET BACKED SECURITIES - 1.45%
AESOP Funding II LLC, Series 1998-1, Class A
  6.14% due 05/20/2006                                     200,000       200,562
AESOP Funding II LLC, Series 2003-4, Class A
  2.86% due 08/20/2009                                   1,740,000     1,655,510
Chase Manhattan Auto Owner Trust, Class A
  4.21% due 01/15/2009                                   1,701,078     1,708,320
Massachusetts RRB Special Purpose Trust,
  Series 2001-1, Class A
  6.53% due 06/01/2015                                     771,690       821,077
MBNA Credit Card Master Note Trust,
  Series 2001-A1, Class A
  5.75% due 10/15/2008                                   2,000,000     2,041,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------  -------------
ASSET BACKED SECURITIES
(CONTINUED)
Peco Energy Transition Trust, Series 2001 A
  6.52% due 12/31/2010                                 $   250,000  $     271,241
                                                       -----------  -------------
TOTAL ASSET BACKED SECURITIES
(Cost $6,759,339)                                                   $   6,698,035
                                                                    -------------
SHORT TERM INVESTMENTS - 2.29%
State Street Navigator Securities
  Lending Prime Portfolio (c)                          $10,576,840  $  10,576,840
                                                       -----------  -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,576,840)                                                  $  10,576,840
                                                                    -------------
REPURCHASE AGREEMENTS - 7.18%
Deutsche Bank Tri-Party Repurchase
  Agreement dated 03/31/2005 at 2.64%
  to be repurchased at $33,159,432 on
  04/01/2005, collateralized by
  $24,978,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $33,894,525, including interest)                     $33,157,000  $  33,157,000
                                                       -----------  -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $33,157,000)                                                  $  33,157,000
                                                                    -------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
  (COST $451,160,524) - 101.47%                                     $ 468,852,959
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.47)%                        (6,807,180)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 462,045,779
                                                                    =============

TOTAL RETURN TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                       -----------   -------------
PREFERRED STOCKS - 0.80%

BANKING - 0.68%
DG Funding Trust *                                             981   $  10,582,538

FINANCIAL SERVICES - 0.12%
Federal National Mortgage Association * ***                 33,700       1,864,031
                                                       -----------     -----------
TOTAL PREFERRED STOCKS (Cost $12,021,921)                            $  12,446,569
                                                       -----------     -----------
U.S. TREASURY OBLIGATIONS - 9.50%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 8.28%
  0.875% due 04/15/2010 ***                            $50,122,448      49,028,977
  1.625% due 01/15/2015                                  5,592,832       5,510,058
  1.875% due 07/15/2013 ***                                207,634         211,254
  2.375% due 01/15/2025 ***                              9,913,190      10,662,944
  3.625% due 04/15/2028 ***                                943,112       1,239,694
  3.875% due 01/15/2009 ***                             46,673,775      51,471,886
  4.25% due 01/15/2010 ***                               8,839,818      10,062,780
                                                                     -------------
                                                                       128,187,593

U.S. TREASURY BONDS - 1.22%
  5.25% due 11/15/2028 ***                               3,400,000       3,575,712
  5.50% due 08/15/2028 ***                              14,100,000   $  15,317,225
                                                                     -------------
                                                                        18,892,937
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $145,253,240)                                                  $ 147,080,530
                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.79%

FEDERAL HOME LOAN BANK - 0.07%
  zero coupon due 02/05/2007 ***                         1,200,000       1,110,188
FEDERAL HOME LOAN MORTGAGE CORP. - 0.78%
  4.529% due 01/01/2029 (b)                              1,043,693       1,077,418
  5.00% due 05/01/2018 to 12/01/2018 ***                 4,457,312       4,464,549
  6.00% due 03/01/2016 to 09/15/2032 ***                 1,892,561       1,958,750
  7.50% due 12/20/2029 to 08/15/2030 ***                 4,348,198       4,541,456
                                                                     -------------
                                                                        12,042,173

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 35.52%
  2.925% due 09/22/2006 ***                              6,400,000       6,394,381
  3.404% due 10/01/2040 (b)***                           1,478,940       1,514,936
  4.091% due 07/01/2009 (b)***                           1,155,233       1,166,959
  4.222% due 05/01/2036 (b)***                           8,074,035       8,264,850
  4.50% due 06/01/2019 to 03/01/2020 ***                 2,980,096       2,916,076
  5.00% due 11/01/2017 to 03/01/2034 ***                49,276,220      49,003,741
  5.00% TEA **                                         117,500,000     116,087,345
  5.50% due 01/01/2017                                           0               0
  5.50% due 11/01/2016 to 02/01/2035 ***                15,330,801      15,474,099
  5.50% TEA **                                         332,500,000     332,915,625
  6.00% due 03/01/2016 to 08/01/2032 ***                13,481,105      13,798,117
  6.50% due 01/01/2033 to 10/01/2033 ***                 2,238,807       2,315,414
                                                                     -------------
                                                                       549,851,543

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.63%
  2.75% due 01/20/2032 to
     02/20/2032 (b)***                                   4,656,570       4,674,446
  3.375% due 05/20/2023 to
     05/20/2030 (b)***                                   2,609,962       2,649,975
  3.75% due 09/20/2021 (b)***                              188,911         191,222
  4.125% due 10/20/2029 to
     11/20/2029 (b)***                                   2,233,243       2,266,175
                                                                     -------------
                                                                         9,781,818

SMALL BUSINESS ADMINISTRATION - 0.79%
  5.13% due 07/01/2023***                                  368,385         370,749
  5.52% due 06/01/2024 ***                               6,878,435       7,046,174
  6.344% due 08/10/2011 ***                              4,266,407       4,446,250
  7.449% due 08/01/2010 ***                                402,534         429,546
                                                                     -------------
                                                                        12,292,719
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $584,569,053)                                                  $ 585,078,441
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ------------  ------------
FOREIGN GOVERNMENT OBLIGATIONS - 12.05%

BRAZIL - 1.05%
Federal Republic of Brazil
  3.062% due 04/15/2006 (b)***                     $  1,185,600  $  1,184,177
  3.125% due 04/15/2009 (b)***                          105,888       103,241
  8.00% due 04/15/2014 (b)***                           334,239       330,896
  8.84% due 06/29/2009 (b)***                         4,100,000     4,571,500
  10.50% due 07/14/2014 ***                             500,000       550,000
  11.00% due 08/17/2040 ***                           1,350,000     1,502,550
  11.00% due 01/11/2012 ***                           5,120,000     5,785,600
  11.25% due 07/26/2007 ***                             200,000       223,200
  11.50% due 03/12/2008 ***                             800,000       901,200
Federal Republic of Brazil, Series 15YR
  3.125% due 04/15/2009 (b)***                          529,440       516,204
Federal Republic of Brazil, Series 18YR
  3.125% due 04/15/2012 (b)***                          617,652       579,852
                                                                 ------------
                                                                   16,248,420
CANADA - 0.13%
Government of Canada
  3.00% due 12/01/2036 ***                   CAD        716,107       719,677
  5.75% due 06/01/2033 ***                            1,400,000     1,341,958
                                                                 ------------
                                                                    2,061,635
FRANCE - 7.93%
Republic of France
  zero coupon due 08/04/2005 ***             EUR     85,500,000   110,083,777
  4.00% due 04/25/2055 ***                            1,100,000     1,385,343
  4.75% due 04/25/2035 ***                            4,000,000     5,734,677
  5.75% due 10/25/2032 ***                            3,400,000     5,582,271
                                                                 ------------
                                                                  122,786,068
GERMANY - 0.38%
Federal Republic of Germany
  4.75% due 07/04/2034 ***                            1,000,000     1,435,662
  5.50% due 01/04/2031 ***                            1,400,000     2,215,491
  5.625% due 01/04/2028 ***                           1,400,000     2,229,548
                                                                 ------------
                                                                    5,880,701
MEXICO - 0.32%
Government of Mexico
  6.375% due 01/16/2013 ***                        $  2,420,000     2,510,750
  8.00% due 09/24/2022 ***                            1,800,000     2,043,000
  8.125% due 12/30/2019 ***                             100,000       114,600
  9.875% due 02/01/2010 ***                             200,000       238,000
                                                                 ------------
                                                                    4,906,350
PANAMA - 0.30%
Republic of Panama
  8.25% due 04/22/2008 ***                              700,000       745,500
  8.875% due 09/30/2027 ***                           2,200,000     2,365,000
  9.375% due 07/23/2012 ***                           1,400,000     1,582,000
                                                                 ------------
                                                                    4,692,500
PERU - 0.77%
Republic of Peru
  9.125% due 02/21/2012 ***                          10,600,000    11,925,000

POLAND - 0.03%
Republic of Poland, Series RSTA
  4.75% due 10/27/2024 (b)***                           500,000       470,625

RUSSIA - 0.79%
Russian Federation, Series REGS
  5.00%, Step up to 7.50% on
     03/31/2007 due 03/31/2030 ***                   11,900,000    12,191,550

SOUTH AFRICA - 0.04%
Republic of South Africa
  9.125% due 05/19/2009 ***                             500,000       569,375

SPAIN - 0.31%
Kingdom of Spain
  4.20% due 01/31/2037 ***                   EUR      1,200,000     1,572,260
  5.75% due 07/30/2032 ***                            1,900,000     3,242,885
                                                                 ------------
                                                                    4,815,145
                                                                 ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $183,130,681)                                              $186,547,369
                                                                 ------------
CORPORATE BONDS - 5.96%

AIR TRAVEL - 0.02%
American Airlines, Series 01-2, Class A-1
  6.978% due 04/01/2011 ***                        $    300,823       304,434

AUTOMOBILES - 0.36%
DaimlerChrysler North America Holding
  3.47% due 05/24/2006 (b)***                         2,900,000     2,911,899
  4.75% due 01/15/2008 ***                            2,600,000     2,587,689
                                                                 ------------
                                                                    5,499,588
BANKING - 0.40%
Royal Bank of Scotland Group PLC
  7.648% due 08/31/2049 (b)***                        5,000,000     6,143,050

DOMESTIC OIL - 0.06%
Pemex Project Funding Master Trust
  7.375% due 12/15/2014 ***                             600,000       642,000
  8.625% due 02/01/2022 ***                             300,000       340,875
                                                                 ------------
                                                                      982,875
FINANCIAL SERVICES - 3.23%
American General Finance Corp., Series MTN
  3.092% due 03/23/2007 (b)***                        1,000,000       999,584
Ford Motor Credit Company
  3.75% due 11/16/2006 (b)***                         6,300,000     6,235,110
  6.875% due 02/01/2006 ***                          15,100,000    15,305,330
  7.60% due 08/01/2005 ***                            2,400,000     2,425,068
General Motors Acceptance Corp.
  3.92% due 10/20/2005 (b)***                         8,100,000     8,081,491
General Motors Acceptance Corp., Series MTN
  5.25% due 05/16/2005 ***                            1,200,000     1,202,218
Goldman Sachs Group, Inc., Series MTNB
  3.022% due 07/23/2009 (b)***                        7,700,000     7,722,946
Morgan Stanley Warehouse Facility
  3.12% due 07/06/2005 ***                            3,900,000     3,900,000
Phoenix Quake Wind, Ltd.
  5.01% due 07/03/2008 (b)                              800,000       825,024
Phoenix Quake, Ltd.
  5.01% due 07/03/2008 (b)                              800,000       825,024
Qwest Capital Funding, Inc.
  7.25% due 02/15/2011 ***                              113,000       105,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                   ----------  ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
UFJ Finance Aruba AEC
  6.75% due 07/15/2013 ***                         $1,800,000  $  1,937,898
Vita Capital, Ltd., 2003-1
  3.91% due 01/01/2007 (b)                            400,000       400,640
                                                               ------------
                                                                 49,965,705

GAS & PIPELINE UTILITIES - 0.48%
El Paso Corp.
  7.75% due 01/15/2032 (a)***                       7,900,000     7,445,750

INSURANCE - 0.46%
Residential Reinsurance, Ltd., Series 2003
  7.86% due 06/08/2006 (b)                          7,300,000     7,184,660

MANUFACTURING - 0.42%
Tyco International Group SA
  6.375% due 06/15/2005 ***                         6,500,000     6,533,118

TELEPHONE - 0.26%
AT&T Corp.
  9.05% due 11/15/2011 (b)***                       3,100,000     3,522,375
Sprint Capital Corp.
  6.125% due 11/15/2008 ***                           500,000       522,605
                                                               ------------
                                                                  4,044,980

TOBACCO - 0.27%
Philip Morris Companies, Inc.
  7.75% due 01/15/2027 ***                          3,600,000     4,108,914
                                                   ----------  ------------
TOTAL CORPORATE BONDS (Cost $91,216,309)                       $ 92,213,074
                                                               ------------
MUNICIPAL BONDS - 1.06%

CALIFORNIA - 0.45%
Golden State Tobacco Securitization Corp.,
  California, Series 2003-A-1
  6.25% due 06/01/2033 ***                          3,100,000     3,173,222
  6.75% due 06/01/2039 ***                          3,635,000     3,827,837
                                                               ------------
                                                                  7,001,059

NEW YORK - 0.41%
Chicago Illinois Residuals, Series 1026
  7.45% due 01/01/2035 (b)***                       4,700,000     4,942,050
New York New York Residuals, Series 1027
  7.37% due 03/01/2030 (b)***                         450,000       469,026
New York State Environmental Facilities
  Corp., Residuals, Series 658
  7.67% due 06/15/2023 (b)***                         850,000       934,601
                                                               ------------
                                                                  6,345,677

NORTH CAROLINA - 0.00%
North Carolina State Education Assistance
  Authority Revenue
  3.07% due 06/01/2009 (b)***                          47,040        47,040

WISCONSIN - 0.20%
Badger Tobacco Asset Securitization Corp.
  6.00% due 06/01/2017 ***                          2,900,000     2,930,624
Wisconsin State Clean Water Revenue
  5.10% due 06/01/2021 ***                            110,000       115,642
  5.10% due 06/01/2022 ***                             25,000        26,203
                                                               ------------
                                                                  3,072,469
                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $15,584,122)                       $ 16,466,245
                                                               ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.58%
Bank of America Mortgage Securities, Inc.,
  Series 2004-1, Class 5A1
  6.50% due 02/25/2033 ***                            840,401       856,290
Bank of America Mortgage Securities,
  Series 2002-K, Class 2A1
  5.579% due 10/20/2032 (b)***                        683,773       689,035
Bear Stearns ARM Trust,
  Series 2002-11, Class 1A2
  5.347% due 01/25/2033 (b)***                      2,198,427     2,220,289
Bear Stearns ARM Trust,
  Series 2002-9, Class 2A
  5.271% due 10/25/2032 (b)***                        197,648       197,725
Bear Stearns ARM Trust,
  Series 2003-8, Class 2A1
  4.88% due 01/25/2034 (b)***                       5,110,709     5,035,609
Countrywide Home Loans,
  Series 2005-3, Class 1A2
  3.14% due 04/25/2035 (b)***                       1,681,669     1,681,669
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Series 2002-P3A, Class A1
  3.08% due 08/25/2033 (b)***                       3,852,968     3,814,716
First Nationwide Trust,
  Series 2001-3, Class 1A1
  6.75% due 08/25/2031 ***                            168,412       170,372
Indymac Arm Trust, Series 2001-H2, Class A2
  6.701% due 01/25/2032 (b)***                         58,402        58,687
Mellon Residential Funding Corp.,
  Series 2000-TBC2, Class A1
  3.05% due 06/15/2030 (b)***                       6,533,966     6,518,702
Prime Mortgage Trust,
  Series 2004-CL1, Class 1A2
  1.52% due 02/25/2034 (b)***                       1,758,596     1,761,015
Prime Mortgage Trust,
  Series 2004-CL1, Class 2A2
  3.25% due 02/25/2034 (b)***                         426,914       427,462
Structured Asset Securities Corp.,
  Series 2001-21A, Class 1A1
  6.25% due 01/25/2032 (b)***                         292,949       300,262
Structured Asset Securities Corp.,
  Series 2002-1A, Class 4A
  6.126% due 02/25/2032 (b)***                        112,867       114,504
Washington Mutual Mortgage Securities Corp.,
  Series 2002-AR9, Class 1A
  2.741% due 08/25/2042 (b)***                     10,168,121    10,332,983
Washington Mutual Mortgage Securities Corp.,
  Series 2002-S5, Class 1A1
  5.131% due 10/25/2032 (b)***                        977,230       987,806

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                   -----------  -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Washington Mutual Mortgage Securities Corp.,
  Series 2003-AR1, Class 2A
  5.388% due 02/25/2033 (b)***                      $4,761,850  $   4,781,086
                                                    ----------  -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,141,742)                                              $  39,948,212
                                                                -------------
ASSET BACKED SECURITIES - 3.74%
Brazos Student Finance Corp.,
  Series 1998-A, Class A2
  2.80% due 06/01/2023 (b)***                        1,545,547      1,560,590
Centex Home Equity Loan Trust,
  Series 2004-B, Class AV2
  2.95% due 03/25/2034 (b)***                        1,724,375      1,724,301
CWABS, Inc., Series 2004-5, Class 4A1
  2.76% due 08/25/2023 (b)***                          628,382        628,377
CWABS, Inc., Series 2004-7, Class 2AV1
  3.00% due 12/25/2034 (b)***                        6,333,969      6,334,989
EMC Mortgage Loan Trust, Series 2001-A Class A
  3.22% due 08/25/2031 (b)***                        4,115,106      4,129,464
Equity One ABS, Inc., Series 2004-2, Class AF1
  2.96% due 07/25/2034 (b)***                        5,065,193      5,065,022
Fremont Home Loan Trust,
  Series 2004-2, Class 2A1
  3.00% due 07/25/2034 (b)***                        2,308,186      2,308,439
Fremont Home Loan Trust,
  Series 2005-A, Class 2A1
  2.96% due 02/25/2035 ***                           1,041,384      1,041,641
Home Equity Mortgage Trust,
  Series 2004-4, Class A2
  3.00% due 12/25/2034 (b)***                        4,017,425      4,017,887
Irwin Low Balance Home Loan Trust,
  Series 2000-LB1, Class A
  3.225% due 06/25/2021 (b)                            243,408        244,045
Nelnet Student Loan Trust,
  Series 2004-4, Class A1
  2.69% due 04/25/2011 (b)***                        2,375,704      2,374,962
Sears Credit Account Master Trust,
  Series 2002-4, Class A
  2.94% due 08/18/2009 (b)***                       14,200,000     14,206,668
Sears Credit Account Master Trust,
  Series 2002-5, Class A
  3.19% due 11/17/2009 (b)***                       13,100,000     13,131,879
Wells Fargo Home Equity Asset,
  Series 2004-2, Class A31
  3.01% due 09/25/2034 (b)***                        1,055,804      1,055,982
                                                    ----------  -------------
TOTAL ASSET BACKED SECURITIES
(Cost $57,820,248)                                              $  57,824,246
                                                                -------------
OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Chicago Mercentile Exchange American Purchase
  Put on Eurodollar
   Expiration 09/19/2005 at $94.50 *                 1,300,000          3,250
   Expiration 06/13/2005 at $96.00 *                 1,325,000          3,312
                                                                -------------
                                                                        6,562
                                                                 -------------
TOTAL OPTIONS (Cost $10,500)                                       $    6,562
                                                                -------------

SHORT TERM INVESTMENTS - 41.03%
Bank of America NA
  2.48% due 04/06/2005                                 600,000        600,000
  2.72% due 05/16/2005                                 100,000        100,000
  2.91% due 06/08/2005                               8,000,000      8,000,000
Citibank NA
  2.68% due 04/29/2005 to 05/04/2005                   600,000        600,000
  2.90% due 06/10/2005                              15,700,000     15,700,000
Federal Home Loan Bank
  zero coupon due 04/01/2005 ***                    12,000,000     12,000,000
Federal Home Loan Mortgage Corp.
  zero coupon due 04/01/2005 to
     06/28/2005 ***                                121,200,000    120,630,045
Federal National Mortgage Association
  zero coupon due 06/01/2005                        42,500,000     42,298,676
  zero coupon due 04/06/2005 to
     08/01/2005 ***                                 76,400,000     75,991,257
Ford Motor Credit Company
  3.40% due 08/26/2005 ***                           1,000,000        986,117
General Electric Capital Corp.
  2.90% due 06/08/2005 ***                          42,600,000     42,366,647
General Motors Acceptance Corp.
  2.495% due 04/05/2005                              1,500,000      1,499,584
  2.535% due 04/05/2005                              1,500,000      1,499,577
HSBC Bank USA Canada
  2.41% due 04/01/2005                              29,500,000     29,500,000
  2.75% due 06/27/2005                               1,000,000      1,000,000
KFW International Finance, Inc.
  2.535% due 04/14/2005 ***                         15,100,000     15,086,177
Rabobank USA Financial Corp.
  2.82% due 04/01/2005 ***                          42,200,000     42,200,000
Skandinaviska Enskilda Banken
  2.88% due 06/09/2005 ***                          42,700,000     42,464,296
  2.97% due 06/21/2005 ***                           4,000,000      3,973,270
State Street Navigator Securities Lending
  Prime Portfolio (c)                                1,971,618      1,971,618
Total Fina Elf Capital
  2.83% due 04/01/2005 ***                          42,200,000     42,200,000
UBS Finance Delaware, Inc.
  2.725% due 06/01/2005 ***                          3,900,000      3,881,992
  2.83% due 04/01/2005 ***                             100,000        100,000
  2.975% due 07/14/2005 ***                         42,500,000     42,134,736
United States Treasury Bills
  zero coupon due 06/02/2005 to
     06/16/2005                                      7,460,000      7,422,498
  zero coupon due 05/05/2005 ***                        20,000         19,954
Wells Fargo Bank NA
  2.79% due 04/07/2005                              38,500,000     38,500,000
Westpac Trust Securities NZ, Ltd.
  2.87% due 06/08/2005 ***                          42,800,000     42,567,976
                                                  ------------  -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $635,293,786)                                             $ 635,294,420
                                                                -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)


                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                -------------    --------------
REPURCHASE AGREEMENTS - 14.00%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to be
 repurchased at $216,681,523 on 04/01/2005,
 collateralized by $3,180,000 U.S. Treasury
 Bonds, 7.25% due 08/15/2022 (valued at
 $4,089,480, including interest) and
 $5,975,000 U.S. Treasury Bonds, 8.75% due
 05/15/2017 (valued at $8,394,875, including
 interest) and $7,830,000 U.S. Treasury
 Bonds, 8.125% due 08/15/2019 (valued at
 $10,601,335, including interest) and
 $50,000,000 U.S. Treasury Bills, zero
 coupon due 05/19/2005 (valued at
 $49,800,000, including interest) and
 $150,000,000 U.S. Treasury Bills, zero
 coupon due 08/25/2005 (valued at
 $148,125,000, including interest)(c)           $ 216,674,000    $  216,674,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $216,674,000)                                            $  216,674,000
                                                                 --------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
  (COST $1,981,715,602) - 128.51%                                $1,989,579,668
LIABILITIES IN EXCESS OF OTHER ASSETS-(28.51)%                     (441,366,108)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,548,213,560
                                                                 ==============

REAL RETURN BOND TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
U.S. TREASURY OBLIGATIONS - 100.77%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 100.77%
 0.875% due 04/15/2010                          $   8,599,110    $    8,411,512
 1.625% due 01/15/2015                              9,336,270         9,198,411
 1.875% due 07/15/2013                              6,467,292         6,580,049
 2.00% due 01/15/2014 to 07/15/2014               157,065,198       160,550,286
 2.375% due 01/15/2025                             23,593,008        25,377,394
 3.00% due 07/15/2012                              68,712,079        75,623,758
 3.375% due 01/15/2007 to 04/15/2032               74,653,767        82,916,550
 3.50% due 01/15/2011                              42,953,820        47,983,584
 3.625% due 01/15/2008 to 04/15/2028               43,981,435        54,920,487
 3.875% due 01/15/2009 to 04/15/2029               73,516,506        94,193,996
 4.25% due 01/15/2010                              23,352,165        26,582,867
                                                                 --------------
                                                                    592,338,894
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $583,775,513)                                              $  592,338,894
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.72%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.82%
 2.825% due 09/07/2006 (b)***                      21,200,000        21,187,831
 2.925% due 09/21/2006 (b)***                      10,700,000        10,690,381
 3.00% due 08/25/2034 (b)***                        2,345,144         2,341,875
                                                                 --------------
                                                                     34,220,087

SMALL BUSINESS ADMINISTRATION - 0.90%
 4.504% due 02/01/2014 ***                          1,941,392         1,900,778
 4.88% due 11/01/2024***                            3,400,000         3,361,878
                                                                 --------------
                                                                      5,262,656
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,553,251)                                               $   39,482,743
                                                                 --------------
FOREIGN GOVERNMENT OBLIGATIONS - 2.09%

BRAZIL - 0.51%
Federative Republic of Brazil
 8.00% due 04/15/2014 (b)***                        3,008,156         2,978,074

CANADA - 0.07%
Government of Canada
 3.00% due 12/01/2036 ***                       CAD   409,204           411,244

FRANCE - 0.31%
Republic of France
 5.75% due 10/25/2032                           EUR 1,100,000         1,806,029

GERMANY - 0.21%
Federal Republic of Germany
 6.25% due 01/04/2030 ***                             700,000         1,204,188

RUSSIA - 0.79%
Russian Federation, Series REGS
 5.00%, Step up to 7.50% on
  03/31/2007 due 03/31/2030 ***                 $   3,400,000         3,483,300
 8.25% due 03/31/2010***                            1,100,000         1,184,810
                                                                 --------------
                                                                      4,668,110
SPAIN - 0.20%
Kingdom of Spain
5.75% due 07/30/2032 ***                        EUR   700,000         1,194,747
                                                                 --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $12,250,792)                                               $   12,262,392
                                                                 --------------

CORPORATE BONDS - 6.45%

AUTOMOBILES - 1.50%
DaimlerChrysler NA Holding Corp.
 3.20% due 03/07/2007 (b)***                    $     700,000           700,085
DaimlerChrysler NA Holding Corp., MTN
 Series D 3.45% due 09/10/2007 (b)***               4,600,000         4,605,492
Toyota Motor Credit Corp., MTN
 2.76% due 09/18/2006 (b)***                        3,500,000         3,498,751
                                                                 --------------
                                                                      8,804,328

CRUDE PETROLEUM & NATURAL GAS - 0.20%
Pemex Project Funding Master Trust
 9.25% due 11/05/2018***                            1,000,000         1,200,000

ENERGY - 0.54%
Halliburton Company
 3.45% due 01/26/2007 (b)***                        2,800,000         2,800,008

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Halliburton Company (continued)
 4.65% due 10/17/2005 (b)***                    $     400,000    $      402,852
                                                                 --------------
                                                                      3,202,860
FINANCIAL SERVICES - 4.16%
Ford Motor Credit Company
 3.75% due 11/16/2006 (b)***                        1,500,000         1,484,550
 4.00% due 03/21/2007 (b)***                        8,000,000         8,014,832
 6.875% due 02/01/2006                              1,100,000         1,114,958
General Electric Capital Corp., MTN 2.98%
 due 03/04/2008 (b)***                              2,100,000         2,098,435
General Motors Acceptance Corp., MTN 3.695%
 due 05/18/2006 (b)***                              2,900,000         2,848,380
Goldman Sachs Group Inc., MTN 2.73% due
 08/01/2006 (b)***                                  2,100,000         2,099,540
Phoenix Quake Wind, Ltd. 5.01% due
 07/03/2008 (b)                                     1,500,000         1,546,920
Pylon, Ltd., Class A Catastrophe Bond
 3.675% due 12/18/2008(b)                       EUR   600,000           794,467
Pylon, Ltd., Class B Catastrophe Bond
 6.035% due 12/22/2008 (b)                          1,000,000         1,345,118
Verizon Wireless Capital LLC 2.93% due
 05/23/2005 (b)***                              $   2,500,000         2,499,653
Vita Capital, Ltd., 2003-1 3.91% due
 01/01/2007 (b)                                       600,000           600,960
                                                                 --------------
                                                                     24,447,813

INSURANCE - 0.05%
Residential Reinsurance, Ltd., Series 2003
 7.86% due 06/08/2006 (b)                             300,000           295,260
                                                                 --------------
TOTAL CORPORATE BONDS (Cost $37,798,578)                         $   37,950,261
                                                                 --------------
MUNICIPAL BONDS - 0.31%

CALIFORNIA -0.02%
The California County California Tobacco
 Securitization Agency, Tobacco Settlement
 Asset-Backed Bonds (Fresno County Tobacco
 Funding Corp.)
 5.625% due 06/01/2023 ***                            100,000            98,450

NEW HAMPSHIRE - 0.09%
New Hampshire Municipal Bond Bank, Series B
 5.00% due 08/15/2012 ***                             500,000           541,515

NEW JERSEY - 0.10%
Tobacco Settlement Financing Corp., Tobacco
 Settlement Asset-Backed Bonds
 6.125% due 06/01/2042 ***                            580,000           581,108

RHODE ISLAND - 0.10%
Tobacco Settlement Financing Corp., Tobacco
 Settlement Asset-Backed Bonds, Series A
 6.00% due 06/01/2023 ***                             600,000           605,850
                                                                 --------------
TOTAL MUNICIPAL BONDS (Cost $1,666,797)                          $    1,826,923
                                                                 --------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.27%
Bank of America Mortgage Securities,Inc.,
 Series 2004-1, Class 5A1
 6.50% due 02/25/2033 ***                       $     401,931    $      409,530
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2003-8, Class 1A1
 4.27% due 01/25/2034 (b)***                        5,038,430         4,990,602
Countrywide Home Loans,
 Series 2005-3, Class 1A2
 3.14% due 04/25/2035 (b)***                        4,253,634         4,253,634
Greenpoint Mortgage Funding Trust,
 Series 2005-AR1, Class A2
 3.284% due 06/25/2045 (b)                          2,700,000         2,700,000
Sequoia Mortgage Trust, Series 5, Class A
 3.20% due 10/19/2026 (b)***                        1,004,900         1,005,850
                                                                 --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,488,163)                                               $   13,359,616
                                                                 --------------
ASSET BACKED SECURITIES - 1.24%
Ameriquest Mortgage Securities, Inc.,
 Series 2003-1, Class A2
 3.26% due 02/25/2033 (b)***                          145,137           145,581
Asset Backed Securities Corp. Home Equity,
 Series 2003-HE1, Class A2
 3.45% due 01/15/2033 (b)***                          491,736           494,055
Equity One ABS, Inc., Series 2004-1,
 Class AV2 3.15% due 04/25/2034 (b)***              1,458,066         1,461,579
GSAMP Trust, Series 2004-SEA2, Class A2A
 3.14% due 03/25/2034 (b)***                          639,801           639,795
Merrill Lynch Mortgage Investors,
 Series 2004-WMC2, Class A2B1
 2.95% due 12/25/2034 (b)***                           20,066            20,066
Redwood Capital, Ltd., Series 2003-3,
 Class Note
 6.41% due 01/09/2006 (b)                             900,000           899,730
Redwood Capital, Ltd., Series 2003-4,
 Class Note
 4.86% due 01/09/2006 (b)                             900,000           898,263
Residential Asset Mortgage Products, Inc.,
 Series 2004-RS9, Class AII1
 3.01% due 09/25/2013 (b)***                        2,303,083         2,303,225
Truman Capital Mortgage Loan Trust,
 Series 2004-1, Class A1
 3.19% due 01/25/2034 (b)***                          244,002           244,040
Wells Fargo Home Equity Asset,
 Series 2004-2, Class A31
 3.01% due 09/25/2034 (b)***                          197,963           197,997
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
 (Cost $7,300,766)                                               $    7,304,331
                                                                 --------------

OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Chicago Board of Trade American Purchase
 Put Treasusry Notes Futures due 06/2005
 Expiration 05/20/2005 at $101.00 *                   295,000             4,609
Chicago Mercantile Exchange American
 Purchase Put on Eurodollar
  Expiration 06/13/2005 at $94.25 *                   197,500               988

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
OPTIONS (CONTINUED)

PUT OPTIONS (CONTINUED)
Over The Counter European Purchase Put
 Treasury Inflationary Index, 2.00%
 Expiration 05/09/2005 at $80.00 *                 49,000,000    $            0
Over The Counter European Purchase Put
 Treasury Inflationary Index, 3.00%
 Expiration 05/25/2005 at $80.00 *                 50,000,000                 0
                                                                 --------------
                                                                          5,597
                                                                 --------------
TOTAL OPTIONS (Cost $29,708)                                     $        5,597
                                                                 --------------
SHORT TERM INVESTMENTS - 60.78%
Bank of America NA
 2.48% due 04/06/2005                           $     200,000    $      200,000
 2.72% due 05/16/2005                               1,200,000         1,200,000
Bank of Ireland
 2.555% due 04/13/2005 ***                         14,800,000        14,787,395
Barclays U.S. Funding LLC
 2.665% due 05/02/2005 ***                          2,400,000         2,394,492
 2.77% due 05/09/2005 ***                           8,600,000         8,574,855
 2.855% due 06/03/2005 ***                            800,000           796,003
Citibank NA
 2.63% due 04/22/2005                                 300,000           300,000
DnB NORBank ASA
 2.68% due 05/09/2005 ***                           1,900,000         1,894,625
Federal Home Loan Mortgage Corp.
 zero coupon due 04/26/2005 to
  08/09/2005 ***                                   58,900,000        58,658,079
Federal National Mortgage Association
 zero coupon due 04/15/2005 to
  08/01/2005 ***                                   58,700,000        58,471,514
Ford Motor Credit Company
 3.57% due 07/07/2005 (b)***                        2,700,000         2,694,800
Fortis Funding LLC
 2.61% due 04/27/2005 ***                          15,000,000        14,971,725
General Electric Capital Corp.
 2.66% due 04/28/2005 ***                             900,000           898,204
General Motors Acceptance Corp.
 2.916% due 04/05/2005 ***                          4,500,000         4,498,542
HBOS Treasury Services PLC
 2.715% due 05/17/2005 ***                         15,500,000        15,446,228
HSBC Bank USA
 2.75% due 06/27/2005                                 700,000           700,000
Ixis Corp.
 2.61% due 04/26/2005 ***                          12,500,000        12,477,344
 2.87% due 06/13/2005 ***                           4,900,000         4,871,483
KFW International Finance, Inc.
 2.535% due 04/14/2005 ***                          5,300,000         5,295,148
 2.805% due 07/06/2005 ***                         15,300,000        15,185,556
Nestle Capital Corp.
 2.525% due 04/13/2005 ***                         14,800,000        14,787,543
Rabobank USA Financial Corp.
 2.82% due 04/01/2005 ***                          16,000,000        16,000,000
Skandinaviska Enskilda Banken
 2.68% due 05/03/2005 ***                           1,800,000         1,795,712
 2.70% due 05/27/2005 ***                          14,900,000        14,837,420
 2.76% due 05/17/2005 ***                             500,000           498,237
 2.88% due 06/09/2005 ***                             500,000           497,240
Spintab Swedmortgage
 2.62% due 04/26/2005 ***                           3,000,000         2,994,542
Swedish National Housing Finance Corp. -
 Statens Bostadsfinansieringaktiebolag
  2.94% due 06/14/2005 ***                         16,000,000        15,903,307
Total Fina Elf Capital
 2.83% due 04/01/2005 ***                          16,000,000        16,000,000
UBS Finance Delaware, Inc.
 2.67% due 05/25/2005 ***                          10,700,000        10,657,147
 2.73% due 06/02/2005 ***                             400,000           398,119
 2.745% due 06/10/2005 ***                            500,000           497,331
 2.83% due 04/01/2005 ***                           5,600,000         5,600,000
 2.975% due 07/14/2005 ***                            400,000           396,562
United States Treasury Bills
 zero coupon due 06/02/2005 to
  06/02/2005 *******                                  710,000           706,252
Wells Fargo Bank NA
 2.68% due 04/01/2005                              14,000,000        14,000,000
Westpac Capital Corp.
 2.90% due 06/08/2005 ***                          16,000,000        15,912,356
Westpac Trust Securities NZ, Ltd.
 2.93% due 06/09/2005 ***                           1,500,000         1,491,576
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $357,293,191)                                             $  357,289,337
                                                                 --------------
REPURCHASE AGREEMENTS - 19.19%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 1.25% to
 be repurchased at $3,206,111 on
 04/01/2005, collateralized by
 $3,280,000 U.S. Treasury Bills, zero
 coupon due 04/28/2005 (valued at
 $3,273,440, including interest)(c)             $   3,206,000    $    3,206,000
UBS Tri-Party Repurchase Agreement dated
 03/31/2005 at 2.40% to be repurchased at
 $109,607,307 on 04/01/2005,
 collateralized by $3,280,000 U.S.
 Treasury Bills, zero coupon due
 04/28/2005 (valued at $3,273,440,
 including interest) and $36,585,000 U.S.
 Treasury Strips, zero coupon due
 11/15/2026 (valued at $12,442,132,
 including interest) and $100,000,000 U.S.
 Treasury Bills, zero coupon due
 06/16/2005 (valued at $99,413,944,
 including interest) ***                          109,600,000       109,600,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $116,012,000)                                             $  112,806,000
                                                                 --------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
 (COST $1,169,168,758)- 199.82%                                  $1,174,626,094
LIABILITIES IN EXCESS OF OTHER ASSETS -
 (99.82)%                                                          (586,797,326)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  587,828,768
                                                                 ==============

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
U.S. TREASURY OBLIGATIONS - 12.50%

U.S. TREASURY BONDS - 0.09%
 6.625% due 02/15/2027                          $     500,000    $      616,094

U.S. TREASURY NOTES - 12.41%
 3.125% due 04/15/2009 ***                         26,200,000        25,265,603
 3.375% due 10/15/2009                             10,000,000         9,682,030
 3.375% due 11/15/2008***                           3,600,000         3,519,281
 4.00% due 02/15/2014 ***                          11,430,000        11,030,396
 4.375% due 05/15/2007 *******                     39,500,000        39,941,294
 6.50% due 02/15/2010 ***                             500,000           550,566
                                                                 --------------
                                                                     89,989,170
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $91,107,658)                                              $   90,605,264
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.33%

FEDERAL HOME LOAN BANK-1.21%
 5.80% due 09/02/2008 ***                           8,350,000         8,741,849

FEDERAL HOME LOAN MORTGAGE CORP. - 22.13%
 4.50% due 04/15/2032 ***                             932,925           846,364
 5.00% due 08/01/2033                               1,826,163         1,791,857
 5.00% due 08/01/2033 ***                           6,325,698         6,206,865
 5.00% TBA **                                      41,300,000        40,396,563
 5.50% due 01/15/2023 ***                          27,710,550         1,952,366
 5.50% TBA **                                      35,000,000        35,012,500
 6.00% due 10/01/2010 to 11/01/2028                   594,858           611,258
 6.00% due 11/01/2028 to 12/01/2028 ***             2,765,848         2,840,292
 6.00% TBA **                                      47,800,000        48,905,375
 6.50% due 07/01/2006 to 12/01/2010                   328,940           340,189
 6.50% TBA **                                      15,000,000        15,562,500
 7.00% due 02/01/2011 to 06/01/2032                 4,425,640         4,661,121
 7.00% due 07/01/2011 to 02/01/2028 ***               859,310           905,111
 7.50% due 05/01/2007                                  67,377            69,347
 8.25% due 07/01/2006                                   1,593             1,604
 9.00% due 10/01/2017                                  87,481            92,038
 9.50% due 08/01/2020                                 148,363           164,871
 11.75% due 10/01/2009 to 12/01/2013                   26,267            28,776
 12.00% due 07/01/2020                                 61,624            68,051
                                                                 --------------
                                                                    160,457,048

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 46.29%
 4.08% due 01/25/2043 (b)                           5,774,537         5,904,099
 4.39556% due 02/17/2009 (b)***                     6,000,000         6,000,300
 5.00% due 03/01/2034                               6,477,169         6,350,866
 5.00% TBA **                                      62,000,000        60,430,656
 5.50% due 04/01/2018 to 05/01/2018 ***            10,741,796        10,958,772
 5.50% TBA **                                     102,500,000       102,925,625
 6.00% due 02/01/2017 ***                           7,382,490         7,628,086
 6.00% TBA **                                      42,000,000        43,025,000
 6.50% due 03/01/2026 to 06/01/2029                 1,504,622         1,568,139
 6.50% due 02/01/2026 ***                             347,041           361,922
 6.50% TBA **                                      66,000,000        68,475,000
 6.527% due 05/25/2030 (b)***                       7,025,207         7,360,376
 7.00% due 07/01/2022 to 01/01/2030                 1,592,458         1,682,587
 7.00% due 04/01/2028 to 01/01/2034 ***             5,574,813         5,875,932
 7.50% due 09/01/2029 to 02/01/2031                   937,092         1,002,893
 8.00% due 06/01/2017 to  03/01/2033                2,830,197         3,042,302
 8.25% due 09/01/2008                                  15,358            15,947
 8.50% due 02/01/2009                                   5,063             5,288
 8.50% due 08/01/2019 ***                           1,265,979         1,377,566
 8.75% due 08/01/2009 to 10/01/2011                   225,084           234,829
 9.00% due 05/01/2021                                  37,442            40,823
 10.00% due 04/01/2016                                    559               624
 11.50% due 09/01/2013 to 04/01/2019                  205,851           228,597
 11.75% due 12/01/2015                                 47,989            53,417
 12.00% due 01/01/2013 to 04/01/2016                  522,257           587,015
 12.50% due 01/01/2013 to 09/01/2015                  251,455           279,747
 13.50% due 11/01/2014                                120,462           136,044
 125.00% due 12/28/2028 (b)                            40,209            40,022
                                                                 --------------
                                                                    335,592,474

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.70%
 6.50% due 02/15/2034 to 09/15/2034                 2,286,735         2,389,269
 7.50% due 02/15/2022 to 12/15/2027                 1,420,867         1,526,766
 8.50% due 06/15/2025 ***                           1,053,513         1,160,182
 11.00% due 09/15/2015                                  4,583             5,074
                                                                 --------------
                                                                      5,081,291
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $512,151,672)                                              $  509,872,662
                                                                 --------------

SHORT TERM INVESTMENTS - 56.26%
Beethoven Funding Corp.
 2.76% due 04/13/2005 ***                       $  13,484,000    $   13,471,595
DaimlerChrysler AG
 2.91% due 04/13/2005 ***                          11,600,000        11,588,748
Federal Farm Credit Bank
 zero coupon due 04/04/2005 to 04/08/2005          83,000,000        82,975,834
Federal Home Loan Bank
 zero coupon due 04/12/2005 ***                   160,000,000       159,911,667
Four Winds Funding Corp.
 2.83% due 04/13/2005 ***                          11,600,000        11,589,057
Government National Mortgage Association
 zero coupon due 10/15/2005                               138               139
Market Street Funding Corp.
 2.75% due 04/13/2005 ***                          23,200,000        23,178,733
Mica Funding LLC
 2.75% due 04/12/2005 ***                          23,200,000        23,180,506
Paradigm Funding, LLC
 2.73% due 04/13/2005 ***                          23,200,000        23,178,888
Sheffield Receivables
 2.72% due 04/13/2005 ***                          17,481,000        17,465,151
Surrey Funding Corp.
 2.73% due 04/12/2005 ***                          14,630,000        14,617,796
Tasman Funding, Inc.
 2.76% due 04/12/2005 ***                           4,849,000         4,844,911

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
SHORT TERM INVESTMENTS (CONTINUED)
Victory Receivable Corp.
 2.74% due 04/13/2005 ***                       $  21,902,000    $   21,881,996
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $407,885,011)                                             $  407,885,021
                                                                 --------------
REPURCHASE AGREEMENTS - 18.18%
UBS Tri-Party Repurchase Agreement dated
 03/31/2005 at 1.25% to be repurchased at
 $131,776,575 on 04/01/2005, collateralized
 by $ 131,611,000 Federal National Mortgage
 Association, 4.75% due 01/02/2007 (valued
 at $133,009,367, including interest) ***       $ 131,772,000    $  131,772,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $131,772,000)                                             $  131,772,000
                                                                 --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT
 SECURITIES TRUST)
  (COST $1,142,916,341) - 157.27%                                $1,140,134,947
LIABILITIES IN EXCESS OF OTHER ASSETS -
 (57.27)%                                                          (415,164,184)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  724,970,763
                                                                 ==============

MONEY MARKET TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                -------------    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.45%

FEDERAL HOME LOAN BANK - 18.09%
 zero coupon due 04/01/2005 to 04/27/2005       $ 446,500,000    $  446,156,197

FEDERAL HOME LOAN MORTGAGE CORP. - 18.52%
 zero coupon due 04/05/2005 to 05/31/2005         457,600,000       456,902,694

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 14.84%
 zero coupon due 04/01/2005 to 06/08/2005         366,780,000       366,174,367
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,269,233,258)                                            $1,269,233,258
                                                                 --------------

COMMERCIAL PAPER - 46.79%

AGRICULTURE - 2.23%
Cargill, Inc.
 zero coupon due 04/18/2005                        50,000,000        49,934,834
 zero coupon due 04/18/2005                         5,000,000         4,993,483
                                                                     54,928,317

BANKING - 8.61%
BNP Paribas Finance, Inc.
 zero coupon due 04/07/2005                        50,000,000        49,978,250
 zero coupon due 04/29/2005                        40,000,000        39,913,822
Lloyds TSB Bank PLC
 zero coupon due 04/14/2005                        34,578,000        34,543,662
Royal Bank of Scotland PLC
 zero coupon due 04/17/2005                        50,000,000        49,937,369
 zero coupon due 05/03/2005                        38,050,000    $   37,958,004
                                                                 --------------
                                                                 $  212,331,107

COMPUTERS & BUSINESS EQUIPMENT - 3.34%
International Business Machines Corp.
 zero coupon due 04/06/2005                        42,575,000        42,559,153
 zero coupon due 05/04/2005                        40,000,000        39,899,900
                                                                 --------------
                                                                     82,459,053

COSMETICS & TOILETRIES - 3.03%
Procter & Gamble Company
 zero coupon due 04/18/2005                        50,000,000        49,935,305
 zero coupon due 04/18/2005                        24,802,000        24,769,909
                                                                 --------------
                                                                     74,705,214

ELECTRICAL UTILITIES - 3.24%
Florida Power & Light Company
 zero coupon due 04/19/2005                        40,000,000        39,945,000
 zero coupon due 04/20/2005                        40,000,000        39,941,944
                                                                 --------------
                                                                     79,886,944

ELECTRONICS - 0.30%
Emerson Electric Company
 zero coupon due 04/18/2005                         7,500,000         7,490,260

FINANCIAL SERVICES - 16.20%
BMW US Capital LLC
 zero coupon due 04/18/2005                        35,000,000        34,954,383
 zero coupon due 04/22/2005                        25,000,000        24,959,750
Caterpillar Financial Services Corp.
 zero coupon due 04/11/2005                        30,000,000        29,977,333
Danske Corp., Series A
 zero coupon due 05/02/2005                        40,000,000        39,904,241
HBOS Treasury Services PLC
 zero coupon due 04/01/2005                        45,000,000        45,000,000
National Rural Utilities Cooperative
 Finance Corp.
 zero coupon due 04/20/2005                        30,000,000        29,956,142
 zero coupon due 04/26/2005                        40,000,000        39,922,778
State Street Corp.
 zero coupon due 04/08/2005 (c)                    50,000,000        49,972,292
 zero coupon due 04/15/2005 (c)                    30,000,000        29,968,033
UBS Finance Delaware LLC
 zero coupon due 04/01/2005                        30,000,000        30,000,000
 zero coupon due 04/18/2005                        18,500,000        18,475,976
 zero coupon due 04/28/2005                        10,223,000        10,201,762
 zero coupon due 05/03/2005                        16,500,000        16,459,227
                                                                 --------------
                                                                    399,751,917

PHARMACEUTICALS - 6.07%
Merck & Company, Inc.
 zero coupon due 04/27/2005                        50,000,000        49,900,694
Pfizer, Inc.
 zero coupon due 04/04/2005                        30,000,000        29,993,900
 zero coupon due 04/08/2005                        50,000,000        49,974,917
 zero coupon due 04/18/2005                        20,000,000        19,974,217
                                                                 --------------
                                                                    149,843,728

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMERCIAL PAPER (CONTINUED)

RETAIL TRADE - 3.77%
Wal-Mart Stores, Inc.
  zero coupon due 04/12/2005                                 50,000,000     $     49,958,292
  zero coupon due 04/12/2005                                 11,000,000           10,990,824
  zero coupon due 04/19/2005                                 32,000,000           31,956,160
                                                                            ----------------
                                                                                  92,905,276
                                                                            ----------------
TOTAL COMMERCIAL PAPER (Cost $1,154,301,816)                                $  1,154,301,816
                                                                            ----------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.81%
CANADA - 1.81%
Province of Quebec
  zero coupon due 04/19/2005                               $ 44,668,000           44,607,251
                                                                            ----------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $44,607,252)                                                          $     44,607,251
                                                                            ----------------
REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.40% to
  be repurchased at $393,026 on
  04/01/2005, collateralized by
  $405,000 U.S. Treasury Notes, 2.50%
  due 05/31/2006 (valued at $403,481,
  including interest)                                      $    393,000     $        393,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $393,000)                                                             $        393,000
                                                                            ----------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
  (COST $2,468,535,325) - 100.07%                                           $  2,468,535,325
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%                                   (1,792,026)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $  2,466,743,299
                                                                            ================

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series NAV                            1,145,097     $     16,180,219
All Cap Growth Trust Series NAV                               1,091,046           16,180,218
All Cap Value Trust Series NAV                                1,134,658           16,180,218
Blue Chip Growth Trust Series NAV                             3,033,791           48,540,656
Core Equity Trust Series NAV                                  4,219,878           56,630,765
Emerging Growth Trust Series NAV                              1,025,362           16,180,219
Emerging Small Company Trust Series NAV                         588,158           16,180,219
Equity-Income Trust Series NAV                                2,387,872           40,450,546
Fundamental Value Trust Series NAV                            4,016,366           56,630,765
International Small Cap Trust Series NAV                      2,675,891           48,540,656
International Stock Trust Series NAV                          5,835,967           64,720,874
International Value Trust Series NAV                          3,780,425           56,630,765
Large Cap Value Trust Series NAV                              1,243,994           24,270,328
Mid Cap Core Trust Series NAV                                 1,388,463           24,270,328
Mid Cap Stock Trust Series NAV                                3,625,142           48,540,656
Mid Cap Value Trust Series NAV                                1,783,927           32,360,437
Natural Resources Trust Series NAV                            1,966,801           48,540,655
Overseas Trust Series NAV                                     6,927,781           72,810,983
Small Cap Opportunities Trust Series NAV                      1,185,654           24,270,328
Small Company Value Trust Series NAV                            793,148           16,180,219
Special Value Trust Series NAV                                1,327,698           24,270,328
Strategic Growth Trust Series NAV                             3,961,856           40,450,546
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $828,059,477)                              $    809,010,928
                                                                            ----------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
  (COST $828,059,477) - 100.00%                                             $    809,010,928
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                            642
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $    809,011,570
                                                                            ================

LIFESTYLE GROWTH 820 TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series NAV                            6,056,870     $     85,583,574
All Cap Growth Trust Series NAV                               5,770,976           85,583,574
All Cap Value Trust Series NAV                                9,002,480          128,375,361
Blue Chip Growth Trust Series NAV                            18,721,407          299,542,510
Capital Appreciation Trust Series NAV                        10,274,139           85,583,574
Core Equity Trust Series NAV                                 15,943,289          213,958,936
Emerging Small Company Trust Series NAV                       3,110,999           85,583,574
Equity-Income Trust Series NAV                               12,630,398          213,958,936
Fundamental Value Trust Series NAV                           15,174,393          213,958,936
Global Bond Trust Series NAV                                  5,379,232           85,583,574
High Yield Trust Series NAV                                  33,204,103          342,334,297
International Small Cap Trust Series NAV                      9,435,896          171,167,149
International Stock Trust Series NAV                         19,292,961          213,958,936
International Value Trust Series NAV                         14,282,973          213,958,936
Large Cap Value Trust Series NAV                              4,386,652           85,583,575
Mid Cap Stock Trust Series NAV                               12,783,208          171,167,148
Mid Cap Value Trust Series NAV                                4,717,948           85,583,574
Natural Resources Trust Series NAV                            8,669,325          213,958,936
Overseas Trust Series NAV                                    24,429,184          256,750,723
Quantitative Value Trust Series NAV                           5,853,870           85,583,574
Real Estate Securities Trust Series NAV                       3,426,084           85,583,574
Real Return Bond Trust Series NAV                             9,176,223          128,375,361
Small Cap Opportunities Trust Series NAV                      4,180,927           85,583,574
Small Company Value Trust Series NAV                          6,292,910          128,375,361
Strategic Bond Trust Series NAV                              14,311,634          171,167,149
Strategic Growth Trust Series NAV                            12,573,493          128,375,361
Total Return Trust Series NAV                                 9,091,739          128,375,361
U.S. Large Cap Trust Series NAV                               6,292,910           85,583,574
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $4,374,326,528)                            $  4,279,178,712
                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
  (COST $4,374,326,528) - 100.00%                                           $  4,279,178,712
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                        (26,623)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $  4,279,152,089
                                                                            ================

LIFESTYLE BALANCED 640 TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series NAV                            6,209,533     $     87,740,704
All Cap Growth Trust Series NAV                               8,874,650          131,611,055
All Cap Value Trust Series NAV                                6,152,925           87,740,704
Blue Chip Growth Trust Series NAV                            16,451,382          263,222,111
Capital Appreciation Trust Series NAV                        10,533,098           87,740,704
Core Equity Trust Series NAV                                  9,807,083          131,611,055
Equity-Income Trust Series NAV                               18,128,245          307,092,463
Fundamental Value Trust Series NAV                            6,222,745           87,740,704
Global Allocation Trust Series NAV                            8,192,409           87,740,704
Global Bond Trust Series NAV                                 16,544,444          263,222,111
High Yield Trust Series NAV                                  59,571,768          614,184,926
International Small Cap Trust Series NAV                      4,836,863           87,740,704
International Stock Trust Series NAV                         11,867,543          131,611,055
International Value Trust Series NAV                          8,785,785          131,611,056
Natural Resources Trust Series NAV                            8,887,835          219,351,759
Overseas Trust Series NAV                                    16,696,613          175,481,407
Real Estate Securities Trust Series NAV                       8,781,095          219,351,759
Real Return Bond Trust Series NAV                            15,679,182          219,351,759
Small Cap Opportunities Trust Series NAV                      4,286,307           87,740,704
Strategic Bond Trust Series NAV                              29,344,717          350,962,815
Strategic Growth Trust Series NAV                             8,593,605           87,740,704
Strategic Value Trust Series NAV                              7,662,944           87,740,704
Total Return Trust Series NAV                                18,641,793          263,222,111
U.S. Global Leaders Growth Trust Series NAV                   7,041,790           87,740,703
U.S. Large Cap Trust Series NAV                               6,451,522           87,740,703
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $4,474,361,524)                            $  4,387,035,184
                                                                            ----------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
  (COST $4,474,361,524) - 100.00%                                           $  4,387,035,184
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                        (21,606)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $  4,387,013,578
                                                                            ================

LIFESTYLE MODERATE 460 TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT              VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Value Trust Series NAV                                1,839,700     $     26,234,119
Blue Chip Growth Trust Series NAV                             4,099,081           65,585,297
Core Equity Trust Series NAV                                  2,932,279           39,351,178
Equity-Income Trust Series NAV                                1,548,649           26,234,119
Fundamental Value Trust Series NAV                            1,860,576           26,234,119
Global Bond Trust Series NAV                                  8,244,538          131,170,595
High Yield Trust Series NAV                                  13,994,923          144,287,654
International Stock Trust Series NAV                          4,731,131           52,468,238
International Value Trust Series NAV                          2,626,914           39,351,178
Investment Quality Bond Trust Series NAV                      3,181,179           39,351,178
Large Cap Value Trust Series NAV                              1,344,650           26,234,119
Overseas Trust Series NAV                                     4,992,221           52,468,238
Real Estate Securities Trust Series NAV                       2,100,410           52,468,238
Real Return Bond Trust Series NAV                             3,750,410           52,468,238
Small Company Trust Series NAV                                3,490,901           52,468,238
Strategic Bond Trust Series NAV                               8,773,953          104,936,476
Strategic Growth Trust Series NAV                             3,854,180           39,351,178
Total Return Trust Series NAV                                13,005,583          183,638,832
U.S. Government Securities Trust Series NAV                   9,463,968          131,170,595
U.S. Large Cap Trust Series NAV                               1,928,979           26,234,119
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $1,332,634,917)                            $  1,311,705,946
                                                                            ----------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
  (COST $1,332,634,917) - 100.00%                                           $  1,311,705,946
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                         (6,475)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $  1,311,699,471
                                                                            ================

LIFESTYLE CONSERVATIVE 280 TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Blue Chip Growth Trust Series NAV                               853,369     $     13,653,897
Diversified Bond Trust Series NAV                             3,178,281           34,134,742
Equity-Income Trust Series NAV                                1,612,030           27,307,793
Fundamental Value Trust Series NAV                            1,936,723           27,307,793
Global Bond Trust Series NAV                                  4,290,980           68,269,484
High Yield Trust Series NAV                                   5,297,341           54,615,587
International Stock Trust Series NAV                          1,231,190           13,653,897
Investment Quality Bond Trust Series NAV                      5,518,956           68,269,484
Overseas Trust Series NAV                                     1,948,701           20,480,845
Real Estate Securities Trust Series NAV                       1,366,483           34,134,742
Real Return Bond Trust Series NAV                             1,951,951           27,307,793
Strategic Bond Trust Series NAV                               3,995,706           47,788,639
Total Return Trust Series NAV                                 6,285,434           88,750,329
U.S. Government Securities Trust Series NAV                  11,328,991          157,019,813
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $689,713,637)                              $    682,694,838
                                                                            ----------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
  (COST $689,713,637) - 100.00%                                             $    682,694,838
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                         (4,481)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $    682,690,357
                                                                            ================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AMERICAN GROWTH TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
American Growth Trust - Class 2 *                            15,660,673     $    790,394,170
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $711 ,059,662)                             $    790,394,170
                                                                            ----------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
  (COST $711,059,662) - 100.00%                                             $    790,394,170
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%
TOTAL NET ASSETS - 100.00%                                                           (31,536)
                                                                            ----------------
                                                                            $    790,362,634
                                                                            ================

AMERICAN INTERNATIONAL TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
American International Trust - Class 2                       24,457,756     $    384,720,501
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $350,022,389)                              $    384,720,501
                                                                            ----------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
  (COST $350,022,389) - 100.00%                                             $    384,720,501
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                        (12,340)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $    384,708,161
                                                                            ================

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.01%
American Blue Chip Income & Growth Trust -
  Class 2                                                    17,933,495     $    179,693,625
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (COST $165,800,502)                              $    179,693,625
                                                                            ----------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME AND GROWTH                     $    179,693,625
TRUST)(COST $165,800,502) - 100.01%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                                      (11,358)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $    179,682,267
                                                                            ================

AMERICAN GROWTH-INCOME TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
INVESTMENT COMPANIES - 100.00%
American Growth-Income Trust - Class 2                       17,327,684     $    621,197,474
                                                                            ----------------
TOTAL INVESTMENT COMPANIES (Cost $580,374,371)                              $    621,197,474
                                                                            ----------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME TRUST)
  (COST $580,374,371) - 100.00%                                             $    621,197,474
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                                        (24,361)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $    621,173,113
                                                                            ================

SMALL-MID CAP GROWTH TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS - 95.76%
ADVERTISING -1.05%
Ventiv Health, Inc. *                                             1,350     $         31,050

AEROSPACE - 0.78%
Innovative Solutions & Support, Inc. *                              725               23,019

AGRICULTURE - 1.64%
Bunge, Ltd. (a)                                                     900               48,492

APPAREL & TEXTILES - 1.21%
Deckers Outdoor Corp. * (a)                                       1,000               35,740

BANKING -0.97%
East West Bancorp, Inc.                                             775               28,613

BUSINESS SERVICES - 0.99%
Paxar Corp. *                                                     1,375               29,343

CHEMICALS - 0.94%
NOVA Chemicals Corp.                                                650               27,918

CONSTRUCTION & MINING EQUIPMENT - 1.12%
National Oilwell, Inc. *                                            710               33,157

CRUDE PETROLEUM & NATURAL GAS - 14.53%
Amerada Hess Corp.                                                  800               76,968
Goodrich Petroleum Corp. * (a)                                    3,000               63,390
Hydril *                                                            725               42,347

PetroKazakhstan, Inc. - USD                                       1,100               44,187
Plains Exploration & Production Company *                         2,275               79,398
Sunoco, Inc.                                                        575               59,524
XTO Energy, Inc.                                                  1,954               64,169
                                                                            ----------------
                                                                                     429,983

DOMESTIC OIL - 3.46%
BP Prudhoe Bay Royalty Trust (a)                                    875               61,075
Denbury Resources, Inc. *                                         1,175               41,395
                                                                            ----------------
                                                                                     102,470

ELECTRICAL EQUIPMENT - 3.72%
Anixter International, Inc. *                                       775               28,016
Rayovac Corp. *                                                   1,400               58,240
Wesco International, Inc. *                                         850               23,800
                                                                            ----------------
                                                                                     110,056

ELECTRONICS - 2.98%
FLIR Systems, Inc. *                                              1,300               39,390
Harman International Industries, Inc.                               280               24,769
NovAtel, Inc. * (a)                                               1,150               24,035
                                                                            ----------------
                                                                                      88,194

ENERGY - 1.68%
Southwestern Energy Company *                                       875               49,665

FINANCIAL SERVICES - 1.66%
Chicago Merchantile Exchange                                        250               48,507
Cross Timbers Royalty Trust (a)                                      18                  704
                                                                            ----------------
                                                                                      49,211

FOOD & BEVERAGES - 3.47%
Corn Products International, Inc.                                 1,100               28,589
Hansen Natural Corp. * (a)                                          625               37,544
Pilgrims Pride Corp.                                              1,025               36,613
                                                                            ----------------
                                                                                     102,746

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP GROWTH TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES - 3.36%
Equitable Resources, Inc.                                           775     $         44,516
Questar Corp.                                                       925               54,806
                                                                            ----------------
                                                                                      99,322

HEALTHCARE PRODUCTS - 2.20%
C.R. Bard, Inc.                                                     450               30,636
The Cooper Companies, Inc.                                          475               34,628
                                                                            ----------------
                                                                                      65,264

HEALTHCARE SERVICES - 4.03%
Dialysis Corporation of America * (a)                             1,225               25,002
Sierra Health Services, Inc. * (a)                                1,475               94,164
                                                                            ----------------
                                                                                     119,166

HOMEBUILDERS - 1.84%
M.D.C. Holdings, Inc.                                               780               54,327

HOUSEHOLD APPLIANCES - 1.40%
Black & Decker Corp.                                                525               41,470

INDUSTRIAL MACHINERY - 3.93%
Cummins, Inc.                                                       475               33,416
Graco, Inc.                                                         800               32,288
Grant Prideco, Inc. *                                             2,100               50,736
                                                                            ----------------
                                                                                     116,440

INSURANCE - 1.09%
UICI                                                              1,325               32,131

INTERNET SERVICE PROVIDER - 0.44%
Imergent, Inc. * (a)                                              1,325               12,998

LEISURE TIME - 2.33%
Lions Gate Entertainment Corp. * (a)                              2,900               32,045
SCP Pool Corp.                                                    1,162               37,021
                                                                            ----------------
                                                                                      69,066

MEDICAL-HOSPITALS - 1.24%
Psychiatric Solutions, Inc. *                                       800               36,800

MINING - 2.66%
Oregon Steel Mills, Inc. *                                        1,425               32,775
Potash Corp. of Saskatchewan, Inc.                                  525               45,943
                                                                            ----------------
                                                                                      78,718

PETROLEUM SERVICES - 5.03%
Premcor, Inc.                                                     1,075               64,156
Tesoro Petroleum Corp. *                                          1,100               40,722
Valero Energy Corp.                                                 600               43,962
                                                                            ----------------
                                                                                     148,840

REAL ESTATE - 1.99%
Brascan Corp., Class A                                              800               30,200
The St. Joe Company (a)                                             425               28,603
                                                                            ----------------
                                                                                      58,803

RETAIL TRADE - 5.08%
Aeropostale, Inc. *                                               1,175               38,481
American Eagle Outfitters, Inc.                                   2,000               59,100
Urban Outfitters, Inc. *                                          1,100               52,767
                                                                            ----------------
                                                                                     150,348

SOFTWARE - 4.95%
Activision, Inc. *                                                3,366     $         49,817
ANSYS, Inc. *                                                       830               28,394
Autodesk, Inc. *                                                  2,300               68,448
                                                                            ----------------
                                                                                     146,659

STEEL - 1.95%
Steel Dynamics, Inc. (a)                                          1,675               57,704

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.51%
Tim Hellas Telecommunications SA (a)                              2,125               44,753

TRANSPORTATION - 7.22%
Frontline, Ltd. (a)                                                 450               22,050
Knightsbridge Tankers, Ltd. (a)                                     650               25,324
Nordic American Tanker Shipping (a)                               1,000               47,450
Overseas Shipholding Group, Inc.                                  1,175               73,919
Ship Finance International, Ltd. - USD (a)                          217                4,405
Teekay Shipping Corp.-USD (a)                                       900               40,455
                                                                            ----------------
                                                                                     213,603

TRUCKING & FREIGHT - 3.31%
EGL, Inc. *                                                         950               21,660
Landstar Systems, Inc. *                                            850               27,837
UTI Worldwide, Inc. (a)                                             700               48,615
                                                                            ----------------
                                                                                      98,112
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $2,319,444)                                       $      2,834,181
                                                                            ----------------

SHORT TERM INVESTMENTS - 23.28%

State Street Navigator Securities
Lending Prime Portfolio (c)                                $    689,002     $        689,002
                                                                            ----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $689,002)                                                           $        689,002
                                                                            ----------------
REPURCHASE AGREEMENTS - 3.75%
  Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $ 111,004 on
  04/01/2005, collateralized by
  $100,000 U.S. Treasury Bonds, 6.25%
  due 08/15/2023 (valued at
  $117,072, including interest) (c)                        $    111,000     $        111,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $111,000)                                                           $        111,000
                                                                            ----------------
TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
  (COST $3,119,446) - 122.79%                                               $      3,634,183
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.79)%                                    (674,423)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      2,959,760
                                                                            ================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS - 96.77%

APPAREL & TEXTILES - 2.68%
Cintas Corp.                                                      1,500     $         61,965

AUTO SERVICES - 4.16%
Copart, Inc. *                                                    4,085               96,242

BUSINESS SERVICES - 12.49%
Catalina Marketing Corp.                                          2,885               74,721
Certegy, Inc.                                                     2,330               80,665
Equifax, Inc.                                                     1,925               59,078
Fair Isaac Corp.                                                  2,168               74,666
                                                                            ----------------
                                                                                     289,130

CHEMICALS - 4.37%
Valspar Corp.                                                     2,175              101,224

COMPUTERS & BUSINESS EQUIPMENT - 3.13%
Henry, Jack & Associates, Inc.                                    4,025               72,410

CONTAINERS & GLASS - 4.18%
Bemis Company, Inc.                                               3,110               96,783

DRUGS & HEALTH CARE - 1.82%
Axcan Pharma, Inc. * (a)                                          2,500               42,075

ELECTRONICS - 7.17%
Teleflex, Inc.                                                    1,620               82,912
Zebra Technologies Corp., Class A *                               1,747               82,965
                                                                            ----------------
                                                                                     165,877

FINANCIAL SERVICES - 4.27%
Eaton Vance Corp.                                                 4,220               98,917

FOOD & BEVERAGES - 1.25%
Tootsie Roll Industries, Inc.                                       966               28,984

HEALTHCARE PRODUCTS - 3.42%
Diagnostic Products Corp.                                         1,640               79,212

HEALTHCARE SERVICES - 4.93%
IMS Health, Inc.                                                  4,675              114,023

INDUSTRIAL MACHINERY - 2.44%
Donaldson Company, Inc.                                           1,750               56,490

INSURANCE - 13.35%
Brown & Brown, Inc.                                               1,020               47,012
Cincinnati Financial Corp.                                        1,777               77,495
Reinsurance Group of America, Inc.                                1,845               78,560
Stancorp Financial Group, Inc.                                    1,250              105,975
                                                                            ----------------
                                                                                     309,042

MANUFACTURING - 3.57%
Mettler-Toledo International, Inc. *                              1,740               82,650

POLLUTION CONTROL - 3.03%
Stericycle, Inc. *                                                1,585               70,057

RETAIL TRADE - 13.08%
99 Cents Only Stores * (a)                                        5,000               65,850
Regis Corp.                                                       2,590              106,009
Rent-A-Center, Inc. *                                             4,790              130,815
                                                                            ----------------
                                                                                     302,674

SEMICONDUCTORS - 3.25%
Microchip Technology, Inc.                                        2,890               75,169

TRANSPORTATION - 4.18%
C. H. Robinson Worldwide, Inc.
                                                                  1,875     $         96,619
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $2,126,342)                                       $      2,239,543
                                                                            ----------------
SHORT TERM INVESTMENTS - 4.78%
State Street Navigator Securities
  Lending Prime Portfolio (c)                              $    110,625     $        110,625
                                                                            ----------------

TOTAL SHORT TERM INVESTMENTS
  (Cost $110,625)                                                           $        110,625
                                                                            ----------------
REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $ 11,000 on
  04/01/2005, collateralized by
  $10,000 U.S. Treasury Bonds, 7.50%
  due 11/15/2016 (valued at $12,805,
  including interest) (c)                                  $     11,000     $         11,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $11,000)                                                            $         11,000
                                                                            ----------------
TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
  (COST $2,247,967) - 102.03%                                               $      2,361,168
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.03)%                                      (46,986)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      2,314,182
                                                                            ================

INTERNATIONAL EQUITY SELECT TRUST

                                                             SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCK - 95.25%

DENMARK - 2.09%
Danske Bank A/S-Sponsored ADR (a)                                 2,100     $         61,089

FINLAND - 3.80%
Nokia Oyj - Sponsored ADR                                         7,200              111,096

FRANCE - 12.12%
AXA - Sponsored ADR (a)                                            2250               60,030
Sanofi - Synthelabo SA (a)                                        1,508               63,849
Societe General - Sponsored ADR                                   4,300               89,583
Total SA SADR (a)                                                   750               87,922
Vivendi Universal, ADR                                            1,730               52,938
                                                                            ----------------
                                                                                     354,322

GERMANY - 3.85%
Schering AG                                                         855               57,114
Siemens AG - Sponsored ADR                                          700               55,342
                                                                            ----------------
                                                                                     112,456

IRELAND - 2.00%
Allied Irish Bank PLC - Sponsored ADR (a)                         1,400               58,394

ITALY - 7.48%
Enel Societa Per Azioni - Sponsored ADR * (a)                     1,150               55,212
Eni SPA - Sponsored ADR (a)                                         750               97,620

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OFINVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
INTERNATIONAL EQUITY SELECT TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
SanPaolo IMI SPA-Sponsored ADR                                    2,100     $         65,751
                                                                            ----------------
                                                                                     218,583

JAPAN - 8.58%
CANON, Inc.-Sponsored ADR (a)                                     1,650               88,440
Kao Corp.-Sponsored ADR                                             350               80,661
Nomura Holdings, Inc., ADR (a)                                    5,900               81,774
                                                                            ----------------
                                                                                     250,875

NETHERLANDS - 5.93%
Heineken NV, ADR(a)                                               2,575               89,454
Royal Dutch Petroleum Company- NY Shares                          1,400               84,056
                                                                            ----------------
                                                                                     173,510

SWITZERLAND - 17.96%
Compagnie Financiere Richemont AG-Sponsored ADR                   1,800               56,708

Credit Suisse Group-Sponsored ADR (a)                             2,200               94,160
Nestle SA-Sponsored ADR                                           1,250               85,800
Novartis AG, ADR                                                  1,150               53,797
Roche Holdings, Ltd.-Sponsored ADR                                1,100               59,158
Swiss Reinsurance Company-Sponsored ADR (a)                         800               57,488
UBS AG                                                            1,400              118,160
                                                                            ----------------
                                                                                     525,271

UNITED KINGDOM - 31.44%
Barclays PLC-Sponsored ADR (a)                                    2,800              116,032
BP PLC SADR                                                       1,350               84,240
Cadbury Schweppes PLC-Sponsored ADR                               2,900              118,030
Diageo PLC-Sponsored ADR                                          1,500               85,350
GlaxoSmithKline PLC, ADR                                          2,450              112,504
HSBC Holdings PLC-Sponsored ADR (a)                               1,400              111,160
Tesco PLC-Sponsored ADR (a)                                       3,300               59,208
Unilever PLC-Sponsored ADR (a)                                    2,900              116,000
Vodafone Group PLC, ADR                                           4,400              116,864
                                                                            ----------------
                                                                                     919,388
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $2,420,650)                                       $      2,784,984

SHORT TERM INVESTMENTS - 25.26%                                             ----------------
State Street Navigator Securities
  Lending Prime Portfolio (c)                              $    738,666     $        738,666
                                                                            ----------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $738,666)                                                            $        738,666
                                                                            ----------------
REPURCHASE AGREEMENTS - 3.46%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $101,004 on
  04/01/2005, collateralized by
  $75,000 U.S. Treasury Bonds, 9.25%
  due 02/15/2016 (valued at $105,398,
  including interest) (c)                                  $    101,000     $        101,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $101,000)                                                            $        101,000
                                                                            ----------------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY SELECT TRUST)
  (COST $3,260,315) - 123.97%                                               $      3,624,650
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.97)%
TOTAL NET ASSETS - 100.00%                                                          (700,854)
                                                                            ----------------
                                                                            $      2,923,796
                                                                            ================

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Food & Beverages            15.88%

Banking                     14.41%

Financial Services          12.82%

Pharmaceuticals             11.85%

Petroleum Services           5.89%

SELECT GROWTH TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS - 98.93%

AEROSPACE - 6.41%
Empresa Brasileira de Aeronautica SA, ADR (a)                     2,825     $         88,422
United Technologies Corp.                                           975               99,119
                                                                            ----------------
                                                                                     187,541
BIOTECHNOLOGY - 1.04%
Amgen, Inc. *                                                       525               30,560

BUILDING MATERIALS & CONSTRUCTION - 2.37%
Masco Corp.                                                       2,000               69,340

BUSINESS SERVICES - 2.08%
Accenture, Ltd., Class A *                                        2,525               60,979

CABLE AND TELEVISION - 3.22%
Comcast Corp.-Special Class A *                                   2,825               94,355

CHEMICALS - 2.86%
Praxair, Inc.                                                     1,750               83,755

COLLEGES & UNIVERSITIES - 1.01%
Apollo Group, Inc., Class A *                                       400               29,624

COMPUTERS & BUSINESS EQUIPMENT - 4.39%
Dell, Inc. *                                                      2,575               98,931
Lexmark International, Inc. *                                       370               29,589
                                                                            ----------------
                                                                                     128,520

COSMETICS & TOILETRIES - 9.31%
Avon Products, Inc.                                               2,350              100,909
Colgate-Palmolive Company                                         1,225               63,908
Estee Lauder Companies, Inc., Class A                             1,100               49,478
The Gillette Company                                              1,155               58,305
                                                                            ----------------
                                                                                     272,600

ELECTRICAL EQUIPMENT - 2.93%
General Electric Company                                          2,375               85,642

FINANCIAL SERVICES - 12.13%
Capital One Financial Corp.                                       1,025               76,639
Federal Home Loan Mortgage Corp.                                    450               28,440
Federal National Mortgage Association                               500               27,225
J.P. Morgan Chase & Company                                       2,525               87,365
State Street Corp. (c)                                            1,400               61,208
The Goldman Sachs Group, Inc.                                       675               74,243
                                                                            ----------------
                                                                                     355,120

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SELECT GROWTH TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 3.13%
PepsiCo, Inc.                                                     1,725     $         91,477

HEALTHCARE PRODUCTS - 5.53%
Johnson & Johnson                                                 1,100               73,876
Medtronic, Inc.                                                     650               33,118
Varian Medical Systems, Inc. *                                    1,600               54,848
                                                                            ----------------
                                                                                     161,842

Healthcare Services - 2.84%
Medco Health Solutions, Inc. *                                    1,675               83,030

HOTELS & RESTAURANTS - 2.37%
Harrah's Entertainment, Inc.                                      1,075               69,423

INSURANCE - 5.84%
AFLAC, Inc.                                                         780               29,063
First American Corp.                                              2,485               81,856
Willis Group Holdings, Ltd. (a)                                   1,625               59,913
                                                                            ----------------
                                                                                     170,832

INTERNET RETAIL - 2.56%

eBay, Inc. *                                                      2,010               74,893

INTERNET SOFTWARE - 2.90%
Cisco Systems, Inc. *                                             4,750               84,977

MANUFACTURING - 3.58%
Rockwell Automation, Inc.                                         1,850              104,784

PHARMACEUTICALS - 6.10%
Caremark Rx, Inc. *                                               1,550               61,659
Pfizer, Inc.                                                      4,450              116,901
                                                                            ----------------
                                                                                     178,560

RETAIL TRADE - 11.59%
Dollar Tree Stores, Inc. *                                        1,075               30,885
Home Depot, Inc.                                                  1,800               68,832
Kohl's Corp. *                                                    1,585               81,834
Tiffany & Company                                                 2,025               69,903
Wal-Mart Stores, Inc.                                             1,750               87,692
                                                                            ----------------
                                                                                     339,146

SEMICONDUCTORS - 2.10%
Intel Corp.                                                       2,650               61,560

SOFTWARE - 2.64%
Microsoft Corp.                                                   2,075               50,153
SAP AG, ADR                                                         675               27,054
                                                                            ----------------
                                                                                      77,207
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $2,689,485)                                       $      2,895,767
                                                                            ----------------
SHORT TERM INVESTMENTS - 5.18%
State Street Navigator Securities
  Lending Prime Portfolio (c)                              $    151,744     $        151,744
                                                                                ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $151,744)                                                            $        151,744
                                                                             ---------------
REPURCHASE AGREEMENTS - 1.03%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $30,001 on
  04/01/2005, collateralized by
  $25,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2017 (valued at $35,125,
  including interest) (c)                                  $     30,000     $         30,000
                                                           ------------     ----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $30,000)                                                              $         30,000
                                                                            ----------------
TOTAL INVESTMENTS (SELECT GROWTH TRUST)
  (COST $2,871,229) - 105.14%                                               $      3,077,511
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.14)%                                     (150,543)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      2,926,968
                                                                            ================

GLOBAL EQUITY SELECT TRUST


                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS - 96.96%

FINLAND - 2.19%
Nokia (AB) Oyj                                                    4,900     $         75,995

FRANCE - 8.08%
Societe Generale (a)                                                900               93,541
Total SA (a)                                                        500              117,032
Vivendi Universal SA                                              2,300               70,477
                                                                            ----------------
                                                                                     281,050

GERMANY - 5.02%
Sobering AG                                                       1,200               79,610
Siemens AG                                                        1,200               95,000
                                                                            ----------------
                                                                                     174,610

ITALY - 4.73%
Enel SpA                                                          7,400               70,818
Eni SpA (a)                                                       3,600               93,506
                                                                            ----------------
                                                                                     164,324

JAPAN - 5.61%
Canon, Inc.                                                       1,000               53,625
Kao Corp.                                                         2,500               57,473
Nomura Securities Company, Ltd.                                   6,000               83,936
                                                                            ----------------
                                                                                     195,034

NETHERLANDS - 2.14%
Heineken NV(a)                                                    2,150               74,523

SWITZERL AND - 11.60
Credit Suisse Group (a)                                           2,700              115,972
Nestle SA                                                           300               82,121
Novartis AG                                                       1,000               46,675
Swiss Reinsurance Company                                           800               57,315
UBS AG - CHF (a)                                                  1,200              101,380
                                                                            ----------------
                                                                                     403,463

UNITED KINGDOM - 21.06%
Barclays PLC                                                     10,400              106,254

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL EQUITY SELECT TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
BPPLC                                                             7,600     $         78,724

Cadbury Schweppes PLC                                             9,100               91,168
Diageo PLC                                                        6,700               94,391
GlaxoSmithKline PLC                                               4,500              103,084
HSBC Holdings PLC                                                 5,300               83,776
Unilever PLC                                                      6,300               62,224
Vodafone Group PLC                                               42,500              112,767
                                                                            ----------------
                                                                                     732,388

UNITED STATES - 36.53%
Bank of America Corp.                                             2,000               88,200
Cisco Systems, Inc. *                                             4,000               71,560
Citigroup, Inc.                                                   1,485               66,736
Exxon Mobil Corp.                                                 2,000              119,200
First Data Corp.                                                  1,600               62,896
General Electric Company                                          2,000               72,120
Golden West Financial Corp.                                         570               34,485
Home Depot, Inc.                                                  1,800               68,832
International Business Machines Corp.                               700               63,966
J.P. Morgan Chase & Company                                       2,640               91,344
Johnson & Johnson                                                 1,700              114,172
Microsoft Corp.                                                   4,600              111,182
Oracle Corp. *                                                    9,200              114,816
The Coca-Cola Company                                             1,300               54,171
United Technologies Corp.                                           700               71,162
Wells Fargo Company                                               1,100               65,780
                                                                            ----------------
                                                                                   1,270,622
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $2,830,740)                                       $      3,372,009
                                                                            ----------------
SHORT TERM INVESTMENTS - 17.02%
State Street Navigator Securities
  Lending Prime Portfolio (c)                              $    592,057     $        592,057
                                                                            ----------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $592,057)                                                            $        592,057
                                                                            ----------------
REPURCHASE AGREEMENTS - 2.82%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $98,003 on
  04/01/2005, collateralized by
  $75,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2017 (valued at $105,375,
  including interest) (c)                                  $     98,000     $         98,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $98,000)                                                              $         98,000
                                                                            ----------------
TOTAL INVESTMENTS (GLOBAL EQUITY SELECT TRUST)
  (COST $3,520,797) - 116.80%                                               $      4,062,066
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.80)%                                    (584,146)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      3,477,920
                                                                            ================

The Trust had the following five top industry concentrations as of March 31, 2005 (as a percentage of total net assets):

Banking                               14.08%

Financial Services                    12.70%

Petroleum Services                     9.06%

Food & Beverages                       8.33%

Software                               6.50%

CORE VALUE TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS - 97.81%

AIR TRAVEL - 3.02%

Southwest Airlines Company                                        7,320     $        104,237

BANKING - 3.19%
US Bancorp                                                        3,815              109,948

BIOTECHNOLOGY - 1.99%
Amgen, Inc. *                                                     1,183               68,862

BROADCASTING - 2.93%
Viacom, Inc., Class B                                             2,900              101,007

CABLE AND TELEVISION - 5.69%
EchoStar Communications Corp., Class A                            3,308               96,759
Time Warner, Inc. *                                               5,685               99,772
                                                                            ----------------
                                                                                     196,531

CELLULAR COMMUNICATIONS - 2.60%
Motorola, Inc.                                                    6,000               89,820

COMPUTERS & BUSINESS EQUIPMENT - 7.88%
Hewlett-Packard Company                                           4,153               91,117
International Business Machines Corp.                             1,025               93,665
Lexmark International, Inc. *                                     1,090               87,167
                                                                            ----------------
                                                                                     271,949

COSMETICS & TOILETRIES - 2.85%
The Procter & Gamble Company                                      1,857               98,421

CRUDE PETROLEUM & NATURAL GAS - 3.15%
ChevronTexaco Corp.                                               1,866              108,807

ELECTRICAL EQUIPMENT - 3.10%
General Electric Company                                          2,970              107,098

FINANCIAL SERVICES - 14.10%
Charles Schwab Corp.                                              4,977               52,308
Citigroup, Inc.                                                   2,250              101,115
Fiserv, Inc. *                                                    2,900              115,420
J.P. Morgan Chase & Company                                       2,675               92,555
Morgan Stanley                                                      975               55,819
The Goldman Sachs Group, Inc.                                       632               69,514
                                                                            ----------------
                                                                                     486,731
HEALTHCARE PRODUCTS - 3.58%
Johnson & Johnson                                                 1,840              123,574

HEALTHCARE SERVICES - 4.68%
Laboratory Corp. of America Holdings *                              765               36,873
Quest Diagnostics, Inc.                                           1,185              124,579
                                                                            ----------------
                                                                                     161,452

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE VALUE TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 3.17%
McDonald's Corp.                                                  3,510     $        109,301

INSURANCE - 5.85%
AFLAC, Inc.                                                       2,069               77,091
CIGNA Corp.                                                       1,400              125,020
                                                                            ----------------
                                                                                     202,111

INTERNATIONAL OIL - 2.61%
ConocoPhillips                                                      836               90,154

INTERNET SOFTWARE - 2.63%
Cisco Systems, Inc. *                                             5,070               90,702

PETROLEUM SERVICES - 1.43%
Exxon Mobil Corp.                                                   828               49,349

PHARMACEUTICALS - 5.94%
Abbott Laboratories                                               2,435              113,520
Forest Laboratories, Inc. *                                       2,475               91,451
                                                                            ----------------
                                                                                     204,971

PHOTOGRAPHY - 3.19%
Eastman Kodak Company                                             3,380              110,019

RETAIL TRADE - 10.40%
Best Buy Company, Inc.                                            1,910              103,159
CVS Corp.                                                         2,695              141,811
Lowe's Companies, Inc.                                            2,000              114,180
                                                                            ----------------
                                                                                     359,150

SEMICONDUCTORS - 1.91%
Intel Corp.                                                       2,843               66,043

SOFTWARE - 0.93%
Microsoft Corp.                                                   1,325               32,025

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.99%
Corning, Inc. *                                                   3,084               34,325
                                                                            ----------------
TOTAL COMMON STOCKS (Cost $3,056,237)                                       $      3,376,587
                                                                           ----------------
REPURCHASE AGREEMENTS - 2.14%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $74,003 on
  04/01/2005, collateralized by
  $60,000 U.S. Treasury Bonds, 7.625%
  due 02/15/2025 (valued at $81,340,
  including interest) (c)                                  $     74,000     $         74,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $74,000)                                                             $         74,000
                                                                            ----------------
TOTAL INVESTMENTS (CORE VALUE TRUST)
 (COST $3,130,237) - 99.95%                                                 $      3,450,587
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%                                          1,566
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      3,452,153
                                                                            ================

HIGH GRADE BOND TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
U.S. TREASURY OBLIGATIONS - 55.06%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 3.90%
1.625% due 01/15/2015                                      $    159,000     $        156,652
2.375% due 01/15/2025                                            67,000               72,068
                                                                            ----------------
                                                                                     228,720

U.S. TREASURY BONDS - 16.84%
6.00% due 02/15/2026                                            521,000              595,995
6.25% due 08/15/2023                                            336,000              391,217
                                                                            ----------------
                                                                                     987,212

U.S. TREASURY NOTES - 34.32%
1.625% due 04/30/2005                                           696,000              695,347
3.375% due 09/15/2009                                           941,000              911,998
4.00% due 02/15/2015                                             59,000               56,687
4.75% due 05/15/2014                                            303,000              308,681
5.50% due 02/15/2008                                             38,000               39,620
                                                                            ----------------
                                                                                   2,012,333
                                                                            ----------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $3,239,098)                                                          $      3,228,265
                                                                            ----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.72%

FEDERAL HOME LOAN MORTGAGE CORP. - 8.14%
  4.50% due 01/15/2014                                          180,000              175,957
  5.75% due 04/15/2008                                          180,000              187,887
  6.75% due 03/15/2031                                           93,000              113,404
                                                                            ----------------
                                                                                     477,248

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.58%

  4.75% due 01/01/2035                                          102,355              102,017
  5.00% due 04/15/2015                                           67,000               67,519
  5.50% TBA **                                                  274,000              274,342
  6.00% due 05/15/2011                                          110,000              117,768
                                                                            ----------------
                                                                                     561,646
                                                                            ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $1,035,145)                                                          $      1,038,894
                                                                            ----------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.45%
Commercial Mortgage Pass-Through
  Certificates, Series 2004-LB4A, Class A4
  4.584% due 10/15/2037 (b)                                      30,000               29,299
Greenwich Capital Commercial Funding Corp.,
  Series 2005-GG3, Class A3
  4.569% due 08/10/2042 (b)                                      28,000               27,451
Morgan Stanley Capital I, Inc., Series
  2005-T17, Class A5
  4.78% due 12/13/2041 (b)                                       29,000               28,384
                                                                            ----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $87,154)                                                             $         85,134
                                                                            ----------------
ASSET BACKED SECURITIES - 21.38%
Ameriquest Mortagage Securities, Inc., Series
  2003-IA1, Class A4
  4.965% due 11/25/2033                                          76,000               76,185


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH GRADE BOND TRUST (CONTINUED)

                                                             SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                           ------------     ----------------
ASSET BACKED SECURITIES
(CONTINUED)
Bank One Issuance Trust,
  Series 2004-A1, Class Al
  3.45% due 10/17/2011                                     $     31,000     $         29,898
Carmax Auto Owner Trust, Series 2003-1,
  Class A4
  2.16% due 11/15/2009                                           59,000               57,320
Carmax Auto Owner Trust, Series 2004-2,
  Class A4
  3.46% due 09/15/2011                                          117,000              114,009
Chase Funding Mortgage Loan Asset-Backed
  Certificates, Series 2004-1, Class 1A2
  2.427% due 06/25/2019                                          69,000               68,489
CNH Equipment Trust, Series 2003-A, Class A4B
  2.57% due 09/15/2009                                           98,000               95,030
CNH Equipment Trust, Series 2004-A, Class A4B
  3.48% due 09/15/2011                                           58,000               56,269
Countrywide Asset-Backed Certificates, Series
  2005-1, Class AF3
  4.575% due 07/25/2035                                          33,000               33,000
John Deere Owner Trust, Series 2003-A,
  Class A4
  2.44% due 06/15/2010                                           86,000               83,730
National City Auto Receivables Trust,
  Series 2004-A, Class A4
  2.88% due 05/15/2011                                           74,000               71,653
Navistar Financial Corp. Owner Trust,
  Series 2004-A, Class A4
  2.59% due 03/15/2011                                           53,000               51,123
Onyx Acceptance Grantor Trust, Series 2003-C,
  Class A4
  2.66% due 05/17/2010                                           44,000               42,936
Onyx Acceptance Owner Trust, Series 2005-A,
  Class A4
  3.91% due 09/15/2011                                           60,000               59,080
Onyx Acceptance Owner Trust, Series 2004-B,
  Class A4
  3.89% due 02/15/2011                                           72,000               70,998
PG&E Energy Recovery Funding LLC, Series
  2005-1, Class A2
  3.87% due 06/25/2011                                           53,000               52,497
PSE & G Transition Funding LLC,
  Series 2001-1, Class A8
  6.89% due 12/15/2017                                           30,000               34,269
Wells Fargo Financial Auto Owner Trust,
  Series 2004-A, Class A4
  2.67% due 08/16/2010                                           64,000               62,326
Wells Fargo Home Equity Asset, Series 2004-2,
  Class AI2
  3.45% due 09/25/2034                                           45,000               44,314
Wells Fargo Home Equity Asset, Series 2004-2,
  Class AI3
  3.97% due 09/25/2034 (b)                                      104,000              102,398
WFS Finanical Owner Trust,
  Series 2004-4, Class A4
  3.44% due 05/17/2012                                           49,000               47,885
                                                                            ----------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,268,841)                                                           $      1,253,409
                                                                            ================

REPURCHASE AGREEMENTS - 9.60%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 1.25% to
  be repurchased at $563,020 on
  04/01/2005, collateralized by
  $15,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2017 (valued at $21,075,
  including interest) and $415,000
  U.S. Treasury Bonds, 7.625% due
  02/15/2025 (valued at $562,605,
  including interest) (c)***                               $    563,000     $        563,000
                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $563,000)                                                            $        563,000
                                                                            ----------------
TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
 (COST $6,193,237) - 105.21%                                                $      6,168,702
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.21)%                                     (305,529)
                                                                            ----------------
TOTAL NET ASSETS - 100.00%                                                  $      5,863,173
                                                                            ================

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
-----------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deutsche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
HUF - Hungarian Forint
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
MXN - Mexican Peso
NLG - Netherlands Guilder
NZD - New Zealand Dollar
NOK - Norweigan Krone
PHP - Philippines Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRL - Turkish Lira
USD - US Dollar
ZAR - South African Rand

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Security Abbreviations and Legend


ADR    - American Depositary Receipts
ADS    - American Depositary Shares
CDO    - Collateralized Debt Obligation
ESOP   - Employee Stock Ownership Program
EWCO   - European Written Call Option
GDR    - Global Depositary Receipts
GTD    - Guaranteed
IO     - Interest Only (Carries notional principal amount)
MTN    - Medium Term Note
NIM    - Net Interest Margin
OTC    - Over The Counter
PLC    - Public Limited Company
PIK    - Paid In Kind
PO     - Principal Only
REIT   - Real Estate Investment Trust
REMIC  - Real Estate Mortgage Investment Conduit
SBI    - Shares Beneficial Interest
SADR   - Sponsored American Depositary Receipts
SPDR   - Standard & Poor's Depositary Receipts
TBA    - To Be Announced
+ Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*        Non-Income Producing
(a)      All or a portion of this security was out on loan
(b)      Floating Rate Note
(c)      Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)      Principal amount of security is adjusted for inflation
(e)      Security Fair Valued on March 31, 2005
(f)      Delisted
**       Purchased on a forward commitment
*** At March 31, 2005, all or a portion of this security was pledged to cover forward commitments purchased.
**** At March 31, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS - 95.74%

ADVERTISING - 0.22%
Monster Worldwide, Inc. *                                      831     $         23
Omnicom Group, Inc.                                          1,282              114
The Interpublic Group of Companies, Inc. *                   2,910               36
                                                                       ------------
                                                                                173

AEROSPACE - 2.11%
Boeing Company                                               5,728              335
General Dynamics Corp.                                       1,377              147
Goodrich Corp.                                                 826               32
Honeywell International, Inc.                                5,855              218
Lockheed Martin Corp.                                        2,763              169
Northrop Grumman Corp.                                       2,479              134
Raytheon Company                                             3,118              121
Rockwell Collins, Inc.                                       1,228               58
Textron, Inc.                                                  930               69
United Technologies Corp.                                    3,525              358
                                                                       ------------
                                                                              1,641

AGRICULTURE - 0.29%
Archer-Daniels-Midland Company                               4,288              106
Monsanto Company                                             1,832              118
                                                                       ------------
                                                                                224

AIR TRAVEL - 0.10%
Delta Air Lines, Inc. * (a)                                    962                4
Southwest Airlines Company                                   5,070               72
                                                                       ------------
                                                                                 76

ALUMINUM - 0.23%
Alcoa, Inc.                                                  5,997              182

APPAREL & TEXTILES - 0.47%
Cintas Corp.                                                 1,028               42
Coach, Inc. *                                                1,316               75
Jones Apparel Group, Inc.                                      842               28
Liz Claiborne, Inc.                                            747               30
NIKE, Inc., Class B                                          1,581              132
Reebok International, Ltd.                                     386               17
VF Corp.                                                       688               41
                                                                       ------------
                                                                                365

AUTO PARTS - 0.26%
AutoZone, Inc. * (a)                                           466               40
Dana Corp.                                                   1,033               13
Delphi Corp.                                                 3,862               17
Genuine Parts Company                                        1,202               52
Johnson Controls, Inc.                                       1,316               74
Visteon Corp. * (a)                                            891                5
                                                                       ------------
                                                                                201

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                           1,554               29

AUTOMOBILES - 0.44%
Ford Motor Company                                          12,600              143
General Motors Corp. (a)                                     3,887              114
PACCAR, Inc.                                                 1,195               86
                                                                       ------------
                                                                                343

BANKING - 5.84%
AmSouth Bancorp. (a)                                         2,444               63
Bank of America Corp.                                       27,896            1,230
Bank of New York Company, Inc.                               5,357              156
BB&T Corp.                                                   3,774              147
Comerica, Inc.                                               1,171               64
Compass Bancshares, Inc.                                       850               39
Fifth Third Bancorp (a)                                      3,579              154
First Horizon National Corp. (a)                               847               34
Golden West Financial Corp.                                  1,943              118
Huntington Bancshares, Inc.                                  1,596               38
KeyCorp                                                      2,796               91
M&T Bank Corp.                                                 677               69
Marshall & Ilsley Corp.                                      1,430               60
National City Corp.                                          4,089              137
North Fork Bancorporation, Inc.                              3,239               90
Northern Trust Corp.                                         1,400               61
Regions Financial Corp.                                      3,197              104
Sovereign Bancorp, Inc.                                      2,579               57
SunTrust Banks, Inc.                                         2,334              168
US Bancorp                                                  12,754              368
Wachovia Corp.                                              10,911              555
Wells Fargo Company                                         11,670              698
Zions BanCorp                                                  618               43
                                                                       ------------
                                                                              4,544

BIOTECHNOLOGY - 1.02%
Amgen, Inc. *                                                8,621              502
Applera Corp.-Applied Biosystems Group                       1,351               27
Biogen Idec, Inc. *                                          2,295               79
Chiron Corp. *                                               1,016               35
Genzyme Corp. *                                              1,706               98
MedImmune, Inc. *                                            1,712               41
Millipore Corp. *                                              342               15
                                                                       ------------
                                                                                797

BROADCASTING - 1.20%
Clear Channel Communications, Inc.                           3,627              125
News Corp.                                                  20,241              342
Univision Communications, Inc., Class A *                    2,009               56
Viacom, Inc., Class B                                       11,733              409
                                                                       ------------
                                                                                932

BUILDING MATERIALS & CONSTRUCTION - 0.21%
American Standard Companies, Inc.                            1,240               57
Masco Corp.                                                  3,083              107
                                                                       ------------
                                                                                164

BUSINESS SERVICES - 1.82%
Affiliated Computer Services, Inc., Class A *                  872               46
Automatic Data Processing, Inc.                              4,013              180
Cendant Corp.                                                7,261              149
Computer Sciences Corp. *                                    1,315               60
Convergys Corp. *                                              978               15
Electronic Arts, Inc. *                                      2,119              110
Electronic Data Systems Corp.                                3,562               74

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Equifax, Inc.                                                  930     $         29
First Data Corp.                                             5,518              217
Fluor Corp.                                                    589               33
Moody's Corp.                                                  944               76
NCR Corp. *                                                  1,281               43
Paychex, Inc.                                                2,447               80
Pitney Bowes, Inc.                                           1,589               72
R.R. Donnelley & Sons Company                                1,482               47
Robert Half International, Inc.                              1,108               30
SunGuard Data Systems, Inc. *                                1,988               69
Unisys Corp. *                                               2,321               16
VERITAS Software Corp. *                                     2,905               67
                                                                       ------------
                                                                              1,413

CABLE AND TELEVISION - 1.37%
Comcast Corp., Class A *                                    15,223              514
Time Warner, Inc. *                                         31,627              555
                                                                       ------------
                                                                              1,069

CELLULAR COMMUNICATIONS - 0.61%
Motorola, Inc.                                              16,872              253
Nextel Communications, Inc., Class A *                       7,754              220
                                                                       ------------
                                                                                473

CHEMICALS - 1.51%
Air Products & Chemicals, Inc.                               1,566               99
Ashland, Inc.                                                  456               31
Dow Chemical Company                                         6,562              327
E.I. Du Pont De Nemours & Company                            6,861              352
Eastman Chemical Company                                       536               32
Engelhard Corp.                                                841               25
Great Lakes Chemical Corp.                                     354               12
Hercules, Inc. *                                               771               11
PPG Industries, Inc.                                         1,192               85
Praxair, Inc.                                                2,221              106
Rohm & Haas Company                                          1,338               64
Sigma-Aldrich Corp.                                            474               29
                                                                       ------------
                                                                              1,173

COLLEGES & UNIVERSITIES - 0.11%
Apollo Group, Inc., Class A *                                1,140               84

COMPUTERS & BUSINESS EQUIPMENT - 3.72%
Apple Computer, Inc. *                                       5,623              234
Dell, Inc. *                                                16,922              650
EMC Corp. *                                                 16,554              204
Gateway, Inc. * (a)                                          2,057                8
Hewlett-Packard Company                                     19,926              437
International Business Machines Corp.                       11,235            1,027
Lexmark International, Inc. *                                  871               70
Network Appliance, Inc. *                                    2,520               70
Sun Microsystems, Inc. *                                    23,245               94
Xerox Corp. *                                                6,588              100
                                                                       ------------
                                                                              2,894

CONSTRUCTION & MINING EQUIPMENT - 0.10%
National Oilwell, Inc. *                                     1,155               54
Rowan Companies, Inc.                                          738               22
                                                                       ------------
                                                                                 76

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                       871               39
Vulcan Materials Company                                       708               40
                                                                       ------------
                                                                                 79

CONTAINERS & GLASS - 0.14%
Ball Corp.                                                     757               31
Bemis Company, Inc.                                            737               23
Pactiv Corp. *                                               1,021               24
Sealed Air Corp. *                                             575               30
                                                                       ------------
                                                                                108

COSMETICS & TOILETRIES - 2.39%
Alberto Culver Company, Class B                                583               28
Avon Products, Inc.                                          3,245              139
Colgate-Palmolive Company                                    3,616              189
International Flavors & Fragrances, Inc.                       610               24
Kimberly-Clark Corp.                                         3,312              218
The Gillette Company                                         6,822              344
The Procter & Gamble Company                                17,359              920
                                                                       ------------
                                                                              1,862

CRUDE PETROLEUM & NATURAL GAS - 2.23%
Amerada Hess Corp.                                             587               56
Apache Corp.                                                 2,247              138
Burlington Resources, Inc.                                   2,663              133
ChevronTexaco Corp.                                         14,482              844
Devon Energy Corp.                                           3,299              158
EOG Resources, Inc.                                          1,645               80
Occidental Petroleum Corp.                                   2,734              195
Sunoco, Inc.                                                   477               49
XTO Energy, Inc.                                             2,390               79
                                                                       ------------
                                                                              1,732

DOMESTIC OIL - 0.29%
Marathon Oil Corp.                                           2,388              112
Unocal Corp.                                                 1,862              115
                                                                       ------------
                                                                                227

ELECTRICAL EQUIPMENT - 3.81%
American Power Conversion Corp.                              1,237               32
Cooper Industries, Ltd., Class A                               638               46
Emerson Electric Company                                     2,886              187
General Electric Company                                    72,939            2,630
Molex, Inc.                                                  1,154               31
Symbol Technologies, Inc.                                    1,670               24
Tektronix, Inc.                                                615               15
                                                                       ------------
                                                                              2,965

ELECTRICAL UTILITIES - 2.67%
Allegheny Energy, Inc. * (a)                                   946               20
Ameren Corp.                                                 1,344               66
American Electric Power Company, Inc. (a)                    2,638               90

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Calpine Corp. * (a)                                          3,677     $         10
CenterPoint Energy, Inc.                                     1,991               24
Cinergy Corp.                                                1,317               53
CMS Energy Corp. * (a)                                       1,345               18
Consolidated Edison, Inc.                                    1,669               70
Constellation Energy Group, Inc.                             1,217               63
Dominion Resources, Inc.                                     2,344              174
DTE Energy Company                                           1,197               54
Duke Energy Corp.                                            6,455              181
Edison International                                         2,242               78
Entergy Corp.                                                1,467              104
Exelon Corp.                                                 4,575              210
FirstEnergy Corp.                                            2,270               95
FPL Group, Inc.                                              2,692              108
PG&E Corp.                                                   2,482               85
Pinnacle West Capital Corp.                                    630               27
PPL Corp.                                                    1,301               70
Public Service Enterprise Group, Inc.                        1,640               89
TECO Energy, Inc. (a)                                        1,421               22
The AES Corp. *                                              4,465               73
The Southern Company                                         5,112              163
TXU Corp.                                                    1,653              132
                                                                       ------------
                                                                              2,079

ELECTRONICS - 0.44%
Adobe Systems, Inc.                                          1,675              113
Agilent Technologies, Inc. *                                 2,974               66
Jabil Circuit, Inc. *                                        1,263               36
L-3 Communications Holdings, Inc.                              792               56
Sanmina-SCI Corp. *                                          3,602               19
Solectron Corp. *                                            6,682               23
Thermo Electron Corp. *                                      1,101               28
                                                                       ------------
                                                                                341

ENERGY - 0.24%
Progress Energy, Inc.                                        1,700               71
Sempra Energy                                                1,638               65
Xcel Energy, Inc.                                            2,759               48
                                                                       ------------
                                                                                184

FINANCIAL SERVICES - 8.00%
Bear Stearns Companies, Inc.                                   780               78
Capital One Financial Corp.                                  1,701              127
Charles Schwab Corp.                                         7,900               83
CIT Group, Inc.                                              1,451               55
Citigroup, Inc.                                             35,959            1,616
Countrywide Financial Corp.                                  3,994              130
E*TRADE Financial Corp. *                                    2,551               31
Federal Home Loan Mortgage Corp.                             4,735              299
Federal National Mortgage Association                        6,661              363
Federated Investors, Inc., Class B                             655               19
Fiserv, Inc. *                                               1,330               53
Franklin Resources, Inc.                                     1,361               93
H & R Block, Inc.                                            1,137               57
J.P. Morgan Chase & Company                                 24,455              846
Janus Capital Group, Inc.                                    1,626               23
Lehman Brothers Holdings, Inc.                               1,900              179
MBNA Corp.                                                   8,792              216
Mellon Financial Corp.                                       2,916               83
Merrill Lynch & Company, Inc.                                6,406              363
Morgan Stanley                                               7,657              438
PNC Financial Services Group                                 1,945              100
Providian Financial Corp. *                                  2,017               35
SLM Corp.                                                    2,958              147
State Street Corp. (c)                                       2,295              100
Synovus Financial Corp.                                      2,139               60
T. Rowe Price Group, Inc.                                      852               51
The Goldman Sachs Group, Inc.                                3,081              339
Washington Mutual, Inc.                                      6,009              237
                                                                       ------------
                                                                              6,221

FOOD & BEVERAGES - 2.96%
Campbell Soup Company                                        2,241               65
Coca-Cola Enterprises, Inc.                                  2,427               50
ConAgra Foods, Inc.                                          3,547               96
General Mills, Inc.                                          2,512              123
H.J. Heinz Company                                           2,409               89
Hershey Foods Corp.                                          1,506               91
Kellogg Company                                              2,415              105
McCormick & Company, Inc.                                      934               32
PepsiCo, Inc.                                               11,549              612
Sara Lee Corp.                                               5,432              120
Starbucks Corp. *                                            2,750              142
The Coca-Cola Company                                       15,590              650
The Pepsi Bottling Group, Inc.                               1,361               38
William Wrigley Jr. Company                                  1,346               88
                                                                       ------------
                                                                              2,301

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                                         1,670              114

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                        1,313               38

GAS & PIPELINE UTILITIES - 0.38%
Dynegy, Inc., Class A * (a)                                  2,279                9
El Paso Corp.                                                4,426               47
KeySpan Corp.                                                1,107               43
Kinder Morgan, Inc.                                            756               57
Nicor, Inc. (a)                                                304               11
NiSource, Inc.                                               1,867               43
Peoples Energy Corp.                                           261               11
Williams Companies, Inc.                                     3,924               74
                                                                       ------------
                                                                                295

HEALTHCARE PRODUCTS - 3.71%
Bausch & Lomb, Inc.                                            369               27
Baxter International, Inc.                                   4,265              145
Becton, Dickinson & Company                                  1,740              102
Biomet, Inc.                                                 1,739               63

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Boston Scientific Corp. *                                    5,230     $        153
C.R. Bard, Inc.                                                721               49
Fisher Scientific International, Inc. *                        807               46
Guidant Corp.                                                2,220              164
Johnson & Johnson                                           20,464            1,374
Medtronic, Inc.                                              8,323              424
St. Jude Medical, Inc. *                                     2,484               90
Stryker Corp.                                                2,579              115
Zimmer Holdings, Inc. *                                      1,698              132
                                                                       ------------
                                                                              2,884

HEALTHCARE SERVICES - 1.80%
Cardinal Health, Inc.                                        2,984              166
Express Scripts, Inc. *                                        524               46
HCA, Inc.                                                    2,833              152
Humana, Inc. *                                               1,107               35
IMS Health, Inc.                                             1,596               39
Laboratory Corp. of America Holdings *                         929               45
McKesson Corp.                                               2,031               77
Medco Health Solutions, Inc. *                               1,895               94
Quest Diagnostics, Inc.                                        628               66
UnitedHealth Group, Inc.                                     4,414              421
Wellpoint, Inc. *                                            2,099              263
                                                                       ------------
                                                                              1,404

HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp.                                                  1,099               81

HOMEBUILDERS - 0.18%
Centex Corp.                                                   871               50
KB Home                                                        287               34
Pulte Homes, Inc.                                              815               60
                                                                       ------------
                                                                                144

HOTELS & RESTAURANTS - 0.94%
Darden Restaurants, Inc.                                     1,017               31
Harrah's Entertainment, Inc.                                   783               50
Hilton Hotels Corp.                                          2,647               59
Marriott International, Inc., Class A                        1,383               92
McDonald's Corp.                                             8,754              273
Starwood Hotels & Resorts Worldwide, Inc.                    1,462               88
Wendy's International, Inc.                                    784               31
Yum! Brands, Inc.                                            2,005              104
                                                                       ------------
                                                                                728

HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                                           552               43
Maytag Corp. (a)                                               547                8
Whirlpool Corp.                                                460               31
                                                                       ------------
                                                                                 82

HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                           997               80
Newell Rubbermaid, Inc.                                      1,891               41
The Clorox Company                                           1,056               67
                                                                       ------------
                                                                                188

INDUSTRIAL MACHINERY - 0.85%
Caterpillar, Inc.                                            2,360              216
Cummins, Inc.                                                  294               21
Deere & Company                                              1,699              114
Dover Corp.                                                  1,402               53
Ingersoll-Rand Company, Class A                              1,193               95
ITT Industries, Inc.                                           635               57
Pall Corp.                                                     853               23
Parker-Hannifin Corp.                                          827               50
W.W. Grainger, Inc.                                            574               36
                                                                       ------------
                                                                                665

INSURANCE - 4.31%
ACE, Ltd.                                                    1,956               81
Aetna, Inc.                                                  2,026              152
AFLAC, Inc.                                                  3,454              129
Ambac Financial Group, Inc.                                    748               56
American International Group, Inc.                          17,924              993
Aon Corp.                                                    2,178               50
Chubb Corp.                                                  1,318              104
CIGNA Corp.                                                    905               81
Cincinnati Financial Corp.                                   1,093               48
Hartford Financial Services Group, Inc.                      2,035              139
Jefferson-Pilot Corp.                                          939               46
Lincoln National Corp.                                       1,200               54
Marsh & McLennan Companies, Inc.                             3,640              111
MBIA, Inc.                                                     968               51
MetLife, Inc.                                                5,044              197
MGIC Investment Corp.                                          666               41
Principal Financial Group, Inc.                              2,061               79
Progressive Corp.                                            1,378              126
Prudential Financial, Inc.                                   3,606              207
SAFECO Corp.                                                   875               43
The Allstate Corp.                                           4,674              253
The St. Paul Travelers Companies, Inc.                       4,607              169
Torchmark, Inc.                                                744               39
UNUMProvident Corp.                                          2,048               35
XL Capital, Ltd., Class A                                      957               69
                                                                       ------------
                                                                              3,353

INTERNATIONAL OIL - 1.08%
Anadarko Petroleum Corp.                                     1,630              124
ConocoPhillips                                               4,788              516
Kerr-McGee Corp.                                             1,123               88
Nabors Industries, Ltd. *                                      974               58
Noble Corp.                                                    933               52
                                                                       ------------
                                                                                838

INTERNET CONTENT - 0.39%
Yahoo!, Inc. *                                               8,973              304

INTERNET RETAIL - 0.40%
eBay, Inc. *                                                 8,329              310

INTERNET SOFTWARE - 1.16%
Cisco Systems, Inc. *                                       44,482              796

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Symantec Corp. *                                             4,883     $        104
                                                                       ------------
                                                                                900

LEISURE TIME - 0.88%
Brunswick Corp.                                                667               31
Carnival Corp.                                               3,626              188
International Game Technology, Inc.                          2,374               63
The Walt Disney Company                                     14,089              405
                                                                       ------------
                                                                                687

LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                              891               18
Waters Corp. *                                                 832               30
                                                                       ------------
                                                                                 48

LIQUOR - 0.42%
Anheuser-Busch Companies, Inc.
Brown Forman Corp., Class B                                  5,347              253
Molson Coors Brewing Company, Class B                          620               34
                                                               553               43
                                                                       ------------
                                                                                330

MANUFACTURING - 1.76%
3M Company                                                   5,316              456
Danaher Corp.                                                1,894              101
Eaton Corp.                                                  1,052               69
Illinois Tool Works, Inc.                                    1,891              169
Rockwell Automation, Inc.                                    1,204               68
Snap-on, Inc.                                                  399               13
The Stanley Works                                              517               23
Tyco International, Ltd.                                    13,854              468
                                                                       ------------
                                                                              1,367

MEDICAL-HOSPITALS - 0.13%
Health Management Associates, Inc., Class A                  1,679               44
Manor Care, Inc.                                               593               22
Tenet Healthcare Corp. *                                     3,223               37
                                                                       ------------
                                                                                103

MINING - 0.32%
Freeport-McMoran Copper & Gold, Inc., Class B                1,232               49
Newmont Mining Corp.                                         3,055              129
Phelps Dodge Corp.                                             665               68
                                                                       ------------
                                                                                246

NEWSPAPERS - 0.07%
Dow Jones & Company, Inc.                                      486               18
Knight-Ridder, Inc.                                            520               35
                                                                       ------------
                                                                                 53

OFFICE FURNISHINGS & SUPPLIES - 0.14%
Avery Dennison Corp.                                           699               43
Office Depot, Inc. *                                         2,152               48
OfficeMax, Inc.                                                643               22
                                                                       ------------
                                                                                113

PAPER - 0.42%
Georgia-Pacific Corp.                                        1,788               64
International Paper Company                                  3,374              124
Louisiana-Pacific Corp.                                        762               19
MeadWestvaco Corp.                                           1,395               44
Plum Creek Timber Company, Inc.                              1,265               45
Temple-Inland, Inc.                                            394               29
                                                                       ------------
                                                                                325

PETROLEUM SERVICES - 4.45%
Baker Hughes, Inc.                                           2,327              104
BJ Services Company                                          1,118               58
Exxon Mobil Corp.                                           43,941            2,619
Halliburton Company                                          3,471              150
Schlumberger, Ltd.                                           4,057              286
Transocean, Inc. *                                           2,210              114
Valero Energy Corp.                                          1,766              129
                                                                       ------------
                                                                              3,460

PHARMACEUTICALS - 5.39%
Abbott Laboratories                                         10,728              500
Allergan, Inc.                                                 906               63
AmerisourceBergen Corp.                                        765               44
Bristol-Myers Squibb Company                                13,447              342
Caremark Rx, Inc. *                                          3,145              125
Eli Lilly & Company                                          7,795              406
Forest Laboratories, Inc. *                                  2,418               89
Gilead Sciences, Inc. *                                      2,979              107
Hospira, Inc. *                                              1,074               35
King Pharmaceuticals, Inc. *                                 1,662               14
Merck & Company, Inc.                                       15,195              492
Mylan Laboratories, Inc. (a)                                 1,853               33
Pfizer, Inc.                                                51,341            1,349
Schering-Plough Corp.                                       10,150              184
Watson Pharmaceuticals, Inc. *                                 754               23
Wyeth                                                        9,194              388
                                                                       ------------
                                                                              4,194

PHOTOGRAPHY - 0.08%
Eastman Kodak Company                                        1,973               64

PUBLISHING - 0.49%
Gannett Company, Inc.                                        1,728              137
McGraw-Hill Companies, Inc.                                  1,311              114
Meredith Corp.                                                 313               14
The New York Times Company, Class A                          1,003               37
Tribune Company                                              2,053               82
                                                                       ------------
                                                                                384

RAILROADS & EQUIPMENT - 0.55%
Burlington Northern Santa Fe Corp.                           2,604              140
CSX Corp.                                                    1,484               62
Norfolk Southern Corp.                                       2,755              102
Union Pacific Corp.                                          1,796              125
                                                                       ------------
                                                                                429

REAL ESTATE - 0.46%
Apartment Investment & Management
 Company, Class A, REIT                                        658               24
Archstone-Smith Trust, REIT                                  1,375               47
Equity Office Properties Trust, REIT                         2,775               84

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity Residential, REIT                                     1,946     $         63
ProLogis, REIT                                               1,266               47
Simon Property Group, Inc., REIT                             1,522               92
                                                                       ------------
                                                                                357

RETAIL GROCERY - 0.49%
Albertsons, Inc. (a)                                         2,533               52
Safeway, Inc. *                                              3,080               57
SUPERVALU, Inc.                                                930               31
Sysco Corp.                                                  4,383              157
The Kroger Company *                                         5,039               81
                                                                       ------------
                                                                                378

RETAIL TRADE - 5.40%
Bed Bath & Beyond, Inc. *                                    2,082               76
Best Buy Company, Inc.                                       2,054              111
Big Lots, Inc. *                                               777                9
Circuit City Stores, Inc.                                    1,316               21
Costco Wholesale Corp.                                       3,251              144
CVS Corp.                                                    2,753              145
Dillard's, Inc., Class A (a)                                   486               13
Dollar General Corp.                                         2,074               45
Family Dollar Stores, Inc.                                   1,154               35
Federated Department Stores, Inc.                            1,164               74
Home Depot, Inc.                                            15,112              578
J.C. Penney Company, Inc.                                    1,965              102
Kohl's Corp. *                                               2,243              116
Limited Brands                                               2,629               64
Lowe's Companies, Inc.                                       5,318              304
May Department Stores Company                                2,009               74
Nordstrom, Inc.                                                868               48
RadioShack Corp.                                             1,091               27
Sears Holdings Corp. * (a)                                     713               95
Staples, Inc.                                                3,408              107
Target Corp.                                                 6,162              308
The Gap, Inc.                                                5,068              111
The TJX Companies, Inc.                                      3,316               82
Tiffany & Company                                            1,001               35
Walgreen Company                                             7,029              312
Wal-Mart Stores, Inc.                                       23,314            1,168
                                                                       ------------
                                                                              4,204

SANITARY SERVICES - 0.23%
Allied Waste Industries, Inc. * (a)                          1,867               14
Ecolab, Inc.                                                 1,520               50
Waste Management, Inc.                                       3,912              113
                                                                       ------------
                                                                                177

SEMICONDUCTORS - 2.97%
Advanced Micro Devices, Inc. *                               2,711               44
Altera Corp. *                                               2,562               51
Analog Devices, Inc.                                         2,563               93
Applied Materials, Inc. *                                   11,477              186
Applied Micro Circuits Corp. *                               2,120                7
Broadcom Corp., Class A *                                    2,001               60
Freescale Semiconductor-B, Inc. *                            2,763               48
Intel Corp.                                                 42,852              995
KLA-Tencor Corp.                                             1,353               62
Linear Technology Corp.                                      2,113               81
LSI Logic Corp. * (a)                                        2,649               15
Maxim Integrated Products, Inc.                              2,248               92
Micron Technology, Inc. *                                    4,224               44
National Semiconductor Corp.                                 2,445               50
Novellus Systems, Inc. *                                       962               26
NVIDIA Corp. *                                               1,144               27
PMC-Sierra, Inc. *                                           1,237               11
QLogic Corp. *                                                 632               25
Teradyne, Inc. *                                             1,336               19
Texas Instruments, Inc.                                     11,845              302
Xilinx, Inc.                                                 2,398               70
                                                                       ------------
                                                                              2,308

SOFTWARE - 3.12%
Autodesk, Inc. *                                             1,579               47
BMC Software, Inc. *                                         1,524               23
Citrix Systems, Inc. *                                       1,166               28
Computer Associates International, Inc.                      3,663               99
Compuware Corp. *                                            2,665               19
Intuit, Inc. *                                               1,276               56
Mercury Interactive Corp. *                                    581               28
Microsoft Corp.                                             69,632            1,683
Novell, Inc. * (a)                                           2,608               16
Oracle Corp. *                                              30,922              386
Parametric Technology Corp. *                                1,861               10
Siebel Systems, Inc. *                                       3,543               32
                                                                       ------------
                                                                              2,427

STEEL - 0.15%
Allegheny Technologies, Inc.                                   616               15
Nucor Corp.                                                  1,099               63
United States Steel Corp.                                      786               40
                                                                       ------------
                                                                                118

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.73%
ADC Telecommunications, Inc. *                               5,579               11
Andrew Corp. *                                               1,108               13
Avaya, Inc. *                                                3,303               39
Ciena Corp. *                                                3,938                7
Citizens Communications Company                              2,308               30
Comverse Technology, Inc. *                                  1,360               34
Corning, Inc. *                                              9,701              108
JDS Uniphase Corp. *                                         9,942               17
Lucent Technologies, Inc. * (a)                             30,492               84
QUALCOMM, Inc.                                              11,326              415
SBC Communications, Inc.                                    22,733              538
Scientific-Atlanta, Inc.                                     1,046               29
Tellabs, Inc. *                                              3,179               23
                                                                       ------------
                                                                              1,348

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                          AMOUNT         (000'S)
                                                        ----------     ------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 1.97%
ALLTEL Corp.                                                 2,082     $        114
AT&T Corp.                                                   5,508              103
BellSouth Corp.                                             12,604              331
CenturyTel, Inc.                                               926               31
Qwest Communications International, Inc. *                  11,501               43
Sprint Corp. (FON Group)                                    10,171              231
Verizon Communications, Inc.                                19,062              677
                                                                       ------------
                                                                              1,530

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                   483                9
Goodyear Tire & Rubber Company * (a)                         1,210               16
                                                                       ------------
                                                                                 25

TOBACCO - 1.35%
Altria Group, Inc.                                          14,235              931
Reynolds American, Inc. (a)                                    801               64
UST, Inc.                                                    1,138               59
                                                                       ------------
                                                                              1,054

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Hasbro, Inc.                                                 1,149               24
Mattel, Inc.                                                 2,867               61
Toys R Us, Inc. *                                            1,480               38
                                                                       ------------
                                                                                123

TRANSPORTATION - 0.15%
Harley-Davidson, Inc.                                        2,009              116

TRAVEL SERVICES - 0.56%
American Express Company                                     8,073              414
Sabre Holdings Corp.                                           905               20
                                                                       ------------
                                                                                434

TRUCKING & FREIGHT - 1.02%
Fedex Corp.                                                  2,074              195
Navistar International Corp. *                                 453               17
Ryder Systems, Inc.                                            441               18
United Parcel Service, Inc., Class B                         7,702              560
                                                                       ------------
                                                                                790
                                                                       ------------
TOTAL COMMON STOCKS (Cost $78,838)                                     $     74,472
                                                                       ------------

SHORT TERM INVESTMENTS - 5.31%
Federal National Mortgage Association
  zero coupon due 04/27/2005                            $1,500,000     $      1,497
Lehman Brothers Holdings, Inc.
  zero coupon due 04/01/2005                             1,300,000            1,300
State Street Navigator Securities Lending
  Prime Portfolio (c)                                      937,398              937
United States Treasury Bills
  zero coupon due 04/21/2005 ****                          400,000              400
                                                                       ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $4,134)                                                          $      4,134
                                                                       ------------

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 2.40% to
 be repurchased at $13,001 on
 04/01/2005, collateralized by
 $10,000 U.S. Treasury Bonds, 8.75%
 due 05/15/2017 (valued at $14,050,
 including interest)                                    $   13,000     $         13
                                                                       ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $13)                                                             $         13
                                                                       ------------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
 (COST $82,985) - 101.07%                                              $     78,619
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.07)%                                (835)
                                                                       ------------
TOTAL NET ASSETS - 100.00%                                             $     77,784
                                                                       ============

SMALL CAP INDEX TRUST

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS - 98.36%

ADVERTISING - 0.29%
aQuantive, Inc. * (a)                                       10,272     $        114
Doubleclick, Inc. *                                         23,420              180
FindWhat.com * (a)                                           5,419               56
Greenfield Online, Inc. * (a)                                1,581               31
ValueClick, Inc. *                                          16,511              175
Ventiv Health, Inc. * (a)                                    3,843               89
                                                                       ------------
                                                                                645

AEROSPACE - 1.19%
AAR Corp. *                                                  6,978               95
Armor Holdings, Inc. *                                       5,788              215
Aviall, Inc. *                                               4,887              137
BE Aerospace, Inc. * (a)                                    11,860              142
Curtiss Wright Corp.                                         4,244              242
DRS Technologies, Inc. * (a)                                 4,747              202
Ducommun, Inc. *                                             2,018               40
EDO Corp. (a)                                                3,327              100
Esterline Technologies Corp. *                               4,986              172
GenCorp, Inc. * (a)                                          9,735              195
HEICO Corp. (a)                                              5,102              103
Innovative Solutions & Support, Inc. * (a)                   1,509               48
Moog, Inc., Class A *                                        5,274              238
Orbital Sciences Corp., Class A * (a)                       10,937              106
Sequa Corp., Class A * (a)                                   1,429               74
Teledyne Technologies, Inc. *                                6,673              209
Triumph Group, Inc. *                                        3,356              131
United Industrial Corp. (a)                                  2,295               68
Woodward Governor Company                                    2,016              144
                                                                       ------------
                                                                              2,661

AGRICULTURE - 0.32%
Delta & Pine Land Company                                    7,855              212
Mosaic Company *                                            25,886              442

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

AGRICULTURE (CONTINUED)
Tejon Ranch Company * (a)                                    1,657     $         74
                                                                       ------------
                                                                                728

AIR FREIGHT - 0.04%
ExpressJet Holdings, Inc. *                                  7,602               87

AIR TRAVEL - 0.49%
Airtran Holdings, Inc. * (a)                                17,317              157
Alaska Air Group, Inc. * (a)                                 5,233              154
America West Holding Corp., Class B * (a)                    7,960               43
Continental Airlines, Inc., Class B * (a)                   13,651              164
Delta Air Lines, Inc. * (a)                                 22,327               90
Frontier Airlines, Inc. * (a)                                7,613               80
Mesa Air Group, Inc. * (a)                                   7,099               50
Northwest Airlines Corp., Class A * (a)                     15,674              105
Pinnacle Airline Corp. * (a)                                 4,772               51
SkyWest, Inc.                                               11,557              215
                                                                       ------------
                                                                              1,109

ALUMINUM - 0.11%
Aleris International Inc. *                                  5,459              136
Century Aluminum Company *                                   3,968              120
                                                                       ------------
                                                                                256

AMUSEMENT & THEME PARKS - 0.04%
Great Wolf Resorts, Inc. *                                   3,434               86

APPAREL & TEXTILES - 1.42%
Angelica Corp.                                               2,544               71
Bebe Stores, Inc. (a)                                        1,898               65
Brown Shoe, Inc.                                             3,773              129
Carter's, Inc. *                                             1,401               56
Cherokee, Inc.                                               2,371               79
Deckers Outdoor Corp. * (a)                                  2,039               73
DHB Industries, Inc. * (a)                                   4,837               43
G & K Services, Class A                                      3,529              142
Goodys Family Clothing, Inc.                                 4,785               43
Guess, Inc. *                                                3,307               45
Hartmarx Corp. *                                             5,237               50
Interface, Inc., Class A *                                   9,808               67
Joseph A. Bank Clothiers, Inc. * (a)                         2,223               65
Kellwood Company                                             5,396              155
K-Swiss, Inc., Class A (a)                                   5,336              176
Movado Group, Inc.                                           4,023               74
Oakley, Inc. (a)                                             4,463               57
Oshkosh B'Gosh, Inc., Class A                                  869               27
Oxford Industries, Inc.                                      2,809              103
Phillips Van Heusen Corp.                                    5,228              139
Quiksilver, Inc. *                                          11,929              346
Russell Corp.                                                6,127              111
Skechers United States of America, Inc., Class A *           4,496               70
Stage Stores, Inc. *                                         3,906              150
Stride Rite Corp.                                            8,398              112
The Gymboree Corp. *                                         6,613               83
Unifirst Corp. (a)                                           2,048               82
Warnaco Group, Inc. *                                        9,113              219
Wellman, Inc.                                                7,211              104
Wolverine World Wide, Inc.                                  12,085              259
                                                                       ------------
                                                                              3,195

AUTO PARTS - 0.77%
Aftermarket Technology Corp. *                               2,865               47
Arvinmeritor, Inc.                                          14,220              220
CSK Auto Corp. *                                             9,754              172
Exide Technologies *                                         4,780               62
Federal Signal Corp. (a)                                    10,221              155
Hayes Lemmerz International, Inc. *                          8,537               44
Keystone Automotive Industries, Inc. *                       3,482               81
LKQ Corp. * (a)                                              3,390               68
Modine Manufacturing Company                                 5,122              150
Noble International, Ltd. (a)                                1,767               40
Pep Boys - Manny, Moe & Jack (a)                            11,905              209
Strattec Security Corp. *                                    1,224               66
Superior Industries International, Inc. (a)                  4,742              125
TBC Corp. *                                                  4,476              125
Visteon Corp. *                                             26,794              153
                                                                       ------------
                                                                              1,717

AUTO SERVICES - 0.16%
Dollar Thrifty Automotive Group, Inc. *                      5,144              169
Insurance Auto Auctions, Inc. *                              1,136               32
Lithia Motors, Inc., Class A                                 3,334               85
Midas, Inc. *                                                3,615               82
                                                                       ------------
                                                                                368

AUTOMOBILES - 0.19%
Marine Products Corp.                                        2,850               48
Monaco Coach Corp.                                           5,595               90
Monro Muffler Brake, Inc. *                                  2,314               60
Tenneco Automotive, Inc. *                                   8,803              110
United Auto Group, Inc. (a)                                  3,975              110
                                                                       ------------
                                                                                418

BANKING - 9.20%
ABC Bancorp, (a)                                             5,340               90
Alabama National BanCorp                                     2,819              174
Amcore Financial, Inc.                                       5,560              157
Americanwest BanCorp *                                       3,607               69
Anchor BanCorp Wisconsin, Inc.                               4,616              130
Bancorpsouth, Inc.                                          15,372              317
Bank Granite Corp. (a)                                       4,032               75
Bank Mutual Corp.                                           16,256              192
Bank of the Ozarks, Inc. (a)                                 2,195               70
BankAtlantic Bancorp, Inc., Class A                          8,669              151
BankUnited Financial Corp., Class A                          5,564              149
Banner Corp.                                                 2,660               72
Boston Private Financial Holdings, Inc. (a)                  5,875              140
Brookline Bancorp, Inc.                                     12,178              181
Camden National Corp.                                        2,491               88
Capital City Bank Group, Inc. (a)                            1,910               77

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000'S)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Capital Corp of the West                                     1,991     $         93
Capitol Bancorp, Ltd. (a)                                    2,104               64
Cascade Bancorp (a)                                          5,273              102
Cathay Bancorp, Inc.                                         8,745              275
Central Pacific Financial Corp.                              5,882              198
Chemical Financial Corp.                                     5,325              173
Chittenden Corp.                                             9,291              242
Citizens Banking Corp.                                       8,799              258
Coastal Financial Corp. (a)                                  4,511               68
CoBiz, Inc. (a)                                              3,041               59
Columbia Banking System, Inc.                                3,837               91
Commercial Federal Corp.                                     8,330              230
Community Bank Systems, Inc.                                 5,679              130
Community Banks, Inc. (a)                                    3,272               82
Community Trust Bancorp, Inc.                                2,928               84
Corus Bankshares, Inc.                                       3,208              153
CVB Financial Corp.                                          9,539              173
Digital Insight Corp. *                                      7,476              123
Dime Community Bancorp, Inc.                                 6,629              101
Downey Financial Corp.                                       3,827              235
East West Bancorp, Inc.                                     10,053              371
Fidelity Bankshares, Inc.                                    4,521              104
First BanCorp Puerto Rico                                    6,854              290
First Bancorp (a)                                            2,496               56
First Charter Corp.                                          6,540              148
First Citizens Bancshares, Inc.                              1,181              173
First Commonwealth Financial Corp. (a)                      15,008              206
First Community Bancorp                                      2,933              130
First Community Bancshares, Inc. (a)                         3,097               87
First Financial BanCorp (a)                                  8,086              148
First Financial Bankshares, Inc. (a)                         3,203              143
First Financial Corp.                                        3,900              115
First Financial Holdings, Inc.                               3,827              106
First Indiana Corp.                                          2,634               64
First Merchants Corp.                                        5,220              135
First Midwest Bancorp, Inc.                                  9,301              302
First Niagara Financial Group, Inc.                         24,614              325
First Place Financial Corp.                                  3,322               61
First Republic Bank                                          4,225              137
First State Bancorporation                                   4,880               83
Firstfed Financial Corp. *                                   3,514              179
Flagstar Bancorp, Inc. (a)                                   6,203              121
Flushing Financial Corp.                                     5,417               99
FNB. Corp. (a)                                              10,409              199
Frontier Financial Corp.                                     3,906              148
GB&T Bancshares, Inc. (a)                                    2,895               63
Glacier Bancorp, Inc.                                        5,538              169
Gold Banc Corp., Inc.                                        8,610              121
Great Southern Bancorp, Inc. (a)                             2,219               72
Greater Bay Bancorp (a)                                     10,429              255
Hancock Holding Company                                      5,868              191
Hanmi Financial Corp.                                        6,036              100
Harleysville National Corp. (a)                              6,097              130
Horizon Financial Corp.                                      4,908               92
IBERIABANK Corp. (a)                                         1,325               75
Independent Bank Corp. - MA                                  3,940              114
Independent Bank Corp. - MI                                  4,282              123
Integra Bank Corp.                                           4,741              105
Interchange Financial Services Corp.                         4,777               82
Irwin Financial Corp. (a)                                    3,890               90
KNBT Bancorp, Inc.                                           6,905              106
Lakeland Bancorp, Inc. (a)                                   3,984               62
Lakeland Financial Corp. (a)                                 2,642              102
Macatawa Bank Corp. (a)                                      2,568               86
MAF Bancorp, Inc.                                            5,354              222
Main Street Banks, Inc. (a)                                  3,354               89
MB Financial, Inc.                                           4,090              157
MET Financial Corp.                                          3,230               61
Mercantile Bankcorp                                          1,969               80
Mid-State Bancshares (a)                                     5,123              136
Nara Bancorp, Inc. (a)                                       4,284               60
National Penn Bancshares, Inc. (a)                           7,444              183
Netbank, Inc.                                               10,055               85
Northwest Bancorp, Inc.                                      4,308               92
Old National Bancorp (a)                                    14,222              289
Old Second Bancorp, Inc. (a)                                 3,819              115
Omega Financial Corp.                                        2,453               73
Oriental Financial Group, Inc. (a)                           4,055               95
Pacific Capital Bancorp                                      9,380              279
Park National Corp. (a)                                      2,915              328
Partners Trust Financial Group, Inc.                         6,990               74
Pennrock Financial Services Corp.                            2,400               84
Peoples Bancorp, Inc.                                        3,559               96
Peoples Holding Company                                      3,518              109
PFF Bancorp, Inc. (a)                                        3,970              110
PrivateBankcorp, Inc. (a)                                    3,803              119
Prosperity Bancshares, Inc.                                  3,859              102
Provident Bancorp, Inc.                                     10,209              125
Provident Bankshares Corp.                                   6,766              223
Provident Financial Services                                14,559              249
R & G Financial Corp., Class B (a)                           5,751              179
Republic Bancorp, Inc.                                      15,189              206
Riggs National Corp. * (a)                                   3,665               70
S & T Bancorp, Inc. (a)                                      5,214              185
S.Y. Bancorp, Inc. (a)                                       3,398               75
Sandy Spring Bancorp, Inc.                                   3,757              121
SCBT Financial Corp. (a)                                     2,975               89
Silicon Valley Bancshares *                                  7,107              313
Simmons First National Corp., Class A (a)                    4,189              104
Smithtown Bancorp, Inc. (a)                                  1,856               52
Southside Bancshares, Inc. (a)                               2,804               58
Southwest BanCorp of Texas, Inc.                            13,937              256
Southwest Bancorp, Inc.                                      3,325               61
State Bancorp, Inc. (a)                                      3,359               87

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000's)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Sterling Bancorp                                             3,308     $         80
Sterling Bancshares, Inc.                                    9,840              140
Sterling Financial Corp.                                     4,675              122
Sterling Financial Corp. *                                   4,568              163
Suffolk Bancorp (a)                                          3,155              104
Susquehanna Bancshares, Inc.                                 9,463              231
Texas Capital Bancshares, Inc. *                             5,246              110
Texas Regional Bancshares, Inc., Class A                     8,325              251
Tierone Corp.                                                4,805              113
Tompkins Trustee, Inc.                                       2,387              102
TrustCo Bank Corp. (a)                                      16,237              187
Trustmark Corp.                                              9,400              273
U.S.B. Holding Company, Inc. (a)                             2,706               60
Umpqua Holdings Corp. (a)                                    9,350              218
Union Bankshares Corp. (a)                                   3,025               97
United Bankshares, Inc.                                      7,661              254
United Community Banks, Inc. (a)                             6,055              144
Univest Corp. of Pennsylvania (a)                            2,008               80
Unizan Financial Corp.                                       4,839              126
Virginia Financial Group, Inc. (a)                           2,904               95
Washington Trust Bancorp, Inc. (a)                           4,030              111
Wesbanco, Inc. (a)                                           4,368              120
West Bancorp. , Inc. (a)                                     4,226               72
West Coast Bancorp (a)                                       4,536              108
Westamerica Bancorporation                                   6,308              327
Wilshire Bancorp, Inc. (a)                                   3,090               40
Wintrust Financial Corp. (a)                                 4,403              207
Yardville National Bancorp                                   2,003               65
                                                                       ------------
                                                                             20,625

BIOTECHNOLOGY - 1.26%
Applera Corp. - Celera Genomics Group *                     15,064              154
Bio Reference Labs, Inc. *                                   2,202               31
Bio-Rad Laboratories, Inc., Class A * (a)                    3,599              175
Bioveris Corp. *                                             5,504               29
Cancervax Corp. * (a)                                        4,280               28
Cell Therapeutics, Inc. * (a)                               12,846               46
deCODE genetics, Inc. * (a)                                 10,340               59
Digene Corp. * (a)                                           3,015               62
Discovery Laboratories, Inc. * (a)                          10,211               57
Exelixis, Inc. *                                            13,397               91
Genaera Corp. * (a)                                         13,873               32
Geron Corp. * (a)                                            9,551               58
Human Genome Sciences, Inc. * (a)                           26,755              247
Integra LifeSciences Holdings Corp. * (a)                    4,281              151
Intermune, Inc. * (a)                                        6,219               68
Keryx Biopharmaceuticals, Inc. * (a)                         4,624               62
Lexicon Genetics, Inc. * (a)                                13,703               70
Medarex, Inc. * (a)                                         16,377              117
Molecular Devices Corp. *                                    3,415               65
Myogen, Inc. * (a)(e)                                        4,398               35
Myriad Genetics, Inc. * (a)                                  6,307              116
Nabi Biopharmaceuticals *                                   12,085              151
PRA International *                                          1,823               49
Progenies Pharmaceuticals, Inc. * (a)                        2,545               43
Progress Software Corp. *                                    6,623              174
Regeneration Technologies, Inc. * (a)                        5,408               56
Serologicals Corp. * (a)                                     6,904              169
Tanox, Inc. * (a)                                            5,243               50
Telik, Inc. * (a)                                            9,993              151
Transkaryotic Therapies, Inc. * (a)                          6,333              158
Trimeris, Inc. * (a)                                         3,663               41
Vion Pharmaceuticals, Inc. * (a)                            13,065               37
                                                                       ------------
                                                                              2,832

BROADCASTING - 0.49%
Cumulus Media, Inc., Class A * (a)                          10,267              146
Emmis Communications Corp., Class A *                       10,204              196
Entravision Communications Corp., Class A *                 10,425               92
Gray Television, Inc.                                        9,325              135
Journal Communications, Inc.                                 4,414               73
Mediacom Communications Corp., Class A * (a)                14,521               95
Regent Communications, Inc. *                                8,887               48
Saga Communications, Inc., Class A *                         4,327               70
Salem Communications Corp., Class A *                        2,258               47
Sinclair Broadcast Group, Inc., Class A                      9,890               79
Spanish Broadcasting System, Inc., Class A *                 8,199               84
Young Broadcasting, Inc., Class A *                          4,466               39
                                                                       ------------
                                                                              1,104

BUILDING MATERIALS & CONSTRUCTION - 0.83%
Apogee Enterprises, Inc.                                     6,728               96
Beacon Roofing Supply, Inc. *                                3,032               66
Dycom Industries, Inc. *                                     9,989              230
Eagle Materials, Inc. (a)                                    3,848              311
ElkCorp                                                      4,102              158
Griffon Corp. *                                              5,131              110
Interline Brands, Inc. *                                     1,645               31
Lennox International, Inc.                                   9,049              198
Levitt Corp., Class A                                        3,300               85
LSI Industries, Inc.                                         6,135               69
NCI Building Systems, Inc. *                                 4,215              163
Trex Company, Inc. * (a)                                     2,181               97
U.S. Concrete, Inc. *                                        6,495               41
WCI Commmunities, Inc. * (a)                                 6,900              207
                                                                       ------------
                                                                              1,862

BUSINESS SERVICES - 5.06%
ABM Industries, Inc.                                         7,604              146
Activcard Corp. *                                            9,396               60
Administaff, Inc.                                            4,589               67
Advanced Marketing Services, Inc. *                          4,310               26
ADVO, Inc.                                                   6,257              234
AMERCO, Inc. * (a)                                           1,959               91
Answerthink, Inc. * (a)                                     10,500               43
Arbitron, Inc.                                               6,365              273
Banta Corp.                                                  5,071              217

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000's)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Black Box Corp.                                              3,369     $        126
Bowne & Company, Inc.                                        7,350              111
Bright Horizons Family Solutions, Inc. *                     5,502              186
Catalina Marketing Corp.                                    10,555              273
CDI Corp.                                                    2,642               59
Central Parking Corp. (a)                                    3,967               68
Charles River Associates, Inc. * (a)                         2,313              114
Clark, Inc.                                                  3,764               58
Coinstar, Inc. * (a)                                         5,122              109
Compucredit Corp. *                                          3,905              104
Cornell Corrections, Inc. * (a)                              3,431               43
CoStar Group, Inc. *                                         3,418              126
CSG Systems International, Inc. *                           10,769              175
DiamondCluster International, Inc., Class A *                5,110               82
Digimarc Corp. * (a)                                         4,418               27
eFunds Corp. *                                               9,875              220
Electro Rent Corp. *                                         4,274               57
Ennis Business Forms, Inc.                                   5,496               93
Entrust Technologies, Inc. *                                14,731               55
Euronet Worldwide, Inc. *                                    4,714              135
FactSet Research Systems, Inc. (a)                           6,189              204
Forrester Research, Inc. *                                   3,202               45
FTI Consulting, Inc. * (a)                                   8,693              179
Gartner Group, Inc., Class A * (a)                          13,325              128
Geo Group, Inc. *                                            2,184               62
Gevity HR, Inc.                                              4,997               96
GSI Commerce, Inc. *                                         4,161               56
Healthcare Services Group, Inc.                              3,807               92
Heidrick & Struggles International, Inc. *                   3,559              131
Hudson Highland Group, Inc. * (a)                            4,762               81
Infocrossing, Inc. * (a)                                     3,806               60
Informatica Corp. *                                         17,921              148
Insight Enterprises, Inc. *                                 10,101              177
Intervoice Brite, Inc. * (a)                                 7,645               86
Jackson Hewitt Tax Service, Inc.                             7,713              161
John H. Harland Company (a)                                  5,799              199
Kanbay International, Inc. *                                 1,589               33
Kelly Services, Inc., Class A (a)                            3,473              100
Kforce.com, Inc. *                                           5,773               64
Korn/Ferry International * (a)                               6,521              124
Labor Ready, Inc. *                                          8,527              159
LECG Corp. *                                                 3,071               60
MAXIMUS, Inc.                                                3,885              130
McGrath Rentcorp                                             4,388              103
MPS Group, Inc. *                                           21,263              224
Navigant Consulting Company *                                9,392              256
NCO Group, Inc. *                                            5,758              113
Paxar Corp. *                                                7,216              154
PC Mall, Inc. * (a)                                          1,973               25
PDI, Inc. *                                                  1,995               41
Perot Systems Corp., Class A *                              15,528              209
Pre-Paid Legal Services, Inc. (a)                            2,228               75
PRG-Schultz International, Inc. * (a)                        9,510               48
Quest Software, Inc. *                                      10,337              143
R.H. Donnelley Corp. *                                       4,680              272
Rent-Way, Inc. * (a)                                         6,860               56
Resource America, Inc.                                       3,220              113
Resources Connection, Inc. *                                 9,532              200
Rollins, Inc.                                                5,861              109
Scansource, Inc. *                                           2,593              134
Seachange International, Inc. * (a)                          5,204               67
SFBC International, Inc. *                                   2,605               92
Sonicwall, Inc. *                                           12,838               65
Sotheby's Holdings, Inc., Class A *                          9,505              161
Source Interlink Companies * (a)                             4,634               52
SOURCECORP, Inc. *                                           3,652               74
Spherion Corp. *                                            12,691               95
SRA International, Inc., Class A *                           2,674              161
StarTek, Inc. (a)                                            2,427               41
Syntel, Inc. (a)                                             1,816               32
TALX Corp.                                                   4,465               81
Teletech Holdings, Inc. *                                    8,060              104
TETRA Technologies, Inc. *                                  11,487              145
The BISYS Group, Inc. *                                     24,852              390
The Titan Corp. *                                           17,154              312
Tier Technologies Inc., Class B *                            5,187               38
TRC Companies, Inc. * (a)                                    2,260               33
Tyler Technologies, Inc. * (a)                               8,590               65
URS Corp. *                                                  6,456              186
Valassis Communications, Inc. *                             10,549              369
Volt Information Sciences, Inc. *                            1,880               45
Watson Wyatt & Company Holdings                              6,627              180
Wind River Systems, Inc. * (a)                              14,762              223
Wireless Facilities, Inc. * (a)                             10,190               64
Zhone Technologies, Inc. * (a)                              13,260               34
                                                                       ------------
                                                                             11,337

CABLE AND TELEVISION - 0.21%
Charter Communications, Inc., Class A * (a)                 57,183               92
Insight Communications
 Company, Inc., Class A *                                    9,766              116
Lin TV Corp. *                                               5,652               96
LodgeNet Entertainment Corp. *                               3,352               63
Time Warner Telecom, Inc., Class A * (a)                    11,382               45
TiVo, Inc. * (a)                                             9,926               51
                                                                       ------------
                                                                                463

CELLULAR COMMUNICATIONS - 0.39%
Alamosa Holdings, Inc. * (a)                                21,035              246
Boston Communications Group, Inc. * (a)                      4,691               33
Dobson Communications Corp., Class A * (a)                  24,368               49
Novatel Wireless, Inc * (a)                                  3,923               42
RF Micro Devices, Inc. *                                    37,635              196
Syniverse Holdings, Inc. *                                   2,537               35
UbiquiTel, Inc. * (a)                                       14,892              100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000's)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
USA Mobility, Inc. * (a)                                     5,153     $        167
                                                                       ------------
                                                                                868

CHEMICALS - 2.56%
A. Schulman, Inc.                                            6,427              112
Aceto Corp.                                                  5,671               42
Airgas, Inc.                                                12,176              291
Albany Molecular Research, Inc. *                            5,589               57
Albemarle Corp.                                              7,114              259
American Vanguard Corp. (a)                                  1,264               57
Arch Chemicals, Inc.                                         4,911              140
Cabot Microelectronics Corp. * (a)                           4,913              154
Calgon Carbon Corp. (a)                                      8,290               71
Cambrex Corp.                                                5,479              117
Crompton Corp.                                              23,712              346
Cytec Industries, Inc.                                       7,753              421
Ferro Corp.                                                  8,899              167
FMC Corp. *                                                  7,220              386
Georgia Gulf Corp.                                           5,751              264
Great Lakes Chemical Corp.                                  10,233              329
H.B. Fuller Company                                          6,049              175
Hercules, Inc. *                                            22,345              323
MacDermid, Inc.                                              5,681              185
Minerals Technologies, Inc.                                  4,094              269
Newmarket Corp. *                                            3,230               60
Octel Corp.                                                  3,071               57
Olin Corp.                                                  14,121              315
OM Group, Inc. *                                             5,770              175
Omnova Solutions, Inc. *                                    11,151               60
Polyone Corp. *                                             19,370              172
Techne Corp. *                                               8,469              340
Terra Industries, Inc. * (a)                                 9,885               77
UAP Holding Corp. *                                          5,785               93
Valence Technology, Inc. * (a)                              14,318               44
W. R. Grace & Company * (a)                                 13,572              116
Westlake Chem Corp.                                          2,314               75
                                                                       ------------
                                                                              5,749

COAL - 0.04%
Foundation Coal Holdings, Inc.                               3,569               84

COMMERCIAL SERVICES - 0.16%
Chemed Corp.                                                 2,451              187
Vertrue, Inc. * (a)                                          1,368               49
Wright Express Corp. *                                       7,064              121
                                                                       ------------
                                                                                357

COMPUTERS & BUSINESS EQUIPMENT - 2.57%
ADE Corp. *                                                  2,182               48
Advanced Digital Information Corp. *                        13,528              111
Agilysys, Inc.                                               5,735              113
Anteon International Corp. *                                 5,426              211
Applied Films Corp. *                                        3,168               73
Benchmark Electronics, Inc. *                                8,229              262
Brocade Communications Systems, Inc. *                      53,180              315
Brooks Automation, Inc. *                                    9,250              140
CACI International, Inc., Class A *                          5,925              327
Cray, Inc. * (a)                                            18,316               47
Cyberguard Corp. *                                           4,231               35
Digi International, Inc. *                                   5,118               70
Dot Hill Systems Corp. * (a)                                 9,454               56
Echelon Corp. * (a)                                          6,398               44
Electronics For Imaging, Inc. *                             11,071              198
EMS Technologies, Inc. *                                     2,899               39
Enterasys Networks, Inc. *                                  45,226               63
Extreme Networks, Inc. *                                    22,498              133
Falconstor Software, Inc. * (a)                              6,817               41
FileNET Corp. *                                              8,558              195
FSI International, Inc. *                                    7,441               32
Gateway, Inc. * (a)                                         45,890              185
Helix Technology Corp. (a)                                   5,585               86
Hypercom Corp. *                                            11,396               54
Infocus Corp. *                                              8,611               49
InPhonic, Inc. *                                             1,682               38
Intergraph Corp. *                                           6,669              192
Iomega Corp. * (a)                                          11,855               51
Ixia *                                                       5,550               99
Komag Inc. * (a)                                             5,696              127
Kronos, Inc. *                                               6,330              324
Lexar Media, Inc. * (a)                                     15,174               76
Merge Technologies, Inc. *                                   2,903               51
Micros Systems, Inc. *                                       6,624              243
Mindspeed Technologies, Inc. * (a)                          22,242               50
Mobility Electronics, Inc. * (a)                             5,629               39
MTS Systems Corp.                                            4,241              123
Netscout Systems, Inc. *                                     7,104               32
Oplink Communications, Inc. *                               25,561               40
Overland Storage, Inc. * (a)                                 3,301               48
Palmone, Inc. * (a)                                          8,600              218
PEC Solutions, Inc. *                                        2,795               35
Pinnacle Systems, Inc. *                                    14,975               84
Plexus Corp. *                                               9,140              105
Quantum Corp. * (a)                                         37,674              110
RadiSys Corp. * (a)                                          4,092               58
SI International, Inc. *                                     1,530               42
Silicon Graphics, Inc. * (a)                                55,703               66
Silicon Storage Technology, Inc. *                          16,840               63
Sonic Solutions * (a)                                        3,951               60
Standard Microsystems Corp. *                                4,028               70
Stratasys, Inc. * (a)                                        1,972               56
Sykes Enterprises, Inc. *                                    5,719               39
Synaptics, Inc. * (a)                                        4,790              111
Transmeta Corp. * (a)                                       34,855               32
Trident Microsystems, Inc. *                                 4,023               71
Witness Systems, Inc. *                                      4,608               81
                                                                       ------------
                                                                              5,761

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000's)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT - 0.40%
A.S.V., Inc. * (a)                                           1,668     $         66
Astec Industries, Inc. *                                     3,279               72
Bucyrus International, Inc., Class A                         2,581              101
Carbo Ceramics, Inc.                                         2,680              188
Kaman Corp., Class A                                         5,428               68
Layne Christensen Company *                                  2,976               51
Parker Drilling Company *                                   20,787              119
Washington Group International, Inc. *                       5,171              233
                                                                       ------------
                                                                                898

CONSTRUCTION MATERIALS - 0.93%
Ameron International Corp.                                   2,213               80
Applied Industrial Technologies, Inc.                        5,396              147
Clarcor, Inc.                                                5,059              263
Comfort Systems USA, Inc. *                                  9,269               72
EMCOR Group, Inc. *                                          3,156              148
Granite Construction, Inc.                                   6,940              182
JLG Industries, Inc.                                         8,943              193
Regal-Beloit Corp. (a)                                       5,052              145
Simpson Manufacturing, Inc.                                  7,382              228
Standex International Corp.                                  2,993               82
Trinity Industries, Inc. (a)                                 7,435              209
Universal Forest Products, Inc.                              3,281              127
USG Corp. * (a)                                              6,562              218
                                                                       ------------
                                                                              2,094

CONTAINERS & GLASS - 0.51%
Graphic Packaging Corp. *                                   13,982               62
Greif, Inc., Class A                                         2,698              188
Jarden Corp. * (a)                                           5,636              258
Longview Fibre Company                                      10,560              198
Mobile Mini, Inc. * (a)                                      3,122              126
Silgan Holdings, Inc.                                        2,334              152
West Pharmaceutical Services, Inc.                           6,482              155
                                                                       ------------
                                                                              1,139

COSMETICS & TOILETRIES - 0.31%
Chattem, Inc. *                                              3,637              162
Elizabeth Arden, Inc. *                                      4,917              116
Nu Skin Enterprises, Inc., Class A                          10,798              243
Playtex Products, Inc. * (a)                                 9,097               82
Revlon, Inc., Class A * (a)                                 32,969               95
                                                                       ------------
                                                                                698

CRUDE PETROLEUM & NATURAL GAS - 1.42%
Cabot Oil & Gas Corp., Class A                               6,810              376
Cascade Natural Gas Corp.                                    5,341              107
Cimarex Energy Company * (a)                                 8,383              327
Edge Petroleum Corp. *                                       4,104               68
FX Energy, Inc. * (a)                                        6,687               77
Harvest Natural Resources, Inc. * (a)                        7,610               90
Helmerich & Payne, Inc.                                     10,131              402
Hydril *                                                     3,392              198
Plains Exploration & Production Company *                   15,784              551
Quicksilver Resources, Inc. * (a)                            6,040              294
Spinnaker Exploration Company *                              5,192              184
Swift Energy Company *                                       5,702              162
Unit Corp. *                                                 7,769              351
                                                                       ------------
                                                                              3,187

DOMESTIC OIL - 2.30%
Berry Petroleum Company, Class A                             3,770              194
Comstock Resources, Inc. *                                   7,142              205
Delta Petroleum Corp. * (a)                                  4,547               66
Denbury Resources, Inc. *                                   11,286              398
Encore Aquisition Company *                                  5,065              209
Energy Partners, Ltd. * (a)                                  5,426              141
Forest Oil Corp. *                                          10,178              412
Frontier Oil Corp.                                           5,579              202
Giant Industries, Inc. *                                     2,577               66
Holly Corp. (a)                                              4,447              166
Houston Exploration Company *                                2,492              142
KCS Energy, Inc. *                                          10,134              156
Magnum Hunter Resources, Inc. *                             18,000              290
Maverick Tube Corp. *                                        8,650              281
McMoran Exploration Company * (a)                            4,091               82
Meridian Resource Corp. * (a)                               13,028               67
Oil States International, Inc. *                             6,500              134
Range Resources Corp. (a)                                   13,935              326
Remington Oil Gas Corp. *                                    4,478              141
St. Mary Land & Exploration Company                          5,968              299
Stone Energy Corp. *                                         4,658              226
Syntroleum Corp. * (a)                                       6,838               84
TETRA Technologies, Inc. *                                   4,688              133
Vintage Petroleum, Inc.                                     10,491              330
Warren Resources, Inc. *                                     2,931               32
Whiting Petroleum Corp. *                                    5,590              228
World Fuel Services Corp.                                    4,738              149
                                                                       ------------
                                                                              5,159

DRUGS & HEALTH CARE - 2.53%
1 800 Contacts * (a)                                         1,777               37
Abaxis, Inc. * (a)                                           4,112               36
Abiomed, Inc. * (a)                                          3,625               38
Accelrys, Inc. *                                             6,236               37
Alliance Imaging, Inc. * (a)                                 2,819               27
Alpharma, Inc., Class A                                      8,122              100
Antigenics, Inc. * (a)                                       6,300               42
Ariad Pharmaceuticals, Inc. * (a)                           11,084               62
Arrow International, Inc.                                    4,011              138
Avant Immunotherapeutics, Inc. * (a)                        19,196               31
Beverly Enterprises, Inc. * (a)                             22,182              275
Bioenvision, Inc. * (a)                                      6,300               36
Biomarin Pharmaceutical, Inc. * (a)                         13,966               72
Bone Care International, Inc. *                              3,319               86
Candela Corp. * (a)                                          4,532               41
Cell Genesys, Inc. * (a)                                     9,660               44
Closure Medical Corp. * (a)                                  1,650               44

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL        VALUE
                                                           AMOUNT        (000's)
                                                         ---------     ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Conmed Corp. *                                               6,269     $        189
Corixa Corp. * (a)                                          13,798               42
Curagen Corp. * (a)                                          9,874               41
Curis, Inc. * (a)                                           10,991               39
CV Therapeutics, Inc. * (a)                                  7,197              147
Datascope Corp.                                              2,506               77
Dendreon Corp. * (a)                                        12,120               66
Diversa Corp. *                                              5,774               29
DOV Pharmaceutical, Inc. * (a)                               3,167               43
Durect Corp., Inc. *                                         7,225               26
Enzo Biochem, Inc. * (a)                                     5,371               78
Enzon Pharmaceuticals, Inc. *                                9,157               93
Gentiva Health Services, Inc. *                              5,472               89
Healthextras, Inc. * (a)                                     4,095               68
IDX Systems Corp. *                                          4,326              150
I-Flow Corp. * (a)                                           4,037               64
Illumina, Inc. * (a)                                         6,548               53
Immucor Corp. *                                              9,207              278
Immunogen, Inc. *                                            9,265               49
Immunomedics, Inc. * (a)                                    11,160               27
Impax Laboratories, Inc. * (a)                              10,134              162
Intuitive Surgical, Inc. * (a)                               6,928              315
Invacare Corp.                                               5,333              238
Kos Pharmaceuticals, Inc. *                                  2,504              104
K-V Pharmaceutical Company, Class A * (a)                    7,517              174
Landauer, Inc.                                               2,272              108
Luminex Corp. * (a)                                          6,554               49
Mannatech, Inc. (a)                                          3,248               64
Matria Healthcare, Inc. * (a)                                3,289              101
Maxygen, Inc. *                                              5,122               44
Mentor Corp. (a)                                             8,528              274
Molina Healthcare, Inc. *                                    2,142               99
Nanogen, Inc. * (a)                                         10,635               37
NDCHealth Corp. *                                            7,594              121
NeoPharm, Inc. * (a)                                         4,011               31
Neurogen Corp. *                                             5,840               41
Northfield Laboratories, Inc. * (a)                          4,743               53
Nutraceutical International Corp. *                          2,200               35
Option Care, Inc. (a)                                        3,139               65
OraSure Technologies, Inc. * (a)                             8,968               66
OrthoLogic Corp. *                                           9,197               47
Parexel International Corp. *                                5,536              130
Perrigo Company (a)                                         13,048              250
Quidel Corp. * (a)                                           7,976               31
Res-Care, Inc. *                                             4,059               51
Seattle Genetics, Inc. * (a)                                 7,930               41
Third Wave Technologies, Inc. * (a)                          6,292               36
Zila, Inc. * (a)                                            11,445               46
Zymogenetics, Inc. * (a)                                     4,133               63
                                                                       ------------
                                                                              5,670

EDUCATIONAL SERVICES - 0.29%
eCollege.com * (a)                                           3,796               49
Educate, Inc. *                                              3,914               54
Leapfrog Enterprises, Inc., Class A * (a)                    5,971               68
Renaissance Learning, Inc. (a)                               1,852               32
Strayer Education, Inc.                                      3,005              341
Universal Technical Institute, Inc. *                        2,944              108
                                                                       ------------
                                                                                652

ELECTRICAL EQUIPMENT - 1.42%
A.O. Smith Corp.                                             3,433               99
Anaren, Inc. *                                               4,486               54
Anixter International, Inc. *                                5,883              213
Artesyn Technologies, Inc. *                                 7,289               63
Audiovox Corp., Class A * (a)                                3,826               49
Baldor Electric Company                                      6,811              176
BEI Technologies, Inc.                                       2,516               60
C & D Technologies, Inc.                                     5,575               56
Capstone Turbine Corp. * (a)                                21,033               33
Cohu, Inc.                                                   4,936               79
Dupont Photomasks, Inc. * (a)                                3,060               82
Encore Wire Corp. * (a)                                      3,895               40
Excel Technology, Inc. *                                     2,812               69
General Cable Corp. * (a)                                    8,326              100
Genlyte Group, Inc. *                                        2,536              228
Global Power Equipment Group, Inc. *                         7,839               75
Littelfuse, Inc. *                                           4,613              132
Magnetek, Inc. * (a)                                         6,356               34
Methode Electronics, Inc., Class A                           7,525               91
Metrologic Instruments, Inc. * (a)                           2,527               57
Penn Engineering & Manufacturing Corp.                       2,984               54
Plug Power, Inc. * (a)                                      10,760               71
Power-One, Inc. *                                           13,455               65
Rayovac Corp. *                                              9,433              392
Sirf Technology Holdings, Inc. *                             2,541               28
Ultralife Batteries, Inc. * (a)                              3,128               54
Universal Electronics, Inc. *                                3,705               63
Vicor Corp. (a)                                              4,135               43
W.H. Brady Company, Class A                                  7,524              243
Watsco, Inc.                                                 4,526              191
Wesco International, Inc. *                                  3,988              112
Wilson Greatbatch Technologies, Inc. *                       4,642               85
                                                                       ------------
                                                                              3,191

ELECTRICAL UTILITIES - 1.74%
Avista Corp.                                                 9,916              174
Black Hills Corp. (a)                                        6,615              219
Calpine Corp. * (a)                                         91,741              257
Cental Vermont Public Service Corp.                          4,255               96
CH Energy Group, Inc. (a)                                    3,534              161
Cleco Corp.                                                  9,801              209
CMS Energy Corp. * (a)                                      39,819              519
Connecticut Water Service, Inc. (a)                          4,260              106
Duquesne Light Holdings, Inc. (a)                           15,076              270
El Paso Electric Company *                                   9,500              180
Empire District Electric Company (a)                         6,026              140

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
IDACORP, Inc.                                       8,215     $  233
MGE Energy, Inc.                                    4,647        154
Otter Tail Corp. (a)                                6,287        157
PNM Resources, Inc.                                11,990        320
Quanta Services, Inc. * (a)                        15,148        116
Sierra Pacific Resources * (a)                     23,935        257
UIL Holding Corp.                                   2,484        126
Unisource Energy Corp.                              6,932        215
                                                              ------
                                                               3,909

ELECTRONICS - 2.41%
Adaptec, Inc. *                                    22,766        109
Analogic Corp.                                      2,504        108
Ansoft Corp. *                                        973         26
August Technology Corp. *                           4,154         49
Bel Fuse, Inc., Class B                             2,488         75
Belden CDT, Inc.                                    9,672        215
Checkpoint Systems, Inc. *                          7,776        131
CTS Corp. (a)                                       7,586         99
Cubic Corp. (a)                                     3,417         65
Daktronics, Inc. * (a)                              3,197         69
Digital Theater Systems, Inc. * (a)                 3,624         66
Electro Scientific Industries, Inc.*                5,769        112
Engineered Support Systems, Inc.                    4,501        241
FEI Company * (a)                                   5,062        117
Franklin Electric, Inc.                             3,368        127
Hutchinson Technology, Inc. * (a)                   5,363        187
Identix, Inc. * (a)                                18,372         93
II-VI, Inc. * (a)                                   4,728         82
Imation Corp.                                       7,092        246
Integrated Silicon Solution, Inc. * (a)             7,684         51
Intermagnetics General Corp. *                      5,818        142
Itron, Inc. * (a)                                   4,416        131
Keithley Instruments, Inc.                          2,834         46
Kemet Corp. * (a)                                  17,918        139
LeCroy Corp. *                                      1,881         32
Measurement Specialties, Inc. * (a)                 2,586         59
Medis Technologies, Ltd. * (a)                      2,846         41
Mentor Graphics Corp. * (a)                        15,886        218
Mercury Computer Systems, Inc. *                    4,430        122
Merix Corp. * (a)                                   4,256         48
OSI Systems, Inc. * (a)                             3,151         55
Park Electrochemical Corp.                          3,687         75
Photon Dynamics, Inc. * (a)                         3,510         67
Planar Systems Inc. * (a)                           3,615         33
Portalplayer, Inc. * (a)                            1,348         31
Rogers Corp. *                                      3,484        139
SBS Technologies, Inc. *                            3,722         41
Stoneridge, Inc. *                                  4,076         50
Supertex, Inc. *                                    2,152         39
Sycamore Networks, Inc. *                          36,687        131
Taser International, Inc. * (a)                     9,994        120
Technitrol, Inc.                                    8,442        126
Thomas & Betts Corp. *                             11,650        376
Trimble Navigation, Ltd. *                         10,374        351
TTM Technologies, Inc. * (a)                        8,618         90
Universal Display Corp. * (a)                       5,020         35
Varian, Inc. *                                      7,171        272
X-Rite, Inc.                                        4,847         73
Zygo Corp. *                                        4,112         53
                                                              ------
                                                               5,403

ENERGY - 0.79%
Energen Corp.                                       7,253        483
Fuelcell Energy, Inc. * (a)                         8,825         88
Hanover Compressor Company * (a)                   15,867        192
Headwaters, Inc. * (a)                              6,972        229
KFx, Inc. * (a)                                     9,366        125
New Jersey Resources Corp.                          5,416        236
Southwestern Energy Company *                       7,367        418
                                                              ------
                                                               1,771

FINANCIAL SERVICES - 2.20%
Accredited Home Lenders Holding Company * (a)       3,398        123
Ace Cash Express, Inc. *                            2,056         47
Actrade Financial Technologies, Ltd. * (a)            722          1
Advance America Cash Advance Centers, Inc.         11,721        181
Advanta Corp., Class B                              4,491        103
Affiliated Managers Group, Inc. * (a)               4,936        306
Archipelago Holdings, Inc. *                        2,309         41
Asta Funding, Inc. (a)                              2,487         53
BKF Capital Group, Inc. (a)                         2,120         85
Calamos Asset Management, Inc.                      4,856        131
Charter Municipal Mortgage Acceptance
  Company, SBI                                      8,855        190
City Holding Company (a)                            3,716        110
Commercial Capital Bancorp, Inc.                    7,506        153
Credit Acceptance Corp. * (a)                       2,186         43
Danielson Holding, Corp. * (a)                      9,666        167
Delphi Financial Group, Inc.                        4,921        212
Encore Capital Group, Inc. * (a)                    2,861         42
Federal Agricultural Mortgage Corp.,
  Class C(a)                                        2,351         41
Financial Federal Corp. (a)                         3,716        131
Gabelli Asset Management, Inc., Class A (a)         1,563         70
Harbor Florida Bancshares, Inc.                     4,664        159
Interactive Data Corp. *                            7,473        155
Investment Technology Group, Inc. *                 9,105        159
Investors Real Estate Trust, SBI                   11,496        107
Ipayment, Inc. *                                    2,216         93
ITLA Capital Corp. *                                1,714         86
Knight Trading Group, Inc. *                       24,014        231
LaBranche & Company, Inc. * (a)                    11,062        103
Metris Companies, Inc. * (a)                        6,606         77
National Financial Partners Corp.                   6,902        275
NBT Bancorp, Inc.                                   7,103        159
Nelnet, Inc., Class A * (a)                         1,795         57

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ocwen Financial Corp. * (a)                         8,256     $   67
optionsXpress Holdings Inc. *                       3,013         49
Piper Jaffray Companies, Inc. *                     4,150        152
Portfolio Recovery Associates, Inc. * (a)           2,641         90
Stifel Financial Corp. *                            2,778         60
SWS Group, Inc.                                     3,520         56
Tarragon Realty Investments, Inc. *                 1,420         29
Triad Guaranty, Inc. *                              2,022        106
UMB Financial Corp. (a)                             2,877        164
United Community Financial Corp.                    7,227         80
World Acceptance Corp. *                            3,480         89
WSFS Financial Corp.                                1,741         91
                                                              ------
                                                               4,924

FOOD & BEVERAGES - 1.36%
American Italian Pasta Company, Class A (a)         3,443         94
Bob Evans Farms, Inc.                               7,425        174
Cal-Maine Foods, Inc. (a)                           3,569         28
Chiquita Brands International, Inc. (a)             8,519        228
Corn Products International, Inc.                  14,747        383
Cosi, Inc. * (a)                                    5,367         36
Domino's Pizza, Inc.                                5,435        102
Fisher Communications, Inc. *                       1,655         86
Flowers Foods, Inc.                                 7,328        207
Hain Celestial Group, Inc. *                        5,506        103
Hansen Natural Corp. * (a)                          1,410         85
J & J Snack Foods Corp.                             1,592         75
John B. Sanfilippo & Son, Inc. *                    1,565         38
Lance, Inc.                                         6,491        104
Peets Coffee & Tea, Inc. *                          3,272         81
Performance Food Group Company *                    9,655        267
Ralcorp Holdings, Inc.                              6,095        289
Sanderson Farms, Inc.                               2,155         93
Seabord Corp.                                          75         80
Sensient Technologies Corp.                         9,793        211
Texas Roadhouse, Inc. *                             2,316         65
The Steak & Shake Company *                         5,873        114
USANA Health Sciences, Inc. * (a)                   2,192        104
                                                              ------
                                                               3,047

FOREST PRODUCTS - 0.08%
Caraustar Industries, Inc. *                        6,380         82
Deltic Timber Corp.                                 2,236         88
                                                              ------
                                                                 170

FUNERAL SERVICES - 0.11%
Alderwoods Group, Inc. *                            8,669        108
Stewart Enterprises, Inc., Class A                 22,275        137
                                                              ------
                                                                 245

FURNITURE & FIXTURES - 0.37%
American Woodmark Corp.                             2,431         88
Ethan Allen Interiors, Inc. (a)                     6,638        212
Furniture Brands International, Inc.               10,006        218
Kimball International, Inc., Class B                5,499         80
La-Z-Boy, Inc. (a)                                 11,023        154
Stanley Furniture Company, Inc.                     1,699         80
                                                              ------
                                                                 832

GAS & PIPELINE UTILITIES - 1.57%
American States Water Company                       3,698         93
Aquila, Inc. * (a)                                 48,518        186
Atmos Energy Corp.                                 14,731        398
Bill Barrett Corp. *                                1,532         44
California Water Service Group (a)                  3,501        117
Global Industries, Ltd. *                          17,353        163
Middlesex Water Company (a)                         5,380         98
Nicor, Inc. (a)                                     8,239        306
Northwest Natural Gas Company                       5,543        200
Peoples Energy Corp.                                7,118        298
Piedmont Natural Gas, Inc. (a)                     14,661        338
South Jersey Industries, Inc.                       3,350        189
Southern Union Company *                           14,145        355
Southwest Gas Corp.                                 7,389        178
Southwest Water Company (a)                         6,674         70
The Laclede Group, Inc.                             5,020        147
Transmontaigne, Inc. *                              5,403         43
WGL Holdings, Inc.                                  9,362        290
                                                              ------
                                                               3,513

GOLD - 0.03%
Royal Gold, Inc. (a)                                3,570         65

HEALTHCARE PRODUCTS - 2.51%
Advanced Medical Optics, Inc. * (a)                 7,246        262
Advanced Neuromodulation Systems, Inc. * (a)        4,247        114
Align Technology, Inc. * (a)                       11,099         69
American Medical Systems Holdings, Inc. *          10,460        180
Arthrocare Corp. * (a)                              4,418        126
Aspect Medical Systems, Inc. * (a)                  2,953         64
Biolase Technology, Inc. (a)                        4,560         39
Biosite, Inc. * (a)                                 2,650        138
Conceptus, Inc. * (a)                               6,190         48
CTI Molecular Imaging, Inc. *                       6,609        134
Cyberonics, Inc. * (a)                              3,601        159
Cypress Biosciences, Inc. *                         6,326         58
Diagnostic Products Corp.                           4,662        225
DJ Orthopedics, Inc. *                              3,783         95
Encore Medical Corp. *                              8,556         46
EPIX Medical, Inc. * (a)                            5,331         37
Foxhollow Technologies, Inc. (a)                    1,038         29
Haemonetics Corp. *                                 4,056        171
Hanger Orthopedic Group, Inc. * (a)                 5,293         32
Hologic, Inc. *                                     4,290        137
ICU Medical, Inc. *                                 2,422         86
Intralase Corp. * (a)                               1,726         29
Inverness Medical Innovations, Inc. * (a)           2,891         68
Isolagen, Inc. * (a)                                4,931         31
Kensey Nash Corp. * (a)                             2,239         61
Kyphon, Inc. * (a)                                  4,925        124

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
LCA- Vision, Inc.                                   3,273     $  109
LifeCell Corp. *                                    6,338         56
Lifeline Systems, Inc. *                            3,003         91
Mannkind Corp * (a)                                 2,866         41
Merit Medical Systems, Inc. *                       5,101         61
Owens & Minor, Inc.                                 8,115        220
Polymedica Corp.                                    5,415        172
Priority Healthcare Corp., Class B *                5,981        129
PSS World Medical, Inc. *                          14,171        161
SonoSite, Inc. *                                    3,251         84
STERIS Corp. *                                     14,358        363
SurModics, Inc. * (a)                               3,047         97
Sybron Dental Specialties, Inc. *                   7,951        285
The Medicines Company *                             9,858        223
Thermogenesis Corp. *                              10,727         54
Thoratec Corp. *                                   10,182        124
Tripath Imaging, Inc. * (a)                         6,916         49
Ventana Medical Systems, Inc. * (a)                 5,680        213
Viasys Healthcare, Inc. *                           6,535        125
VISX, Inc. *                                       10,054        236
Wright Medical Group, Inc. *                        5,601        134
Zoll Medical Corp. *                                2,123         48
                                                              ------
                                                               5,637

HEALTHCARE SERVICES - 1.80%
Amedisys, Inc. * (a)                                2,763         84
America Service Group, Inc. *                       2,655         59
American Healthways, Inc. * (a)                     6,025        199
AMERIGROUP Corp. *                                 10,040        367
AMN Healthcare Services, Inc. * (a)                 2,630         42
Apria Healthcare Group, Inc. *                      9,988        321
Cerner Corp. * (a)                                  5,686        299
CorVel Corp. *                                      1,667         35
Cross Country Healthcare, Inc. * (a)                5,128         86
Eclipsys Corp. *                                    7,655        118
Genesis Healthcare Corp. *                          4,106        176
Hooper Holmes, Inc. (a)                            12,841         49
Kindred Healthcare, Inc. * (a)                      5,399        189
LabOne, Inc. *                                      3,656        126
Magellan Health Services, Inc. * (a)                5,431        185
National Healthcare Corp. (a)                       1,585         54
NeighborCare, Inc. *                                7,422        217
Nitromed, Inc. * (a)                                2,327         40
OCA, Inc. * (a)                                     9,236         39
Odyssey Healthcare, Inc. * (a)                      7,863         92
Pediatrix Medical Group, Inc. *                     4,514        310
Per-Se Technologies, Inc. *                         5,127         79
Sierra Health Services, Inc. * (a)                  4,652        297
Star Scientific, Inc. * (a)                         6,153         33
The Advisory Board Company *                        3,778        165
United Surgical Partners International,
 Inc. * (a)                                         5,891        270
Vistacare, Inc. * (a)                               2,243         46
Wellcare Health Plans, Inc. *                       1,896         58
                                                              ------
                                                               4,035

HOMEBUILDERS - 0.54%
Beazer Homes USA, Inc. (a)                          8,260        412
Champion Enterprises, Inc. *                       14,737        139
Meritage Homes Corp. *                              4,299        253
Schottenstein Homes, Inc. (a)                       2,532        124
Walter Industries, Inc. (a)                         4,887        208
William Lyon Homes, Inc. * (a)                        890         68
                                                              ------
                                                               1,204

HOTELS & RESTAURANTS - 2.41%
Ameristar Casinos, Inc.                             2,460        134
Argosy Gaming Company *                             5,347        246
Aztar Corp. * (a)                                   7,153        204
Boyd Gaming Corp.                                   9,343        487
California Pizza Kitchen, Inc. *                    4,510        106
CBRL Group, Inc.                                    9,705        401
CEC Entertainment, Inc. *                           7,533        276
CKE Restaurants, Inc. * (a)                        10,746        170
Dave & Buster's, Inc. * (a)                         2,821         53
IHOP Corp.                                          4,282        204
Jack In the Box, Inc. *                             7,325        272
Krispy Kreme Doughnuts, Inc. * (a)                 11,667         89
La Quinta Corp. *                                  38,383        326
Landry's Restaurants, Inc.                          4,431        128
LaSalle Hotel Properties                            5,923        172
Lone Star Steakhouse & Saloon, Inc.                 3,451        100
Magna Entertainment Corp., Class A * (a)            9,277         57
Marcus Corp.                                        4,422         91
MTR Gaming Group, Inc. *                            5,409         67
O'Charley's, Inc. * (a)                             5,094        111
P.P. Chang's China Bistro, Inc. * (a)               5,235        313
Panera Bread Company, Class A * (a)                 5,819        329
Papa Johns International, Inc. * (a)                2,468         86
RARE Hospitality International, Inc. *              7,083        219
Red Robin Gourmet Burgers, Inc. *                   2,483        126
Ryan's Restaurant Group, Inc. *                     9,323        135
Sonic Corp. *                                      12,150        406
Triarc Companies, Inc. (a)                          7,700        106
                                                              ------
                                                               5,414

HOUSEHOLD APPLIANCES - 0.41%
Bassett Furniture Industries, Inc.                  3,400         67
Consolidated Tomoka Land Company                    1,623         93
Drew Industries, Inc. * (a)                         1,693         64
Jacuzzi Brands, Inc. *                             15,715        153
Libbey, Inc.                                        3,769         79
Technical Olympic USA, Inc. (a)                     1,987         60
The Toro Company                                    4,585        406
                                                              ------
                                                                 922

HOUSEHOLD PRODUCTS - 0.52%
Blyth, Inc.                                         5,943        189

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
Central Garden & Pet Company *                      3,591     $  157
Department 56, Inc. *                               3,730         65
Kirklands, Inc. *                                   2,787         31
Martha Stewart Living Omnimedia, Inc.,
  Class A * (a)                                     2,378         54
Select Comfort Corp. * (a)                          7,612        156
Tempur-Pedic International, Inc. * (a)              3,897         73
Topps, Inc.                                         9,363         86
Tupperware Corp.                                   10,817        220
WD-40 Company                                       3,948        128
                                                              ------
                                                               1,159

INDUSTRIAL MACHINERY - 1.91%
Actuant Corp., Class A *                            5,332        240
Albany International Corp., Class A                 5,335        165
Cascade Corp.                                       2,320         81
Ceradyne Inc. California * (a)                      4,882        109
Circor International, Inc.                          3,859         95
Cognex Corp.                                        8,237        205
Dionex Corp. *                                      3,816        208
Energy Conversion Devices, Inc. * (a)               4,286         97
EnPro Industries, Inc. *                            4,353        120
Flowserve Corp. *                                  11,084        287
Gardner Denver, Inc. *                              4,173        165
IDEX Corp.                                          9,893        399
Kadant, Inc. *                                      3,690         69
Kennametal, Inc.                                    7,080        336
Lindsay Manufacturing Company                       3,057         58
Lufkin Industries, Inc.                             1,716         83
Manitowoc, Inc.                                     5,923        239
Middleby Corp. (a)                                  1,009         50
Milacron, Inc. * (a)                               11,230         34
NACCO Industries, Inc., Class A (a)                   946         97
Presstek, Inc. * (a)                                6,574         51
Robbins & Myers, Inc. (a)                           2,563         56
Rofin Sinar Technologies, Inc. *                    3,137        101
Sauer-Danfoss, Inc.                                 2,224         50
Stewart & Stevenson Services, Inc.                  6,341        145
Tecumseh Products Company, Class A                  3,435        136
Tennant Company                                     1,767         68
Tredegar Industries, Inc.                           5,928        100
UNOVA, Inc. * (a)                                   9,896        204
Valmont Industries, Inc.                            3,486         78
Watts Industries, Inc., Class A                     4,931        161
                                                              ------
                                                               4,287

INDUSTRIALS - 0.13%
Brookfield Homes Corp.                              3,153        133
GrafTech International, Ltd. *                     20,348        116
Intevac, Inc. * (a)                                 4,569         43
                                                              ------
                                                                 292

INSURANCE - 2.35%
21st Century Insurance Group                        4,752         66
Alfa Corp.                                          7,427        107
American Equity Investment Life Holding
 Company (a)                                        4,960         63
American Physicians Capital, Inc. *                 2,215         76
Amerus Group Company (a)                            7,592        359
Argonaut Group, Inc. * (a)                          5,324        113
Baldwin & Lyons, Inc., Class B                      2,232         58
Bristol West Holdings, Inc.                         3,489         54
CenturyBusiness Services, Inc. *                   15,622         64
Ceres Group, Inc. * (a)                             8,489         46
Citizens, Inc. Class A * (a)                        8,904         51
Commerce Group, Inc.                                4,828        299
Direct General Corp. (a)                            3,568         73
FBL Financial Group, Inc., Class A                  2,852         80
First Acceptance Corp. * (a)                        4,796         51
FPIC Insurance Group, Inc. * (a)                    2,072         67
Harleysville Group, Inc.                            3,030         60
Hilb, Rogal and Hamilton Company (a)                6,294        225
Horace Mann Educators Corp.                         8,901        158
Infinity Property & Casualty Corp.                  4,272        134
LandAmerica Financial Group, Inc. (a)               3,427        172
Liberty Corp.                                       3,200        130
Midland Company                                     1,966         62
National Western Life Insurance Company,
 Class A *                                            533         91
Navigators Group, Inc. *                            2,277         76
Ohio Casualty Corp. *                              12,333        283
Philadelphia Consolidated Holding Corp. *           3,656        283
Phoenix Companies, Inc. (a)                        19,448        249
PMA Capital Corp., Class A * (a)                    6,503         52
Presidential Life Corp.                             4,750         77
ProAssurance Corp. *                                5,430        215
RLI Corp.                                           4,677        194
Safety Insurance Group Inc. (a)                     2,114         65
Selective Insurance Group, Inc.                     5,699        264
State Auto Financial Corp.                          2,878         77
Stewart Information Services Corp.                  3,520        132
U.S.I. Holdings Corp. * (a)                         7,544         89
UICI                                                7,719        187
United Fire & Casualty Company (a)                  3,317        112
Universal American Financial Corp. *                5,968        103
Vesta Insurance Group, Inc. *                       9,592         34
Zenith National Insurance Corp. (a)                 2,259        117
                                                              ------
                                                               5,268

INTERNATIONAL OIL - 0.17%
Callon Petroleum Company *                          3,204         50
Cheniere Energy, Inc. * (a)                         5,242        338
                                                              ------
                                                                 388

INTERNET CONTENT - 0.69%
Alloy, Inc. * (a)                                   8,184         48
Autobytel, Inc. * (a)                               9,449         47
CMGI, Inc. * (a)                                   92,847        193
CNET Networks, Inc. * (a)                          26,361        249

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
Digitas, Inc. *                                    14,714     $  149
Harris Interactive, Inc. *                         11,694         54
InfoSpace, Inc. * (a)                               6,550        267
Internet Cap Group, Inc. * (a)                      8,424         59
iVillage, Inc. *                                    6,919         42
Jupitermedia Corp. * (a)                            3,526         55
Netratings, Inc. *                                  2,767         42
ProQuest Company *                                  4,926        178
Safeguard Scientifics, Inc. *                      28,267         40
Sohu.com, Inc. * (a)                                4,759         84
Terremark Worldwide, Inc. *                        60,906         40
                                                              ------
                                                               1,547

INTERNET RETAIL - 0.32%
1-800-Flowers.com, Inc. *                           6,217         47
Ariba, Inc. * (a)                                  13,263        103
Drugstore.com, Inc. * (a)                          10,946         28
Navarre Corp. * (a)                                 4,728         37
NefIQ Corp. * (a)                                  11,961        137
Overstock.com, Inc. * (a)                           2,436        105
Priceline.com, Inc. * (a)                           5,026        127
Provide Commerce, Inc. * (a)                          981         28
Redback Networks, Inc. * (a)                        6,858         41
Stamps.com, Inc. *                                  3,771         63
                                                              ------
                                                                 716

INTERNET SERVICE PROVIDER - 0.32%
Blue Coat Systems, Inc. * (a)                       2,247         53
C-COR.net Corp. * (a)                              10,211         62
Earthlink, Inc. *                                  26,962        243
eSPEED, Inc., Class A * (a)                         5,480         50
HomeStore.com, Inc. *                              24,633         55
Internap Network Services Corp. *                  59,304         35
Salesforce.Com, Inc. *                              2,460         37
TriZetto Group, Inc. *                              7,010         65
United Online, Inc. *                              11,236        117
                                                              ------
                                                                 717

INTERNET SOFTWARE - 1.27%
Agile Software Corp. *                             11,303         82
Chordiant Software, Inc. *                         18,181         30
Cybersource Corp. *                                 6,643         34
Digital River, Inc. * (a)                           6,948        216
E.piphany, Inc. *                                  17,386         62
eResearch Technology, Inc. * (a)                    9,276        109
F5 Networks, Inc. *                                 7,181        363
Internet Security Systems, Inc. *                   7,969        146
Interwoven, Inc. *                                  8,800         69
Keynote Systems, Inc. *                             3,828         45
Lionbridge Technologies, Inc. * (a)                10,537         60
MatrixOne, Inc. *                                  11,553         55
NIC, Inc. * (a)                                     7,542         36
Openwave Systems, Inc. * (a)                       13,355        163
PC-Tel, Inc. *                                      5,490         40
RealNetworks, Inc. * (a)                           23,852        138
Retek, Inc. *                                      11,929        134
RSA Security, Inc. *                               14,175        225
SI Corp. *                                         14,832        103
Safenet, Inc. * (a)                                 4,996        146
Sapient Corp. *                                    16,463        121
Stellent, Inc. * (a)                                5,161         43
Supportsoft, Inc. * (a)                             7,997         42
Tumbleweed Communications Corp. *                  11,481         32
Verity, Inc. *                                      6,569         62
Vignette Corp. *                                   62,335         82
Watchguard Technologies, Inc. *                     8,555         28
WebEx Communications, Inc. * (a)                    6,320        136
WebMethods, Inc. *                                  9,953         55
                                                              ------
                                                               2,857

INVESTMENT COMPANIES - 0.24%
Apollo Investment Corp.                            12,736        214
Ares Cap Corp.                                      2,883         47
Capital Southwest Corp.                               897         71
Harris & Harris Group, Inc. * (a)                   3,432         41
MCG Capital Corp. (a)                               6,986        107
NGP Capital Resources Co. (a)                       4,135         67
                                                              ------
                                                                 547

LEISURE TIME - 1.81%
4Kids Entertainment, Inc. * (a)                     3,146         70
Action Performance Companies, Inc. *(a)             3,531         47
Alliance Gaming Corp. * (a)                        10,790        103
Arctic Cat, Inc.                                    3,308         90
Bluegreen Corp. *                                   3,678         47
Callaway Golf Company (a)                          13,872        178
Carmike Cinemas, Inc.                               1,861         69
Churchill Downs, Inc.                               1,873         74
Escalade, Inc. (a)                                  2,364         32
Gaylord Entertainment Company *                     6,324        255
Handleman Company                                   5,073         96
Hollywood Entertainment Corp. *                    10,687        141
Isle of Capri Casinos, Inc. * (a)                   3,021         80
K2, Inc. * (a)                                      8,671        119
Lakes Gaming, Inc. * (a)                            3,533         64
Life Time Fitness, Inc. * (a)                       2,635         71
Movie Gallery, Inc.                                 5,241        150
Multimedia Games, Inc. * (a)                        5,218         41
Penn National Gaming, Inc. *                       13,211        388
Pinnacle Entertainment, Inc. *                      8,554        143
RC2 Corp. * (a)                                     3,450        117
Scientific Games Corp., Class A *                  15,740        360
SCP Pool Corp.                                     10,963        349
Shuffle Master, Inc. * (a)                          7,196        208
Six Flags, Inc. * (a)                              19,502         80
Speedway Motorsports, Inc.                          2,981        106
Steinway Musical Instruments, Inc. *                1,819         55
Sturm Ruger & Company, Inc.                         5,951         41

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Sunterra Corp. *                                    4,315     $   65
The Nautilus Group, Inc. (a)                        5,876        140
Vail Resorts, Inc. *                                4,108        104
West Marine, Inc. * (a)                             2,896         62
WMS Industries, Inc. * (a)                          4,005        113
                                                              ------
                                                               4,058

LIFE SCIENCES - 0.10%
Incyte Corp. *                                     14,425         99
Symyx Technologies, Inc. *                          5,909        130
                                                              ------
                                                                 229

LIQUOR - 0.06%
Boston Beer Company, Inc. *                         2,010         44
Central European Distribution Corp. * (a)           2,690         90
                                                              ------
                                                                 134

MANUFACTURING - 1.25%
Acuity Brands, Inc.                                 8,819        238
AptarGroup, Inc.                                    7,367        383
Barnes Group, Inc.                                  3,307         90
Coherent, Inc. *                                    6,190        209
ESCO Technologies, Inc. *                           2,628        211
Hexcel Corp. *                                      6,016         93
Kaydon Corp.                                        5,872        184
Lancaster Colony Corp.                              5,534        235
Mine Safety Appliances Company                      4,414        171
Nordson Corp.                                       5,369        198
Raven Industries, Inc. (a)                          3,696         76
Shaw Group, Inc. * (a)                             12,793        279
Thomas Industries, Inc.                             3,058        121
York International Corp.                            8,161        320
                                                              ------
                                                               2,808

MEDICAL-HOSPITALS - 0.82%
AmSurg Corp. *                                      6,335        160
Centene Corp. *                                     8,327        250
Cepheid, Inc. * (a)                                 9,007         87
Laserscope * (a)                                    3,744        119
Lifepoint Hospitals, Inc. *                         7,756        340
Microtek Med Holdings, Inc. * (a)                  11,067         40
Microvision, Inc. * (a)                             4,605         27
Orthovita, Inc. * (a)                              12,383         42
Palatin Technologies, Inc. * (a)                   13,085         31
Palomar Medical Technologies, Inc. * (a)            2,803         75
Possis Medical, Inc. * (a)                          3,650         30
Province Healthcare Company *                      10,134        244
Psychiatric Solutions, Inc. *                       2,887        133
RehabCare Group, Inc. *                             3,467         99
Sunrise Senior Living, Inc. * (a)                   3,264        159
                                                              ------
                                                               1,836

METAL & METAL PRODUCTS - 1.00%
Commercial Metals Company                          11,806        400
Crown Holdings, Inc. *                             34,033        529
Gibraltar Industries, Inc. (a)                      4,965        109
Matthews International Corp., Class A               6,768        222
Metal Management, Inc.                              3,526         90
Metals USA, Inc. * (a)                              4,325         85
Mueller Industries, Inc.                            7,058        199
NN, Inc.                                            5,659         70
Quanex Corp. (a)                                    4,995        266
Reliance Steel & Aluminum Company                   5,707        228
Titanium Metals Corp. * (a)                         1,409         51
                                                              ------
                                                               2,249

MINING - 1.33%
Alpha Natural Resources, Inc. *                     4,944        142
AMCOL International Corp.                           4,501         84
Brush Wellman, Inc. *                               4,162         79
Cleveland-Cliffs, Inc. (a)                          4,348        317
Coeur d'Alene Mines Corp. * (a)                    48,117        177
Compass Minerals International, Inc.                3,348         85
Hecla Mining Company * (a)                         23,514        129
Joy Global, Inc.                                   15,441        541
Lincoln Electric Holding, Inc.                      6,707        202
Oregon Steel Mills, Inc. *                          6,996        161
Penn Virginia Corp.                                 3,822        175
RTI International Metals, Inc. *                    4,476        105
Stillwater Mining Company *                         8,455         83
Terex Corp. *                                       9,870        427
USEC, Inc. (a)                                     17,230        281
                                                              ------
                                                               2,988

MOBILE HOMES - 0.27%
Coachmen Industries, Inc. (a)                       4,500         61
Fleetwood Enterprises, Inc. * (a)                  11,279         98
Skyline Corp.                                       1,728         67
Thor Industries, Inc.                               7,394        221
Winnebago Industries, Inc. (a)                      5,367        170
                                                              ------
                                                                 617

NEWSPAPERS - 0.07%
Journal Register Company *                          9,190        153

OFFICE FURNISHINGS & Supplies - 0.26%
Global Imaging Systems, Inc. *                      4,732        168
Imagistics International, Inc. *                    3,457        121
United Stationers, Inc. *                           6,496        294
                                                              ------
                                                                 583

PAPER - 0.36%
Buckeye Technologies, Inc. *                        6,299         68
Chesapeake Corp.                                    4,066         85
P.H. Glatfelter Company                             6,033         89
Pope & Talbot, Inc.                                 3,632         64
Potlatch Corp.                                      5,855        276
Rock-Term Company, Class A                          6,302         84
Wausau-Mosinee Paper Corp.                          9,392        133
                                                              ------
                                                                 799

PETROLEUM SERVICES - 1.55%
Atwood Oceanics, Inc. *                             2,412        161

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Cal Dive International, Inc. *                      7,949     $  360
Grey Wolf, Inc. *                                  39,390        259
Gulfmark Offshore, Inc. * (a)                       3,924        102
Input/Output, Inc. * (a)                           13,257         86
Key Energy Services, Inc. *                        26,848        308
Lone Star Technologies, Inc. *                      5,913        233
Newpark Resources, Inc. *                          17,527        103
Oceaneering International, Inc. *                   5,224        196
Petroleum Development Corp. *                       3,378        127
RPC, Inc.                                           3,108         47
SEACOR SMIT, Inc. * (a)                             3,850        245
Superior Energy Services, Inc. *                   11,363        196
Tesoro Petroleum Corp. *                           13,448        498
TODCO *                                             2,678         69
Universal Compression Holdings, Inc. *              3,653        138
Veritas DGC, Inc. *                                 7,086        212
W-H Energy Services, Inc. *                         5,504        132
                                                              ------
                                                               3,472

PHARMACEUTICALS - 1.75%
Abgenix, Inc. * (a)                                16,966        119
Able Laboratories, Inc. * (a)                       3,871         91
Adolor Corp. * (a)                                  8,372         83
Alexion Pharmaceuticals, Inc. * (a)                 5,610        122
Alkermes, Inc. * (a)                               18,636        193
Array BioPharma, Inc. *                             7,123         50
Atherogenics, Inc. * (a)                            7,715        101
Bentley Pharmaceuticals, Inc. * (a)                 3,901         29
Bradley Pharmaceuticals, Inc., Class A * (a)        3,035         29
Connetics Corp. * (a)                               6,521        165
Cubist Pharmaceuticals, Inc. *                     10,457        111
Dusa Pharmaceuticals, Inc. * (a)                    3,475         30
Encysive Pharmaceuticals, Inc. *                   11,891        122
First Horizon Pharmaceutical Corp. * (a)            5,505         93
Guilford Pharmaceuticals, Inc. * (a)               11,399         26
Indevus Pharmaceuticals, Inc. * (a)                10,139         28
Inkine Pharmaceutical, Inc. * (a)                  11,331         35
Inspire Pharmaceuticals, Inc. *                     8,715         71
Isis Pharmaceuticals, Inc. * (a)                   11,971         46
Ligand Pharmaceuticals, Inc., Class B * (a)        15,439         88
Noven Pharmaceuticals, Inc. *                       4,976         84
NPS Pharmaceuticals, Inc. * (a)                     7,867         99
Nuvelo, Inc. * (a)                                  8,012         52
Onyx Pharmaceuticals, Inc. * (a)                    7,160        225
Oscient Pharmaceuticals Corp. * (a)                14,366         34
Pain Therapeutics, Inc. * (a)                       7,314         37
Par Pharmaceutical Companies, Inc. * (a)            7,073        237
Penwest Pharmaceuticals Company * (a)               4,133         51
Peregrine Pharmaceuticals, Inc. * (a)              29,529         43
Pharmacyclics, Inc. * (a)                           4,657         37
Pharmion Corp. * (a)                                3,067         89
Pozen, Inc. *                                       5,730         30
Prestige Brands Holdings, Inc. *                    4,988         88
Regeneron Pharmaceuticals, Inc. *                   8,354         43
Rigel Pharmaceuticals, Inc. * (a)                   2,347         38
Salix Pharmaceuticals, Ltd. * (a)                   7,538        124
SciClone Pharmaceuticals, Inc. *                   10,790         31
Supergen, Inc. * (a)                               11,050         54
United Therapeutics Corp. *                         3,870        177
Valeant Pharmaceuticals International              17,197        387
Vertex Pharmaceuticals, Inc. *                     16,491        154
Vicuron Phamaceuticals, Inc. *                     10,729        169
                                                              ------
                                                               3,915

PLASTICS - 0.05%
Spartech Corp.                                      5,296        105

POLLUTION CONTROL - 0.10%
CUNO, Inc. *                                        3,549        182
Duratek, Inc. *                                     2,396         48
                                                              ------
                                                                 230

PUBLISHING - 0.72%
American Greetings Corp., Class A                  12,765        325
Consolidated Graphics, Inc. *                       2,411        127
Courier Corp.                                       1,939        102
Hollinger International, Inc., Class A             11,945        130
Playboy Enterprises, Inc., Class B * (a)            4,936         64
PRIMEDIA, Inc. * (a)                               29,003        126
Pulitzer, Inc.                                      1,636        104
Readers Digest Association, Inc., Class A          20,350        352
Scholastic Corp. *                                  6,208        229
Thomas Nelson, Inc.                                 2,726         65
                                                              ------
                                                               1,624

RAILROADS & EQUIPMENT - 0.46%
Florida East Coast Indiana, Inc. (a)                4,493        191
GATX Corp.                                          9,858        327
Genesee & Wyoming, Inc., Class A *                  3,928        102
Kansas City Southern *                             12,911        249
Wabtec Corp.                                        8,451        173
                                                              ------
                                                               1,042

REAL ESTATE - 7.09%
Aames Investment Corp., REIT                        7,746         63
Acadia Realty Trust, REIT                           6,965        112
Affordable Residential Communities, REITS (a)       5,277         67
Alexander's, Inc., REIT * (a)                         456        110
Alexandria Real Estate Equities, Inc., REIT         3,909        252
American Campus Communities, Inc., REIT             3,478         73
American Financial Realty Trust, REIT              22,250        325
American Home Mortgage Investment Corp., REIT       7,035        201
Amli Residential Properties Trust, REIT (a)         5,177        142
Anthracite Capital, Inc., REIT (a)                 10,953        122
Anworth Mortgage Asset Corp., REIT                  9,301         89
Ashford Hospitality Trust, Inc., REIT (a)           6,164         63
Bedford Property Investments, Inc., REIT            3,219         70
Bimini Mortgage Management, Inc. (a)                4,835         67
BioMed Realty Trust, Inc., REIT                     6,551        135

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    ------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Brandywine Realty Trust, REIT                       9,413     $  267
Capital Automotive REIT                             7,485        248
Capital Lease Funding, Inc., REIT                   7,489         83
Capital Trust, Inc., REIT (a)                       2,617         87
Can-America Realty Corp., REIT                     10,703        338
CB Richard Ellis Group, Inc. *                      5,196        182
Cedar Shopping Centers, Inc., REIT                  4,406         63
Colonial Properties Trust, REIT (a)                 3,827        147
Commercial Net Lease Realty, REIT                  10,605        196
Cornerstone Realty Income Trust, Inc.,
 REIT (a)                                          12,721        126
Corporate Office Properties Trust, REIT             7,564        200
Correctional Properties Trust, REIT                 2,865         72
Corrections Corp. of America *                      7,194        278
Cousins Properties, Inc., REIT                      7,089        183
CRT Properties, Inc., REIT                          6,195        135
EastGroup Properties, Inc., REIT                    4,598        173
ECC Capital Corp., REIT                             6,807         41
Education Realty Trust, Inc., REIT                  2,378         40
Entertainment Properties Trust, REIT                5,093        211
Equity Inns, Inc., REIT                            11,981        132
Equity Lifestyle Properties, Inc., REIT             4,169        147
Equity One, Inc., REIT                              6,829        141
Essex Property Trust Inc., REIT                     4,576        316
Extra Space Storage, Inc., REIT (a)                 5,318         72
Felcor Lodging Trust, Inc., REIT *                 10,111        126
Fieldstone Investment Corp., REIT                   6,595         96
First Industrial Realty Trust, Inc., REIT           7,879        298
Gables Residential Trust, REIT (a)                  5,838        194
Getty Realty Corp., REIT                            3,642         93
Glenborough Realty Trust, Inc., REIT                5,908        113
Glimcher Realty Trust, REIT (a)                     7,599        180
Global Signal, Inc., REIT                           1,906         57
GMH Communities Trust, REIT                         6,805         80
Government Properties Trust, Inc., REIT (a)         5,649         56
Healthcare Realty Trust, Inc., REIT                 9,283        338
Heritage Property Investment Trust, REIT            5,359        159
Highland Hospitality Corp., REIT                    8,641         89
Highwoods Properties, Inc., REIT                   10,392        279
Home Properties, Inc., REIT                         6,370        247
Homebanc Corp., Georgia, REIT (a)                   7,806         69
Impac Mortgage Holdings, Inc., REIT (a)            15,019        288
Innkeepers USA Trust, REIT                          7,388         95
Jones Lang Lasalle, Inc. *                          6,595        308
Kilroy Realty Corp., REIT                           5,618        230
Kite Realty Group Trust, REIT                       5,248         76
Kramont Realty Trust, REIT (a)                      6,456        151
Lexington Corporate Property Trust, REIT            9,854        216
Luminent Mortgage Capital, Inc., REIT               7,922         87
Maguire Properties, Inc., REIT                      6,995        167
MeriStar Hospitality Corp., REIT *                 17,971        126
MFA Mortgage Investments, Inc., REIT               15,966        121
Mid-America Apartment Communities, Inc., REIT       3,695        135
Mission West Properties, Inc., REIT                 8,082         86
MortgageIT Holdings, Inc., REIT (a)                 3,570         57
National Health Investments, Inc., REIT             4,784        124
Nationwide Health Properties, Inc., REIT (a)       13,053        264
New Century Financial Corp., REIT                   8,069        378
Newcastle Investment Corp., REIT                    7,002        207
Novastar Financial, Inc., REIT (a)                  5,352        193
Omega Healthcare Investors, REIT                   10,385        114
Parkway Properties, Inc., REIT                      2,883        135
Pennsylvania Real Estate
 Investment Trust, REIT                             6,314        255
Post Properties, Inc., REIT                         7,838        243
Prentiss Properties Trust, REIT                     8,488        290
PS Business Parks, Inc., REIT                       3,237        130
RAIT Investment Trust, REIT                         4,922        132
Ramco-Gershenson Properties Trust, REIT (a)         3,090         84
Realty Income Corp., REIT (a)                      15,547        356
Redwood Trust, Inc., REIT (a)                       3,525        180
Saul Centers, Inc., REIT                            3,044         97
Saxon Capital, Inc., REIT (a)                      10,413        179
Senior Housing Properties Trust, REIT              10,784        180
Sovran Self Storage, Inc., REIT                     3,400        135
Spirit Finance Corp., REIT                          9,348        102
Strategic Hotel Cap, Inc., REIT (a)                 4,785         70
Sun Communities, Inc., REIT                         3,587        128
Sunstone Hotel Investors, Inc., REIT (a)            4,529         97
Tanger Factory Outlet Centers, Inc., REIT           6,344        140
Taubman Centers, Inc., REIT                        10,154        282
Tower Group, Inc.                                   4,003         53
Town & Country Trust SBI (a)                        4,312        114
Trammell Crow Company *                             6,923        142
Trustreet Properties, Inc., REIT (a)                5,770         89
Universal Health Realty Income Trust, REIT          4,049        114
Urstadt Biddle Properties, Inc., REIT               6,338         97
U-Store-It Trust, REIT                              5,916        103
Washington REIT (a)                                 8,409        242
Winston Hotels, Inc., REIT                          5,577         65
                                                              ------
                                                              15,900

RETAIL GROCERY - 0.38%
Ingles Markets, Inc. (a)                            4,810         64
Nash-Finch Company (a)                              2,790        106
Pathmark Stores, Inc. *                             7,387         47
Ruddick Corp.                                       6,597        153
Smart & Final, Inc. * (a)                           2,908         35
The Great Atlantic & Pacific Tea Company,
 Inc. * (a)                                         3,765         56
United Natural Foods, Inc. *                        8,244        236
Weis Markets, Inc.                                  2,113         78
Wild Oats Markets, Inc. * (a)                       6,595         70
                                                              ------
                                                                 845

RETAIL TRADE -3.73%
99 Cents Only Stores * (a)                         10,201        134

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    ------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
A.C. Moore Arts & Crafts, Inc. *                    2,913     $   78
Aaron Rents, Inc., Class B                          7,741        155
Aeropostale, Inc. * (a)                            11,315        371
Asbury Automotive Group, Inc. *                     2,777         43
Big 5 Sporting Goods Corp.                          4,333        107
Blair Corp.                                         2,146         71
Bombay Company, Inc. * (a)                          7,911         42
Brookstone, Inc. *                                  4,461         72
Build A Bear Workshop Inc * (a)                     1,886         58
Building Materials Holding Corp.                    2,913        130
Burlington Coat Factory Warehouse Corp.             3,748        108
Cache, Inc. *                                       2,452         33
Casey's General Stores, Inc.                       10,286        185
Cash America International, Inc.                    5,851        128
Casual Male Retail Group, Inc. * (a)                7,054         46
Cato Corp., Class A                                 4,278        138
Charlotte Russe Holding, Inc. * (a)                 2,756         36
Charming Shoppes, Inc. *                           23,802        193
Childrens Place Retail Stores, Inc. *               3,523        168
Christopher & Banks Corp.                           7,905        139
Coldwater Creek, Inc. *                             7,008        129
Cost Plus, Inc. *                                   4,634        125
Dicks Sporting Goods, Inc. * (a)                    6,167        227
Electronics Boutique Holdings Corp. * (a)           2,434        105
Finish Line, Inc.                                   7,749        179
First Cash Financial Services *                     2,713         57
Fred's, Inc., Class A (a)                           8,228        141
GameStop Corp. *                                    7,780        173
Genesco, Inc. *                                     4,548        129
Group 1 Automotive, Inc. *                          4,107        108
Guitar Center, Inc. *                               4,982        273
Hancock Fabrics, Inc. (a)                           5,062         38
Haverty Furniture Companies, Inc.                   4,437         68
Hibbett Sporting Goods, Inc. *                      4,924        148
Hot Topic, Inc. *                                   9,418        206
J. Jill Group, Inc. *                               3,961         54
Jo Ann Stores, Inc. *                               4,072        114
Kenneth Cole Productions, Inc., Class A             1,912         56
Linens'n Things, Inc. *                             9,150        227
Longs Drug Stores Corp. (a)                         6,161        211
Marinemax, Inc. *                                   2,536         79
New York & Co., Inc. *                              2,276         46
Pantry, Inc. * (a)                                  2,519         78
Payless ShoeSource, Inc. *                         13,952        220
Restoration Hardware, Inc. * (a)                    6,297         36
School Specialty, Inc. *                            4,747        186
Sharper Image Corp. * (a)                           2,627         44
Shopko Stores, Inc. * (a)                           6,183        137
Sonic Automative, Inc. (a)                          5,668        129
Sports Authority, Inc. * (a)                        4,672        128
Stein Mart, Inc. *                                  5,374        121
Steven Madden, Ltd. * (a)                           3,407         57
The Dress Barn, Inc. * (a)                          4,712         86
The Men's Wearhouse, Inc. *                         6,381        269
The Yankee Candle, Inc.                            10,126        321
Too, Inc. *                                         7,122        176
Tractor Supply Company *                            6,393        279
Transport World Entertainment Corp. * (a)           5,276         78
Tuesday Morning Corp. *                             5,405        156
United Rentals, Inc. * (a)                          8,776        177
ValueVision Media, Inc., Class A *                  3,912         48
Zale Corp. *                                       10,687        318
                                                              ------
                                                               8,372

SANITARY SERVICES - 0.24%
Casella Waste Systems, Inc., Class A *              4,534         60
Darling International, Inc. *                      15,509         62
Insituform Technologies, Inc., Class A *            5,755         83
Waste Connections, Inc. *                           9,370        326
                                                              ------
                                                                 531

SEMICONDUCTORS - 2.54%
Actel Corp. *                                       5,372         83
Advanced Energy Industries, Inc. *                  4,861         47
American Superconductor Corp. * (a)                 5,347         53
Amis Holdings, Inc. *                               6,455         73
Asyst Technologies, Inc. * (a)                     10,546         51
ATMI, Inc. * (a)                                    6,234        156
Axcelis Technologies, Inc. *                       19,847        145
Cirrus Logic, Inc. *                               17,648         80
Credence Systems Corp. * (a)                       17,687        140
Cymer, Inc. *                                       7,372        197
Diodes, Inc. *                                      1,644         45
DSP Group, Inc. *                                   6,109        157
Emulex Corp. *                                     16,978        320
Entegris, Inc. *                                    8,827         87
ESS Technology, Inc. * (a)                          7,405         39
Exar Corp. *                                        8,236        110
FormFactor, Inc. * (a)                              5,647        128
Genesis Microchip, Inc. * (a)                       6,620         96
Integrated Device Technology, Inc. *               20,967        252
DCYS Corp. *                                        4,104         47
Kopin Corp. *                                      15,382         47
Kulicke & Soffa Industries, Inc. * (a)             10,868         68
Lattice Semiconductor Corp. *                      23,517        126
LTX Corp. * (a)                                    13,182         59
Mattson Technology, Inc. * (a)                      8,412         67
Micrel, Inc. *                                     13,942        129
Microsemi Corp. *                                  12,000        196
Microtune, Inc. *                                  11,037         48
MIPS Technologies, Inc., Class A *                  8,906        102
MKS Instruments, Inc. *                             6,781        108
Monolithic System Technology, Inc. * (a)            5,670         33
Mykrolis Corp. *                                    8,733        125
OmniVision Technologies, Inc. * (a)                11,375        172
ON Semiconductor Corp. * (a)                       25,230        100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    ------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Pericom Semiconductor Corp. *                       6,225     $   53
Photronics, Inc. *                                  6,634        120
Pixelworks, Inc. * (a)                              8,483         69
PLX Technology, Inc. * (a)                          4,698         49
Power Integrations, Inc. *                          5,596        117
Rudolph Technologies, Inc. *                        2,924         44
Semitool, Inc. *                                    4,014         41
Sigmatel, Inc. *                                    5,003        187
Silicon Image, Inc. *                              15,265        154
Siliconix, Inc. *                                   1,130         40
Skyworks Solutions, Inc. *                         30,454        193
Tessera Technologies, Inc. *                        5,111        221
Triquint Semiconductor, Inc. *                     28,463         96
Ultratech, Inc. *                                   4,492         66
Varian Semiconductor Equipment Associates,
 Inc.*                                              7,136        271
Veeco Instruments, Inc. * (a)                       5,475         82
Vitesse Semiconductor Corp. * (a)                  44,880        120
Zoran Corp. *                                       8,862         92
                                                              ------
                                                               5,701

SOFTWARE - 2.80%
Actuate Corp. *                                    12,759         31
Advent Software, Inc. *                             4,963         90
Allscripts Heathcare Solution, Inc. * (a)           5,963         85
Altiris, Inc. * (a)                                 4,346        104
ANSYS, Inc. *                                       6,369        218
Ascential Software Corp. *                         12,280        228
Asialnfo Holdings, Inc. *                           8,132         41
Aspen Technology, Inc. * (a)                        9,367         53
Authentidate Holding Corp. * (a)                    6,873         27
Borland Software Corp. *                           16,894        137
Captaris, Inc. *                                    8,510         34
Carreker Corp. *                                    4,859         27
Catapult Communications Corp. *                     1,569         33
CCC Information Services Group, Inc. * (a)          2,354         54
CIBER, Inc. *                                      10,818         79
Concord Communications, Inc. *                      4,370         44
Concur Technologies, Inc. *                         6,052         49
Covansys Corp. *                                    4,784         71
Dendrite International, Inc. *                      7,530        106
Embarcadero Tech, Inc. *                            5,095         34
Epicor Software Corp. *                             8,649        113
EPIQ Systems, Inc. * (a)                            3,752         49
Equinix, Inc. *                                     2,008         85
Faro Technologies, Inc. *                           2,241         53
Hyperion Solutions Corp. *                          7,904        349
InfoUSA, Inc.                                       6,938         73
Intermediate Telephone, Inc.                        4,258        104
iPass, Inc. *                                       9,852         60
JDA Software Group, Inc. *                          5,909         83
Keane, Inc. *                                      10,556        138
Lawson Software Inc. *                             12,218         72
Macrovision Corp. *                                10,212        233
Magma Design Automation, Inc. * (a)                 5,347         63
Manhattan Associates, Inc. *                        6,300        128
Mantech International Corp. *                       3,629         84
MAPICS, Inc. *                                      5,646         72
MapInfo Corp. *                                     4,820         58
McDATA Corp., Class A * (a)                        24,618         93
Micromuse, Inc. *                                  16,644         75
MicroStrategy, Inc. *                               2,481        135
Midway Games, Inc. * (a)                            9,576         98
Mission Resources Corp. * (a)                       9,283         66
MRO Software, Inc. *                                4,422         62
NMS Communications Corp. *                         10,152         44
Omnicell, Inc. * (a)                                5,123         37
Open Solutions, Inc. * (a)                          2,842         56
Opsware, Inc. * (a)                                12,545         65
Packeteer, Inc. *                                   6,956        107
Palmsource, Inc. * (a)                              3,425         31
Parametric Technology Corp. *                      54,900        307
PDF Solutions, Inc. *                               3,299         46
Plato Learning, Inc. * (a)                          5,996         47
Quality Systems                                       969         41
Scansoft, Inc. * (a)                               17,190         64
Secure Computing Corp. * (a)                        7,678         66
Seebeyond Technology Corp. *                       11,374         36
Serena Software, Inc. * (a)                         5,251        125
SPSS, Inc. *                                        3,531         61
SS&C Technologies, Inc. (a)                         3,043         69
Take-Two Interactive Software, Inc. * (a)           9,030        353
THQ, Inc. *                                         7,819        220
Tradestation Group, Inc. *                          4,779         29
Transaction Systems
 Architects, Inc., Class A *                        7,760        180
Ultimate Software Group, Inc. * (a)                 3,970         63
Verint Systems, Inc. * (a)                          2,429         85
Websense, Inc. *                                    4,723        254
                                                              ------
                                                               6,277

STEEL - 0.86%
Alaska Steel Holding Corp. *                       22,353        247
Allegheny Technologies, Inc.                       19,487        470
Carpenter Technology Corp.                          4,866        289
NS Group, Inc. *                                    3,890        122
Ryerson Tull, Inc. (a)                              4,987         63
Schnitzer Steel Industries, Inc. (a)                4,005        135
Steel Dynamics, Inc. (a)                            7,533        260
Steel Technologies, Inc. (a)                        2,403         58
Texas Industries, Inc.                              4,300        231
Wheeling-Pittsburgh Corp. * (a)                     1,710         53
                                                              ------
                                                               1,928

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.71%
Aeroflex, Inc. *                                   13,759        128

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL      VALUE
                                                  AMOUNT       (000'S)
                                                 ---------    --------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Airspan Networks, Inc. * (a)                        7,200     $     37
Applied Signal Technology, Inc.                     2,182           50
Arris Group, Inc. * (a)                            18,155          125
Aspect Communications Corp. *                       8,622           90
At Road, Inc. * (a)                                 8,004           33
Brightpoint, Inc. *                                 3,872           73
Broadwing Corp. * (a)                              10,425           43
Carrier Access Corp. * (a)                          4,495           27
Commonwealth Telephone
 Enterprises, Inc., (CTE) *                         4,535          214
Commscope, Inc. * (a)                              11,027          165
Comtech Telecommunications Corp. * (a)              2,970          155
CT Communications, Inc.                             5,204           55
Ditech Communications Corp. *                       6,256           78
Fairpoint Communications, Inc.                      4,621           69
Finisar Corp. * (a)                                35,678           45
General Communication, Inc. *                       9,909           90
Golden Telecom, Inc. (a)                            2,970           76
Harmonic, Inc. *                                   14,900          142
InterDigital Communication Corp. * (a)             11,528          177
Intrado, Inc. *                                     4,056           50
Iowa Telecommunications Services, Inc.              4,270           83
J2 Global Communications, Inc. * (a)                3,901          134
KVH Industries, Inc. * (a)                          3,692           34
Mastec, Inc. * (a)                                  5,191           43
MRV Communications, Inc. * (a)                     22,426           72
NETGEAR, Inc. * (a)                                 4,573           69
Network Equipment Technologies, Inc. *              5,598           32
Newport Corp. *                                     8,978          130
Powerwave Technologies, Inc. * (a)                 21,587          167
Premiere Global Services, Inc. * (a)               13,148          149
Price Communications Corp. *                        8,248          144
REMEC, Inc. * (a)                                  12,971           68
SBA Communications Corp. * (a)                      9,822           90
Shenandoah Telecommunications Company               1,900           59
Spectralink Corp.                                   4,082           58
Stratex Networks, Inc. *                           21,686           40
Sure West Communications (a)                        3,486           80
Symmetricom, Inc. *                                 9,418          104
Tekelec * (a)                                      10,245          163
Terayon Communication Systems, Inc. * (a)          14,509           45
Viasat, Inc. *                                      4,394           82
Westell Technologies, Inc., Class A * (a)          10,500           58
                                                              --------
                                                                 3,826

TELEPHONE - 0.20%
Cincinnati Bell, Inc. *                            51,455          219
North Pittsburgh Systems, Inc. (a)                  4,411           87
Primus Telecommunications Group, Inc. * (a)        17,233           27
TALK America Holdings, Inc. * (a)                   6,821           44
Valor Communications Group, Inc.                    4,928           71
                                                              --------
                                                                   448

TIRES & RUBBER - 0.38%
Bandag, Inc.                                        2,437          114
Cooper Tire & Rubber Company                       13,543          249
Goodyear Tire & Rubber Company * (a)               31,323          418
Myers Indiana, Inc.                                 5,583           79
                                                              --------
                                                                   860

TOBACCO - 0.22%
Dimon, Inc. (a)                                    11,760           74
Schweitzer Mauduit International, Inc.              3,232          108
Universal Corp.                                     5,014          230
Vector Group, Ltd. (a)                              5,406           83
                                                              --------
                                                                   495

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
Jakks Pacific, Inc. * (a)                           5,359          115

TRANSPORTATION - 0.89%
Alexander & Baldwin, Inc.                           8,729          360
Heartland Express, Inc.                             9,732          186
Kirby Corp. *                                       4,642          195
Laidlaw International, Inc. *                      20,628          429
Offshore Logistics, Inc. *                          4,248          142
Overseas Shipholding Group, Inc.                    5,443          342
Pacer International, Inc. *                         6,110          146
RailAmerica, Inc. * (a)                             8,172          102
SCS Transportation, Inc. *                          3,455           64
U. S. Xpress Enterprises, Inc., Class A *           1,581           26
                                                              --------
                                                                 1,992

TRAVEL SERVICES - 0.08%
Ambassadors Group, Inc.                             2,197           73
Navigant International, Inc. * (a)                  3,487           48
Pegasus Solutions, Inc. * (a)                       5,426           64
                                                              --------
                                                                   185

TRUCKING & FREIGHT - 1.08%
Arkansas Best Corp.                                 4,628          175
EGL, Inc. *                                         7,465          170
Forward Air Corp.                                   4,672          199
Hub Group, Inc., Class A *                          1,559           98
Knight Transportation, Inc.                         7,800          192
Landstar Systems, Inc. *                           12,397          406
Old Dominion Freight Lines, Inc. *                  3,792          118
Overnite Corp.                                      5,958          191
Quality Distribution, Inc. *                        2,501           27
Swift Transportation, Inc. *                        9,376          208
USF Corp.                                           5,783          279
Wabash National Corp. (a)                           6,433          157
Werner Enterprises, Inc.                           10,061          195
                                                              --------
                                                                 2,415
                                                              --------
TOTAL COMMON STOCKS (Cost $188,618)                           $220,601
                                                              --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL     VALUE
                                              AMOUNT      (000'S)
                                            -----------  -----------
CORPORATE BONDS - 0.03%
METAL & METAL PRODUCTS - 0.03%
Mueller Industries, Inc.
   6.00% due 11/01/2014                     $    56,000  $        54
                                                         -----------
TOTAL CORPORATE BONDS (Cost $55)                         $        54
                                                         -----------
SHORT TERM INVESTMENTS - 26.85%
Lehman Brothers Holdings, Inc.
   2.85% due 04/01/2005                     $ 2,300,000  $     2,300
State Street Navigator Securities Lending
   Prime Portfolio (c)                       56,924,233       56,924
United States Treasury Bills
  zero coupon due 04/28/2005                  1,000,000          999
                                                         -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $60,223)                                           $    60,223
                                                         -----------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
  Corp. dated 03/31/2005 at 2.40% to be
  repurchased at $65,004 on 04/01/2005,
  collateralized by $50,000 U.S. Treasury
  Bonds, 8.75% due 05/15/2017 (valued
  at $70,250, including interest) (c)       $    65,000  $        65
                                                         -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $65)                                               $        65
                                                         -----------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
   (COST $248,962) - 125.27%                             $   280,943
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (25.27)%                                                (56,671)
                                                         -----------
 TOTAL NET ASSETS - 100.00%                              $   224,272
                                                         ===========

MID CAP INDEX TRUST

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS - 98.13%

AEROSPACE - 0.30%
Alliant Techsystems, Inc. *                         8,914     $   637
Sequa Corp., Class A * (a)                          1,977         102
                                                              -------
                                                                  739

AIR TRAVEL - 0.32%
Airtran Holdings, Inc. * (a)                       20,214         183
Alaska Air Group, Inc. * (a)                        6,076         179
JetBlue Airways Corp. * (a)                        23,128         440
                                                              -------
                                                                  802

APPAREL & TEXTILES - 0.69%
Mohawk Industries, Inc. *                          14,020       1,182
Timberland Company, Class A *                       7,303         518
                                                              -------
                                                                1,700

AUTO PARTS - 1.29%
Arvinmeritor, Inc.                                 16,515         255
BorgWarner, Inc.                                   13,245         645
Federal Signal Corp. (a)                           11,348         172
Gentex Corp. (a)                                   18,363         586
Lear Corp.                                         15,829         702
Modine Manufacturing Company (a)                    7,629         224
O'Reilly Automotive, Inc. *                        12,414         615
                                                              -------
                                                                3,199

AUTO SERVICES - 0.38%
ADESA, Inc.                                        21,614         505
Copart, Inc. * (a)                                 18,909         445
                                                              -------
                                                                  950

BANKING - 5.66%
Associated Banc-Corp.                              30,525         953
Astoria Financial Corp.                            24,217         613
Bank of Hawaii Corp.                               12,606         571
City National Corp.                                10,669         745
Colonial Bancgroup, Inc.                           34,318         704
Commerce Bancorp, Inc. (a)                         37,413       1,215
Cullen Frost Bankers, Inc.                         11,504         519
FirstMerit Corp.                                   19,837         531
Greater Bay Bancorp (a)                            12,024         294
Hibernia Corp., Class A                            36,584       1,171
Independence Community Bank Corp.                  18,522         722
Investors Financial Services Corp. (a)             15,685         767
Mercantile Bankshares Corp.                        18,672         950
New York Community Bancorp, Inc. (a)               57,519       1,045
Silicon Valley Bancshares * (a)                     8,518         375
TCP Financial Corp.                                29,929         813
Washington Federal, Inc.                           20,428         476
Webster Financial Corp.                            12,678         576
Westamerica Bancorporation                          7,890         408
Wilmington Trust Corp.                             15,882         557
                                                              -------
                                                               14,005

BIOTECHNOLOGY - 1.47%
Cephalon, Inc. * (a)                               13,680         640
Charles River Laboratories
 International, Inc. *                             15,588         733
Invitrogen Corp. *                                 12,163         842
Martek Biosciences Corp. * (a)                      7,318         426
Millennium Pharmaceuticals, Inc. *                 72,315         609
Protein Design Labs, Inc. * (a)                    24,819         397
                                                              -------
                                                                3,647

BROADCASTING - 0.66%
Belo Corp., Class A                                25,318         611
Emmis Communications Corp., Class A *              12,088         232
Entercom Communications Corp. *                    10,409         370
Westwood One, Inc. *                               20,827         424
                                                              -------
                                                                1,637

BUILDING MATERIALS & CONSTRUCTION - 0.31%
Dycom Industries, Inc. * (a)                       11,475         264
RPM International, Inc.                            27,632         505
                                                              -------
                                                                  769

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 5.32%
Acxiom Corp.                                       20,219     $   423
Alliance Data Systems Corp. *                      15,584         630
Banta Corp.                                         5,878         252
Brinks Company                                     13,380         463
Cadence Design Systems, Inc. *                     63,743         953
Catalina Marketing Corp. (a)                       11,595         300
Ceridian Corp. *                                   35,181         600
Certegy, Inc.                                      14,711         509
ChoicePoint, Inc. *                                20,918         839
CSG Systems International, Inc. *                  12,045         196
Deluxe Corp.                                       11,843         472
DST Systems, Inc. * (a)                            17,854         824
Dun & Bradstreet Corp. *                           16,277       1,000
Fair Isaac Corp.                                   15,870         547
Gartner Group, Inc., Class A * (a)                 20,114         192
Harte-Hanks, Inc.                                  16,899         466
Jacobs Engineering Group, Inc. *                   13,409         696
Kelly Services, Inc., Class A                       6,448         186
Korn/Ferry International * (a)                      8,194         156
Manpower, Inc.                                     21,196         922
MPS Group, Inc. *                                  24,180         254
Reynolds & Reynolds Company, Class A               13,708         371
Rollins, Inc. (a)                                  11,604         216
Sotheby's Holdings, Inc., Class A *                11,227         190
The BISYS Group, Inc. *                            28,485         447
The Titan Corp. *                                  19,974         363
Valassis Communications, Inc. *                    12,089         423
Wind River Systems, Inc. *                         18,387         277
                                                              -------
                                                               13,167

CELLULAR COMMUNICATIONS - 0.52%
RF Micro Devices, Inc. *                           44,217         231
Telephone & Data Systems, Inc.                     12,876       1,051
                                                              -------
                                                                1,282

CHEMICALS - 2.92%
Airgas, Inc.                                       16,527         395
Albemarle Corp.                                    10,822         394
Cabot Corp.                                        14,828         496
Cabot Microelectronics Corp. * (a)                  5,828         183
Crompton Corp. (a)                                 27,061         395
Cytec Industries, Inc.                             10,159         551
Ferro Corp.                                         9,880         186
FMC Corp. *                                         8,697         465
Lubrizol Corp.                                     15,875         645
Lyondell Chemical Company                          51,271       1,431
Minerals Technologies, Inc. (a)                     4,839         318
Olin Corp. (a)                                     16,725         373
Techne Corp. *                                      9,058         364
The Scotts Company, Class A *                       6,510         457
Valspar Corp. (a)                                  12,139         565
                                                              -------
                                                                7,218

COAL - 0.78%
Arch Coal, Inc. (a)                                14,789         636
Peabody Energy Corp.                               27,726       1,285
                                                              -------
                                                                1,921

COLLEGES & UNIVERSITIES - 0.80%
Career Education Corp. *                           24,168         828
Corinthian Colleges, Inc. * (a)                    21,396         336
DeVry, Inc. *                                      15,265         289
ITT Educational Services, Inc. *                   10,831         525
                                                              -------
                                                                1,978

COMPUTERS & BUSINESS EQUIPMENT - 3.22%
3Com Corp. *                                       89,689         319
CDW Corp.                                          17,440         989
Cognizant Technology Solutions Corp.,
 Class A *                                         31,351       1,448
Diebold, Inc.                                      16,907         927
GTECH Holdings Corp.                               27,304         642
Henry, Jack & Associates, Inc.                     19,131         344
National Instruments Corp. (a)                     15,707         425
Plexus Corp. *                                     10,212         118
Sandisk Corp. *                                    38,412       1,068
Storage Technology Corp. *                         25,127         774
Sybase, Inc. *                                     22,428         414
Tech Data Corp. *                                  13,754         510
                                                              -------
                                                                7,978

CONSTRUCTION MATERIALS - 0.46%
Granite Construction, Inc. (a)                      8,732         229
Martin Marietta Materials, Inc.                    11,121         622
Trinity Industries, Inc. (a)                       10,033         283
                                                              -------
                                                                1,134

CONTAINERS & GLASS - 0.56%
Longview Fibre Company                             12,043         226
Packaging Corp. of America                         19,999         486
Sonoco Products Company                            23,339         673
                                                              -------
                                                                1,385

CRUDE PETROLEUM & NATURAL GAS - 2.18%
Helmerich & Payne, Inc.                            11,967         475
Newfield Exploration Company *                     14,879       1,105
Patterson-UTI Energy, Inc.                         39,766         995
Pioneer Natural Resources Company (a)              34,150       1,459
Plains Exploration & Production Company *          18,179         634
Pogo Producing Company                             14,997         739
                                                              -------
                                                                5,407

DOMESTIC OIL - 1.42%
Forest Oil Corp. * (a)                             13,003         526
Murphy Oil Corp.                                   20,610       2,035
Noble Energy, Inc. (a)                             13,922         947
                                                              -------
                                                                3,508

DRUGS & HEALTH CARE - 0.43%
Hillenbrand Industries, Inc.                       13,856         769

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL     VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Perrigo Company                                    16,030     $  307
                                                              ------
                                                               1,076

EDUCATIONAL SERVICES - 0.38%
Education Management Corp. *                       16,061        449
Laureate Education, Inc. * (a)                     11,624        497
                                                              ------
                                                                 946

ELECTRICAL EQUIPMENT - 0.56%
AMETEK, Inc.                                       16,281        655
Hubbell, Inc., Class B                             14,495        741
                                                              ------
                                                               1,396

ELECTRICAL UTILITIES - 3.80%
Alliant Corp.                                      27,395        734
Black Hills Corp. (a)                               7,656        253
DPL, Inc.                                          29,828        746
Duquesne Light Holdings, Inc. (a)                  18,127        325
Great Plains Energy, Inc. (a)                      17,552        537
Hawaiian Electric Industries, Inc. (a)             19,031        486
IDACORP, Inc.                                       9,954        282
Northeast Utilities                                30,272        583
NSTAR                                              12,562        682
OGE Energy Corp.                                   21,216        572
Pepco Holdings, Inc.                               44,310        930
PNM Resources, Inc. (a)                            15,057        402
Puget Energy, Inc.                                 23,553        519
Quanta Services, Inc. * (a)                        22,941        175
Sierra Pacific Resources * (a)                     27,689        298
Westar Energy, Inc.                                20,250        438
Wisconsin Energy Corp.                             27,584        979
WPS Resources Corp. (a)                             8,885        470
                                                              ------
                                                               9,411

ELECTRONICS - 2.89%
Amphenol Corp., Class A                            20,864        773
Arrow Electronics, Inc. *                          27,318        692
Avnet, Inc. *                                      28,442        524
Harman International Industries, Inc.              15,180      1,343
Imation Corp.                                       8,013        278
Kemet Corp. *                                      20,405        158
Mentor Graphics Corp. * (a)                        17,998        247
Synopsys, Inc. *                                   34,220        619
Teleflex, Inc.                                      9,078        465
Thomas & Betts Corp. *                             14,048        454
Varian, Inc. *                                      8,284        314
Vishay Intertechnology, Inc. *                     39,165        487
Zebra Technologies Corp., Class A *                16,948        805
                                                              ------
                                                               7,159

ENERGY - 1.18%
Energy East Corp.                                  34,640        908
Hanover Compressor Company * (a)                   18,418        222
MDU Resources Group, Inc.                          27,892        770
SCANA Corp.                                        26,623      1,018
                                                              ------
                                                               2,918

FINANCIAL SERVICES - 3.31%
A.G. Edwards, Inc.                                 17,929        803
Americredit Corp. *                                35,821        840
Eaton Vance Corp.                                  31,403        736
IndyMac Bancorp, Inc.                              14,658        498
Jeffries Group, Inc.                               12,133        457
LaBranche & Company, Inc. * (a)                    13,449        125
Legg Mason, Inc.                                   25,639      2,003
Leucadia National Corp.                            22,322        767
Moneygram International, Inc.                      20,217        382
Raymond James Financial, Inc.                      15,660        475
SEI Investment Company                             19,818        717
Waddell & Reed Financial, Inc., Class A            19,494        385
                                                              ------
                                                               8,188

FOOD & BEVERAGES - 2.91%
Bob Evans Farms, Inc.                               8,338        196
Constellation Brands, Inc., Class A *              24,272      1,283
Dean Foods Company *                               35,140      1,205
Hormel Foods Corp.                                 24,748        770
PepsiAmericas, Inc.                                24,977        566
Sensient Technologies Corp.                        11,102        240
Smithfield Foods, Inc. *                           23,619        745
The J.M. Smucker Company (a)                       13,780        693
Tootsie Roll Industries, Inc.                      10,030        301
Tyson Foods, Inc., Class A                         71,602      1,194
                                                              ------
                                                               7,193

FOREST PRODUCTS - 0.24%
Rayonier, Inc.                                     11,835        586

FURNITURE & FIXTURES - 0.11%
Furniture Brands International, Inc.               12,516        273

GAS & PIPELINE UTILITIES - 2.22%
AGL Resources, Inc.                                18,145        634
Aquila, Inc. * (a)                                 57,007        218
Equitable Resources, Inc.                          14,393        827
National Fuel Gas Company (a)                      18,444        527
ONEOK, Inc.                                        24,570        757
Questar Corp.                                      19,972      1,183
Vectren Corp.                                      17,939        478
Western Gas Resources, Inc.                        15,218        524
WGL Holdings, Inc.                                 11,481        356
                                                              ------
                                                               5,504

HEALTHCARE PRODUCTS - 3.39%
Beckman Coulter, Inc.                              14,595        970
Cytyc Corp. *                                      26,745        615
DENTSPLY International, Inc.                       17,884        973
Edwards Lifesciences Corp. *                       14,049        607
Gen-Probe, Inc. *                                  11,748        523
Henry Schein, Inc. *                               20,417        732
INAMED Corp. *                                      8,447        590
Patterson Companies, Inc. * (a)                    32,397      1,618
STERIS Corp. *                                     16,339        413
Varian Medical Systems, Inc. *                     31,492      1,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL    VALUE
                                                  AMOUNT      (000'S)
                                                 ---------    -------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
VISX, Inc. *                                       11,801     $   277
                                                              -------
                                                                8,398

HEALTHCARE SERVICES - 2.96%
Apria Healthcare Group, Inc. *                     11,428         367
Covance, Inc. *                                    14,805         705
Coventry Health Care, Inc. *                       25,046       1,707
Health Net, Inc. *                                 26,180         856
Lincare Holdings, Inc. *                           23,661       1,046
Omnicare, Inc.                                     24,563         871
PacifiCare Health Systems, Inc. *                  20,435       1,163
Renal Care Group, Inc. *                           15,992         607
                                                              -------
                                                                7,322

HOMEBUILDERS - 2.58%
D.R. Horton, Inc.                                  69,123       2,021
Hovnanian Enterprises, Inc., Class A *             11,408         582
Lennar Corp., Class A                              34,022       1,928
Ryland Group, Inc. (a)                             11,210         695
Toll Brothers, Inc. * (a)                          14,570       1,149
                                                              -------
                                                                6,375

HOTELS & RESTAURANTS - 2.83%
Applebee's International, Inc.                     19,117         527
Boyd Gaming Corp.                                  15,617         815
Brinker International, Inc. *                      20,810         754
Caesars Entertainment, Inc. *                      73,991       1,464
CBRL Group, Inc.                                   11,204         463
Krispy Kreme Doughnuts, Inc. * (a)                 14,561         111
Mandalay Resort Group *                            15,923       1,122
Outback Steakhouse, Inc.                           16,002         733
Ruby Tuesday, Inc. (a)                             15,122         367
The Cheesecake Factory, Inc. *                     18,341         650
                                                              -------
                                                                7,006

HOUSEHOLD PRODUCTS - 0.83%
Blyth, Inc.                                         8,294         264
Church & Dwight, Inc. (a)                          14,944         530
Energizer Holdings, Inc. * (a)                     16,673         997
Tupperware Corp.                                   13,300         271
                                                              -------
                                                                2,062

INDUSTRIAL MACHINERY - 1.83%
AGCO Corp. * (a)                                   21,292         388
Cooper Cameron Corp. *                             12,739         729
Donaldson Company, Inc.                            18,111         585
Flowserve Corp. *                                  13,033         337
FMC Technologies, Inc. *                           16,125         535
Graco, Inc.                                        16,265         656
Grant Prideco, Inc. *                              29,134         704
Kennametal, Inc.                                    8,843         420
Tecumseh Products Company, Class A                  4,357         173
                                                              -------
                                                                4,527

INDUSTRIALS - 0.75%
Crane Company                                      13,059         376
Fastenal Company (a)                               16,102         891
Harsco Corp.                                        9,786         583
                                                              -------
                                                                1,850

INSURANCE - 5.02%
Allmerica Financial Corp. *                        12,584         452
American Financial Group, Inc.                     13,760         424
Amerus Group Company (a)                            9,299         439
Arthur J. Gallagher & Company (a)                  21,722         626
Brown & Brown, Inc.                                14,675         676
Everest Re Group, Ltd.                             13,233       1,126
Fidelity National Financial, Inc.                  41,136       1,355
First American Corp.                               19,230         634
HCC Insurance Holdings, Inc.                       16,023         579
Horace Mann Educators Corp.                        10,094         179
Ohio Casualty Corp. *                              14,724         338
Old Republic International Corp.                   42,993       1,001
Protective Life Corp.                              16,373         644
Radian Group, Inc.                                 20,855         996
Stancorp Financial Group, Inc.                      6,706         569
The PMI Group, Inc.                                22,182         843
Unitrin, Inc.                                      13,639         619
W.R. Berkley Corp.                                 18,678         927
                                                              -------
                                                               12,427

INTERNATIONAL OIL - 0.76%
Weatherford International, Ltd. *                  32,577       1,888

INTERNET SERVICE PROVIDER - 0.12%
Avocent Corp. *                                    11,748         301

INTERNET SOFTWARE - 1.25%
Checkfree Corp. *                                  19,792         807
F5 Networks, Inc. *                                 8,646         437
Macromedia, Inc. *                                 17,354         581
McAfee, Inc. *                                     37,772         852
Retek, Inc. *                                      13,205         148
RSA Security, Inc. *                               16,398         260
                                                              -------
                                                                3,085

LEISURE TIME - 0.32%
Callaway Golf Company (a)                          16,729         214
International Speedway Corp., Class A              10,425         566
                                                              -------
                                                                  780

MANUFACTURING - 1.29%
Carlisle Companies, Inc.                            7,321         511
Lancaster Colony Corp.                              7,239         308
Nordson Corp. (a)                                   7,735         285
Pentair, Inc.                                      23,880         931
SPX Corp.                                          17,716         767
York International Corp.                            9,797         384
                                                              -------
                                                                3,186

MEDICAL-HOSPITALS - 1.19%
Community Health Systems, Inc. *                   15,712         549
Lifepoint Hospitals, Inc. * (a)                     8,491         372
Triad Hospitals, Inc. *                            18,532         928

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL       VALUE
                                                   AMOUNT        (000'S)
                                                  ---------     ---------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Universal Health Services, Inc., Class B             13,755     $     721
VCA Antech, Inc. *                                   17,993           364
                                                                ---------
                                                                    2,934
METAL & Metal Products - 0.48%
Precision Castparts Corp.                            15,578         1,200

MOBILE HOMES - 0.13%
Thor Industries, Inc.                                10,861           325

NEWSPAPERS - 0.78%
Lee Enterprises, Inc.                                10,697           464
Washington Post Company, Class B                      1,628         1,456
                                                                ---------
                                                                    1,920
OFFICE FURNISHINGS & SUPPLIES - 0.42%
Herman Miller, Inc.                                  16,482           496
HNI Corp.                                            12,212           549
                                                                ---------
                                                                    1,045
PAPER - 0.38%
Bowater, Inc.                                        13,122           494
P.H. Glatfelter Company (a)                           8,797           130
Potlatch Corp.                                        6,827           321
                                                                ---------
                                                                      945
PETROLEUM SERVICES - 1.70%
ENSCO International, Inc.                            35,660         1,343
Pride International, Inc. *                          29,879           742
Smith International, Inc.                            25,003         1,568
Tidewater, Inc.                                      14,297           556
                                                                ---------
                                                                    4,209
PHARMACEUTICALS - 1.80%
Barr Pharmaceuticals, Inc. *                         21,779         1,063
Ivax Corp. *                                         52,025         1,029
Par Pharmaceutical Companies, Inc. *                  7,988           267
Sepracor, Inc. *                                     24,778         1,423
Valeant Pharmaceuticals International                21,557           485
Vertex Pharmaceuticals, Inc. *                       18,936           177
                                                                ---------
                                                                    4,444
POLLUTION CONTROL - 0.64%
Republic Services, Inc.                              33,173         1,111
Stericycle, Inc. *                                   10,577           467
                                                                ---------
                                                                    1,578
PUBLISHING - 0.60%
American Greetings Corp., Class A (a)                16,264           415
Media General, Inc., Class A                          5,647           349
Readers Digest Association, Inc., Class A            23,477           406
Scholastic Corp. *                                    8,776           324
                                                                ---------
                                                                    1,494
RAILROADS & Equipment - 0.16%
GATX Corp.                                           11,658           387

REAL ESTATE - 2.44%
AMB Property Corp., REIT                             19,789           748
Developers Diversified Realty Corp., REIT            25,422         1,011
Highwoods Properties, Inc., REIT                     12,666           340
Hospitality Properties Trust, REIT                   14,895           601
Liberty Property Trust, REIT                         20,317           793
Mack-California Realty Corp., REIT                   13,329           565
New Plan Realty Trust, Inc., REIT (a)                24,288           610
United Dominion Realty Trust, Inc., REIT             32,309           674
Weingarten Realty Investors, REIT                    19,921           687
                                                                ---------
                                                                    6,029
RETAIL GROCERY - 0.72%
Ruddick Corp.                                        10,556           244
Whole Foods Market, Inc.                             15,157         1,548
                                                                ---------
                                                                    1,792
RETAIL TRADE - 7.58%
99 Cents Only Stores * (a)                           13,930           183
Abercrombie & Fitch Company, Class A                 20,549         1,176
Advance Auto Parts, Inc. *                           17,338           875
Aeropostale, Inc. *                                  13,126           430
American Eagle Outfitters, Inc.                      31,285           924
AnnTaylor Stores Corp. *                             16,639           426
Barnes & Noble, Inc. *                               14,957           516
BJ's Wholesale Club, Inc. *                          16,385           509
Borders Group, Inc.                                  17,704           471
CarMax, Inc. *                                       24,575           774
Chico's FAS, Inc. *                                  42,111         1,190
Claire's Stores, Inc.                                23,337           538
Dollar Tree Stores, Inc. *                           26,631           765
Foot Locker, Inc.                                    36,762         1,077
Michael's Stores, Inc.                               31,780         1,154
Pacific Sunwear of California, Inc. *                17,504           490
Payless ShoeSource, Inc. * (a)                       16,056           253
PETsMART, Inc.                                       34,400           989
Pier 1 Imports, Inc. (a)                             20,361           371
Regis Corp.                                          10,544           432
Rent-A-Center, Inc. *                                16,532           451
Ross Stores, Inc.                                    34,611         1,009
Saks, Inc. *                                         32,947           595
The Neiman Marcus Group, Inc., Class A (a)           11,540         1,056
United Rentals, Inc. * (a)                           17,070           345
Urban Outfitters, Inc. *                             15,341           736
Williams-Sonoma, Inc. *                              27,602         1,014
                                                                ---------
                                                                   18,749
SANITARY SERVICES - 0.22%
Aqua America, Inc.                                   21,988           536

SEMICONDUCTORS - 2.82%
Atmel Corp. *                                       105,801           312
Credence Systems Corp. *                             21,556           171
Cree, Inc. * (a)                                     18,043           392
Cypress Semiconductor Corp. * (a)                    30,297           382
Fairchild Semiconductor International, Inc. *        28,225           433
Integrated Circuit Systems, Inc. *                   16,566           317
Integrated Device Technology, Inc. *                 24,790           298

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
International Rectifier Corp. *                      15,960     $     726
Intersil Corp., Class A                              35,492           615
Lam Research Corp. *                                 32,930           950
Lattice Semiconductor Corp. *                        26,744           144
LTX Corp. * (a)                                      14,423            64
Micrel, Inc. *                                       18,687           172
Microchip Technology, Inc.                           48,867         1,271
Semtech Corp. *                                      17,463           312
Silicon Laboratories, Inc. *                         10,675           317
Triquint Semiconductor, Inc. *                       32,431           110
                                                                ---------
                                                                    6,986
SOFTWARE - 0.72%
Activision, Inc. *                                   44,744           662
Advent Software, Inc. *                               6,688           122
Ascential Software Corp. *                           13,853           257
Keane, Inc. * (a)                                    13,162           171
Macrovision Corp. *                                  11,725           267
McDATA Corp., Class A * (a)                          28,069           106
Transaction Systems
 Architects, Inc., Class A *                          8,433           195
                                                                ---------
                                                                    1,780
STEEL - 0.29%
Steel Dynamics, Inc. (a)                             10,516           362
Worthington Industries, Inc.                         18,847           364
                                                                ---------
                                                                      726
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.77%
ADTRAN, Inc.                                         16,151           285
Commscope, Inc. * (a)                                12,053           180
Newport Corp. *                                      10,114           147
Plantronics, Inc.                                    11,568           441
Polycom, Inc. *                                      23,138           392
Powerwave Technologies, Inc. * (a)                   23,489           182
UTStarcom, Inc. * (a)                                24,520           268
                                                                ---------
                                                                    1,895
TELEPHONE - 0.51%
Cincinnati Bell, Inc. *                              57,831           246
Harris Corp.                                         31,390         1,025
                                                                ---------
                                                                    1,271
TIRES & Rubber - 0.07%
Bandag, Inc. (a)                                      3,670           172

TOBACCO - 0.11%
Universal Corp.                                       6,041           277

TRANSPORTATION - 1.61%
Alexander & Baldwin, Inc.                            10,250           422
C.H. Robinson Worldwide, Inc.                        20,117         1,037
Expeditors International of Washington, Inc.         25,127         1,345
Overseas Shipholding Group, Inc.                      8,184           515
Yellow Roadway Corp. *                               11,455           671
                                                                ---------
                                                                    3,990

TRUCKING & FREIGHT - 0.77%
CNF, Inc.                                            12,184           570
J.B. Hunt Transport Services, Inc.                   16,228           710
Swift Transportation, Inc. * (a)                     14,623           324
Werner Enterprises, Inc.                             14,939           290
                                                                ---------
                                                                    1,894
                                                                ---------
TOTAL COMMON STOCKS (Cost $204,346)                             $ 242,861

SHORT TERM INVESTMENTS - 13.54%
Lehman Brothers Holdings, Inc.
  zero coupon due 04/01/2005                    $ 2,700,000     $   2,700
State Street Navigator Securities Lending
  Prime Portfolio (c)                            29,414,658        29,415
United States Treasury Bills
  zero coupon due 04/28/2005 ****                 1,400,000         1,397
                                                                ---------
TOTAL SHORT TERM INVESTMENTS
(Cost $33,512)                                                  $  33,512
                                                                ---------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at 2.40% to
 be repurchased at $73,005 on
 04/01/2005, collateralized by
 $75,000 U.S. Treasury Notes, 2.50%
 due 05/31/2006 (valued at $74,719,
 including interest)                            $    73,000     $      73
                                                                ---------
TOTAL REPURCHASE AGREEMENTS
(Cost $73)                                                      $      73
                                                                ---------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
 (COST $237,931) - 111.70%                                      $ 276,446
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.70)%                  (28,966)
                                                                ---------
TOTAL NET ASSETS - 100.00%                                      $ 247,480
                                                                =========

TOTAL STOCK MARKET INDEX TRUST

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS - 97.86%

ADVERTISING - 0.26%
aQuantive, Inc. * (a)                                   964     $      11
DoubleClick, Inc. * (a)                               2,044            16
FindWhat.com * (a)                                      509             5
Getty Images, Inc. * (a)                                845            60
Greenfield Online, Inc. * (a)                           367             7
Lamar Advertising Company *                           1,507            61
Marchex, Inc. * (a)                                     536            10
Monster Worldwide, Inc. *                             1,642            46
Omnicom Group, Inc.                                   2,665           236
The Interpublic Group of Companies, Inc. *            6,085            75
ValueClick, Inc. * (a)                                1,256            13
Ventiv Health, Inc. * (a)                               399             9
                                                                ---------
                                                                      549

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

AEROSPACE - 1.77%
AAR Corp. *                                             569     $       8
Alliant Techsystems, Inc. *                             499            36
Armor Holdings, Inc. *                                  472            18
Aviall, Inc. *                                          501            14
BE Aerospace, Inc. * (a)                                849            10
Boeing Company                                       11,896           695
Curtiss Wright Corp.                                    318            18
DRS Technologies, Inc. *                                384            16
Ducommun, Inc. *                                        258             5
EDO Corp.                                               280             8
Esterline Technologies Corp. *                          366            13
GenCorp, Inc. * (a)                                     806            16
General Dynamics Corp.                                2,823           302
Goodrich Corp.                                        1,684            64
HEICO Corp., Class A                                    497             8
Honeywell International, Inc.                        12,165           453
Innovative Solutions & Support, Inc. * (a)              195             6
Integral Systems, Inc. (a)                              246             6
Lockheed Martin Corp.                                 6,323           386
Moog, Inc., Class A *                                   383            17
MTC Technologies, Inc. * (a)                            259             8
Northrop Grumman Corp.                                5,042           272
Orbital Sciences Corp., Class A * (a)                   841             8
Raytheon Company                                      6,413           248
Rockwell Collins, Inc.                                2,527           120
Sequa Corp., Class A * (a)                              168             9
Teledyne Technologies, Inc. *                           496            16
Textron, Inc.                                         1,969           147
Triumph Group, Inc. *                                   272            11
United Defense Industries, Inc.                         745            55
United Industrial Corp. (a)                             203             6
United Technologies Corp.                             7,296           742
Woodward Governor Company                               177            13
                                                                ---------
                                                                    3,754
AGRICULTURE - 0.35%
Alico, Inc. *                                           133             7
Archer-Daniels-Midland Company                        9,307           229
Bunge, Ltd.                                           1,541            83
Delta & Pine Land Company                               591            16
Fresh Del Monte Produce, Inc. (a)                       798            24
Maui Land & Pineapple, Inc. * (a)                       166             7
Monsanto Company                                      3,815           246
Mosaic Company *                                      5,436            93
Omega Protein Corp. * (a)                               755             5
Tejon Ranch Company * (a)                               243            11
The Andersons, Inc.                                     172             5
Zapata, Corp. *                                          82             6
                                                                ---------
                                                                      732

AIR FREIGHT - 0.00%
ExpressJet Holdings, Inc. *                             774             9

AIR TRAVEL - 0.13%
Airtran Holdings, Inc. * (a)                          1,274            12
Alaska Air Group, Inc. * (a)                            377            11
Continental Airlines, Inc., Class B * (a)             1,032            12
Delta Air Lines, Inc. * (a)                           2,196             9
Frontier Airlines, Inc. * (a)                           645             7
Hawaiian Holdings, Inc. *                               636             4
JetBlue Airways Corp. * (a)                           1,418            27
Mair Holdings, Inc. *                                   593             5
Mesa Air Group, Inc. * (a)                              635             4
Northwest Airlines Corp., Class A * (a)               1,370             9
Pinnacle Airline Corp. * (a)                            467             5
Republic Airways Holdings, Inc. *                       516             7
SkyWest, Inc.                                           786            15
Southwest Airlines Company                           10,963           156
                                                                ---------
                                                                      283
ALUMINUM - 0.19%
Alcoa, Inc.                                          12,458           379
Aleris International Inc. *                             447            11
Century Aluminum Company *                              484            15
MAXXAM, Inc. *                                          217             6
                                                                ---------
                                                                      411
AMUSEMENT & THEME PARKS - 0.01%
Great Wolf Resorts, Inc. *                              462            12

APPAREL & TEXTILES - 0.64%
Bebe Stores, Inc. (a)                                   854            29
Brown Shoe, Inc.                                        276             9
Carter's, Inc. *                                        420            17
Cherokee, Inc.                                          198             7
Cintas Corp.                                          2,413           100
Coach, Inc. *                                         2,673           151
Columbia Sportswear Company * (a)                       574            30
Cutter & Buck, Inc.                                     337             5
Deckers Outdoor Corp. * (a)                             201             7
DHB Industries, Inc. * (a)                              626             5
Dixie Group, Inc. *                                     278             4
Ellis Perry International, Inc. * (a)                   246             5
G & K Services, Class A                                 297            12
Goodys Family Clothing, Inc.                            628             6
Guess, Inc. *                                           710            10
Hampshire Group Ltd. *                                  136             5
Hartmarx Corp. *                                        691             7
Interface, Inc., Class A * (a)                          965             7
Jones Apparel Group, Inc.                             1,767            59
Joseph A. Bank Clothiers, Inc. * (a)                    210             6
Kellwood Company                                        419            12
K-Swiss, Inc., Class A (a)                              411            14
Liz Claiborne, Inc.                                   1,501            60
Mohawk Industries, Inc. *                               916            77
Movado Group, Inc.                                      446             8
NIKE, Inc., Class B                                   3,753           313
Oakley, Inc. (a)                                      1,067            14
Oshkosh B'Gosh, Inc., Class A                           233             7
Oxford Industries, Inc. (a)                             269            10

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Phillips Van Heusen Corp.                               470     $      12
Polo Ralph Lauren Corp., Class A                      1,416            55
Quiksilver, Inc. *                                      845            24
Reebok International, Ltd.                              822            36
Russell Corp.                                           585            11
Skechers United States of America, Inc.,
 Class A *                                              626            10
Stage Stores, Inc. *                                    254            10
Stride Rite Corp.                                       725            10
The Gymboree Corp. *                                    507             6
Timberland Company, Class A *                           491            35
Unifi, Inc. * (a)                                     1,177             4
Unifirst Corp. (a)                                      155             6
VF Corp.                                              1,550            92
Warnaco Group, Inc. *                                   691            17
Wellman, Inc.                                           537             8
Wolverine World Wide, Inc.                              851            18
                                                                ---------
                                                                    1,350
AUTO PARTS - 0.37%
Aftermarket Technology Corp. *                          415             7
American Axle & Manufacturing Holdings, Inc.            741            18
Arvinmeritor, Inc.                                    1,030            16
AutoZone, Inc. *                                      1,160            99
BorgWarner, Inc.                                        770            37
Commercial Vehicle Group, Inc. *                        320             6
CSK Auto Corp. *                                        727            13
Dana Corp.                                            2,183            28
Delphi Corp. (a)                                      8,328            37
Exide Technologies *                                    436             6
Federal Signal Corp. (a)                                786            12
Gentex Corp. (a)                                      1,124            36
Genuine Parts Company                                 2,436           106
Hayes Lemmerz International, Inc. *                     795             4
Johnson Controls, Inc.                                2,649           148
Keystone Automotive Industries, Inc. * (a)              286             7
Lear Corp.                                              936            41
LKQ Corp. * (a)                                         354             7
Modine Manufacturing Company                            531            16
Noble International, Ltd.                               217             5
O'Reilly Automotive, Inc. *                             774            38
Pep Boys - Manny, Moe & Jack (a)                        874            15
R & B, Inc. *                                           392             5
Standard Motor Products, Inc., Class A (a)              493             6
Superior Industries International, Inc. (a)             421            11
TBC Corp. * (a)                                         345            10
Titan International, Inc.                               333             5
TRW Automotive Holdings Corp. *                       1,438            28
Visteon Corp. *                                       2,083            12
                                                                ---------
                                                                      779
AUTO SERVICES - 0.08%
ADESA, Inc.                                           1,326            31
AutoNation, Inc. *                                    3,752            71
Copart, Inc. *                                        1,306            31
Dollar Thrifty Automotive Group, Inc. *                 361            12
Insurance Auto Auctions, Inc. *                         225             6
Lithia Motors, Inc., Class A (a)                        322             8
Midas, Inc. * (a)                                       301             7
                                                                ---------
                                                                      166
AUTOMOBILES - 0.36%
Americas Car Mart, Inc. *                               167             6
Ford Motor Company                                   25,156           285
General Motors Corp. (a)                              8,024           236
Marine Products Corp.                                   620            10
Monaco Coach Corp. (a)                                  473             8
Monro Muffler Brake, Inc. *                             243             6
PACCAR, Inc.                                          2,469           179
Tenneco Automotive, Inc. *                              665             8
United Auto Group, Inc. (a)                             678            19
                                                                ---------
                                                                      757
BANKING - 6.19%
1st Source Corp. (a)                                    398             8
ABC Bancorp. (a)                                        443             7
Abington Community Bancorp, Inc. *                      460             6
Alabama National BanCorp                                241            15
Amcore Financial, Inc.                                  368            10
Americanwest BanCorp *                                  372             7
AmSouth Bancorp.                                      4,927           128
Anchor BanCorp Wisconsin, Inc. (a)                      350            10
Arrow Financial Corp.                                   295             8
Associated Banc-Corp.                                 1,767            55
Astoria Financial Corp.                               1,534            39
Banc Corp. * (a)                                        570             6
BancFirst Corp.                                         122             8
Bancorpsouth, Inc.                                    1,129            23
BancTrust Financial Group, Inc.                         326             7
Bank Granite Corp. (a)                                  440             8
Bank Mutual Corp.                                     1,156            14
Bank of America Corp.                                57,709         2,545
Bank of Hawaii Corp.                                    713            32
Bank of New York Company, Inc.                       11,076           322
Bank of the Ozarks, Inc.                                259             8
BankAtlantic Bancorp, Inc., Class A                     907            16
BankUnited Financial Corp., Class A                     468            13
Banner Corp.                                            273             7
BB&T Corp.                                            7,837           306
BOK Financial Corp. *                                   827            34
Boston Private Financial Holdings, Inc.                 393             9
Brookline Bancorp, Inc. (a)                           1,010            15
Bryn Mawr Bank Corp. (a)                                388             8
Camden National Corp.                                   240             8
Capital City Bank Group, Inc. (a)                       233             9
Capital Crossing Bank *                                 170             6
Capitol Bancorp, Ltd. (a)                               279             8
Capitol Federal Financial (a)                         1,056            37

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Cardinal Financial Corp. *                              652     $       6
Cascade Bancorp (a)                                     392             8
Cascade Financial Corp. (a)                             396             7
Cathay Bancorp, Inc.                                    734            23
Cavalry BanCorp, Inc. (a)                               282             6
Central Coast Bancorp * (a)                             418             7
Central Pacific Financial Corp.                         424            14
CFS Bancorp, Inc. (a)                                   724            10
Charter Financial Corp.                                 319            11
Chemical Financial Corp. (a)                            414            13
Chittenden Corp.                                        673            18
Citizens & Northern Corp.                               280             8
Citizens Banking Corp.                                  645            19
City Bank Lynwood Washington (a)                        239             8
City National Corp.                                     632            44
Clifton Savings Bancorp, Inc.                           666             7
Coastal Financial Corp. (a)                             436             7
CoBiz, Inc. (a)                                         391             8
Colonial Bancgroup, Inc.                              1,804            37
Columbia Bancorp (a)                                    214             7
Columbia Banking System, Inc.                           352             8
Comerica, Inc.                                        2,367           130
Commerce Bancorp, Inc. (a)                            2,173            71
Commerce Bancshares, Inc. (a)                           912            44
Commercial Federal Corp.                                588            16
Community Bank of Northern Virginia (a)                 280             6
Community Bank Systems, Inc.                            447            10
Community Banks, Inc. (a)                               314             8
Compass Bancshares, Inc.                              1,713            78
Corus Bankshares, Inc.                                  413            20
Cullen Frost Bankers, Inc.                              660            30
CVB Financial Corp.                                     941            17
Digital Insight Corp. *                                 587            10
Dime Community Bancorp, Inc.                            625            10
Doral Financial Corp.                                 1,487            33
Downey Financial Corp.                                  374            23
East West Bancorp, Inc.                                 715            26
Enterprise Financial Services Corp.                     357             7
ESB Financial Corp. (a)                                 593             8
Farmers Capital Bank Corp.                              250             8
FFLC Bancorp, Inc. (a)                                  162             7
Fidelity Bankshares, Inc. (a)                           389             9
Fidelity Southern Corp.                                 396             7
Fifth Third Bancorp (a)                               8,426           362
Financial Institutions, Inc. (a)                        313             6
First Albany Companies, Inc. (a)                        607             6
First BanCorp Puerto Rico (a)                           561            24
First Bancorp (a)                                       324             7
First Charter Corp.                                     466            11
First Citizens Bancshares, Inc.                         150            22
First Commonwealth Financial Corp. (a)                1,159            16
First Community Bancorp                                 225            10
First Defiance Financial Corp.                          313             8
First Financial BanCorp (a)                             649            12
First Horizon National Corp. (a)                      1,642            67
First Indiana Corp. (a)                                 320             8
First Midwest Bancorp, Inc.                             645            21
First Niagara Financial Group, Inc.                   1,766            23
First of Long Island Corp.                              220             9
First Place Financial Corp.                             398             7
First Regional Bancorp *                                 86             5
First Republic Bank                                     320            10
Firstfed Financial Corp. * (a)                          240            12
FirstMerit Corp.                                      1,204            32
Flagstar Bancorp, Inc. (a)                              837            16
Flushing Financial Corp.                                416             8
FNB Corp. of Virginia (a)                               384            10
FNB. Corp. (a)                                          900            17
Foothill Independent Bancorp (a)                        360             9
Franklin Bank Corp. *                                   438             8
Frontier Financial Corp. (a)                            267            10
German American Bancorp (a)                             618            10
Glacier Bancorp, Inc. (a)                               354            11
Gold Banc Corp., Inc.                                   645             9
Golden West Financial Corp.                           4,320           261
Great Southern Bancorp, Inc. (a)                        229             7
Greater Bay Bancorp (a)                                 748            18
Greenhill & Company, Inc. (a)                           473            17
Hancock Holding Company                                 514            17
Hanmi Financial Corp.                                   723            12
Harleysville National Corp. (a)                         428             9
Heritage Commerce Corp. * (a)                           368             7
Hibernia Corp., Class A                               2,169            69
Home Federal Bancorp, Inc. * (a)                        529             6
Horizon Financial Corp.                                 440             8
Hudson City Bancorp, Inc. (a)                         2,665            97
Hudson United Bancorp                                   585            21
Huntington Bancshares, Inc.                           3,170            76
Independence Community Bank Corp.                     1,118            44
Independent Bank Corp. - MA                             290             8
Independent Bank Corp. - MI (a)                         320             9
Integra Bank Corp.                                      414             9
Interchange Financial Services Corp. (a)                448             8
Investors Financial Services Corp. (a)                  948            46
Irwin Financial Corp. (a)                               472            11
KeyCorp                                               5,704           185
K-Fed Bancorp (a)                                       490             6
KNBT Bancorp, Inc.                                      561             9
LSB Bancshares, Inc. (a)                                490             8
M&T Bank Corp.                                        1,631           166
MAF Bancorp, Inc.                                       423            18
Main Street Banks, Inc. (a)                             319             8
MainSource Financial Group, Inc.                        376             8
Marshall & Ilsley Corp.                               3,131           131

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
MASSBANK Corp.                                          262     $      10
MB Financial, Inc.                                      418            16
Mercantile Bankshares Corp.                           1,074            55
Merchants Bancshares, Inc. (a)                          328             9
MetroCorp Bancshares, Inc.                              262             6
Mid-State Bancshares (a)                                379            10
Midwest Banc Holdings, Inc. (a)                         388             8
Nara Bancorp, Inc. (a)                                  421             6
NASB Financial, Inc. (a)                                208             8
National City Corp.                                   9,149           306
National Penn Bancshares, Inc. (a)                      591            15
Netbank, Inc.                                           881             7
New York Community Bancorp, Inc. (a)                  3,791            69
Newalliance Bancshares, Inc. (a)                      1,652            23
North Fork Bancorporation, Inc.                       6,674           185
Northern States Financial Corp. (a)                     316             9
Northern Trust Corp.                                  3,116           135
Northwest Bancorp, Inc.                                 761            16
Old National Bancorp (a)                              1,047            21
Old Second Bancorp, Inc. (a)                            259             8
Oriental Financial Group, Inc. (a)                      358             8
Pacific Capital Bancorp                                 683            20
Park National Corp. (a)                                 196            22
Partners Trust Financial Group, Inc. (a)                902            10
Peapack Gladstone Financial Corp. (a)                   276             7
Pennfed Financial Services, Inc.                        473             7
Pennrock Financial Services Corp. (a)                   189             7
Peoples Bancorp, Inc.                                   276             7
People's Bank Corp. (a)                               1,325            54
PFF Bancorp, Inc. (a)                                   355            10
Placer Sierra Bancshares                                286             7
Popular, Inc.                                         3,665            89
PrivateBankcorp, Inc. (a)                               309            10
Provident Bancorp, Inc. (a)                             769             9
Provident Bankshares Corp.                              510            17
Provident Financial Services                           1,107            19
R & G Financial Corp., Class B (a)                      442            14
Regions Financial Corp.                               6,502           211
Republic Bancorp, Inc., Class A (a)                     307             7
Republic Bancorp, Inc.                                1,121            15
Riggs National Corp. * (a)                              496             9
Royal Bancshares of Pennsylvania                        356             8
S & T Bancorp, Inc. (a)                                 418            15
Sandy Spring Bancorp, Inc. (a)                          275             9
Santander Bancorp (a)                                   644            17
Seacoast Banking Corp. of Florida (a)                   438             9
Security Bank Corp.                                     166             7
Shore Bancshares, Inc.                                  246             8
Signature Bank * (a)                                    446            12
Silicon Valley Bancshares *                             517            23
Simmons First National Corp., Class A (a)               342             8
Sky Financial Group, Inc.                             1,474            40
SNB Bancshares, Inc. *                                  437             5
Sound Federal Bancorp, Inc. (a)                         541             8
South Financial Group, Inc.                             974            30
Southwest BanCorp of Texas, Inc.                      1,010            19
Southwest Bancorp, Inc.                                 292             5
Sovereign Bancorp, Inc.                               5,257           117
State Bancorp, Inc.                                     298             8
State Financial Services Corp.                          300            11
Sterling Bancorp                                        340             8
Sterling Bancshares, Inc.                               688            10
Sterling Financial Corp. (a)                            372            10
Sterling Financial Corp. *                              297            11
Summit Bankshares, Inc. (a)                             421             7
Summit Financial Group, Inc.                            198             5
Sun Bancorp, Inc. of New Jersey *                       330             8
SunTrust Banks, Inc.                                  5,069           365
Susquehanna Bancshares, Inc.                            693            17
TCF Financial Corp.                                   1,901            52
TD Banknorth, Inc. *                                  2,506            78
Texas Capital Bancshares, Inc. * (a)                    406             9
Texas Regional Bancshares, Inc., Class A                706            21
TIB Financial Corp. (a)                                 260             7
Tompkins Trustco, Inc. (a)                              183             8
Trico Bancshares                                        371             8
TrustCo Bank Corp. (a)                                1,361            16
Trustmark Corp.                                         843            24
U.S.B. Holding Company, Inc. (a)                        366             8
UCBH Holdings, Inc.                                     632            25
Umpqua Holdings Corp. (a)                               643            15
UnionBanCal Corp.                                     2,066           127
United Bankshares, Inc.                                 630            21
United Community Banks, Inc. (a)                        584            14
Unizan Financial Corp. (a)                              385            10
US Bancorp                                           26,692           769
Valley National Bancorp (a)                           1,316            34
Virginia Commerce Bancorp, Inc. * (a)                   264             7
W Holding Company, Inc. (a)                           2,323            23
Wachovia Corp.                                       22,696         1,155
Washington Federal, Inc.                              1,155            27
Washington Trust Bancorp, Inc. (a)                      292             8
Webster Financial Corp.                                 698            32
Wells Fargo Company                                  24,144         1,444
Wesbanco, Inc.                                          393            11
Westamerica Bancorporation                              451            23
WFS Financial, Inc. *                                   587            25
Whitney Holding Corp.                                   545            24
Willow Grove Bancorp, Inc.                              481             8
Wilmington Trust Corp.                                  878            31
Wintrust Financial Corp.                                304            14
Yardville National Bancorp (a)                          232             8
Zions BanCorp                                         1,217            84
                                                                ---------
                                                                   13,132

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 1.49%
Aastrom Biosciences, Inc. * (a)                       1,772     $       4
Affymetrix, Inc. * (a)                                  882            38
Amgen, Inc. *                                        18,163         1,057
Applera Corp. - Celera Genomics Group *               1,187            12
Applera Corp. -Applied Biosystems Group               2,881            57
Arena Pharmaceuticals, Inc. *                           875             4
Biogen Idec, Inc. *                                   4,864           168
Bio-Rad Laboratories, Inc., Class A *                   387            19
Bioveris Corp. *                                        775             4
Cancervax Corp. * (a)                                   685             5
Cell Therapeutics, Inc. * (a)                         1,100             4
Cephalon, Inc. * (a)                                    812            38
Charles River Laboratories
 International, Inc. *                                  910            43
Chiron Corp. *                                        2,698            95
Cytokinetics, Inc. * (a)                                601             4
Digene Corp. * (a)                                      358             7
Discovery Laboratories, Inc. * (a)                      922             5
Exelixis, Inc. *                                      1,273             9
Genentech, Inc. *                                    15,028           851
Genitope Corp. * (a)                                    440             5
Genzyme Corp. *                                       3,258           186
Geron Corp. * (a)                                       820             5
GTx, Inc. * (a)                                         509             5
Human Genome Sciences, Inc. *                         2,013            19
ICOS Corp. * (a)                                        963            22
Integra LifeSciences Holdings Corp. * (a)               440            15
Intermune, Inc. * (a)                                   572             6
Invitrogen Corp. *                                      754            52
Lexicon Genetics, Inc. * (a)                          1,201             6
Martek Biosciences Corp. * (a)                          455            26
Medarex, Inc. * (a)                                   1,347            10
Medlmmune, Inc. *                                     3,570            85
MGI Pharma, Inc. *                                    1,060            27
Millennium Pharmaceuticals, Inc. *                    4,500            38
Millipore Corp. *                                       706            31
Molecular Devices Corp. * (a)                           320             6
Momenta Pharmaceuticals, Inc. * (a)                     600             5
Myogen, Inc. * (e)                                      688             5
Myriad Genetics, Inc. * (a)                             481             9
Nabi Biopharmaceuticals *                               992            12
Nektar Therapeutics *                                 1,292            18
Neurocrine Biosciences, Inc. * (a)                      544            21
Orchid BioSciences, Inc. *                              424             5
PRA International *                                     371            10
Progenics Pharmaceuticals, Inc. *                       309             5
Progress Software Corp. *                               568            15
Protein Design Labs, Inc. * (a)                       1,404            22
Regeneration Technologies, Inc. * (a)                   541             6
Serologicals Corp. * (a)                                498            12
StemCells, Inc. *                                     1,087             3
Tanox, Inc. * (a)                                       785             8
Telik, Inc. * (a)                                       825            12
Tercica, Inc. *                                         636             5
Transkaryotic Therapies, Inc. * (a)                     543            14
Trimeris, Inc. * (a)                                    460             5
Virologic, Inc. *                                     2,394             6
                                                                ---------
                                                                    3,166
BROADCASTING - 1.57%
Belo Corp., Class A                                   1,634            39
Citadel Broadcasting Corp. * (a)                      1,930            27
Clear Channel Communications, Inc.                    8,413           290
Cox Radio, Inc., Class A *                              646            11
Crown Media Holdings, Inc., Class A * (a)             1,613            15
Cumulus Media, Inc., Class A * (a)                      889            13
Emmis Communications Corp., Class A *                   840            16
Entercom Communications Corp. *                         817            29
Entravision Communications Corp., Class A *           1,999            18
Gray Television, Inc.                                   777            11
Hearst Argyle Television, Inc.                          726            19
Journal Communications, Inc.                          1,274            21
Liberty Media Corp., Series A *                      41,789           433
Liberty Media Intional, Inc. *                        2,500           109
Mediacom Communications Corp., Class A * (a)          1,911            12
News Corp.                                           55,049           931
Radio One, Inc., Class A *                            1,616            24
Regent Communications, Inc. *                         1,083             6
Saga Communications, Inc., Class A *                    388             6
Salem Communications Corp., Class A *                   417             9
Sinclair Broadcast Group, Inc., Class A (a)           1,449            12
Sirius Satellite Radio, Inc. * (a)                   18,212           102
Spanish Broadcasting System, Inc., Class
 A* (a)                                               1,052            11
UnitedGlobalCom, Inc., Class A *                      5,659            54
Univision Communications, Inc., Class A *             4,602           127
Viacom, Inc., Class B                                24,269           845
Westwood One, Inc. *                                  1,396            28
World Wrestling
 Entertainment, Inc., Class A (a)                     1,257            15
XM Satellite Radio
 Holdings, Inc., Class A * (a)                        2,950            93
Young Broadcasting, Inc., Class A *                     550             5
                                                                ---------
                                                                    3,331
BUILDING MATERIALS & Construction - 0.29%
American Standard Companies, Inc.                     3,076           143
Apogee Enterprises, Inc.                                512             7
Beacon Roofing Supply, Inc. *                           434            10
BlueLinx Holdings, Inc.                                 466             6
Dycom Industries, Inc. * (a)                            710            16
Eagle Materials, Inc. (a)                               262            21
ElkCorp                                                 297            12
Griffon Corp. * (a)                                     440             9
Hughes Supply, Inc.                                     932            28
Huttig Building Products, Inc. * (a)                    490             5
Infrasource Services, Inc. * (a)                        655             8

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
Interline Brands, Inc. *                                497     $      10
Lennox International, Inc. (a)                          883            19
Levitt Corp., Class A                                   318             8
LSI Industries, Inc. (a)                                538             6
Masco Corp.                                           6,337           220
NCI Building Systems, Inc. * (a)                        292            11
Perini Corp. *                                          420             6
RPM International, Inc.                               1,652            30
Trex Company, Inc. * (a)                                226            10
WCI Commmunities, Inc. * (a)                            652            20
                                                                ---------
                                                                      605
BUSINESS SERVICES - 2.42%
ABM Industries, Inc.                                    736            14
Activcard Corp. *                                       860             5
Acxiom Corp.                                          1,241            26
Administaff, Inc.                                       448             6
ADVO, Inc.                                              452            17
Affiliated Computer Services, Inc.,                   1,818            97
Class A *
Alliance Data Systems Corp. *                         1,148            46
AMERCO, Inc. *                                          319            15
AMR Corp. * (a)                                       2,391            26
ARAMARK Corp., Class B                                2,637            69
Arbitron, Inc.                                          440            19
Automatic Data Processing, Inc.                       8,416           378
Banta Corp.                                             364            16
BearingPoint, Inc. *                                  2,830            25
Black Box Corp.                                         282            10
Bowne & Company, Inc.                                   592             9
Bright Horizons Family Solutions, Inc. *                380            13
Brinks Company                                          805            28
Cadence Design Systems, Inc. *                        3,892            58
Catalina Marketing Corp. (a)                            757            20
CDI Corp.                                               354             8
Cendant Corp.                                        15,051           309
Central Parking Corp. (a)                               584            10
Ceridian Corp. *                                      2,124            36
Certegy, Inc.                                           898            31
Charles River Associates, Inc. * (a)                    156             8
ChoicePoint, Inc. *                                   1,257            50
Clark, Inc. (a)                                         339             5
Coinstar, Inc. *                                        384             8
Compucredit Corp. *                                     689            18
Computer Sciences Corp. *                             2,674           123
COMSYS IT Partners, Inc. *                              358             5
Convergys Corp. *                                     2,041            30
Corporate Executive Board Company                       547            35
CoStar Group, Inc. *                                    292            11
CSG Systems International, Inc. *                       787            13
Deluxe Corp.                                            680            27
DiamondCluster International, Inc.,                     544             9
Class A *
DST Systems, Inc. *                                   1,172            54
Dun & Bradstreet Corp. *                                974            60
eFunds Corp. *                                          722            16
Electro Rent Corp. *                                    468             6
Electronic Arts, Inc. *                               4,270           221
Electronic Data Systems Corp.                         7,301           151
Ennis Business Forms, Inc.                              458             8
Entrust Technologies, Inc. * (a)                      1,270             5
Equifax, Inc.                                         1,917            59
Euronet Worldwide, Inc. * (a)                           482            14
FactSet Research Systems, Inc. (a)                      690            23
Fair Isaac Corp.                                        950            33
First Data Corp.                                     12,225           481
Fluor Corp.                                           1,183            66
Forrester Research, Inc. *                              437             6
FTI Consulting, Inc. * (a)                              614            13
Gartner Group, Inc., Class A * (a)                    1,745            17
Geo Group, Inc. *                                       190             5
Gevity HR, Inc.                                         433             8
Global Payments, Inc. (a)                               532            34
GSI Commerce, Inc. * (a)                                655             9
Harte-Hanks, Inc.                                     1,202            33
Healthcare Services Group, Inc. (a)                     328             8
Heidrick & Struggles International, Inc. *              290            11
Hewitt Associates, Inc. * (a)                         1,721            46
Hudson Highland Group, Inc. * (a)                       378             6
Huron Consulting Group, Inc. *                          299             6
Infocrossing, Inc. * (a)                                342             5
Informatica Corp. *                                   1,374            11
Insight Enterprises, Inc. *                             754            13
Intervoice Brite, Inc. * (a)                            642             7
Iron Mountain, Inc. *                                 1,840            53
Jackson Hewitt Tax Service, Inc.                        554            12
Jacobs Engineering Group, Inc. *                        792            41
John H. Harland Company (a)                             402            14
Kanbay International, Inc. * (a)                        523            11
Kelly Services, Inc., Class A                           534            15
Kforce.com, Inc. *                                      612             7
Korn/Ferry International * (a)                          584            11
Labor Ready, Inc. * (a)                                 622            12
LECG Corp. *                                            410             8
Manpower, Inc.                                        1,261            55
MAXIMUS, Inc.                                           338            11
McGrath Rentcorp                                        388             9
Moody's Corp.                                         2,094           169
MPS Group, Inc. *                                     1,585            17
Navigant Consulting Company *                           703            19
NCO Group, Inc. *                                       513            10
NCR Corp. *                                           2,655            90
Paxar Corp. *                                           601            13
Paychex, Inc.                                         5,385           177
PDI, Inc. *                                             263             5
Perot Systems Corp., Class A *                        1,700            23

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
PHH Corp. *                                             790     $      17
Pitney Bowes, Inc.                                    3,246           146
Pre-Paid Legal Services, Inc. (a)                       241             8
PRG-Schultz International, Inc. * (a)                 1,170             6
QC Holdings, Inc. * (a)                                 405             6
Quest Software, Inc. *                                1,415            20
R.H. Donnelley Corp. *                                  435            25
R.R. Donnelley & Sons Company                         3,070            97
Rent-Way, Inc. * (a)                                    555             4
Resource America, Inc.                                  271             9
Resources Connection, Inc. * (a)                        696            15
Reynolds & Reynolds Company, Class A                  1,113            30
Robert Half International, Inc.                       2,448            66
Rollins, Inc.                                         1,007            19
Scansource, Inc. *                                      181             9
Seachange International, Inc. * (a)                     471             6
Service Master Company                                4,137            56
SFBC International, Inc. *                              272            10
Sirva, Inc. *                                         1,141             8
Sonicwall, Inc. *                                     1,242             6
Sotheby's Holdings, Inc., Class A *                     947            16
Source Interlink Companies * (a)                        493             5
SOURCECORP, Inc. *                                      290             6
Spherion Corp. *                                      1,037             8
SRA International, Inc., Class A *                      376            23
StarTek, Inc. (a)                                       299             5
SunGuard Data Systems, Inc. *                         4,085           141
SYNNEX Corp. * (a)                                      422             7
Syntel, Inc. (a)                                        667            12
Sypris Solutions, Inc.                                  443             5
TALX Corp.                                              325             6
Teletech Holdings, Inc. * (a)                         1,171            15
TETRA Technologies, Inc. * (a)                          853            11
The BISYS Group, Inc. *                               1,767            28
The Titan Corp. *                                     1,243            23
Total Systems Services, Inc. (a)                      2,814            70
TRC Companies, Inc. * (a)                               332             5
Tyler Technologies, Inc. * (a)                          787             6
Unisys Corp. *                                        4,881            34
URS Corp. *                                             648            19
Valassis Communications, Inc. *                         734            26
VERITAS Software Corp. *                              6,205           144
Viad Corp.                                              360            10
Volt Information Sciences, Inc. *                       264             6
Waste Industries USA                                    466             6
Watson Wyatt & Company Holdings                         471            13
West Corp. *                                            966            31
Wind River Systems, Inc. *                            1,250            19
Wireless Facilities, Inc. * (a)                       1,213             8
Zhone Technologies, Inc. * (a)                        1,902             5
                                                                ---------
                                                                    5,126

CABLE AND TELEVISION - 1.29%
Cablevision Systems New York Group,                   4,122     $     115
Class A *
Charter Communications, Inc., Class A * (a)           4,983             8
Comcast Corp., Class A *                             32,168         1,086
EchoStar Communications Corp., Class A                3,081            90
Insight Communications
 Company, Inc., Class A *                               998            12
Lin TV Corp. *                                          760            13
LodgeNet Entertainment Corp. *                          377             7
The DIRECTV Group, Inc. *                            19,816           286
Time Warner Telecom, Inc., Class A * (a)              2,015             8
Time Warner, Inc. *                                  63,062         1,107
TiVo, Inc. * (a)                                      1,330             7
                                                                ---------
                                                                    2,739
CELLULAR COMMUNICATIONS - 0.60%
Alamosa Holdings, Inc. * (a)                          1,997            23
Dobson Communications Corp., Class A * (a)            2,247             5
EndWave Corp. * (a)                                     216             5
Jamdat Mobile, Inc * (a)                                322             6
Motorola, Inc.                                       33,884           507
Nextel Communications, Inc., Class A *               15,429           438
Nextel Partners, Inc., Class A *                      2,665            59
NII Holdings, Inc., Class B *                           988            57
Novatel Wireless, Inc * (a)                             484             5
RF Micro Devices, Inc. *                              2,776            14
Syniverse Holdings, Inc. *                            1,031            14
Telephone & Data Systems, Inc.                          801            65
UbiquiTel, Inc. * (a)                                 1,484            10
US Unwired, Inc., Class A * (a)                       2,033             9
Western Wireless Corp., Class A *                     1,333            51
                                                                ---------
                                                                    1,268
CHEMICALS - 1.57%
A. Schulman, Inc. (a)                                   481             8
Aceto Corp.                                             580             4
Air Products & Chemicals, Inc.                        3,189           202
Airgas, Inc.                                          1,060            25
Albany Molecular Research, Inc. *                       643             7
Albemarle Corp.                                         647            24
American Vanguard Corp. (a)                             163             7
Arch Chemicals, Inc.                                    371            11
Ashland, Inc.                                           970            65
Cabot Corp.                                             869            29
Cabot Microelectronics Corp. * (a)                      364            11
Calgon Carbon Corp.                                     792             7
Cambrex Corp.                                           436             9
Celanese Corp., Series A * (a)                        2,278            41
Crompton Corp. (a)                                    1,704            25
Cytec Industries, Inc.                                  541            29
Dow Chemical Company                                 13,630           680
E.I. Du Pont De Nemours & Company                    14,208           728
Eastman Chemical Company                              1,096            65
Engelhard Corp.                                       1,727            52
Ferro Corp.                                             675            13

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
FMC Corp. *                                             510     $      27
Georgia Gulf Corp.                                      470            22
Great Lakes Chemical Corp.                              746            24
H.B. Fuller Company                                     462            13
Hercules, Inc. *                                      1,623            24
Huntsman Corp. *                                      3,159            74
Kronos Worldwide, Inc. (a)                              701            30
Landec Corp. *                                          608             4
Lubrizol Corp.                                          918            37
Lyondell Chemical Company                             3,481            97
MacDermid, Inc.                                         473            15
Material Sciences Corp. *                               374             5
Minerals Technologies, Inc.                             282            19
Newmarket Corp. *                                       325             6
Nl Industries, Inc. *                                   742            17
Olin Corp. (a)                                        1,006            22
OM Group, Inc. *                                        405            12
Omnova Solutions, Inc. *                              1,174             6
Polyone Corp. *                                       1,399            12
PPG Industries, Inc.                                  2,405           172
Praxair, Inc.                                         4,590           220
Quaker Chemical Corp.                                   339             7
Rohm & Haas Company                                   3,166           152
Sigma-Aldrich Corp.                                     931            57
Stepan Company                                          331             8
Techne Corp. *                                          606            24
Terra Industries, Inc. * (a)                          1,404            11
Terra Nitrogen Company, LP                              309             8
The Scotts Company, Class A *                           439            31
UAP Holding Corp. *                                     757            12
Valence Technology, Inc. * (a)                        1,651             5
Valhi, Inc. (a)                                       1,737            34
Valspar Corp. (a)                                       698            33
W. R. Grace & Company * (a)                           1,015             9
Westlake Chem Corp.                                     931            30
Zoltek Companies, Inc. * (a)                            342             4
                                                                ---------
                                                                    3,325
COAL - 0.12%
Arch Coal, Inc.                                         877            38
CONSOL Energy, Inc.                                   1,276            60
Foundation Coal Holdings, Inc.                          671            16
James River Coal Company *                              226             9
Massey Energy Company (a)                             1,094            44
Peabody Energy Corp.                                  1,826            84
Penn Virginia Resource Partners LP (a)                  204            10
Westmoreland Coal Company * (a)                         164             4
                                                                ---------
                                                                      265
COLLEGES & UNIVERSITIES - 0.15%
Apollo Group, Inc., Class A *                         2,636           195
Career Education Corp. *                              1,470            51
Corinthian Colleges, Inc. *                           1,332            21
DeVry, Inc. *                                         1,052            20
ITT Educational Services, Inc. *                        645            31
                                                                ---------
                                                                      318
COMMERCIAL SERVICES - 0.03%
Blue Nile, Inc. * (a)                                   278             8
Cenveo, Inc. *                                        1,284             7
Chemed Corp.                                            177            14
Providence Service Corp. *                              220             5
TNS, Inc. * (a)                                         443             8
Vertrue, Inc. * (a)                                     188             7
Wright Express Corp. *                                  611            10
                                                                ---------
                                                                       59
COMPUTERS & BUSINESS EQUIPMENT - 3.47%
3Com Corp. *                                          6,056            22
3D Systems Corp. * (a)                                  254             5
ADE Corp. * (a)                                         271             6
Advanced Digital Information Corp. *                  1,059             9
Agilysys, Inc.                                          515            10
AMX Corp. *                                             224             5
Anteon International Corp. *                            499            19
Apple Computer, Inc. *                               11,688           487
Applied Films Corp. *                                   261             6
Benchmark Electronics, Inc. *                           598            19
Brocade Communications Systems, Inc. * (a)            3,854            23
Brooks Automation, Inc. *                               704            11
CACI International, Inc., Class A *                     418            23
CDW Corp.                                             1,180            67
Cogent, Inc. * (a)                                    1,148            29
Cognizant Technology Solutions Corp.,
 Class A *                                            1,911            88
Cray, Inc. * (a)                                      1,631             4
Dell, Inc. *                                         35,525         1,365
Diebold, Inc.                                           990            54
Digi International, Inc. *                              423             6
Dot Hill Systems Corp. * (a)                            863             5
Echelon Corp. * (a)                                     828             6
Electronics For Imaging, Inc. *                         833            15
EMC Corp. *                                          34,666           427
Enterasys Networks, Inc. *                            3,929             6
Extreme Networks, Inc. *                              1,883            11
Falconstor Software, Inc. * (a)                         885             5
FileNET Corp. *                                         595            14
Foundry Networks, Inc. *                              2,032            20
Gateway, Inc. * (a)                                   5,551            22
General Binding, Corp. *                                303             6
GTECH Holdings Corp.                                  1,662            39
Helix Technology Corp. (a)                              464             7
Henry, Jack & Associates, Inc.                        1,296            23
Hewlett-Packard Company                              41,625           913
Hypercom Corp. *                                      1,027             5
Infocus Corp. *                                         773             4
Ingram Micro, Inc., Class A *                         2,247            37
InPhonic, Inc. *                                        514            12

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Intergraph Corp. * (a)                                  469     $      14
International Business Machines Corp.                23,783         2,173
Iomega Corp. * (a)                                    1,234             5
Ixia*                                                   920            16
Komag Inc. * (a)                                        425             9
Kronos, Inc. *                                          446            23
Lexar Media, Inc. * (a)                               1,401             7
Lexmark International, Inc. *                         1,842           147
Maxtor Corp. *                                        3,683            20
Merge Technologies, Inc. * (a)                          274             5
Micros Systems, Inc. *                                  562            21
Mindspeed Technologies, Inc. * (a)                    2,064             5
Mobility Electronics, Inc. * (a)                        594             4
MTS Systems Corp.                                       311             9
Multi-Fineline Electronix, Inc. * (a)                   377             7
National Instruments Corp.                            1,135            31
Network Appliance, Inc. *                             5,138           142
Oplink Communications, Inc. *                         3,256             5
Overland Storage, Inc. * (a)                            345             5
Palmone, Inc. * (a)                                     717            18
PEC Solutions, Inc. *                                   503             6
Phoenix Technology, Ltd. *                              498             5
Pinnacle Systems, Inc. *                              1,337             7
Plexus Corp. *                                          754             9
Pomeroy Computer Resources, Inc. * (a)                  371             6
Quantum Corp. * (a)                                   2,959             9
Radiant Systems, Inc. *                                 588             6
RadiSys Corp. *                                         353             5
Rimage Corp. *                                          296             6
Sandisk Corp. *                                       2,328            65
Seagate Technology, Inc. *                            6,615           129
SI International, Inc. * (a)                            207             6
Sigma Designs *                                         394             4
Silicon Graphics, Inc. * (a)                          4,688             6
Silicon Storage Technology, Inc. *                    1,622             6
Sonic Solutions * (a)                                   382             6
Standard Microsystems Corp. *                           327             6
Storage Technology Corp. *                            1,598            49
Stratasys, Inc. * (a)                                   189             5
Sun Microsystems, Inc. *                             47,773           193
Sybase, Inc. *                                        1,397            26
Sykes Enterprises, Inc. *                               772             5
Synaptics, Inc. * (a)                                   407             9
Tech Data Corp. *                                       827            31
Trident Microsystems, Inc. * (a)                        367             6
Virage Logic Corp. *                                    377             4
Western Digital Corp. *                               2,995            38
Witness Systems, Inc. *                                 384             7
Xerox Corp. *                                        13,666           207
                                                                ---------
                                                                    7,368

CONSTRUCTION & MINING EQUIPMENT - 0.12%
A.S.V., Inc. * (a)                                      211             8
Astec Industries, Inc. *                                355             8
Buckeye Partners, LP (a)                                513            24
Bucyrus International, Inc., Class A                    299            12
Carbo Ceramics, Inc.                                    232            16
Dril-Quip, Inc. *                                       304             9
Gulf Islands Fabrication, Inc.                          352             8
Kaman Corp., Class A                                    670             8
Layne Christensen Company * (a)                         305             5
National Oilwell, Inc. *                              2,388           112
Parker Drilling Company * (a)                         1,640            10
Rowan Companies, Inc.                                 1,504            45
                                                                ---------
                                                                      265
CONSTRUCTION MATERIALS - 0.24%
Ameron International Corp.                              187             7
Applied Industrial Technologies, Inc.                   429            12
Clarcor, Inc.                                           367            19
Columbus McKinnon Corp. *                               349             5
Comfort Systems USA, Inc. *                             791             6
EMCOR Group, Inc. *                                     210            10
Florida Rock Industries, Inc. (a)                       608            36
Forest City Enterprises, Inc.                           698            44
Granite Construction, Inc.                              634            17
JLG Industries, Inc.                                    730            16
Lafarge Corp.                                           983            57
Martin Marietta Materials, Inc.                         673            37
Regal-Beloit Corp. (a)                                  343            10
Sherwin-Williams Company                              1,961            86
Simpson Manufacturing, Inc.                             684            21
Trinity Industries, Inc. (a)                            692            19
Universal Forest Products, Inc.                         283            11
USG Corp. * (a)                                         631            21
Vulcan Materials Company                              1,422            81
                                                                ---------
                                                                      515
CONTAINERS & GLASS - 0.25%
Ball Corp.                                            1,564            65
Bemis Company, Inc.                                   1,396            44
Graphic Packaging Corp. * (a)                         3,009            13
Greif, Inc., Class A                                    336            23
Interpool, Inc. (a)                                     419             9
Jarden Corp. * (a)                                      397            18
Longview Fibre Company                                  795            15
Mobile Mini, Inc. * (a)                                 224             9
Owens-Illinois, Inc. *                                2,172            55
Packaging Corp. of America                            1,426            35
Pactiv Corp. *                                        2,117            49
Sealed Air Corp. *                                    1,200            62
Silgan Holdings, Inc.                                   272            18
Smurfit-Stone Container Corp. *                       3,626            56
Sonoco Products Company                               1,342            39
West Pharmaceutical Services, Inc.                      461            11
                                                                ---------
                                                                      521

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000'S)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 1.92%
Alberto Culver Company, Class B                       1,274     $      61
Avon Products, Inc.                                   6,738           289
Chattem, Inc. *                                         302            13
Colgate-Palmolive Company                             7,583           395
Elizabeth Arden, Inc. * (a)                             446            10
Estee Lauder Companies, Inc., Class A                 1,882            85
Helen Troy, Ltd. * (a)                                  419            11
Intermediate Parfums, Inc. (a)                          391             6
International Flavors & Fragrances, Inc.              1,312            52
Kimberly-Clark Corp.                                  6,935           456
Nature's Sunshine Products, Inc.                        327             6
Nu Skin Enterprises, Inc., Class A (a)                1,009            23
Parlux Fragrances, Inc. * (a)                           185             4
Playtex Products, Inc. * (a)                          1,019             9
Revlon, Inc., Class A * (a)                           5,805            17
The Gillette Company                                 14,339           724
The Procter & Gamble Company                         36,033         1,910
                                                                ---------
                                                                    4,071
CRUDE PETROLEUM & NATURAL GAS - 2.04%
Amerada Hess Corp.                                    1,274           123
Apache Corp.                                          4,635           284
Burlington Resources, Inc.                            5,624           282
Cabot Oil & Gas Corp., Class A                          469            26
Cascade Natural Gas Corp. (a)                           551            11
Chesapeake Energy Corp.                               3,807            83
ChevronTexaco Corp.                                  30,302         1,767
Cimarex Energy Company * (a)                            572            22
Devon Energy Corp.                                    6,932           331
EOG Resources, Inc.                                   3,370           164
FX Energy, Inc. * (a)                                   603             7
Goodrich Petroleum Corp. * (a)                          372             8
Harvest Natural Resources, Inc. * (a)                   578             7
Helmerich & Payne, Inc.                                 715            28
Hydril*                                                 349            20
Newfield Exploration Company *                          850            63
Occidental Petroleum Corp.                            5,575           397
Parallel Petroleum Corp. *                              753             5
Patina Oil & Gas Corp.                                  992            40
Patterson-UTI Energy, Inc.                            2,398            60
Petroquest Energy, Inc. *                               884             6
Pioneer Natural Resources Company                     2,041            87
Plains Exploration & Production Company *             1,095            38
Pogo Producing Company                                  890            44
Quicksilver Resources, Inc. * (a)                       710            35
Spinnaker Exploration Company *                         490            17
Sunoco, Inc.                                          1,062           110
Swift Energy Company *                                  408            12
TEPPCO Partners, LP (a)                                 906            38
Toreador Resources Corp. *                              256             5
Unit Corp. *                                            657            30
W&T OHOshore, Inc.                                      962            20
XTO Energy, Inc.                                      4,944           162
                                                                ---------
                                                                    4,332
DOMESTIC OIL - 0.62%
Atlas America, Inc. * (a)                               214             8
Berry Petroleum Company, Class A                        321            17
BP Prudhoe Bay Royalty Trust (a)                        290            20
Brigham Exploration Company * (a)                       810             7
Carrizo Oil & Gas, Inc. * (a)                           417             7
Comstock Resources, Inc. *                              501            14
Delta Petroleum Corp. * (a)                             635             9
Denbury Resources, Inc. *                               778            27
Dorchester Minerals LP                                  435            10
Double Eagle Petroleum & Mining Company * (a)           233             5
Encore Aquisition Company *                             474            20
Energy Partners, Ltd. *                                 483            13
EnergySouth, Inc.                                       331             9
Enterprise Products Partners LP (a)                   5,426           139
Exploration Company * (a)                               765             4
Forest Oil Corp. * (a)                                  827            33
Frontier Oil Corp. (a)                                  393            14
Giant Industries, Inc. *                                224             6
Holly Corp. (a)                                         475            18
Houston Exploration Company *                           388            22
KCS Energy, Inc. *                                      720            11
Magnum Hunter Resources, Inc. *                       1,260            20
Marathon Oil Corp.                                    4,938           232
Maverick Tube Corp. * (a)                               612            20
McMoran Exploration Company * (a)                       413             8
Meridian Resource Corp. *                             1,281             7
Murphy Oil Corp.                                      1,304           129
Noble Energy, Inc. (a)                                  806            55
Oil States International, Inc. *                        758            16
Range Resources Corp. (a)                             1,082            25
Remington Oil Gas Corp. *                               389            12
St. Mary Land & Exploration Company (a)                 425            21
Stone Energy Corp. *                                    376            18
Sunoco Logistics Partners LP (a)                        387            16
Syntroleum Corp. * (a)                                  111             9
TETRA Technologies, Inc. *                              327             9
Unocal Corp.                                          3,757           232
Vintage Petroleum, Inc.                                 971            31
Warren Resources, Inc. * (a)                            611             7
Whiting Petroleum Corp. *                               414            17
Williams Clayton Energy, Inc. * (a)                     231             6
World Fuel Services Corp.                               355            11
                                                                ---------
                                                                    1,314
DRUGS & HEALTH CARE - 0.32%
1 800 Contacts * (a)                                    262             5
Abiomed, Inc. * (a)                                     429             5
Alliance Imaging, Inc. * (a)                            768             7
Alpharma, Inc., Class A (a)                             829            10

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000's)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Antigenics, Inc. * (a)                                  843     $       6
Ariad Pharmaceuticals, Inc. * (a)                       962             5
Arrow International, Inc.                               649            22
Beverly Enterprises, Inc. * (a)                       1,610            20
Biomarin Pharmaceutical, Inc. * (a)                   1,256             7
Bone Care International, Inc. * (a)                     319             8
Cell Genesys, Inc. * (a)                                985             4
Closure Medical Corp. * (a)                             262             7
CNS, Inc.                                               342             6
Conmed Corp. *                                          472            14
Conor Medsystems, Inc. *                                529             9
Corixa Corp. * (a)                                    1,335             4
Curagen Corp. * (a)                                   1,150             5
CV Therapeutics, Inc. * (a)                             506            10
Datascope Corp.                                         243             7
Dendreon Corp. * (a)                                  1,006             6
Diversa Corp. * (a)                                     981             5
DOV Pharmaceutical, Inc. * (a)                          411             6
Enzo Biochem, Inc. * (a)                                541             8
Enzon Pharmaceuticals, Inc. * (a)                       720             7
Genencor International, Inc. * (a)                      922            18
Gentiva Health Services, Inc. *                         422             7
Healthextras, Inc. * (a)                                613            10
Hillenbrand Industries, Inc.                            868            48
IDX Systems Corp. *                                     460            16
I-Flow Corp. * (a)                                      378             6
Illumina, Inc. * (a)                                    713             6
ImClone Systems, Inc. * (a)                           1,191            41
Immucor Corp. *                                         657            20
Immunogen, Inc. *                                       842             4
Impax Laboratories, Inc. * (a)                          895            14
Intuitive Surgical, Inc. *                              497            23
Invacare Corp.                                          435            19
Kos Pharmaceuticals, Inc. *                             596            25
K-V Pharmaceutical Company, Class A * (a)               757            18
Landauer, Inc.                                          160             8
Luminex Corp. * (a)                                     699             5
Mannatech, Inc. (a)                                     416             8
Matria Healthcare, Inc. * (a)                           265             8
Maxygen, Inc. *                                         724             6
Medical Action Inc. *                                   281             5
Mentor Corp. (a)                                        621            20
Meridian Bioscience, Inc. (a)                           339             5
Micro Therapeutics, Inc. * (a)                        1,285             5
Molina Healthcare, Inc. *                               406            19
NDCHealth Corp. *                                       620            10
NeoPharm, Inc. * (a)                                    515             4
Neurogen Corp. * (a)                                    750             5
New River Pharmaceuticals, Inc. * (a)                   293             8
Northfield Laboratories, Inc. *                         455             5
Nutraceutical International Corp. * (a)                 324             5
Option Care, Inc. (a)                                   357             7
OraSure Technologies, Inc. * (a)                        871             6
OrthoLogic Corp. *                                      978             5
Parexel International Corp. *                           405            10
Perrigo Company (a)                                   1,078            21
Res-Care, Inc. *                                        481             6
Seattle Genetics, Inc. * (a)                            970             5
Third Wave Technologies, Inc. *                         906             5
Vital Signs, Inc.                                       214             9
Zila, Inc. * (a)                                      1,248             5
Zymogenetics, Inc. * (a)                                897            14
                                                                ---------
                                                                      687
EDUCATIONAL SERVICES - 0.07%
eCollege.com * (a)                                      431             6
Educate, Inc. *                                         701            10
Education Management Corp. *                          1,046            29
Laureate Education, Inc. *                              694            30
Leapfrog Enterprises, Inc., Class A * (a)               971            11
Learning Tree International, Inc. * (a)                 369             5
Renaissance Learning, Inc. (a)                          531             9
Strayer Education, Inc.                                 207            23
Universal Technical Institute, Inc. *                   428            16
                                                                ---------
                                                                      139
ELECTRICAL EQUIPMENT - 3.14%
A.O. Smith Corp. (a)                                    458            13
Aaon, Inc. * (a)                                        384             6
American Power Conversion Corp.                       2,908            76
American Science & Engineering, Inc. *                  137             6
AMETEK, Inc.                                            954            38
Anaren, Inc. *                                          437             5
Anixter International, Inc. *                           517            19
Artesyn Technologies, Inc. * (a)                        674             6
Audiovox Corp., Class A * (a)                           435             6
AVX Corp.                                             2,594            32
Baldor Electric Company (a)                             521            14
BEI Technologies, Inc.                                  261             6
C & D Technologies, Inc.                                502             5
Cohu, Inc. (a)                                          385             6
Cooper Industries, Ltd., Class A                      2,057           147
Dupont Photomasks, Inc. * (a)                           271             7
Emerson Electric Company                              5,991           389
Encore Wire Corp. * (a)                                 524             5
Excel Technology, Inc. *                                267             7
General Cable Corp. * (a)                               671             8
General Electric Company                            151,171         5,451
Genlyte Group, Inc. *                                   200            18
Global Power Equipment Group, Inc. *                    846             8
Hubbell, Inc., Class B                                  849            43
Littelfuse, Inc. *                                      352            10
Methode Electronics, Inc., Class A                      638             8
Metrologic Instruments, Inc. * (a)                      363             8
Molex, Inc.                                           2,734            72
Penn Engineering & Manufacturing Corp.                  392             7

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000's)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Plug Power, Inc. * (a)                                1,284     $       9
Powell Industries, Inc. * (a)                           330             6
Power-One, Inc. *                                     1,420             7
Preformed Line Products Company                         161             5
Rayovac Corp. *                                         712            30
Sirf Technology Holdings, Inc. * (a)                    714             8
Symbol Technologies, Inc.                             3,468            50
Tektronix, Inc.                                       1,315            32
Ultralife Batteries, Inc. * (a)                         285             5
Universal Electronics, Inc. *                           371             6
Vicor Corp.                                             690             7
W.H. Brady Company, Class A                             705            23
Watsco, Inc.                                            344            15
Wesco International, Inc. *                             677            19
Wilson Greatbatch Technologies, Inc. *                  406             8
                                                                ---------
                                                                    6,656
ELECTRICAL UTILITIES - 2.46%
Allegheny Energy, Inc. * (a)                          1,987            41
Allete, Inc.                                            447            19
Alliant Corp.                                         1,655            44
Ameren Corp.                                          2,725           134
American Electric Power Company, Inc.                 5,646           192
Avista Corp.                                            815            14
Black Hills Corp.                                       491            16
Calpine Corp. * (a)                                   7,952            22
CenterPoint Energy, Inc.                              4,453            54
Central Vermont Public Service Corp.                    380             9
CH Energy Group, Inc. (a)                               307            14
Cinergy Corp.                                         2,596           105
Cleco Corp.                                             787            17
CMS Energy Corp. * (a)                                2,785            36
Connecticut Water Service, Inc.                         416            10
Consolidated Edison, Inc.                             3,438           145
Constellation Energy Group, Inc.                      2,494           129
Dominion Resources, Inc.                              4,835           360
DPL, Inc.                                             1,836            46
DTE Energy Company                                    2,385           109
Duke Energy Corp.                                    13,432           376
Duquesne Light Holdings, Inc. (a)                     1,171            21
Edison International                                  4,645           161
El Paso Electric Company *                              680            13
Empire District Electric Company (a)                    449            11
Entergy Corp.                                         3,201           226
Exelon Corp.                                          9,460           434
FirstEnergy Corp.                                     4,664           196
FPL Group, Inc.                                       5,222           210
Great Plains Energy, Inc. (a)                         1,062            33
Green Mountain Power Corp.                              281             8
Hawaiian Electric Industries, Inc. (a)                1,152            29
IDACORP, Inc.                                           635            18
MGE Energy, Inc.                                        327            11
Northeast Utilities                                   1,835            35
NRG Energy, Inc. *                                    1,438            49
NSTAR                                                   731            40
OGE Energy Corp.                                      1,229            33
Otter Tail Corp.                                        417            10
Pepco Holdings, Inc.                                  2,623            55
PG&E Corp.                                            5,636           192
Pinnacle West Capital Corp.                           1,235            53
PNM Resources, Inc.                                     885            24
PPL Corp.                                             2,670           144
Public Service Enterprise Group, Inc.                 3,395           185
Puget Energy, Inc.                                    1,414            31
Quanta Services, Inc. * (a)                           1,883            14
Reliant Energy, Inc. *                                4,347            50
Sierra Pacific Resources * (a)                        1,807            19
TECO Energy, Inc. (a)                                 2,909            46
The AES Corp. *                                       9,344           153
The Southern Company                                 10,596           337
TXU Corp.                                             4,157           331
UIL Holding Corp.                                       222            11
Unisource Energy Corp.                                  518            16
Unitil Corp.                                            352             9
Westar Energy, Inc.                                   1,263            27
Wisconsin Energy Corp.                                1,610            57
WPS Resources Corp. (a)                                 510            27
                                                                ---------
                                                                    5,211
ELECTRONICS - 0.77%
Adaptec, Inc. *                                       1,839             9
Adobe Systems, Inc.                                   3,401           228
Agilent Technologies, Inc. *                          6,971           155
Amphenol Corp., Class A                               1,245            46
Analogic Corp.                                          224            10
Ansoft Corp. *                                          222             6
Arrow Electronics, Inc. *                             1,575            40
August Technology Corp. *                               361             4
Avnet, Inc. *                                         1,707            31
Bel Fuse, Inc., Class B                                 212             6
Belden CDT, Inc.                                        723            16
Bell Microproducts, Inc. * (a)                          562             4
Checkpoint Systems, Inc. *                              569            10
CTS Corp. (a)                                           628             8
Cubic Corp. (a)                                         460             9
Daktronics, Inc. *                                      330             7
Digital Theater Systems, Inc. * (a)                     295             5
Dolby Laboratories, Inc. *                            1,505            35
Electro Scientific Industries, Inc. *                   423             8
Enersys *                                               727            10
Engineered Support Systems, Inc.                        383            21
FEI Company * (a)                                       524            12
FLIR Systems, Inc. *                                    969            29
Franklin Electric, Inc. (a)                             345            13
Harman International Industries, Inc.                   937            83
Hutchinson Technology, Inc. * (a)                       398            14

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL        VALUE
                                                  AMOUNT         (000's)
                                                -----------     ---------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Identix, Inc. * (a)                                   1,438      $      7
II-VI, Inc. *                                           438             8
Imation Corp.                                           521            18
Integrated Silicon Solution, Inc. * (a)                 730             5
Intermagnetics General Corp. * (a)                      426            10
Itron, Inc. * (a)                                       328            10
Jabil Circuit, Inc. *                                 2,880            82
Keithley Instruments, Inc. (a)                          339             5
Kemet Corp. * (a)                                     1,438            11
L-3 Communications Holdings, Inc.                     1,616           115
LeCroy Corp. *                                          251             4
LoJack Corp. * (a)                                      347             5
Measurement Specialties, Inc. * (a)                     245             6
Medis Technologies, Ltd. * (a)                          445             6
Mentor Graphics Corp. * (a)                           1,141            16
Mercury Computer Systems, Inc. *                        321             9
Merix Corp. * (a)                                       450             5
OSI Systems, Inc. * (a)                                 306             5
Park Electrochemical Corp.                              357             7
Photon Dynamics, Inc. * (a)                             295             6
Portalplayer, Inc. * (a)                                344             8
Rogers Corp. *                                          267            11
Sanmina-SCI Corp. *                                   7,613            40
SBS Technologies, Inc. *                                398             4
Solectron Corp. *                                    13,920            48
Stoneridge, Inc. *                                      462             6
Supertex, Inc. *                                        283             5
Sycamore Networks, Inc. *                             4,372            16
Synopsys, Inc. *                                      2,130            39
Taser International, Inc. * (a)                         887            11
Technitrol, Inc.                                        659            10
Teleflex, Inc. (a)                                      555            28
Thermo Electron Corp. *                               2,338            59
Thomas & Betts Corp. *                                  856            28
Trimble Navigation, Ltd. *                              745            25
TTM Technologies, Inc. * (a)                            684             7
Universal Display Corp. * (a)                           650             5
Varian, Inc. *                                          514            19
Verisity, Ltd. *                                        426             5
Vishay Intertechnology, Inc. *                        2,320            29
Woodhead Industries, Inc.                               414             6
X-Rite, Inc.                                            427             6
Zebra Technologies Corp., Class A *                   1,025            49
Zygo Corp. * (a)                                        379             5
                                                                ---------
                                                                    1,628
ENERGY - 0.32%
Energen Corp.                                           493            33
Energy East Corp.                                     2,051            54
Evergreen Solar, Inc. *                               1,023             7
Fuelcell Energy, Inc. * (a)                             781             8
Hanover Compressor Company * (a)                      1,307            16
Headwaters, Inc. * (a)                                  590            19
KFx, Inc. * (a)                                         919            12
MDU Resources Group, Inc.                             1,632            45
New Jersey Resources Corp.                              380            17
Ormat Technologies, Inc. (a)                            542             8
Progress Energy, Inc.                                 3,466           145
Quantum Fuel Systems Technologies
 Worldwide, Inc. * (a)                                1,036             5
SCANA Corp.                                           1,537            59
Sempra Energy                                         3,239           129
Southwestern Energy Company *                           514            29
Xcel Energy, Inc.                                     5,761            99
                                                                ---------
                                                                      685
FINANCIAL SERVICES - 7.00%
A.G. Edwards, Inc.                                    1,095            49
Accredited Home Lenders Holding Company * (a)           309            11
Ace Cash Express, Inc. *                                251             6
Advance America Cash Advance Centers, Inc.            1,253            19
Advanta Corp., Class A                                  509            11
Affiliated Managers Group, Inc. * (a)                   409            25
Alliance Capital Management Holding, LP (a)           1,136            54
Americredit Corp. *                                   2,256            53
Ameritrade Holding Corp. *                            6,107            62
Asset Acceptance Capital Corp. *                        572            11
Asta Funding, Inc. (a)                                  244             5
Bay View Capital Corp.                                  587             9
Bear Stearns Companies, Inc.                          1,447           145
Blackrock, Inc., Class A                                257            19
Calamos Asset Management, Inc.                          360            10
Capital One Financial Corp.                           3,474           260
Capitalsource Inc. * (a)                              1,696            39
Charles Schwab Corp.                                 19,623           206
Charter Municipal Mortgage Acceptance
  Company, SBI                                          867            19
Cheviot Financial Corp.                                 580             7
Chicago Merchantile Exchange                            471            91
CIT Group, Inc.                                       3,018           115
Citigroup, Inc.                                      74,182         3,334
City Holding Company (a)                                286             8
Cohen & Steers, Inc. (a)                                571             9
Collegiate Funding Services * (a)                       509             8
Commercial Capital Bancorp, Inc.                        805            16
Countrywide Financial Corp.                           8,031           261
Credit Acceptance Corp. * (a)                           586            12
Cross Timbers Royalty Trust                             199             8
Danielson Holding, Corp. * (a)                        1,127            19
Delphi Financial Group, Inc.                            452            19
Dollar Financial Corp. *                                371             4
E Loan, Inc. *                                        1,380             4
E*TRADE Financial Corp. *                             5,289            64
Eaton Vance Corp.                                     1,889            44
Encore Capital Group, Inc. * (a)                        377             6
EuroBancshares, Inc. * (a)                              404             7

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                              AMOUNT       (000's)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Federal Home Loan Mortgage Corp.                 9,829    $      621
Federal National Mortgage Association           13,833           753
Federated Investors, Inc., Class B               1,477            42
Financial Federal Corp. (a)                        258             9
First Marblehead Corp. * (a)                       929            53
Fiserv, Inc. *                                   2,755           110
Franklin Resources, Inc.                         3,558           244
Friedman, Billings, Ramsey Group, Inc. (a)       2,042            32
Fulton Financial Corp.                           1,756            38
Gabelli Asset Management, Inc., Class A (a)        463            21
GFI Group, Inc. * (a)                              431            12
H & R Block, Inc.                                2,386           121
Harbor Florida Bancshares, Inc.                    324            11
Hugoton Royalty Trust SBI (a)                      569            17
IndyMac Bancorp, Inc.                              807            27
Instinet Group, Inc. *                           5,041            30
Interactive Data Corp. *                         1,362            28
International Bancshares Corp.                     707            25
International Securities Exchange Inc. *           500            13
Investment Technology Group, Inc. *                652            11
Ipayment, Inc. *                                   248            10
iStar Financial, Inc.                            1,511            62
ITLA Capital Corp. *                               125             6
J.P. Morgan Chase & Company                     50,945         1,763
Janus Capital Group, Inc.                        3,444            48
Jeffries Group, Inc.                               810            31
Kearny Financial Corp. *                         1,049            12
Knight Trading Group, Inc. *                     1,799            17
LaBranche & Company, Inc. * (a)                    981             9
Legg Mason, Inc.                                 1,493           117
Lehman Brothers Holdings, Inc.                   3,933           370
Leucadia National Corp. (a)                      1,532            53
MarketAxess Holdings, Inc. * (a)                   451             5
Marlin Business Services Corp. * (a)               272             6
MBNA Corp.                                      18,260           448
Mellon Financial Corp.                           5,986           171
Merrill Lynch & Company, Inc.                   13,260           751
Metris Companies, Inc. * (a)                       893            10
Moneygram International, Inc.                    1,295            24
Morgan Stanley                                  15,549           890
Nasdaq Stock Market, Inc. *                      1,228            13
National Financial Partners Corp.                  494            20
National Health Realty, Inc., REIT                 469             9
NBT Bancorp, Inc.                                  508            11
Nelnet, Inc., Class A * (a)                        790            25
Nuveen Investments, Inc., Class A                1,325            46
Ocwen Financial Corp. * (a)                      1,107             9
optionsXpress Holdings Inc. *                      925            15
Piper Jaffray Companies, Inc. *                    306            11
PNC Financial Services Group                     3,963           204
Portfolio Recovery Associates, Inc. * (a)          240             8
Providian Financial Corp. *                      4,182            72
Raymond James Financial, Inc.                    1,038            31
Sanders Morris Haris Group, Inc. (a)               404             7
Saxon Capital, Inc. *                              767            13
SEI Investment Company                           1,473            53
SLM Corp.                                        6,123           305
State Street Corp. (c)                           4,769           209
Stifel Financial Corp. * (a)                       261             6
Student Loan Corp.                                 286            60
SWS Group, Inc.                                    368             6
Synovus Financial Corp.                          4,343           121
T. Rowe Price Group, Inc.                        1,820           108
Tarragon Realty Investments, Inc. * (a)            372             8
The Goldman Sachs Group, Inc.                    6,888           758
Thornburg Mortgage Asset Corp. (a)               1,140            32
Triad Guaranty, Inc. *                             234            12
UMB Financial Corp.                                313            18
United Community Financial Corp. (a)               758             8
United Panam Financial Corp. * (a)                 307             6
Waddell & Reed Financial, Inc., Class A          1,212            24
Washington Mutual, Inc.                         12,386           489
Wesco Financial Corp.                               97            37
Westcorp, Inc. (a)                                 703            30
World Acceptance Corp. *                           308             8
                                                          ----------
                                                              14,862
FOOD & BEVERAGES - 3.17%
American Italian Pasta Company, Class A (a)        307             8
Bob Evans Farms, Inc.                              567            13
Buffalo Wild Wings, Inc. * (a)                     157             6
Campbell Soup Company                            5,847           170
Checkers Drive In Restaurants *                    370             5
Chiquita Brands International, Inc.                645            17
Coca-Cola Bottling Company                         180             9
Coca-Cola Enterprises, Inc.                      6,712           138
ConAgra Foods, Inc.                              7,521           203
Constellation Brands, Inc., Class A *            1,506            80
Corn Products International, Inc.                1,056            27
Cosi, Inc. * (a)                                   706             5
Dean Foods Company *                             2,091            72
Del Monte Foods Company *                        3,022            33
Domino's Pizza, Inc. (a)                         1,016            19
Farmer Brothers Company                            315             7
Fisher Communications, Inc. * (a)                  150             8
Flowers Foods, Inc.                                667            19
General Mills, Inc.                              5,389           265
Gold Kist, Inc. *                                  747            12
H.J. Heinz Company                               4,962           183
Hain Celestial Group, Inc. *                       569            11
Hansen Natural Corp. * (a)                         165            10
Hershey Foods Corp.                              3,491           211
Hormel Foods Corp.                               1,935            60
J & J Snack Foods Corp.                            174             8
John B. Sanfilippo & Son, Inc. *                   235             6

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                              AMOUNT       (000's)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Kellogg Company                                  5,787    $      250
Kraft Foods, Inc., Class A                      24,379           806
Lance, Inc.                                        536             9
M & F Worldwide Corp. *                            430             6
McCormick & Company, Inc.                        1,912            66
National Beverage Corp. *                          795             6
Nuco2, Inc. * (a)                                  271             7
Peets Coffee & Tea, Inc. * (a)                     267             7
PepsiAmericas, Inc.                              1,956            44
PepsiCo, Inc.                                   24,072         1,276
Performance Food Group Company *                   696            19
Pilgrims Pride Corp. (a)                           952            34
Ralcorp Holdings, Inc.                             414            20
Sanderson Farms, Inc.                              306            13
Sara Lee Corp.                                  11,269           250
Seabord Corp. (a)                                   19            20
Sensient Technologies Corp.                        722            16
Smithfield Foods, Inc. *                         1,575            50
Spartan Stores, Inc. *                             432             5
Starbucks Corp. *                                5,684           294
Texas Roadhouse, Inc. * (a)                        513            14
The Coca-Cola Company                           34,607         1,442
The J.M. Smucker Company                           797            40
The Pepsi Bottling Group, Inc.                   3,539            99
The Steak & Shake Company *                        460             9
Tootsie Roll Industries, Inc.                      807            24
Tyson Foods, Inc., Class A                       5,033            84
USANA Health Sciences, Inc. * (a)                  285            13
William Wrigley Jr. Company                      3,176           208
                                                          ----------
                                                               6,736
FOREST PRODUCTS - 0.13%
Caraustar Industries, Inc. *                       532             7
Deltic Timber Corp.                                220             9
Rayonier, Inc. (a)                                 665            33
Weyerhaeuser Company                             3,360           230
                                                          ----------
                                                                 279
FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. *                           711             9
Service Corp. International                      4,999            37
Stewart Enterprises, Inc., Class A               1,659            10
                                                          ----------
                                                                  56
FURNITURE & FIXTURES - 0.09%
American Woodmark Corp.                            263            10
Ethan Allen Interiors, Inc. (a)                    491            16
Furniture Brands International, Inc.               785            17
Kimball International, Inc., Class B               842            12
La-Z-Boy, Inc. (a)                                 827            11
Leggett & Platt, Inc.                            2,689            78
Stanley Furniture Company, Inc.                    143             7
Steelcase, Inc. (a)                              2,199            30
                                                          ----------
                                                                 181
GAS & PIPELINE UTILITIES - 0.66%
AGL Resources, Inc.                              1,017            36
Aquila, Inc. * (a)                               3,775            14
Atmos Energy Corp.                               1,001            27
Bill Barrett Corp. *                               608            18
California Water Service Group                     306            10
Chesapeake Utilities Corp. (a)                     452            12
Copano Energy, LLC                                 239             7
Crosstex Energy, Inc.                              218            10
Crosstex Energy, LP (a)                            375            13
Dynegy, Inc., Class A * (a)                      5,745            22
El Paso Corp.                                    8,904            94
Equitable Resources, Inc.                          819            47
Global Industries, Ltd. *                        1,797            17
Holly Energy Partners, LP (a)                      278            10
Inergy LP (a)                                      345            11
Keneb Services LLC (a)                             192             8
KeySpan Corp.                                    2,207            86
Kinder Morgan Management LLC *                     780            32
Kinder Morgan, Inc.                              1,747           132
Magellan Midstream Partners LP                     408            25
Markwest Energy Partners LP (a)                    156             7
Markwest Hydrocarbon, Inc. (a)                     292             6
Middlesex Water Company (a)                        529            10
National Fuel Gas Company (a)                    1,134            32
Nicor, Inc. (a)                                    586            22
NiSource, Inc.                                   3,792            86
Northwest Natural Gas Company                      430            16
ONEOK, Inc.                                      1,417            44
Pacific Energy Partners LP (a)                     334            10
Peoples Energy Corp.                               476            20
Piedmont Natural Gas, Inc. (a)                   1,052            24
Questar Corp.                                    1,181            70
Semco Energy, Inc. *                             1,128             7
Southern Union Company *                         1,494            38
Southwest Gas Corp.                                598            14
Southwest Water Company (a)                        645             7
TC Pipelines, LP (a)                               281            10
Transmontaigne, Inc. *                             779             6
UGI Corp.                                          699            32
Ultra Petroleum Corp. *                          1,047            53
Valero, LP (a)                                     187            11
Vectren Corp.                                    1,072            29
Western Gas Resources, Inc.                      1,065            37
WGL Holdings, Inc.                                 688            21
Williams Companies, Inc.                         8,006           151
                                                          ----------
                                                               1,394
GOLD - 0.01%
Meridian Gold, Inc. * (a)                        1,401            24
Royal Gold, Inc. (a)                               405             7
                                                          ----------
                                                                  31
HEALTHCARE PRODUCTS - 3.43%
Adeza Biomedical Corp. *                           333             4

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                              AMOUNT       (000's)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Advanced Medical Optics, Inc. * (a)                517    $       19
Advanced Neuromodulation Systems, Inc.* (a)        326             9
Align Technology, Inc. * (a)                     1,033             6
American Medical Systems Holdings, Inc. *        1,006            17
Angiodynamics, Inc. *                              226             4
Animas Corp. * (a)                                 338             7
Arthrocare Corp. * (a)                             338            10
Aspect Medical Systems, Inc. * (a)                 355             8
Bausch & Lomb, Inc.                                749            55
Baxter International, Inc.                       8,791           299
Beckman Coulter, Inc.                              855            57
Becton, Dickinson & Company                      3,590           210
Biolase Technology, Inc. (a)                       501             4
Biomet, Inc.                                     3,626           132
Biosite, Inc. * (a)                                239            12
Boston Scientific Corp. *                       12,058           353
Bruker BioSciences Corp. *                       1,724             6
C.R. Bard, Inc.                                  1,465           100
Caliper Life Sciences, Inc. *                      783             5
Cantel Medical Corp. * (a)                         240             7
Computer Programs & Systems, Inc.                  226             6
Conceptus, Inc. * (a)                              604             5
CTI Molecular Imaging, Inc. *                      748            15
Cutera, Inc. *                                     255             5
Cyberonics, Inc. * (a)                             375            17
Cypress Biosciences, Inc. *                        575             5
Cytyc Corp. *                                    1,604            37
Dade Behring Holdings, Inc. *                      609            36
DENTSPLY International, Inc.                     1,113            60
Diagnostic Products Corp.                          433            21
DJ Orthopedics, Inc. *                             346             9
Edwards Lifesciences Corp. *                       854            37
Encore Medical Corp. * (a)                       1,072             6
Fisher Scientific International, Inc. *          1,618            92
Foxhollow Technologies, Inc. * (a)                 354            10
Gen-Probe, Inc. *                                  717            32
Guidant Corp.                                    4,491           332
Haemonetics Corp. *                                378            16
Health Tronics, Inc. *                             622             7
Henry Schein, Inc. *                             1,196            43
Hologic, Inc. *                                    319            10
ICU Medical, Inc. * (a)                            235             8
IDEXX Laboratories, Inc. *                         484            26
INAMED Corp. *                                     515            36
Intralase Corp. *                                  414             7
Inverness Medical Innovations, Inc. * (a)          341             8
Ista Pharmaceuticals, Inc. * (a)                   536             5
Johnson & Johnson                               42,438         2,850
Kensey Nash Corp. * (a)                            213             6
Kinetic Concepts, Inc. *                           982            59
Kyphon, Inc. * (a)                                 622            16
LCA-Vision, Inc.                                   323            11
LifeCell Corp. * (a)                               603             5
Lifecore Biomedical, Inc. *                        273             5
Lifeline Systems, Inc. * (a)                       260             8
Mannkind Corp * (a)                                571             8
Medtronic, Inc.                                 17,290           881
Merit Medical Systems, Inc. *                      468             6
Nuvasive, Inc. *                                   482             6
Owens & Minor, Inc.                                592            16
Patterson Companies, Inc. * (a)                  1,942            97
Polymedica Corp.                                   415            13
Priority Healthcare Corp., Class B * (a)           578            12
PSS World Medical, Inc. *                        1,034            12
ResMed, Inc. *                                     492            28
Respironics, Inc. *                                492            29
SonoSite, Inc. *                                   266             7
St. Jude Medical, Inc. *                         5,096           183
Stereotaxis, Inc. *                                658             5
STERIS Corp. *                                     991            25
Stryker Corp.                                    5,717           255
SurModics, Inc. * (a)                              270             9
Sybron Dental Specialties, Inc. *                  572            20
Symmetry Medical, Inc. *                           502             9
The Cooper Companies, Inc.                         616            45
The Medicines Company *                            718            16
Thermogenesis Corp. *                            1,030             5
Thoratec Corp. *                                   818            10
Tripath Imaging, Inc. * (a)                        739             5
Varian Medical Systems, Inc. *                   1,955            67
Ventana Medical Systems, Inc. * (a)                525            20
Viasys Healthcare, Inc. *                          499             9
VISX, Inc. *                                       732            17
Wright Medical Group, Inc. *                       526            13
Young Innovations, Inc.                            201             7
Zimmer Holdings, Inc. *                          3,476           270
Zoll Medical Corp. *                               216             5
                                                          ----------
                                                               7,285
HEALTHCARE SERVICES - 1.87%
Accredo Health, Inc. *                             720            32
Allied Healthcare International, Inc. *            919             6
Amedisys, Inc. * (a)                               230             7
America Service Group, Inc. *                      224             5
American Healthways, Inc. * (a)                    493            16
American Retirement Corp. * (a)                    510             7
AMERIGROUP Corp. *                                 701            26
AMN Healthcare Services, Inc. * (a)                486             8
Apria Healthcare Group, Inc. *                     700            22
AVANIR Pharmaceuticals * (a)                     1,861             4
Barrier Therapeutics, Inc. *                       415             6
Capital Senior Living Corp. *                      821             5
Cardinal Health, Inc.                            6,161           344
Cerner Corp. * (a)                                 501            26
CorVel Corp. *                                     248             5

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                              AMOUNT       (000's)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Covance, Inc. *                                    891    $       42
Coventry Health Care, Inc. *                     1,496           102
Cross Country Healthcare, Inc. * (a)               524             9
DaVita, Inc. *                                   1,408            59
Eclipsys Corp. *                                   735            11
Express Scripts, Inc. *                          1,087            95
Genesis HealthCare Corp. *                         299            13
HCA, Inc.                                        5,691           305
Health Net, Inc. *                               1,581            52
Hooper Holmes, Inc. (a)                          1,372             5
Humana, Inc. *                                   2,283            73
IMPAC Medical Systems, Inc. *                      212             5
IMS Health, Inc.                                 3,303            81
Kindred Healthcare, Inc. * (a)                     547            19
LabOne, Inc. *                                     272             9
Laboratory Corp. of America Holdings *           1,895            91
Lincare Holdings, Inc. *                         1,423            63
Magellan Health Services, Inc. *                   399            14
McKesson Corp.                                   4,167           157
Medco Health Solutions, Inc. *                   3,865           192
Medical Staffing Network Holdings, Inc. * (a)      772             5
National Healthcare Corp. (a)                      210             7
NeighborCare, Inc. *                               667            19
Nitromed, Inc. * (a)                               460             8
OCA, Inc. * (a)                                    985             4
Odyssey Healthcare, Inc. * (a)                     618             7
Omnicare, Inc.                                   1,498            53
PacifiCare Health Systems, Inc. *                1,230            70
Pediatrix Medical Group, Inc. *                    314            22
Per-Se Technologies, Inc. * (a)                    494             8
Phase Forward, Inc. * (a)                          743             5
Quest Diagnostics, Inc.                          1,434           151
Radiation Therapy Services, Inc. *                 387             7
Renal Care Group, Inc. *                           946            36
Sierra Health Services, Inc. * (a)                 377            24
Specialty Laboratories, Inc. * (a)                 568             5
Star Scientific, Inc. * (a)                      1,128             6
Symbion, Inc. *                                    364             8
The Advisory Board Company *                       267            12
United Surgical Partners International,
 Inc. *                                            426            19
UnitedHealth Group, Inc.                         9,338           891
ViaCell, Inc. *                                    672             5
Vistacare, Inc. * (a)                              324             7
Weight Watchers International, Inc. * (a)        1,501            64
Wellcare Health Plans, Inc. *                      575            18
Wellchoice, Inc. *                               1,195            64
Wellpoint, Inc. *                                4,243           532
                                                          ----------
                                                               3,973
HOLDINGS COMPANIES/CONGLOMERATES - 0.99%
Berkshire Hathaway, Inc., Class A *                 22         1,914
Loews Corp.                                      2,626           193
                                                          ----------
                                                               2,107
HOMEBUILDERS - 0.49%
Beazer Homes USA, Inc. (a)                         567            28
Centex Corp.                                     1,757           101
Champion Enterprises, Inc. *                     1,142            11
Comstock Homebuilding Companies, Inc. *            223             5
D.R. Horton, Inc.                                5,508           161
Hovnanian Enterprises, Inc., Class A *             872            45
KB Home                                            653            77
Lennar Corp., Class A                            2,209           125
M.D.C. Holdings, Inc.                              581            41
Meritage Homes Corp. *                             356            21
NVR, Inc. *                                         89            70
Orleans Homebuilders, Inc. (a)                     315             6
Palm Harbor Homes, Inc. * (a)                      457             7
Pulte Homes, Inc.                                1,804           133
Ryland Group, Inc.                                 665            41
Schottenstein Homes, Inc. (a)                      192             9
Standard Pacific Corp.                             474            34
Toll Brothers, Inc. *                            1,057            83
Walter Industries, Inc. (a)                        525            22
William Lyon Homes, Inc. * (a)                     144            11
                                                          ----------
                                                               1,031
HOTELS & RESTAURANTS - 1.26%
AFC Enterprises, Inc. * (a)                        431            11
Ameristar Casinos, Inc.                            409            22
Applebee's International, Inc.                   1,151            32
Argosy Gaming Company *                            409            19
Aztar Corp. *                                      524            15
BJ's Restaurants, Inc. * (a)                       367             7
Boyd Gaming Corp.                                1,258            66
Brinker International, Inc. *                    1,207            44
Buca, Inc. *                                       673             4
Caesars Entertainment, Inc. *                    4,417            87
California Pizza Kitchen, Inc. * (a)               310             7
CBRL Group, Inc.                                   658            27
CEC Entertainment, Inc. *                          517            19
Choice Hotels, Inc.                                485            30
CKE Restaurants, Inc. * (a)                        887            14
Darden Restaurants, Inc.                         2,275            70
Dave & Buster's, Inc. * (a)                        297             6
Harrah's Entertainment, Inc.                     1,586           102
Hilton Hotels Corp.                              5,495           123
IHOP Corp.                                         312            15
Interstate Hotels & Resorts, Inc. *              1,058             5
Jack In the Box, Inc. *                            517            19
Krispy Kreme Doughnuts, Inc. * (a)               1,023             8
La Quinta Corp. *                                2,699            23
Landry's Restaurants, Inc.                         414            12
LaSalle Hotel Properties                           390            11

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                              AMOUNT       (000's)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Lone Star Steakhouse & Saloon, Inc.                344    $       10
Luby's Cafeterias, Inc. * (a)                      664             5
Mandalay Resort Group *                            929            65
Marcus Corp.                                       525            11
Marriott International, Inc., Class A            3,259           218
McCormick & Schmick's Seafood
 Restaurants, Inc.*                                325             5
McDonald's Corp.                                17,953           559
MGM Mirage *                                     1,985           141
MTR Gaming Group, Inc. *                           530             7
O'Charley's, Inc. *                                357             8
Outback Steakhouse, Inc.                         1,010            46
P.F. Chang's China Bistro, Inc. * (a)              366            22
Panera Bread Company, Class A * (a)                433            24
Papa Johns International, Inc. * (a)               259             9
RARE Hospitality International, Inc. *             507            16
Red Robin Gourmet Burgers, Inc. * (a)              240            12
Ruby Tuesday, Inc. (a)                             885            22
Ryan's Restaurant Group, Inc. *                    667            10
Sonic Corp. *                                      846            28
Starwood Hotels & Resorts Worldwide, Inc.        2,971           178
Station Casinos, Inc.                              923            62
The Cheesecake Factory, Inc. *                   1,099            39
Triarc Companies, Inc. (a)                       1,022            14
Wendy's International, Inc.                      1,583            62
Wynn Resorts, Ltd. * (a)                         1,412            96
Yum! Brands, Inc.                                4,144           215
                                                          ----------
                                                               2,682
HOUSEHOLD APPLIANCES - 0.14%
American Real Estate Partners, LP * (a)            682            19
Bassett Furniture Industries, Inc.                 464             9
Black & Decker Corp.                             1,110            88
Consolidated Tomoka Land Company                   124             7
Drew Industries, Inc. * (a)                        184             7
Jacuzzi Brands, Inc. * (a)                       1,160            11
Libbey, Inc.                                       304             6
Maytag Corp. (a)                                 1,185            17
Mestek, Inc. * (a)                                 266             6
National Presto Industries, Inc.                   210             8
Technical Olympic USA, Inc. (a)                    645            19
The Toro Company                                   322            29
Whirlpool Corp.                                    911            62
                                                          ----------
                                                                 288
HOUSEHOLD PRODUCTS - 0.32%
Blyth, Inc.                                        594            19
Central Garden & Pet Company *                     284            12
Church & Dwight, Inc.                              861            31
Department 56, Inc. *                              388             7
Endologix, Inc. *                                  858             5
Energizer Holdings, Inc. *                       1,002            60
Fortune Brands, Inc.                             2,033           164
Kirklands, Inc. * (a)                              437             5
Lifetime Hoan Corp. (a)                            320             5
Martha Stewart Living Omnimedia, Inc.,
Class A * (a)                                      748            17
Newell Rubbermaid, Inc.                          3,889            85
Select Comfort Corp. * (a)                         562            11
Tempur-Pedic International, Inc. * (a)           1,422            26
The Clorox Company                               2,979           188
Topps, Inc.                                        836             8
Tupperware Corp.                                   853            17
TurboChef Technologies, Inc. * (a)                 447             7
Water Pik Technology, Inc. *                       331             6
WD-40 Company (a)                                  308            10
                                                          ----------
                                                                 683
HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industroes, Inc. *                           201             5

INDUSTRIAL MACHINERY - 0.95%
Actuant Corp., Class A * (a)                       381            17
AGCO Corp. *                                     1,243            23
Alamo Group, Inc.                                  232             6
Albany International Corp., Class A                513            16
Badger Meter, Inc.                                 227             6
Briggs & Stratton Corp.                            702            26
Cascade Corp.                                      206             7
Caterpillar, Inc.                                4,844           443
Ceradyne Inc. California * (a)                     367             8
Circor International, Inc.                         302             7
Cognex Corp.                                       699            17
Cooper Cameron Corp. *                             744            43
Cummins, Inc. (a)                                  621            44
Deere & Company                                  3,506           235
Dionex Corp. *                                     310            17
Donaldson Company, Inc.                          1,173            38
Dover Corp.                                      2,857           108
Energy Conversion Devices, Inc. * (a)              376             9
EnPro Industries, Inc. *                           328             9
Flowserve Corp. *                                  802            21
FMC Technologies, Inc. *                           933            31
Gardner Denver, Inc. *                             281            11
Gehl Company * (a)                                 199             5
Gorman Rupp Company                                321             7
Graco, Inc.                                        950            38
Grant Prideco, Inc. *                            1,770            43
IDEX Corp.                                         677            27
Ingersoll-Rand Company, Class A                  2,473           197
ITT Industries, Inc.                             1,273           115
Kadant, Inc. *                                     368             7
Kennametal, Inc.                                   495            23
Lindsay Manufacturing Company (a)                  257             5
Lufkin Industries, Inc.                            154             7
Manitowoc, Inc.                                    412            17
Middleby Corp. (a)                                 145             7
NACCO Industries, Inc., Class A (a)                122            12

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
NATCO Group, Inc. *                                565    $        6
Pall Corp.                                       1,771            48
Parker-Hannifin Corp.                            1,687           103
Presstek, Inc. * (a)                               729             6
Quixote Corp. (a)                                  277             6
Robbins & Myers, Inc. (a)                          280             6
Rofin Sinar Technologies, Inc. *                   250             8
Rush Enterprises, Inc., Class B *                  471             8
Sauer-Danfoss, Inc.                                745            17
Stewart & Stevenson Services, Inc.                 487            11
Tecumseh Products Company, Class A                 322            13
Tredegar Industries, Inc.                          597            10
UNOVA, Inc. * (a)                                  909            19
Valmont Industries, Inc.                           378             8
W.W. Grainger, Inc.                              1,259            78
Watts Industries, Inc., Class A (a)                492            16
                                                          ----------
                                                               2,015
INDUSTRIALS - 0.08%
Brookfield Homes Corp.                             463            20
Clean Harbors, Inc. * (a)                          263             5
Crane Company                                      851            24
Fastenal Company (a)                             1,070            59
GrafTech International, Ltd. *                   1,522             9
Harsco Corp.                                       582            35
Lawson Products, Inc.                              174             8
                                                          ----------
                                                                 160
INSURANCE - 4.15%
21st Century Insurance Group                     1,343            19
Aetna, Inc.                                      4,384           329
Affirmative Insurance Holdings, Inc. (a)           407             6
AFLAC, Inc.                                      7,231           269
Alfa Corp. (a)                                   1,277            18
Alleghany Corp. *                                  107            30
Allmerica Financial Corp. *                        770            28
Ambac Financial Group, Inc.                      1,509           113
American Equity Investment Life
  Holding Company (a)                              696             9
American Financial Group, Inc.                   1,028            32
American International Group, Inc.              37,258         2,064
American National Insurance Company                355            38
American Physicians Capital, Inc. *                189             6
Amerus Group Company (a)                           527            25
Aon Corp.                                        4,526           103
Arch Cap Group, Ltd. *                             448            18
Argonaut Group, Inc. * (a)                         463            10
Arthur J. Gallagher & Company                    1,280            37
Assurant, Inc.                                   1,967            66
Baldwin & Lyons, Inc., Class B (a)                 366             9
Bristol West Holdings, Inc.                        521             8
Brown & Brown, Inc.                                971            45
CenturyBusiness Services, Inc. *                 1,572             6
Ceres Group, Inc. * (a)                          1,086             6
Chubb Corp.                                      2,688           213
CIGNA Corp.                                      1,954           174
Cincinnati Financial Corp.                       2,351           103
Citizens, Inc. Class A * (a)                     1,103             6
CNA Financial Corp. * (a)                        3,668           103
CNA Surety Corp. *                                 715            10
Commerce Group, Inc.                               467            29
Conseco, Inc. *                                  2,180            44
Crawford & Company, Class B (a)                  1,058             8
Donegal Group, Inc., Class B (a)                   431             7
EMC Insurance Group, Inc.                          343             7
Erie Indemnity Company, Class A (a)                892            46
FBL Financial Group, Inc., Class A                 511            14
Fidelity National Financial, Inc.                2,334            77
First Acceptance Corp. * (a)                       839             9
First American Corp.                             1,222            40
FPIC Insurance Group, Inc. * (a)                   203             7
Fremont General Corp. (a)                        1,139            25
Genworth Financial, Inc.                         6,937           191
Great American Financial Resources,
  Inc. (a)                                         826            14
Harleysville Group, Inc.                           544            11
Hartford Financial Services Group, Inc.          4,148           284
HCC Insurance Holdings, Inc.                       934            34
Hilb, Rogal and Hamilton Company (a)               503            18
Horace Mann Educators Corp.                        629            11
Infinity Property & Casualty Corp.                 317            10
Jefferson-Pilot Corp.                            1,875            92
Kansas City Life Insurance Company                 197            10
KMG America Corp. *                                534             5
LandAmerica Financial Group, Inc. (a)              264            13
Liberty Corp. (a)                                  302            12
Lincoln National Corp.                           2,467           111
Markel Corp. *                                     139            48
Marsh & McLennan Companies, Inc.                 7,455           227
MBIA, Inc.                                       2,007           105
Mercury General Corp.                              765            42
MetLife, Inc.                                   10,696           418
MGIC Investment Corp.                            1,373            85
Midland Company                                    301             9
National Interstate Corp. *                        352             6
National Western Life Insurance
  Company, Class A *                                55             9
Nationwide Financial Services, Inc.,
  Class A                                          769            28
Navigators Group, Inc. * (a)                       240             8
Nymagic, Inc. (a)                                  284             7
Odyssey Re Holdings Corp. (a)                      924            23
Ohio Casualty Corp. *                              902            21
Old Republic International Corp.                 2,514            59
Philadelphia Consolidated Holding
  Corp. *                                          318            25
Phoenix Companies, Inc. (a)                      1,467            19
PICO Holdings, Inc. * (a)                          298             8
PMA Capital Corp., Class A * (a)                   699             6
Presidential Life Corp.                            556             9

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Principal Financial Group, Inc.                  4,455    $      171
ProAssurance Corp. *                               444            18
Progressive Corp.                                2,849           261
Protective Life Corp.                              964            38
Prudential Financial, Inc.                       7,416           426
Radian Group, Inc.                               1,278            61
Reinsurance Group of America, Inc.                 863            37
RLI Corp.                                          380            16
SAFECO Corp. (a)                                 1,797            88
Safety Insurance Group Inc. (a)                    254             8
SeaBright Insurance Holdings, Inc. *               549             6
Selective Insurance Group, Inc. (a)                411            19
Stancorp Financial Group, Inc.                     377            32
State Auto Financial Corp.                         606            16
Stewart Information Services Corp.                 248             9
The Allstate Corp.                               9,862           533
The PMI Group, Inc.                              1,324            50
The St. Paul Travelers Companies, Inc.           9,539           350
Torchmark, Inc.                                  1,518            79
Transatlantic Holdings, Inc. (a)                   937            62
U.S.I. Holdings Corp. * (a)                        773             9
UICI                                               681            16
United Fire & Casualty Company (a)                 314            11
Unitrin, Inc.                                      986            45
Universal American Financial Corp. *               871            15
UNUMProvident Corp. (a)                          4,202            71
W.R. Berkley Corp.                               1,165            58
White Mountains Insurance Group, Ltd. (a)          151            92
Zenith National Insurance Corp. (a)                296            15
                                                          ----------
                                                               8,806
INTERNATIONAL OIL - 0.87%
Anadarko Petroleum Corp.                         3,557           271
APCO Argentina, Inc.                               173             7
ATP Oil & Gas Corp. *                              401             9
Callon Petroleum Company *                         364             5
ConocoPhillips                                   9,861         1,063
Kerr-McGee Corp.                                 2,143           168
Nabors Industries, Ltd. *                        2,107           124
Noble Corp.                                      1,852           104
Weatherford International, Ltd. *                1,809           105
                                                          ----------
                                                               1,856
INTERNET CONTENT - 0.44%
Alloy, Inc. * (a)                                  857             5
AMICAS, Inc. *                                   1,278             5
Applied Digital Solutions, Inc. *                1,027             4
Ask Jeeves, Inc. * (a)                             845            24
Audible, Inc. * (a)                                400             5
Autobytel, Inc. * (a)                              881             4
CMGI, Inc. * (a)                                 7,444            15
CNET Networks, Inc. * (a)                        2,187            21
Digitas, Inc. *                                  1,314            13
Harris Interactive, Inc. *                       1,186             5
Hollywood Media Corp. * (a)                        866             4
InfoSpace, Inc. * (a)                              484            20
Internet Cap Group, Inc. * (a)                     737             5
iVillage, Inc. * (a)                             1,258             8
Jupitermedia Corp. * (a)                           524             8
Kintera, Inc. * (a)                                672             4
NetFlix, Inc. * (a)                                875            10
Netratings, Inc. * (a)                             599             9
Niku Corp. *                                       266             5
ProQuest Company * (a)                             437            16
RightNow Technologies, Inc. * (a)                  489             6
Safeguard Scientifics, Inc. *                    3,266             5
Schawk, Incorporated, Class A (a)                  394             7
Terremark Worldwide, Inc. * (a)                  8,214             5
The Knot, Inc. * (a)                               654             5
Travelzoo, Inc. * (a)                              245            12
WebMD Corp. * (a)                                4,601            39
WebSideStory, Inc. *                               356             4
Yahoo!, Inc. *                                  19,491           661
                                                          ----------
                                                                 934
INTERNET RETAIL - 0.58%
1-800-Flowers.com, Inc. * (a)                    1,205             9
Amazon.com, Inc. *                               5,841           200
Ariba, Inc. * (a)                                1,073             8
Drugstore.com, Inc. * (a)                        1,691             4
eBay, Inc. *                                    18,977           707
lAC/InterActiveCorp * (a)                       10,058           224
Intersections, Inc. *                              338             5
Napster, Inc. * (a)                                738             5
Navarre Corp. * (a)                                514             4
NetIQ Corp. *                                      895            10
Overstock.com, Inc. * (a)                          292            13
Priceline.com, Inc. * (a)                          611            16
Provide Commerce, Inc. * (a)                       206             6
Redback Networks, Inc. * (a)                       910             6
Stamps.com, Inc. * (a)                             441             7
                                                          ----------
                                                               1,224
INTERNET SERVICE PROVIDER - 0.23%
Arbinet-Thexchange. Inc. * (a)                     397             8
Avocent Corp. *                                    725            19
Blue Coat Systems, Inc. * (a)                      229             5
C-COR.net Corp. * (a)                              882             5
Cogent Communications Group, Inc. * (a)            569             7
Covad Communications Group, Inc. * (a)           4,205             5
Earthlink, Inc. *                                2,386            21
eSPEED, Inc., Class A * (a)                      1,010             9
Google, Inc., Class A *                          1,990           359
HomeStore.com, Inc. *                            2,788             6
Salesforce.Com, Inc. * (a)                       1,513            23
TriZetto Group, Inc. *                             829             8
United Online, Inc. *                            1,036            11
                                                          ----------
                                                                 486

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE - 1.22%
Agile Software Corp. *                             940    $        7
Akamai Technologies, Inc. * (a)                  1,890            24
Checkfree Corp. *                                1,302            53
Cisco Systems, Inc. *                           94,184         1,685
Digital River, Inc. * (a)                          485            15
E.piphany, Inc. *                                1,673             6
eResearch Technology, Inc. * (a)                   819            10
F5 Networks, Inc. * (a)                            511            26
Internet Security Systems, Inc. *                  745            14
Interwoven, Inc. *                                 764             6
Juniper Networks, Inc. *                         7,604           168
Keynote Systems, Inc. *                            475             6
Lionbridge Technologies, Inc. * (a)                959             5
Macromedia, Inc. *                               1,075            36
MatrixOne, Inc. *                                1,092             5
McAfee, Inc. *                                   2,246            51
NIC, Inc. * (a)                                  1,170             5
Openwave Systems, Inc. * (a)                       991            12
RealNetworks, Inc. * (a)                         2,712            16
Retek, Inc. *                                      914            10
RSA Security, Inc. *                             1,037            16
S 1 Corp. *                                      1,160             8
Safenet, Inc. * (a)                                381            11
Sapient Corp. *                                  1,893            14
Stellent, Inc. *                                   629             5
Supportsoft, Inc. * (a)                            794             4
Symantec Corp. *                                10,149           216
TIBCO Software, Inc. *                           3,083            23
Verisign, Inc. *                                 3,690           106
Verity, Inc. *                                     702             7
Vignette Corp. *                                 5,279             7
WebEx Communications, Inc. * (a)                   686            15
WebMethods, Inc. *                                 934             5
                                                          ----------
                                                               2,597
INVESTMENT COMPANIES - 0.00%
Medallion Financial Corp. (a)                      681             6

LEISURE TIME - 1.24%
4Kids Entertainment, Inc. * (a)                    298             7
Action Performance Companies, Inc. * (a)           355             5
Alliance Gaming Corp. * (a)                        820             8
Ambassadors International, Inc. (a)                398             6
Arctic Cat, Inc.                                   241             7
Atari, Inc. * (a)                                2,077             7
Blockbuster, Inc., Class A (a)                   2,675            24
Bluegreen Corp. *                                  426             5
Brunswick Corp.                                  1,344            63
Callaway Golf Company (a)                        1,156            15
Carmike Cinemas, Inc. (a)                          240             9
Carnival Corp.                                   9,000           466
Cedar Fair, LP (a)                                 699            22
Churchill Downs, Inc.                              216             9
CKX, Inc. *                                        657            16
Dover Motorsports, Inc. (a)                        963             5
DreamWorks Animation SKG, Inc. *                 1,507            61
Empire Resorts, Inc. * (a)                         526             4
Escalade, Inc. (a)                                 385             5
Gaylord Entertainment Company * (a)                599            24
Handleman Company (a)                              408             8
Hollywood Entertainment Corp. *                    863            11
International Game Technology, Inc.              4,973           133
International Speedway Corp., Class A              750            41
Isle of Capri Casinos, Inc. * (a)                  494            13
K2, Inc. * (a)                                     711            10
Lakes Gaming, Inc. * (a)                           443             8
Las Vegas Sands Corp. * (a)                      5,022           226
Life Time Fitness, Inc. *                          526            14
Metro-Goldwyn-Mayer, Inc. * (a)                  3,303            39
Mikohn Gaming Corp. * (a)                          412             5
Monarch Casino & Resort, Inc. *                    332             7
Movie Gallery, Inc.                                440            13
Multimedia Games, Inc. * (a)                       532             4
Penn National Gaming, Inc. *                     1,167            34
Pinnacle Entertainment, Inc. *                     684            11
Pixar, Inc. * (a)                                  773            75
Polaris Industries, Inc. (a)                       607            43
RC2 Corp. * (a)                                    308            10
Regal Entertainment Group, Class A (a)           1,961            41
Royal Caribbean Cruises, Ltd.                    2,713           121
Scientific Games Corp., Class A * (a)            1,257            29
SCP Pool Corp.                                     764            24
Shuffle Master, Inc. * (a)                         510            15
Six Flags, Inc. * (a)                            1,638             7
Speedway Motorsports, Inc.                         627            22
Steinway Musical Instruments, Inc. *               195             6
Sturm Ruger & Company, Inc. (a)                    864             6
The Nautilus Group, Inc. (a)                       476            11
The Walt Disney Company                         29,241           840
Vail Resorts, Inc. *                               519            13
West Marine, Inc. * (a)                            341             7
WMS Industries, Inc. * (a)                         449            13
WPT Enterprises, Inc. * (a)                        342             6
                                                          ----------
                                                               2,634
LIFE SCIENCES - 0.09%
Altair Nanotechnologies, Inc. * (a)                962             3
American Ecology Corp.                             446             5
Incyte Corp. * (a)                               1,356             9
Ionatron, Inc. *                                 1,083             9
PerkinElmer, Inc.                                1,855            38
Pharmaceutical Product Development,
  Inc. *                                           807            39
Senomyx, Inc. * (a)                                469             6
Symyx Technologies, Inc. *                         499            11
Waters Corp. *                                   1,718            62
                                                          ----------
                                                                 182

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

LIQUOR - 0.35%
Anheuser-Busch Companies, Inc.                  11,367    $      539
Boston Beer Company, Inc. *                        303             6
Brown Forman Corp., Class B                      1,675            92
Central European Distribution Corp. * (a)          261             9
Molson Coors Brewing Company, Class B            1,166            90
                                                          ----------
                                                                 736
MANUFACTURING - 1.11%
3M Company                                      11,102           951
Acuity Brands, Inc. (a)                            642            17
AptarGroup, Inc.                                   511            27
Barnes Group, Inc. (a)                             347             9
Blout International, Inc. *                        678            12
Carlisle Companies, Inc.                           430            30
Coherent, Inc. *                                   471            16
Danaher Corp.                                    4,362           233
Eaton Corp.                                      2,116           138
ESCO Technologies, Inc. *                          191            15
Gen Tek, Inc.                                      169             3
Hexcel Corp. * (a)                                 807            13
Illinois Tool Works, Inc.                        4,282           383
Kaydon Corp. (a)                                   428            14
Lancaster Colony Corp.                             503            21
Lydall, Inc. *                                     515             6
Mine Safety Appliances Company                     537            21
Nordson Corp.                                      525            19
Park-Ohio Holdings Corp. *                         234             4
Pentair, Inc.                                    1,418            55
Portec Rail Products, Inc. (a)                     504             6
Raven Industries, Inc. (a)                         347             7
Rockwell Automation, Inc.                        2,670           151
Roper Industries, Inc.                             587            39
Shaw Group, Inc. * (a)                             928            20
Snap-on, Inc.                                      818            26
SPX Corp.                                        1,075            47
The Stanley Works                                1,102            50
Thomas Industries, Inc.                            246            10
York International Corp.                           581            23
                                                          ----------
                                                               2,366
MEDICAL-HOSPITALS - 0.25%
AmSurg Corp. *                                     460            12
Centene Corp. *                                    602            18
Cepheid, Inc. * (a)                                720             7
Community Health Systems, Inc. *                 1,225            43
Exactech, Inc. *                                   326             6
Health Management Associates, Inc.,
  Class A                                        3,430            90
IRIS International, Inc. *                         480             5
Laserscope * (a)                                   329            10
Lifepoint Hospitals, Inc. * (a)                    548            24
Manor Care, Inc.                                 1,250            45
Medcath Corp. * (a)                                303             9
Orthovita, Inc. * (a)                            1,379             5
Palomar Medical Technologies, Inc. * (a)           270             7
Province Healthcare Company *                      711            17
Psychiatric Solutions, Inc. *                      306            14
RehabCare Group, Inc. *                            255             7
Sunrise Senior Living, Inc. * (a)                  302            15
Tenet Healthcare Corp. *                         6,716            77
Triad Hospitals, Inc. *                          1,069            54
Universal Health Services, Inc., Class B           803            42
VCA Antech, Inc. *                               1,195            24
                                                          ----------
                                                                 531
METAL & METAL PRODUCTS - 0.16%
A. M. Castle & Company *                           355             5
Commercial Metals Company                          854            29
Crown Holdings, Inc. *                           2,408            37
Gibraltar Industries, Inc. (a)                     442            10
Ladish Company, Inc. *                             406             5
Matthews International Corp., Class A              485            16
Mueller Industries, Inc.                           510            14
NN, Inc.                                           483             6
Precision Castparts Corp.                          915            70
Quanex Corp.                                       359            19
Reliance Steel & Aluminum Company                  470            19
Southern Peru Copper Corp. (a)                   1,150            64
Sun Hydraulics, Inc.                               232             7
Timken Company                                   1,283            35
Titanium Metals Corp. * (a)                        252             9
                                                          ----------
                                                                 345
MINING - 0.37%
Alliance Resource Partners, LP                     264            17
Alpha Natural Resources, Inc. *                    913            26
AMCOL International Corp.                          442             8
Brush Wellman, Inc. *                              328             6
Cleveland-Cliffs, Inc. (a)                         312            23
Coeur d'Alene Mines Corp. * (a)                  3,649            13
Compass Minerals International, Inc.               462            12
Freeport-McMoran Copper & Gold, Inc.,
  Class B                                        2,474            98
Glamis Gold, Ltd. *                              1,786            28
Hecla Mining Company * (a)                       1,904            10
Joy Global, Inc.                                 1,130            40
Lincoln Electric Holding, Inc. (a)                 613            19
Natural Resource Partners LP (a)                   205            11
Newmont Mining Corp.                             5,723           242
Oregon Steel Mills, Inc. *                         525            12
Penn Virginia Corp.                                262            12
Phelps Dodge Corp.                               1,341           136
RTI International Metals, Inc. *                   344             8
Stillwater Mining Company *                      1,383            14
Terex Corp. *                                      693            30
USEC, Inc. (a)                                   1,275            21
                                                          ----------
                                                                 786
MOBILE HOMES - 0.03%
Coachmen Industries, Inc.                          429             6

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

MOBILE HOMES (CONTINUED)
Fleetwood Enterprises, Inc. * (a)                  880    $        8
Skyline Corp.                                      180             7
Thor Industries, Inc.                              822            24
Winnebago Industries, Inc. (a)                     484            15
                                                          ----------
                                                                  60
NEWSPAPERS - 0.18%
Dow Jones & Company, Inc.                        1,168            44
E.W. Scripps Company, Class A                    2,230           109
Journal Register Company *                         677            11
Knight-Ridder, Inc.                              1,034            69
Lee Enterprises, Inc. (a)                          605            26
Washington Post Company, Class B                   133           119
                                                          ----------
                                                                 378
OFFICE FURNISHINGS & SUPPLIES - 0.19%
Avery Dennison Corp.                             1,522            94
CompX International, Inc.                          417             7
Global Imaging Systems, Inc. *                     327            12
Herman Miller, Inc.                              1,010            30
HNI Corp.                                          778            35
IKON Office Solutions, Inc.                      2,078            20
Imagistics International, Inc. *                   257             9
Knoll, Inc.                                        769            13
Office Depot, Inc. *                             4,453            99
OfficeMax, Inc.                                  1,238            41
The Standard Register Company (a)                  552             7
TRM Corp. * (a)                                    234             5
United Stationers, Inc. *                          455            21
                                                          ----------
                                                                 393
PAPER - 0.36%
Bowater, Inc.                                      761            29
Buckeye Technologies, Inc. *                       638             7
Chesapeake Corp.                                   357             7
Georgia-Pacific Corp.                            3,653           130
International Paper Company                      6,922           255
Louisiana-Pacific Corp.                          1,543            39
MeadWestvaco Corp.                               2,892            92
Neenah Paper, Inc. (a)                             225             7
P.H. Glatfelter Company                            735            11
Plum Creek Timber Company, Inc.                  2,567            92
Pope & Talbot, Inc.                                363             6
Potlatch Corp. (a)                                 425            20
Rock-Tenn Company, Class A                         677             9
Temple-Inland, Inc.                                792            57
Wausau-Mosinee Paper Corp.                         848            12
                                                          ----------
                                                                 773
PETROLEUM SERVICES - 3.82%
Atwood Oceanics, Inc. *                            228            15
Baker Hughes, Inc.                               4,711           210
BJ Services Company                              2,270           118
Cal Dive International, Inc. *                     553            25
Diamond Offshore Drilling, Inc.                  1,844            92
ENSCO International, Inc.                        2,140            81
Exxon Mobil Corp.                               92,247         5,498
GlobalSantaFe Corp.                              3,221           119
Grey Wolf, Inc. *                                2,836            19
Gulfmark Offshore, Inc. * (a)                      357             9
Halliburton Company                              7,167           310
Hornbeck Offshore Services, Inc. *                 345             9
Input/Output, Inc. * (a)                         1,202             8
Key Energy Services, Inc. *                      1,881            22
Lone Star Technologies, Inc. *                     426            17
McDermott International, Inc. * (a)                991            19
Newpark Resources, Inc. * (a)                    1,396             8
Oceaneering International, Inc. *                  378            14
PetroHawk Energy Corp. * (a)                       711             7
Petroleum Development Corp. *                      246             9
Premcor, Inc.                                    1,276            76
Pride International, Inc. *                      1,933            48
RPC, Inc. (a)                                      670            10
Schlumberger, Ltd.                               8,441           595
SEACOR SMIT, Inc. * (a)                            264            17
Smith International, Inc.                        1,460            92
Superior Energy Services, Inc. *                 1,126            19
Tesoro Petroleum Corp. *                           955            35
Tidewater, Inc.                                    761            30
TODCO *                                            892            23
Transocean, Inc. *                               4,588           236
Universal Compression Holdings, Inc. *             454            17
Valero Energy Corp.                              3,658           268
Veritas DGC, Inc. *                                486            14
W-H Energy Services, Inc. *                        396             9
                                                          ----------
                                                               8,098
PHARMACEUTICALS - 4.57%
Abbott Laboratories                             22,284         1,039
Abgenix, Inc. * (a)                              1,464            10
Able Laboratories, Inc. * (a)                      309             7
Adolor Corp. * (a)                                 699             7
Alexion Pharmaceuticals, Inc. * (a)                445            10
Alkermes, Inc. * (a)                             1,427            15
Allergan, Inc.                                   1,885           131
American Pharmaceutical Partners, Inc.
  * (a)                                          1,024            53
AmerisourceBergen Corp. (a)                      1,585            91
Amylin Pharmaceuticals, Inc. * (a)               1,540            27
Andrx Corp. *                                    1,078            24
Array BioPharma, Inc. *                            769             5
Atherogenics, Inc. * (a)                           602             8
Barr Pharmaceuticals, Inc. *                     1,496            73
BioScrip, Inc. * (a)                               834             5
Bristol-Myers Squibb Company                    27,879           710
Caremark Rx, Inc. *                              6,490           258
Celgene Corp. * (a)                              2,355            80
Connetics Corp. * (a)                              538            14
Cubist Pharmaceuticals, Inc. * (a)                 817             9

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Eli Lilly & Company                             16,216    $      845
Encysive Pharmaceuticals, Inc. * (a)               915             9
Endo Pharmaceutical Holdings, Inc. *             1,916            43
Eon Labs, Inc. *                                 1,294            39
Eyetech Pharmaceuticals, Inc. * (a)                607            17
First Horizon Pharmaceutical Corp. * (a)           566            10
Forest Laboratories, Inc. *                      5,316           196
Gilead Sciences, Inc. *                          6,165           221
Hospira, Inc. *                                  2,226            72
Idenix Pharmaceuticals, Inc. * (a)                 728            14
Inspire Pharmaceuticals, Inc. * (a)                717             6
Introgen Therapeutics, Inc. * (a)                  636             5
Isis Pharmaceuticals, Inc. * (a)                 1,192             5
Ivax Corp. *                                     3,608            71
King Pharmaceuticals, Inc. *                     3,535            29
Ligand Pharmaceuticals, Inc., Class B
 * (a)                                           1,203             7
Medicis Pharmaceutical Corp., Class A              811            24
Merck & Company, Inc.                           31,743         1,028
Mylan Laboratories, Inc. (a)                     3,891            69
Noven Pharmaceuticals, Inc. *                      398             7
NPS Pharmaceuticals, Inc. * (a)                    677             9
Nuvelo, Inc. * (a)                                 846             5
Onyx Pharmaceuticals, Inc. * (a)                   534            17
Oscient Pharmaceuticals Corp. * (a)              1,792             4
OSI Pharmaceuticals, Inc. *                        721            30
Pain Therapeutics, Inc. * (a)                      916             5
Par Pharmaceutical Companies, Inc. * (a)           503            17
Penwest Pharmaceuticals Company * (a)              486             6
Peregrine Pharmaceuticals, Inc. * (a)            3,219             5
Pfizer, Inc.                                   107,709         2,830
Pharmion Corp. * (a)                               466            13
Prestige Brands Holdings, Inc. *                   759            13
Regeneron Pharmaceuticals, Inc. * (a)            1,036             5
Renovis, Inc. * (a)                                498             4
Rigel Pharmaceuticals, Inc. * (a)                  373             6
Salix Pharmaceuticals, Ltd. * (a)                  569             9
Schering-Plough Corp.                           21,116           383
Sepracor, Inc. *                                 1,509            87
Supergen, Inc. * (a)                             1,057             5
Theravance, Inc. *                                 815            15
United Therapeutics Corp. * (a)                    321            15
Valeant Pharmaceuticals International (a)        1,352            30
Vertex Pharmaceuticals, Inc. *                   1,297            12
Vicuron Phamaceuticals, Inc. *                     937            15
Watson Pharmaceuticals, Inc. *                   1,593            49
Wyeth                                           19,112           806
                                                          ----------
                                                               9,688

PHOTOGRAPHY - 0.06%
Eastman Kodak Company                            4,073           133

PLASTICS - 0.00%
Spartech Corp.                                     485            10

POLLUTION CONTROL - 0.05%
CUNO, Inc. *                                       258            13
Duratek, Inc. *                                    256             5
Republic Services, Inc.                          2,076            70
Stericycle, Inc. *                                 621            27
                                                          ----------
                                                                 115

PUBLISHING - 0.54%
American Greetings Corp., Class A                  991            25
Consolidated Graphics, Inc. *                      210            11
Courier Corp.                                      150             8
Dex Media, Inc.                                  2,159            45
Gannett Company, Inc.                            3,597           284
Gemstar-TV Guide International, Inc. *           6,403            28
Hollinger International, Inc., Class A           1,450            16
John Wiley & Son, Class A                          878            31
Mcclatchy Company, Class A                         631            47
McGraw-Hill Companies, Inc.                      2,698           235
Media General, Inc., Class A                       325            20
Meredith Corp.                                     675            32
Playboy Enterprises, Inc., Class B *               585             8
PRIMEDIA, Inc. *                                 4,063            18
Pulitzer, Inc.                                     299            19
Readers Digest Association, Inc., Class A        1,446            25
Scholastic Corp. *                                 579            21
The New York Times Company, Class A              2,061            75
Thomas Nelson, Inc.                                307             7
Tribune Company                                  4,473           178
Value Line, Inc. (a)                               200             8
                                                          ----------
                                                               1,141

RAILROADS & EQUIPMENT - 0.46%
Burlington Northern Santa Fe Corp.               5,360           289
CSX Corp.                                        3,021           126
Florida East Coast Indiana, Inc. (a)               477            20
GATX Corp.                                         701            23
Genesee & Wyoming, Inc., Class A *                 373            10
Greenbrier Company, Inc.                           271            10
Kansas City Southern * (a)                         932            18
Norfolk Southern Corp.                           5,676           210
PAM Transportation Services, Inc. * (a)            314             5
Union Pacific Corp.                              3,673           256
Wabtec Corp.                                       714            15
                                                          ----------
                                                                 982

REAL ESTATE - 1.89%
Aames Investment Corp., REIT                       904             7
Acadia Realty Trust, REIT                          546             9
Affordable Residential Communities, REITS (a)      806            10
Agree Realty Corp., REIT (a)                       334             9
Alexander's, Inc., REIT *                           75            18
Alexandria Real Estate Equities, Inc., REIT        271            17
AMB Property Corp., REIT                         1,125            43
American Campus Communities, Inc., REIT            347             7
American Financial Realty Trust, REIT            1,724            25

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
American Home Mortgage Investment Corp.,
 REIT                                              581    $       17
American Land Lease, Inc., REIT (a)                416            10
Amli Residential Properties Trust, REIT            399            11
Annaly Mortgage Management, Inc., REIT (a)       1,593            30
Apartment Investment & Management
 Company, Class A, REIT                          1,330            49
Arbor Realty Trust, Inc. - REIT                    293             7
Archstone-Smith Trust, REIT                      2,777            95
Arden Realty, Inc., REIT                           926            31
Ashford Hospitality Trust, Inc., REIT (a)          810             8
Associated Estates Realty Corp., REIT (a)          907             9
Avalon Bay Communities, Inc., REIT                 996            67
Avatar Holdings, Inc. *                            151             7
BioMed Realty Trust, Inc., REIT                    498            10
Boston Properties, Inc., REIT                    1,492            90
Brandywine Realty Trust, REIT                      749            21
BRE Properties, Inc., Class A, REIT                673            24
BRT Realty Trust, REIT (a)                         504            11
California Coastal Communities, Inc. *             218             6
Camden Property Trust, REIT (a)                    701            33
Capital Automotive REIT                            605            20
Capital Trust, Inc., REIT (a)                      261             9
CarrAmerica Realty Corp., REIT                     776            24
Catellus Development Corp., REIT                 1,437            38
CB Richard Ellis Group, Inc. *                   1,017            36
CBL & Associates Properties, Inc., REIT            426            30
Cedar Shopping Centers, Inc., REIT (a)             482             7
CenterPoint Properties Corp., REIT                 686            28
Colonial Properties Trust, REIT (a)                413            16
Commercial Net Lease Realty, REIT                  863            16
Cornerstone Realty Income Trust, Inc.,
 REIT (a)                                        1,061            11
Corporate Office Properties Trust, REIT            579            15
Corrections Corp. of America *                     511            20
Cousins Properties, Inc., REIT                     702            18
Crescent Real Estate Equities Company,
 REIT                                            1,451            24
Criimi Mae, Inc., REIT * (a)                       305             6
CRT Properties, Inc., REIT                         447            10
Developers Diversified Realty Corp., REIT        1,415            56
Duke Realty Corp., REIT                          1,971            59
Eagle Hospitality Properties Trust, Inc.           694             6
EastGroup Properties, Inc., REIT (a)               301            11
ECC Capital Corp., REIT                          1,583            10
Education Realty Trust, Inc., REIT                 479             8
Entertainment Properties Trust, REIT               384            16
Equity Inns, Inc., REIT                            914            10
Equity Lifestyle Properties, Inc., REIT            355            13
Equity Office Properties Trust, REIT             5,694           172
Equity One, Inc., REIT                           1,055            22
Equity Residential, REIT                         3,946           127
Essex Property Trust Inc., REIT                    310            21
Extra Space Storage, Inc., REIT                    592             8
Federal Realty Investment Trust, REIT              710            34
Felcor Lodging Trust, Inc., REIT *                 943            12
Fieldstone Investment Corp., REIT (a)              759            11
First Industrial Realty Trust, Inc., REIT
 (a)                                               546            21
First Potomac Realty Trust, REIT                   340             8
Gables Residential Trust, REIT (a)                 428            14
General Growth Properties, Inc., REIT            3,102           106
Getty Realty Corp., REIT                           400            10
Glenborough Realty Trust, Inc., REIT               598            11
Glimcher Realty Trust, REIT (a)                    598            14
Global Signal, Inc., REIT (a)                      766            23
GMH Communities Trust, REIT                        635             7
Government Properties Trust, Inc., REIT            774             8
Gramercy Captial Corp., REIT                       386             8
Health Care Property Investors, Inc., REIT       1,813            43
Health Care, Inc., REIT                            719            23
Healthcare Realty Trust, Inc., REIT                662            24
Heritage Property Investment Trust, REIT           698            21
Highland Hospitality Corp., REIT                   743             8
Highwoods Properties, Inc., REIT                   819            22
Home Properties, Inc., REIT                        443            17
Homebanc Corp., Georgia, REIT (a)                  967             9
Hospitality Properties Trust, REIT                 895            36
Host Marriott Corp., REIT                        4,977            82
Housevalues, Inc. * (a)                            454             6
HRPT Properties Trust, REIT                      2,582            31
Impac Mortgage Holdings, Inc., REIT (a)          1,068            20
Inland Real Estate Corp., REIT                   1,005            15
Innkeepers USA Trust, REIT                         693             9
Jones Lang Lasalle, Inc. *                         493            23
Kilroy Realty Corp., REIT                          405            17
Kimco Realty Corp., REIT                         1,534            83
Kramont Realty Trust, REIT                         412            10
Lexington Corporate Property Trust, REIT           733            16
Liberty Property Trust, REIT                     1,113            43
LTC Properties, Inc., REIT                         442             8
Luminent Mortgage Capital, Inc., REIT              734             8
Mack-California Realty Corp., REIT                 794            34
Maguire Properties, Inc., REIT                     688            16
MeriStar Hospitality Corp., REIT *               1,381            10
Mid-America Apartment Communities, Inc.,
 REIT                                              382            14
Mission West Properties, Inc., REIT (a)            796             8
Monmouth Real Estate Investment Corp.,
 REIT (a)                                        1,143            10
MortgageIT Holdings, Inc., REIT (a)                392             6
Nationwide Health Properties, Inc.,
 REIT (a)                                          998            20
New Century Financial Corp., REIT (a)              674            32
New Plan Realty Trust, Inc., REIT                1,372            34
New York Mortgage Trust, Inc.                      614             6
Newcastle Investment Corp., REIT (a)               598            18
NorthStar Realty Finance Corp. (a)                 620             6
Novastar Financial, Inc., REIT (a)                 417            15
Omega Healthcare Investors, REIT                   900            10
One Liberty Properties, Inc., REIT (a)             587            11

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Origen Financial, Inc.                             863    $        6
Pan Pacific Retail Properties, Inc., REIT          520            30
Parkway Properties, Inc., REIT                     212            10
Pennsylvania Real Estate
 Investment Trust, REIT                            510            21
PMC Commercial Trust                               623             9
Post Properties, Inc., REIT                        601            19
Prentiss Properties Trust, REIT                    600            21
Prime Group Realty Trust, REIT *                   790             6
ProLogis, REIT                                   2,587            96
PS Business Parks, Inc., REIT                      327            13
Public Storage, Inc., REIT                       1,784           102
Ramco-Gershenson Properties Trust, REIT (a)        298             8
Realty Income Corp., REIT (a)                    1,090            25
Reckson Associates Realty Corp., REIT            1,122            34
Redwood Trust, Inc., REIT (a)                      312            16
Regency Centers Corp., REIT                        823            39
Saul Centers, Inc., REIT                           284             9
Senior Housing Properties Trust, REIT            1,076            18
Shurgard Storage Centers, Inc., Class
 A, REIT (a)                                       658            27
Simon Property Group, Inc., REIT                 2,958           179
SL Green Realty Corp., REIT (a)                    545            31
Spirit Finance Corp., REIT                       1,036            11
Strategic Hotel Cap, Inc., REIT                    558             8
Sun Communities, Inc., REIT (a)                    345            12
Sunstone Hotel Investors, Inc., REIT (a)           467            10
Tanger Factory Outlet Centers, Inc., REIT          447            10
Taubman Centers, Inc., REIT                        767            21
The Macerich Company, REIT                         829            44
The Mills Corp., REIT                              756            40
The St. Joe Company                              1,086            73
Tower Group, Inc. (a)                              459             6
Town & Country Trust SBI (a)                       357             9
Trammell Crow Company *                            550            11
Transcontinental Realty
 Investors, Inc., REIT * (a)                       308             6
Trizec Properties, Inc., REIT                    2,225            42
Trustreet Properties, Inc., REIT (a)             1,063            16
United Capital Corp. *                             242             6
United Dominion Realty Trust, Inc., REIT         1,870            39
United Mobile Homes, Inc., REIT (a)                591             9
Urstadt Biddle Properties, Inc., REIT (a)          633            10
U-Store-It Trust, REIT                             594            10
Ventas, Inc., REIT                               1,182            30
Vornado Realty Trust, REIT                       1,753           121
W. P. Carey & Company LLC (a)                      571            17
Washington REIT                                    627            18
Weingarten Realty Investors, REIT                1,194            41
Winston Hotels, Inc., REIT                         716             8
ZipRealty, Inc. * (a)                              384             5
                                                          ----------
                                                               4,011

RETAIL - 0.01%
Conn's, Inc. * (a)                                 394             8
Design Within Reach, Inc. * (a)                    310             5
FTD Group, Inc. *                                  503             6
Syms Corp. (a)                                     403             5
                                                          ----------
                                                                  24

RETAIL GROCERY - 0.47%
7 Eleven, Inc. *                                 1,617            39
Albertsons, Inc. (a)                             5,134           106
Arden Group, Inc. (a)                               77             6
Ingles Markets, Inc.                               722            10
Nash-Finch Company (a)                             205             8
Ruddick Corp.                                      713            17
Safeway, Inc. *                                  6,330           117
Smart & Final, Inc. * (a)                          530             6
SUPERVALU, Inc.                                  1,901            63
Sysco Corp.                                      9,135           327
The Great Atlantic & Pacific Tea
 Company, Inc. * (a)                               683            10
The Kroger Company *                            10,566           169
United Natural Foods, Inc. *                       599            17
Weis Markets, Inc.                                 411            15
Whole Foods Market, Inc.                           868            89
Wild Oats Markets, Inc. * (a)                      622             7
                                                          ----------
                                                               1,006

RETAIL TRADE - 5.48%
99 Cents Only Stores * (a)                       1,073            14
A.C. Moore Arts & Crafts, Inc. *                   305             8
Aaron Rents, Inc., Class B                         745            15
Abercrombie & Fitch Company, Class A             1,241            71
Advance Auto Parts, Inc. *                       1,052            53
Aeropostale, Inc. *                                794            26
American Eagle Outfitters, Inc.                  2,090            62
AnnTaylor Stores Corp. *                           988            25
Asbury Automotive Group, Inc. *                    530             8
Barnes & Noble, Inc. *                             993            34
Bed Bath & Beyond, Inc. *                        4,283           157
Best Buy Company, Inc.                           4,642           251
Big 5 Sporting Goods Corp. (a)                     362             9
Big Lots, Inc. *                                 1,717            21
BJ's Wholesale Club, Inc. *                        984            31
Blair Corp.                                        167             6
Bombay Company, Inc. * (a)                         710             4
Bon-Ton Stores, Inc.                               325             6
Borders Group, Inc.                              1,097            29
Brookstone, Inc. * (a)                             378             6
Build A Bear Workshop Inc * (a)                    292             9
Building Materials Holding Corp.                   206             9
Burlington Coat Factory Warehouse Corp.            649            19
Cabela's, Inc. * (a)                               822            17
Cache, Inc. *                                      325             4
CarMax, Inc. *                                   1,500            47
Casey's General Stores, Inc.                       766            14

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Cash America International, Inc.                   434    $       10
Casual Male Retail Group, Inc. * (a)               722             5
Cato Corp., Class A                                300            10
Charlotte Russe Holding, Inc. * (a)                386             5
Charming Shoppes, Inc. *                         1,758            14
Chico's FAS, Inc. *                              2,551            72
Childrens Place Retail Stores, Inc. * (a)          393            19
Christopher & Banks Corp.                          563            10
Circuit City Stores, Inc.                        2,766            44
Claire's Stores, Inc.                            1,310            30
Coldwater Creek, Inc. *                            892            16
Cost Plus, Inc. *                                  351             9
Costco Wholesale Corp.                           6,567           290
CVS Corp.                                        5,655           298
Deb Shops, Inc.                                    254             7
Dicks Sporting Goods, Inc. * (a)                   696            26
Dillard's, Inc., Class A (a)                     1,201            32
Dollar General Corp. (a)                         4,803           105
Dollar Tree Stores, Inc. *                       1,641            47
Electronics Boutique Holdings Corp. * (a)          365            16
Family Dollar Stores, Inc.                       2,381            72
Federated Department Stores, Inc.                2,444           156
Finish Line, Inc. (a)                              681            16
First Cash Financial Services *                    295             6
Foot Locker, Inc.                                2,173            64
Fossil, Inc. *                                   1,022            27
Fred's, Inc., Class A (a)                          626            11
GameStop Corp. * (a)                               856            19
Genesco, Inc. *                                    315             9
Group 1 Automotive, Inc. *                         352             9
Guitar Center, Inc. *                              361            20
Haverty Furniture Companies, Inc.                  336             5
Hibbett Sporting Goods, Inc. *                     353            11
Home Depot, Inc.                                31,394         1,201
Hot Topic, Inc. *                                  673            15
J. Jill Group, Inc. * (a)                          352             5
J.C. Penney Company, Inc.                        4,095           213
Jo Ann Stores, Inc. *                              330             9
Kenneth Cole Productions, Inc., Class A
 (a)                                               364            11
Kohl's Corp. *                                   4,840           250
Limited Brands                                   5,680           138
Linens'n Things, Inc. *                            664            16
Longs Drug Stores Corp. (a)                        553            19
Lowe's Companies, Inc.                          11,224           641
Manning Greg Auctions, Inc. * (a)                  551             6
Marinemax, Inc. * (a)                              263             8
May Department Stores Company                    4,162           154
Michael's Stores, Inc.                           1,932            70
MSC Industrial Direct Company, Inc.,
 Class A                                           987            30
NBTY, Inc. * (a)                                   969            24
New York & Co., Inc. *                             781            16
Nordstrom, Inc.                                  1,977           109
Pacific Sunwear of California, Inc. *            1,079            30
Pantry, Inc. * (a)                                 319            10
Party City Corp. * (a)                             396             6
Payless ShoeSource, Inc. *                       1,008            16
PC Connection, Inc. * (a)                          584             3
PETCO Animal Supplies, Inc. *                      820            30
PETsMART, Inc.                                   2,055            59
Pier 1 Imports, Inc. (a)                         1,257            23
RadioShack Corp.                                 2,303            56
Regis Corp.                                        619            25
Rent-A-Center, Inc. *                            1,073            29
Retail Ventures, Inc. *                            700             6
Rite Aid Corp. *                                 7,651            30
Ross Stores, Inc.                                2,154            63
Saks, Inc.                                       2,062            37
School Specialty, Inc. *                           335            13
Sears Holdings Corp. * (a)                       2,218           295
Sharper Image Corp. * (a)                          304             5
Shoe Carnival, Inc. * (a)                          309             5
Shopko Stores, Inc. * (a)                          471            10
Sonic Automative, Inc. (a)                         437            10
Sports Authority, Inc. * (a)                       395            11
Staples, Inc.                                    7,105           223
Stein Mart, Inc. *                                 615            14
Steven Madden, Ltd. * (a)                          308             5
Systemax, Inc. *                                   901             5
Talbots, Inc.                                      810            26
Target Corp.                                    13,034           652
The Buckle, Inc.                                   307            11
The Dress Barn, Inc. * (a)                         422             8
The Gap, Inc.                                   12,512           273
The Men's Wearhouse, Inc. *                        511            22
The Neiman Marcus Group, Inc., Class A             683            63
The TJX Companies, Inc.                          7,121           175
The Yankee Candle, Inc.                            724            23
Tiffany & Company                                2,075            72
Too, Inc. *                                        513            13
Tractor Supply Company *                           560            24
Transport World Entertainment Corp. * (a)          576             8
Tuesday Morning Corp. *                            617            18
United Rentals, Inc. * (a)                       1,151            23
Urban Outfitters, Inc. *                         1,144            55
ValueVision Media, Inc., Class A * (a)             614             8
Walgreen Company                                14,633           650
Wal-Mart Stores, Inc.                           60,509         3,032
Williams-Sonoma, Inc. *                          1,640            60
Zale Corp. *                                       752            22
                                                          ----------
                                                              11,637

SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. * (a)              4,563            33
Aqua America, Inc.                               1,345            33
Casella Waste Systems, Inc., Class A *             453             6

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL       VALUE
                                             AMOUNT        (000'S)
                                           -----------    ----------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES (CONTINUED)
Darling International, Inc. *                    1,391    $        6
Ecolab, Inc.                                     3,627           120
Flanders Corp. *                                   555             6
Insituform Technologies, Inc., Class A *           467             7
Nalco Holding Company *                          2,071            39
Waste Connections, Inc. *                          635            22
Waste Management, Inc.                           8,112           234
                                                          ----------
                                                                 506

SEMICONDUCTORS - 2.75%
Actel Corp. *                                      423             6
Advanced Energy Industries, Inc. *                 622             6
Advanced Micro Devices, Inc. * (a)               5,087            82
Agere Systems, Inc., Class A *                  24,538            35
Altera Corp. *                                   5,273           104
American Superconductor Corp. * (a)                610             6
Amis Holdings, Inc. *                            1,273            14
Amkor Technology, Inc. * (a)                     2,740            11
Analog Devices, Inc.                             5,310           192
Applied Materials, Inc. *                       24,160           393
Applied Micro Circuits Corp. *                   4,791            16
Asyst Technologies, Inc. * (a)                     974             5
Atmel Corp. *                                    7,099            21
ATMI, Inc. * (a)                                   473            12
Axcelis Technologies, Inc. *                     1,564            11
Broadcom Corp., Class A *                        4,603           138
Cirrus Logic, Inc. *                             1,428             6
Conexant Systems, Inc. *                         7,336            11
Credence Systems Corp. * (a)                     1,471            12
Cree, Inc. * (a)                                 1,061            23
Cymer, Inc. * (a)                                  539            14
Cypress Semiconductor Corp. * (a)                1,839            23
Diodes, Inc. * (a)                                 231             6
DSP Group, Inc. *                                  457            12
Emulex Corp. *                                   1,228            23
Entegris, Inc. *                                 1,180            12
ESS Technology, Inc. * (a)                         877             5
Exar Corp. *                                       615             8
Fairchild Semiconductor International,
 Inc. *                                          1,743            27
FormFactor, Inc. * (a)                             553            13
Freescale Semiconductor-B, Inc. *                5,711            99
Genesis Microchip, Inc. * (a)                      514             7
Integrated Circuit Systems, Inc. *               1,036            20
Integrated Device Technology, Inc. *             1,544            19
Intel Corp.                                     90,360         2,099
International Displayworks, Inc. * (a)             551             5
International Rectifier Corp. *                    937            43
Intersil Corp., Class A                          2,140            37
IXYS Corp. *                                       561             6
KLA-Tencor Corp.                                 2,782           128
Kopin Corp. *                                    1,459             4
Kulicke & Soffa Industries, Inc. * (a)             923             6
Lam Research Corp. *                             1,905            55
Lattice Semiconductor Corp. *                    1,961            11
Linear Technology Corp.                          4,331           166
LSI Logic Corp. * (a)                            5,638            32
LTX Corp. * (a)                                  1,229             5
Mattson Technology, Inc. *                         830             7
Maxim Integrated Products, Inc.                  4,616           189
MEMC Electronic Materials, Inc. *                3,009            40
Micrel, Inc. *                                   1,428            13
Microchip Technology, Inc.                       2,893            75
Micron Technology, Inc. *                        8,735            90
Microsemi Corp. *                                  892            15
MIPS Technologies, Inc., Class A * (a)             683             8
MKS Instruments, Inc. *                            849            13
Mykrolis Corp. *                                   703            10
Nanometrics, Inc. * (a)                            358             4
National Semiconductor Corp.                     5,125           106
Netlogic Microsystems, Inc * (a)                   323             4
Novellus Systems, Inc. *                         2,015            54
NVIDIA Corp. *                                   2,379            57
OmniVision Technologies, Inc. * (a)                840            13
ON Semiconductor Corp. *                         3,934            16
Pericom Semiconductor Corp. * (a)                  602             5
Photronics, Inc. *                                 511             9
Pixelworks, Inc. * (a)                             779             6
PLX Technology, Inc. * (a)                         484             5
Power Integrations, Inc. *                         483            10
QLogic Corp. *                                   1,365            55
Rambus, Inc. * (a)                               1,509            23
Rudolph Technologies, Inc. *                       338             5
Semitool, Inc. * (a)                               618             6
Semtech Corp. *                                  1,069            19
Sigmatel, Inc. * (a)                               505            19
Silicon Image, Inc. * (a)                        1,136            11
Silicon Laboratories, Inc. * (a)                   763            23
Siliconix, Inc. * (a)                              457            16
Skyworks Solutions, Inc. *                       2,234            14
Teradyne, Inc. *                                 2,814            41
Tessera Technologies, Inc. *                       597            26
Texas Instruments, Inc.                         24,742           631
Triquint Semiconductor, Inc. * (a)               2,252             8
Ultratech, Inc. *                                  432             6
Varian Semiconductor Equipment
 Associates, Inc.*                                 520            20
Veeco Instruments, Inc. * (a)                      497             7
Vitesse Semiconductor Corp. * (a)                3,468             9
Volterra Semiconductor Corp. *                     379             5
Xilinx, Inc.                                     4,925           144
Zoran Corp. *                                      713             7
                                                          ----------
                                                               5,833

SHIPBUILDING - 0.00%
Todd Shipyards Corp.                               291             5

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL    VALUE
                                                AMOUNT     (000's)
                                               ---------   --------
COMMON STOCKS (CONTINUED)

SOFTWARE - 2.97%
Activision, Inc. *                                2,653    $     39
Advent Software, Inc. *                             508           9
Allscripts Heathcare Solution, Inc. * (a)           645           9
Altiris, Inc. * (a)                                 402          10
American Reprographics Company *                    706          10
ANSYS, Inc. *                                       460          16
Ascential Software Corp. *                          903          17
Aspen Technology, Inc. * (a)                        831           5
Autodesk, Inc. *                                  3,310          99
Avid Technology, Inc. *                             486          26
BEA Systems, Inc. *                               5,945          47
Blackbaud, Inc. (a)                                 674           8
Blackboard, Inc. * (a)                              424           7
BMC Software, Inc. *                              3,218          48
Borland Software Corp. *                          1,265          10
Bottomline Technologies, Inc. *                     395           5
Catapult Communications Corp. *                     250           5
CCC Information Services Group, Inc. *              291           7
CIBER, Inc. * (a)                                 1,051           8
Citrix Systems, Inc. *                            2,426          58
Computer Associates International, Inc.           8,366         227
Compuware Corp. *                                 5,650          41
Concord Communications, Inc. *                      450           5
Concur Technologies, Inc. * (a)                     627           5
Convera Corp. * (a)                                 841           4
Covansys Corp. *                                    611           9
Dendrite International, Inc. *                      630           9
Emageon, Inc. *                                     354           6
Embarcadero Tech, Inc. *                            622           4
Epicor Software Corp. *                             780          10
EPIQ Systems, Inc. * (a)                            364           5
Equinix, Inc. *                                     280          12
Faro Technologies, Inc. *                           239           6
Hyperion Solutions Corp. *                          561          25
Igate Corp. * (a)                                 1,161           4
InfoUSA, Inc.                                       915          10
Intermediate Telephone, Inc. (a)                    401          10
Intuit, Inc. *                                    2,731         120
iPass, Inc. * (a)                                 1,166           7
JDA Software Group, Inc. * (a)                      500           7
Keane, Inc. *                                       965          13
Lawson Software Inc. *                            1,661          10
Macrovision Corp. *                                 735          17
Magma Design Automation, Inc. * (a)                 579           7
Majesco Holdings, Inc. *                            410           5
Manhattan Associates, Inc. *                        468          10
Mantech International Corp. *                       449          10
MAPICS, Inc. *                                      469           6
MapInfo Corp. *                                     400           5
McDATA Corp., Class A * (a)                       1,951           7
Mercury Interactive Corp. *                       1,209          57
Micromuse, Inc. *                                 1,385           6
Microsoft Corp.                                 155,509       3,759
MicroStrategy, Inc. *                               240          13
Midway Games, Inc. * (a)                          1,274          13
Mission Resources Corp. * (a)                       813           6
Monolithic Power Systems, Inc. * (a)                516           5
Motive, Inc. *                                      468           5
MRO Software, Inc. * (a)                            467           7
Nassda Corp. * (a)                                  657           4
NAVTEQ Corp. *                                    1,264          55
NMS Communications Corp. *                          905           4
Novell, Inc. * (a)                                5,531          33
Open Solutions, Inc. * (a)                          333           7
OpenTV Corp., Class A * (a)                       2,173           6
Opsware, Inc. * (a)                               1,590           8
Oracle Corp. *                                   74,729         933
Packeteer, Inc. * (a)                               549           8
Parametric Technology Corp. *                     4,003          22
PDF Solutions, Inc. *                               446           6
Pegasystems, Inc. * (a)                             798           4
Plato Learning, Inc. * (a)                          637           5
QAD, Inc.                                           737           6
Quality Systems (a)                                 196           8
Red Hat, Inc. * (a)                               2,696          29
Scansoft, Inc. * (a)                              1,735           6
Secure Computing Corp. * (a)                        658           6
Seebeyond Technology Corp. * (a)                  1,585           5
Serena Software, Inc. * (a)                         667          16
Siebel Systems, Inc. *                            7,274          66
SPSS, Inc. *                                        333           6
SS&C Technologies, Inc. (a)                         362           8
Synplicity, Inc. *                                  727           4
Take-Two Interactive Software, Inc. * (a)           642          25
THQ, Inc. * (a)                                     580          16
Tradestation Group, Inc. * (a)                      834           5
Transaction Systems
 Architects, Inc., Class A *                        581          13
Ulticom, Inc. *                                     679           8
Ultimate Software Group, Inc. * (a)                 438           7
Verint Systems, Inc. *                              439          15
Websense, Inc. *                                    339          18
                                                           --------
                                                              6,292

STEEL - 0.21%
Alaska Steel Holding Corp. *                      1,607          18
Allegheny Technologies, Inc.                      1,366          33
Carpenter Technology Corp.                          355          21
International Steel Group, Inc. * (a)             1,371          54
NS Group, Inc. *                                    318          10
Nucor Corp.                                       2,259         130
Roanoke Electric Steel Corp.                        224           5
Ryerson Tull, Inc. (a)                              446           6
Schnitzer Steel Industries, Inc. (a)                453          15
Steel Dynamics, Inc. (a)                            715          24

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL    VALUE
                                                AMOUNT      (000's)
                                               ---------   --------
COMMON STOCKS (CONTINUED)

STEEL (CONTINUED)
Steel Technologies, Inc. (a)                       217     $      5
Texas Industries, Inc.                             303           16
United States Steel Corp.                         1,630          83
Wheeling-Pittsburgh Corp. *                         214           7
Worthington Industries, Inc.                      1,247          24
                                                           --------
                                                                451

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.66%
ADC Telecommunications, Inc. * (a)               11,961          24
ADTRAN, Inc.                                      1,190          21
Aeroflex, Inc. *                                  1,195          11
Alaska Communications Systems, Inc. (a)             744           7
American Tower Corp., Class A *                   3,236          59
Andrew Corp. *                                    2,350          28
Applied Signal Technology, Inc.                     213           5
Arris Group, Inc. * (a)                           1,403          10
Aspect Communications Corp. *                       985          10
At Road, Inc. * (a)                               1,091           4
Atheros Communications, Inc. * (a)                  725           7
Avaya, Inc. *                                     6,406          75
Brightpoint, Inc. *                                 336           6
Broadwing Corp. * (a)                             1,100           5
Carrier Access Corp. * (a)                          668           4
CellStar Corp. * (a)                                483           1
Ciena Corp. *                                     8,656          15
Citizens Communications Company                   4,836          63
Commonwealth Telephone
 Enterprises, Inc., (CTE) *                         312          15
Commscope, Inc. * (a)                               829          12
Comtech Telecommunications Corp. * (a)              222          12
Comverse Technology, Inc. *                       2,813          71
Corning, Inc. *                                  20,031         223
Crown Castle International Corp. *                3,262          52
CT Communications, Inc.                             607           6
Ditech Communications Corp. * (a)                   568           7
Fairpoint Communications, Inc. (a)                  570           9
Finisar Corp. * (a)                               4,188           5
General Communication, Inc. *                     1,012           9
Global Crossing, Ltd. * (a)                         360           6
Harmonic, Inc. * (a)                              1,134          11
Hungarian Telephone & Cable Corp. * (a)             310           6
InterDigital Communication Corp. *                  851          13
Intrado, Inc. * (a)                                 360           4
Iowa Telecommunications Services, Inc. (a)          539          11
J2 Global Communications, Inc. * (a)                356          12
JDS Uniphase Corp. *                             20,354          34
Level 3 Communications, Inc. * (a)               10,246          21
Lucent Technologies, Inc. * (a)                  61,910         170
Mastec, Inc. * (a)                                  853           7
MRV Communications, Inc. * (a)                    1,904           6
NETGEAR, Inc. * (a)                                 494           7
Newport Corp. *                                     711          10
NTL, Inc. *                                       1,261          80
Plantronics, Inc.                                   688          26
Polycom, Inc. *                                   1,459          25
Powerwave Technologies, Inc. * (a)                1,631          13
Premiere Global Services, Inc. *                  1,162          13
Price Communications Corp. * (a)                    802          14
QUALCOMM, Inc.                                   23,532         862
REMEC, Inc. * (a)                                 1,114           6
SBA Communications Corp. * (a)                    1,038          10
SBC Communications, Inc.                         47,378       1,122
Scientific-Atlanta, Inc.                          2,187          62
Shenandoah Telecommunications Company (a)           230           7
Sonus Networks, Inc. * (a)                        3,652          16
Spectralink Corp. (a)                               356           5
Spectrasite, Inc. *                                 689          40
Stratex Networks, Inc. * (a)                      2,217           4
Sure West Communications (a)                        372           9
Symmetricom, Inc. *                                 722           8
Tekelec *                                           942          15
Tellabs, Inc. *                                   6,697          49
Terayon Communication Systems, Inc. * (a)         1,381           4
UTStarcom, Inc. * (a)                             1,689          19
Viasat, Inc. * (a)                                  436           8
Westell Technologies, Inc., Class A * (a)         1,166           6
                                                           --------
                                                              3,517

TELEPHONE - 1.64%
ALLTEL Corp.                                      4,317         237
AT&T Corp.                                       11,337         213
Atlantic Tele-Network, Inc.                         192           6
BellSouth Corp.                                  26,165         688
Centennial Communications Corp., Class A * (a)    1,581          17
CenturyTel, Inc.                                  1,879          62
Cincinnati Bell, Inc. *                           3,841          16
Harris Corp.                                      1,882          61
IDT, Corp. * (a)                                  1,436          21
MCI, Inc.                                         4,514         112
North Pittsburgh Systems, Inc. (a)                  360           7
Qwest Communications International, Inc. * (a)   25,843          96
Sprint Corp. (FON Group)                         20,391         464
U.S. Cellular Corp. *                             1,240          57
Valor Communications Group, Inc. (a)              1,105          16
Verizon Communications, Inc.                     39,564       1,404
                                                           --------
                                                              3,477

TIRES & RUBBER - 0.04%
Bandag, Inc.                                        302          14
Cooper Tire & Rubber Company                      1,105          21
Goodyear Tire & Rubber Company * (a)              2,555          34
Myers Indiana, Inc.                                 576           8
                                                           --------
                                                                 77

TOBACCO - 1.06%
Altria Group, Inc.                              29,315        1,917

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL    VALUE
                                                AMOUNT     (000's)
                                               ---------   --------
COMMON STOCKS (CONTINUED)

TOBACCO (CONTINUED)
Dimon, Inc. (a)                                  1,039     $      6
Reynolds American, Inc. (a)                      2,085          168
Schweitzer Mauduit International, Inc.             271            9
Standard Commercial Corp. (a)                      330            6
Universal Corp.                                    317           15
UST, Inc.                                        2,320          120
Vector Group, Ltd. (a)                             665           10
                                                           --------
                                                              2,251

TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Hasbro, Inc.                                     2,520           51
Jakks Pacific, Inc. * (a)                          401            9
Marval Enterprises, Inc. * (a)                   1,600           32
Mattel, Inc.                                     5,882          126
Russ Berrie & Company, Inc. (a)                    433            8
Toys R Us, Inc. *                                3,044           78
                                                           --------
                                                                304

TRANSPORTATION - 0.32%
Alexander & Baldwin, Inc.                          612           25
C. H. Robinson Worldwide, Inc.                   1,181           61
Expeditors International of Washington, Inc.     1,501           80
Frozen Food Express Industries, Inc. * (a)         402            5
General Maritime Corp. * (a)                       535           26
Harley-Davidson, Inc.                            4,188          242
Heartland Express, Inc.                          1,076           21
Kirby Corp. *                                      360           15
Laidlaw International, Inc. *                    1,500           31
Macquarie Infrastructure Company Trust *           380           11
Marten Transport, Ltd. *                           285            6
Martin Midstream Partners LP (a)                   261            9
Offshore Logistics, Inc. *                         321           11
Overseas Shipholding Group, Inc.                   560           35
Pacer International, Inc. *                        596           14
RailAmerica, Inc. * (a)                            660            8
SCS Transportation, Inc. *                         280            5
Seabulk International, Inc. * (a)                  422            9
U. S. Xpress Enterprises, Inc., Class A *          273            4
Universal Truckload Services, Inc. *               287            6
USA Truck, Inc. * (a)                              228            5
Yellow Roadway Corp. * (a)                         675           40
                                                           --------
                                                                669

TRAVEL SERVICES - 0.46%
Ambassadors Group, Inc. (a)                        195            7
American Express Company                        17,938          921
Pegasus Solutions, Inc. * (a)                      466            5
Sabre Holdings Corp.                             1,955           43
                                                           --------
                                                                976

TRUCKING & FREIGHT - 0.96%
Arkansas Best Corp.                                361           14
Celadon Group, Inc. *                              241            5
CNF, Inc.                                          715           33
Covenant Transport, Inc. *                         313            6
EGL, Inc. *                                        659           15
Fedex Corp.                                      4,261          400
Forward Air Corp.                                  334           14
Hub Group, Inc., Class A *                         158           10
J.B. Hunt Transport Services, Inc.               1,143           50
Knight Transportation, Inc.                        826           20
Landstar Systems, Inc. *                           871           29
Navistar International Corp. *                     992           36
Old Dominion Freight Lines, Inc. *                 356           11
OMI Corp.                                        1,308           25
Oshkosh Truck Corp.                                483           40
Overnite Corp.                                     419           13
Plains All American Pipeline, LP (a)               868           34
Quality Distribution, Inc. * (a)                   434            5
Ryder Systems, Inc.                                898           37
Swift Transportation, Inc. * (a)                 1,054           23
United Parcel Service, Inc., Class B            16,085        1,170
USF Corp.                                          422           20
Wabash National Corp. (a)                          479           12
Werner Enterprises, Inc.                         1,138           22
                                                           --------
                                                              2,044

UTILITY SERVICE - 0.00%
SJW Corp.                                          225            8
                                               -------     --------
TOTAL COMMON STOCKS (Cost $194,045)                        $207,644
                                               -------     --------
PREFERRED STOCKS - 0.00%

REAL ESTATE - 0.00%
Simon Properties Group, Inc., REIT *               171            9
                                               -------     --------
TOTAL PREFERRED STOCKS (Cost $9)                           $      9
                                               -------     --------
WARRANTS - 0.00%

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
  (Expiration date 10/24/2007; strike
  price $4.88) *                                    24            0
                                               -------     --------
TOTAL WARRANTS (Cost $0)                                   $      0
                                               -------     --------
RIGHTS - 0.00%

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. * (a)                      0            0
                                               -------     --------
TOTAL RIGHTS (Cost $0)                                     $      0
                                               -------     --------

CORPORATE BONDS - 0.00%

METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
  6.00% due 11/01/2014 (a)                     $ 4,000            4
                                               -------     --------
TOTAL CORPORATE BONDS (Cost $4)                            $      4
                                               -------     --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL        VALUE
                                            AMOUNT         (000's)
                                          ------------    ----------
SHORT TERM INVESTMENTS - 9.14%
Federal Home Loan Mortgage Corp.
  Discount Notes
  zero coupon due 04/12/2005              $  3,200,000    $   3,198
Lehman Brothers Holdings, Inc.
  2.85% due 04/01/2005                         100,000          100
State Street Navigator Securities Lending
  Prime Portfolio (c)                       15,088,288       15,088
United States Treasury Bills
  zero coupon due 04/28/2005 ****            1,000,000          998
                                          ------------    ---------
TOTAL SHORT TERM INVESTMENTS
(Cost $19,384)                                            $  19,384
                                                          ---------

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
 Corp. dated 03/31/2005 at
 2.40% to be repurchased at $85,006
 on 04/01/2005, collateralized by
 $70,000 U.S. Treasury Bonds, 7.2 5%
 due 05/15/2016 (valued at $87,65 7,
 including interest) (c)                  $     85,000    $      85
                                          ------------    ---------
TOTAL REPURCHASE AGREEMENTS (Cost $85)                    $      85
                                                          ---------
TOTAL INVESTMENTS (TOTAL STOCK
  MARKET INDEX TRUST)
  (COST $213,527) - 107.04%                               $ 227,126
LIABILITIES IN EXCESS OF OTHER
    ASSETS - (7.04)%                                        (14,943)
                                                          ---------
TOTAL NET ASSETS - 100.00%                                $ 212,183
                                                          =========

500 INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL    VALUE
                                                AMOUNT     (000's)
                                               ---------  ----------
COMMON STOCKS - 99.97%

ADVERTISING - 0.23%
Monster Worldwide, Inc. *                       13,566    $      380
Omnicom Group, Inc.                             20,941         1,854
The Interpublic Group of Companies, Inc. *      47,527           584
                                                          ----------
                                                               2,818

AEROSPACE - 2.20%
Boeing Company                                  93,553         5,469
General Dynamics Corp.                          22,492         2,408
Goodrich Corp.                                  13,494           517
Honeywell International, Inc.                   95,615         3,558
Lockheed Martin Corp.                           45,116         2,755
Northrop Grumman Corp.                          40,489         2,185
Raytheon Company                                50,922         1,971
Rockwell Collins, Inc.                          20,048           954
Textron, Inc.                                   15,190         1,133
United Technologies Corp.                       57,561         5,852
                                                          ----------
                                                              26,802

AGRICULTURE - 0.30%
Archer-Daniels-Midland Company                  70,034         1,722
Monsanto Company                                29,926         1,930
                                                          ----------
                                                               3,652

AIR TRAVEL - 0.10%
Delta Air Lines, Inc. * (a)                     15,715            64
Southwest Airlines Company                      82,800         1,179
                                                          ----------
                                                               1,243


ALUMINUM - 0.24%
Alcoa, Inc.                                     97,947         2,977

APPAREL & TEXTILES - 0.49%
Cintas Corp.                                    16,790           694
Coach, Inc. *                                   21,487         1,217
Jones Apparel Group, Inc.                       13,758           461
Liz Claiborne, Inc.                             12,199           489
NIKE, Inc., Class B                             25,819         2,151
Reebok International, Ltd. (a)                   6,296           279
VF Corp.                                        11,237           664
                                                          ----------
                                                               5,955

AUTO PARTS - 0.27%
AutoZone, Inc. *                                 7,606           652
Dana Corp. (a)                                  16,876           216
Delphi Corp. (a)                                63,070           282
Genuine Parts Company                           19,636           854
Johnson Controls, Inc.                          21,485         1,198
Visteon Corp. * (a)                             14,558            83
                                                          ----------
                                                               3,285

AUTO SERVICES - 0.04%
AutoNation, Inc. *                              25,379           481

AUTOMOBILES - 0.46%
Ford Motor Company                             205,768         2,331
General Motors Corp. (a)                        63,479         1,866
PACCAR, Inc.                                    19,521         1,413
                                                          ----------
                                                               5,610

BANKING - 6.10%
AmSouth Bancorp, (a)                            39,909         1,036
Bank of America Corp.                          455,573        20,091
Bank of New York Company, Inc.                  87,485         2,541
BB&T Corp.                                      61,639         2,409
Comerica, Inc.                                  19,128         1,054
Compass Bancshares, Inc.                        13,887           630
Fifth Third Bancorp (a)                         58,451         2,512
First Horizon National Corp. (a)                13,838           564
Golden West Financial Corp.                     31,736         1,920
Huntington Bancshares, Inc. (a)                 26,058           623
KeyCorp                                         45,665         1,482
M&T Bank Corp.                                  11,052         1,128
Marshall & Ilsley Corp.                         23,353           975
National City Corp.                             66,783         2,237
North Fork Bancorporation, Inc.                 52,894         1,467
Northern Trust Corp.                            22,858           993
Regions Financial Corp. (a)                     52,214         1,692
Sovereign Bancorp, Inc.                         42,121           933
SunTrust Banks, Inc.                            38,119         2,747
US Bancorp                                     208,293         6,003
Wachovia Corp.                                 178,190         9,072

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL     VALUE
                                               AMOUNT      (000's)
                                              ---------   ----------
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Wells Fargo Company                            190,581    $  11,397
Zions BanCorp                                   10,098          697
                                                          ---------
                                                             74,203
BIOTECHNOLOGY - 1.07%
Amgen, Inc. *                                  140,788        8,195
Applera Corp. - Applied Biosystems Group        22,065          436
Biogen Idec, Inc. *                             37,487        1,294
Chiron Corp. *                                  16,589          582
Genzyme Corp. *                                 27,857        1,594
MedImmune, Inc. *                               27,954          666
Millipore Corp. *                                5,589          242
                                                          ---------
                                                             13,009
BROADCASTING - 1.24%
Clear Channel Communications, Inc.              59,235        2,042
News Corp.                                     323,967        5,482
Univision Communications, Inc., Class A *       32,803          908
Viacom, Inc., Class B                          191,622        6,674
                                                          ---------
                                                             15,106
BUILDING MATERIALS & CONSTRUCTION - 0.22%
American Standard Companies, Inc.               20,250          941
Masco Corp.                                     50,349        1,746
                                                          ---------
                                                              2,687
BUSINESS SERVICES - 1.90%
Affiliated Computer Services, Inc.,             14,236          758
Class A *
Automatic Data Processing, Inc.                 65,532        2,946
Cendant Corp.                                  118,587        2,436
Computer Sciences Corp. *                       21,477          985
Convergys Corp. *                               15,972          238
Electronic Arts, Inc. *                         34,608        1,792
Electronic Data Systems Corp.                   58,176        1,202
Equifax, Inc.                                   15,182          466
First Data Corp.                                90,121        3,543
Fluor Corp. (a)                                  9,615          533
Moody's Corp.                                   15,416        1,246
NCR Corp. *                                     20,928          706
Paychex, Inc.                                   39,969        1,312
Pitney Bowes, Inc.                              25,943        1,170
R.R. Donnelley & Sons Company                   24,208          765
Robert Half International, Inc. (a)             18,092          488
SunGuard Data Systems, Inc. *                   32,465        1,120
Unisys Corp. *                                  37,908          268
VERITAS Software Corp. * (a)                    47,442        1,102
                                                          ---------
                                                             23,076
CABLE AND TELEVISION - 1.44%
Comcast Corp., Class A *                       248,606        8,398
Time Warner, Inc. *                            516,514        9,065
                                                          ---------
                                                             17,463
CELLULAR COMMUNICATIONS - 0.63%
Motorola, Inc.                                 275,549        4,125
Nextel Communications, Inc., Class A *         126,628    $   3,599
                                                          ---------
                                                              7,724
CHEMICALS - 1.57%
Air Products & Chemicals, Inc.                  25,579        1,619
Ashland, Inc.                                    7,453          503
Dow Chemical Company                           107,168        5,342
E.I. Du Pont De Nemours & Company              112,049        5,741
Eastman Chemical Company                         8,758          517
Engelhard Corp. (a)                             13,732          412
Great Lakes Chemical Corp.                       5,781          186
Hercules, Inc. *                                12,583          182
PPG Industries, Inc.                            19,466        1,392
Praxair, Inc.                                   36,273        1,736
Rohm & Haas Company                             21,851        1,049
Sigma-Aldrich Corp.                              7,737          474
                                                          ---------
                                                             19,153
COLLEGES & UNIVERSITIES - 0.11%
Apollo Group, Inc., Class A *                   18,624        1,379

COMPUTERS & BUSINESS EQUIPMENT - 3.88%
Apple Computer, Inc. *                          91,839        3,827
Dell, Inc. *                                   276,358       10,617
EMC Corp. *                                    270,347        3,331
Gateway, Inc. * (a)                             33,597          135
Hewlett-Packard Company                        325,420        7,140
International Business Machines Corp.          183,485       16,767
Lexmark International, Inc. *                   14,231        1,138
Network Appliance, Inc. *                       41,149        1,138
Sun Microsystems, Inc. *                       379,625        1,534
Xerox Corp. *                                  107,595        1,630
                                                          ---------
                                                             47,257

CONSTRUCTION & MINING EQUIPMENT - 0.10%
National Oilwell, Inc. *                        18,858          880
Rowan Companies, Inc.                           12,052          361
                                                          ---------
                                                              1,241

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                        14,225          626
Vulcan Materials Company (a)                    11,567          657
                                                          ---------
                                                              1,283

CONTAINERS & GLASS - 0.15%
Ball Corp.                                      12,356          513
Bemis Company, Inc. (a)                         12,031          374
Pactiv Corp. *                                  16,681          389
Sealed Air Corp. *                               9,391          488
                                                          ---------
                                                              1,764

COSMETICS & TOILETRIES - 2.50%
Alberto Culver Company, Class B                  9,528          456
Avon Products, Inc.                             52,996        2,276
Colgate-Palmolive Company                       59,061        3,081
International Flavors & Fragrances, Inc.         9,956          393
Kimberly-Clark Corp.                            54,088        3,555

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL     VALUE
                                               AMOUNT      (000's)
                                              ---------   ---------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
The Gillette Company                           111,411    $   5,624
The Procter & Gamble Company                   283,504       15,026
                                                          ---------
                                                             30,411

CRUDE PETROLEUM & NATURAL GAS - 2.33%
Amerada Hess Corp.                               9,579          922
Apache Corp.                                    36,691        2,247
Burlington Resources, Inc.                      43,483        2,177
Chevron Texaco Corp.                           236,510       13,791
Devon Energy Corp.                              53,880        2,573
EOG Resources, Inc.                             26,858        1,309
Occidental Petroleum Corp.                      44,643        3,177
Sunoco, Inc.                                     7,796          807
XTO Energy, Inc.                                39,041        1,282
                                                          ---------
                                                             28,285

DOMESTIC OIL - 0.30%
Marathon Oil Corp.                              38,999        1,830
Unocal Corp.                                    30,409        1,876
                                                          ---------
                                                              3,706

ELECTRICAL EQUIPMENT - 3.98%
American Power Conversion Corp.                 20,206          527
Cooper Industries, Ltd., Class A                10,414          745
Emerson Electric Company                        47,126        3,060
General Electric Company                     1,191,202       42,955
Molex, Inc. (a)                                 18,846          497
Symbol Technologies, Inc.                       27,270          395
Tektronix, Inc.                                 10,045          246
                                                          ---------
                                                             48,425

ELECTRICAL UTILITIES - 2.79%
Allegheny Energy, Inc. * (a)                    15,450          319
Ameren Corp. (a)                                21,950        1,076
American Electric Power Company, Inc.           43,084        1,467
Calpine Corp. * (a)                             60,049          168
CenterPoint Energy, Inc. (a)                    32,519          391
Cinergy Corp. (a)                               21,511          872
CMS Energy Corp. * (a)                          21,968          286
Consolidated Edison, Inc. (a)                   27,261        1,150
Constellation Energy Group, Inc.                19,875        1,028
Dominion Resources, Inc.                        38,278        2,849
DTE Energy Company (a)                          19,550          889
Duke Energy Corp. (a)                          105,413        2,953
Edison International                            36,617        1,271
Entergy Corp.                                   23,955        1,693
Exelon Corp.                                    74,715        3,429
FirstEnergy Corp.                               37,069        1,555
FPL Group, Inc.                                 43,964        1,765
PG&E Corp. (a)                                  40,540        1,382
Pinnacle West Capital Corp. (a)                 10,291          438
PPL Corp.                                       21,255        1,148
Public Service Enterprise Group, Inc.           26,787        1,457
TECO Energy, Inc. (a)                           23,211          364
The AES Corp. *                                 72,916        1,194
The Southern Company                            83,484        2,657
TXU Corp.                                       26,998        2,150
                                                          ---------
                                                             33,951

ELECTRONICS - 0.46%
Adobe Systems, Inc.                             27,347        1,837
Agilent Technologies, Inc. *                    48,576        1,078
Jabil Circuit, Inc. *                           20,627          588
L-3 Communications Holdings, Inc.               12,942          919
Sanmina-SCI Corp. *                             58,825          307
Solectron Corp. *                              109,134          379
Thermo Electron Corp. *                         17,976          455
                                                          ---------
                                                              5,563

ENERGY - 0.25%
Progress Energy, Inc. (a)                       27,765        1,165
Sempra Energy                                   26,748        1,066
Xcel Energy, Inc. (a)                           45,056          774
                                                          ---------
                                                              3,005

FINANCIAL SERVICES - 8.35%
Bear Stearns Companies, Inc.                    12,733        1,272
Capital One Financial Corp.                     27,780        2,077
Charles Schwab Corp.                           129,017        1,356
CIT Group, Inc.                                 23,697          901
Citigroup, Inc.                                587,258       26,391
Countrywide Financial Corp.                     65,231        2,117
E*TRADE Financial Corp. *                       41,655          500
Federal Home Loan Mortgage Corp.                77,322        4,887
Federal National Mortgage Association          108,779        5,923
Federated Investors, Inc., Class B              10,693          303
Fiserv, Inc. * (a)                              21,720          865
Franklin Resources, Inc.                        22,230        1,526
H & R Block, Inc. (a)                           18,572          939
J.P. Morgan Chase & Company                    399,387       13,819
Janus Capital Group, Inc.                       26,556          371
Lehman Brothers Holdings, Inc.                  31,022        2,921
MBNA Corp.                                     143,593        3,525
Mellon Financial Corp.                          47,626        1,359
Merrill Lynch & Company, Inc.                  104,611        5,921
Morgan Stanley                                 125,055        7,159
PNC Financial Services Group                    31,765        1,635
Providian Financial Corp. *                     32,942          565
SLM Corp.                                       48,307        2,408
State Street Corp. (c)                          37,484        1,639
Synovus Financial Corp. (a)                     34,936          973
T. Rowe Price Group, Inc. (a)                   13,910          826
The Goldman Sachs Group, Inc.                   50,322        5,535
Washington Mutual, Inc.                         98,141        3,877
                                                          ---------
                                                            101,590

FOOD & BEVERAGES - 3.09%
Campbell Soup Company                           36,595        1,062
Coca-Cola Enterprises, Inc.                     39,641          813
ConAgra Foods, Inc.                             57,935        1,565

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL     VALUE
                                                AMOUNT     (000's)
                                              ---------   ---------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
General Mills, Inc.                             41,030    $   2,017
H.J. Heinz Company                              39,342        1,449
Hershey Foods Corp.                             24,587        1,487
Kellogg Company                                 39,445        1,707
McCormick & Company, Inc.                       15,261          525
PepsiCo, Inc.                                  188,603       10,002
Sara Lee Corp.                                  88,710        1,966
Starbucks Corp. *                               44,913        2,320
The Coca-Cola Company                          254,609       10,610
The Pepsi Bottling Group, Inc.                  22,221          619
William Wrigley Jr. Company                     21,981        1,441
                                                          ---------
                                                             37,583

FOREST PRODUCTS - 0.15%
Weyerhaeuser Company                            27,280        1,869

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                           21,448          619

GAS & PIPELINE UTILITIES - 0.40%
Dynegy, Inc., Class A * (a)                     37,218          146
El Paso Corp.                                   72,286          765
KeySpan Corp. (a)                               18,074          704
Kinder Morgan, Inc.                             12,343          934
Nicor, Inc. (a)                                  4,958          184
NiSource, Inc.                                  30,484          695
Peoples Energy Corp. (a)                         4,261          179
Williams Companies, Inc. (a)                    64,084        1,205
                                                          ---------
                                                              4,812

HEALTHCARE PRODUCTS - 3.87%
Bausch & Lomb, Inc.                              6,029          442
Baxter International, Inc.                      69,646        2,367
Becton, Dickinson & Company                     28,424        1,660
Biomet, Inc.                                    28,398        1,031
Boston Scientific Corp. *                       85,417        2,502
C.R. Bard, Inc.                                 11,771          801
Fisher Scientific International, Inc. *         13,181          750
Guidant Corp.                                   36,256        2,679
Johnson & Johnson                              334,199       22,445
Medtronic, Inc.                                135,933        6,926
St. Jude Medical, Inc. *                        40,560        1,460
Stryker Corp.                                   42,111        1,879
Zimmer Holdings, Inc. *                         27,725        2,157
                                                          ---------
                                                             47,099

HEALTHCARE SERVICES - 1.88%
Cardinal Health, Inc.                           48,731        2,719
Express Scripts, Inc. * (a)                      8,551          746
HCA, Inc.                                       46,265        2,478
Humana, Inc. *                                  18,073          577
IMS Health, Inc.                                26,068          636
Laboratory Corp. of America Holdings *(a)       15,177          732
McKesson Corp.                                  33,176        1,252
Medco Health Solutions, Inc. *                  30,946        1,534
Quest Diagnostics, Inc. (a)                     10,259        1,079
UnitedHealth Group, Inc.                        72,093        6,876
Wellpoint, Inc. *                               34,276        4,296
                                                          ---------
                                                             22,925

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp.                                     17,941        1,319

HOMEBUILDERS - 0.19%
Centex Corp.                                    14,223          815
KB Home (a)                                      4,681          550
Pulte Homes, Inc.                               13,316          980
                                                          ---------
                                                              2,345

HOTELS & RESTAURANTS - 0.98%
Darden Restaurants, Inc.                        16,605          510
Harrah's Entertainment, Inc. (a)                12,793          826
Hilton Hotels Corp.                             43,237          966
Marriott International, Inc., Class A           22,582        1,510
McDonald's Corp.                               142,968        4,452
Starwood Hotels & Resorts Worldwide, Inc.       23,878        1,433
Wendy's International, Inc.                     12,810          500
Yum! Brands, Inc.                               32,747        1,697
                                                          ---------
                                                             11,894

HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                             9,016          712
Maytag Corp. (a)                                 8,935          125
Whirlpool Corp. (a)                              7,514          509
                                                          ---------
                                                              1,346

HOUSEHOLD PRODUCTS - 0.25%
Fortune Brands, Inc.                            16,283        1,313
Newell Rubbermaid, Inc. (a)                     30,884          677
The Clorox Company                              17,238        1,086
                                                          ---------
                                                              3,076

INDUSTRIAL MACHINERY - 0.89%
Caterpillar, Inc.                               38,541        3,524
Cummins, Inc. (a)                                4,809          338
Deere & Company                                 27,746        1,863
Dover Corp.                                     22,893          865
Ingersoll-Rand Company, Class A                 19,478        1,551
ITT Industries, Inc.                            10,371          936
Pall Corp.                                      13,936          378
Parker-Hannifin Corp.                           13,506          823
W.W. Grainger, Inc.                              9,374          584
                                                          ---------
                                                             10,862

INSURANCE - 4.50%
ACE, Ltd.                                       31,940        1,318
Aetna, Inc.                                     33,083        2,480
AFLAC, Inc.                                     56,402        2,102
Ambac Financial Group, Inc.                     12,213          913
American International Group, Inc.             292,718       16,219
Aon Corp.                                       35,565          812
Chubb Corp.                                     21,529        1,707
CIGNA Corp.                                     14,785        1,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL     VALUE
                                                AMOUNT     (000's)
                                              ---------   ---------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Cincinnati Financial Corp.                      17,857    $     779
Hartford Financial Services Group, Inc.         33,234        2,278
Jefferson-Pilot Corp. (a)                       15,343          753
Lincoln National Corp.                          19,594          884
Marsh & McLennan Companies, Inc.                59,444        1,808
MBIA, Inc. (a)                                  15,816          827
MetLife, Inc.                                   82,371        3,221
MGIC Investment Corp. (a)                       10,877          671
Principal Financial Group, Inc.                 33,663        1,296
Progressive Corp.                               22,500        2,065
Prudential Financial, Inc.                      58,890        3,380
SAFECO Corp. (a)                                14,293          696
The Allstate Corp.                              76,333        4,127
The St. Paul Travelers Companies, Inc.          75,238        2,763
Torchmark, Inc.                                 12,150          634
UNUMProvident Corp. (a)                         33,442          569
XL Capital, Ltd., Class A                       15,625        1,131
                                                          ---------
                                                             54,753

INTERNATIONAL OIL - 1.13%
Anadarko Petroleum Corp.                        26,617        2,026
ConocoPhillips                                  78,199        8,433
Kerr-McGee Corp.                                18,344        1,437
Nabors Industries, Ltd. *                       15,914          941
Noble Corp.                                     15,236          856
                                                          ---------
                                                             13,693

INTERNET CONTENT - 0.41%
Yahoo!, Inc. *                                 146,545        4,968

INTERNET RETAIL - 0.42%
eBay, Inc. *                                   136,024        5,068

INTERNET SOFTWARE - 1.21%
Cisco Systems, Inc. *                          726,459       12,996
Symantec Corp. *                                79,742        1,701
                                                          ---------
                                                             14,697

LEISURE TIME - 0.92%
Brunswick Corp.                                 10,889          510
Carnival Corp.                                  59,211        3,068
International Game Technology, Inc.             38,778        1,034
The Walt Disney Company                        230,097        6,610
                                                          ---------
                                                             11,222
LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                               14,559          300
Waters Corp. *                                  13,581          486
                                                          ---------
                                                                786

LIQUOR -0.44%
Anheuser-Busch Companies, Inc.                  87,319        4,138
Brown Forman Corp., Class B                     10,130          555
Molson Coors Brewing Company, Class B (a)        9,034          697
                                                          ---------
                                                              5,390

MANUFACTURING - 1.84%
3M Company                                      86,810        7,439
Danaher Corp.                                   30,927        1,652
Eaton Corp.                                     17,184        1,124
Illinois Tool Works, Inc.                       30,875        2,764
Rockwell Automation, Inc.                       19,664        1,114
Snap-on, Inc.                                    6,511          207
The Stanley Works                                8,449          382
Tyco International, Ltd.                       226,257        7,647
                                                          ---------
                                                             22,329

MEDICAL-HOSPITALS - 0.14%
Health Management Associates, Inc., Class A     27,423          718
Manor Care, Inc.                                 9,686          352
Tenet Healthcare Corp. * (a)                    52,633          607
                                                          ---------
                                                              1,677

MINING -0.33%
Freeport-McMoran Copper & Gold, Inc.,
 Class B (a)                                    20,116          797
Newmont Mining Corp. (a)                        49,889        2,108
Phelps Dodge Corp. (a)                          10,863        1,105
                                                          ---------
                                                              4,010

NEWSPAPERS - 0.07%
Dow Jones & Company, Inc.                        7,934          296
Knight-Ridder, Inc.                              8,485          571
                                                          ---------
                                                                867
OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp.                            11,421          707
Office Depot, Inc. *                            35,152          780
OfficeMax, Inc. (a)                             10,503          352
                                                          ---------
                                                              1,839

PAPER - 0.44%
Georgia-Pacific Corp.                           29,202        1,036
International Paper Company                     55,106        2,027
Louisiana-Pacific Corp.                         12,448          313
MeadWestvaco Corp.                              22,775          725
Plum Creek Timber Company, Inc.                 20,657          737
Temple-Inland, Inc.                              6,430          467
                                                          ---------
                                                              5,305

PETROLEUM SERVICES - 4.64%
Baker Hughes, Inc.                              38,007        1,691
BJ Services Company                             18,258          947
Exxon Mobil Corp.                              717,626       42,771
Halliburton Company                             56,694        2,452
Schlumberger, Ltd.                              66,262        4,670
Transocean, Inc. *                              36,095        1,858
Valero Energy Corp.                             28,843        2,113
                                                          ---------
                                                             56,502

PHARMACEUTICALS - 5.63%
Abbott Laboratories                            175,203        8,168
Allergan, Inc.                                  14,791        1,028
AmerisourceBergen Corp. (a)                     12,487          715
Bristol-Myers Squibb Company                   219,613        5,591

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL      VALUE
                                               AMOUNT      (000's)
                                             ---------   ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Caremark Rx, Inc. *                            51,359    $    2,043
Eli Lilly & Company                           127,302         6,632
Forest Laboratories, Inc. *                    39,490         1,459
Gilead Sciences, Inc. *                        48,654         1,742
Hospira, Inc. *                                17,543           566
King Pharmaceuticals, Inc. *                   27,148           226
Merck & Company, Inc.                         248,154         8,033
Mylan Laboratories, Inc. (a)                   30,259           536
Pfizer, Inc.                                  838,473        22,027
Schering-Plough Corp.                         165,767         3,009
Watson Pharmaceuticals, Inc. *                 12,307           378
Wyeth                                         150,154         6,333
                                                         ----------
                                                             68,486

PHOTOGRAPHY - 0.09%
Eastman Kodak Company (a)                      32,219         1,049

PUBLISHING -0.52%
Gannett Company, Inc.                          28,228         2,232
McGraw-Hill Companies, Inc.                    21,404         1,868
Meredith Corp.                                  5,111           239
The New York Times Company, Class A            16,383           599
Tribune Company                                33,522         1,337
                                                         ----------
                                                              6,275
RAILROADS & EQUIPMENT - 0.58%
Burlington Northern Santa Fe Corp.             42,523         2,293
CSX Corp.                                      24,233         1,009
Norfolk Southern Corp.                         44,986         1,667
Union Pacific Corp.                            29,333         2,045
                                                         ----------
                                                              7,014

REAL ESTATE - 0.48%
Apartment Investment & Management
 Company, Class A, REIT                        10,750           400
Archstone-Smith Trust, REIT                    22,453           766
Equity Office Properties Trust, REIT           45,319         1,365
Equity Residential, REIT                       31,779         1,023
ProLogis, REIT                                 20,668           767
Simon Property Group, Inc., REIT               24,856         1,506
                                                         ----------
                                                              5,827

RETAIL GROCERY - 0.51%
Albertsons, Inc. (a)                           41,365           854
Safeway, Inc. * (a)                            50,293           932
SUPERVALU, Inc.                                15,184           506
Sysco Corp.                                    71,580         2,563
The Kroger Company *                           82,286         1,319
                                                         ----------
                                                              6,174

RETAIL TRADE - 5.64%
Bed Bath & Beyond, Inc. *                      34,009         1,243
Best Buy Company, Inc.                         33,553         1,812
Big Lots, Inc. *                               12,684           152
Circuit City Stores, Inc.                      21,497           345
Costco Wholesale Corp.                         53,086         2,345
CVS Corp.                                      44,962         2,366
Dillard's, Inc., Class A (a)                    7,938           214
Dollar General Corp. (a)                       33,879           742
Family Dollar Stores, Inc.                     18,848           572
Federated Department Stores, Inc.              19,016         1,210
Home Depot, Inc.                              246,795         9,437
J.C. Penney Company, Inc.                      32,098         1,667
Kohl's Corp. *                                 36,631         1,891
Limited Brands                                 42,936         1,043
Lowe's Companies, Inc.                         86,848         4,958
May Department Stores Company                  32,815         1,215
Nordstrom, Inc.                                14,168           785
RadioShack Corp.                               17,810           436
Sears Holdings Corp. * (a)                     11,737         1,563
Staples, Inc.                                  55,660         1,749
Target Corp.                                  100,633         5,034
The Gap, Inc.                                  82,768         1,808
The TJX Companies, Inc.                        54,156         1,334
Tiffany & Company                              16,352           565
Walgreen Company                              114,789         5,099
Wal-Mart Stores, Inc.                         380,752        19,080
                                                         ----------
                                                             68,665

SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. * (a)            30,497           223
Ecolab, Inc.                                   24,816           820
Waste Management, Inc.                         63,889         1,843
                                                         ----------
                                                              2,886

SEMICONDUCTORS - 3.10%
Advanced Micro Devices, Inc. *                 44,274           714
Altera Corp. *                                 41,841           827
Analog Devices, Inc.                           41,865         1,513
Applied Materials, Inc. *                     187,440         3,046
Applied Micro Circuits Corp. *                 34,624           114
Broadcom Corp., Class A *                      32,687           978
Freescale Semiconductor-B, Inc. * (a)          45,129           778
Intel Corp.                                   699,829        16,257
KLA-Tencor Corp.                               22,089         1,016
Linear Technology Corp.                        34,511         1,322
LSI Logic Corp. * (a)                          43,261           242
Maxim Integrated Products, Inc.                36,718         1,501
Micron Technology, Inc. *                      68,986           713
National Semiconductor Corp.                   39,931           823
Novellus Systems, Inc. *                       15,710           420
NVIDIA Corp. *                                 18,680           444
PMC-Sierra, Inc. * (a)                         20,205           178
QLogic Corp. *                                 10,322           418
Teradyne, Inc. *                               21,823           319
Texas Instruments, Inc.                       193,452         4,931
Xilinx, Inc.                                   39,168         1,145
                                                         ----------
                                                             37,699
SOFTWARE - 3.26%
Autodesk, Inc.                                 25,793           768

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL      VALUE
                                                    AMOUNT      (000's)
                                                 -----------  ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
BMC Software, Inc. *                                  24,897  $        373
Citrix Systems, Inc. *                                19,048           454
Computer Associates International, Inc.               59,814         1,621
Compuware Corp. *                                     43,531           313
Intuit, Inc. *                                        20,838           912
Mercury Interactive Corp. *                            9,488           450
Microsoft Corp.                                    1,137,191        27,486
Novell, Inc. * (a)                                    42,591           254
Oracle Corp. *                                       504,994         6,302
Parametric Technology Corp. *                         30,399           170
Siebel Systems, Inc. *                                57,856           528
                                                              ------------
                                                                    39,631

STEEL - 0.16%
Allegheny Technologies, Inc.                          10,060           243
Nucor Corp. (a)                                       17,956         1,034
United States Steel Corp.                             12,830           652
                                                              ------------
                                                                     1,929

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.81%
ADC Telecommunications, Inc. * (a)                    91,119           181
Andrew Corp. * (a)                                    18,094           212
Avaya, Inc. *                                         53,947           630
Ciena Corp. * (a)                                     64,312           111
Citizens Communications Company                       37,700           488
Comverse Technology, Inc. *                           22,213           560
Corning, Inc. *                                      158,434         1,763
JDS Uniphase Corp. *                                 162,363           271
Lucent Technologies, Inc. * (a)                      497,977         1,370
QUALCOMM, Inc.                                       184,964         6,779
SBC Communications, Inc.                             371,261         8,795
Scientific-Atlanta, Inc.                              17,090           482
Tellabs, Inc. *                                       51,922           379
                                                              ------------
                                                                    22,021

TELEPHONE - 2.05%
ALLTEL Corp.                                          34,001         1,865
AT&T Corp. (a)                                        89,948         1,686
BellSouth Corp. (a)                                  205,841         5,412
CenturyTel, Inc.                                      15,124           497
Qwest Communications International, Inc. * (a)       187,830           695
Sprint Corp. (FON Group)                             166,108         3,779
Verizon Communications, Inc.                         311,306        11,051
                                                              ------------
                                                                    24,985

TIRES & RUBBER -0.03%
Cooper Tire & Rubber Company                           7,886           145
Goodyear Tire & Rubber Company * (a)                  19,755           264
                                                              ------------
                                                                       409

TOBACCO - 1.42%
Altria Group, Inc.                                   232,483        15,202
Reynolds American, Inc. (a)                           13,087         1,055
UST, Inc.                                             18,579           960
                                                              ------------
                                                                    17,217

TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%
Hasbro, Inc.                                          18,759           384
Mattel, Inc.                                          46,830         1,000
Toys R Us, Inc. *                                     24,169           622
                                                              ------------
                                                                     2,006

TRANSPORTATION - 0.16%
Harley-Davidson, Inc.                                 32,814         1,895

TRAVEL SERVICES - 0.58%
American Express Company                             131,842         6,773
Sabre Holdings Corp. (a)                              14,782           323
                                                              ------------
                                                                     7,096

TRUCKING & FREIGHT - 1.06%
Fedex Corp.                                           33,864         3,182
Navistar International Corp. * (a)                     7,391           269
Ryder Systems, Inc.                                    7,203           300
United Parcel Service, Inc., Class B                 125,785         9,150
                                                              ------------
                                                                    12,901
                                                              ------------

TOTAL COMMON STOCKS (Cost $1,222,650)                            1,216,124
                                                              ------------
SHORT TERM INVESTMENTS - 4.59%
State Street Navigator Securities
 Lending Prime Portfolio (c)                     $53,895,108        53,895
United States Treasury Bills
  zero coupon due 04/28/2005                       2,000,000         1,996
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $55,892)                                                      55,891
                                                              ------------
TOTAL INVESTMENTS (500 INDEX TRUST)
 (COST $1,278,542) - 104.56%                                     1,272,015
LIABILITIES IN EXCESS OF OTHER
 ASSETS - (4.56)%                                                  (55,480)
                                                              ------------
TOTAL NET ASSETS - 100.00%                                       1,216,535
                                                              ============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

AUD    - Australian Dollar
CAD    - Canadian Dollar
CHF    - Swiss Franc
COP    - Colombian Peso
CZK    - Czech Koruna
DKK    - Danish Krone
EUR    - European Currency
FIM    - Finnish Markka
FRF    - French Franc
DEM    - German Deutsche Mark
GBP    - British Pound
GRD    - Greek Drachma
HKD    - Hong Kong Dollar
HUF    - Hungarian Forint
ITL    - Italian Lira
IEP    - Irish Punt
JPY    - Japanese Yen
MXN    - Mexican Peso
NLG    - Netherlands Guilder
NZD    - New Zealand Dollar
NOK    - Norweigan Krone
PHP    - Philippines Peso
PLN    - Polish Zloty
SEK    - Swedish Krona
SGD    - Singapore Dollar
TRL    - Turkish Lira
USD    - US Dollar
ZAR    - South African Rand

Key to Security Abbreviations and Legend

ADR    - American Depositary Receipts
ADS    - American Depositary Shares
CDO    - Collateralized Debt Obligation
ESOP   - Employee Stock Ownership Program
EWCO   - European Written Call Option
GDR    - Global Depositary Receipts
GTD    - Guaranteed
IO     - Interest Only (Carries notional principal amount)
MTN    - Medium Term Note
NIM    - Net Interest Margin
OTC    - Over The Counter
PLC    - Public Limited Company
PIK    - Paid In Kind
PO     - Principal Only
REIT   - Real Estate Investment Trust
REMIC  - Real Estate Mortgage Investment Conduit
SBI    - Shares Beneficial Interest
SADR   - Sponsored American Depositary Receipts
SPDR   - Standard & Poor's Depositary Receipts
TBA    - To Be Announced
+ Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*        Non-Income Producing
(a)      All or a portion of this security was out on loan
(b)      Floating Rate Note
(c)      Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)      Principal amount of security is adjusted for inflation
(e)      Security Fair Valued on March 31, 2005
**       Purchased on a forward commitment
*** At March 31, 2005, all or a portion of this security was pledged to cover forward commitments purchased.
**** At March 31, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT MARCH 31,2005:

                                                        SALE OF FUTURES CONTRACTS                  PURCHASE OF FUTURE CONTRACTS
                                                  ----------------------------------------    -------------------------------------
                                                   NUMBER                                      NUMBER
                                     EXPIRATION    OF OPEN         NOTIONAL    UNREALIZED      OF OPEN      NOTIONAL    UNREALIZED
                                        DATE      CONTRACTS         AMOUNT     GAIN/(LOSS)    CONTRACTS      AMOUNT     GAIN/(LOSS)
                                     ----------   ---------     ------------   -----------    ---------   ------------ ------------
ALL CAP CORE
Russell 2000 Index                    Jun-2005                                                     43     $ 13,282,700 ($   518,408)
S&P 500 Index                         Jun-2005                                                      3          887,925       (8,196)
                                                                                                                       ------------
                                                                                                                       ($   526,604)
                                                                                                                       ============

EQUITY INDEX
S&P 500 Index                         Jun-2005                                                     11     $  3,255,725 ($    61,763)
                                                                                                                       ============

STRATEGIC BOND
U.S. Treasury Bonds                   Jun-2005                                                    291     $ 32,410,125  $    19,013
                                                                                                                       ============
U.S. 2 yr Treasury Notes              Jun-2005      (143)       ($29,585,360)  ($  237,175)
U.S. 5 yr Treasury Notes              Jun-2005      (914)        (97,883,688)      157,911
U.S. 10 yr Treasury Notes             Jun-2005      (394)        (43,050,656)       64,280
                                                                               -----------
                                                                               ($   14,984)
                                                                               ===========

STRATEGIC INCOME
U.S. 10 yr Treasury Notes             Jun-2005        (9)       ($   983,391)   $   13,604
                                                                               ===========

GLOBAL BOND
10 yr German Euro-BUND                Jun-2005                                                    378     $ 58,139,216  $   413,915
Japan 10 yr Govt. Bonds               Jun-2005                                                     78      101,412,730    1,047,890
Eurodollar                            Jun-2005                                                    221       53,307,963     (458,575)
Eurodollar                            Sep-2005                                                    324       77,780,250     (334,950)
U.S. 10 yr Treasury Notes             Jun-2005                                                  1,814      198,207,844     (895,516)
U.S. Treasury Bonds                   Jun-2005                                                    161       17,931,375     (105,656)
                                                                                                                       ------------
                                                                                                                       ($   332,892)
                                                                                                                       ============

INVESTMENT QUALITY BOND
U.S. 5 yr Treasury Notes              Jun-2005      (250)       ($26,773,438)   $  135,894
U.S. 10 yr Treasury Notes             Jun-2005      (190)        (20,760,469)       99,213
                                                                               -----------
                                                                                $  235,107
                                                                               ===========

TOTAL RETURN
Japan 10 yr Government Bonds          Jun-2005                                                     16     $ 20,802,611  $   239,869
U.S. 10 yr Treasury Notes             Jun-2005                                                  2,284      249,562,688   (1,736,288)
U.S. Treasury Bonds                   Jun-2005                                                    325       36,196,875      526,063
Eurodollar                            Jun-2005                                                    458      110,475,325     (686,238)
Eurodollar                            Sep-2005                                                  1,760      422,510,000   (3,500,462)
Eurodollar                            Dec-2005                                                    818      195,839,425   (1,095,275)
Eurodollar                            Mar-2006                                                     33        7,888,650          825
Euribor                               Dec-2005                                                    160            2,813            -
                                                                                                                       ------------
                                                                                                                       ($ 6,251,506)
                                                                                                                       ============
Euribor                               Jun-2005      (202)       ($    22,920)   $   57,867
5 yr German Federal Republic Bonds    Jun-2005      (137)        (20,002,140)     (117,252)
Libor                                 Jul-2005       (82)               (968)       34,136
                                                                               -----------
                                                                               ($   25,249)
                                                                               ===========

REAL RETURN BOND
U.S. 10 yr Treasury Notes             Jun-2005                                                    352     $ 38,461,500  $    73,469
10 yr German Federal Republic
Bonds                                 Jun-2005                                                     17        2,614,727       16,974
10 yr German Federal Republic
Bonds                                 Aug-2005                                                     58              752            -
Eurodollar                            Jun-2005                                                     79       19,055,788     (154,050)
U.S. Treasury Bonds                   Jun-2005                                                     74        8,241,750       16,188
                                                                                                                       ------------
                                                                                                                            (47,419)
                                                                                                                       ============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS, CONTINUED

                                                 SALE OF FUTURES CONTRACTS        PURCHASE OF FUTURE CONTRACTS
                                             --------------------------------   -----------------------------------
                                              NUMBER                             NUMBER
                               EXPIRATION     OF OPEN   NOTIONAL  UNREALIZED     OF OPEN   NOTIONAL     UNREALIZED
                                  DATE       CONTRACTS   AMOUNT   GAIN/(LOSS)   CONTRACTS   AMOUNT      GAIN/(LOSS)
                               ----------    ---------  --------  -----------   ---------  -----------  -----------
U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Notes        Jun-2005                                           113     $12,101,594  ($ 45,433)
U.S. 10 yr Treasury Notes       Jun-2005                                           242      26,442,281   (161,502)
                                                                                                        ---------
                                                                                                        ($206,935)
                                                                                                        =========

SMALL CAP INDEX
Russell 2000 Index              Jun-2005                                            11     $ 3,397,900  ($115,452)
                                                                                                        =========

MID CAP INDEX
S&P Midcap 400 Index            Jun-2005                                            14     $ 4,631,200  ($ 87,359)
                                                                                                        =========

TOTAL STOCK MARKET INDEX
S&P 500 Index                   Jun-2005                                            12     $ 3,551,700  ($ 96,084)
Russell 2000 Index              Jun-2005                                             2         617,900    (29,214)
S&P Midcap 400 Index            Jun-2005                                             1         330,800    (11,907)
                                                                                                        ---------
                                                                                                        ($137,205)
                                                                                                        =========

500 INDEX
S&P 500 Index                   Jun-2005                                             5     $ 1,479,875  ($ 27,930)
                                                                                                        =========

AT MARCH 31, 2005, THE VALUES OF SECURITIES LOANED AND OF CASH COLLATERAL WERE AS FOLLOWS:

                            MARKET VALUE OF     VALUE OF CASH
                           SECURITIES LOANED      COLLATERAL
                           -----------------    -------------
Science & Technology          $ 26,444,596       $ 27,355,959
Pacific Rim (1)                 27,799,979         29,299,003
Emerging Growth                 45,259,517         46,486,818
Aggressive Growth               79,594,547         81,523,096
Emerging Small Company         114,743,174        117,750,478
Small Company Blend (2)         47,873,696         49,317,590
Small Company                   18,184,977         18,646,688
Dynamic Growth                  17,913,559         18,330,662
Mid Cap Stock                   98,497,676        100,990,923
Natural Resources              106,186,532        108,630,792
All Cap Growth                  17,540,219         17,958,905
Strategic Opportunities         53,980,277         55,314,369
Financial Services               9,048,600          9,265,207
International Stock            152,366,834        160,625,214
Overseas                       205,390,665        214,887,882
International Small Cap        116,434,707        123,353,667
International Value            223,088,254        233,970,247
Quantitative Mid Cap            12,622,724         12,922,602
Mid Cap Core                     5,027,615          5,150,650
Global                          93,949,792         98,241,748
Strategic Growth                22,939,892         23,486,366
Capital Appreciation             6,461,345          6,605,545
Quantitative All Cap            27,986,816         28,699,305
All Cap Core                     6,514,425          6,694,500
Large Cap Growth                21,930,049         22,688,688
Blue Chip Growth                26,554,219         27,134,096
Utilities                       10,331,065         10,617,838
Real Estate Securities          52,473,751         53,657,634
Small Cap Opportunities         56,777,323         58,109,196
Small Company Value             67,443,487         69,188,045
Special Value                    8,535,767          8,754,892
Mid Cap Value                   76,087,318         78,033,826
All Cap Value                   28,478,547         29,205,509
Equity Index                       909,025            937,398
Fundamental Value               41,403,536         42,352,287
Growth & Income                 34,307,386         35,159,050
Quantitative Value              11,788,629         12,099,625
Equity-Income                  121,242,293        124,430,443
Income & Value                  77,282,889         78,975,733
Global Allocation (3)           21,666,273         22,629,899
High Yield                     336,854,073        343,811,082
Strategic Bond                 120,198,952        122,849,279
Strategic Income                   794,561            811,225
Diversified Bond                   547,419            558,150
Investment Quality Bond         10,461,722         10,680,903
Total Return                     1,933,587          1,971,618
Small Cap Index (4)             55,324,882         56,934,065
Mid Cap Index (5)               28,775,988         29,494,314
Total Stock Market
Index (6)                       14,673,529         15,091,431
500 Index                       52,481,201         53,895,108
Small-Mid Cap Growth               672,600            689,002
Small Mid-Cap                      107,875            110,625

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

VALUES OF SECURITIES LOANED AND OF CASH COLLATERAL, CONTINUED

                                    MARKET VALUE OF    VALUE OF CASH
                                   SECURITIES LOANED    COLLATERAL
                                   -----------------   -------------
U.S. Large Cap                        $58,236,367       $59,926,733
Strategic Value                         9,443,645         9,817,953
Large Cap Value                        16,669,665        17,066,205
Classic Value                              84,084            85,800
International Equity Select               721,880           738,666
Select Growth                             148,336           151,744
Global Equity Select                      563,613           592,057

(1) Comprised of $29,287,936 and $11,067 of cash collateral and securities collateral, respectively.

(2) Comprised of $49,054,580 and $263,010 of cash collateral and securities collateral, respectively.

(3) Comprised of $22,600,970 and $28,929 of cash collateral and securities collateral, respectively.

(4) Comprised of $59,923,926 and $10,139 of cash collateral and securities collateral, respectively.

(5) Comprised of $29,412,169 and $82,145 of cash collateral and securities collateral, respectively.

(6) Comprised of $15,088,428 and $3,003 of cash collateral and securities collateral, respectively.

WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at March 31,2005:

                                      HEALTH SCIENCES            AGGRESSIVE GROWTH           GLOBAL BOND
                                  --------------------------   ----------------------  ------------------------
                                  NUMBER OF       PREMIUMS     NUMBER OF   PREMIUMS    NUMBER OF     PREMIUMS
                                  CONTRACTS       RECEIVED     CONTRACTS   RECEIVED    CONTRACTS     RECEIVED
                                  ---------      -----------   ---------  -----------  ----------   -----------
Options outstanding 12/31/2004      9,781        $ 3,029,283     1,706    $   179,722  21,200,387   $ 1,178,669
Options written                     9,209          3,134,556     1,299        128,592  17,201,186       362,102
Options closed & expired           (9,752)        (2,515,448)   (1,706)      (179,722)       (793)     (484,980)
                                   ------        -----------    ------    -----------  ----------   -----------
Options outstanding at 3/31/2005    9,238        $ 3,648,391     1,299    $   128,592  38,400,780   $ 1,055,791
                                   ======        ===========    ======    ===========  ==========   ===========

                                       TOTAL RETURN               REAL RETURN
                                  --------------------------   ----------------------
                                  NUMBER OF       PREMIUMS     NUMBER OF   PREMIUMS
                                  CONTRACTS       RECEIVED     CONTRACTS   RECEIVED
                                  ---------      -----------   ---------  -----------
Options outstanding 12/31/2004    31,601,762     $ 1,571,868         162  $    71,533
Options written                        2,182         992,882         500      112,219
Options closed & expired              (1,900)       (616,408)       (162)     (71,533)
                                  ----------     -----------   ---------  -----------
Options outstanding at 3/31/2005  31,602,044     $ 1,948,342         500  $   112,219
                                  ==========     ===========   =========  ===========

                                                                             NUMBER OF
PORTFOLIO DESCRIPTION                             TYPE    STRIKE PRICE       CONTRACTS   EXPIRATION DATE      VALUE
--------- -----------                             ----    ------------       ---------   ---------------    ---------
HEALTH SCIENCES
          Amgen, Inc.                             Call      $   60.00            (37)         Apr-05        ($  1,295)
          Biogen Idec, Inc.                       Put           65.00            (35)         Apr-05         (103,950)
          Inamed Corp.                            Call          65.00            (29)         Apr-05          (15,080)
          Sepracor, Inc.                          Call          65.00           (140)         Apr-05           (3,500)
          Sepracor, Inc.                          Put           60.00            (35)         Apr-05           (9,450)
          Sepracor, Inc.                          Put           65.00            (38)         Apr-05          (30,020)
          Serologicals Corp.                      Put           22.50            (13)         Apr-05              (65)
          Alexion Pharmaceuticals, Inc.           Put           22.50            (38)         May-05           (7,790)
          Amerisourcebergen Corp.                 Call          60.00           (120)         May-05          (13,200)
          Forest Labs, Inc.                       Call          40.00            (74)         May-05           (5,550)
          Imclone Systems, Inc.                   Call          50.00           (150)         May-05           (5,250)
          Imclone Systems, Inc.                   Call          40.00           (150)         May-05          (18,000)
          Imclone Systems, Inc.                   Call          45.00           (188)         May-05          (12,220)
          Medtronic, Inc.                         Put           55.00            (57)         May-05          (23,370)
          Medtronic, Inc.                         Call          50.00            (82)         May-05          (17,630)
          Neurocrine Biosciences, Inc.            Call          45.00            (74)         May-05           (2,220)
          United Therapeutics Corp.               Call          50.00            (84)         May-05           (8,820)
          Anthem, Inc.                            Call          90.00            (15)         Jun-05          (54,300)
          Community Health Systems, Inc.          Put           30.00            (28)         Jun-05             (560)
          Eyetech Pharmaceuticals, Inc.           Put           40.00            (38)         Jun-05          (47,500)
          Eyetech Pharmaceuticals, Inc.           Put           45.00            (71)         Jun-05         (123,540)
          Genentech, Inc.                         Put           50.00            (67)         Jun-05           (9,045)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT MARCH 31, 2005, CONTINUED

                                                                              NUMBER OF
PORTFOLIO  DESCRIPTION                              TYPE    STRIKE PRICE      CONTRACTS     EXPIRATION DATE     VALUE
---------  -----------                              ----    ------------      ---------     ---------------    --------
HEALTH SCIENCES, CONTINUED
           Genentech, Inc.                          Call          65.00           (52)           Jun-05        ($ 4,680)
           Genentech, Inc.                          Put           60.00           (40)           Jun-05         (22,000)
           Immucor Corp.                            Call          35.00           (33)           Jun-05          (3,300)
           Ivax Corp.                               Call          17.50          (121)           Jun-05         (34,485)
           Kinetic Concepts, Inc.                   Put           65.00           (38)           Jun-05         (24,320)
           Kinetic Concepts, Inc.                   Call          65.00           (78)           Jun-05         (10,920)
           Martek Biosciences Corp.                 Call          50.00           (73)           Jun-05         (76,650)
           Martek Biosciences Corp.                 Call          55.00           (37)           Jun-05         (24,050)
           Martek Biosciences Corp.                 Put           60.00           (27)           Jun-05         (14,580)
           Wellpoint, Inc.                          Put          105.00           (38)           Jun-05          (3,230)
           Allergan, Inc.                           Put           80.00            (8)           Jul-05          (8,400)
           Amgen, Inc.                              Put           60.00           (90)           Jul-05         (31,500)
           Biogen Idec, Inc.                        Call          45.00           (70)           Jul-05          (3,150)
           Biogen Idec, Inc.                        Put           45.00           (43)           Jul-05         (46,440)
           Biogen Idec, Inc.                        Call          40.00           (86)           Jul-05          (8,108)
           Biomet, Inc.                             Put           45.00           (30)           Jul-05         (27,900)
           Davita, Inc.                             Put           50.00            (1)           Jul-05            (800)
           Davita, Inc.                             Call          45.00           (72)           Jul-05          (6,480)
           Elan Corp. PLC                           Put           30.00           (19)           Jul-05         (51,300)
           Elan Corp. PLC                           Call          10.00          (445)           Jul-05          (4,450)
           Lilly (Eli) & Compnay                    Call          60.00           (31)           Jul-05          (2,325)
           Medicines Company                        Call          25.00          (113)           Jul-05         (11,300)
           Osi Pharmaceuticals, Inc.                Call          55.00           (77)           Jul-05          (9,240)
           Osi Pharmaceuticals, Inc.                Put           50.00           (53)           Jul-05         (55,120)
           Patterson Companies, Inc.                Put           45.00           (40)           Jul-05          (2,400)
           Sepracor, Inc.                           Put           60.00          (114)           Jul-05         (67,260)
           Sepracor, Inc.                           Call          75.00          (149)           Jul-05         (12,665)
           Sepracor, Inc.                           Call          70.00           (39)           Jul-05          (5,850)
           Shire Pharmaceuticals Group PLC          Put           40.00            (1)           Jul-05            (570)
           St Jude Medical, Inc.                    Put           40.00           (47)           Jul-05         (19,740)
           St Jude Medical, Inc.                    Call          40.00           (51)           Jul-05          (2,805)
           Sunrise Senior Living, Inc.              Put           45.00           (42)           Jul-05          (4,200)
           Wyeth                                    Call          45.00          (228)           Jul-05         (15,960)
           Wyeth                                    Call          40.00          (113)           Jul-05         (37,290)
           Cephalon, Inc.                           Call          55.00           (74)           Aug-05          (5,550)
           Edwards Lifesciences                     Put           50.00           (43)           Aug-05         (23,220)
           Gen Probe, Inc.                          Call          60.00          (113)           Aug-05          (2,825)
           Gen Probe, Inc.                          Put           50.00           (35)           Aug-05         (23,100)
           Gilead Sciences, Inc.                    Put           32.50           (45)           Aug-05          (6,300)
           Gilead Sciences, Inc.                    Call          40.00          (224)           Aug-05         (26,880)
           Imclone Systems, Inc.                    Call          50.00          (300)           Aug-05         (27,000)
           Neurocrine Biosciences, Inc.             Put           45.00           (37)           Aug-05         (26,640)
           Neurocrine Biosciences, Inc.             Call          50.00          (111)           Aug-05          (5,550)
           Onyx Pharmaceuticals, Inc.               Call          45.00          (107)           Aug-05         (21,082)
           Onyx Pharmaceuticals, Inc.               Put           30.00           (27)           Aug-05          (9,720)
           Community Health Systems, Inc.           Put           35.00           (36)           Sep-05          (7,020)
           Eyetech Pharmaceuticals, Inc.            Put           45.00           (30)           Sep-05         (52,800)
           Eyetech Pharmaceuticals, Inc.            Call          40.00          (147)           Sep-05         (22,785)
           Genentech, Inc.                          Call          70.00          (225)           Sep-05         (29,250)
           Genentech, Inc.                          Put           70.00           (43)           Sep-05         (62,350)
           Immucor Corp.                            Put           35.00           (38)           Sep-05         (24,700)
           Immucor Corp.                            Call          35.00           (33)           Sep-05          (6,435)
           Kinetic Concepts, Inc.                   Put           65.00           (17)           Sep-05         (12,920)
           Kinetic Concepts, Inc.                   Call          70.00           (32)           Sep-05          (5,600)
           LCA Vision, Inc.                         Put           35.00           (32)           Sep-05         (14,080)
           Valeant Pharmaceuticals, Inc.            Call          25.00           (56)           Sep-05          (4,760)
           AstraZeneca, PLC                         Put           45.00           (52)           Oct-05         (30,160)
           Chiron Corp.                             Call          45.00           (43)           Oct-05          (2,150)
           Encysive Pharmaceuticals, Inc.           Put           15.00           (36)           Oct-05         (17,280)
           Resmed, Inc.                             Put           65.00           (58)           Oct-05         (49,300)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT MARCH 31, 2005, CONTINUED

                                                                              NUMBER OF
PORTFOLIO  DESCRIPTION                              TYPE    STRIKE PRICE      CONTRACTS     EXPIRATION DATE     VALUE
---------  -----------                              ----    ------------      ---------     ---------------   -----------
HEALTH SCIENCES, CONTINUED
           Respironics, Inc.                        Put          65.00            (49)           Oct-05       ($   35,280)
           Shire Pharmaceuticals Group PLC          Call         37.50            (75)           Oct-05           (30,750)
           Imclone Systems, Inc.                    Call         40.00           (104)           Nov-05           (34,320)
           Abbott Labs                              Put          55.00            (60)           Jan-06           (51,600)
           Allergan, Inc.                           Put          80.00            (15)           Jan-06           (16,950)
           Amylin Pharmaceuticals, Inc.             Call         25.00           (151)           Jan-06           (23,405)
           Amylin Pharmaceuticals, Inc.             Call         22.50            (40)           Jan-06           (10,000)
           Amylin Pharmaceuticals, Inc.             Put          20.00            (28)           Jan-06           (14,280)
           Bausch & Lomb, Inc.                      Put          65.00            (37)           Jan-06            (7,215)
           Bausch & Lomb, Inc.                      Put          70.00            (31)           Jan-06           (10,540)
           Bausch & Lomb, Inc.                      Put          75.00            (34)           Jan-06           (18,700)
           Bausch & Lomb, Inc.                      Put          80.00            (34)           Jan-06           (28,220)
           Baxter International, Inc.               Put          35.00            (59)           Jan-06           (16,520)
           Baxter International, Inc.               Put          40.00            (38)           Jan-06           (23,180)
           Biogen Idec, Inc.                        Put          70.00            (45)           Jan-06          (159,750)
           Biogen Idec, Inc.                        Put          60.00            (37)           Jan-06           (94,350)
           Biogen Idec, Inc.                        Put          75.00            (37)           Jan-06          (149,850)
           Boston Scientific Corp.                  Put          40.00            (65)           Jan-06           (69,550)
           Celgene Corp.                            Put          35.00            (69)           Jan-06           (35,880)
           Coventry Health Care, Inc.               Put          60.00            (16)           Jan-06            (5,120)
           Coventry Health Care, Inc.               Put          65.00            (34)           Jan-06           (16,660)
           Coventry Health Care, Inc.               Put          50.00            (36)           Jan-06            (4,320)
           Davita, Inc.                             Put          50.00            (32)           Jan-06           (26,560)
           Elan Corp. PLC                           Put          25.00           (108)           Jan-06          (232,200)
           Elan Corp. PLC                           Put          30.00           (126)           Jan-06          (338,940)
           Genentech, Inc.                          Put          50.00            (37)           Jan-06           (12,950)
           Genentech, Inc.                          Put          65.00           (179)           Jan-06          (204,060)
           HCA, Inc.                                Put          50.00            (38)           Jan-06            (9,500)
           Icos Corp.                               Put          30.00            (46)           Jan-06           (37,260)
           Imclone Systems, Inc.                    Call         50.00           (151)           Jan-06           (24,160)
           Invitrogen Corp.                         Put          70.00            (54)           Jan-06           (33,480)
           Invitrogen Corp.                         Put          75.00            (38)           Jan-06           (34,200)
           Ivax Corp.                               Put          22.50            (79)           Jan-06           (30,020)
           Medtronic, Inc.                          Put          55.00            (23)           Jan-06           (11,960)
           Merck & Company, Inc.                    Put          30.00            (62)           Jan-06           (11,160)
           MGI Pharma, Inc.                         Put          22.50            (46)           Jan-06            (9,430)
           Pfizer, Inc.                             Call         32.50            (78)           Jan-06            (3,900)
           Pfizer, Inc.                             Call         30.00           (152)           Jan-06           (14,440)
           Schein Henry, Inc.                       Put          30.00            (24)           Jan-06            (2,040)
           Sepracor, Inc.                           Put          55.00            (76)           Jan-06           (48,640)
           Sepracor, Inc.                           Put          60.00            (82)           Jan-06           (68,060)
           Sepracor, Inc.                           Put          65.00            (52)           Jan-06           (58,760)
           Sepracor, Inc.                           Put          70.00            (15)           Jan-06           (21,600)
           Shire Pharmaceuticals Group PLC          Put          40.00            (64)           Jan-06           (39,680)
           St Jude Medical, Inc.                    Put          40.00            (39)           Jan-06           (18,720)
           Stryker Corp.                            Put          50.00            (44)           Jan-06           (30,360)
           Triad Hospitals, Inc.                    Put          40.00            (29)           Jan-06            (2,610)
           Triad Hospitals, Inc.                    Put          50.00            (26)           Jan-06           (10,737)
           Wyeth                                    Call         50.00           (152)           Jan-06           (11,400)
           Wyeth                                    Call         45.00           (225)           Jan-06           (47,250)
           Zimmer Holdings, Inc.                    Put          80.00            (11)           Jan-06            (9,434)
                                                                                                              -----------
                                                                                                              ($3,945,231)
                                                                                                              ===========
AGGRESSIVE GROWTH
           Davita, Inc.                             Call         45.00           (245)           Apr-05       ($    1,225)
           Hot Topic, Inc.                          Call         23.00           (290)           Apr-05            (8,700)
           Amdocs, Ltd.                             Call         30.00           (214)           Apr-05            (7,490)
           Ivax Corp.                               Call         20.00           (550)           Jun-05           (74,250)
                                                                                                              -----------
                                                                                                              ($   91,665)
                                                                                                              ===========

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS OUTSTANDING AT MARCH 31, 2005, CONTINUED

                                                                              NUMBER OF
PORTFOLIO  DESCRIPTION                              TYPE    STRIKE PRICE      CONTRACTS     EXPIRATION DATE     VALUE
---------  -----------                              ----    ------------      ----------    ---------------   -----------
GLOBAL BOND
           U. S. Treasury Notes 10Yr Futures        Put          107.00              (330)       Apr-05       ($   20,625)
           U. S. Treasury Bonds Futures             Put          108.00              (210)       May-05           (75,469)
           U. S. Treasury Notes 10Yr Futures        Call         113.00              (240)       May-05            (7,500)
           Interest Rate Swap 3 Month LIBOR         Call           4.55        (1,200,000)       May-05            (3,017)
           Credit Default Swap Option               Call           0.40        (7,000,000)       Jun-05            (2,188)
           Credit Default Swap Option               Put            0.48        (7,000,000)       Jun-05           (15,863)
           Credit Default Swap Option               Put            0.50        (2,000,000)       Jun-05            (2,503)
           Interest Rate Swap 3 Month LIBOR         Call           3.00        (6,900,000)       Aug-05          (357,689)
           Interest Rate Swap 3 Month LIBOR         Put            3.00        (6,900,000)       Aug-05            (8,259)
           Swap Option 3 Month LIBOR                Put            5.75          (700,000)       Aug-05              (838)
           Swap Option 3 Month LIBOR                Call           5.75          (700,000)       Aug-05           (36,287)
           Interest Rate Swap 3 Month LIBOR         Put            6.00        (2,500,000)       Sep-05            (3,228)
           Swap Option 3 Month LIBOR                Call           4.00        (2,500,000)       Sep-05            (2,378)
           Interest Rate Swap 3 Month LIBOR         Call           4.38        (1,000,000)       Dec-06            (9,720)
                                                                                                              -----------
                                                                                                              ($  545,562)
                                                                                                              ===========
TOTAL RETURN
           U.S. Treasury Notes 10Yr Futures         Call         114.00              (164)       May-05       ($    2,562)
           U.S. Treasury Bonds Futures              Call         118.00               (13)       May-05              (406)
           U.S. Treasury Bonds Futures              Put          108.00              (519)       May-05          (186,516)
           U.S. Treasury Bonds Futures              Call         116.00              (206)       May-05           (22,531)
           U.S. Treasury Notes 10Yr Futures         Put          108.00              (467)       May-05          (197,016)
           U.S. Treasury Notes 10Yr Futures         Call         113.00              (384)       May-05           (12,000)
           U.S. Treasury Bonds Futures              Put          111.00              (260)       May-05          (320,937)
           U.S. Treasury Notes 10Yr Futures         Call         112.00               (31)       May-05            (2,422)
           Interest Rate Swap 3 Month LIBOR         Put            6.70       (11,600,000)       Jun-05               (12)
           Interest Rate Swap 3 Month LIBOR         Call           6.00       (20,000,000)       Jun-05        (1,368,280)
                                                                                                              -----------
                                                                                                              ($2,112,682)
                                                                                                              ===========
REAL RETURN
           U.S. Treasury Notes 10Yr Futures         Put          107.00              (250)       May-05       ($   50,781)
           U.S. Treasury Notes 10Yr Futures         Call         113.00               (76)       May-05            (2,375)
           U.S. Treasury Notes 10Yr Futures         Call         112.00              (174)       May-05           (13,594)
                                                                                                              -----------
                                                                                                              ($   66,750)
                                                                                                              ===========

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN GLOBAL BOND, TOTAL RETURN AND REAL RETURN BOND AS OF MARCH 31, 2005:

                                                                                                                        UNREALIZED
                                           EFFECTIVE   TERMINATION                                                     APPRECIATION
  NOTIONAL AMOUNT          COUNTER PARTY      DATE         DATE         PAYMENT           RECEIPT         FREQUENCY   (DEPRECIATION)
 -----------------        ---------------  ----------  -----------  ---------------  -----------------  ------------- --------------
GLOBAL BOND
        11,200,000   USD  Bank of America   6/15/2005   6/15/2010     Fixed 4.00%      3 Month LIBOR    semi-annually   $  346,847
        64,300,000   USD  Bank of America   6/15/2005   6/15/2015     Fixed 5.00%      3 Month LIBOR      quarterly        (21,549)
         1,100,000   EUR  Barclays Bank     6/17/2005   6/17/2015     Fixed 4.50%      6 Month EBOR     semi-annually      (87,105)
        13,500,000   GBP  Barclays Bank     9/15/2005   9/15/2010    6 Month LIBOR      Fixed 5.00%     semi-annually      (19,435)
         7,600,000   GBP  Barclays Bank     9/15/2005   9/15/2015    6 Month LIBOR      Fixed 5.00%     semi-annually      (10,946)
           800,000   EUR  Barclays Bank     3/15/2005   3/15/2007   6 Month EURIBOR     Fixed 4.00%       annually          27,075
        22,000,000   EUR  Barclays Bank     6/17/2005   6/17/2008   6 Month EURIBOR     Fixed 4.00%       annually         872,368
         9,900,000   EUR  Barclays Bank     6/16/2004   6/16/2011     Fixed 3.75%     6 Month EURIBOR     annually        (310,125)
         5,300,000   EUR  Barclays Bank     6/17/2005   6/17/2010    6 Month LIBOR      Fixed 4.00%     semi-annually      244,503
         1,900,000   EUR  Barclays Bank     6/18/2014   6/18/2034     fixed 6.00%      6 Month LIBOR    semi-annually      289,558
        15,600,000   AUD  Citibank          6/15/2005   6/15/2015     Fixed 6.00%      6 Month LIBOR    semi-annually       94,801
        12,300,000   EUR  Citibank          6/17/2005   6/17/2012    6 Month LIBOR      Fixed 5.00%     semi-annually   (1,489,865)
         1,340,000   EUR  Citibank         12/15/2004  12/15/2014     Fixed 4.00%     6 Month EURIBOR     annually         (43,820)
        27,400,000   AUD  Citibank          6/15/2005   6/15/2010    6 Month LIBOR      Fixed 6.00%     semi-annually      (50,095)
       310,000,000   JPY  Goldman Sachs     3/21/2002   9/12/2011     Fixed 1.30%    6 Month LIBOR-BBA  semi-annually      (77,914)
        43,000,000   HKD  Goldman Sachs      2/8/2001    2/8/2006    Fixed 5.753%      3 Month HIBOR      quarterly       (127,969)
       670,000,000   JPY  Goldman Sachs     6/15/2005   6/15/2012     Fixed 2.00%    6 Month LIBOR-BBA  semi-annually     (416,667)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2005, CONTINUED

                                                                                                                        UNREALIZED
                                           EFFECTIVE   TERMINATION                                                     APPRECIATION
 NOTIONAL AMOUNT          COUNTER PARTY       DATE        DATE          PAYMENT           RECEIPT         FREQUENCY   (DEPRECIATION)
-----------------        ---------------   ----------  -----------  ---------------  -----------------  ------------- --------------
GLOBAL BOND,
 CONTINUED
          800,000   CAD  JP Morgan          6/15/2005    6/15/2035    Fixed 5.50%       3 Month CBK       quarterly    $    32,637
          200,000   EUR  JP Morgan          6/17/2005    6/17/2012   6 Month LIBOR      Fixed 5.00%     semi-annually      (24,225)
       58,600,000   HKD  JP Morgan         12/17/2003   12/17/2008   Fixed 4.235%      3 Month HIBOR      quarterly        (39,915)
        2,100,000   EUR  JP Morgan          6/17/2005    6/17/2010   6 Month LIBOR      Fixed 4.00%     semi-annually       96,878
          100,000   EUR  JP Morgan          6/18/2014    6/18/2034    Fixed 6.00%      6 Month LIBOR    semi-annually       15,240
        3,200,000   USD  Lehman Brothers    6/15/2005    6/15/2010    Fixed 4.00%      3 Month LIBOR    semi-annually       99,099
       58,000,000   USD  Lehman Brothers    6/15/2005    6/15/2015    Fixed 5.00%      3 Month LIBOR      quarterly        (19,438)
          400,000   USD  Lehman Brothers    6/15/2005    6/15/2025    Fixed 6.00%      3 Month LIBOR    semi-annually      (37,324)
       35,100,000   USD  Lehman Brothers    6/15/2005     6/5/2012    Fixed 5.00%      3 Month LIBOR      quarterly       (332,541)
      111,000,000   USD  Lehman Brothers    6/15/2005    6/15/2006   3 Month LIBOR      Fixed 3.00%       quarterly     (1,166,511)
       55,500,000   USD  Lehman Brothers    6/15/2005    6/15/2007    Fixed 4.00%      3 Month LIBOR      quarterly        363,889
      325,000,000   JPY  Lehman Brothers   12/20/2004   12/20/2013    Fixed 2.00%    6 Month LIBOR-BBA  semi-annually     (196,402)
          700,000   USD  Merrill Lynch      6/15/2005    6/15/2015    Fixed 5.00%      3 Month LIBOR    semi-annually         (235)
       17,000,000   EUR  Merrill Lynch      3/15/2005    3/15/2007  6 Month EURIBOR      Fixed 4.0%       annually         575,340
          300,000   EUR  Merrill Lynch      6/17/2005    6/17/2010   6 Month LIBOR      Fixed 4.00%     semi-annually       13,846
        2,000,000   EUR  Morgan Stanley     9/17/2001     3/1/2031    Fixed 6.00%      6 Month EURIBOR   emi-annually     (746,792)
        3,900,000   EUR  Morgan Stanley     6/17/2002   12/15/2031    Fixed 5.50%      6 Month EURIBOR     annually     (1,061,184)
       65,900,000   USD  Morgan Stanley     6/15/2005    6/15/2015    Fixed 5.00%      3 Month LIBOR    semi-annually      (22,085)
        1,300,000   EUR  Morgan Stanley     6/17/2005    6/17/2010     Fixed 4.00%      6 Month LIBOR   semi-annually       59,999
        4,800,000   GBP  Morgan Stanley     9/15/2005    9/15/2010   6 Month LIBOR      Fixed 5.00%     semi-annually       (6,910)
    4,500,000,000   JPY  Morgan Stanley     3/20/2007    3/20/2009    Fixed 1.00%      6 Month LIBOR    semi-annually      214,097
        2,700,000   GBP  Morgan Stanley     9/15/2005    9/15/2015   6 Month LIBOR      Fixed 5.00%     semi-annually       (3,889)
        9,400,000   AUD  UBS Warburg        6/15/2005    6/15/2015   6 Month LIBOR      Fixed 6.00%     semi-annually       57,123
       16,600,000   AUD  UBS Warburg        6/15/2005    6/15/2010   6 Month LIBOR      Fixed 6.00%     semi-annually      (30,350)
        2,000,000   GBP  UBS Warburg        9/15/2005    9/15/2015   6 Month LIBOR      Fixed 5.00%     semi-annually       (2,880)
        3,600,000   GBP  UBS Warburg        9/15/2005    9/15/2010   6 Month LIBOR      Fixed 5.00%     semi-annually       (5,183)
        3,400,000   EUR  UBS Warburg        6/17/2005    6/17/2010   6 Month LIBOR      Fixed 4.00%     semi-annually      156,919
        1,100,000   EUR  UBS Warburg       12/15/2004   12/15/2014    Fixed 5.00%     6 Month EURIBOR     annually        (152,322)
      330,000,000   JPY  UBS Warburg        3/22/2004    3/20/2012    Fixed 0.80%    6 Month LIBOR-BBA  semi-annually       32,997
        6,100,000   EUR  UBS Warburg       12/15/2004   12/15/2014    Fixed 4.00%     6 Month EURIBOR     annually        (199,480)
                                                                                                                      ------------
                                                                                                                      ($ 3,109,940)
                                                                                                                      ============
 TOTAL RETURN
        1,400,000   CAD  Bank of America   12/16/2014   12/16/2019    3 Month CBK       Fixed 6.00%     semi-annually  $     3,681
       12,500,000   GBP  Barclays Bank PLC  6/16/2005   6/16/2011    6 Month LIBOR      Fixed 5.00%     semi-annually      (22,036)
      258,000,000   JPY  Goldman Sachs      6/15/2005    6/15/2012    Fixed 2.00%    6 Month LIBOR-BBA  semi-annually     (160,448)
      130,000,000   JPY  Goldman Sachs      6/15/2005    6/15/2012    Fixed 2.00%    6 Month LIBOR-BBA  semi-annually      (80,846)
        3,800,000   EUR  JP Morgan          6/18/2014    6/18/1934  6 Month EURIBOR     Fixed 6.00%       annually         579,117
        2,900,000   EUR  JP Morgan          3/15/2017    3/15/2032  6 Month EURIBOR     Fixed 6.00%       annually         317,513
        1,400,000   GBP  JP Morgan          3/15/2017    3/15/2032    Fixed 5.00%    6 Month LIBOR-BBA  semi-annually      (59,887)
       26,000,000   USD  Lehman Brothers    6/15/2005    6/15/2015    Fixed 5.00%    6 Month LIBOR-BBA  semi-annually       (8,713)
        1,700,000   EUR  Merrill Lynch      6/18/2014    6/18/2034  6 Month EURBOR      Fixed 4.00%     semi-annually      259,078
        6,800,000   USD  Morgan Stanley     6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually       (2,279)
      390,000,000   JPY  Morgan Stanley     6/15/2005    6/15/2012    Fixed 2.00%    3 Month LIBOR-BBA  semi-annually     (242,537)
        2,700,000   EUR  UBS Warburg        3/15/2017    3/15/2032  6 Month EURIBOR     Fixed 6.00%       annually         295,616
        1,700,000   GBP  UBS Warburg        3/15/2017    3/15/2032    Fixed 5.00%    6 Month LIBOR-BBA  semi-annually      (72,719)
    1,005,000,000   JPY  UBS Warburg        6/15/2005    6/15/2012    Fixed 2.00%    6 Month LIBOR-BBA  semi-annually     (625,000)
                                                                                                                      ------------
                                                                                                                       $   180,540
                                                                                                                      ============
 REAL RETURN

       24,100,000   USD  Bank of America    6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually ($     8,077)
        7,600,000   EUR  Barclays Bank      6/17/2005    6/17/2010  6 Month EURIBOR     Fixed 4.00%       annually         350,607
        7,500,000   EUR  Barclays Bank      6/17/2005    6/17/2015  6 Month EURIBOR     Fixed 5.00%       annually         997,545
        4,400,000   EUR  Barclays Bank      6/17/2005    6/17/2015  6 Month EURIBOR     Fixed 4.50%       annually         348,475
       41,200,000   USD  Goldman Sachs      6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually      (13,808)
        4,900,000   USD  JP Morgan          6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually       (1,642)
        4,000,000   EUR  JP Morgan          6/17/2005    6/17/2015  6 Month EURIBOR     Fixed 5.00%       annually         532,080
        3,200,000   USD  Lehman Brothers    6/15/2005    6/15/2010    Fixed 4.00%    3 Month LIBOR-BBA  semi-annually       99,099
          900,000   USD  Lehman Brothers    6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually         (302)
       34,100,000   USD  Morgan Stanley     6/15/2005    6/15/2015    Fixed 5.00%    3 Month LIBOR-BBA  semi-annually      (11,428)
                                                                                                                      ------------
                                                                                                                       $ 2,292,549
                                                                                                                      ============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of March 31, 2005:

                   FUND    IN EXCHANGE
                 RECEIVES/     FOR
                 PROVIDES    PREMIUM      PREMIUM
                  CREDIT   PAYMENTS OF    PAYMENT    EFFECTIVE TERMINATION  NOTIONAL                          DEFAULT
COUNTERPARTY    PROTECTION (PER ANNUM)   FREQUENCY      DATE      DATE       AMOUNT         ISSUER            AMOUNT
------------    ---------- ----------- ------------- --------- ----------- ----------- ------------------- -----------
GLOBAL BOND
Lehman Brothers  Receives     1.00%    semi-annually 7/28/2004  7/28/2005   $  100,000 Russian Federation  $10,000,000

TOTAL RETURN
JP Morgan        Receives     0.98%    semi-annually  8/4/2004  8/4/2005     2,000,000 Russian  Federation  10,000,000

                   UNREALIZED
                  APPRECIATION
COUNTERPARTY     (DEPRECIATION)
------------     --------------
GLOBAL BOND
Lehman Brothers   $         90
                 =============
TOTAL RETURN
JP Morgan        ($        460)
                 =============

At March 31, 2005, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                       TAX BASIS
                                                     NET UNREALIZED          TAX BASIS           TAX BASIS
                                                      APPRECIATION          UNREALIZED          UNREALIZED
PORTFOLIO                       TAX BASIS COST       (DEPRECIATION)        APPRECIATION        DEPRECIATION
---------                       --------------       --------------        ------------        ------------
Science & Technology            $  533,417,103        ($19,414,586)         $43,021,961         $62,436,547
Pacific Rim                        126,232,251          15,380,200           20,515,472           5,135,272
Health Sciences                    170,815,389           3,386,571           26,187,155          22,800,584
Emerging Growth                    311,875,874          20,169,097           32,030,780          11,861,683
Aggressive Growth                  500,210,620          27,587,606           44,406,558          16,818,952
Emerging Small Company             606,625,846          56,108,530           89,828,461          33,719,931
Small Company Blend                236,279,010           6,343,579           32,779,051          26,435,472
Small Company                       96,837,164           3,170,004            5,736,854           2,566,850
Dynamic Growth                     149,830,048          34,154,062           36,292,739           2,138,677
Mid Cap Stock                      597,752,862          57,328,285           70,420,262          13,091,977
Natural Resources                  577,616,901         181,962,546          189,704,213           7,741,667
All Cap Growth                     565,354,553          60,517,068           81,473,857          20,956,789
Strategic Opportunities            481,376,044          53,254,019           65,399,844          12,145,825
Financial Services                  79,810,338          19,814,767           20,770,379             955,612
International Stock                686,049,180         115,691,939          118,728,961           3,037,022
Overseas                           972,572,213          67,904,986           91,707,934          23,802,948
International Small Cap            547,760,828         115,549,105          123,625,373           8,076,268
International Value                988,629,382         146,312,301          156,261,049           9,948,748
Quantitative Mid Cap               131,312,097          20,963,619           22,517,250           1,553,631
Mid Cap Core                        74,142,132           6,810,298            7,596,811             786,513
Global                             434,478,954          36,842,279           48,865,774          12,023,495
Strategic Growth                   412,696,097          11,366,261           26,092,350          14,726,089
Capital Appreciation               241,429,262          21,494,320           28,102,427           6,608,107
U.S. Global Leaders Growth         102,398,085          (2,930,740)             635,184           3,565,924
Quantitative All Cap               332,210,779          14,039,391           28,105,816          14,066,425
All Cap Core                       251,743,916           9,344,959           18,895,836           9,550,877
Large Cap Growth                   438,297,132          30,937,546           59,357,462          28,419,916
Blue Chip Growth                 1,646,579,560         142,912,361          263,582,295         120,669,934
U.S. Large Cap                     816,073,496          91,225,399          123,048,252          31,822,853
Core Equity                        447,686,534          29,111,684           49,756,887          20,645,203
Strategic Value                    161,697,970           9,597,102           16,535,645           6,938,543
Large Cap Value                    196,422,586          28,958,556           31,972,177           3,013,621
Classic Value                       16,402,080             850,698            1,200,939             350,241
Utilities                           98,874,670          11,981,597           12,999,041           1,017,444
Real Estate Securities             821,714,213          96,291,685          101,274,997           4,983,312
Small Cap Opportunities            266,682,887          30,375,773           35,790,060           5,414,287
Small Company Value                649,926,158         192,580,377          214,375,142          21,794,765
Special Value                       56,699,137           6,230,159            6,991,750             761,591

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

FEDERAL TAX INFORMATION, CONTINUED

                                                                TAX BASIS
                                                              NET UNREALIZED         TAX BASIS           TAX BASIS
                                                               APPRECIATION         UNREALIZED          UNREALIZED
PORTFOLIO                                 TAX BASIS COST      (DEPRECIATION)       APPRECIATION        DEPRECIATION
---------                                 --------------      --------------       --------------      --------------
Mid Cap Value                             $  645,407,882      $  152,149,712       $  166,883,643      $   14,733,931
Value                                        256,167,896          36,514,090           40,519,195           4,005,105
All Cap Value                                392,690,844          55,811,714           62,205,089           6,393,375
Equity Index                                  83,611,098          (4,992,494)          13,765,202          18,757,696
Fundamental Value                            748,783,961         159,405,346          172,689,845          13,284,499
Growth & Income                            1,334,899,493          58,314,178          142,578,114          84,263,936
Great Companies-America                        2,277,185             265,765              279,005              13,240
Quantitative Value                           236,014,315          12,301,151           18,610,277           6,309,126
Equity-Income                              1,889,018,536         211,008,059          308,710,896          97,702,837
Income & Value                               722,448,498          60,741,965           80,465,105          19,723,140
Global Allocation                            233,585,794          14,651,552           18,762,591           4,111,039
High Yield                                 1,804,119,788          (5,305,973)          46,721,592          52,027,565
Strategic Bond                             1,397,441,815           1,816,842           19,490,433          17,673,591
Strategic Income                              22,682,026             483,218              630,395             147,177
Global Bond                                  863,915,590          27,296,617           31,296,757           4,000,140
Diversified Bond                             683,537,772          (5,036,713)           5,746,844          10,783,557
Investment Quality Bond                      455,309,088          13,647,934           19,092,999           5,445,065
Total Return                               1,984,419,822           5,159,847           10,238,867           5,079,020
Real Return Bond                           1,167,297,760           7,328,334            9,050,813           1,722,479
U.S. Government Securities                 1,143,732,108          (3,597,161)           1,375,728           4,972,889
Small Cap Index                              250,057,728          30,884,933           46,768,964          15,884,031
Mid Cap Index                                238,067,127          38,378,687           52,738,474          14,359,787
Total Stock Market Index                     213,539,829          13,586,535           36,346,333          22,759,798
500 Index                                    174,471,744          18,776,478           22,517,250           3,740,772
Lifestyle Aggressive 1000                    835,970,402         (26,959,474)                   -          26,959,474
Lifestyle Growth 820                       4,394,049,643        (114,870,931)             551,905         115,422,836
Lifestyle Balanced 640                     4,486,410,520         (99,375,336)             945,050         100,320,386
Lifestyle Moderate 460                     1,338,468,133         (26,762,187)             228,360          26,990,547
Lifestyle Conservative 280                   692,535,488          (9,840,650)             119,132           9,959,782
American Growth                              711,059,662          79,334,509           79,334,509                   -
American International                       350,022,390          34,698,111           34,698,111                   -
American Blue Chip Income and Growth         165,800,502          13,893,123           13,893,123                   -
American Growth-Income                       580,374,371          40,823,103           40,823,103                   -
Small-Mid Cap Growth                           3,126,232             507,951              623,998             116,047
Small Mid-Cap                                  2,284,753              76,415              183,304             106,889
International Equity Select                    3,260,316             364,335              370,261               5,926
Select Growth                                  2,871,853             205,659              304,316              98,657
Global Equity Select                           3,520,797             541,269              613,424              72,155
Core Value                                     3,130,237             320,350              426,948             106,598
High Grade Bond                                6,210,114             (41,412)              13,241              54,653

For information regarding the Trust's policy regarding valuation of investments, significant according policies and other disclosures, please refer to the Trust's most recent Annual Report dated December 31,2004.

JOHN HANCOCK TRUST HAS FOUR MASTER-FEEDER FUNDS WHICH INVEST EXCLUSIVELY IN CLASS 2 SHARES OF THE AMERICAN GROWTH FUND, THE AMERICAN INTERNATIONAL FUND, THE AMERICAN BLUE CHIP INCOME AND GROWTH FUND, AND THE AMERICAN GROWTH-INCOME FUND, EACH OF WHICH ARE SERIES OF AMERICAN FUND INSURANCE SERIES ("AFIS"). FORM N-Q FOR THE QUARTER ENDED MARCH 31, 2005 FOR THE AFIS MASTER FUNDS WAS FILED UNDER CIK NUMBER 0000729528, FILE # 811-03857 ON OR ABOUT ON MAY 27, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

       (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

       (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Trust




By: /S/ James A. Shepherdson
James A. Shepherdson
President (Chief Executive Officer)

Date:  May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: /S/ James A. Shepherdson
James A. Shepherdson
President (Chief Executive Officer)

Date: May 27, 2005





By: /S/ Gordon M. Shone
Gordon M. Shone
Vice President & Chief Financial Officer

Date: May 27, 2005